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                            Prospectus 1

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Lincoln ChoicePlusSM Access
Lincoln New York Account N
for Variable Annuities
Individual Variable Annuity Contracts

Home Office:
Lincoln Life & Annuity Company of New York
100 Madison Street, Suite 1860
Syracuse, NY 13202
www.LincolnFinancial.com

Servicing Office:
Lincoln Life & Annuity Company of New York
PO Box 2348
Fort Wayne, IN 46801-2348
1-888-868-2583

This prospectus describes an individual flexible premium deferred variable annuity contract that is issued by Lincoln Life & Annuity Company of New York. This prospectus is primarily for use with nonqualified plans and qualified retirement plans under Sections 408 (IRAs) and 408A (Roth IRAs) of the tax code. Generally, you do not pay federal income tax on the contract's growth until it is paid out. Qualified retirement plans already provide for tax deferral. Therefore, there should be reasons other than tax deferral for acquiring the contract within a qualified plan. The contract is designed to accumulate contract value and to provide retirement income that you cannot outlive or for an agreed upon time. These benefits may be a variable or fixed amount, if available, or a combination of both. If you die before the annuity commencement date, we will pay your beneficiary a death benefit. In the alternative, you generally may choose to receive a death benefit upon the death of the annuitant.

The minimum initial purchase payment for the contract is $10,000. Additional purchase payments may be made to the contract and must be at least $100 per payment ($25 if transmitted electronically), and at least $300 annually.

Except as noted below, you choose whether your contract value accumulates on a variable or a fixed (guaranteed) basis or both. Your contract may not offer a fixed account or if permitted by your contract, we may discontinue accepting purchase payments or transfers into the fixed side of the contract at any time. If your purchase payments are in the fixed account, we guarantee your principal and a minimum interest rate. For the life of your contract or during certain periods, we may impose restrictions on the fixed account. Also, a market value adjustment may be applied to any withdrawal, surrender or transfer from the fixed account before the expiration date of a guaranteed period.

All purchase payments for benefits on a variable basis will be placed in Lincoln New York Account N for Variable Annuities (variable annuity account [VAA]). The VAA is a segregated investment account of Lincoln New York. You take all the investment risk on the contract value and the retirement income for amounts placed into one or more of the contract's variable options. If the subaccounts you select make money, your contract value goes up; if they lose money, it goes down. How much it goes up or down depends on the performance of the subaccounts you select. We do not guarantee how any of the variable options or their funds will perform. Also, neither the U.S. Government nor any federal agency insures or guarantees your investment in the contract. The contracts are not bank deposits and are not endorsed by any bank or government agency.

The available funds are listed below:

AIM Variable Insurance Funds (Invesco Variable Insurance Funds) (Series I):
     Invesco V.I. Capital Appreciation Fund
     (formerly AIM V.I. Capital Appreciation Fund)
     Invesco V.I. Core Equity Fund
     (formerly AIM V.I. Core Equity Fund)
     Invesco V.I. International Growth Fund
     (formerly AIM V.I. International Growth Fund)
AllianceBernstein Variable Products Series Fund (Class B):
     AllianceBernstein VPS Global Thematic Growth Portfolio
     AllianceBernstein VPS Growth and Income Portfolio
     AllianceBernstein VPS International Value Portfolio
     AllianceBernstein VPS Large Cap Growth Portfolio
     AllianceBernstein VPS Small/Mid Cap Value Portfolio
American Century Investments Variable Products (Class II):
     American Century Investments VP Inflation Protection Fund

American Funds Insurance SeriesSM (Class 2):
   American Funds Global Growth Fund
     American Funds Global Small Capitalization Fund
     American Funds Growth Fund
     American Funds Growth-Income Fund
     American Funds International Fund
BlackRock Variable Series Funds, Inc. (Class III):
     BlackRock Global Allocation V.I. Fund
Delaware VIP Trust (Service Class):
   Delaware VIP Diversified Income Series
   Delaware VIP Emerging Markets Series
     Delaware VIP High Yield Series
     Delaware VIP Limited-Term Diversified Income Series
     Delaware VIP REIT Series
     Delaware VIP Small Cap Value Series
     Delaware VIP Trend Series
     Delaware VIP U.S. Growth Series
     Delaware VIP Value Series

DWS Investments VIT Funds (Class A):
     DWS Equity 500 Index VIP
     DWS Small Cap Index VIP
DWS Variable Series II (Class B):
     DWS Alternative Asset Allocation Plus VIP
Fidelity (Reg. TM) Variable Insurance Products (Service Class 2):
     Fidelity (Reg. TM) VIP Contrafund (Reg. TM) Portfolio
     Fidelity (Reg. TM) VIP Equity-Income Portfolio
     Fidelity (Reg. TM) VIP Growth Portfolio
     Fidelity (Reg. TM) VIP Mid Cap Portfolio
     Fidelity (Reg. TM) VIP Overseas Portfolio
Franklin Templeton Variable Insurance Products Trust (Class 2):
     FTVIPT Franklin Income Securities Fund
     FTVIPT Franklin Small-Mid Cap Growth Securities Fund
     FTVIPT Mutual Shares Securities Fund
     FTVIPT Templeton Global Bond Securities Fund
     FTVIPT Templeton Growth Securities Fund
Janus Aspen Series (Service Class):
     Janus Aspen Balanced Portfolio
     Janus Aspen Enterprise Portfolio
     Janus Aspen Worldwide Portfolio
Lincoln Variable Insurance Products Trust (Standard Class):
     LVIP Delaware Bond Fund
     LVIP Delaware Social Awareness Fund
     LVIP Mondrian International Value Fund
     LVIP Money Market Fund
     LVIP SSgA S&P 500 Index Fund**
Lincoln Variable Insurance Products Trust (Service Class)
     LVIP Baron Growth Opportunities Fund
     LVIP Capital Growth Fund
     LVIP Cohen & Steers Global Real Estate Fund
     LVIP Columbia Value Opportunities Fund
     LVIP Delaware Foundation (Reg. TM) Aggressive Allocation Fund LVIP Delaware Growth and Income Fund
     LVIP Delaware Special Opportunities Fund
     LVIP Global Income Fund

     LVIP Janus Capital Appreciation Fund
     LVIP Marsico International Growth Fund
     LVIP MFS Value Fund
     LVIP Mid-Cap Value Fund
     LVIP SSgA Bond Index Fund
     LVIP SSgA Developed International 150 Fund
     LVIP SSgA Emerging Markets 100 Fund
     LVIP SSgA International Index Fund
     LVIP SSgA Large Cap 100 Fund
     LVIP SSgA Small/Mid Cap 200 Fund
     LVIP SSgA Small-Cap Index Fund
     LVIP T. Rowe Price Growth Stock Fund
     LVIP T. Rowe Price Structured Mid-Cap Growth Fund
     LVIP Templeton Growth Fund
     LVIP Turner Mid-Cap Growth Fund
     LVIP Wilshire 2010 Profile Fund
     LVIP Wilshire 2020 Profile Fund
     LVIP Wilshire 2030 Profile Fund
     LVIP Wilshire 2040 Profile Fund
     LVIP Wilshire Aggressive Profile Fund
     LVIP Wilshire Conservative Profile Fund
     LVIP Wilshire Moderate Profile Fund
     LVIP Wilshire Moderately Aggressive Profile Fund
MFS (Reg. TM) Variable Insurance TrustSM (Service Class):
     MFS (Reg. TM) VIT Core Equity Series
     MFS (Reg. TM) VIT Growth Series
     MFS (Reg. TM) VIT Total Return Series
     MFS (Reg. TM) VIT Utilities Series
Neuberger Berman Advisers Management Trust (I Class):
     Neuberger Berman AMT Mid-Cap Growth Portfolio
     Neuberger Berman AMT Regency Portfolio
PIMCO Variable Insurance Trust (Advisor Class):
     PIMCO VIT CommodityRealReturn (Reg. TM) Strategy Portfolio
Putnam Variable Trust (Class IB):
     Putnam VT Global Health Care Fund
     Putnam VT Growth & Income Fund

**"S&P 500" is a trademark of The McGraw-Hill Companies, Inc. and has been licensed for use by Lincoln Variable Insurance Products Trust and its affiliates. The product is not sponsored, endorsed, sold or promoted by Standard & Poor's and Standard & Poor's makes no representation regarding the advisability of purchasing the product. (Please see the Statement of Additional Information which sets forth additional disclaimers and limitations of liability on behalf of S&P.)


This prospectus gives you information about the contracts that you should know before you decide to buy a contract and make purchase payments. You should also review the prospectuses for the funds that accompany this prospectus, and keep all prospectuses for future reference.

Neither the SEC nor any state securities commission has approved this contract or determined that this prospectus is accurate or complete. Any representation to the contrary is a criminal offense.

More information about the contracts is in the current Statement of Additional Information (SAI), dated the same date as this prospectus. The SAI is incorporated by reference into this prospectus and is legally part of this prospectus. For a free copy of the SAI, write: Lincoln Life & Annuity Company of New York, PO Box 2348, Fort Wayne, IN 46801-2348, or call 1-888-868-2583.
The SAI and other information about Lincoln New York and the VAA are also available on the SEC's website (http://www.sec.gov). There is a table of contents for the SAI on the last page of this prospectus.

May 1, 2010

2
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Table of Contents



Item                                                          Page
Special Terms                                                  4
Expense Tables                                                 6
Summary of Common Questions                                    8
Lincoln Life & Annuity Company of New York                    10
Variable Annuity Account (VAA)                                11
Investments of the Variable Annuity Account                   12
Charges and Other Deductions                                  17
The Contracts                                                 21
 Purchase Payments                                            21
 Transfers On or Before the Annuity Commencement Date         22
 Surrenders and Withdrawals                                   25
 Death Benefit                                                28
 Investment Requirements                                      30
 Living Benefit Riders                                        32
 Lincoln Lifetime IncomeSM Advantage                          32
 Lincoln SmartSecurity (Reg. TM) Advantage                    39
 i4LIFE (Reg. TM) Advantage                                   44
 Guaranteed Income Benefit with i4LIFE (Reg. TM) Advantage    47
 4LATER (Reg. TM) Advantage                                   50
 Annuity Payouts                                              54
 Fixed Side of the Contract                                   56
Distribution of the Contracts                                 58
Federal Tax Matters                                           59
Additional Information                                        64
 Voting Rights                                                64
 Return Privilege                                             64
 Other Information                                            64
 Legal Proceedings                                            65
Contents of the Statement of Additional Information (SAI)
for Lincoln New York Account N for Variable Annuities         67
Appendix A - Condensed Financial Information                  A-1

                                                                               3
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Special Terms
In this prospectus, the following terms have the indicated meanings:

4LATER (Reg. TM) Advantage or 4LATER (Reg. TM) - An option that provides an Income Base during the accumulation period, which can be used to establish a Guaranteed Income Benefit with i4LIFE (Reg. TM) Advantage in the future.

Account or variable annuity account (VAA) - The segregated investment account, Account N, into which we set aside and invest the assets for the variable side of the contract offered in this prospectus.

Account Value - Under i4LIFE (Reg. TM) Advantage, the initial Account Value is the contract value on the valuation date that i4LIFE (Reg. TM) Advantage is effective, less any applicable premium taxes. During the Access Period, the Account Value equals the initial Account Value plus investment gains minus losses, regular income payments, Guaranteed Income Benefit payments, and withdrawals.

Accumulation unit - A measure used to calculate contract value for the variable side of the contract before the annuity commencement date and to calculate the i4LIFE (Reg. TM) Advantage Account Value during the Access Period.

Annuitant - The person upon whose life the annuity benefit payments are based, and upon whose life a death benefit may be paid.

Annuity commencement date - The valuation date when funds are withdrawn or converted into annuity units or fixed dollar payout for payment of retirement income benefits under the annuity payout option you select.

Annuity payout - An amount paid at regular intervals after the annuity commencement date under one of several options available to the annuitant and/or any other payee. This amount may be paid on a variable or fixed basis, or a combination of both.

Annuity unit - A measure used to calculate the amount of annuity payouts for the variable side of the contract after the annuity commencement date. See Annuity Payouts.

Beneficiary - The person you choose to receive any death benefit paid if you die before the annuity commencement date.

Contractowner (you, your, owner) - The person who can exercise the rights within the contract (decides on investment allocations, transfers, payout option, designates the beneficiary, etc.). Usually, but not always, the contractowner is the annuitant.

Contract value (may be referenced to as account value in marketing materials) - At a given time before the annuity commencement date, the total value of all accumulation units for a contract plus the value of the fixed side of the contract, if any.

Contract year - Each one-year period starting with the effective date of the contract and starting with each contract anniversary after that.

Death benefit - Before the annuity commencement date, the amount payable to your designated beneficiary if the contractowner dies or, if selected, to the contractowner if the annuitant dies. See The Contracts - Death Benefit for a description of the various death benefit options.

Good Order - The actual receipt at our Servicing Office of the requested transaction in writing or by other means we accept, along with all information and supporting legal documentation necessary to effect the transaction. The forms we provide will identify the necessary documentation. We may, in our sole discretion, determine whether any particular transaction request is in good order, and we reserve the right to change or waive any good order requirements at any time.

Guaranteed Income Benefit - An option that provides a guaranteed minimum payout floor for the i4LIFE (Reg. TM) Advantage regular income payments. The calculation of the Guaranteed Income Benefit or the features applicable to the Guaranteed Income Benefit may vary based on the rider provisions applicable to certain contractowners.

i4LIFE (Reg. TM) Advantage - An income program which combines periodic variable lifetime income payments with the ability to make withdrawals during a defined period.

Lincoln New York (we, us, our) - Lincoln Life & Annuity Company of New York
(LNY)

Lincoln Lifetime IncomeSM Advantage - Provides minimum guaranteed lifetime periodic withdrawals that may increase.

Lincoln SmartSecurity (Reg. TM) Advantage - Provides minimum guaranteed periodic withdrawals (for life, if the 1 Year Automatic Step-Up option is chosen), regardless of the investment performance of the contract and provided certain conditions are met, that may increase due to subsequent purchase payments and step-ups.

Living Benefit - A general reference to certain riders that may be available for purchase that provide some type of a minimum guarantee while you are alive. These riders are the Lincoln Smart Security (Reg. TM) Advantage, Lincoln Lifetime Income AdvantageSM, 4LATER (Reg. TM) Advantage and i4LIFE (Reg. TM) Advantage (with or without the Guaranteed Income Benefit). If you select a Living Benefit rider, excess withdrawals may have adverse effects on the benefit, and you may be subject to Investment Requirements.

Purchase payments - Amounts paid into the contract.

Subaccount - The portion of the VAA that reflects investments in accumulation and annuity units of a class of a particular fund available under the contracts. There is a separate subaccount which corresponds to each class of a fund.

Valuation date - Each day the New York Stock Exchange (NYSE) is open for trading.

Valuation period - The period starting at the close of trading (currently 4:00 p.m. New York time) on each day that the NYSE is open for trading (valuation date) and ending at the close of such trading on the next valuation date.

Expense Tables
The following tables describe the fees and expenses that you will pay when buying, owning, and surrendering the contract.

The first table describes the fees and expenses that you will pay at the time that you buy the contract, surrender the contract, or transfer contract value between investment options and/or the fixed account. State premium taxes may also be deducted.


Contractowner Transaction Expenses:



  o   Transfer charge      $ 25*

* The transfer charge will not be imposed on the first 12 transfers during a contract year. We reserve the right to charge a $25 fee for the 13th and each additional transfer during any contract year, excluding automatic dollar cost averaging, portfolio rebalancing and cross reinvestment transfers.


We may apply a market value adjustment to amounts being withdrawn, surrendered or transferred from a guaranteed period account only (except for dollar cost averaging, portfolio rebalancing, cross-reinvestment, withdrawals up to the Maximum Annual Withdrawal amount under the Lincoln SmartSecurity (Reg. TM) Advantage and regular income payments under i4LIFE (Reg. TM) Advantage). See Fixed Side of the Contract.

The next table describes the fees and expenses that you will pay periodically during the time that you own the contract, not including fund fees and expenses.

Separate Account Annual Expenses (as a percentage of average daily net assets in the subaccounts):


                                           With Enhanced
                                           Guaranteed Minimum
                                           Death Benefit (EGMDB)
                                           ----------------------
o   Mortality and expense risk charge              1.50%
o   Administrative charge                          0.15%
                                                    ----
o   Total annual charge for each
    subaccount                                     1.65%

Optional Rider Charges:


Lincoln Lifetime IncomeSM Advantage:

                                   Lincoln Lifetime IncomeSM
                                           Advantage
                                  --------------------------
o   Guaranteed maximum annual
    percentage charge*                      1.50%
o   Current annual percentage
    charge* **                              0.90%

*The annual percentage charge is assessed against the Guaranteed Amount (initial purchase payment or contract value at the time of election) as increased for subsequent purchase payments, Automatic Annual Step-ups, 5% Enhancements, and the 200% Step-up (if applicable to your contract) and decreased for withdrawals. These changes to the Guaranteed Amount are discussed below. This charge is deducted from the contract value on a quarterly basis. See Charges and Other Deductions for further information.

**For riders purchased before January 20, 2009, the current annual percentage charge will increase from 0.75% to 0.90% upon the earlier of (a) the next Automatic Annual Step-up of the Guaranteed Amount or (b) the next Benefit Year anniversary if cumulative purchase payments received after the first Benefit Year anniversary equal or exceed $100,000.


Lincoln SmartSecurity (Reg. TM) Advantage:


                                            Lincoln SmartSecurity (Reg. TM)      Lincoln SmartSecurity (Reg. TM)
                                              Advantage - 1 Year Automatic        Advantage - 1 Year Automatic
                                                     Step-Up option                      Step-Up option
                                                     - Single Life                        - Joint Life
                                           ---------------------------------    --------------------------------
o   Guaranteed maximum annual
    percentage charge*                                  1.50%                                1.50%
o   Current annual percentage charge*                   0.65%                                0.80%

*The annual percentage charge is assessed against the Guaranteed Amount (initial purchase payment or contract value at the time of election) as adjusted for subsequent purchase payments, step-ups and withdrawals. This charge is deducted from the contract value on a quarterly basis. See Charges and Other Deductions for further information.

4LATER (Reg. TM) Advantage:




  o   Guaranteed maximum annual percentage charge*      1.50%
  o   Current annual percentage charge* **              0.65%

*The annual percentage charge for the 4LATER (Reg. TM) Advantage is multiplied by the Income Base (initial purchase payment or contract value at the time of election) as increased for subsequent purchase payments, automatic 15% Enhancements, and Resets and decreased for withdrawals. The 4LATER (Reg. TM) Advantage charge is deducted from the subaccounts on a quarterly basis.

**For riders purchased before January 20, 2009, the current annual percentage charge will increase from 0.50% to 0.65% upon the next election to reset the Income Base.


The next table describes charges that apply when i4LIFE (Reg. TM) Advantage is in effect. The charge for any Guaranteed Income Benefit, if elected, is added to the i4LIFE (Reg. TM) Advantage charge and the total is deducted from your average daily Account Value.

i4LIFE (Reg. TM) Advantage Payout Phase (On and After the Periodic Income Commencement Date):


i4LIFE (Reg. TM) Advantage (as a daily percentage of average Account Value):

                                              Enhanced Guaranteed
                                              Minimum Death
                                              Benefit (EGMDB)         Account Value Death Benefit
                                              --------------------    ----------------------------
o   Annual charge                                    2.10%                       1.90%
o   Guaranteed Income Benefit Charge                 1.50%*                      1.50%*
                                                      ----                        ----
o   Total i4LIFE (Reg. TM) Advantage with
    Guaranteed Income Benefit Charge                 3.60%                       3.40%

*The charge shown is the guaranteed maximum annual percentage charge. The current percentage charge is 0.50%.

Purchasers of Lincoln Lifetime IncomeSM Advantage are guaranteed the ability in the future to purchase i4LIFE (Reg. TM) Advantage with the Guaranteed Income Benefit and may purchase the Guaranteed Income Benefit at or below the guaranteed maximum charge that is in effect on the date that they purchase the Lincoln Lifetime IncomeSM Advantage.

Optional Rider Charges:


4LATER (Reg. TM) Advantage Guaranteed Income Benefit (as a daily percentage of average Account Value):



  o   Guaranteed maximum annual percentage charge      1.50%
  o   Current annual percentage charge                 0.65%*,**

For example, if you purchase the i4LIFE (Reg. TM) Advantage EGMDB for 2.10% with the 4LATER (Reg. TM) Advantage Guaranteed Income Benefit at a maximum charge of 1.50%, your total annual charge is 3.60% (as a daily percentage of average account value).

*The percentage charge will change to the current charge in effect upon election of a new step-up period, not to exceed the guaranteed maximum charge.

**For riders purchased before January 20, 2009, the current annual percentage charge will increase from 0.50% to 0.65% upon the next election to reset the Income Base.


The next table describes the separate account annual expenses (as a percentage of average daily net assets in the subaccounts) you pay on and after the Annuity Commencement Date:



  o   Mortality and expense risk charge and Administrative charge      1.40%

The next item shows the minimum and maximum total annual operating expenses charged by the funds that you may pay periodically during the time that you own the contract. The expenses are for the year ended December 31, 2009. More detail concerning each fund's fees and expenses is contained in the prospectus for each fund.



                                                    Maximum      Minimum
                                                   ---------    --------
Total Annual Fund Operating Expenses
(expenses that are deducted from fund assets,
including management fees, distribution and/or
service (12b-1) fees, and other expenses):         5.32%        0.32%
Net Total Annual Fund Operating Expenses
(after contractual waivers/reimbursements):        1.84%        0.32%

EXAMPLES

This Example is intended to help you compare the cost of investing in the contract with the cost of investing in other variable annuity contracts. These costs include contractowner transaction expenses, contract fees, separate account annual expenses, and fund fees and expenses.

The Example assumes that you invest $10,000 in the contract for the time periods indicated. The Example also assumes that your investment has a 5% return each year, the maximum fees and expenses of any of the funds and that the EGMDB and Lincoln Lifetime IncomeSM Advantage at the guaranteed maximum charge are in effect. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:


1) If you surrender your contract at the end of the applicable time period:



 1 year   3 years   5 years   10 years
-------- --------- --------- ---------
   $841   $2,505    $4,150    $8,213

2) If you annuitize or do not surrender your contract at the end of the applicable time period:



 1 year   3 years   5 years   10 years
-------- --------- --------- ---------
   $841   $2,505    $4,150    $8,213

For more information, see Charges and Other Deductions in this prospectus, and the prospectuses for the funds. Premium taxes may also apply, although they do not appear in the examples. Different fees and expenses not reflected in the examples may be imposed during a period in which regular income payments or annuity payouts are made. See The Contracts - i4LIFE (Reg. TM) Advantage, Guaranteed Income Benefit with i4LIFE (Reg. TM) Advantage, 4LATER (Reg. TM) Guaranteed Income Benefit and Annuity Payouts. These examples should not be considered a representation of past or future expenses. Actual expenses may be more or less than those shown.

Certain underlying funds have reserved the right to impose fees when fund shares are redeemed within a specified period of time of purchase ("redemption fees"). As of the date of this prospectus, none have done so. See The Contracts
- Market Timing for a discussion of redemption fees.

For information concerning compensation paid for the sale of the contracts, see Distribution of the Contracts.



Summary of Common Questions
What kind of contract am I buying? It is an individual variable or fixed and/or market value adjusted, if applicable, annuity contract between you and Lincoln New York. This prospectus primarily describes the variable side of the contract. See The Contracts.

What is the variable annuity account (VAA)? It is a separate account we established under New York insurance law, and registered with the SEC as a unit investment trust. VAA assets are allocated to one or more subaccounts, according to your investment choices. VAA assets are not chargeable with liabilities arising out of any other business which we may conduct. See Variable Annuity Account.

What are Asset Allocation Models? Asset allocation models are designed to assist you in deciding how to allocate your purchase payments among the various subaccounts. Each model provides a diversified investment portfolio by combining different asset classes to help it reach its stated investment goal. See The Contracts - Asset Allocation Models.

What are Investment Requirements? If you elect Lincoln Lifetime IncomeSM Advantage, 4LATER (Reg. TM) Advantage, Lincoln SmartSecurity (Reg. TM) Advantage or i4LIFE (Reg. TM) Advantage with Guaranteed Income Benefit, you will be subject to certain requirements for your subaccount investments. You will be limited in how much you can invest in certain subaccounts. See The Contracts - Investment Requirements.

What are my investment choices? Based upon your instruction for purchase payments, the VAA applies your purchase payments to buy shares in one or more of the investment options. In turn, each fund holds a portfolio of securities consistent with its investment policy. See Investments of the Variable Annuity Account - Description of the Funds.

Who invests my money? Several different investment advisers manage the investment options. See Investments of the Variable Annuity Account - Description of the Funds.

How does the contract work? If we approve your application, we will send you a contract. When you make purchase payments during the accumulation phase, you buy accumulation units. If you decide to receive an annuity payout, your accumulation units are converted to annuity units. Your annuity payouts will be based on the number of annuity units you receive and the value of each annuity unit on payout days. See The Contracts.

What charges do I pay under the contract? We apply a charge to the daily net asset value of the VAA that consists of a mortality and expense risk charge according to the death benefit you select. There is an administrative charge in addition to the mortality and expense risk charge. See Charges and Other Deductions.

We will deduct any applicable premium tax from purchase payments or contract value at the time the tax is incurred or at another time we choose.

We reserve the right to charge a $25 fee for the 13th and each additional transfer during any contract year, excluding automatic dollar cost averaging, portfolio rebalancing and cross-reinvestment transfers. The transfer charge will not be imposed on the first 12 transfers during the contract year.

See Expense Tables and Charges and Other Deductions for additional fees and expenses in these contracts.

The funds' investment management fees, expenses and expense limitations, if applicable, are more fully described in the prospectuses for the funds.

The surrender, withdrawal or transfer of value from a fixed account guaranteed period may be subject to the market value adjustment, if applicable. See Fixed Side of Contract.

Charges may also be imposed during the regular income or annuity payout period, including i4LIFE (Reg. TM) Advantage if elected. See The Contracts and Annuity Payouts.

For information about the compensation we pay for sales of the contracts, see The Contracts-Distribution of the Contracts.

What purchase payments do I make, and how often? Subject to the minimum and maximum payment amounts, your payments are completely flexible. See The Contracts - Purchase Payments.

How will my annuity payouts be calculated? If you decide to annuitize, you may select an annuity option and start receiving annuity payouts from your contract as a fixed option or variable option or a combination of both. See Annuity Payouts - Annuity Options. Remember that participants in the VAA benefit from any gain, and take a risk of any loss, in the value of the securities in the funds' portfolios.

What happens if I die before I annuitize? Your beneficiary will receive death benefit proceeds based upon the death benefit you select. Your beneficiary has options as to how the death benefit is paid. In the alternative, you may choose to receive a death benefit on the death of the annuitant. See The Contracts - Death Benefit.

May I transfer contract value between variable options and between the variable and fixed sides of the contract? Yes, subject to currently effective restrictions. For example, transfers made before the annuity commencement date are generally restricted to no more than twelve (12) per contract year. If permitted by your contract, we may discontinue accepting transfers into the fixed side of the contract at any time. See The Contracts - Transfers On or Before the Annuity Commencement Date and Transfers After the Annuity Commencement Date.

What are Living Benefit Riders? Living Benefit riders are optional riders available to purchase for an additional fee. These riders provide different types of minimum guarantees if you meet certain conditions. These riders are the Lincoln SmartSecurity (Reg. TM) Advantage and Lincoln Lifetime IncomeSM Advantage (both of which are withdrawal benefit riders) and 4LATER (Reg. TM) Advantage and i4LIFE (Reg. TM) Advantage (with or without the Guaranteed Income Benefit) (both of which are annuity payout riders). If you select a Living Benefit rider, excess withdrawals may have adverse effects on the benefit (especially during times of poor investment performance), and you will be subject to Investment Requirements (unless you elect i4LIFE (Reg. TM) Advantage without the Guaranteed Income Benefit). These riders are discussed in detail in this prospectus. In addition, there is an overview of these riders that is provided with this prospectus.

What is Lincoln Lifetime IncomeSM Advantage? Lincoln Lifetime IncomeSM Advantage is a rider that you may purchase for an additional charge on or after you have reached age 60 and which provides minimum guaranteed, periodic withdrawals for your life regardless of the investment performance of the contract provided certain conditions are met. Withdrawals are based on the Guaranteed Amount which is equal to the initial purchase payment (or contract value if elected after contract issue). The Guaranteed Amount is not available as a separate benefit upon death or surrender and is increased by subsequent purchase payments, Automatic Annual Step-ups, the 5% Enhancements, and the Step-up to 200% (if applicable to your contract) of the initial Guaranteed Amount and is decreased by withdrawals in accordance with provisions described later in this prospectus. See The Contracts-Lincoln Lifetime IncomeSM Advantage. You may not simultaneously elect Lincoln Lifetime IncomeSM Advantage and another one of the Living Benefit riders. By electing this rider you will be subject to Investment Requirements. See The Contracts - Investment Requirements.

What is the Lincoln SmartSecurity (Reg. TM) Advantage? This benefit, which may be available for purchase at an additional charge, provides a Guaranteed Amount equal to the initial purchase payment (or contract value at the time of election) as adjusted. You may access this benefit through periodic withdrawals. Excess withdrawals will adversely affect the Guaranteed Amount. You cannot simultaneously elect Lincoln SmartSecurity (Reg. TM) Advantage with any other living benefit rider. By electing this benefit, you will be subject to Investment Requirements. See The Contracts - Lincoln SmartSecurity (Reg. TM) Advantage.

What is i4LIFE (Reg. TM) Advantage? i4LIFE (Reg. TM) Advantage is an income program, available for purchase at an additional charge, that provides periodic variable lifetime income payments, a death benefit, and the ability to make withdrawals during a defined period of time (Access Period). For an additional charge, you may purchase a minimum payout floor, the Guaranteed Income Benefit. We assess a charge, imposed only during the i4LIFE (Reg. TM) Advantage payout phase, based on the i4LIFE (Reg. TM) Advantage death benefit you choose and whether or not the Guaranteed Income Benefit is in effect.

What is the Guaranteed Income Benefit? The Guaranteed Income Benefit provides a minimum payout floor for your i4LIFE (Reg. TM) regular income payments. The i4LIFE (Reg. TM) Guaranteed Income Benefit is purchased when you elect i4LIFE (Reg. TM) Advantage or any time during the

Access Period subject to terms and conditions at that time. 4LATER (Reg. TM) Advantage, Lincoln Smart Security (Reg. TM) Advantage and Lincoln Lifetime IncomeSM Advantage have features that may be used to establish the amount of the Guaranteed Income Benefit. 4LATER (Reg. TM) Advantage is purchased prior to the time you elect i4LIFE (Reg. TM) Advantage and provides a guaranteed value, the Income Base, which can be used to establish the Guaranteed Income Benefit floor in the future. The i4LIFE (Reg. TM) Guaranteed Income Benefit does not have an Income Base; the minimum floor is based on the contract value at the time you elect i4LIFE (Reg. TM) with the Guaranteed Income Benefit. You may use your Guaranteed Amount from Lincoln Smart Security (Reg. TM) Advantage or Lincoln Lifetime IncomeSM Advantage to establish the Guaranteed Income Benefit at the time you terminate Lincoln Smart Security (Reg. TM) Advantage or Lincoln Lifetime IncomeSM Advantage to purchase i4LIFE (Reg. TM) Advantage. By electing this benefit, you will be subject to Investment Requirements. See The Contracts
- i4LIFE (Reg. TM) Advantage Guaranteed Income Benefit, 4LATER (Reg. TM) Advantage Guaranteed Income Benefit, and Lincoln Lifetime IncomeSM Advantage - i4LIFE (Reg. TM) Advantage option.

What is 4LATER (Reg. TM) Advantage? 4LATER (Reg. TM) Advantage, which may be available for purchase at an additional charge, is a way to guarantee today a minimum payout floor (a Guaranteed Income Benefit) in the future for the i4LIFE (Reg. TM) Advantage regular income payments. 4LATER (Reg. TM) Advantage provides an initial Income Base that is guaranteed to increase at a specified percentage over the accumulation period of the annuity. By electing this benefit, you will be subject to Investment Requirements. See The Contracts - 4LATER (Reg. TM) Advantage.

May I surrender the contract or make a withdrawal? Yes, subject to contract requirements and to the restrictions of any qualified retirement plan for which the contract was purchased. A portion of surrender or withdrawal proceeds may be taxable. In addition, if you decide to take a distribution before age 591/2, a 10% Internal Revenue Service (IRS) tax penalty may apply. A surrender or a withdrawal also may be subject to 20% withholding. See Federal Tax Matters.

Do I get a free look at this contract? Yes. You can cancel the contract within ten days of the date you first receive the contract. You need to return the contract, postage prepaid, to our Servicing office. You assume the risk of any market drop on purchase payments you allocate to the variable side of the contract. See Return Privilege.

Where may I find more information about accumulation unit values? Appendix A to this prospectus provides more information about accumulation unit values.



Investment Results
At times, the VAA may compare its investment results to various unmanaged indices or other variable annuities in reports to shareholders, sales literature and advertisements. The results will be calculated on a total return basis for various periods. Total returns include the reinvestment of all distributions, which are reflected in changes in unit value. The money market subaccount's yield is based upon investment performance over a 7-day period, which is then annualized.

Note that there can be no assurance that any money market fund will be able to maintain a stable net asset value per share. During extended periods of low interest rates, and due in part to the contract fees and expenses, the yields of any subaccount investing in a money market fund may also become extremely low and possibly negative.

The money market yield figure and annual performance of the subaccounts are based on past performance and do not indicate or represent future performance.



Lincoln Life & Annuity Company of New York
Lincoln New York (the Company) is a stock life insurance company chartered in New Jersey in 1897 and redomesticated to New York on April 2, 2007. Lincoln New York is a subsidiary of The Lincoln National Life Insurance Company (Lincoln
Life). Lincoln Life is an Indiana-domiciled insurance corporation, engaged primarily in the direct issuance of life insurance contracts and annuities. Lincoln Life is wholly owned by Lincoln National Corporation (LNC), a publicly held insurance and financial services holding company incorporated in Indiana. Lincoln New York is obligated to pay all amounts promised to policy owners under the policies.

Depending on when you purchased your contract, you may be permitted to make allocations to the fixed account, which is part of our general account. See The Fixed Side of the Contract. In addition, any guarantees under the contract that exceed your contract value, such as those associated with death benefit options and Living Benefit riders are paid from our general account (not the VAA). Therefore, any amounts that we may pay under the contract in excess of contract value are subject to our financial strength and claims-paying ability and our long-term ability to make such payments. With respect to the issuance of the contracts, Lincoln New York does not file periodic financial reports with the SEC pursuant to the exemption for life insurance companies provided under Rule 12h-7 of the Securities Exchange Act of 1934.

We issue other types of insurance policies and financial products as well, and we also pay our obligations under these products from our assets in the general account. Moreover, unlike assets held in the VAA, the assets of the general account are subject to the general liabilities of the Company and, therefore, to the Company's general creditors. In the event of an insolvency or receivership, payments we make from our general account to satisfy claims under the contract would generally receive the same priority as our other contractowner obligations.

Our Financial Condition. Among the laws and regulations applicable to us as an insurance company are those which regulate the investments we can make with assets held in our general account. In general, those laws and regulations determine the amount and type of investments which we can make with general account assets.

In addition, state insurance regulations require that insurance companies calculate and establish on their financial statements, a specified amount of reserves in order to meet the contractual obligations to pay the claims of our policyholders. In order to meet our claims-paying obligations, we regularly monitor our reserves to ensure we hold sufficient amounts to cover actual or expected contract and claims payments. However, it is important to note that there is no guarantee that we will always be able to meet our claims paying obligations, and that there are risks to purchasing any insurance product.

State insurance regulators also require insurance companies to maintain a minimum amount of capital in excess of liabilities, which acts as a cushion in the event that the insurer suffers a financial impairment, based on the inherent risks in the insurer's operations. These risks include those associated with losses that we may incur as the result of defaults on the payment of interest or principal on assets held in our general account, which include bonds, mortgages, general real estate investments, and stocks, as well as the loss in value of these investments resulting from a loss in their market value.

How to Obtain More Information. We encourage both existing and prospective policyholders to read and understand our financial statements. We prepare our financial statements on both a statutory basis and according to Generally Accepted Accounting Principles (GAAP). Our audited GAAP financial statements, as well as the financial statements of the VAA, are located in the SAI. If you would like a free copy of the SAI, please write to us at: PO Box 2348 , Fort Wayne, IN 46801-2348, or call 1-888-868-2583 . In addition, the Statement of Additional Information is available on the SEC's website at http://www.sec.gov. You may obtain our audited statutory financial statements and any unaudited statutory financial statements that may be available by visiting our website at www.LincolnFinancial.com.

You also will find on our website information on ratings assigned to us by one or more independent rating organizations. These ratings are opinions of an operating insurance company's financial capacity to meet the obligations of its insurance and annuity contracts based on its financial strength and/or claims-paying ability. Additional information about rating agencies is included in the Statement of Additional Information.

Lincoln Financial Group is the marketing name for Lincoln National Corporation (NYSE:LNC) and its affiliates. Through its affiliates, Lincoln Financial Group offers annuities, life, group life and disability insurance, 401(k) and 403(b) plans and comprehensive financial planning and advisory services.



Variable Annuity Account (VAA)
On March 11, 1999, the VAA was established as an insurance company separate account under New York law. It is registered with the SEC as a unit investment trust under the provisions of the Investment Company Act of 1940 (1940 Act). The VAA is a segregated investment account, meaning that its assets may not be charged with liabilities resulting from any other business that we may conduct. Income, gains and losses, whether realized or not, from assets allocated to the VAA are, in accordance with the applicable annuity contracts, credited to or charged against the VAA. They are credited or charged without regard to any other income, gains or losses of Lincoln New York. We are the issuer of the contracts and the obligations set forth in the contract, other than those of the contractowner, are ours. The VAA satisfies the definition of a separate account under the federal securities laws. We do not guarantee the investment performance of the VAA. Any investment gain or loss depends on the investment performance of the funds. You assume the full investment risk for all amounts placed in the VAA.

The VAA is used to support other annuity contracts offered by us in addition to the contracts described in this prospectus. The other annuity contracts supported by the VAA generally invest in the same funds as the contracts described in this prospectus. These other annuity contracts may have different charges that could affect the performance of their subaccounts, and they offer different benefits.



Financial Statements
The December 31, 2009 financial statements of the VAA and the December 31, 2009 financial statements of Lincoln New York are located in the SAI. If you would like a free copy of the SAI, complete and mail the request on the last page of this prospectus, or call 1-888-868-2583.

Investments of the Variable Annuity Account
You decide the subaccount(s) to which you allocate purchase payments. There is a separate subaccount which corresponds to each class of each fund. You may change your allocation without penalty or charges. Shares of the funds will be sold at net asset value with no initial sales charge to the VAA in order to fund the contracts. The funds are required to redeem fund shares at net asset value upon our request.


Investment Advisers

As compensation for its services to the fund, the investment adviser receives a fee from the fund which is accrued daily and paid monthly. This fee is based on the net assets of each fund, as defined in the prospectus for the fund.


Certain Payments We Receive with Regard to the Funds

With respect to a fund, including affiliated funds, the adviser and/or distributor, or an affiliate thereof, may make payments to us (or an affiliate). It is anticipated that such payments will be based on a percentage of assets of the particular fund attributable to the contracts along with certain other variable contracts issued or administered by us (or an affiliate). These percentages are negotiated and vary with each fund. Some funds may pay us significantly more than other funds and the amount we receive may be substantial. These percentages currently range up to 0.50%, and as of the date of this prospectus, we were receiving payments from each fund family. We (or our affiliates) may profit from these payments or use these payments for a variety of purposes, including payment of expenses that we (and our affiliates) incur in promoting, marketing, and administering the contracts and, in our role as intermediary, the funds. These payments may be derived, in whole or in part, from the investment advisory fee deducted from fund assets. Contractowners, through their indirect investment in the funds, bear the costs of these investment advisory fees (see the funds' prospectuses for more information). Additionally, a fund's adviser and/or distributor or its affiliates may provide us with certain services that assist us in the distribution of the contracts and may pay us and/or certain affiliates amounts for marketing programs and sales support, as well as amounts to participate in training and sales meetings.

The AllianceBernstein, American Century, American Funds, BlackRock, Delaware, DWS, Fidelity, Franklin Templeton, Invesco, Janus, Lincoln, MFS, PIMCO and Putnam Funds offered as part of this contract make payments to us under their distribution plans (12b-1 plans). The payment rates range up to 0.35% based on the amount of assets invested in those funds. Payments made out of the assets of the fund will reduce the amount of assets that otherwise would be available for investment, and will reduce the fund's investment return. The dollar amount of future asset-based fees is not predictable because these fees are a percentage of the fund's average net assets, which can fluctuate over time. If, however, the value of the fund goes up, then so would the payment to us (or our affiliates). Conversely, if the value of the funds goes down, payments to us or our affiliates would decrease.


Description of the Funds

Each of the subaccounts of the VAA is invested solely in shares of one of the funds available under the contract. Each fund may be subject to certain investment policies and restrictions which may not be changed without a majority vote of shareholders of that fund.

We select the funds offered through the contract based on several factors, including, without limitation, asset class coverage, the strength of the manager's reputation and tenure, brand recognition, performance, and the capability and qualification of each sponsoring investment firm. Another factor we consider during the initial selection process is whether the fund or an affiliate of the fund will make payments to us or our affiliates. We review each fund periodically after it is selected. Upon review, we may remove a fund or restrict allocation of additional purchase payments to a fund if we determine the fund no longer meets one or more of the factors and/or if the fund has not attracted significant contractowner assets. Finally, when we develop a variable annuity product in cooperation with a fund family or distributor (e.g., a "private label" product), we generally will include funds based on recommendations made by the fund family or distributor, whose selection criteria may differ from our selection criteria.

Certain funds offered as part of this contract have similar investment objectives and policies to other portfolios managed by the adviser. The investment results of the funds, however, may be higher or lower than the other portfolios that are managed by the adviser or sub-adviser. There can be no assurance, and no representation is made, that the investment results of any of the funds will be comparable to the investment results of any other portfolio managed by the adviser or sub-adviser, if applicable.

Certain funds invest substantially all of their assets in other funds. As a result, you will pay fees and expenses at both fund levels. This will reduce your investment return. These arrangements are referred to as funds of funds or master-feeder funds. Funds of funds or master-feeder structures may have higher expenses than funds that invest directly in debt or equity securities.

Following are brief summaries of the fund descriptions. More detailed information may be obtained from the current prospectus for the fund. You should read each fund prospectus carefully before investing. Prospectuses for each fund are available by contacting us. In addition, if you receive a summary prospectus for a fund, you may obtain a full statutory prospectus by referring to the contact information for the fund company on the cover page of the summary prospectus. Please be advised that there is no assurance that any of the funds will achieve their stated objectives.

AIM Variable Insurance Funds (Invesco Variable Insurance Funds), advised by Invesco Advisers, Inc.

  o Capital Appreciation Fund: Capital appreciation.

  o Core Equity Fund: Long-term growth.

  o International Growth Fund: Long-term growth.


AllianceBernstein Variable Products Series Fund, advised by AllianceBernstein, L.P.

  o AllianceBernstein VPS Global Thematic Growth Portfolio: Long-term growth.

  o AllianceBernstein VPS Growth and Income Portfolio: Growth and income.

  o AllianceBernstein VPS International Value Portfolio: Long-term growth.

  o AllianceBernstein VPS Large Cap Growth Portfolio: Long-term growth.

  o AllianceBernstein VPS Small/Mid Cap Value Portfolio: Long-term growth.


American Century Investments Variable Products, advised by American Century Investment Management, Inc.

  o Inflation Protection Fund: Long-term total return.


American Funds Insurance SeriesSM, advised by Capital Research and Management Company

  o Global Growth Fund: Long-term growth.

  o Global Small Capitalization Fund: Long-term growth.

  o Growth Fund: Long-term growth.

  o Growth-Income Fund: Growth and income.

  o International Fund: Long-term growth.


BlackRock Variable Series Fund, Inc., advised by BlackRock Advisors, LLC and subadvised by BlackRock Investment Management, LLC

  o BlackRock Global Allocation V.I. Fund: High total return.


Delaware VIP Trust, advised by Delaware Management Company*

  o Diversified Income Series: Total return.

  o Emerging Markets Series: Capital appreciation.

  o High Yield Series: Capital appreciation.

  o Limited-Term Diversified Income Series: Total return.

  o REIT Series: Total return.

  o Small Cap Value Series: Capital appreciation.

  o Trend Series: Capital appreciation.

  o U.S. Growth Series: Capital appreciation.

  o Value Series: Long-term capital appreciation.

*Investments in any of the funds offered under the Delaware VIP Trust are not and will not be deposits with or liabilities of Macquarie Bank Limited ABN 46 008 583 542 and its holding companies including their subsidiaries or related companies (the "Macquarie Group") and are subject to investment risk, including possible delays in repayment and loss of income and capital invested. No Macquarie Group company guarantees or will guarantee the performance of any of the funds offered under the Delaware VIP Trust, the repayment of capital from any of the funds offered under the Delaware VIP Trust or any particular rate of return.


DWS Investments VIT Funds, advised by Deutsche Asset Management Inc. and subadvised by Northern Trust Investments, Inc.

  o DWS Equity 500 Index VIP: Capital appreciation.

  o DWS Small Cap Index VIP: Capital appreciation.


DWS Variable Series II, advised by Deutsche Asset Management Inc. and subadvised by RREEF America L.L.C.

  o DWS Alternative Asset Allocation Plus VIP Portfolio: Capital appreciation.


Fidelity (Reg. TM) Variable Insurance Products, advised by Fidelity Management and Research Company and subadvised by FMR Co., Inc.

  o Contrafund (Reg. TM) Portfolio: Long-term capital appreciation.

  o Equity-Income Portfolio: Reasonable income.

  o Growth Portfolio: Capital appreciation.

  o Mid Cap Portfolio: Long-term growth.

  o Overseas Portfolio: Long-term growth.


Franklin Templeton Variable Insurance Products Trust, advised by Franklin Advisers, Inc. for the Franklin Income Securities Fund and the Franklin Small-Mid Cap Growth Securities Fund, by Templeton Global Advisors Limited for the Templeton Global Bond Securities Fund and the Templeton Growth Securities Fund, and by Franklin Mutual Advisors, LLC for the Mutual Shares Securities Fund.

  o Franklin Income Securities Fund: Current income.

  o Franklin Small-Mid Cap Growth Securities Fund: Long-term capital growth.

  o Mutual Shares Securities Fund: Capital appreciation.

  o Templeton Global Bond Securities Fund: Total return.

  o Templeton Growth Securities Fund: Long-term growth.
     (Subadvised by Templeton Asset Management Limited)


Janus Aspen Series, advised by Janus Capital Management LLC

  o Balanced Portfolio: Long-term growth and current income.

  o Enterprise Portfolio Portfolio: Long-term growth.

  o Worldwide Portfolio: Long-term growth.


Lincoln Variable Insurance Products Trust, advised by Lincoln Investment Advisors Corporation.

  o LVIP Baron Growth Opportunities Fund: Capital appreciation.
     (Subadvised by BAMCO, Inc.)

  o LVIP Capital Growth Fund: Capital growth.
     (Subadvised by Wellington Management)

  o LVIP Cohen & Steers Global Real Estate Fund: Total Return.
     (Subadvised by Cohen & Steers Capital Management)

  o LVIP Columbia Value Opportunities Fund: Long-term capital appreciation. (Subadvised by Columbia Management Advisors, LLC)

  o LVIP Delaware Bond Fund: Current income.
     (Subadvised by Delaware Management Company)*

  o LVIP Delaware Foundation (Reg. TM) Aggressive Allocation Fund: Long-term capital growth.
     (Subadvised by Delaware Management Company)*

  o LVIP Delaware Growth and Income Fund: Capital appreciation.
     (Subadvised by Delaware Management Company)*

  o LVIP Delaware Social Awareness Fund: Capital appreciation.
     (Subadvised by Delaware Management Company)*

  o LVIP Delaware Special Opportunities Fund: Capital appreciation. (Subadvised by Delaware Management Company)*

  o LVIP Global Income Fund: Current income consistent with preservation of capital.
     (Subadvised by Mondrian Investment Partners Limited and Franklin Advisors, Inc.)

  o LVIP Janus Capital Appreciation Fund: Long-term growth.
     (Subadvised by Janus Capital Management LLC)

  o LVIP Marsico International Growth Fund: Long-term capital appreciation. (Subadvised by Marsico Capital Management, LLC)

  o LVIP MFS Value Fund: Capital appreciation.
     (Subadvised by Massachusetts Financial Services Company)

  o LVIP Mid-Cap Value Fund: Long-term capital appreciation.
     (Subadvised by Wellington Management)

  o LVIP Mondrian International Value Fund: Long-term capital appreciation. (Subadvised by Mondrian Investment Partners Limited)

  o LVIP Money Market Fund: Preservation of capital.
     (Subadvised by Delaware Management Company)*

  o LVIP SSgA Bond Index Fund: Replicate Barclays Aggregate Bond Index. (Sub-advised by SSgA Funds Management, Inc.)

  o LVIP SSgA Developed International 150 Fund: Long-term capital appreciation.

     (Sub-advised by SSgA Funds Management, Inc.)

  o LVIP SSgA Emerging Markets 100 Fund: Long-term capital appreciation. (Sub-advised by SSgA Funds Management, Inc.)

  o LVIP SSgA International Index Fund: Replicate broad foreign index. (Sub-advised by SSgA Funds Management, Inc.)

  o LVIP SSgA Large Cap 100 Fund: Long-term capital appreciation.
     (Sub-advised by SSgA Funds Management, Inc.)

  o LVIP SSgA Small/Mid Cap 200 Fund: Long-term capital appreciation. (Sub-advised by SSgA Funds Management, Inc.)

  o LVIP SSgA S&P 500 Index Fund: Replicate S&P 500 Index.
     (Sub-advised by SSgA Funds Management, Inc

  o LVIP SSgA Small-Cap Index Fund: Replicate Russell 2000 index.
     (Sub-advised by SSgA Funds Management, Inc

  o LVIP T. Rowe Price Growth Stock Fund: Long-term growth of capital. (Subadvised by T. Rowe Price Associates, Inc.)

  o LVIP T. Rowe Price Structured Mid-Cap Growth Fund: Maximum capital appreciation.
     (Subadvised by T. Rowe Price Associates, Inc.)

  o LVIP Templeton Growth Fund: Long-term growth of capital.
     (Subadvised by Templeton Investment Counsel, LLC)

  o LVIP Turner Mid-Cap Growth Fund: Capital appreciation.
     (Subadvised by Turner Investment Partners)

  o LVIP Wilshire 2010 Profile Fund: Total return; a fund of funds. (Subadvised by Wilshire Associates Incorporated)

  o LVIP Wilshire 2020 Profile Fund: Total return; a fund of funds. (Subadvised by Wilshire Associates Incorporated)

  o LVIP Wilshire 2030 Profile Fund: Total return; a fund of funds. (Subadvised by Wilshire Associates Incorporated)

  o LVIP Wilshire 2040 Profile Fund: Total return; a fund of funds. (Subadvised by Wilshire Associates Incorporated)

  o LVIP Wilshire Aggressive Profile Fund: Long-term growth of capital; a fund of funds.
     (Subadvised by Wilshire Associates Incorporated)

  o LVIP Wilshire Conservative Profile Fund: Current income; a fund of funds. (Subadvised by Wilshire Associates Incorporated)

  o LVIP Wilshire Moderate Profile Fund: Growth and income; a fund of funds. (Subadvised by Wilshire Associates Incorporated)

  o LVIP Wilshire Moderately Aggressive Profile Fund: Growth and income; a fund of funds.
     (Subadvised by Wilshire Associates Incorporated)

*Investments in any of the funds sub-advised by Delaware Management Company and offered under the LVIP Trust are not and will not be deposits with or liabilities of Macquarie Bank Limited ABN 46 008 583 542 and its holding companies including their subsidiaries or related companies (the "Macquarie Group") and are subject to investment risk, including possible delays in repayment and loss of income and capital invested. No Macquarie Group company guarantees or will guarantee the performance of any of the funds sub-advised by Delaware Management Company and offered under the LVIP Trust, the repayment of capital from any of the funds sub-advised by Delaware Management Company and offered under the LVIP Trust or any particular rate of return.


MFS (Reg. TM) Variable Insurance TrustSM, advised by Massachusetts Financial Services Company

  o Core Equity Series: Capital appreciation.

  o Growth Series: Capital appreciation.

  o Total Return Series: Total return.

  o Utilities Series: Total return.

Neuberger Berman Advisers Management Trust, advised by Neuberger Berman Management, Inc. and subadvised by Neuberger Berman, LLC.

  o Mid-Cap Growth Portfolio: Capital appreciation.

  o Regency Portfolio: Long-term growth.


PIMCO Variable Insurance Trust, advised by PIMCO

  o PIMCO VIT CommodityRealReturn (Reg. TM) Strategy Portfolio: Maximum real return.


Putnam Variable Trust, advised by Putnam Investment Management, LLC and subadvised by Putnam Investments Limited

  o Global Health Care Fund: Capital appreciation.

  o Growth & Income Fund: Capital growth and current income.


Fund Shares

We will purchase shares of the funds at net asset value and direct them to the appropriate subaccounts of the VAA. We will redeem sufficient shares of the appropriate funds to pay annuity payouts, death benefits, surrender/withdrawal proceeds or for other purposes described in the contract. If you want to transfer all or part of your investment from one subaccount to another, we may redeem shares held in the first and purchase shares of the other. Redeemed shares are retired, but they may be reissued later.

Shares of the funds are not sold directly to the general public. They are sold to us, and may be sold to other insurance companies, for investment of the assets of the subaccounts established by those insurance companies to fund variable annuity and variable life insurance contracts.

When a fund sells any of its shares both to variable annuity and to variable life insurance separate accounts, it is said to engage in mixed funding. When a fund sells any of its shares to separate accounts of unaffiliated life insurance companies, it is said to engage in shared funding.

The funds currently engage in mixed and shared funding. Therefore, due to differences in redemption rates or tax treatment, or other considerations, the interest of various contractowners participating in a fund could conflict. Each of the fund's Board of Directors will monitor for the existence of any material conflicts, and determine what action, if any, should be taken. The funds do not foresee any disadvantage to contractowners arising out of mixed or shared funding. If such a conflict were to occur, one of the separate accounts might withdraw its investment in a fund. This might force a fund to sell portfolio securities at disadvantageous prices. See the prospectuses for the funds.


Reinvestment of Dividends and Capital Gain Distributions

All dividends and capital gain distributions of the funds are automatically reinvested in shares of the distributing funds at their net asset value on the date of distribution. Dividends are not paid out to contractowners as additional units, but are reflected as changes in unit values.


Addition, Deletion or Substitution of Investments

We reserve the right, within the law, to make certain changes to the structure and operation of the VAA at our discretion and without your consent. We may add, delete, or substitute funds for all contractowners or only for certain classes of contractowners. New or substitute funds may have different fees and expenses, and may only be offered to certain classes of contractowners.

Substitutions may be made with respect to existing investments or the investment of future purchase payments, or both. We may close subaccounts to allocations of purchase payments or contract value, or both, at any time in our sole discretion. The funds, which sell their shares to the subaccounts pursuant to participation agreements, also may terminate these agreements and discontinue offering their shares to the subaccounts. Substitutions might also occur if shares of a fund should no longer be available, or if investment in any fund's shares should become inappropriate, in the judgment of our management, for the purposes of the contract, or for any other reason in our sole discretion and, if required, after approval from the SEC.

We also may:
 o remove, combine, or add subaccounts and make the new subaccounts available to you at our discretion;
 o transfer assets supporting the contracts from one subaccount to another or from the VAA to another separate account;
 o combine the VAA with other separate accounts and/or create new separate accounts;
 o deregister the VAA under the 1940 Act; and
 o operate the VAA as a management investment company under the 1940 Act or as any other form permitted by law.

We may modify the provisions of the contracts to reflect changes to the subaccounts and the VAA and to comply with applicable law. We will not make any changes without any necessary approval by the SEC. We will also provide you written notice.

Charges and Other Deductions
We will deduct the charges described below to cover our costs and expenses, services provided and risks assumed under the contracts. We incur certain costs and expenses for the distribution and administration of the contracts and for providing the benefits payable thereunder.

Our administrative services include:
 o processing applications for and issuing the contracts;
 o processing purchases and redemptions of fund shares as required (including dollar cost averaging, cross-reinvestment, portfolio rebalancing, and automatic withdrawal services - See Additional Services and the SAI for more information on these programs);
 o maintaining records;
 o administering annuity payouts;
 o furnishing accounting and valuation services (including the calculation and monitoring of daily subaccount values);
 o reconciling and depositing cash receipts;
 o providing contract confirmations;
 o providing toll-free inquiry services; and
 o furnishing telephone and electronic fund transfer services.

The risks we assume include:
 o the risk that annuitants receiving annuity payouts under contracts live longer than we assumed when we calculated our guaranteed rates (these rates are incorporated in the contract and cannot be changed);
 o the risk that death benefits paid will exceed the actual contract value;
 o the risk that lifetime payments to individuals from Lincoln SmartSecurity (Reg. TM) Advantage or Lincoln Lifetime IncomeSM Advantage will exceed the contract value;
 o the risk that, if the i4LIFE (Reg. TM) Advantage with the Guaranteed Income Benefit or 4LATER (Reg. TM) Guaranteed Income Benefit is in effect, the required income payments will exceed the account value; and
 o the risk that our costs in providing the services will exceed our revenues from contract charges (which we cannot change).

The amount of a charge may not necessarily correspond to the costs associated with providing the services or benefits indicated by the description of the charge. Any remaining expenses will be paid from our general account which may consist, among other things, of proceeds derived from mortality and expense risk charges deducted from the account. We may profit from one or more of the fees and charges deducted under the contract. We may use these profits for any corporate purpose, including financing the distribution of the contracts.


Deductions from the VAA

We apply to the average daily net asset value of the subaccounts a charge which is equal to an annual rate of:


                                           With Enhanced
                                           Guaranteed Minimum
                                           Death Benefit (EGMDB)
                                           ----------------------
o   Mortality and expense risk charge              1.50%
o   Administrative charge                          0.15%
                                                    ----
o   Total annual charge for each
    subaccount                                     1.65%

Transfer Fee

We reserve the right to charge a $25 fee for the 13th and each additional transfer during any contract year, excluding automatic dollar cost averaging, portfolio rebalancing and cross-reinvestment transfers. The transfer charge will not be imposed on the first 12 transfers during the contract year.


Rider Charges

A fee or expense may also be deducted in connection with any benefits added to the contract by rider or endorsement.

Lincoln Lifetime IncomeSM Advantage Charge. While this Rider is in effect, there is a charge for the Lincoln Lifetime IncomeSM Advantage, if elected. The Rider charge is currently equal to an annual rate of 0.90% of the Guaranteed Amount (0.225% quarterly) for the Lincoln Lifetime IncomeSM Advantage. For riders purchased before January 20, 2009, the current annual percentage charge will increase from 0.75% to 0.90% upon the earlier of (a) the next Automatic Annual Step-up of the Guaranteed Amount or (b) the next

Benefit Year anniversary if cumulative purchase payments received after the first Benefit Year anniversary equal or exceed $100,000. See The Contracts - Lincoln Lifetime IncomeSM Advantage - Guaranteed Amount for a description of the calculation of the Guaranteed Amount.

The charge is applied to the Guaranteed Amount as increased for subsequent purchase payments, Automatic Annual Step-ups, 5% Enhancements, and the 200% Step-up and decreased for withdrawals. The 200% Step-up is not available for Riders purchased on or after October 5, 2009. We will deduct the cost of this Rider from the contract value on a quarterly basis, with the first deduction occurring on the valuation date on or next following the three-month anniversary of the effective date of the Rider. This deduction will be made in proportion to the value in each subaccount of the contract on the valuation date the Rider charge is assessed. The amount we deduct will increase or decrease as the Guaranteed Amount increases or decreases, because the charge is based on the Guaranteed Amount. Refer to the Lincoln Lifetime IncomeSM Advantage Guaranteed Amount section for a discussion and example of the impact of the changes to the Guaranteed Amount.

The annual Rider percentage charge may increase each time the Guaranteed Amount increases as a result of the Automatic Annual Step-up, but the charge will never exceed the guaranteed maximum annual percentage charge of 1.50% of the Guaranteed Amount. Therefore, your percentage charge for this Rider could increase every Benefit Year anniversary. If your percentage charge is increased, you may opt out of the Automatic Annual Step-up by giving us notice within 30 days after the Benefit Year anniversary if you do not want your percentage charge to change. This opt out will only apply for this particular Automatic Annual Step-up and is not available if additional purchase payments would cause your charge to increase (see below). You will need to notify us each time the percentage charge increases if you do not want the Automatic Annual Step-up.

An increase in the Guaranteed Amount as a result of the 5% Enhancement or 200% Step-up will not cause an increase in the annual Rider percentage charge but will increase the dollar amount of charge.

Once cumulative additional purchase payments into your annuity contract after the first Benefit Year exceed $100,000, any additional purchase payment will potentially cause the charge for your Rider to change to the current charge in effect on the next Benefit Year anniversary, but the charge will never exceed the guaranteed maximum annual charge. The new charge will become effective on the Benefit Year anniversary.

The Rider charge will be discontinued upon termination of the Rider. The pro-rata amount of the Rider charge will be deducted upon termination of the Rider (except for death) or surrender of the contract.

If the Guaranteed Amount is reduced to zero while the contractowner is receiving a lifetime Maximum Annual Withdrawal, no rider charge will be deducted.

Lincoln SmartSecurity (Reg. TM) Advantage Charge. While this Rider is in effect, there is a charge for the Lincoln SmartSecurity (Reg. TM) Advantage, if elected. The Rider charge is currently equal to an annual rate of:

1) 0.65% of the Guaranteed Amount (0.1625% quarterly) for the Lincoln SmartSecurity (Reg. TM) Advantage - 1 Year Automatic Step-up, Single Life option; or

2) 0.80% of the Guaranteed Amount (0.2000% quarterly) for the Lincoln SmartSecurity (Reg. TM) Advantage - 1 Year Automatic Step-up, Joint Life option. See The Contracts - Lincoln SmartSecurity (Reg. TM) Advantage - Guaranteed Amount for a description of the calculation of the Guaranteed Amount.

If you purchase this Rider in the future, the percentage charge will be the current charge in effect at the time of purchase.

The charge is applied to the Guaranteed Amount as adjusted. We will deduct the cost of this Rider from the contract value on a quarterly basis, with the first deduction occurring on the valuation date on or next following the three-month anniversary of the effective date of the Rider. This deduction will be made in proportion to the value in each subaccount of the contract on the valuation date the Rider charge is assessed. The amount we deduct will increase or decrease as the Guaranteed Amount increases or decreases, because the charge is based on the Guaranteed Amount. Refer to the Lincoln SmartSecurity (Reg. TM) Advantage, Guaranteed Amount section, for a discussion and example of the impact of changes to the Guaranteed Amount.

Under the Lincoln SmartSecurity (Reg. TM) Advantage - 1 Year Automatic Step-up option, the annual Rider percentage charge will not change upon each automatic step-up of the Guaranteed Amount for the 10-year period.

If you elect to step-up the Guaranteed Amount for another 10 year period (including if we administer the step-up election for you or if you make a change from a Joint Life to a Single Life option after a death or divorce), a pro-rata deduction of the Rider charge based on the Guaranteed Amount immediately prior to the step-up will be made on the valuation date of the step-up. This deduction covers the cost of the Rider from the time of the previous deduction to the date of the step-up. After a contractowner's step-up, we will deduct the Rider charge for the stepped-up Guaranteed Amount on a quarterly basis, beginning on the valuation date on or next following the three-month anniversary of the step-up. At the time of the elected step-up, the Rider percentage charge will change to the current charge in effect at that time (if the current charge has changed), but it will never exceed the guaranteed maximum annual percentage charge of 1.50%. If you never elect to step-up your Guaranteed Amount, your Rider percentage charge will never change, although the amount we deduct will change as the Guaranteed Amount changes. The Rider charge will be discontinued upon the earlier of the annuity commencement date, election of i4LIFE (Reg. TM) Advantage or termination of the Rider. The pro-rata amount of the Rider charge will be deducted upon termination of the Rider or surrender of the contract.

4LATER (Reg. TM) Advantage Charge. Prior to the periodic income commencement date (which is defined as the valuation date the initial regular income payment under i4LIFE (Reg. TM) Advantage is determined), the annual 4LATER (Reg. TM) charge is currently 0.65% of the Income Base. For riders purchased before January 20, 2009, the current annual percentage charge will increase from 0.50% to 0.65% upon the next election to reset the Income Base. The Income Base (an amount equal to the initial purchase payment or contract value at the time of election), as adjusted, is a value that will be used to calculate the 4LATER (Reg. TM) Guaranteed Income Benefit. An amount equal to the quarterly 4LATER (Reg. TM) Rider charge multiplied by the Income Base will be deducted from the subaccounts on every third month anniversary of the later of the 4LATER (Reg.
TM) Rider Effective Date or the most recent reset of the Income Base. This deduction will be made in proportion to the value in each subaccount on the valuation date the 4LATER (Reg. TM) Rider charge is assessed. The amount we deduct will increase as the Income Base increases, because the charge is based on the Income Base. As described in more detail below, the only time the Income Base will change is when there are additional purchase payments, withdrawals, automatic enhancements at the end of the 3-year waiting periods or in the event of a Reset to the current Account Value. If you purchase 4LATER (Reg. TM) in the future, the percentage charge will be the charge in effect at the time you elect 4LATER (Reg. TM).

Upon a reset of the Income Base, a pro-rata deduction of the 4LATER (Reg. TM) Rider charge based on the Income Base immediately prior to the reset will be made on the valuation date of the reset. This deduction covers the cost of the 4LATER (Reg. TM) Rider from the time of the previous deduction to the date of the reset. After the reset, we will deduct the 4LATER (Reg. TM) Rider charge for the reset Income Base on a quarterly basis, beginning on the valuation date on or next following the three month anniversary of the reset. At the time of the reset, the annual charge will be the current charge in effect for new purchases of 4LATER (Reg. TM) at the time of reset, not to exceed the guaranteed maximum charge of 1.50% of the Income Base. If you never elect to reset your Income Base, your 4LATER (Reg. TM) Rider percentage charge will never change, although the amount we deduct will change as your Income Base changes.

Prior to the periodic income commencement date, a pro-rata amount of the 4LATER (Reg. TM) Rider charge will be deducted upon termination of the 4LATER (Reg.
TM) Rider for any reason other than death. On the periodic income commencement date, a pro-rata deduction of the 4LATER (Reg. TM) Rider charge will be made to cover the cost of 4LATER (Reg. TM) since the previous deduction.

i4LIFE (Reg. TM) Advantage Charge. i4LIFE (Reg. TM) Advantage is subject to a charge (imposed during the i4LIFE (Reg. TM) Advantage payout phase), computed daily of the Account Value. The annual rate of the i4LIFE (Reg. TM) Advantage charge is: 1.90% for the i4LIFE (Reg. TM) Advantage Account Value death benefit; and 2.10% for the i4LIFE (Reg. TM) Advantage EGMDB. This charge consists of a mortality and expense risk and administrative charge (charges for the Guaranteed Income Benefit are not included and are listed below). i4LIFE (Reg. TM) Advantage and the charge will begin on the periodic income commencement date which is the valuation date on which the regular income payment is determined.

i4LIFE (Reg. TM) Advantage Guaranteed Income Benefit Charge. The i4LIFE (Reg.
TM) Advantage Guaranteed Income Benefit is subject to a current annual charge of 0.50% of the Account Value, which is added to the i4LIFE (Reg. TM) Advantage charge for a total current percentage charge of the Account Value, computed daily as follows: 2.40% for the i4LIFE (Reg. TM) Advantage Account Value death benefit; and 2.60% for the i4LIFE (Reg. TM) Advantage EGMDB.

The Guaranteed Income Benefit percentage charge will not change unless you elect an additional step-up period during which the Guaranteed Income Benefit is stepped-up to 75% of the current regular income payment (described later in the i4LIFE (Reg. TM) Advantage section of this prospectus). At the time you elect a new step-up period, the percentage charge will change to the current charge in effect at that time (if the current charge has changed) up to the guaranteed maximum annual charge of 1.50% of the Account Value. If we automatically administer the step-up period election for you and your percentage charge is increased, you may ask us to reverse the step-up period election by giving us notice within 30 days after the date on which the step-up period election occurred. If we receive this notice, we will decrease the percentage charge on a going forward basis, to the percentage charge in effect before the step-up period election occurred. You will have no more step-ups unless you notify us that you wish to start a new step-up period (described later in the i4LIFE (Reg. TM) Advantage section of this prospectus).

After the periodic income commencement date, if the Guaranteed Income Benefit is terminated, the Guaranteed Income Benefit annual charge will also terminate.


4LATER (Reg. TM) Guaranteed Income Benefit Charge. The 4LATER (Reg. TM) Guaranteed Income Benefit which is purchased with i4LIFE (Reg. TM) Advantage is subject to a current annual charge of 0.65% of the Account Value, which is added to the i4LIFE (Reg. TM) Advantage charge for a total current percentage charge of the Account Value, computed daily as follows: 2.55% for the i4LIFE (Reg. TM) Account Value death benefit; and 2.75% for the EGMDB. (For riders purchased before January 20, 2009, the current annual percentage charge is 0.50%, but will increase to 0.65% upon the next election to reset the Income Base.) These charges apply only during the i4LIFE (Reg. TM) Advantage payout phase.

On and after the periodic income commencement date, the 4LATER (Reg. TM) Guaranteed Income Benefit charge will be added to the i4LIFE (Reg. TM) charge as a daily percentage of average Account Value. This is a change to the calculation of the 4LATER (Reg. TM) charge because after the periodic income commencement date, when the 4LATER (Reg. TM) Guaranteed Income Benefit is established, the Income Base is no longer applicable. The percentage 4LATER (Reg. TM) charge is the same immediately before and after the periodic income commencement date; however, the charge is multiplied by the Income Base (on a quarterly basis) prior to the periodic income commencement date and then multiplied by the average daily account value after the periodic income commencement date.

After the periodic income commencement date, the 4LATER (Reg. TM) Guaranteed Income Benefit percentage charge will not change unless the contractowner elects additional 15 year step-up periods during which the 4LATER (Reg. TM) Guaranteed Income Benefit (described later) is stepped-up to 75% of the current regular income payment. At the time you elect a new 15 year period, the 4LATER (Reg. TM) Guaranteed Income Benefit percentage charge will change to the current charge in effect at that time (if the current charge has changed) up to the guaranteed maximum annual charge of 1.50% of Account Value.

After the periodic income commencement date, if the 4LATER (Reg. TM) Guaranteed Income Benefit is terminated, the 4LATER (Reg. TM) Guaranteed Income Benefit annual charge will also terminate.

Guaranteed Income Benefit Charge for Lincoln Lifetime IncomeSM Advantage purchasers. For purchasers of Lincoln Lifetime IncomeSM Advantage who terminate their rider and purchase i4LIFE (Reg. TM) Advantage with the Guaranteed Income Benefit, the Guaranteed Income Benefit which is purchased with i4LIFE (Reg. TM) Advantage is subject to a current annual charge of 0.50% of the Account Value, which is added to the i4LIFE (Reg. TM)Advantage charge for a total current percentage charge of the Account Value, computed daily as follows: 2.40% for the i4LIFE (Reg. TM) Advantage Account Value death benefit; and 2.60% for the i4LIFE (Reg. TM) Advantage EGMDB. Purchasers of Lincoln Lifetime IncomeSM Advantage are guaranteed that in the future the guaranteed maximum charge for the Guaranteed Income Benefit will be the guaranteed maximum charge then in effect at the time that they purchase the Lincoln Lifetime IncomeSM Advantage.

The Guaranteed Income Benefit percentage charge will not change unless you elect an additional step-up period during which the Guaranteed Income Benefit is stepped-up to 75% of the current regular income payment (described later). At the time you elect a new step-up period, the percentage charge will change to the current charge in effect at that time (if the current charge has changed) up to the guaranteed maximum annual charge of 1.50% of the Account Value. If we automatically administer the step-up period election for you and your percentage charge is increased, you may ask us to reverse the step-up period election by giving us notice within 30 days after the date on which the step-up period election occurred. If we receive this notice, we will decrease the percentage charge, on a going forward basis, to the percentage charge in effect before the step-up period election occurred. You will have no more step-ups unless you notify us that you wish to start a new step-up period (described later in the i4LIFE (Reg. TM) Advantage section of this prospectus).


After the periodic income commencement date, if the Guaranteed Income Benefit is terminated, the Guaranteed Income Benefit annual charge will also terminate.



Deductions for Premium Taxes

Any premium tax or other tax levied by any governmental entity as a result of the existence of the contracts or the VAA will be deducted from the contract value, unless the governmental entity dictates otherwise, when incurred, or at another time of our choosing.

The applicable premium tax rates that states and other governmental entities impose on the purchase of an annuity are subject to change by legislation, by administrative interpretation or by judicial action. These premium tax rates generally depend upon the law of your state of residence. The tax rates range from zero to 3.5%. Currently, there is no premium tax levied for New York residents.


Other Charges and Deductions

We may apply a market value adjustment to amounts being withdrawn, surrendered or transferred from a guaranteed period account only (except for dollar cost averaging, portfolio rebalancing, cross-reinvestment, withdrawals up to the Maximum Annual Withdrawal amount under the Lincoln SmartSecurity (Reg. TM) Advantage and regular income payments under i4LIFE (Reg. TM) Advantage). See Fixed Side of the Contract.

The mortality and expense risk and administrative charge of 1.40% of the value in the VAA will be assessed on all variable annuity payouts (except for the i4LIFE (Reg. TM) Advantage, which has a different charge), including options that may be offered that do not have a life contingency and therefore no mortality risk. This charge covers the expense risk and administrative services listed previously in this prospectus. The expense risk is the risk that our costs in providing the services will exceed our revenues from contract charges.


There are additional deductions from and expenses paid out of the assets of the underlying funds that are more fully described in the prospectuses for the funds. Among these deductions and expenses are 12b-1 fees which reimburse us or an affiliate for certain expenses incurred in connection with certain administrative and distribution support services provided to the funds.


Additional Information

The charges described previously may be reduced or eliminated for any particular contract. However, these reductions may be available only to the extent that we anticipate lower distribution and/or administrative expenses, or that we perform fewer sales or administrative services than those originally contemplated in establishing the level of those charges, or when required by law. Lower distribution and administrative expenses may be the result of economies associated with:
 o the use of mass enrollment procedures,

 o the performance of administrative or sales functions by the employer,
 o the use by an employer of automated techniques in submitting deposits or information related to deposits on behalf of its employees, or
 o any other circumstances which reduce distribution or administrative expenses.

The exact amount of charges and fees applicable to a particular contract will be stated in that contract.



The Contracts

Purchase of Contracts
If you wish to purchase a contract, you must apply for it through a sales representative authorized by us. Certain broker-dealers may not offer all of the features discussed in this prospectus. The completed application is sent to us and we decide whether to accept or reject it. If the application is accepted, a contract is prepared and executed by our legally authorized officers. The contract is then sent to you through your sales representative. See Distribution of the Contracts.

When a completed application and all other information necessary for processing a purchase order is received in good order at our Servicing office, an initial purchase payment will be priced no later than two business days after we receive the order. If you submit your application and/or initial purchase payment to your agent, we will not begin processing your purchase order until we receive the application and initial purchase payment from your agent's broker-dealer. While attempting to finish an incomplete application, we may hold the initial purchase payment for no more than five business days unless we receive your consent to our retaining the payment until the application is completed. If the incomplete application cannot be completed within those five days and we have not received your consent, you will be informed of the reasons, and the purchase payment will be returned immediately. Once the application is complete, we will allocate your initial purchase payment within two business days.


Who Can Invest

To apply for a contract, you must be of legal age in a state where the contracts may be lawfully sold and also be eligible to participate in any of the qualified and nonqualified plans for which the contracts are designed. At the time of issue, the contractowner, joint owner and annuitant must be under age 86. Certain death benefit options may not be available at all ages. To help the government fight the funding of terrorism and money laundering activities, Federal law requires all financial institutions to obtain, verify, and record information that identifies each person who opens an account. When you open an account, we will ask for your name, address, date of birth, and other information that will allow us to identify you. We may also ask to see your driver's license, photo i.d. or other identifying documents.

In accordance with money laundering laws and federal economic sanction policy, the Company may be required in a given instance to reject a purchase payment and/or freeze a contractowner's account. This means we could refuse to honor requests for transfers, withdrawals, surrenders or death benefits. Once frozen, monies would be moved from the VAA to a segregated interest-bearing account maintained for the contractowner, and held in that account until instructions are received from the appropriate regulator.

If you are purchasing the contract through a tax-favored arrangement, including traditional IRAs and Roth IRAs, you should consider carefully the costs and benefits of the contract (including annuity income benefits) before purchasing the contract, since the tax-favored arrangement itself provides tax-deferred growth.


Replacement of Existing Insurance

Careful consideration should be given prior to surrendering or withdrawing money from an existing insurance contract to purchase the contract described in this prospectus. Surrender charges may be imposed on your existing contract. An investment representative or tax adviser should be consulted prior to making an exchange. Cash surrenders from an existing contract may be subject to tax and tax penalties.


Purchase Payments

Purchase payments are payable to us at a frequency and in an amount selected by you in the application. The minimum initial purchase payment is $10,000. The minimum annual amount for additional purchase payments is $300. The minimum payment to the contract at any one time must be at least $100 ($25 if transmitted electronically). If a minimum purchase payment is not submitted, we will contact you to see if additional money will be sent, or if we should return the purchase payment to you. Purchase payments in total may not exceed $2 million without our approval. If you stop making purchase payments, the contract will remain in force as a paid-up contract. However, we may terminate the contract as allowed by New York's non-forfeiture law for individual deferred annuities. Purchase payments may be made or, if stopped, resumed at any time until the annuity commencement date, the surrender of the contract, or the death of the contractowner, whichever comes first. Upon advance written notice, we reserve the right to limit purchase payments made to the contract.

Valuation Date

Accumulation and annuity units will be valued once daily at the close of trading (normally, 4:00 p.m., New York time) on each day the New York Stock Exchange is open (valuation date). On any date other than a valuation date, the accumulation unit value and the annuity unit value will not change.


Allocation of Purchase Payments

Purchase payments allocated to the variable account are placed into the VAA's subaccounts, according to your instructions. You may also allocate purchase payments in the fixed account, if available.

The minimum amount of any purchase payment which can be put into any one subaccount is $20. The minimum amount of any purchase payment which can be put into a fixed account guaranteed period is $2,000, subject to state approval.

If we receive your purchase payment from you or your broker-dealer in good order at our Servicing office prior to 4:00 p.m., New York time, we will use the accumulation unit value computed on that valuation date when processing your purchase payment. If we receive your purchase payment in good order at or after 4:00 p.m., New York time, we will use the accumulation unit value computed on the next valuation date. If you submit your purchase payment to your representative, we will generally not begin processing the purchase payment until we receive it from your representative's broker-dealer. If your broker-dealer submits your purchase payment to us through the Depository Trust and Clearing Corporation (DTCC) or, pursuant to terms agreeable to us, uses a proprietary order placement system to submit your purchase payment to us, and your purchase payment was placed with your broker-dealer prior to 4:00 p.m., New York time, then we will use the accumulation unit value computed on that valuation date when processing your purchase payment. If your purchase payment was placed with your broker-dealer at or after 4:00 p.m. New York time, then we will use the accumulation unit value computed on the next valuation date.

The number of accumulation units determined in this way is not impacted by any subsequent change in the value of an accumulation unit. However, the dollar value of an accumulation unit will vary depending not only upon how well the underlying fund's investments perform, but also upon the expenses of the VAA and the underlying funds.


Valuation of Accumulation Units

Purchase payments allocated to the VAA are converted into accumulation units. This is done by dividing the amount allocated by the value of an accumulation unit for the valuation period during which the purchase payments are allocated to the VAA. The accumulation unit value for each subaccount was or will be established at the inception of the subaccount. It may increase or decrease from valuation period to valuation period. Accumulation unit values are affected by investment performance of the funds, fund expenses, and the contract charges. The accumulation unit value for a subaccount for a later valuation period is determined as follows:

1. The total value of the fund shares held in the subaccount is calculated by multiplying the number of fund shares owned by the subaccount at the beginning of the valuation period by the net asset value per share of the fund at the end of the valuation period, and adding any dividend or other distribution of the fund if an ex-dividend date occurs during the valuation period; minus

2. The liabilities of the subaccount at the end of the valuation period; these liabilities include daily charges imposed on the subaccount, and may include a charge or credit with respect to any taxes paid or reserved for by us that we determine result from the operations of the VAA; and

3. The result is divided by the number of subaccount units outstanding at the beginning of the valuation period.

The daily charges imposed on a subaccount for any valuation period are equal to the daily mortality and expense risk charge and the daily administrative charge multiplied by the number of calendar days in the valuation period. Contracts with different features have different daily charges, and therefore, will have different corresponding accumulation unit values on any given day. In certain circumstances, and when permitted by law, it may be prudent for us to use a different standard industry method for this calculation, called the Net Investment Factor method. We will achieve substantially the same result using either method.


Transfers On or Before the Annuity Commencement Date

After the first 30 days from the effective date of your contract, you may transfer all or a portion of your investment from one subaccount to another. A transfer involves the surrender of accumulation units in one subaccount and the purchase of accumulation units in the other subaccount. A transfer will be done using the respective accumulation unit values determined at the end of the valuation date on which the transfer request is received. Currently, there is no charge to you for a transfer. However, we reserve the right to impose a $25 fee for transfers after the first 12 times during a contract year. Transfers are limited to twelve (12) (within and/or between the variable and fixed subaccounts) per contract year unless otherwise authorized by Lincoln New York. Lincoln New York reserves the right to require a 30 day minimum time period between each transfer. Transfers made as a part of an automatic transfer program will not be counted against these twelve transfers.

The minimum amount which may be transferred between subaccounts is $300 (or the entire amount in the subaccount, if less than $300). If the transfer from a subaccount would leave you with less than $300 in the subaccount, we may transfer the total balance of the subaccount.

A transfer request may be made to our Servicing office using written, telephone, fax, or electronic instructions, if the appropriate authorization is on file with us. Our address, telephone number, and Internet address are on the first page of this prospectus. In order to prevent unauthorized or fraudulent transfers, we may require certain identifying information before we will act upon instructions. We may also assign the contractowner a Personal Identification Number (PIN) to serve as identification. We will not be liable for following instructions we reasonably believe are genuine. Telephone requests will be recorded and written confirmation of all transfer requests will be mailed to the contractowner on the next valuation date.

Please note that the telephone and/or electronic devices may not always be available. Any telephone or electronic device, whether it is yours, your service provider's, or your agent's, can experience outages or slowdowns for a variety of reasons. These outages or slowdowns may delay or prevent our processing of your request. Although we have taken precautions to limit these problems, we cannot promise complete reliability under all circumstances. If you are experiencing problems, you should make your transfer request by writing to our Servicing office.

Requests for transfers will be processed on the valuation date that they are received when they are received in good order at our Servicing office before the end of the valuation date (normally 4:00 p.m. New York time). If we receive a transfer request in good order at or after 4:00p.m., New York time, we will process the request using the accumulation unit value computed on the next valuation date.

If your contract offers a fixed account, you may also transfer all or any part of the contract value from the subaccount(s) to the fixed side of the contract, except during periods when (if permitted by your contract) we have discontinued accepting transfers into the fixed side of the contract. The minimum amount which can be transferred to a fixed account is $2,000 or the total amount in the subaccount if less than $2,000. However, if a transfer from a subaccount would leave you with less than $300 in the subaccount, we may transfer the total amount to the fixed side of the contract.

You may also transfer part of the contract value from a fixed account to the various subaccount(s) subject to the following restrictions:
 o the sum of the percentages of fixed value transferred is limited to 25% of the value of that fixed account in any twelve month period; and
 o the minimum amount which can be transferred is $300 or the amount in the fixed account.

Transfers of all or a portion of a fixed account (other than automatic transfer programs and i4LIFE (Reg. TM) Advantage transfers) may be subject to market value adjustments, if applicable.

Transfers may be delayed as permitted by the 1940 Act. See Delay of Payments.


Market Timing

Frequent, large, or short-term transfers among subaccounts and the fixed account, such as those associated with "market timing" transactions, can affect the funds and their investment returns. Such transfers may dilute the value of the fund shares, interfere with the efficient management of the fund's portfolio, and increase brokerage and administrative costs of the funds. As an effort to protect our contractowners and the funds from potentially harmful trading activity, we utilize certain market timing policies and procedures (the "Market Timing Procedures"). Our Market Timing Procedures are designed to detect and prevent such transfer activity among the subaccounts and the fixed account that may affect other contractowners or fund shareholders.

In addition, the funds may have adopted their own policies and procedures with respect to frequent purchases and redemptions of their respective shares. The prospectuses for the funds describe any such policies and procedures, which may be more or less restrictive than the frequent trading policies and procedures of other funds and the Market Timing Procedures we have adopted to discourage frequent transfers among subaccounts. While we reserve the right to enforce these policies and procedures, contractowners and other persons with interests under the contracts should be aware that we may not have the contractual authority or the operational capacity to apply the frequent trading policies and procedures of the funds. However, under SEC rules, we are required to: (1) enter into a written agreement with each fund or its principal underwriter that obligates us to provide to the fund promptly upon request certain information about the trading activity of individual contractowners, and (2) execute instructions from the fund to restrict or prohibit further purchases or transfers by specific contractowners who violate the excessive trading policies established by the fund.

You should be aware that the purchase and redemption orders received by the funds generally are "omnibus" orders from intermediaries such as retirement plans or separate accounts funding variable insurance contracts. The omnibus orders reflect the aggregation and netting of multiple orders from individual retirement plan participants and/or individual owners of variable insurance contracts. The omnibus nature of these orders may limit the funds' ability to apply their respective disruptive trading policies and procedures. We cannot guarantee that the funds (and thus our contractowners) will not be harmed by transfer activity relating to the retirement plans and/or other insurance companies that may invest in the funds. In addition, if a fund believes that an omnibus order we submit may reflect one or more transfer requests from policy owners engaged in disruptive trading activity, the fund may reject the entire omnibus order.

Our Market Timing Procedures detect potential "market timers" by examining the number of transfers made by contractowners within given periods of time. In addition, managers of the funds might contact us if they believe or suspect that there is market timing. If requested by a fund company, we may vary our Market Timing Procedures from subaccount to subaccount to comply with specific fund policies and procedures.

We may increase our monitoring of contractowners who we have previously identified as market timers. When applying the parameters used to detect market timers, we will consider multiple contracts owned by the same contractowner if that contractowner has been identified as a market timer. For each contractowner, we will investigate the transfer patterns that meet the parameters being used to detect potential market timers. We will also investigate any patterns of trading behavior identified by the funds that may not have been captured by our Market Timing Procedures.

Once a contractowner has been identified as a "market timer" under our Market Timing Procedures, we will notify the contractowner in writing that future transfers (among the subaccounts and/or the fixed account) will be temporarily permitted to be made only by original signature sent to us by U.S. mail, first-class delivery for the remainder of the contract year (or calendar year if the contract is an individual contract that was sold in connection with an employer sponsored plan). Overnight delivery or electronic instructions (which may include telephone, facsimile, or Internet instructions) submitted during this period will not be accepted. If overnight delivery or electronic instructions are inadvertently accepted from a contractowner that has been identified as a market timer, upon discovery, we will reverse the transaction within 1 or 2 business days. We will impose this "original signature" restriction on that contractowner even if we cannot identify, in the particular circumstances, any harmful effect from that contractowner's particular transfers.

Contractowners seeking to engage in frequent, large, or short-term transfer activity may deploy a variety of strategies to avoid detection. Our ability to detect such transfer activity may be limited by operational systems and technological limitations. The identification of contractowners determined to be engaged in such transfer activity that may adversely affect other contractowners or fund shareholders involves judgments that are inherently subjective. We cannot guarantee that our Market Timing Procedures will detect every potential market timer. If we are unable to detect market timers, you may experience dilution in the value of your fund shares and increased brokerage and administrative costs in the funds. This may result in lower long-term returns for your investments.

Our Market Timing Procedures are applied consistently to all contractowners. An exception for any contractowner will be made only in the event we are required to do so by a court of law. In addition, certain funds available as investment options in your contract may also be available as investment options for owners of other, older life insurance policies issued by us. Some of these older life insurance policies do not provide a contractual basis for us to restrict or refuse transfers which are suspected to be market timing activity. In addition, because other insurance companies and/or retirement plans may invest in the funds, we cannot guarantee that the funds will not suffer harm from frequent, large, or short-term transfer activity among subaccounts and the fixed accounts of variable contracts issued by other insurance companies or among investment options available to retirement plan participants.

In our sole discretion, we may revise our Market Timing Procedures at any time without prior notice as necessary to better detect and deter frequent, large, or short-term transfer activity to comply with state or federal regulatory requirements, and/or to impose additional or alternate restrictions on market timers (such as dollar or percentage limits on transfers). If we modify our Market Timing Procedures, they will be applied uniformly to all contractowners or as applicable to all contractowners investing in underlying funds.

Some of the funds have reserved the right to temporarily or permanently refuse payments or transfer requests from us if, in the judgment of the fund's investment adviser, the fund would be unable to invest effectively in accordance with its investment objective or policies, or would otherwise potentially be adversely affected. To the extent permitted by applicable law, we reserve the right to defer or reject a transfer request at any time that we are unable to purchase or redeem shares of any of the funds available through the VAA, including any refusal or restriction on purchases or redemptions of the fund shares as a result of the funds' own policies and procedures on market timing activities. If a fund refuses to accept a transfer request we have already processed, we will reverse the transaction within 1 or 2 business days. We will notify you in writing if we have reversed, restricted or refused any of your transfer requests. Some funds also may impose redemption fees on short-term trading (i.e., redemptions of mutual fund shares within a certain number of business days after purchase). We reserve the right to administer and collect any such redemption fees on behalf of the funds. You should read the prospectuses of the funds for more details on their redemption fees and their ability to refuse or restrict purchases or redemptions of their shares.


Transfers After the Annuity Commencement Date

You may transfer all or a portion of your investment in one subaccount to another subaccount or to the fixed side of the contract, as permitted under your contract. Those transfers will be limited to three times per contract year. You may also transfer from a variable annuity payment to a fixed annuity payment. You may not transfer from a fixed annuity payment to a variable annuity payment.

If you select i4LIFE (Reg. TM) Advantage your transfer rights and restrictions for the variable subaccounts and the fixed account during the Access Period are the same as stated in the section of this prospectus called Transfers On or Before the Annuity Commencement Date. During the i4LIFE (Reg. TM) Advantage Lifetime Income Period, you are subject to the rights set forth in the prior paragraph.


Ownership

The owner on the date of issue will be the person or entity designated in the contract specifications. If no owner is designated, the annuitant(s) will be the owner. The owner may name a joint owner.

As contractowner, you have all rights under the contract. According to New York law, the assets of the VAA are held for the exclusive benefit of all contractowners and their designated beneficiaries; and the assets of the VAA are not chargeable with liabilities arising from any other business that we may conduct. Qualified contracts may not be assigned or transferred except as permitted by applicable law and upon written notification to us. Assignments may have an adverse impact on any death benefits or living benefits in this product. We assume no responsibility for the validity or effect of any assignment. Consult your tax adviser about the tax consequences of an assignment.


Joint Ownership

If a contract has joint owners, the joint owners shall be treated as having equal undivided interests in the contract. Either owner, independently of the other, may exercise any ownership rights in this contract. Not more than two owners (an owner and joint owner) may be named and contingent owners are not permitted.


Annuitant

The following rules apply prior to the annuity commencement date. You may name only one annuitant [unless you are a tax-exempt entity, then you can name two joint annuitants]. You (if the contractowner is a natural person) have the right to change the annuitant at any time by notifying us of the change. The new annuitant must be under age 86 as of the effective date of the change. This change may cause a reduction in the death benefit on the death of the annuitant. See The Contracts - Death Benefit. A contingent annuitant may be named or changed by notifying us in writing. Contingent annuitants are not allowed on contracts owned by non-natural owners. On or after the annuity commencement date, the annuitant or joint annuitants may not be changed and contingent annuitant designations are no longer applicable.


Surrenders and Withdrawals

Before the annuity commencement date, we will allow the surrender of the contract or a withdrawal of the contract value upon your written request on an approved Lincoln distribution request form (available from the Servicing office), subject to the rules discussed below. Surrender or withdrawal rights after the annuity commencement date depend on the annuity payout option selected.

The amount available upon surrender/withdrawal is the contract value less any applicable charges, fees, and taxes at the end of the valuation period during which the written request for surrender/withdrawal is received in good order at the Servicing office. If we receive a surrender or withdrawal request in good order at or after 4:00 p.m., New York time, we will process the request using the accumulation unit value computed on the next valuation date. The minimum amount which can be withdrawn is $300. Unless a request for withdrawal specifies otherwise, withdrawals will be made from all subaccounts within the VAA and from the fixed account in the same proportion that the amount of withdrawal bears to the total contract value. Surrenders and withdrawals from the fixed account may be subject to the market value adjustment. See Fixed Side of the Contract. Unless prohibited, surrender/withdrawal payments will be mailed within seven days after we receive a valid written request at the Servicing office. The payment may be postponed as permitted by the 1940 Act.

If you request a lump sum surrender and your surrender value is over $10,000, your money will be placed into a SecureLine (Reg. TM) account in your name. You are the owner of the account, and are the only one authorized to transfer proceeds from the account. You may choose to leave the proceeds in this account, or you may begin writing checks immediately.

The SecureLine (Reg. TM) account is a special service that we offer in which your surrender proceeds are placed into an interest-bearing account. Instead of mailing you a check, we will send a checkbook so that you will have access to the account simply by writing a check for all or any part of the proceeds. The SecureLine (Reg. TM) account is part of our general account. It is not a bank account and it is not insured by the FDIC or any other government agency. As part of our general account, it is subject to the claims of our creditors. We receive a benefit from all amounts left in the SecureLine (Reg. TM) account. You may request that surrender proceeds be paid directly to you instead of deposited in a SecureLine (Reg. TM) account. Interest credited in the SecureLine (Reg. TM) account is taxable as ordinary income in the year such interest is credited, and is not tax deferred. We recommend that you consult your tax advisor to determine the tax consequences associated with the payment of interest on amounts in the SecureLine (Reg. TM) account.

The tax consequences of a surrender/withdrawal are discussed later in this booklet. See Federal Tax Matters - Taxation of Withdrawals and Surrenders.

Additional Services

These are the additional services available to you under your contract: dollar-cost averaging (DCA), automatic withdrawal service (AWS), cross-reinvestment service and portfolio rebalancing. Currently, there is no charge for these services. However, we reserve the right to impose one. In order to take advantage of one of these services, you will need to complete the appropriate election form that is available from our Servicing office. For further detailed information on these services, please see Additional Services in the SAI.

Dollar-cost averaging allows you to transfer amounts from the DCA fixed account, if available, or certain variable subaccounts into the variable subaccounts on a monthly basis or in accordance with other terms we make available. Dollar cost averaging is not available on contracts owned by non-individuals (i.e. corporations, trust). We reserve the right to discontinue or modify this program at any time. DCA does not assure a profit or protect against loss.

The automatic withdrawal service (AWS) provides for an automatic periodic withdrawal of your contract value.

The cross-reinvestment service allows you to automatically transfer the account value in a designated variable subaccount that exceeds a baseline amount to another specific variable subaccount at specific intervals.

Portfolio rebalancing is an option that restores to a pre-determined level the percentage of contract value allocated to each variable account subaccount. The rebalancing may take place monthly, quarterly, semi-annually or annually.

Only one of the three additional services (DCA, cross reinvestment and portfolio rebalancing) may be used at one time. For example, you cannot have DCA and cross reinvestment running simultaneously.


Asset Allocation Models

Your registered representative may discuss asset allocation models with you to assist you in deciding how to allocate your purchase payments among the various subaccounts and/or the fixed account. The models listed below were designed and prepared by the Company, in consultation with SSgA Funds Management, Inc., for use by Lincoln Financial Distributors, Inc., (LFD) the principal underwriter of the contracts. LFD provides models to broker dealers who may offer the models to their own clients. The models do not constitute investment advice and you should consult with your broker dealer representative to determine whether you should utilize a model or which model is suitable for you based upon your goals, risk tolerance and time horizon.

Each model invests different percentages of contract value in some or all of the LVIP subaccounts currently available within your annuity contract. If you select an asset allocation model, 100% of your contract value (and any additional purchase payments you make) will be allocated among certain subaccounts in accordance with the model's asset allocation strategy. You may not make transfers among the subaccounts. We will deduct any withdrawals you make from the subaccounts in the asset allocation model on a pro rata basis. You may only choose one asset allocation model at a time, though you may change to a different asset allocation model available in the contract at any time.

Each of the asset allocation models seeks to meet its investment objective while avoiding excessive risk. The models also strive to achieve diversification among asset classes in order to help reduce volatility and boost returns over the long-term. There can be no assurance, however, that any of the asset allocation models will achieve its investment objective. If you are seeking a more aggressive strategy, these models are probably not appropriate for you.

The asset allocation models are intended to provide a diversified investment portfolio by combining different asset classes to help it reach its stated investment goal. While diversification may help reduce overall risk, it does not eliminate the risk of losses and it does not protect against losses in a declining market.

In order to maintain the model's specified subaccount allocation percentages, you agree to be automatically enrolled in and you thereby authorize us to automatically rebalance your contract value on a quarterly basis based upon your allocation instructions in effect at the time of the rebalancing. Confirmation of the rebalancing will appear on your quarterly statement and you will not receive an individual confirmation after each allocation. We reserve the right to change the rebalancing frequency at any time, in our sole discretion, but will not make changes more than once per calendar year. You will be notified at least 30 days prior to the date of any change in frequency.


The models are static asset allocation models. This means that that they have fixed allocations made up of underlying funds that are offered within your contract and the percentage allocations will not change over time. Once you have selected an asset allocation model, we will not make any changes to the fund allocations within the model except for the rebalancing described above. If you desire to change your contract value or purchase payment allocation or percentages to reflect a revised or different model, you must submit new allocation instructions to us. You may terminate a model at any time. There is no charge from Lincoln for participating in a model.

The election of certain Living Benefit riders may require that you allocate purchase payments in accordance with Investment Requirements that may be satisfied by choosing an asset allocation model. Different requirements and/or restrictions may apply under the individual rider. See The Contracts - Investment Requirements.

At this time, the available models are as follows:

 o The Lincoln SSgA Conservative Index Model is composed of specified underlying subaccounts representing a target allocation of approximately
   40% in three equity subaccounts and 60% in one fixed income subaccount.
   This model seeks a high level of current income with some consideration given to growth of capital. The model utilizes index funds exclusively.
 o The Lincoln SSgA Moderate Index Model is composed of specified underlying subaccounts representing a target allocation of approximately 60% in three equity subaccounts and 40% in one fixed income subaccount. This model seeks a balance between a high level of current income and growth of capital, with an emphasis on growth of capital. The model utilizes index funds exclusively.
 o The Lincoln SSgA Moderately Aggressive Equity Index Model (formerly known as the Lincoln SSgA Moderately Aggressive Index Model) is composed of specified underlying subaccounts representing a target allocation of approximately 80% in three equity subaccounts and 20% in one fixed income subaccount. This model seeks a balance between a high level of current income and growth of capital, with a greater emphasis on growth of capital. The model utilizes index funds exclusively.
 o The Lincoln SSgA Moderately Aggressive Index Model is composed of specified underlying subaccounts representing a target allocation of approximately
   70% in three equity subaccounts and 30% in one fixed income subaccount.
   This model seeks a balance between a high level of current income and growth of capital, with a greater emphasis on growth of capital. The model utilizes index funds exclusively.
 o The Lincoln SSgA Aggressive Index Model is composed of specified underlying subaccounts representing a target allocation of approximately 90% in three equity subaccounts and 10% in one fixed income subaccount. This model seeks long term growth of capital. The model utilizes index funds exclusively.
 o The Lincoln SSgA Structured Conservative Model is composed of specified underlying subaccounts representing a target allocation of approximately
   40% in seven equity subaccounts and 60% in one fixed income subaccount.
   This model seeks a high level of current income with some consideration given to growth of capital. The model utilizes a combination of index funds and rules-based strategies with an emphasis placed on value oriented stocks.
 o The Lincoln SSgA Structured Moderate Model is composed of specified underlying subaccounts representing a target allocation of approximately
   60% in seven equity subaccounts and 40% in one fixed income subaccount.
   This model seeks a balance between a high level of current income and growth of capital, with an emphasis on growth of capital. The model utilizes a combination of index funds and rules-based strategies with an emphasis placed on value oriented stocks.
 o The Lincoln SSgA Structured Moderately Aggressive Equity Model (formerly known as the Lincoln SSgA Structured Moderately Aggressive Model) is composed of specified underlying subaccounts representing a target allocation of approximately 80% in seven equity subaccounts and 20% in one fixed income subaccount. This model seeks a balance between a high level of current income and growth of capital, with a greater emphasis on growth of capital. The model utilizes a combination of index funds and rules-based strategies with an emphasis placed on value oriented stocks.
 o The Lincoln SSgA Structured Moderately Aggressive Model is composed of specified underlying subaccounts representing a target allocation of approximately 70% in seven equity subaccounts and 30% in one fixed income subaccount. This model seeks a balance between a high level of current income and growth of capital, with a greater emphasis on growth of capital. The model utilizes a combination of index funds and rules-based strategies with an emphasis placed on value oriented stocks.
 o The Lincoln SSgA Structured Aggressive Model is composed of specified underlying subaccounts representing a target allocation of approximately
   90% in seven equity subaccounts and 10% in one fixed income subaccount.
   This model seeks long term growth of capital. The model utilizes a combination of index funds and rules-based strategies with an emphasis placed on value oriented stocks.

Your registered representative will have more information on the specific investments of each model.

Franklin Templeton Founding Investment Strategy: Through the Franklin Templeton Founding Investment Strategy you may allocate purchase payments and/or contract values to three underlying funds as listed below. This is not an asset allocation model. If you choose to follow this strategy you will invest 100% of your contract value according to the strategy. You may invest in any of the three funds without adopting the strategy. Upon selection of this program you agree to be automatically enrolled in portfolio rebalancing and authorize us to automatically rebalance your contract value on a quarterly basis in accordance with the strategy. Confirmation of the rebalancing will appear on your quarterly statement and you will not receive an individual confirmation after each allocation. You may terminate the strategy at any time and reallocate your contract value to other investment options. We reserve the right to change the rebalancing frequency at any time, in our sole discretion, but will not make changes more than once per calendar year. You will be notified at least 30 days prior to the date of any change in frequency.



         o FTVIPT Franklin Income Securities        34% of contract value
         o FTVIPT Mutual Shares Securities          33% of contract value
         o LVIP Templeton Growth Fund               33% of contract value

Death Benefit

The chart below provides a brief overview of how the death benefit proceeds will be distributed if death occurs prior to i4LIFE (Reg. TM) Advantage elections or prior to the annuity commencement date. Refer to your contract for the specific provisions applicable upon death.



 UPON DEATH OF:    AND...
contractowner     There is a surviving joint owner
 contractowner     There is no surviving joint owner
contractowner     There is no surviving joint owner
                  and the beneficiary predeceases the
                  contractowner
 annuitant         The contractowner is living
annuitant         The contractowner is living
 annuitant**       The contractowner is a trust or other
                  non-natural person



 UPON DEATH OF:    AND...                                 DEATH BENEFIT PROCEEDS PASS TO:
contractowner     The annuitant is living or deceased    joint owner
 contractowner     The annuitant is living or deceased    designated beneficiary
contractowner     The annuitant is living or deceased    contractowner's estate
 annuitant         There is no contingent annuitant       The youngest contractowner
                                                         becomes the contingent annuitant
                                                         and the contract continues. The
                                                         contractowner may waive* this
                                                         continuation and receive the death
                                                         benefit proceeds.
annuitant         The contingent annuitant is living     contingent annuitant becomes the
                                                         annuitant and the contract continues
 annuitant**       No contingent annuitant allowed        designated beneficiary
                  with non-natural contractowner

* Notification from the contractowner to select the death benefit proceeds must be received within 75 days of the death of the annuitant.

** Death of annuitant is treated like death of the contractowner.


If the contractowner (or a joint owner) or annuitant dies prior to the annuity commencement date, a death benefit may be payable. You can choose the death benefit. Only one death benefit may be in effect at any one time and this election terminates if you elect an annuitization option. i4LIFE (Reg. TM) Advantage purchasers will receive the same death benefit option they elected immediately prior to electing i4LIFE (Reg. TM) Advantage, if that death benefit option is available with i4LIFE (Reg. TM) Advantage. i4LIFE (Reg. TM) Advantage purchasers may also elect a less expensive death benefit option. Generally, the more expensive the death benefit the greater the protection.

You should consider the following provisions carefully when designating the beneficiary, annuitant, any contingent annuitant and any joint owner, as well as before changing any of these parties. The identity of these parties under the contract may significantly affect the amount and timing of the death benefit or other amount paid upon a contractowner's or annuitant's death.

You may designate a beneficiary during your lifetime and change the beneficiary by filing a written request with our Servicing office. Each change of beneficiary revokes any previous designation. We reserve the right to request that you send us the contract for endorsement of a change of beneficiary.

Upon the death of the contractowner, a death benefit will be paid to the beneficiary. Upon the death of a joint owner, the death benefit will be paid to the surviving joint owner. If the contractowner is a corporation or other non-individual (non-natural person), the death of the annuitant will be treated as death of the contractowner.

If an annuitant who is not the contractowner or joint owner dies, then the contingent annuitant, if named, becomes the annuitant and no death benefit is payable on the death of the annuitant. If no contingent annuitant is named, the contractowner (or younger of joint owners) becomes the annuitant. Alternatively, a death benefit may be paid to the contractowner (and joint owner, if applicable, in equal shares). Notification of the election of this death benefit must be received by us within 75 days of the death of the annuitant. The contract terminates when any death benefit is paid due to the death of the annuitant.

A death benefit payable on the death of the annuitant will not be paid if the annuitant has been changed subsequent to the effective date of this contract unless the change occurred because of the death of a prior annuitant.

Enhanced Guaranteed Minimum Death Benefit (EGMDB). The Enhanced Guaranteed Minimum Death Benefit is the greatest of:
 o the contract value as of the valuation date the death benefit is approved by us for payment;
 o the sum of all purchase payments, decreased proportionally by all withdrawals, partial annuitizations and premium tax incurred, if any (withdrawals less than or equal to the Maximum Annual Withdrawal amount under the Lincoln Lifetime IncomeSM Advantage rider may reduce the sum of all purchase payments amount on a dollar for dollar basis. See The
   Contracts - Lincoln Lifetime IncomeSM Advantage); or

 o the highest contract value on any contract anniversary (determined before the allocation of any purchase payments on that contract anniversary) prior to the 81st birthday of the deceased (owner, joint owner, or annuitant) and prior to the date of death of the deceased (owner, joint owner, or annuitant); where the highest contract value is increased by purchase payments and is decreased proportionally by partial withdrawals, partial annuitizations, and any premium taxes incurred on or subsequent to the anniversary date on which the highest contract value is obtained. On or after your 89th birthday, the amount of any death benefit will be the greater of: the annuity account value for the valuation period during which the death benefit election becomes effective; or the sum of all premium payments less the sum of all withdrawals.


General Death Benefit Information

Only one of these death benefit elections may be in effect at any one time and these elections terminate if you elect i4LIFE (Reg. TM) Advantage.

If there are joint owners, upon the death of the first contractowner, we will pay a death benefit to the surviving joint owner. The surviving joint owner will be treated as the primary, designated beneficiary. Any other beneficiary designation on record at the time of death will be treated as a contingent beneficiary. If the surviving joint owner is the spouse of the deceased joint owner, he/she may continue the contract as sole contractowner. Upon the death of the spouse who continues the contract, we will pay a death benefit to the designated beneficiary(s).

If the beneficiary is the spouse of the contractowner, then the spouse may elect to continue the contract as the new contractowner. Pursuant to the Federal Defense of Marriage Act, same-sex marriages are not recognized for purposes of federal law. Therefore, the favorable tax treatment provided by federal tax law to an opposite-sex spouse is not available to a same-sex spouse. Same-sex spouses should consult a tax advisor prior to purchasing annuity products that provide benefits based upon status as a spouse, and prior to exercising any spousal rights under an annuity. Should the surviving spouse elect to continue the contract, a portion of the death benefit may be credited to the contract. Any portion of the death benefit that would have been payable (if the contract had not been continued) that exceeds the current contract value on the date the surviving spouse elects to continue will be added to the contract value. If the contract is continued in this way, the death benefit in effect at the time the beneficiary elected to continue the contract will remain as the death benefit.

The value of the death benefit will be determined as of the valuation date we approve the payment of the claim. Approval of payment will occur upon our receipt of a claim submitted in good order. To be in good order, we require all the following:

1. proof (e.g. an original certified death certificate), or any other proof of death satisfactory to us, of the death;

2. written authorization for payment; and

3. all required claim forms, fully completed (including selection of a settlement option).

Notwithstanding any provision of this contract to the contrary, the payment of death benefits provided under this contract must be made in compliance with Code Section 72(s) or 401(a)(9) as applicable, as amended from time to time. Death benefits may be taxable. See Federal Tax Matters.

Unless otherwise provided in the beneficiary designation, one of the following procedures will take place on the death of a beneficiary:
 o If any beneficiary dies before the contractowner, that beneficiary's interest will go to any other beneficiaries named, according to their respective interests; and/or
 o If no beneficiary survives the contractowner, the proceeds will be paid to the contractowner's estate.

If the beneficiary is a minor, court documents appointing the guardian/custodian may be required.

Unless the contractowner has already selected a settlement option, the beneficiary may choose the method of payment of the death benefit. The death benefit payable to the beneficiary or joint owner must be distributed within five years of the contractowner's date of death unless the beneficiary begins receiving within one year of the contractowner's death the distribution in the form of a life annuity or an annuity for a designated period not extending beyond the beneficiary's life expectancy.

Upon the death of the annuitant, Federal tax law requires that an annuity election be made no later than 60 days after we have approved the death claim for payment.

If the death benefit becomes payable, the recipient may elect to receive payment either in the form of a lump sum settlement or an annuity payout. If a lump sum settlement is elected, the proceeds will be mailed within seven days of approval by us of the claim subject to the laws, regulations and tax code governing payment of death benefits. This payment may be postponed as permitted by the Investment Company Act of 1940.

In the case of a death of one of the parties to the annuity contract, if the recipient of the death benefit has elected a lump sum settlement and the contract value is over $10,000, the proceeds will be placed into the interest-bearing account in the recipient's name as the owner of the account. The SecureLine (Reg. TM) account allows the recipient additional time to decide how to manage death benefit proceeds with the balance earning interest from the day the account is opened. SecureLine (Reg. TM) is not a method of deferring taxation.

The SecureLine (Reg. TM) account is a special service that we offer in which the death benefit proceeds are placed into an interest-bearing account. Instead of mailing you (or the recipient of the death proceeds) a check, we will send a checkbook so that you (or the death proceeds recipient) will have access to the account simply by writing a check for all or any part of the proceeds. The SecureLine (Reg. TM) account is part of our general account. It is not a bank account and it is not insured by the FDIC or any other government agency. As part of our general account, it is subject to the claims of our creditors. We receive a benefit from all amounts left in the SecureLine (Reg. TM) account. The recipient of death benefit proceeds may request to receive the proceeds in the form of a check rather than a deposit into the SecureLine (Reg. TM) account. Interest in the SecureLine (Reg. TM) account is taxable as ordinary income in the year such interest is credited, and is not tax-deferred. We recommend that you consult your tax advisor to determine the tax consequences associated with the payment of interest on amounts in the SecureLine (Reg. TM) account.


Investment Requirements

Prior to January 20, 2009. Contractowners who purchased the Lincoln Lifetime Income (Reg. TM) Advantage Rider from December 15, 2008 through January 19, 2009 will be subject to Investment Requirements as set forth in your contract.

As of January 20, 2009 and prior to June 30, 2009. Contractowners who have elected the Lincoln Lifetime Income (Reg. TM) Advantage Rider or the Guaranteed Income Benefit (version 3) under i4LIFE (Reg. TM) Advantage from January 20, 2009 through June 29, 2009 will be subject to the following Investment Requirements on the investments in their contracts. Currently, if you purchase i4LIFE (Reg. TM) Advantage without the Guaranteed Income Benefit, you will not be subject to any Investment Requirements, although we reserve the right to impose Investment Requirements for this rider in the future.

We have divided the subaccounts of your contract into two groups. We will specify the minimum or maximum percentages of your contract value (includes Account Value if i4LIFE (Reg. TM) Advantage is in effect) that must be in each group at the time you purchase the rider. In addition, you may allocate your contract value and purchase payments in accordance with certain asset allocation models. If you terminate an asset allocation model, you must follow the Investment Requirements applicable to your rider. Some investment options are not available to you if you purchase certain riders. The Investment Requirements may not be consistent with an aggressive investment strategy. You should consult with your registered representative to determine if the Investment Requirements are consistent with your investment objectives.

You can select the percentages of contract value to allocate to individual subaccounts within each group, but the total investment for all subaccounts in a group must comply with the specified minimum or maximum percentages for that group.

In accordance with these Investment Requirements, you agree to be automatically enrolled in the portfolio rebalancing option under your contract and thereby authorize us to automatically rebalance your contract value on a periodic basis. On each quarterly anniversary of the effective date of the Rider, we will rebalance your contract value, on a pro-rata basis, based on your allocation instructions in effect at the time of the rebalancing. Confirmation of the rebalancing will appear on your quarterly statement and you will not receive an individual confirmation after each reallocation.

At this time, the subaccount groups are as follows:



Group 1                                              Group 2
Investments must be at least 30% of contract value   Investments cannot exceed 70% of contract value
or Account Value                                     or Account Value
---------------------------------------------------- ------------------------------------------------
1. American Century VP Inflation Protection Fund     All other funds except as described below.
2. LVIP Delaware Bond Fund
3. Delaware VIP Limited-Term Diversified Income
Series
4. Delaware VIP Diversified Income Series
5. FTVIPT Templeton Global Bond Securities Fund
6. LVIP SSgA Bond Index Fund
7. LVIP Global Income Fund

To satisfy the Investment Requirements, you may allocate 100% of your contract value among the MFS VIT Total Return Series, the BlackRock Global Allocation VI Fund, the FTVIPT Franklin Income Securities Fund, or the LVIP Wilshire Profile Funds that are available in your contract except not more than 70% can be allocated to the LVIP Wilshire Aggressive Profile Fund, LVIP Wilshire 2030 Profile Fund and LVIP Wilshire 2040 Profile Fund. If you allocate less than 100% of your contract value to or among MFS VIT Total Return Series, the BlackRock Global Allocation VI Fund, the FTVIPT Franklin Income Securities Fund, or the available LVIP Wilshire Profile Funds, then these funds will be considered as part of Group 1 or 2 above, as applicable and you will be subject to Group 1 or 2 restrictions. The DWS Alternative Asset Allocation Plus VIP Portfolio, the PIMCO VIT Commodity Real Return Strategy Portfolio, the LVIP SSgA Emerging Markets 100 Fund, the AllianceBernstein VPS Global Thematic Growth Portfolio, the Delaware VIP REIT Series and the Delaware VIP Emerging Markets Series are not available with these riders. The fixed account is only available for dollar cost averaging.

To satisfy the Investment Requirements, contract value can be allocated in accordance with certain asset allocation models, made available to you by your broker dealer. 100% of the contract value can be allocated to one of the following models: Lincoln SSgA Structured Conservative Model, Lincoln SSgA Structured Moderate Model, Lincoln SSgA Structured Moderately Aggressive Model, Lincoln SSgA Conservative Index Model, Lincoln SSgA Moderate Index Model, and Lincoln SSgA Moderately Aggressive Index Model. You may choose one asset allocation model at a time, though you may change to a different asset allocation model in your contract that meets the Investment Requirements or reallocate your contract value among the Group 1 or 2 subaccounts.

Beginning June 30, 2009. Contractowners who have elected the Lincoln Lifetime Income (Reg. TM) Advantage Rider, the Guaranteed Income Benefit (version 2 or version 3) under i4LIFE (Reg. TM) Advantage, Lincoln SmartSecurity (Reg. TM) Advantage, or 4LATER (Reg. TM) Advantage on or after June 30, 2009 will be subject to the following Investment Requirements on the investments in their contracts.

We have divided the subaccounts of your contract into three groups. We will specify the minimum or maximum percentages of your contract value (includes Account Value if i4LIFE (Reg. TM) Advantage is in effect) that must be in each group at the time you purchase the rider. In addition, you may allocate your contract value and purchase payments in accordance with certain asset allocation models. If you terminate an asset allocation model, you must follow the Investment Requirements applicable to your rider. Some investment options are not available to you if you purchase certain riders. The Investment Requirements may not be consistent with an aggressive investment strategy. You should consult with your registered representative to determine if the Investment Requirements are consistent with your investment objectives.

You can select the percentages of contract value to allocate to individual funds within each group, but the total investment for all funds in a group must comply with the specified minimum or maximum percentages for that group.

In accordance with these Investment Requirements, you agree to be automatically enrolled in the portfolio rebalancing option under your contract and thereby authorize us to automatically rebalance your contract value on a periodic basis. On each quarterly anniversary of the effective date of the Rider, we will rebalance your contract value, on a pro-rata basis, based on your allocation instructions in effect at the time of the rebalancing. Confirmation of the rebalancing will appear on your quarterly statement and you will not receive an individual confirmation after each reallocation.

At this time, the subaccount groups are as follows:



Group 1                                              Group 2
Investments must be at least 30% of contract value   Investments cannot exceed 70% of contract value or
or Account Value                                     Account Value
---------------------------------------------------- ---------------------------------------------------
1. American Century VP Inflation Protection Fund     All other funds except as described below.
2. LVIP Delaware Bond Fund
3. Delaware VIP Limited-Term Diversified Income
Series
4. Delaware VIP Diversified Income Series
5. LVIP SSgA Bond Index Fund
6. LVIP Global Income Fund
7. FTVIPT Templeton Global Securities Fund



Group 3
Investments cannot exceed 10% of contract value
or Account Value
-------------------------------------------------------
1. AllianceBernstein VPS Global Thematic Growth
Portfolio
2. Delaware VIP Emerging Markets Series
3. Delaware VIP REIT Series
4. DWS Alternative Asset Allocation Plus VIP Portfolio
5. LVIP SSgA Emerging Markets 100 Fund
6. LVIP Cohen & Steers Global Real Estate Fund
7. MFS VIT Utilities Series

To satisfy the Investment Requirements, you may allocate 100% of your contract value among the MFS VIT Total Return Series, the BlackRock Global Allocation VI Fund, or the LVIP Wilshire Profile Funds that are available in your contract except not more than 70% can be allocated to the LVIP Wilshire Aggressive Profile Fund. If you allocate less than 100% of your contract value to or among MFS VIT Total Return Series, the BlackRock Global Allocation VI Fund, or the available LVIP Wilshire Profile Funds, then these funds will be considered as part of Group 1 or 2 above, as applicable, and you will be subject to Group 1 or 2 restrictions. The PIMCO VIT Commodity Real Return Strategy Portfolio is not available with these riders. The fixed account is only available for dollar cost averaging.

To satisfy the Investment Requirements, contract value can be allocated in accordance with certain asset allocation models, made available to you by your broker dealer. 100% of the contract value can be allocated to one of the following models: Lincoln SSgA Structured Conservative Model, Lincoln SSgA Structured Moderate Model, Lincoln SSgA Structured Moderately Aggressive Model, Lincoln SSgA Conservative Index Model, Lincoln SSgA Moderate Index Model, and Lincoln SSgA Moderately Aggressive Index Model. You may choose one asset allocation model at a time, though you may change to a different asset allocation model in your contract that meets the Investment Requirements or reallocate your contract value among the Group 1, 2 or 3 subaccounts.


Living Benefit Riders

The optional Living Benefit Riders offered under this variable annuity contract
- Lincoln Lifetime IncomeSM Advantage, Lincoln SmartSecurity (Reg. TM) Advantage, i4LIFE (Reg. TM) Advantage with the Guaranteed Income Benefit and 4LATER (Reg. TM) Advantage - are described in the following sections. The riders offer either a minimum withdrawal benefit (Lincoln Lifetime IncomeSM Advantage and Lincoln SmartSecurity (Reg. TM) Advantage) or a minimum annuity payout (i4LIFE (Reg. TM) Advantage and 4LATER (Reg. TM) Advantage). You may not elect more than one Living Benefit rider at a time. Upon election of a Living Benefit rider, you will be subject to Investment Requirements (unless you elect i4LIFE (Reg. TM) Advantage without the Guaranteed Income Benefit). The overview chart provided with this prospectus provides a brief description and comparison of each Living Benefit rider. Excess withdrawals under certain Living Benefit Riders may result in a reduction or premature termination of those benefits or of those riders. Terms and conditions may change after the contract is purchased.


Lincoln Lifetime IncomeSM Advantage

The Lincoln Lifetime IncomeSM Advantage is a Rider that is available for purchase with your variable annuity contract if the purchase payment or contract value (if purchased after the contract is issued) is at least $25,000 and you are age 60 or older. This Rider provides minimum, guaranteed, periodic withdrawals for your life as contractowner/annuitant regardless of the investment performance of the contract, provided that certain conditions are met. A minimum guaranteed amount (Guaranteed Amount) is used to calculate the periodic withdrawals from your contract, but is not available as a separate benefit upon death or surrender. The Guaranteed Amount is equal to the initial purchase payment (or contract value if elected after contract issue) increased by subsequent purchase payments, Automatic Annual Step-ups, 5% Enhancements and the Step-up to 200% of the initial Guaranteed Amount (if applicable to your contract) and decreased by withdrawals in accordance with the provisions set forth below. No additional purchase payments are allowed if the contract value decreases to zero for any reason.

This Rider provides annual withdrawals of 5% of the initial Guaranteed Amount called Maximum Annual Withdrawal amounts. You may receive Maximum Annual Withdrawal amounts for your lifetime. Withdrawals in excess of the Maximum Annual Withdrawal amount may significantly reduce your Maximum Annual Withdrawal amount. Withdrawals will also negatively impact the availability of the 5% Enhancement and the 200% Step-up (if applicable to your contract). These options are discussed below in detail.

By purchasing the Lincoln Lifetime IncomeSM Advantage Rider, you will be limited in how you can invest in the subaccounts in your contract. In addition, the fixed account is not available except for use with dollar cost averaging. See The Contracts - Investment Requirements.

Lincoln New York offers other optional riders available for purchase with its variable annuity contracts. These riders provide different methods to take income from your contract value and may provide certain guarantees. These riders are fully discussed in this prospectus. There are differences between the riders in the features provided as well as the charge structure. In addition, the purchase of one rider may impact the availability of another rider. Information about the relationship between Lincoln Lifetime IncomeSM Advantage and these other riders is included later in this prospectus (See Lincoln Lifetime IncomeSM Advantage - Compare to Lincoln Smart Security (Reg.
TM) Advantage and i4LIFE (Reg. TM) Advantage option.) Not all riders will be available at all times.

We have designed the rider to protect you from outliving your contract value. If the rider terminates or you die before your contract value is reduced to zero, neither you nor your estate will receive any lifetime withdrawals from us under the rider. We limit your withdrawals to the Maximum Annual Withdrawal amount and impose Investment Requirements in order to minimize the risk that your contract value will be reduced to zero before your death.

If the Rider is elected at contract issue, then the Rider will be effective on the contract's effective date. If the Rider is elected after the contract is issued (by sending a written request to our Servicing Office), the Rider will be effective on the next valuation date following approval by us. You may not simultaneously elect Lincoln Lifetime IncomeSM Advantage with any other Living Benefit rider.

Benefit Year. The Benefit Year is the 12-month period starting with the effective date of the Rider and starting with each anniversary of the Rider effective date after that.

Guaranteed Amount. The Guaranteed Amount is a value used to calculate your withdrawal benefit under this Rider. The Guaranteed Amount is not available to you as a lump sum withdrawal or a death benefit. The initial Guaranteed Amount varies based on when you elect the Rider. If you elect the Rider at the time you purchase the contract, the initial Guaranteed Amount will equal your initial purchase payment. If you elect the Rider after we issue the contract, the initial Guaranteed Amount will equal the contract value on the effective date of the Rider. The maximum Guaranteed Amount is $10,000,000. This maximum takes into consideration the total Guaranteed Amounts from all Lincoln New York contracts (or contracts issued by our affiliates) in which you are the covered life under either the Lincoln Lifetime IncomeSM Advantage or Lincoln SmartSecurity (Reg. TM) Advantage.

Additional purchase payments automatically increase the Guaranteed Amount by the amount of the purchase payment (not to exceed the maximum Guaranteed Amount); for example, a $10,000 additional purchase payment will increase the Guaranteed Amount by $10,000. After the first anniversary of the Rider effective date, each time a purchase payment is made after the cumulative purchase payments equal or exceed $100,000, the charge for your Rider may change on the next Benefit Year anniversary. The charge will be the current charge in effect on that next Benefit Year Anniversary, for new purchases of the Rider. The charge will never exceed the guaranteed maximum annual charge. See Charges and Other Deductions - Lincoln Lifetime IncomeSM Advantage Charge. Additional purchase payments will not be allowed if the contract value decreases to zero for any reason including market loss.

The following example demonstrates the impact of additional purchase payments on the Lincoln Lifetime IncomeSM Advantage charge:



         Initial purchase payment                   $100,000
         Additional purchase payment in Year 2      $ 95,000   No change to charge
         Additional purchase payment in Year 3      $ 75,000   Charge will be the current charge
         Additional purchase payment in Year 4      $ 25,000   Charge will be the current charge

Each withdrawal reduces the Guaranteed Amount as discussed below.

Since the charge for the Rider is based on the Guaranteed Amount, the cost of the Rider increases when additional purchase payments, Automatic Annual Step-ups, 5% Enhancements and the 200% Step-up (if applicable to your contract) are made, and the cost decreases as withdrawals are made because these transactions all adjust the Guaranteed Amount. In addition, the percentage charge may change when cumulative purchase payments exceed $100,000 and also when Automatic Annual Step-ups occur as discussed below. See Charges and Other Deductions - Lincoln Lifetime IncomeSM Advantage Charge.

5% Enhancement to the Guaranteed Amount. On each Benefit Year anniversary, the Guaranteed Amount, minus purchase payments received in that year, will be increased by 5% if the contractowner/annuitant is under age 86 and the Rider is within the 10 year period described below. Additional purchase payments must be invested in the contract at least one Benefit Year before the 5% Enhancement will be made on the portion of the Guaranteed Amount equal to that purchase payment. Any purchase payments made within the first 90 days after the effective date of the Rider will be included in the Guaranteed Amount for purposes of receiving the 5% Enhancement on the first Benefit Year anniversary.


Note: The 5% Enhancement is not available in any year there is a withdrawal from contract value including a Maximum Annual Withdrawal amount. A 5% Enhancement will occur in subsequent years after a withdrawal only under certain conditions. If you are eligible (as defined below) for the 5% Enhancement in the next year, the Enhancement will not occur until the Benefit Year anniversary of that year.

The following is an example of the impact of the 5% Enhancement on the Guaranteed Amount:

Initial purchase payment = $100,000; Guaranteed Amount = $100,000

Additional purchase payment on day 30 = $15,000; Guaranteed Amount = $115,000

Additional purchase payment on day 95 = $10,000; Guaranteed Amount = $125,000

On the first Benefit Year Anniversary, the Guaranteed Amount is $130,750 ($115,000 times 1.05%=$120,750 plus $10,000). The $10,000 purchase payment on day 95 is not eligible for the 5% Enhancement until the 2nd Benefit Year Anniversary.

The 5% Enhancement will be in effect for 10 years from the effective date of the Rider. The 5% Enhancement will cease upon the death of the contractowner/annuitant or when the contractowner/annuitant reaches age 86. A new 10-year period will begin each time an Automatic Annual Step-up to the contract value occurs as described below. As explained below, the 5% Enhancement and Automatic Annual Step-up will not occur in the same year. If the Automatic Annual Step-up provides a greater increase to the Guaranteed Amount, you will not receive the 5% Enhancement. The 5% Enhancement cannot increase the Guaranteed Amount above the maximum Guaranteed Amount of $10,000,000. For riders purchased prior to January 20, 2009, the 5% Enhancement will be in effect for 15 years from the effective date of the Rider, and a new 15-year period will begin following each Automatic Annual Step-up.

The 5% Enhancement will not occur on any Benefit Year anniversary in which there is a withdrawal, including a Maximum Annual Withdrawal amount, from the contract during that Benefit Year. The 5% Enhancement will occur on the following Benefit Year anniversary if no other withdrawals are made from the contract and the Rider is within the 10-year period.

An example of the impact of a withdrawal on the 5% Enhancement is included in the Withdrawals section below.

If your Guaranteed Amount is increased by the 5% Enhancement on the Benefit Year anniversary, your percentage charge for the Rider will not change. However, the amount you pay for the Rider will increase since the charge for the Rider is based on the Guaranteed Amount. See Charges and Other Deductions - Lincoln Lifetime IncomeSM Advantage Charge.

Automatic Annual Step-ups of the Guaranteed Amount. The Guaranteed Amount will automatically step-up to the contract value on each Benefit Year anniversary if:

     a. the contractowner/annuitant is still living and under age 86; and

   b. the contract value on that Benefit Year anniversary is greater than the Guaranteed Amount after the 5% Enhancement (if any) or 200% Step-up (if any, as described below).

Each time the Guaranteed Amount is stepped up to the current contract value as described above, your percentage charge for the Rider will be the current charge for the Rider, not to exceed the guaranteed maximum charge. Therefore, your percentage charge for this Rider could increase every Benefit Year anniversary. See Charges and Other Deductions - Lincoln Lifetime IncomeSM Advantage Charge.

If your percentage rider charge is increased upon an Automatic Annual Step-up, you may opt out of the Automatic Annual Step-up by giving us notice within 30 days after the Benefit Year anniversary if you do not want your percentage charge for the Rider to change. This opt out will only apply for this particular Automatic Annual Step-up. You will need to notify us each time the percentage charge increases if you do not want the Step-up. If you decline the Automatic Annual Step-up, you will receive the 200% Step-up (if you are eligible as described below) or the 5% Enhancement (if you are eligible as specified above); however, a new 10-year period for 5% Enhancements will not begin. You may not decline the Automatic Annual Step-up, if applicable, if your additional purchase payments would cause your charge to increase. See the earlier Guaranteed Amount section.

Following is an example of how the Automatic Annual Step-ups and the 5% Enhancement will work (assuming no withdrawals or additional purchase payments):



                                                                              Potential for   Length of 5%
                                                                 Guaranteed     Charge to     Enhancement
                                                Contract Value     Amount         Change         Period
                                               ---------------- ------------ --------------- -------------
         Initial Purchase Payment $50,000 .         $50,000        $50,000         No              10
         1st Benefit Year Anniversary.........      $54,000        $54,000        Yes              10
         2nd Benefit Year Anniversary.........      $53,900        $56,700         No               9
         3rd Benefit Year Anniversary.........      $57,000        $59,535         No               8
         4th Benefit Year Anniversary.........      $64,000        $64,000        Yes              10

On the 1st Benefit Year anniversary, the Automatic Annual Step-up increased the Guaranteed Amount to the contract value of $54,000 since the increase in the contract value is greater than the 5% Enhancement amount of $2,500 (5% of $50,000). On the 2nd Benefit Year anniversary, the 5% Enhancement provided a larger increase (5% of $54,000 = $2,700). On the 3rd Benefit Year anniversary, the 5% Enhancement provided a larger increase (5% of $56,700=$2,835). On the 4th Benefit Year anniversary, the Automatic Annual Step-up to the contract value was greater than the 5% Enhancement amount of $2,977 (5% of $59,535).

An Automatic Annual Step-up cannot increase the Guaranteed Amount beyond the maximum Guaranteed Amount of $10,000,000.

Step-up to 200% of the initial Guaranteed Amount. If you purchased Lincoln Lifetime IncomeSM Advantage on or after October 5, 2009, the 200% Step-up will not be available. On the later of the 10th Benefit Year anniversary or the Benefit Year anniversary after you reach age 75, we will step-up your Guaranteed Amount to 200% of your initial Guaranteed Amount (plus any purchase payments made within 90 days of rider election), less any withdrawals, if this would increase your Guaranteed Amount to an amount higher than that provided by the 5% Enhancement or the Automatic Annual Step-up for that year, if applicable. (You will not also receive the 5% Enhancement or Automatic Annual Step-up if the 200% Step-up applies.) (The 200% Step-up will occur on the 10th Benefit Year anniversary if you purchased the rider prior to January 20, 2009.) This Step-up will not occur if:

     1) an Excess Withdrawal (defined below) has occurred; or

   2) cumulative withdrawals totaling more than 10% of the initial Guaranteed Amount (plus purchase payments within 90 days of rider election) have been made (even if these withdrawals were within the Maximum Annual Withdrawal amount).

   For example, assume the initial Guaranteed Amount is $200,000. A $10,000 Maximum Annual Withdrawal was made at age 69 and at age 70. If one more $10,000 Maximum Annual Withdrawal was made at age 71, the Step-up would not be available since withdrawals cannot exceed $20,000 (10% of $200,000).

This Step-up is only available one time and it will not occur if, on the applicable Benefit Year anniversary, your Guaranteed Amount exceeds 200% of your initial Guaranteed Amount (plus purchase payments within 90 days of rider election). Required minimum distributions (RMDs) from qualified contracts may adversely impact this benefit because you may have to withdraw more than 10% of your initial Guaranteed Amount. See the terms governing RMDs in the Maximum Annual Withdrawal Amount section below.

This Step-up will not cause a change to the percentage charge for your rider. However, the amount you pay for the rider will increase since the charge is based on the Guaranteed Amount. See Charges and Other Deductions - Lincoln Lifetime IncomeSM Advantage Charge.

The following example demonstrates the impact of this Step-up on the Guaranteed
Amount:

Initial purchase payment at age 65 = $200,000; Guaranteed Amount =$200,000; Maximum Annual Withdrawal amount = $10,000.

After 10 years, at age 75, the Guaranteed Amount is $272,339 (after applicable 5% Enhancements and two $10,000 Maximum Annual Withdrawal Amounts) and the contract value is $250,000. Since the Guaranteed Amount is less than $360,000 ($200,000 initial Guaranteed Amount reduced by the two $10,000 withdrawals times 200%), the Guaranteed Amount is increased to $360,000.

The 200% Step-up (if applicable to your contract) cannot increase the Guaranteed Amount beyond the maximum Guaranteed Amount of $10,000,000.

Maximum Annual Withdrawal Amount. You may make periodic withdrawals up to the Maximum Annual Withdrawal amount each Benefit Year for your lifetime as long as your Maximum Annual Withdrawal amount is greater than zero.

On the effective date of the Rider, the Maximum Annual Withdrawal amount is equal to 5% of the initial Guaranteed Amount. If you do not withdraw the entire Maximum Annual Withdrawal amount during a Benefit Year, there is no carryover of the extra amount into the next Benefit Year.

If your contract value is reduced to zero because of market performance, withdrawals equal to the Maximum Annual Withdrawal amount will continue automatically for your life under the Maximum Annual Withdrawal Amount Annuity Payment Option (discussed later). You may not withdraw the remaining Guaranteed Amount in a lump sum.

Note: if any withdrawal is made, the 5% Enhancement is not available during that Benefit Year. Withdrawals may also negatively impact the 200% Step-up (see above).

The tax consequences of withdrawals are discussed in Federal Tax Matters section of this prospectus.

All withdrawals you make, whether or not within the Maximum Annual Withdrawal amount, will decrease your contract value.

The Maximum Annual Withdrawal amount is increased by 5% of any additional purchase payments. For example, if the Maximum Annual Withdrawal amount of $2,500 (5% of $50,000 Guaranteed Amount) is in effect and an additional purchase payment of $10,000 is made, the new Maximum Annual Withdrawal amount is $3,000 ($2,500 + 5% of $10,000).

5% Enhancements, Automatic Annual Step-ups and the 200% Step-up (if applicable to your contract) will cause a recalculation of the eligible Maximum Annual Withdrawal amount to the greater of:

   a. the Maximum Annual Withdrawal amount immediately prior to the 5% Enhancement, Automatic Annual Step-up or 200% Step-up; or

     b. 5% of the Guaranteed Amount on the Benefit Year anniversary.

See the chart below for examples of the recalculation.

The Maximum Annual Withdrawal amount from both Lincoln Lifetime IncomeSM Advantage and Lincoln SmartSecurity (Reg. TM) Advantage under all Lincoln New York contracts (or contracts issued by our affiliates) applicable to you can never exceed 5% of the maximum Guaranteed Amount.

Withdrawals. If the cumulative amounts withdrawn from the contract during the Benefit Year (including the current withdrawal) are within the Maximum Annual Withdrawal amount, then:

     1. the withdrawal will reduce the Guaranteed Amount by the amount of the withdrawal on a dollar-for-dollar basis, and

     2. the Maximum Annual Withdrawal amount will remain the same.

The following example illustrates the impact of Maximum Annual Withdrawals on the Guaranteed Amount and the recalculation of the Maximum Annual Withdrawal amount (assuming no additional purchase payments):



                                                                 Guaranteed    Maximum Annual
                                                Contract Value     Amount     Withdrawal Amount
                                               ---------------- ------------ ------------------
         Initial Purchase Payment $50,000 .         $50,000        $50,000         $2,500
         1st Benefit Year Anniversary.........      $54,000        $54,000         $2,700
         2nd Benefit Year Anniversary.........      $51,000        $51,300         $2,700
         3rd Benefit Year Anniversary.........      $57,000        $57,000         $2,850
         4th Benefit Year Anniversary.........      $64,000        $64,000         $3,200

The initial Maximum Annual Withdrawal amount is equal to 5% of the Guaranteed Amount. Since withdrawals occurred each year (even withdrawals within the Maximum Annual Withdrawal amount), the 5% Enhancement of the Guaranteed Amount was not available. However, each year the Automatic Annual Step-up occurred (1st, 3rd and 4th anniversaries), the Maximum Annual Withdrawal amount was recalculated to 5% of the current Guaranteed Amount.

Withdrawals from Individual Retirement Annuity contracts will be treated as within the Maximum Annual Withdrawal amount (even if they exceed the 5% Maximum Annual Withdrawal amount) only if the withdrawals are taken in systematic monthly or quarterly installments of the amount needed to satisfy the RMD rules under Internal Revenue Code Section 401(a)(9). In addition, in order for this exception for RMDs to apply, the following must occur:

     1. Lincoln's monthly or quarterly automatic withdrawal service is used to calculate and pay the RMD;

     2. The RMD calculation must be based only on the value in this contract;
   and

     3. No withdrawals other than RMDs are made within that Benefit Year (except as described in next paragraph).

If your RMD withdrawals during a Benefit Year are less than the Maximum Annual Withdrawal amount, an additional amount up to the Maximum Annual Withdrawal amount may be withdrawn. If a withdrawal, other than an RMD is made during the Benefit Year, then all amounts withdrawn in excess of the Maximum Annual Withdrawal amount, including amounts attributed to RMDs, will be treated as Excess Withdrawals (see below).

Distributions from qualified contracts are generally taxed as ordinary income. In nonqualified contracts, withdrawals of contract value that exceed purchase payments are taxed as ordinary income. See Federal Tax Matters.

Excess Withdrawals. Excess Withdrawals are the cumulative amounts withdrawn from the contract during the Benefit Year (including the current withdrawal) that exceed the Maximum Annual Withdrawal amount. When Excess Withdrawals occur:

   1. The Guaranteed Amount is reduced by the same proportion that the Excess Withdrawal reduces the contract value. This means that the reduction in the Guaranteed Amount could be more than a dollar-for-dollar reduction.

   2. The Maximum Annual Withdrawal amount will be immediately recalculated to 5% of the new (reduced) Guaranteed Amount (after the pro rata reduction for the Excess Withdrawal); and

     3. The 200% Step-up will never occur.

The following example demonstrates the impact of an Excess Withdrawal on the Guaranteed Amount and the Maximum Annual Withdrawal amount. A $12,000 withdrawal caused a $15,182 reduction in the Guaranteed Amount.

Prior to Excess Withdrawal:
Contract Value = $60,000
Guaranteed Amount = $85,000
Maximum Annual Withdrawal amount = $5,000 (5% of the initial Guaranteed Amount of $100,000)

After a $12,000 Withdrawal ($5,000 is within the Maximum Annual Withdrawal amount, $7,000 is the Excess Withdrawal):

The contract value and Guaranteed Amount are reduced dollar for dollar for the Maximum Annual Withdrawal amount of $5,000:

Contract Value = $55,000
Guaranteed Amount = $80,000

The contract value is reduced by the $7,000 Excess Withdrawal and the Guaranteed Amount is reduced by 12.72%, the same proportion that the Excess Withdrawal reduced the $55,000 contract value ($7,000 / $55,000)

Contract value = $48,000

Guaranteed Amount = $69,818 ($80,000 X 12.72% = $10,181; $80,000 - $10,181 =
$69,818)
Maximum Annual Withdrawal amount = $3,491.00 (5% of $69,818)

In a declining market, withdrawals that exceed the Maximum Annual Withdrawal amount may substantially deplete or eliminate your Guaranteed Amount and reduce or deplete your Maximum Annual Withdrawal amount.

Maximum Annual Withdrawal Amount Annuity Payout Option. If you are required to annuitize your Maximum Annual Withdrawal amount because you have reached the maturity date of the contract, the Maximum Annual Withdrawal Amount Annuity Payout Option is available.

The Maximum Annual Withdrawal Amount Annuity Payout Option is a fixed annuitization in which the contractowner will receive annual annuity payments equal to the Maximum Annual Withdrawal amount for life (this option is different from other annuity payment options discussed in your prospectus, including i4LIFE (Reg. TM) Advantage, which are based on your contract value). Payment frequencies other than annual may be available. You will have no other contract features other than the right to receive annuity payments equal to the Maximum Annual Withdrawal amount for your life.

If the contract value is zero and you have a remaining Maximum Annual Withdrawal amount, you will receive the Maximum Annual Withdrawal Amount Annuity Payment Option.

If you are receiving the Maximum Annual Withdrawal Amount Annuity Payout Option, your beneficiary may be eligible for a final payment upon your death. To be eligible the death benefit option in effect immediately prior to the exercise of the Maximum Annual Withdrawal Amount Annuity Payout Option must not be the Account Value Death Benefit.

The final payment is equal to the sum of all purchase payments, decreased by withdrawals in the same proportion as the withdrawals reduce the contract value; withdrawals less than or equal to the Maximum Annual Withdrawal amount and payments under the Maximum Annual Withdrawal Annuity Payout Option will reduce the sum of the purchase payments dollar for dollar.

Death Prior to the Annuity Commencement Date. The Lincoln Lifetime IncomeSM Advantage has no provision for a payout of the Guaranteed Amount or any other death benefit upon death of the contractowners or annuitant. At the time of death, if the contract value equals zero, no death benefit options (as described in the Death Benefit section of this prospectus) will be in effect. Election of the Lincoln Lifetime IncomeSM Advantage does not impact the death benefit options available for purchase with your annuity contract except as described below in Impact to Withdrawal Calculations of Death Benefits before the Annuity Commencement Date. All death benefit payments must be made in compliance with Internal Revenue Code Sections 72(s) or 401(a)(9) as applicable as amended from time to time. See The Contracts - Death Benefit.

Upon the death of the contractowner/annuitant, the Lincoln Lifetime IncomeSM Advantage will end and no further Maximum Annual Withdrawal amounts are available (even if there was a Guaranteed Amount in effect at the time of the death). If the beneficiary elects to continue the contract after the death of the contractowner/annuitant (through a separate provision of the contract), the beneficiary may purchase a new Lincoln Lifetime IncomeSM Advantage Rider if available under the terms and charge in effect at the time of the new purchase. There is no carryover of the Guaranteed Amount.


General Provisions

Termination. After the seventh anniversary of the effective date of the Rider, the contractowner may terminate the Rider by notifying us in writing. Lincoln Lifetime IncomeSM Advantage will automatically terminate:
 o on the annuity commencement date (except payments under the Maximum Annual Withdrawal Amount Annuity Payment Option will continue if applicable);
 o if the contractowner or annuitant is changed including any sale or assignment of the contract or any pledge of the contract as collateral;
 o on the date the contractowner is changed pursuant to an enforceable divorce agreement or decree;
 o upon the death of the contractowner/annuitant;
 o when the Maximum Annual Withdrawal amount is reduced to zero; or
 o upon termination of the underlying annuity contract.

The termination will not result in any increase in contract value equal to the Guaranteed Amount. Upon effective termination of this Rider, the benefits and charges within this Rider will terminate.

If you terminate the Rider, you must wait one year before you can re-elect any Lincoln Lifetime IncomeSM Advantage, Lincoln SmartSecurity (Reg. TM) Advantage, 4LATER (Reg. TM) Advantage or any other living benefits we may offer in the future.

Compare to Lincoln SmartSecurity (Reg. TM) Advantage. If a contractowner is interested in purchasing a rider that provides guaranteed minimum withdrawals, the following factors should be considered when comparing Lincoln Lifetime IncomeSM Advantage and the Lincoln SmartSecurity (Reg. TM) Advantage (only one of these riders can be added to a contract at any one time): the Lincoln Lifetime IncomeSM Advantage has the opportunity to provide a higher Guaranteed Amount because of the 5% Enhancement and Automatic Annual Step-up. However, the current percentage charge for Lincoln Lifetime IncomeSM Advantage is higher than the current percentage charge for Lincoln SmartSecurity (Reg. TM) Advantage and has the potential to increase on every Benefit Year Anniversary if the increase in contract value exceeds the 5% Enhancement. There is no Joint Life option for Lincoln Lifetime IncomeSM Advantage. Another factor to consider is that immediate withdrawals from your contract, under the Lincoln Lifetime IncomeSM Advantage, will adversely impact the 5% Enhancement. The Lincoln SmartSecurity (Reg. TM) Advantage provides that Maximum Annual Withdrawal amounts can continue to a beneficiary to the extent of any remaining Guaranteed Amount while the Lincoln Lifetime IncomeSM Advantage does not offer this feature. The Termination provisions are different between these two riders.

i4LIFE (Reg. TM) Advantage Option. i4LIFE (Reg. TM) Advantage is an income program, available for purchase at an additional charge, that provides periodic variable income payments for life, the ability to make withdrawals during a defined period of time (the Access Period) and a death benefit during the Access Period. This rider is available after the contract's effective date. A minimum payout floor, called the Guaranteed Income Benefit, is also available for purchase at the time you elect i4LIFE (Reg. TM) Advantage. Depending on a person's age and the selected length of the Access Period, i4LIFE (Reg. TM) Advantage may provide a higher payout than the Maximum Annual Withdrawal amounts under Lincoln Lifetime IncomeSM Advantage. You cannot have both i4LIFE (Reg. TM) Advantage and Lincoln Lifetime IncomeSM Advantage in effect on your contract at the same time.

Contractowners with an active Lincoln Lifetime IncomeSM Advantage may decide to drop Lincoln Lifetime IncomeSM Advantage and purchase i4LIFE (Reg. TM) Advantage since i4LIFE (Reg. TM) Advantage provides a different income stream. If this decision is made, the contractowner can use any remaining Lincoln Lifetime IncomeSM Advantage Guaranteed Amount to establish the Guaranteed Income Benefit under the i4LIFE (Reg. TM) Advantage. Owners of the Lincoln Lifetime IncomeSM Advantage rider are guaranteed the ability to purchase i4LIFE (Reg. TM) Advantage with the Guaranteed Income Benefit in the future even if it is no longer generally available for purchase. Owners of Lincoln Lifetime IncomeSM Advantage are also guaranteed that the annuity factors that are used to calculate the initial Guaranteed Income Benefit under i4LIFE (Reg. TM) Advantage will be the annuity factors in effect as of the day they purchased Lincoln Lifetime IncomeSM Advantage. In addition, owners of Lincoln LIfetime IncomeSM Advantage may in the future purchase the Guaranteed Income Benefit at or below the guaranteed maximum charge that is in effect on the date that they purchase Lincoln Lifetime IncomeSM Advantage.

i4LIFE (Reg. TM) Advantage with the Guaranteed Income Benefit for Lincoln Lifetime IncomeSM Advantage purchasers must be elected before the Annuity Commencement Date and by age 90 for nonqualified contracts or age 85 for qualified contracts. See i4LIFE (Reg. TM) Advantage and the Guaranteed Income Benefit sections of this prospectus. The charges for these benefits will be the current charge for new purchasers in effect for the i4LIFE (Reg. TM) Advantage and the current Guaranteed Income Benefit charge in effect for prior purchasers of Lincoln Lifetime IncomeSM Advantage at the time of election of these benefits. If you use your Lincoln Lifetime IncomeSM Advantage Guaranteed Amount to establish the Guaranteed Income Benefit, you must keep i4LIFE (Reg. TM) Advantage and the Guaranteed Income Benefit in effect for at least 3 years.

Below is an example of how the Guaranteed Amount from the Lincoln Lifetime IncomeSM Advantage is used to establish the Guaranteed Income Benefit with i4LIFE (Reg. TM) Advantage.

Prior to i4LIFE (Reg. TM) Advantage election:

Contract Value = $100,000

Guaranteed Amount = $150,000

After i4LIFE (Reg. TM)Advantage election:

Regular Income Payment = $6,700 per year = Contract Value divided by the i4LIFE (Reg. TM) Advantage annuity factor

Guaranteed Income Benefit = $7,537.50 per year = Guaranteed Amount divided by Guaranteed Income Benefit Table factor applicable to owners of the Lincoln Lifetime IncomeSM Advantage rider.

Impact to Withdrawal Calculations of Death Benefits before the Annuity Commencement Date. The death benefit calculation for certain death benefit options in effect prior to the annuity commencement date may change for contractowners with an active Lincoln Lifetime IncomeSM Advantage. Certain death benefit options provide that all withdrawals reduce the death benefit in the same proportion that the withdrawals reduce the contract value. If you elect the Lincoln Lifetime IncomeSM Advantage, withdrawals less than or equal to the Maximum Annual Withdrawal amount will reduce the sum of all purchase payments option of the death benefit on a dollar for dollar basis. This applies to the sum of all purchase payments alternative of the Enhanced Guaranteed Minimum Death Benefit, whichever is in effect. See The Contracts - Death Benefits. Any Excess Withdrawals will reduce the sum of all purchase payments in the same proportion that the withdrawals reduced the contract value under any death benefit option in which proportionate withdrawals are in effect. This change has no impact on death benefit options in which all withdrawals reduce the death benefit calculation on a dollar for dollar basis. The terms of your contract will describe which method is in effect for your contract.

The following example demonstrates how a withdrawal will reduce the death benefit if both the Enhanced Guaranteed Minimum Death Benefit (EGMDB) and the Lincoln Lifetime IncomeSM Advantage are in effect when the contractowner dies. Note that this calculation applies only to the sum of all purchase payments calculation and not for purposes of reducing the highest anniversary contract value under the EGMDB:

Contract value before withdrawal $80,000

Maximum Annual Withdrawal Amount $ 5,000

Enhanced Guaranteed Minimum Death Benefit (EGMDB) values before withdrawal is the greatest of a), b), or c) described in detail in the EGMDB section of this prospectus:

     a) Contract value $80,000

     b) Sum of purchase payments $100,000

     c) Highest anniversary contract value $150,000

Withdrawal of $9,000 will impact the death benefit calculations as follows:

     a) $80,000 - $9,000 = $71,000 (Reduction $9,000)

     b) $100,000 - $5,000 = $95,000 (dollar for dollar reduction of Maximum Annual Withdrawal amount)
     $95,000 - $5,067 = $89,933 [$95,000 times ($4,000/$75,000) = $5,067] Pro rata reduction of Excess Withdrawal. Total reduction = $10,067.

   c) $150,000 - $16,875 = $133,125 [$150,000 times $9,000/$80,000 = $16,875]
     The entire $9,000 withdrawal reduces the death benefit option pro rata. Total reduction = $16,875.

Item c) provides the largest death benefit of $133,125.

Availability. The Lincoln Lifetime IncomeSM Advantage is available for purchase with nonqualified and qualified (IRAs and Roth IRAs) annuity contracts. The contractowner/annuitant must be 60 years of age or older and under age 86 at the time this Rider is elected. You cannot elect the Rider on or after the purchase of i4LIFE (Reg. TM) Advantage or on or after the Annuity Commencement Date and must wait at least 12 months after terminating 4LATER (Reg. TM) Advantage, Lincoln SmartSecurity (Reg. TM) Advantage or any other living benefits we may offer in the future. If you decide to drop a rider to add Lincoln Lifetime IncomeSM Advantage, your Guaranteed Amount will equal the current contract value on the effective date of the change. Before you make this change, you should consider that no guarantees or fee waiver provisions carry over from the previous rider. The Lincoln Lifetime IncomeSM Advantage terminates after the death of a covered life and the Guaranteed Amount is not available to a beneficiary. See the comparison to Lincoln SmartSecurity (Reg.
TM) Advantage for other factors to consider before making a change.

There is no guarantee that the Lincoln Lifetime IncomeSM Advantage will be available for new purchasers in the future as we reserve the right to discontinue this benefit at any time. Check with your investment representative regarding availability.


Lincoln SmartSecurity (Reg. TM) Advantage

The Lincoln SmartSecurity (Reg. TM) Advantage is a Rider that is available for purchase with your variable annuity contract. This benefit provides a minimum guaranteed amount (Guaranteed Amount) that you will be able to withdraw, in installments, from your contract. The Guaranteed Amount is equal to the initial purchase payment (or contract value if elected after contract issue) adjusted for subsequent purchase payments, step-ups and withdrawals in accordance with the provisions set forth below. With the Lincoln SmartSecurity (Reg. TM) Advantage - 1 Year Automatic Step-up option, the Guaranteed Amount will automatically step-up to the contract value, if higher, on each Benefit Year anniversary through the 10th anniversary. With the Lincoln SmartSecurity (Reg.
TM) Advantage - 1 Year Automatic Step-up, the contractowner can also initiate additional ten-year periods of automatic step-ups.

You may access this Guaranteed Amount through periodic withdrawals which are based on a percentage of the Guaranteed Amount. You also have the option to receive periodic withdrawals for your lifetime or for the lifetimes of you and your spouse. These options are discussed below in detail.

By purchasing this Rider, you may be limited in how much you can invest in certain subaccounts. See The Contracts - Investment Requirements. We offer other optional riders available for purchase with variable annuity contracts. These riders, which are fully discussed in this prospectus, provide different methods to take income from your contract value and may provide certain guarantees. There are differences between the riders in the features provided as well as the charge structure. In addition, the purchase of one rider may impact the availability of another rider. In particular, before you elect the Lincoln SmartSecurity (Reg. TM) Advantage, you may want to compare it to Lincoln Lifetime IncomeSM Advantage, which provides minimum guaranteed, periodic withdrawals for life. See The Contracts - Lincoln Lifetime IncomeSM Advantage - Compare to Lincoln SmartSecurity (Reg. TM) Advantage.

If the benefit is elected at contract issue, then the Rider will be effective on the contract's effective date. If the benefit is elected after the contract is issued (by sending a written request to our Servicing Office), the Rider will be effective on the next valuation date following approval by us.

Benefit Year. The Benefit Year is the 12-month period starting with the effective date of the Rider and starting with each anniversary of the Rider effective date after that. If the contractowner elects to step-up the Guaranteed Amount (this does not include automatic annual step-ups within a ten-year period), the Benefit Year will begin on the effective date of the step-up and each anniversary of the effective date of the step-up after that. The step-up will be effective on the next valuation date after notice of the step-up is approved by us.

Guaranteed Amount. The Guaranteed Amount is a value used to calculate your withdrawal benefit under this Rider. The Guaranteed Amount is not available to you as a lump sum withdrawal or a death benefit. The initial Guaranteed Amount varies based on when and how you elect the benefit. If you elect the benefit at the time you purchase the contract, the Guaranteed Amount will equal your initial purchase payment. If you elect the benefit after we issue the contract, the Guaranteed Amount will equal the contract value on the effective date of the Rider. The maximum Guaranteed Amount is $10,000,000 for Lincoln SmartSecurity (Reg. TM) Advantage - 1 Year Automatic Step-up option. This maximum takes into consideration the combined Guaranteed Amount of all Lincoln New York contracts (or contracts issued by our affiliates) owned by you (or on which you are the annuitant) under either the Lincoln SmartSecurity (Reg. TM) Advantage or the Lincoln Lifetime IncomeSM Advantage.

Additional purchase payments automatically increase the Guaranteed Amount by the amount of the purchase payment (not to exceed the maximum); for example, a $10,000 additional purchase payment will increase the Guaranteed Amount by $10,000. We will allow purchase payments into your annuity contract after the first anniversary of the Rider effective date if the cumulative additional purchase payments exceed $100,000 only with prior Servicing Office approval. Additional purchase payments will not be allowed if the contract value is zero.


Each withdrawal reduces the Guaranteed Amount as discussed below.

Since the charge for the Rider is based on the Guaranteed Amount, the cost of the Rider increases when additional purchase payments and step-ups are made, and the cost decreases as withdrawals are made because these transactions all adjust the Guaranteed Amount.

Step-ups of the Guaranteed Amount. Under the Lincoln SmartSecurity (Reg. TM) Advantage - 1 Year Automatic Step-up option, the Guaranteed Amount will automatically step-up to the contract value on each Benefit Year anniversary up to and including the tenth Benefit Year if:

a. the contractowner or joint owner is still living; and

b. the contract value as of the valuation date, after the deduction of any withdrawals (including market value adjustments), the Rider charge and account fee plus any purchase payments made on that date is greater than the Guaranteed Amount immediately preceding the valuation date.

After the tenth Benefit Year anniversary, you may initiate another ten-year period of automatic step-ups by electing (in writing) to step-up the Guaranteed Amount to the greater of the Contract Value or the current Guaranteed Amount if:

a. each contractowner and annuitant is under age 81; and

b. the contractowner or joint owner is still living.

If you choose, we will administer this election for you automatically, so that a new ten-year period of step-ups will begin at the end of each prior ten-year step-up period.

Following is an example of how the step-ups work in the Lincoln SmartSecurity (Reg. TM) Advantage - 1 Year Automatic Step-up option, (assuming no withdrawals or additional purchase payments):



                                                  Guaranteed
                                 Contract Value   Amount
o Initial Deposit $50,000        $50,000          $50,000
o 1st Benefit Year Anniversary   $54,000          $54,000
o 2nd Benefit Year Anniversary   $53,900          $54,000
o 3rd Benefit Year Anniversary   $57,000          $57,000

Annual step-ups, if the conditions are met, will continue until (and including) the 10th Benefit Year Anniversary. If you had elected to have the next ten-year period of step-ups begin automatically after the prior ten-year period, annual step-ups, if conditions are met, will continue beginning on the 11th Benefit Year Anniversary.

Contractowner elected step-ups (other than automatic step-ups) will be effective on the next valuation date after we receive your request and a new Benefit Year will begin. Purchase payments and withdrawals made after a step-up adjust the Guaranteed Amount. In the future, we may limit your right to step-up the Guaranteed Amount to your Benefit Year anniversary dates. All step-ups are subject to the maximum Guaranteed Amount.

A contractowner elected step-up (including contractowner step-ups that we administer for you to begin a new ten-year step-up period) may cause a change in the percentage charge for this benefit. There is no change in the percentage charge when automatic, annual step-ups occur during a ten-year period. See Charges and Other Deductions - Rider Charges - Lincoln SmartSecurity (Reg. TM) Advantage Charge.

Withdrawals. You will have access to your Guaranteed Amount through periodic withdrawals up to the Maximum Annual Withdrawal amount each Benefit Year until the Guaranteed Amount equals zero.

On the effective date of the Rider, the Maximum Annual Withdrawal amount is 5% of the Guaranteed Amount under the Lincoln SmartSecurity (Reg. TM) Advantage - 1 Year Automatic Step-up option.

If you do not withdraw the entire Maximum Annual Withdrawal amount during a Benefit Year, there is no carryover of the extra amount into the next Benefit Year. The Maximum Annual Withdrawal amount is increased by 5% of any additional purchase payments. For example, if the Lincoln SmartSecurity (Reg. TM) Advantage - 1 Year Automatic Step-up option with a Maximum Annual Withdrawal amount of $2,500 (5% of $50,000 Guaranteed Amount) is in effect and an additional purchase payment of $10,000 is made, the new Maximum Annual Withdrawal amount is $3,000 ($2,500 + 5% of $10,000). Step-ups of the Guaranteed Amount (both automatic step-ups and step-ups elected by you) will step-up the Maximum Annual Withdrawal amount to the greater of:

a. the Maximum Annual Withdrawal amount immediately prior to the step-up; or

b. 5% of the new (stepped-up) Guaranteed Amount.

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If the cumulative amounts withdrawn from the contract during the Benefit Year
(including the current withdrawal) are within the Maximum Annual Withdrawal amount, then:

1. the withdrawal will reduce the Guaranteed Amount by the amount of the withdrawal on a dollar-for-dollar basis, and

2. the Maximum Annual Withdrawal amount will remain the same.

Withdrawals within the Maximum Annual Withdrawal amount are not subject to the market value adjustment on the amount withdrawn from the fixed account, if applicable. See The Contracts - Fixed Side of the Contract. If the Lincoln SmartSecurity (Reg. TM) Advantage - 1 Year Automatic Step-up option is in effect, withdrawals from IRA contracts will be treated as within the Maximum Annual Withdrawal amount (even if they exceed the 5% Maximum Annual Withdrawal amount) only if the withdrawals are taken in the form of systematic monthly or quarterly installments, as calculated by Lincoln, of the amount needed to satisfy the required minimum distribution rules under Internal Revenue Code
Section 401(a)(9) for this contract value. Distributions from qualified contracts are generally taxed as ordinary income. In nonqualified contracts, withdrawals of contract value that exceed purchase payments are taxed as ordinary income. See Federal Tax Matters.

When cumulative amounts withdrawn from the contract during the Benefit Year (including the current withdrawal) exceed the Maximum Annual Withdrawal amount:


1. The Guaranteed Amount is reduced to the lesser of:
  o the contract value immediately following the withdrawal, or
  o the Guaranteed Amount immediately prior to the withdrawal, less the amount of the withdrawal.

2. The Maximum Annual Withdrawal amount will be the least of:
  o the Maximum Annual Withdrawal amount immediately prior to the withdrawal;
or
  o the greater of:
   o 5% of the reduced Guaranteed Amount immediately following the withdrawal (as specified above when withdrawals exceed the Maximum Annual Withdrawal amount); or
   o 5% of the contract value immediately following the withdrawal; or
  o the new Guaranteed Amount.

The following example of the Lincoln SmartSecurity (Reg. TM) Advantage - 1 Year Automatic Step-up option demonstrates the impact of a withdrawal in excess of the Maximum Annual Withdrawal amount on the Guaranteed Amount and the Maximum Annual Withdrawal amount. A $7,000 withdrawal caused a $32,000 reduction in the Guaranteed Amount.

Prior to Excess Withdrawal:
Contract Value = $60,000
Guaranteed Amount = $85,000
Maximum Annual Withdrawal = $5,000 (5% of the initial Guaranteed Amount of $100,000)

After a $7,000 Withdrawal:
Contract Value = $53,000
Guaranteed Amount = $53,000
Maximum Annual Withdrawal = $2,650

The Guaranteed Amount was reduced to the lesser of the contract value immediately following the withdrawal ($53,000) or the Guaranteed Amount immediately prior to the withdrawal, less the amount of the withdrawal ($85,000
- $7,000 = $78,000).

The Maximum Annual Withdrawal amount was reduced to the least of:
1) Maximum Annual Withdrawal amount prior to the withdrawal ($5,000); or
2) The greater of 5% of the new Guaranteed Amount ($2,650) or 5% of the contract value following the withdrawal ($2,650); or
3) The new Guaranteed Amount ($53,000).

The least of these three items is $2,650.

In a declining market, withdrawals that exceed the Maximum Annual Withdrawal amount may substantially deplete or eliminate your Guaranteed Amount and reduce your Maximum Annual Withdrawal amount.

Withdrawals in excess of the Maximum Annual Withdrawal amount will be subject to a market value adjustment on the amount withdrawn from the fixed account. Refer to the Statement of Additional Information for an example of the market value adjustment calculation.

Lifetime Withdrawals. Payment of the Maximum Annual Withdrawal amount will be guaranteed for your (contractowner) lifetime (if you purchase the Single Life option) or for the lifetimes of you (contractowner) and your spouse (if the Joint Life option is purchased), as long as:

1) No withdrawals are made before you (and your spouse if a Joint Life) are age 65; and

2) An excess withdrawal (described above) has not reduced the Maximum Annual Withdrawal amount to zero.

If the lifetime withdrawal is not in effect, the Maximum Annual Withdrawal amount will last only until the Guaranteed Amount equals zero.

If any withdrawal is made prior to the time you (or both spouses) are age 65, the Maximum Annual Withdrawal amount will not last for the lifetime(s), except in the two situations described below:

1) If a step-up of the Guaranteed Amount after age 65 causes the Maximum Annual Withdrawal amount to equal or increase from the immediately prior Maximum Annual Withdrawal amount. This typically occurs if the contract value equals or exceeds the highest, prior Guaranteed Amount. If this happens, the new Maximum Annual Withdrawal amount will automatically be available for the specified lifetime(s); or

2) The contractowner makes a one-time election to reset the Maximum Annual Withdrawal amount to 5% of the current Guaranteed Amount. This reset will occur on the first valuation date following the Benefit Year anniversary and will be based on the Guaranteed Amount as of that valuation date. This will reduce your Maximum Annual Withdrawal amount. A contractowner would only choose this if the above situation did not occur. To reset the Maximum Annual Withdrawal amount, the following must occur next year:

a. the contractowner (and spouse if applicable) is age 65;

b. the contract is currently within a ten-year automatic step-up period described above (or else a contractowner submits a step-up request to start a new ten-year automatic step-up period) (the contractowner must be eligible to elect a step-up; i.e., all contractowners and the annuitant must be alive and under age 81); and

c. you have submitted this request to us in writing at least 30 days prior to the end of the Benefit Year.

As an example of these two situations, if you purchased the Lincoln SmartSecurity (Reg. TM) Advantage - 1 Year Automatic Step-up Single Life with $100,000, your initial Guaranteed Amount is $100,000 and your initial Maximum Annual Withdrawal amount is $5,000. If you make a $5,000 withdrawal at age 62, your Guaranteed Amount will decrease to $95,000. Since you did not satisfy the age 65 requirement, you do not have a lifetime Maximum Annual Withdrawal amount. If a step-up of the Guaranteed Amount after age 65 (either automatic or owner-elected) causes the Guaranteed Amount to equal or exceed $100,000, then the Maximum Annual Withdrawal amount of $5,000 (or greater) will become a lifetime payout. This is the first situation described above. However, if the Guaranteed Amount has not been reset to equal or exceed the highest prior Guaranteed Amount, then you can choose the second situation described above if you are age 65 and the contract is within a ten-year automatic step-up period. This will reset the Maximum Annual Withdrawal amount to 5% of the current Guaranteed Amount; 5% of $95,000 is $4,750. This is your new Maximum Annual Withdrawal amount which can be paid for your lifetime unless excess withdrawals are made.

The tax consequences of withdrawals and annuity payments are discussed in Federal Tax Matters.

All withdrawals you make, whether or not within the Maximum Annual Withdrawal amount, will decrease your contract value. If the contract is surrendered, the contractowner will receive the contract value (less any applicable charges, fees, and taxes) and not the Guaranteed Amount.

If your contract value is reduced to zero because of market performance, withdrawals equal to the Maximum Annual Withdrawal amount will continue for the life of you (and your spouse if applicable) if the lifetime withdrawals are in effect. If not, the Maximum Annual Withdrawal amount will continue until the Guaranteed Amount equals zero. You may not withdraw the remaining Guaranteed Amount in a lump sum.

Guaranteed Amount Annuity Payout Option. If you desire to annuitize your Guaranteed Amount, the Guaranteed Amount Annuity Payout Option is available.

The Guaranteed Amount Annuity Payment Option is a fixed annuitization in which the contractowner (and spouse if applicable) will receive the Guaranteed Amount in annual annuity payments equal to the current 5% Maximum Annual Withdrawal amount, including the lifetime Maximum Annual Withdrawals if in effect (this option is different from other annuity payment options discussed in this prospectus, including i4LIFE (Reg. TM) Advantage, which are based on your contract value). Payment frequencies other than annual may be available. Payments will continue until the Guaranteed Amount equals zero and may continue until death if the lifetime Maximum Annual Withdrawal is in effect. This may result in a partial, final payment. You would consider this option only if your contract value is less than the Guaranteed Amount (and you don't believe the contract value will ever exceed the Guaranteed Amount) and you do not wish to keep your annuity contract in force other than to pay out the Guaranteed Amount. You will have no other contract features other than the right to receive annuity payments equal to the Maximum Annual Withdrawal amount until the Guaranteed Amount equals zero.

If the contract value is zero and you have a remaining Guaranteed Amount, you may not withdraw the remaining Guaranteed Amount in a lump sum, but must elect the Guaranteed Amount Annuity Payment Option.

Death Prior to the Annuity Commencement Date. There is no provision for a lump sum payout of the Guaranteed Amount upon death of the contractowners or annuitant. At the time of death, if the contract value equals zero, no death benefit will be paid other than any applicable Maximum Annual Withdrawal amounts. All death benefit payments must be made in compliance with Internal Revenue Code Sections 72(s) or 401(a)(9) as applicable as amended from time to time. See The Contracts - Death Benefit.

Upon the death of the Single Life under the Lincoln SmartSecurity (Reg. TM) Advantage - 1 Year Automatic Step-up-Single Life option, the lifetime payout of the Maximum Annual Withdrawal amount, if in effect, will end. If the contract is continued as discussed below, the Maximum Annual Withdrawal amount will continue until the Guaranteed Amount, if any, is zero. In the alternative, the surviving spouse can choose to become the new Single Life, if the surviving spouse is under age 81. This will cause a reset of the Guaranteed Amount and the Maximum Annual Withdrawal amount. The new Guaranteed Amount will equal the contract value on the date of the reset and the new Maximum Annual Withdrawal amount will be 5% of the new Guaranteed Amount. This also starts a new 10 year period of automatic step-ups. At this time, the charge for the Rider will become the current charge in effect for new purchases of the Single Life option. The surviving spouse will need to be 65 before taking withdrawals to qualify for a lifetime payout. In deciding whether to make this change, the surviving spouse should consider: 1) the change a reset would cause to the Guaranteed Amount and the Maximum Annual Withdrawal amount; 2) whether it is important to have Maximum Annual Withdrawal amounts for life versus the remainder of the prior Guaranteed Amount; and 3) the cost of the Single Life option.

Upon the first death under the Lincoln SmartSecurity (Reg. TM) Advantage - 1 Year Automatic Step-up-Joint Life option, the lifetime payout of the Maximum Annual Withdrawal amount, if in effect, will continue for the life of the surviving spouse. Upon the death of the surviving spouse, the lifetime payout of the Maximum Annual Withdrawal amount will end. However, if the spouse's beneficiary elects to take the annuity death benefit in installments over life expectancy, the Maximum Annual Withdrawal amount will continue until the Guaranteed Amount, if any, is zero (see below for a non-spouse beneficiary). As an alternative, after the first death, the surviving spouse may choose to change from the Joint Life option to the Single Life option, if the surviving spouse is under age 81. This will cause a reset of the Guaranteed Amount and the Maximum Annual Withdrawal amount. The new Guaranteed Amount will equal the contract value on the date of the reset and the new Maximum Annual Withdrawal amount will be 5% of the new Guaranteed Amount. This also starts a new 10 year period of automatic step-ups. At this time, the charge for the Rider will become the current charge in effect for new purchases of the Single Life option. In deciding whether to make this change, the surviving spouse should consider: 1) if the reset will cause the Guaranteed Amount and the Maximum Annual Withdrawal amount to decrease and 2) if the cost of the Single Life option is less than the cost of the Joint Life option.

If the surviving spouse of the deceased contractowner continues the contract, the remaining automatic step-ups under the Lincoln SmartSecurity (Reg. TM) Advantage - 1 Year Automatic Step-up option, will apply to the spouse as the new contractowner.

If a non-spouse beneficiary elects to receive the death benefit in installments over life expectancy (thereby keeping the contract in force), the beneficiary may continue the Lincoln SmartSecurity (Reg. TM) Advantage if desired. Automatic step-ups under the Lincoln SmartSecurity (Reg. TM) Advantage - 1 Year Automatic Step-up option will not continue and elective step-ups of the Guaranteed Amount will not be permitted. In the event the contract value declines below the Guaranteed Amount (as adjusted for withdrawals of death benefit payments), the beneficiary is assured of receiving payments equal to the Guaranteed Amount (as adjusted). Deductions for the Rider charge will continue on a quarterly basis and will be charged against the remaining Guaranteed Amount. Note: there are instances where the required installments of the death benefit, in order to be in compliance with the Internal Revenue Code as noted above, may exceed the Maximum Annual Withdrawal amount, thereby reducing the benefit of this Rider. If there are multiple beneficiaries, each beneficiary will be entitled to continue a share of the Lincoln SmartSecurity (Reg. TM) Advantage equal to his or her share of the death benefit.

Impact of Divorce on Joint Life Option. In the event of a divorce, the contractowner may change from a Joint Life Option to a Single Life Option (if the contractowner is under age 81) at the current Rider charge for new sales of the Single Life Option. At the time of the change, the Guaranteed Amount will be reset to the current contract value and the Maximum Annual Withdrawal amount will equal 5% of this new Guaranteed Amount.

After a divorce, the contractowner may keep the Joint Life Option to have the opportunity to receive lifetime payouts for the lives of the contractowner and a new spouse. This is only available if no withdrawals were made from the contract after the effective date of the Rider up to and including the date the new spouse is added to the Rider.

Termination. After the later of the fifth anniversary of the effective date of the Rider or the fifth anniversary of the most recent contractowner-elected step-up, including any step-up we administered for you, of the Guaranteed Amount, the contractowner may terminate the Rider by notifying us in writing. Lincoln SmartSecurity (Reg. TM) Advantage will automatically terminate:
 o on the annuity commencement date (except payments under the Guaranteed Amount Annuity Payment Option will continue if applicable);
 o upon the election of i4LIFE (Reg. TM) Advantage;
 o if the contractowner or annuitant is changed (except if the surviving spouse assumes ownership of the contract upon death of the contractowner) including any sale or assignment of the contract or any pledge of the contract as collateral;
 o upon the last payment of the Guaranteed Amount unless the lifetime Maximum Annual Withdrawal is in effect;
 o when a withdrawal in excess of the Maximum Annual Withdrawal amount reduces the Guaranteed Amount to zero; or
 o Upon termination of the underlying annuity contract.

The termination will not result in any increase in contract value equal to the Guaranteed Amount. Upon effective termination of this Rider, the benefits and charges within this Rider will terminate.

If you terminate the Rider, you must wait one year before you can re-elect any Lincoln SmartSecurity (Reg. TM) Advantage, Lincoln Lifetime IncomeSM Advantage, 4LATER (Reg. TM) Advantage, or any other living benefit we are offering in the future.

i4LIFE (Reg. TM) Advantage Option. Contractowners with an active Lincoln SmartSecurity (Reg. TM) Advantage who decide to drop Lincoln SmartSecurity (Reg. TM) Advantage and purchase i4LIFE (Reg. TM) Advantage can use any remaining Guaranteed Amount to establish the Guaranteed Income Benefit under the i4LIFE (Reg. TM) Advantage terms and charge in effect at the time of the i4LIFE (Reg. TM) Advantage election. Contractowners may consider this if i4LIFE (Reg. TM) Advantage will provide a higher payout amount, among other reasons. There are many factors to consider when making this decision, including the cost of the riders, the payout amounts, applicable guarantees and applicable Investment Requirements. You should discuss this decision with your registered representative. See i4LIFE (Reg. TM) Advantage.

Availability. The Lincoln SmartSecurity (Reg. TM) Advantage is available for purchase with nonqualified and qualified (IRAs and Roth IRAs) annuity contracts. All contractowners and the annuitant of the contracts with the Lincoln SmartSecurity (Reg. TM) Advantage - 1 Year Automatic Step-up option must be under age 81 at the time this Rider is elected. You cannot elect the Rider on or after the purchase of i4LIFE (Reg. TM) Advantage or 4LATER (Reg.
TM) Advantage or on or after the Annuity Commencement Date.

There is no guarantee that the Lincoln SmartSecurity (Reg. TM) Advantage will be available for new purchasers in the future as we reserve the right to discontinue this benefit at any time. Check with your investment representative regarding availability.


i4LIFE (Reg. TM) Advantage

i4LIFE (Reg. TM) Advantage (the Variable Annuity Payout Option Rider in your contract) is an optional annuity payout rider you may purchase at an additional cost and is separate and distinct from other annuity payout options offered under your contract and described later in this prospectus. You may also purchase either the i4LIFE (Reg. TM) Advantage Guaranteed Income Benefit or the 4LATER Guaranteed Income Benefit (described below) for an additional charge. See Charges and Other Deductions - i4LIFE (Reg. TM) Advantage Charges.

i4LIFE (Reg. TM) Advantage is a payout option that provides you with variable, periodic regular income payments for life. These payouts are made during an Access Period, where you have access to the Account Value. After the Access Period ends, payouts continue for the rest of your life, during the Lifetime Income Period. i4LIFE (Reg. TM) is different from other annuity payout options provided by Lincoln because with i4LIFE (Reg. TM) Advantage, you have the ability to make additional withdrawals or surrender the contract during the Access Period. You may also purchase the Guaranteed Income Benefit which provides a minimum payout floor for your regular income payments. The initial regular income payment is calculated from the Account Value on the periodic income commencement date, a date no more than 14 days prior to the date you select to begin receiving the regular income payments. This option is available on non-qualified annuities, IRAs and Roth IRAs (check with your registered representative regarding availability with SEP markets). This option is subject to a charge (imposed only during the i4LIFE (Reg. TM) Advantage payout phase) computed daily on the average account value. See Charges and Other Deductions - i4LIFE (Reg. TM) Advantage charges.

i4LIFE (Reg. TM) Advantage is available for contracts with a contract value of at least $50,000 and may be elected after the effective date of the contract and before an annuity payout option is elected by sending a written request to our Servicing Office. If you purchased 4LATER (Reg. TM) Advantage, you must wait at least one year before you can purchase i4LIFE (Reg. TM) Advantage. When you elect i4LIFE (Reg. TM) Advantage, you must choose the annuitant, secondary life, if applicable, and make several choices about your regular income payments. The annuitant and secondary life may not be changed after i4LIFE (Reg. TM) Advantage is elected. For qualified contracts, the secondary life must be the spouse. See i4LIFE (Reg. TM) Advantage Death Benefits regarding the impact of a change to the annuitant prior to the i4LIFE (Reg. TM) Advantage election.

i4LIFE (Reg. TM) Advantage for IRA annuity contracts is only available if the annuitant and secondary life, if applicable, are age 591/2 or older at the time the option is elected. i4LIFE Advantage must be elected by age 85 in qualified contracts. Additional limitations on issue ages and features may be necessary to comply with the IRC provisions for required minimum distributions. Additional purchase payments may be made during the Access Period for an IRA annuity contract, unless the 4LATERSM Advantage Guaranteed Income Benefit or i4LIFE (Reg. TM) Advantage Guaranteed Income Benefit has been elected.

Additional purchase payments will not be accepted once i4LIFE (Reg. TM) Advantage becomes effective for a non-qualified annuity contract.

If i4LIFE (Reg. TM) Advantage is selected, the applicable transfer provisions among subaccounts and the fixed account will continue to be those specified in your annuity contract for transfers on or before the annuity commencement date. However, once i4LIFE (Reg. TM) Advantage begins, any automatic withdrawal service will terminate. See The contracts - Transfers on or before the annuity commencement date.

When you elect i4LIFE (Reg. TM) Advantage, the death benefit that you had previously elected will become the death benefit under i4LIFE (Reg. TM) Advantage, unless you elect a less expensive death benefit option. The amount paid under the new death benefit may be less than the amount that would have been paid under the death benefit provided before i4LIFE (Reg. TM) Advantage began. See The Contracts - i4LIFE (Reg. TM) Advantage Death Benefits.

Access Period. At the time you elect i4LIFE (Reg. TM) Advantage, you also select the Access Period, which begins on the periodic income commencement date. The Access Period is a defined period of time during which we pay variable, periodic regular income payments and provide a death benefit, and during which you may surrender the contract and make withdrawals from your Account Value (defined below). At the end of the Access Period, the remaining Account Value is used to make regular income payments for the rest of your life (or the Secondary Life if applicable) and you will no longer be able to make withdrawals or surrenders or receive a death benefit. If your Account Value is reduced to zero because of withdrawals or market loss, your Access Period ends.

We will establish the minimum (currently 5 years) and maximum Access Periods at the time you elect i4LIFE (Reg. TM) Advantage. Generally, shorter Access Periods will produce a higher initial regular income payment than longer Access Periods. At any time during the Access Period, and subject to the rules in effect at that time, you may extend or shorten the Access Period by sending us notice. Additional restrictions may apply if you are under age 591/2 when you request a change to the Access Period. Currently, if you extend the Access Period, it must be extended at least 5 years. If you change the Access Period, subsequent regular income payments will be adjusted accordingly, and the Account Value remaining at the end of the new Access Period will be applied to continue regular income payments for your life. Additional limitations on issue ages and features may be necessary to comply with the IRC provisions for required minimum distributions. We may reduce or terminate the Access Period for IRA i4LIFE (Reg. TM) Advantage contracts in order to keep the regular income payments in compliance with IRC provisions for required minimum distributions. The minimum Access Period requirements for Guaranteed Income Benefits are longer than the requirements for i4LIFE (Reg. TM) Advantage without a Guaranteed Income Benefit. Shortening the Access Period will terminate the Guaranteed Income Benefit. See The Contracts - Guaranteed Income Benefit with i4LIFE (Reg. TM) Advantage.

Account Value. The initial Account Value is the contract value on the valuation date i4LIFE (Reg. TM) Advantage is effective, less any applicable premium taxes. During the Access Period, the Account Value will be increased/decreased by any investment gains/losses including interest credited on the fixed account, and will be reduced by regular income payments and Guaranteed Income Benefits made and any withdrawals taken. After the Access Period ends, the remaining Account Value will be applied to continue regular income payments for your life and the Account Value will be reduced to zero.

Regular income payments during the Access Period. i4LIFE (Reg. TM) Advantage provides for variable, periodic regular income payments for as long as an annuitant (or secondary life, if applicable) is living and access to your Account Value during the Access Period. When you elect i4LIFE (Reg. TM) Advantage, you will have to choose the date you will receive the initial regular income payment, the frequency of the payments (monthly, quarterly, semi-annually or annually), how often the payment is recalculated, the length of the Access Period and the assumed investment return. These choices will influence the amount of your regular income payments. Regular income payments must begin within one year of the date you elect i4LIFE (Reg. TM) Advantage.

If you do not choose a payment frequency, the default is a monthly frequency. In most states, you may also elect to have regular income payments from non-qualified contracts recalculated only once each year rather than recalculated at the time of each payment. This results in level regular income payments between recalculation dates. Qualified contracts are only recalculated once per year, at the beginning of each calendar year. You also choose the assumed investment return. Return rates of 3%, 4%, or 5% may be available. The higher the assumed investment return you choose, the higher your initial regular income payment will be and the higher the return must be to increase subsequent regular income payments. You also choose the length of the Access Period. At this time, changes can only be made on periodic income commencement date anniversaries.

Regular income payments are not subject to any applicable market value adjustments. See Charges and other deductions. For information regarding income tax consequences of regular income payments, see Federal tax matters.

The amount of the initial regular income payment is determined on the periodic income commencement date by dividing the contract value (or purchase payment if elected at contract issue), less applicable premium taxes by 1000 and multiplying the result by an annuity factor. The annuity factor is based upon:
  o the age and sex of the annuitant and secondary life, if applicable;
  o the length of the Access Period selected;
  o the frequency of the regular income payments;
  o the assumed investment return you selected; and
  o the Individual Annuity Mortality table specified in your contract.

The annuity factor used to determine the regular income payments reflects the fact that, during the Access Period, you have the ability to withdraw the entire Account Value and that a death benefit of the entire Account Value will be paid to your beneficiary upon your death. These benefits during the Access Period result in a slightly lower regular income payment, during both the Access Period and the Lifetime Income Period, than would be payable if this access was not permitted and no lump-sum death benefit of the full Account Value was payable. The annuity factor also reflects the requirement that there be sufficient Account Value at the end of the Access Period to continue your regular income payments for the remainder of your life (and/or the secondary life if applicable), during the Lifetime Income Period, with no further access or death benefit.

The Account Value will vary with the actual net investment return of the subaccounts selected and the interest credited on the fixed account, which then determines the subsequent regular income payments during the Access Period. Each subsequent regular income payment (unless the levelized option is selected) is determined by dividing the Account Value on the applicable valuation date by 1000 and multiplying this result by an annuity factor revised to reflect the declining length of the Access Period. As a result of this calculation, the actual net returns in the Account Value are measured against the assumed investment return to determine subsequent regular income payments. If the actual net investment return (annualized) for the contract exceeds the assumed investment return, the regular income payment will increase at a rate approximately equal to the amount of such excess. Conversely, if the actual net investment return for the contract is less than the assumed investment return, the regular income payment will decrease. For example, if net investment return is 3% higher (annualized) than the assumed investment return, the regular income payment for the next year will increase by approximately 3%. Conversely, if actual net investment return is 3% lower than the assumed investment return, the regular income payment will decrease by approximately 3%.

Withdrawals made during the Access Period will also reduce the Account Value that is available for regular income payments, and subsequent regular income payments will be reduced in the same proportion that withdrawals reduce the Account Value.

For a joint life option, if either the annuitant or secondary life dies during the Access Period, regular income payments will be recalculated using a revised annuity factor based on the single surviving life, if doing so provides a higher regular income payment.

For nonqualified contracts, if the annuitant and secondary life, if applicable, both die during the Access Period, the Guaranteed Income Benefit (if any) will terminate and the annuity factor will be revised for a non-life contingent regular income payment and regular income payments will continue until the Account Value is fully paid out and the Access Period ends. For qualified contracts, if the annuitant and secondary life, if applicable, both die during the Access Period, i4LIFE (Reg. TM) Advantage (and the Guaranteed Income Benefit if applicable) will terminate.

Regular income payments during the Lifetime Income Period. The Lifetime Income Period begins at the end of the Access Period if either the annuitant or secondary life is living. Your earlier elections regarding the frequency of regular income payments, assumed investment return and the frequency of the recalculation do not change. The initial regular income payment during the Lifetime Income Period is determined by dividing the Account Value on the last valuation date of the Access Period by 1000 and multiplying the result by an annuity factor revised to reflect that the Access Period has ended. The annuity factor is based upon:
  o the age and sex of the annuitant and secondary life (if living);
  o the frequency of the regular income payments;
  o the assumed investment return you selected; and
  o the Individual Annuity Mortality table specified in your contract.

The impact of the length of the Access Period and any withdrawals made during the Access Period will continue to be reflected in the regular income payments during the Lifetime Income Period. To determine subsequent regular income payments, the contract is credited with a fixed number of annuity units equal to the initial regular income payment (during the Lifetime Income Period) divided by the annuity unit value (by subaccount). Subsequent regular income payments are determined by multiplying the number of annuity units per subaccount by the annuity unit value. Your regular income payments will vary based on the value of your annuity units. If your regular income payments are adjusted on an annual basis, the total of the annual payment is transferred to Lincoln New York's general account to be paid out based on the payment mode you selected. Your payment(s) will not be affected by market performance during that year. Your regular income payment(s) for the following year will be recalculated at the beginning of the following year based on the current value of annuity units.

Regular income payments will continue for as long as the annuitant or secondary life, if applicable, is living, and will continue to be adjusted for investment performance of the subaccounts your annuity units are invested in (and the fixed account if applicable). Regular income payments vary with investment performance.

During the lifetime income period, there is no longer an Account Value; therefore, no withdrawals are available and no death benefit is payable. In addition, transfers are not allowed from a fixed annuity payment to a variable annuity payment.


i4LIFE (Reg. TM) Advantage Death Benefits

i4LIFE (Reg. TM) Advantage Account Value Death Benefit. The i4LIFE (Reg. TM) Advantage Account Value death benefit is available during the Access Period. This death benefit is equal to the Account Value as of the valuation date on which we approve the payment of the death claim. You may not change this death benefit once it is elected.

i4LIFE (Reg. TM) Advantage EGMDB. The i4LIFE (Reg. TM) Advantage EGMDB is only available during the Access Period. This benefit is the greatest of:
  o the Account Value as of the valuation date on which we approve the payment of the claim; or
  o the sum of all purchase payments, less the sum of regular income payments and other withdrawals, if any. Regular income payments, including withdrawals to provide the Guaranteed Income Benefit, and other withdrawals, if any, reduce the death benefit in the same proportion that regular income payments and withdrawals reduce the Account Value.

References to purchase payments and withdrawals include purchase payments and withdrawals made prior to the election of i4LIFE (Reg. TM) Advantage; or
  o the highest Account Value or contract value on any contract anniversary date (including the inception date of the contract) after the EGMDB is effective (determined before the allocation of any purchase payments on that contract anniversary) prior to the 81st birthday of the deceased and prior to the date of death. The highest Account Value or contract value is increased by purchase payments and is decreased by regular income payments, including withdrawals to provide the Guaranteed Income Benefits and all other withdrawals subsequent to the anniversary date on which the highest Account Value or contract value is obtained. Regular income payments and withdrawals are deducted in the same proportion that regular income payments and withdrawals reduce the Account Value.

We will look at the contract value before i4LIFE (Reg. TM) Advantage and the Account Value after the i4LIFE (Reg. TM) Advantage election to determine the highest anniversary value.

In a declining market, withdrawals which are deducted in the same proportion that withdrawals reduce the Account Value, may have a magnified effect on the reduction of the death benefit payable. All references to withdrawals include deductions for any applicable charges associated with that withdrawal (a market value adjustment, for example) and premium taxes, if any.

Contracts with the i4LIFE (Reg. TM) Advantage EGMDB may elect to change to the i4LIFE (Reg. TM) Advantage Account Value death benefit. We will effect the change in death benefit on the valuation date we receive a completed election form at our Servicing office, and we will begin deducting the lower i4LIFE (Reg. TM) Advantage charge at that time. Once the change is effective, you may not elect to return to the i4LIFE (Reg. TM) Advantage EGMDB.

General Death Benefit Provisions. For all death benefit options, following the Access Period, there is no death benefit. The death benefits also terminate when the Account Value equals zero, because the Access Period terminates.

If there is a change in the contractowner, joint owner or annuitant during the life of the contract, for any reason other than death, the only death benefit payable for the new person will be the i4LIFE (Reg. TM) Advantage Account Value death benefit.

For non-qualified contracts, upon the death of the contractowner, joint owner or annuitant, the contractowner (or beneficiary) may elect to terminate the contract and receive full payment of the death benefit or may elect to continue the contract and receive regular income payments. Upon the death of the secondary life, who is not also an owner, only the surrender value is paid.

If you are the owner of an IRA annuity contract, and there is no secondary life, and you die during the Access Period, the i4LIFE (Reg. TM) Advantage will terminate. A spouse beneficiary may start a new i4LIFE (Reg. TM) Advantage program.

The value of the death benefit will be determined as of the valuation date we approve the payment of the claim. Approval of payment will occur upon our receipt of all the following:

1. proof (e.g. an original certified death certificate), or any other proof of death satisfactory to us; and

2. written authorization for payment; and

3. all required claim forms, fully completed (including selection of a settlement option).

Notwithstanding any provision of this contract to the contrary, the payment of death benefits provided under this contract must be made in compliance with Code Section 72(s) or 401(a)(9) as applicable, as amended from time to time. Death benefits may be taxable. See Federal tax matters.

Upon notification to us of the death, regular income payments may be suspended until the death claim is approved. Upon approval, a lump sum payment for the value of any suspended payments will be made as of the date the death claim is approved, and regular income payments will continue, if applicable. The excess, if any, of the death benefit over the Account Value will be credited into the contract at that time.

If a lump sum settlement is elected, the proceeds will be mailed within seven days of approval by us of the claim subject to the laws, regulations and tax code governing payment of death benefits. This payment may be postponed as permitted by the Investment Company Act of 1940.


Guaranteed Income Benefit with i4LIFE (Reg. TM) Advantage

A Guaranteed Income Benefit (version 3) is available for purchase when you elect i4LIFE (Reg. TM) Advantage which ensures that your regular income payments will never be less than a minimum payout floor, regardless of the actual investment performance of your contract. See Charges and Other Deductions for a discussion of the Guaranteed Income Benefit charges.

As discussed below, certain features of the Guaranteed Income Benefit may be impacted if you purchased Lincoln SmartSecurity (Reg. TM) Advantage or Lincoln Lifetime IncomeSM Advantage (withdrawal benefit riders) prior to electing i4LIFE (Reg. TM) Advantage with the Guaranteed Income Benefit (annuity payout rider). Refer to the 4LATER (Reg. TM)Advantage section of this prospectus for a discussion of the 4LATER (Reg. TM) Guaranteed Income Benefit.

Additional purchase payments cannot be made to a contract with the Guaranteed Income Benefit. You are also limited in how much you can invest in certain subaccounts. See the Contracts - Investment Requirements.

There is no guarantee that the i4LIFE (Reg. TM) Guaranteed Income Benefit option will be available to elect in the future, as we reserve the right to discontinue this option at any time. In addition, we may make different versions of the Guaranteed Income Benefit available to new purchasers or may create different versions for use with various Living Benefit riders. However, a contractowner with the Lincoln Lifetime IncomeSM Advantage who decides to drop Lincoln Lifetime IncomeSM Advantage to purchase i4LIFE (Reg. TM) Advantage will be guaranteed the right to purchase the Guaranteed Income Benefit under the terms set forth in the Lincoln Lifetime IncomeSM Advantage rider.

i4LIFE (Reg. TM) Guaranteed Income Benefit, if available, is purchased when you elect i4LIFE (Reg. TM) Advantage or anytime during the Access Period, subject to terms and conditions at that time. If you intend to use the Guaranteed Amount from either the Lincoln SmartSecurity (Reg. TM)Advantage or the Lincoln Lifetime IncomeSM Advantage riders to establish the Guaranteed Income Benefit, you must elect the Guaranteed Income Benefit at the time you elect i4LIFE (Reg.
TM) Advantage.

The Guaranteed Income Benefit is initially equal to 75% of the regular income payment (which is based on your Account Value as defined in the i4LIFE (Reg.
TM) Advantage rider section) in effect at the time the Guaranteed Income Benefit is elected. Contractowners who purchased the Lincoln SmartSecurity (Reg. TM) Advantage or Lincoln Lifetime IncomeSM Advantage can use the remaining Guaranteed Amount (if greater than the contract value) at the time the Guaranteed Income Benefit is determined, to increase the Guaranteed Income Benefit. The Guaranteed Income Benefit will be increased by the ratio of the remaining Guaranteed Amount to the contract value at the time the initial i4LIFE (Reg. TM) Advantage payment is calculated. In other words, the Guaranteed Income Benefit will equal 75% of the initial regular income payment times the remaining Guaranteed Amount divided by the contract value, if the Guaranteed Amount is greater than the contract value.

If the amount of your i4LIFE (Reg. TM) Advantage regular income payment has fallen below the Guaranteed Income Benefit, because of poor investment results, a payment equal to the i4LIFE (Reg. TM) Advantage Guaranteed Income Benefit is the minimum payment you will receive. If the Guaranteed Income Benefit is paid, it will be paid with the same frequency as your regular income payment. If your regular income payment is less than the Guaranteed Income Benefit, we will reduce the Account Value by the regular income payment plus an additional amount equal to the difference between your regular income payment and the Guaranteed Income Benefit (In other words, Guaranteed Income Benefit payments reduce the Account Value by the entire amount of the Guaranteed Income Benefit payment.) (Regular income payments also reduce the Account Value). This withdrawal will be made from the variable subaccounts and the fixed account on a pro-rata basis according to your investment allocations.

If your Account Value reaches zero as a result of withdrawals to provide the Guaranteed Income Benefit, we will continue to pay you an amount equal to the Guaranteed Income Benefit. If your Account Value reaches zero, your Access Period will end and your Lifetime Income Period will begin. Additional amounts withdrawn from the Account Value to provide the Guaranteed Income Benefit may terminate your Access Period earlier than originally scheduled, and will reduce your death benefit. If your Account Value equals zero, no death benefit will be paid. See i4LIFE (Reg. TM) Advantage Death Benefits. After the Access Period ends, we will continue to pay the Guaranteed Income Benefit for as long as the annuitant (or the secondary life, if applicable) is living. If the market performance in your contract is sufficient to provide regular income payments at a level that exceeds the Guaranteed Income Benefit, the Guaranteed Income Benefit will never come into effect.

The following example illustrates how poor investment performance, which results in a Guaranteed Income Benefit payment, affects the i4LIFE (Reg. TM) Account Value:



         o i4LIFE (Reg. TM) Account Value before market decline      $135,000
         o i4LIFE (Reg. TM) Account Value after market decline       $100,000
         o Guaranteed Income Benefit                                 $    810
         o Regular Income Payment after market decline               $    769
         o Account Value after market decline and Guaranteed         $ 99,190
         Income Benefit payment

The contractowner receives an amount equal to the Guaranteed Income Benefit. The entire amount of the Guaranteed Income Benefit is deducted from the Account Value.

If you purchased the Guaranteed Income Benefit (version 3) on or after January 20, 2009, the Guaranteed Income Benefit will automatically step-up every year to 75% of the current regular income payment, if that result is greater than the immediately prior Guaranteed Income Benefit. If you purchased the Guaranteed Income Benefit (version 2) prior to January 20, 2009, the Guaranteed Income Benefit will automatically step-up every three years on the periodic income commencement date anniversary to 75% of the current regular income payment, if the result is greater than the immediately prior Guaranteed Income Benefit. The step-up will occur on every periodic income commencement date anniversary during either a 5-year step-up period (version 3) or every third periodic income commencement date anniversary for a 15 year step-up period (version 2). At the end of a step-up period, you may elect a new step-up period by submitting a written request to the Servicing Office. If you prefer, when you start the Guaranteed Income Benefit, you can request that we administer this election for you. Step-ups for qualified contracts, including IRAs, will occur on a calendar year basis.

At the time of a reset of the step-up period the i4LIFE (Reg. TM) Guaranteed Income Benefit percentage charge may increase subject to the maximum guaranteed charge of 1.50%. This means that your charge may increase every five years for version 3 of the Guaranteed Income Benefit or every 15 years for version 2 of the Guaranteed Income Benefit. If we automatically administer a new step-up period for you and if your percentage charge is increased, you may ask us to reverse the step-up by giving us notice within 30 days after the periodic income commencement anniversary. If we receive this notice, we will decrease the percentage charge, on a going forward basis, to the percentage charge in effect before the step-up occurred. You will have no more step-ups unless you notify us that you wish to start a new step-up period. i4LIFE (Reg.
TM)Advantage charges are in addition to the Guaranteed Income Benefit charges.

If you have an older version of the Guaranteed Income Benefit (version 1), your Guaranteed Income Benefit will not step-up on an anniversary, but will remain level. This version is no longer available for sale.

The i4LIFE (Reg. TM) Advantage Guaranteed Income Benefit is reduced by withdrawals (other than regular income payments) in the same proportion that the withdrawals reduce the Account Value. See below in General i4LIFE (Reg. TM) Provisions for an example.

Impacts to i4LIFE (Reg. TM) Advantage Regular Income Payments. When you select the i4LIFE (Reg. TM) Advantage Guaranteed Income Benefit, certain restrictions will apply to your contract:
  o A 4% assumed investment return (AIR) will be used to calculate the regular income payments.
  o The minimum Access Period required for this benefit is the longer of 15 years or the difference between your age (nearest birthday) and age 85. We may change this Access Period requirement prior to election of the Guaranteed Income Benefit.
  o The maximum Access Period available for this benefit is to age 115 for non-qualified contracts; to age 100 for qualified contracts.

If you choose to lengthen your Access Period, (which must be increased by a minimum of 5 years) thereby reducing your regular income payment, your i4LIFE (Reg. TM) Advantage Guaranteed Income Benefit will also be reduced. The i4LIFE (Reg. TM) Advantage Guaranteed Income Benefit will be reduced in proportion to the reduction in the regular income payment. If you choose to shorten your Access Period, the i4LIFE (Reg. TM) Advantage Guaranteed Income Benefit will terminate. Refer to the Example in the 4LATER (Reg. TM) Guaranteed Income Benefit section.

The i4LIFE (Reg. TM) Advantage Guaranteed Income Benefit will terminate due to any of the following events:
  o the death of the annuitant (or the later of the death of the annuitant or secondary life if a joint payout was elected); or
  o a contractowner requested decrease in the Access Period or a change to the regular income payment frequency; or
  o upon written notice to us; or
  o assignment of the contract.

A termination due to a decrease in the Access Period, a change in the regular income payment frequency, or upon written notice from the contractowner will be effective as of the valuation date on the next periodic income commencement date anniversary. Termination will be only for the i4LIFE (Reg. TM) Advantage Guaranteed Income Benefit and not the i4LIFE (Reg. TM) Advantage election, unless otherwise specified. If you used your Lincoln Lifetime IncomeSM Advantage Guaranteed Amount to establish the Guaranteed Income Benefit, you must keep i4LIFE (Reg. TM) Advantage and the Guaranteed Income Benefit in effect for at least 3 years. If you terminate the i4LIFE (Reg. TM) Advantage Guaranteed Income Benefit you may be able to re-elect it, if available, after one year. The election will be treated as a new purchase, subject to the terms and charges in effect at the time of election and the i4LIFE (Reg. TM) Advantage regular income payments will be recalculated. The i4LIFE (Reg. TM) Advantage Guaranteed Income Benefit will be based on the Account Value at the time of the election.


General i4LIFE (Reg. TM) Provisions

Withdrawals. You may request a withdrawal at any time prior to or during the Access Period. We reduce the Account Value by the amount of the withdrawal, and all subsequent regular income payments and Guaranteed Income Benefit payments, if applicable, will be reduced proportionately. Withdrawals may have tax consequences. See Federal Tax Matters. The market value adjustment may apply.

The following example demonstrates the impact of a withdrawal on the regular income payments and the Guaranteed Income Benefit payments:



         o i4LIFE (Reg. TM) Regular Income Payment before Withdrawal      $  1,200
         o Guaranteed Income Benefit before Withdrawal                    $    900
         o Account Value at time of Additional Withdrawal                 $150,000
         o Additional Withdrawal                                          $ 15,000   (a 10% withdrawal)

     Reduction in i4LIFE (Reg. TM) Regular Income payment for Withdrawal = $1,200 X 10 % = $120
     i4LIFE (Reg. TM) Regular Income payment after Withdrawal = $1,200 - $120 = $1,080

     Reduction in Guaranteed Income Benefit for Withdrawal = $900 X 10% = $90 Guaranteed Income Benefit after Withdrawal = $900 - $90 = $810

Surrender. At any time prior to or during the Access Period, you may surrender the contract by withdrawing the surrender value. If the contract is surrendered, the contract terminates and no further regular income payments will be made. The market value adjustment may apply.

Termination. For IRA annuity contracts, you may terminate i4LIFE (Reg. TM) Advantage prior to the end of the Access Period by notifying us in writing. The termination will be effective on the next valuation date after we receive the notice and your contract will return to the accumulation phase. Your i4LIFE (Reg. TM) Advantage death benefit will terminate and you will receive the EGMDB option. Upon termination, we will stop assessing the charge for i4LIFE (Reg.
TM) Advantage and begin assessing the mortality and expense risk charge and administrative charge associated with the new death benefit option. Your contract value upon termination will be equal to the Account Value on the valuation date we terminate i4LIFE (Reg. TM) Advantage.

For non-qualified contracts, you may not terminate i4LIFE (Reg. TM) Advantage once you have elected it.


4LATER (Reg. TM) Advantage

4LATER (Reg. TM) Advantage is a rider that is available to protect against market loss by providing you with a method to receive a minimum payout from your annuity. The rider provides an Income Base (described below) prior to the time you begin taking payouts from your annuity. If you elect 4LATER (Reg. TM) Advantage, you must elect i4LIFE (Reg. TM) with the 4LATER (Reg. TM) Guaranteed Income Benefit to receive a benefit from 4LATER (Reg. TM) Advantage. Election of these riders may limit how much you can invest in certain subaccounts. See The Contracts-Investment Requirements. See Charges and Other Deductions for a discussion of the 4LATER (Reg. TM) Advantage charge.


4LATER (Reg. TM) Advantage Before Payouts Begin

The following discussion applies to 4LATER (Reg. TM) Advantage during the accumulation phase of your annuity, referred to as 4LATER (Reg. TM). This is prior to the time any payouts begin under i4LIFE (Reg. TM) Advantage with the 4LATER (Reg. TM) Guaranteed Income Benefit.

Income Base. The Income Base is a value established when you purchase 4LATER (Reg. TM) and will only be used to calculate the minimum payouts available under your contract at a later date. The Income Base is not available for withdrawals or as a death benefit. If you elect 4LATER (Reg. TM) at the time you purchase the contract, the Income Base initially equals the purchase payments. If you elect 4LATER (Reg. TM) after we issue the contract, the Income Base will initially equal the contract value on the 4LATER (Reg. TM) Effective Date. Additional purchase payments automatically increase the Income Base by the amount of the purchase payments. Additional purchase payments will not be allowed if the contract value is zero. Each withdrawal reduces the Income Base in the same proportion as the amount withdrawn reduces the contract value on the valuation date of the withdrawal.

As described below, during the accumulation phase, the Income Base will be automatically enhanced by 15% (adjusted for additional purchase payments and withdrawals as described in the Future Income Base section below) at the end of each Waiting Period. In addition, after the Initial Waiting Period, you may elect to reset your Income Base to the current contract value if your contract value has grown beyond the 15% enhancement. You may elect this reset on your own or you may choose to have Lincoln New York automatically reset the Income Base for you at the end of each Waiting Period. These reset options are discussed below. Then, when you are ready to elect i4LIFE (Reg. TM) Advantage and establish the 4LATER (Reg. TM) Guaranteed Income Benefit, the Income Base (if higher than the contract value) is used in the 4LATER (Reg. TM) Advantage Guaranteed Income Benefit calculation.

Waiting Period. The Waiting Period is each consecutive 3-year period which begins on the 4LATER (Reg. TM) Effective Date, or on the date of any reset of the Income Base to the contract value. At the end of each completed Waiting Period, the Income Base is increased by 15% (as adjusted for purchase payments and withdrawals) to equal the Future Income Base as discussed below. The Waiting Period is also the amount of time that must pass before the Income Base can be reset to the current contract value. A new Waiting Period begins after each reset and must be completed before the next 15% enhancement or another reset occurs.

Future Income Base. 4LATER (Reg. TM) provides a 15% automatic enhancement to the Income Base after a 3-year Waiting Period. This enhancement will continue every 3 years until i4LIFE (Reg. TM) Advantage is elected, you terminate 4LATER (Reg. TM) or you reach the Maximum Income Base. See Maximum Income Base. During the Waiting Period, the Future Income Base is established to provide the value of this 15% enhancement on the Income Base. After each 3-year Waiting Period is satisfied, the Income Base is increased to equal the value of the Future Income Base. The 4LATER (Reg. TM) charge will then be assessed on this newly adjusted Income Base, but the percentage charge will not change.

Any purchase payment made after the 4LATER (Reg. TM) Effective Date, but within 90 days of the contract effective date, will increase the Future Income Base by the amount of the purchase payment, plus 15% of that purchase payment.


Example:


         Initial Purchase Payment                                $100,000
         Purchase Payment 60 days later                          $ 10,000
                                                                 --------
         Income Base                                             $110,000
         Future Income Base (during the 1st Waiting Period)      $126,500   ($110,000 x 115%)
         Income Base (after 1st Waiting Period)                  $126,500
         New Future Income Base (during 2nd Waiting Period)      $145,475   ($126,500 x 115%)

Any purchase payments made after the 4LATER (Reg. TM) Effective Date and more than 90 days after the contract effective date will increase the Future Income Base by the amount of the purchase payment plus 15% of that purchase payment on a pro-rata basis for the number of full years remaining in the current Waiting Period.


Example:


         Income Base                                                $100,000
         Purchase Payment in Year 2                                 $ 10,000
                                                                    --------
         New Income Base                                            $110,000
         Future Income Base (during 1st Waiting Period-Year 2)      $125,500   ($100,000 x 115%) + ($10,000 x 100%) +
                                                                               (10,000 x 15% x 1/3)
         Income Base (after 1st Waiting Period)                     $125,500
         New Future Income Base (during 2nd Waiting Period)         $144,325   (125,500 x 115%)

Withdrawals reduce the Future Income Base in the same proportion as the amount withdrawn reduces the contract value on the valuation date of the withdrawal.

During any subsequent Waiting Periods, if you elect to reset the Income Base to the contract value, the Future Income Base will equal 115% of the contract value on the date of the reset and a new Waiting Period will begin. See Resets of the Income Base to the current contract value below.

In all situations, the Future Income Base is subject to the Maximum Income Base described below. The Future Income Base is never available to the contractowner to establish a 4LATER (Reg. TM) Advantage Guaranteed Income Benefit, but is the value the Income Base will become at the end of the Waiting Period.

Maximum Income Base. The Maximum Income Base is equal to 200% of the Income Base on the 4LATER (Reg. TM) Effective Date. The Maximum Income Base will be increased by 200% of any additional purchase payments. In all circumstances, the Maximum Income Base can never exceed $10,000,000. This maximum takes into consideration the combined Income Bases for all Lincoln Life contracts (or contracts issued by our affiliates) owned by you or on which you are the annuitant.

After a reset to the current contract value, the Maximum Income Base will equal 200% of the contract value on the valuation date of the reset not to exceed $10,000,000.

Each withdrawal will reduce the Maximum Income Base in the same proportion as the amount withdrawn reduces the contract value on the valuation date of the withdrawal.


Example:


      Income Base                             $100,000      Maximum Income Base                   $200,000
      Purchase Payment in Year 2              $ 10,000      Increase to Maximum Income Base       $ 20,000
      New Income Base                         $110,000      New Maximum Income Base               $220,000
      Future Income Base after Purchase       $125,500      Maximum Income Base                   $220,000
       Payment

      Income Base (after 1st Waiting          $125,500
       Period)
      Future Income Base (during 2nd          $144,325      Maximum Income Base                   $220,000
       Waiting Period)

      Contract Value in Year 4                $112,000
      Withdrawal of 10%                       $ 11,200

      After Withdrawal (10% adjustment)
-----------------------------------------
      Contract Value                          $100,800
      Income Base                             $112,950
      Future Income Base                      $129,892      Maximum Income Base                   $198,000

Resets of the Income Base to the current contract value ("Resets"). You may elect to reset the Income Base to the current contract value at any time after the initial Waiting Period following: (a) the 4LATER (Reg. TM) Effective Date or (b) any prior reset of the Income Base. Resets are subject to a maximum of $10,000,000 and the annuitant must be under age 81. You might consider resetting the Income Base if your contract value has increased above the Income Base (including the 15% automatic Enhancements) and you want to lock-in this increased amount to use when setting the Guaranteed Income Benefit. If the Income Base is reset to the contract value, the 15% automatic Enhancement will not apply until the end of the next Waiting Period.

This reset may be elected by sending a written request to our Servicing Office or by specifying at the time of purchase that you would like us to administer this reset election for you. If you want us to administer this reset for you, at the end of each 3-year Waiting Period, if the contract value is higher than the Income Base (after the Income Base has been reset to the Future Income
Base), we will implement this election and the Income Base will be equal to the contract value on that date. We will notify you that a reset has occurred. This will continue until you elect i4LIFE (Reg. TM) Advantage, the annuitant reaches age 81, or you reach the Maximum Income Base. If we administer this reset election for you, you have 30 days after the election to notify us if you wish to reverse this election and have your Income Base increased to the Future Income Base instead. You may wish to reverse this election if you are not interested in the increased charge. If the contract value is less than the Income Base on any reset date, we will not administer this reset. We will not attempt to administer another reset until the end of the next 3-year Waiting Period; however, you have the option to request a reset during this period by sending a written request to our Servicing Office.

At the time of each reset (whether you elect the reset or we administer the reset for you), the annual charge will change to the current charge in effect at the time of the reset, not to exceed the guaranteed maximum charge. At the time of reset, a new Waiting Period will begin. Subsequent resets may be elected at the end of each new Waiting Period. The reset will be effective on the next valuation date after notice of the reset is approved by us.

We reserve the right to restrict resets to Benefit Year anniversaries. The Benefit Year is the 12-month period starting with the 4LATER (Reg. TM) Effective Date and starting with each anniversary of the 4LATER (Reg. TM) Effective Date after that. If the contractowner elects to reset the Income Base, the Benefit Year will begin on the effective date of the reset and each anniversary of the effective date of the reset after that.

Eligibility. To purchase 4LATER (Reg. TM) Advantage, the annuitant must be age 80 or younger. If you plan to elect i4LIFE (Reg. TM) Advantage within three years of the issue date of 4LATER (Reg. TM) Advantage, you will not receive the benefit of the Future Income Base.

4LATER (Reg. TM) Rider Effective Date. If 4LATER (Reg. TM) is elected at contract issue, then it will be effective on the contract's effective date. If 4LATER (Reg. TM) is elected after the contract is issued (by sending a written request to our Servicing Office), then it will be effective on the next valuation date following approval by us.


4LATER (Reg. TM) Guaranteed Income Benefit

When you are ready to elect i4LIFE (Reg. TM) Advantage regular income payments, the greater of the Income Base accumulated under 4LATER (Reg. TM) or the contract value will be used to calculate the 4LATER (Reg. TM) Guaranteed Income Benefit. The 4LATER (Reg. TM) Guaranteed Income Benefit is a minimum payout floor for your i4LIFE (Reg. TM) Advantage regular income payments. See Charges and Other Deductions for a discussion of the 4LATER (Reg. TM) Guaranteed Income Benefit charge.

The Guaranteed Income Benefit will be determined by dividing the greater of the Income Base or contract value (or Guaranteed Amount if applicable) on the periodic income commencement date, by 1000 and multiplying the result by the rate per $1000 from the Guaranteed Income Benefit Table in your 4LATER (Reg.
TM) Rider. If the contract value is used to establish the 4LATER (Reg. TM) Guaranteed Income Benefit, this rate provides a Guaranteed Income Benefit not less than 75% of the initial i4LIFE (Reg. TM) Advantage regular income payment (which is also based on the contract value). If the Income Base is used to establish the Guaranteed Income Benefit (because it is larger than the contract value), the resulting Guaranteed Income Benefit will be more than 75% of the initial i4LIFE (Reg. TM) Advantage regular income payment.

If the amount of your i4LIFE (Reg. TM) Advantage regular income payment (which is based on your i4LIFE (Reg. TM) Advantage Account Value) has fallen below the 4LATER (Reg. TM) Guaranteed Income Benefit, because of poor investment results, a payment equal to the 4LATER (Reg. TM) Guaranteed Income Benefit is the minimum payment you will receive. If the 4LATER (Reg. TM) Guaranteed Income Benefit is paid, it will be paid with the same frequency as your i4LIFE (Reg.
TM) Advantage regular income payment. If your regular income payment is less than the 4LATER (Reg. TM) Guaranteed Income Benefit, we will reduce your i4LIFE (Reg. TM) Advantage Account Value by the regular income payment plus an additional amount equal to the difference between your regular income payment and the 4LATER (Reg. TM) Guaranteed Income Benefit. This withdrawal from your Account Value will be made from the subaccounts and the fixed account on a pro-rata basis according to your investment allocations.

The following example illustrates how poor investment performance, which results in a Guaranteed Income Benefit payment, affects the i4LIFE (Reg. TM) Account Value:



         o i4LIFE (Reg. TM) Account Value before market decline      $135,000
         o i4LIFE (Reg. TM) Account Value after market decline       $100,000
         o Guaranteed Income Benefit                                 $    810
         o Regular Income Payment after market decline               $    769
         o Account Value after market decline and Guaranteed         $ 99,190
         Income Benefit payment

If your Account Value reaches zero as a result of withdrawals to provide the 4LATER (Reg. TM) Guaranteed Income Benefit, we will continue to pay you an amount equal to the 4LATER (Reg. TM) Guaranteed Income Benefit.

When your Account Value reaches zero, your i4LIFE (Reg. TM) Advantage Access Period will end and the i4LIFE (Reg. TM) Advantage Lifetime Income Period will begin. Additional amounts withdrawn from the Account Value to provide the 4LATER (Reg. TM) Guaranteed Income Benefit may terminate your Access Period earlier than originally scheduled and will reduce your death benefit. See i4LIFE (Reg. TM) Advantage Death Benefits. After the Access Period ends, we will continue to pay the 4LATER (Reg. TM) Guaranteed Income Benefit for as long as the annuitant (or the secondary life, if applicable) is living (i.e., the i4LIFE (Reg. TM) Advantage Lifetime Income Period). If your Account Value equals zero, no death benefit will be paid.

If the market performance in your contract is sufficient to provide regular income payments at a level that exceeds the 4LATER (Reg. TM) Guaranteed Income Benefit, the 4LATER (Reg. TM) Guaranteed Income Benefit will never come into effect.

The 4LATER (Reg. TM) Advantage Guaranteed Income Benefit will automatically step-up every three years to 75% of the then current regular income payment, if that result is greater than the immediately prior 4LATER (Reg. TM) Guaranteed Income Benefit. The step-up will occur on every third periodic income commencement date anniversary for 15 years. At the end of a 15-year step-up period, the contractowner may elect a new 15-year step-up period by submitting a written request to the Servicing Office. If you prefer, when you start the Guaranteed Income Benefit, you can request that Lincoln New York administer this election for you. At the time of a reset of the 15 year period, the charge for the 4LATER (Reg. TM) Guaranteed Income Benefit will become the current charge up to the guaranteed maximum charge of 1.50% (i4LIFE (Reg. TM) Advantage charges are in addition to the Guaranteed Income Benefit charge). After we administer this election, you have 30 days to notify us if you wish to reverse the election (because you do not wish to incur the additional cost). If we receive this notice, we will decrease the percentage charge, on a going forward basis, to the percentage charge in effect before the step-up occurred.

Additional purchase payments cannot be made to your contract after the periodic income commencement date. The 4LATER (Reg. TM) Guaranteed Income Benefit is reduced by withdrawals (other than regular income payments) in the same proportion that the withdrawals reduce the Account Value. You may want to discuss the impact of additional withdrawals with your financial adviser.

Impacts to i4LIFE (Reg. TM) Advantage Regular Income Payments. At the time you elect i4LIFE (Reg. TM) Advantage, you also select the Access Period. See i4LIFE (Reg. TM) Advantage - Access Period. Generally, shorter Access Periods will produce a higher initial i4LIFE (Reg. TM) Advantage regular income payment and higher Guaranteed Income Benefit payments than longer Access Periods. The minimum Access Period required with the 4LATER (Reg. TM) Guaranteed Income Benefit currently is the longer of 15 years or the difference between your current age (nearest birthday) and age 85. We reserve the right to increase this minimum prior to election of 4LATER (Reg. TM) Advantage, subject to the terms in your rider. (Note: i4LIFE (Reg. TM) Advantage may allow a shorter Access Period if a Guaranteed Income Benefit is not provided.)

If you choose to lengthen your Access Period at a later date, thereby recalculating and reducing your regular income payment, your 4LATER (Reg. TM) Guaranteed Income Benefit will also be recalculated and reduced. The 4LATER (Reg. TM) Guaranteed Income Benefit will be adjusted in proportion to the reduction in the regular income payment. If you choose to shorten your Access Period, the 4LATER (Reg. TM) Rider will terminate.

When you make your 4LATER (Reg. TM) Guaranteed Income Benefit and i4LIFE (Reg.
TM) Advantage elections, you must also choose an assumed investment return of 4% to calculate your i4LIFE (Reg. TM) Advantage regular income payments. Once you have elected 4LATER (Reg. TM), the assumed investment return rate will not change; however, we may change the required assumed investment return rate in the future for new purchasers only.

The following is an example of what happens when you extend the Access Period:

     Assume:
     i4LIFE (Reg. TM) Advantage remaining Access Period = 10 years Current i4LIFE (Reg. TM) Advantage regular income payment = $6,375 Current 4LATER (Reg. TM) Guaranteed Income Benefit = $5,692

     Extend Access Period 5 years:
     i4LIFE (Reg. TM) Advantage regular income payment after extension = $5,355 Percentage change in i4LIFE (Reg. TM) Advantage regular income payment =
 $5,355 - $6,375 = 84%
     New 4LATER (Reg. TM) Guaranteed Income Benefit = $5,692 x 84% = $4,781


General Provisions of 4LATER (Reg. TM) Advantage

Termination. After the later of the third anniversary of the 4LATER (Reg. TM) Rider Effective Date or the most recent Reset, the 4LATER (Reg. TM) Rider may be terminated upon written notice to us. Prior to the periodic income commencement date, 4LATER (Reg. TM) will automatically terminate upon any of the following events:
 o termination of the contract to which the 4LATER (Reg. TM) Rider is attached;
 o the change of or the death of the annuitant (except if the surviving spouse assumes ownership of the contract and the role of the annuitant upon death of the contractowner); or
 o the change of contractowner (except if the surviving spouse assumes ownership of the contract and the role of annuitant upon the death of the contractowner), including the assignment of the contract.

After the periodic income commencement date, the 4LATER (Reg. TM) Rider will terminate due to any of the following events:
 o the death of the annuitant (or the later of the death of the annuitant or secondary life if a joint payout was elected); or
 o a contractowner requested decrease in the Access Period or a change to the regular income payment frequency.

A termination due to a decrease in the Access Period, a change in the regular income payment frequency, or upon written notice from the contractowner will be effective as of the valuation date on the next periodic income commencement date anniversary. Termination will be only for the 4LATER (Reg. TM) Guaranteed Income Benefit and not the i4LIFE (Reg. TM) Advantage election, unless otherwise specified.

If you terminate 4LATER (Reg. TM) prior to the periodic income commencement date, you must wait one year before you can re-elect 4LATER (Reg. TM) or purchase the Lincoln SmartSecurity (Reg. TM) Advantage or Lincoln Lifetime IncomeSM Advantage. If you terminate the 4LATER (Reg. TM) Rider on or after the periodic income commencement date, you cannot re-elect it. You may be able to elect the i4LIFE (Reg. TM) Advantage Guaranteed Income Benefit, if available, after one year. The i4LIFE (Reg. TM) Advantage Guaranteed Income Benefit will be based on the Account Value at the time of the election. The election of one of these benefits, if available, will be treated as a new purchase, subject to the terms and charges in effect at the time of election.

Availability. Check with your registered representative regarding availability. You cannot elect 4LATER (Reg. TM) after an annuity payout option or i4LIFE (Reg. TM) Advantage has been elected, and it cannot be elected on contracts that currently have Lincoln SmartSecurity (Reg. TM) Advantage or Lincoln Lifetime IncomeSM Advantage.

Contractowners who drop Lincoln SmartSecurity (Reg. TM) Advantage or Lincoln Lifetime IncomeSM Advantage and elect 4LATER (Reg. TM) will not carry their Guaranteed Amount over into the new 4LATER (Reg. TM). The 4LATER (Reg. TM) Income Base will be established based on the contractowner's contract value on the Effective Date of 4LATER (Reg. TM). Contractowners who drop Lincoln SmartSecurity (Reg. TM) Advantage or Lincoln Lifetime IncomeSM Advantage will have to wait one year before they can elect 4LATER (Reg. TM). See The Contracts
- Lincoln SmartSecurity (Reg. TM) Advantage or Lincoln Lifetime IncomeSM Advantage.


Annuity Payouts

When you apply for a contract, you may select any annuity commencement date permitted by law, which is usually on or before the annuitant's 90th birthday. Your broker-dealer may recommend that you annuitize at an earlier age. As an alternative, contractowners with Lincoln SmartSecurity (Reg. TM) Advantage may elect to annuitize their Guaranteed Amount under the Guaranteed Amount Annuity Payout Option. Contractowners with Lincoln Lifetime IncomeSM Advantage may elect the Maximum Annual Withdrawal Amount Annuity Payout option.

The contract provides optional forms of payouts of annuities (annuity options), each of which is payable on a variable basis, a fixed basis or a combination of both as you specify. The contract provides that all or part of the contract value may be used to purchase an annuity payout option.

You may elect annuity payouts in monthly, quarterly, semiannual or annual installments. If the payouts from any subaccount would be or become less than $50, we have the right to reduce their frequency until the payouts are at least $50 each. Following are explanations of the annuity options available.


Annuity Options

The annuity options outlined below do not apply to contractowners who have elected i4LIFE (Reg. TM) Advantage, the Maximum Annual Withdrawal Amount Annuity Payout option or the Guaranteed Amount Annuity Payout option.

Life Annuity. This option offers a periodic payout during the lifetime of the annuitant and ends with the last payout before the death of the annuitant. This option offers the highest periodic payout since there is no guarantee of a minimum number of payouts or provision for a death benefit for beneficiaries. However, there is the risk under this option that the recipient would receive no payouts if the annuitant dies before the date set for the first payout; only one payout if death occurs before the second scheduled payout, and so on.

Life Annuity with Payouts Guaranteed for Designated Period. This option guarantees periodic payouts during a designated period, usually 10 or 20 years, and then continues throughout the lifetime of the annuitant. The designated period is selected by the contractowner.

Joint Life Annuity. This option offers a periodic payout during the joint lifetime of the annuitant and a designated joint annuitant. The payouts continue during the lifetime of the survivor. However, under a joint life annuity, if both annuitants die before the date set for the first payout, no payouts will be made. Only one payment would be made if both deaths occur before the second scheduled payout, and so on.

Joint Life Annuity with Guaranteed Period. This option guarantees periodic payouts during a designated period, usually 10 or 20 years, and continues during the joint lifetime of the annuitant and a designated joint annuitant. The payouts continue during the lifetime of the survivor. The designated period is selected by the contractowner.

Joint Life and Two Thirds to Survivor Annuity. This option provides a periodic payout during the joint lifetime of the annuitant and a designated joint annuitant. When one of the joint annuitants dies, the survivor receives two thirds of the periodic payout made when both were alive.

Joint Life and Two-Thirds Survivor Annuity with Guaranteed Period. This option provides a periodic payout during the joint lifetime of the annuitant and a joint annuitant. When one of the joint annuitants dies, the survivor receives two-thirds of the periodic payout made when both were alive. This option further provides that should one or both of the annuitants die during the elected guaranteed period, usually 10 or 20 years, full benefit payment will continue for the rest of the guaranteed period.

Unit Refund Life Annuity. This option offers a periodic payout during the lifetime of the annuitant with the guarantee that upon death a payout will be made of the value of the number of annuity units (see Variable Annuity Payouts) equal to the excess, if any, of:
 o the total amount applied under this option divided by the annuity unit value for the date payouts begin, minus
 o the annuity units represented by each payout to the annuitant multiplied by the number of payouts paid before death.

The value of the number of annuity units is computed on the date the death claim is approved for payment by the Servicing office.

Life Annuity with Cash Refund. Fixed annuity benefit payments that will be made for the lifetime of the annuitant with the guarantee that upon death, should
(a) the total dollar amount applied to purchase this option be greater than (b) the fixed annuity benefit payment multiplied by the number of annuity benefit payments paid prior to death, then a refund payment equal to the dollar amount of (a) minus (b) will be made.

Under the annuity options listed above, you may not make withdrawals. Other options, with or without withdrawal features, may be made available by us. You may pre-select an annuity payout option as a method of paying the death benefit to a beneficiary. If you do, the beneficiary cannot change this payout option. You may change or revoke in writing to our Servicing office, any such selection, unless such selection was made irrevocable. If you have not already chosen an annuity payout option, the beneficiary may choose any annuity payout option. At death, options are only available to the extent they are consistent with the requirements of the contract as well as Sections 72(s) and 401(a)(9) of the tax code, if applicable.

General Information

Any previously selected death benefit in effect before the annuity commencement date will no longer be available on and after the annuity commencement date. You may change the annuity commencement date, change the annuity option or change the allocation of the investment among subaccounts up to 30 days before the scheduled annuity commencement date, upon written notice to the Servicing office. You must give us at least 30 days notice before the date on which you want payouts to begin. Annuity payouts cannot commence within twelve months of the effective date of the contract.

Unless you select another option, the contract automatically provides for a life annuity with annuity payouts guaranteed for 10 years (on a fixed, variable or combination fixed and variable basis, in proportion to the account allocations at the time of annuitization) except when a joint life payout is required by law. Under any option providing for guaranteed period payouts, the number of payouts which remain unpaid at the date of the annuitant's death (or surviving annuitant's death in case of joint life annuity) will be paid to you or your beneficiary as payouts become due after we are in receipt of:
 o proof, satisfactory to us, of the death;
 o written authorization for payment; and
 o all claim forms, fully completed.


Variable Annuity Payouts

Variable annuity payouts will be determined using:
 o The contract value on the annuity commencement date, less applicable premium taxes;
 o The annuity tables contained in the contract;
 o The annuity option selected; and
 o The investment performance of the fund(s) selected.

To determine the amount of payouts, we make this calculation:

1. Determine the dollar amount of the first periodic payout; then

2. Credit the contract with a fixed number of annuity units equal to the first periodic payout divided by the annuity unit value; and

3. Calculate the value of the annuity units each period thereafter.

Annuity payouts assume an investment return of 3%, 4% or 5% per year, as applied to the applicable mortality table. Some of these assumed interest rates may not be available in your state; therefore, please check with your investment representative. You may choose your assumed interest rate at the time you elect a variable annuity payout on the administrative form provided by us. The higher the assumed interest rate you choose, the higher your initial annuity payment will be. The amount of each payout after the initial payout will depend upon how the underlying fund(s) perform, relative to the assumed rate. If the actual net investment rate (annualized) exceeds the assumed rate, the payment will increase at a rate proportional to the amount of such excess. Conversely, if the actual rate is less than the assumed rate, annuity payments will decrease. The higher the assumed interest rate, the less likely future annuity payments are to increase, or the payments will increase more slowly than if a lower assumed rate was used. There is a more complete explanation of this calculation in the SAI.


Fixed Side of the Contract

Purchase payments and contract value allocated to the fixed side of the contract become part of our general account, and do not participate in the investment experience of the VAA. The general account is subject to regulation and supervision by the New York Insurance Department as well as the insurance laws and regulations of the jurisdictions in which the contracts are distributed.

In reliance on certain exemptions, exclusions and rules, we have not registered interests in the general account as a security under the Securities Act of 1933 and have not registered the general account as an investment company under the 1940 Act. Accordingly, neither the general account nor any interests in it are regulated under the 1933 Act or the 1940 Act. We have been advised that the staff of the SEC has not made a review of the disclosures which are included in this prospectus which relate to our general account and to the fixed account under the contract. These disclosures, however, may be subject to certain provisions of the federal securities laws relating to the accuracy and completeness of statements made in prospectuses. This prospectus is generally intended to serve as a disclosure document only for aspects of the contract involving the VAA, and therefore contains only selected information regarding the fixed side of the contract. Complete details regarding the fixed side of the contract are in the contract.

We guarantee an effective interest rate of not less than 3.00% per year on amounts held in a fixed account.

Your contract may not offer a fixed account or if permitted by your contract, we may discontinue accepting purchase payments or transfers into the fixed side of the contract at any time.

ANY INTEREST IN EXCESS OF 3.00% (OR THE GUARANTEED MINIMUM INTEREST RATE STATED IN YOUR CONTRACT) WILL BE DECLARED IN ADVANCE AT OUR SOLE DISCRETION. CONTRACTOWNERS BEAR THE RISK THAT NO INTEREST IN EXCESS OF THE MINIMUM INTEREST RATE WILL BE DECLARED.
Any amount surrendered, withdrawn from or transferred out of a fixed account prior to the expiration of the guaranteed period is subject to the market value adjustment. The market value adjustment will NOT reduce the amount available for a surrender, withdrawal, or transfer below the value it would have had if 3.00% (or the guaranteed minimum interest rate for your contract) interest had been credited to the fixed subaccount.


Guaranteed Periods

The portion of the fixed account which accepts allocations for a guaranteed period at a guaranteed interest rate is called a fixed subaccount. There is a fixed subaccount for each particular guaranteed period.

The owner may allocate purchase payments to one or more fixed subaccounts with guaranteed periods of 1 to 10 years. We may add guaranteed periods or discontinue accepting purchase payments into one or more guaranteed periods at any time. Each purchase payment allocated to a fixed subaccount will start its own guaranteed period and will earn a guaranteed interest rate. The duration of the guaranteed period affects the guaranteed interest rate of the fixed subaccount. A fixed subaccount guarantee period ends on the date after the number of calendar years in the fixed subaccount's guaranteed period. Interest will be credited daily at a guaranteed rate that is equal to the effective annual rate determined on the first day of the fixed subaccount guaranteed period. Amounts surrendered, transferred or withdrawn from a fixed subaccount prior to the end of the guaranteed period will be subject to the market value adjustment. Each guaranteed period purchase payment will be treated separately for purposes of determining any applicable market value adjustment. Any amount withdrawn from a fixed subaccount may be subject to any applicable account fees and premium taxes.

We will notify the contractowner in writing at least 15 but not more than 45 days prior to the expiration date for any guaranteed period amount. A new fixed subaccount guaranteed period of the same duration as the previous fixed subaccount guaranteed period will begin automatically at the end of the previous guaranteed period, unless we receive, prior to the end of a guaranteed period, a written election by the contractowner. The written election may request the transfer of the guaranteed period amount to a different fixed subaccount or to a variable subaccount from among those being offered by us. Transfers of any guaranteed period amount which become effective upon the date of expiration of the applicable guaranteed period are not subject to the limitation of twelve transfers per contract year or the additional fixed account transfer restrictions.

Market Value Adjustment

Any surrender, withdrawal or transfer of a fixed subaccount guaranteed period amount before the end of the guaranteed period (other than dollar cost averaging, cross-reinvestment, portfolio rebalancing, Maximum Annual Withdrawals under Lincoln SmartSecurity (Reg. TM) Advantage or regular income under i4LIFE (Reg. TM) Advantage transfers) will be subject to the market value adjustment. A surrender, withdrawal or transfer effective upon the expiration date of the guaranteed period will not be subject to the market value adjustment. The market value adjustment will be applied to the amount being surrendered, withdrawn or transferred. The market value adjustment will be applied after the deduction of any applicable account fees and before any applicable transfer charges.

In general, the market value adjustment reflects the relationship between the yield rate in effect at the time a purchase payment is allocated to a fixed subaccount's guaranteed period under the contract and the yield rate in effect at the time of the purchase payment's surrender, withdrawal or transfer. It also reflects the time remaining in the fixed subaccount's guaranteed period. If the yield rate at the time of the surrender, withdrawal or transfer is lower than the yield rate at the time the purchase payment was allocated, then the application of the market value adjustment will generally result in a higher payment at the time of the surrender, withdrawal or transfer. Similarly, if the yield rate at the time of surrender, withdrawal or transfer is higher than the yield rate at the time of the allocation of the purchase payment, then the application of the market value adjustment will generally result in a lower payment at the time of the surrender, withdrawal or transfer. The yield rate is published by the Federal Reserve Board.


The market value adjustment is calculated by multiplying the transaction amount by:


   (1+A)n    -1
----------
  (1+B )n

     where:

   A = yield rate for a U.S. Treasury security with time to maturity equal to the subaccount's guaranteed period, determined at the beginning of the guaranteed period.

   B = yield rate for a U.S. Treasury security with time to maturity equal to the time remaining in the subaccount's guaranteed period if greater than one year, determined at the time of surrender, withdrawal or transfer. For remaining periods of one year or less, the yield rate for a one year U.S. Treasury security is used.

     N= The number of years remaining in the guaranteed period (e.g., 1 year and 73 days = 1 + (73 divided by 365) = 1.2 years)

     Straight-Line interpolation is used for periods to maturity not quoted.

See the SAI for examples of the application of the market value adjustment.


Small Contract Surrenders

We may surrender your contract, in accordance with the laws of your state if:
 o your contract value drops below certain state specified minimum amounts $1,000 for any reason, including if your contract value decreases due to the performance of the subaccounts you selected;
 o no purchase payments have been received for three (3) full, consecutive contract years; and
 o the paid up annuity benefit at maturity would be less than $20.00 per month (these requirements may differ in some states).

At least 60 days before we surrender your contract, we will send you a letter at your last address we have on file, to inform you that your contract will be surrendered. You will have the opportunity to make additional purchase payments to bring your contract value above the minimum level to avoid surrender.


Delay of Payments

Contract proceeds from the VAA will be paid within seven days, except:
 o when the NYSE is closed (other than weekends and holidays);
 o times when market trading is restricted or the SEC declares an emergency, and we cannot value units or the funds cannot redeem shares; or
 o when the SEC so orders to protect contractowners.

Payment of contract proceeds from the fixed account may be delayed for up to six months.

Due to federal laws designed to counter terrorism and prevent money laundering by criminals, we may be required to reject a purchase payment and/or deny payment of a request for transfers, withdrawals, surrenders, or death benefits, until instructions are received from the appropriate regulator. We also may be required to provide additional information about a contractowner's account to government regulators.


Reinvestment Privilege

You may elect to make a reinvestment purchase with any part of the proceeds of a surrender/withdrawal.

This election must be made by your written authorization to us on an approved Lincoln reinvestment form and received in our Servicing office within 30 days of the date of the surrender/withdrawal, and the repurchase must be of a contract covered by this prospectus. In the case of a qualified retirement plan, a representation must be made that the proceeds being used to make the purchase have retained their tax-favored status under an arrangement for which the contracts offered by this prospectus are designed. The number of accumulation units which will be credited when the proceeds are reinvested will be based on the value of the accumulation unit(s) on the next valuation date. This computation will occur following receipt of the proceeds and request for reinvestment at the Servicing office. You may utilize the reinvestment privilege only once. For tax reporting purposes, we will treat a surrender/withdrawal and a subsequent reinvestment purchase as separate transactions (and a Form 1099 may be issued, if applicable). You should consult a tax adviser before you request a surrender/withdrawal or subsequent reinvestment purchase.


Amendment of Contract

We reserve the right to amend the contract to meet the requirements of the 1940 Act or other applicable federal or state laws or regulations. You will be notified in writing of any changes, modifications or waivers. Any changes are subject to prior approval of your state's insurance department (if required).



Distribution of the Contracts
Lincoln Financial Distributors ("LFD") serves as Principal Underwriter of this contract. LFD is affiliated with Lincoln New York and is registered as a broker-dealer with the SEC under the Securities Exchange Act of 1934 and is a member of FINRA. The Principal Underwriter has entered into selling agreements with Lincoln Financial Advisors and/or Lincoln Financial Services, Inc. (collectively "LFN"), also affiliates of ours. The Principal Underwriter has also entered into selling agreements with broker-dealers that are unaffiliated with us ("Selling Firms"). While the Principal Underwriter has the legal authority to make payments to broker-dealers which have entered into selling agreements, we will make such payments on behalf of the Principal Underwriter in compliance with appropriate regulations. We also pay on behalf of LFD certain of its operating expenses related to the distribution of this and other of our contracts. The following paragraphs describe how payments are made by us and the Principal Underwriter to various parties.

Compensation Paid to LFN. The maximum commission the Principal Underwriter pays to LFN is 2.00% of purchase payments, plus up to 0.25% quarterly based on contract value. LFN may elect to receive a lower commission when a purchase payment is made along with an earlier quarterly payment based on contract value for so long as the contract remains in effect. Upon annuitization, the maximum commission the Principal Underwriter pays to LFN is 4.00% of annuitized value and/or ongoing annual compensation of up to 1.00% of annuity value or statutory reserves.

Lincoln New York also pays for the operating and other expenses of LFN, including the following sales expenses: sales representative training allowances; compensation and bonuses for LFN's management team; advertising expenses; and all other expenses of distributing the contracts. LFN pays its sales representatives a portion of the commissions received for their sales of contracts. LFN sales representatives and their managers are also eligible for various cash benefits, such as bonuses, insurance benefits and financing arrangements, and non-cash compensation items that we may provide jointly with LFN. Non-cash compensation items may include conferences, seminars, trips, entertainment, merchandise and other similar items. In addition, LFN sales representatives who meet certain productivity, persistency and length of service standards and/or their managers may be eligible for additional compensation. Sales of the contracts may help LFN sales representatives and/or their managers qualify for such benefits. LFN sales representatives and their managers may receive other payments from us for services that do not directly involve the sale of the contracts, including payments made for the recruitment and training of personnel, production of promotional literature and similar services.

Compensation Paid to Unaffiliated Selling Firms. The Principal Underwriter pays commissions to all Selling Firms. The maximum commission the Principal Underwriter pays to Selling Firms, other than LFN, is 2.50% of purchase payments, plus up to 0.30% quarterly based on contract value. Some Selling Firms may elect to receive a lower commission when a purchase payment is made along with an earlier quarterly payment based on contract value for so long as the contract remains in effect. Upon annuitization, the maximum commission the Principal Underwriter pays to Selling Firms is 4.00% of annuitized value and/or ongoing annual compensation of up to 1.00% of annuity value or statutory reserves. LFD also acts as wholesaler of the contracts and performs certain marketing and other functions in support of the distribution and servicing of the contracts.

LFD may pay certain Selling Firms or their affiliates additional amounts for, among other things: (1) "preferred product" treatment of the contracts in their marketing programs, which may include marketing services and increased access to sales representatives; (2) sales promotions relating to the contracts; (3) costs associated with sales conferences and educational seminars for their sales representatives; (4) other sales expenses incurred by them; (5) and inclusion in the financial products the Selling Firm offers.

Lincoln New York may provide loans to broker-dealers or their affiliates to help finance marketing and distribution of the contracts, and those loans may be forgiven if aggregate sales goals are met. In addition, we may provide staffing or other administrative support and services to broker-dealers who distribute the contracts. LFD, as wholesaler, may make bonus payments to certain Selling Firms based on aggregate sales of our variable insurance contracts (including the contracts) or persistency standards. These additional payments are not offered to all Selling Firms, and the terms of any particular agreement governing the payments may vary among Selling Firms.

These additional types of compensation are not offered to all Selling Firms. The terms of any particular agreement governing compensation may vary among Selling Firms and the amounts may be significant. The prospect of receiving, or the receipt of, additional compensation may provide Selling Firms and/or their registered representatives with an incentive to favor sales of the contracts over other variable annuity contracts (or other investments) with respect to which a Selling Firm does not receive additional compensation, or


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lower levels of additional compensation. You may wish to take such payment arrangements into account when considering and evaluating any recommendation relating to the contracts. Additional information relating to compensation paid in 2009 is contained in the Statement of Additional Information (SAI).

Compensation Paid to Other Parties. Depending on the particular selling arrangements, there may be others whom LFD compensates for the distribution activities. For example, LFD may compensate certain "wholesalers", who control access to certain selling offices, for access to those offices or for referrals, and that compensation may be separate from the compensation paid for sales of the contracts. LFD may compensate marketing organizations, associations, brokers or consultants which provide marketing assistance and other services to broker-dealers who distribute the contracts, and which may be affiliated with those broker-dealers. A marketing expense allowance is paid to American Funds Distributors (AFD) in consideration of the marketing assistance AFD provides to LFD. This allowance, which ranges from 0.10% to 0.16% is based on the amount of purchase payments initially allocated to the American Funds Insurance Series underlying the variable annuity. Commissions and other incentives or payments described above are not charged directly to contract owners or the Separate Account. All compensation is paid from our resources, which include fees and charges imposed on your contract.


Contractowner Questions

The obligations to purchasers under the contracts are those of Lincoln New York. This prospectus provides a general description of the contract. Questions about your contract should be directed to us at 1-888-868-2583.



Federal Tax Matters

Introduction
The Federal income tax treatment of the contract is complex and sometimes uncertain. The Federal income tax rules may vary with your particular circumstances. This discussion does not include all the Federal income tax rules that may affect you and your contract. This discussion also does not address other Federal tax consequences (including consequences of sales to foreign individuals or entities), or state or local tax consequences, associated with the contract. As a result, you should always consult a tax adviser about the application of tax rules to your individual situation.


Nonqualified Annuities

This part of the discussion describes some of the Federal income tax rules applicable to nonqualified annuities. A nonqualified annuity is a contract not issued in connection with a qualified retirement plan, such as an IRA or a section 403(b) plan, receiving special tax treatment under the tax code. We may not offer nonqualified annuities for all of our annuity products.


Tax Deferral On Earnings

The Federal income tax law generally does not tax any increase in your contract value until you receive a contract distribution. However, for this general rule to apply, certain requirements must be satisfied:
 o An individual must own the contract (or the tax law must treat the contract as owned by an individual).
 o The investments of the VAA must be "adequately diversified" in accordance with IRS regulations.
 o Your right to choose particular investments for a contract must be limited.
 o The annuity commencement date must not occur near the end of the annuitant's life expectancy.


Contracts Not Owned By An Individual

If a contract is owned by an entity (rather than an individual) the tax code generally does not treat it as an annuity contract for Federal income tax purposes. This means that the entity owning the contract pays tax currently on the excess of the contract value over the purchase payments for the contract. Examples of contracts where the owner pays current tax on the contract's earnings, bonus credits and persistency credits, if applicable, are contracts issued to a corporation or a trust. Some exceptions to the rule are:
 o Contracts in which the named owner is a trust or other entity that holds the contract as an agent for an individual; however, this exception does not apply in the case of any employer that owns a contract to provide deferred compensation for its employees;
 o Immediate annuity contracts, purchased with a single premium, when the annuity starting date is no later than a year from purchase and substantially equal periodic payments are made, not less frequently than annually, during the annuity payout period;
 o Contracts acquired by an estate of a decedent;
 o Certain qualified contracts;
 o Contracts purchased by employers upon the termination of certain qualified plans; and
 o Certain contracts used in connection with structured settlement agreements.

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Investments In The VAA Must Be Diversified

For a contract to be treated as an annuity for Federal income tax purposes, the investments of the VAA must be "adequately diversified." IRS regulations define standards for determining whether the investments of the VAA are adequately diversified. If the VAA fails to comply with these diversification standards, you could be required to pay tax currently on the excess of the contract value over the contract purchase payments. Although we do not control the investments of the underlying investment options, we expect that the underlying investment options will comply with the IRS regulations so that the VAA will be considered "adequately diversified."


Restrictions

Federal income tax law limits your right to choose particular investments for the contract. Because the IRS has issued little guidance specifying those limits, the limits are uncertain and your right to allocate contract values among the subaccounts may exceed those limits. If so, you would be treated as the owner of the assets of the VAA and thus subject to current taxation on the income, bonus credits, persistency credits and gains, if applicable, from those assets. We do not know what limits may be set by the IRS in any guidance that it may issue and whether any such limits will apply to existing contracts. We reserve the right to modify the contract without your consent to try to prevent the tax law from considering you as the owner of the assets of the VAA.


Loss Of Interest Deduction

After June 8, 1997, if a contract is issued to a taxpayer that is not an individual, or if a contract is held for the benefit of an entity, the entity will lose a portion of its deduction for otherwise deductible interest expenses.


Age At Which Annuity Payouts Begin

Federal income tax rules do not expressly identify a particular age by which annuity payouts must begin. However, those rules do require that an annuity contract provide for amortization, through annuity payouts, of the contract's purchase payments, bonus credits, persistency credits and earnings. If annuity payouts under the contract begin or are scheduled to begin on a date past the annuitant's 85th birthday, it is possible that the tax law will not treat the contract as an annuity for Federal income tax purposes. In that event, you would be currently taxed on the excess of the contract value over the purchase payments of the contract.


Tax Treatment Of Payments

We make no guarantees regarding the tax treatment of any contract or of any transaction involving a contract. However, the rest of this discussion assumes that your contract will be treated as an annuity for Federal income tax purposes and that the tax law will not tax any increase in your contract value until there is a distribution from your contract.


Taxation Of Withdrawals And Surrenders

You will pay tax on withdrawals to the extent your contract value exceeds your purchase payments in the contract. This income (and all other income from your contract) is considered ordinary income (and does not receive capital gains treatment and is not qualified dividend income). A higher rate of tax is paid on ordinary income than on capital gains. You will pay tax on a surrender to the extent the amount you receive exceeds your purchase payments. In certain circumstances, your purchase payments are reduced by amounts received from your contract that were not included in income. Surrender and reinstatement of your contract will generally be taxed as a withdrawal.


Taxation Of Annuity Payouts, Including Regular Income Payments

The tax code imposes tax on a portion of each annuity payout (at ordinary income tax rates) and treats a portion as a nontaxable return of your purchase payments in the contract. We will notify you annually of the taxable amount of your annuity payout. Once you have recovered the total amount of the purchase payment in the contract, you will pay tax on the full amount of your annuity payouts. If annuity payouts end because of the annuitant's death and before the total amount in the contract has been distributed, the amount not received will generally be deductible. If withdrawals, other than regular income payments, are taken from i4LIFE (Reg. TM) Advantage during the Access Period, they are taxed subject to an exclusion ratio that is determined based on the amount of the payment.


Taxation Of Death Benefits

We may distribute amounts from your contract because of the death of a contractowner or an annuitant. The tax treatment of these amounts depends on whether you or the annuitant dies before or after the annuity commencement date.

Death prior to the annuity commencement date:
 o If the beneficiary receives death benefits under an annuity payout option, they are taxed in the same manner as annuity payouts.
 o If the beneficiary does not receive death benefits under an annuity payout option, they are taxed in the same manner as a withdrawal.

Death after the annuity commencement date:

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 o If death benefits are received in accordance with the existing annuity payout option, they are excludible from income if they do not exceed the purchase payments not yet distributed from the contract. All annuity payouts in excess of the purchase payments not previously received are includible in income.
 o If death benefits are received in a lump sum, the tax law imposes tax on the amount of death benefits which exceeds the amount of purchase payments not previously received.


Penalty Taxes Payable On Withdrawals, Surrenders, Or Annuity Payouts

The tax code may impose a 10% penalty tax on any distribution from your contract which you must include in your gross income. The 10% penalty tax does not apply if one of several exceptions exists. These exceptions include withdrawals, surrenders, or annuity payouts that:
 o you receive on or after you reach 591/2,
 o you receive because you became disabled (as defined in the tax law),
 o you receive from an immediate annuity,
 o a beneficiary receives on or after your death, or
 o you receive as a series of substantially equal periodic payments based on your life or life expectancy (non-natural owners holding as agent for an individual do not qualify).


Special Rules If You Own More Than One Annuity Contract

In certain circumstances, you must combine some or all of the nonqualified annuity contracts you own in order to determine the amount of an annuity payout, a surrender, or a withdrawal that you must include in income. For example, if you purchase two or more deferred annuity contracts from the same life insurance company (or its affiliates) during any calendar year, the tax code treats all such contracts as one contract. Treating two or more contracts as one contract could affect the amount of a surrender, a withdrawal or an annuity payout that you must include in income and the amount that might be subject to the penalty tax described previously.


Loans and Assignments

Except for certain qualified contracts, the tax code treats any amount received as a loan under your contract, and any assignment or pledge (or agreement to assign or pledge) of any portion of your contract value, as a withdrawal of such amount or portion.


Gifting A Contract

If you transfer ownership of your contract to a person other than to your spouse (or to your former spouse incident to divorce), and receive a payment less than your contract's value, you will pay tax on your contract value to the extent it exceeds your purchase payments not previously received. The new owner's purchase payments in the contract would then be increased to reflect the amount included in income.


Charges for Additional Benefits

Your contract automatically includes a basic death benefit and may include other optional riders. Certain enhancements to the basic death benefit may also be available to you. The cost of the basic death benefit and any additional benefit are deducted from your contract. It is possible that the tax law may treat all or a portion of the death benefit and other optional rider charges, if any, as a contract withdrawal.


Qualified Retirement Plans

We also designed the contracts for use in connection with certain types of retirement plans that receive favorable treatment under the tax code. Contracts issued to or in connection with a qualified retirement plan are called "qualified contracts." We issue contracts for use with various types of qualified plans. The Federal income tax rules applicable to those plans are complex and varied. As a result, this prospectus does not attempt to provide more than general information about the use of the contract with the various types of qualified plans. Persons planning to use the contract in connection with a qualified plan should obtain advice from a competent tax adviser.


Types of Qualified Contracts and Terms of Contracts

Qualified plans include the following:
 o Individual Retirement Accounts and Annuities ("Traditional IRAs")
 o Roth IRAs
 o Traditional IRA that is part of a Simplified Employee Pension Plan ("SEP")
 o SIMPLE 401(k) plans (Savings Incentive Matched Plan for Employees)
 o 401(a) plans (qualified corporate employee pension and profit-sharing plans)
 o 403(a) plans (qualified annuity plans)

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 o 403(b) plans (public school system and tax-exempt organization annuity plans)
 o H.R. 10 or Keogh Plans (self-employed individual plans)
 o 457(b) plans (deferred compensation plans for state and local governments and tax-exempt organizations)
 o Roth 403(b) plans

We do not offer certain types of qualified plans for all of our annuity products. Check with your representative concerning qualified plan availability for this product.

We will amend contracts to be used with a qualified plan as generally necessary to conform to the tax law requirements for the type of plan. However, the rights of a person to any qualified plan benefits may be subject to the plan's terms and conditions, regardless of the contract's terms and conditions. In addition, we are not bound by the terms and conditions of qualified plans to the extent such terms and conditions contradict the contract, unless we consent.

Pursuant to new tax regulations, starting September 24, 2007, the contract is not available for purchase under a 403(b) plan and since July 31, 2008, we do not accept additional premiums or transfers to existing 403(b) contracts. Also, we now are generally required to confirm, with your 403(b) plan sponsor or otherwise, that surrenders, loans or transfers you request comply with applicable tax requirements and to decline requests that are not in compliance. We will defer processing payments you request until all information required under the tax law has been received. By requesting a surrender, loan or transfer, you consent to the sharing of confidential information about you, your contract, and transactions under the contract and any other 403(b) contracts or accounts you have under the 403(b) plan among us, your employer or plan sponsor, any plan administrator or recordkeeper, and other product providers.


Tax Treatment of Qualified Contracts

The Federal income tax rules applicable to qualified plans and qualified contracts vary with the type of plan and contract. For example:
 o Federal tax rules limit the amount of purchase payments that can be made, and the tax deduction or exclusion that may be allowed for the purchase payments. These limits vary depending on the type of qualified plan and the plan participant's specific circumstances, e.g., the participant's compensation.
 o Minimum annual distributions are required under most qualified plans once you reach a certain age, typically age 701/2, as described below.
 o Loans are allowed under certain types of qualified plans, but Federal income tax rules prohibit loans under other types of qualified plans. For example, Federal income tax rules permit loans under some section 403(b) plans, but prohibit loans under Traditional and Roth IRAs. If allowed, loans are subject to a variety of limitations, including restrictions as to the loan amount, the loan's duration, the rate of interest, and the manner of repayment. Your contract or plan may not permit loans.


Tax Treatment of Payments

The Federal income tax rules generally include distributions from a qualified contract in the participant's income as ordinary income. These taxable distributions will include purchase payments that were deductible or excludible from income. Thus, under many qualified contracts, the total amount received is included in income since a deduction or exclusion from income was taken for purchase payments. There are exceptions. For example, you do not include amounts received from a Roth IRA in income if certain conditions are satisfied.



Required Minimum Distributions

Under most qualified plans, you must begin receiving payments from the contract in certain minimum amounts by the later of age 701/2 or retirement. You are required to take distributions from your traditional IRAs beginning in the year you reach age 701/2. If you own a Roth IRA, you are not required to receive minimum distributions from your Roth IRA during your life.

Failure to comply with the minimum distribution rules applicable to certain qualified plans, such as Traditional IRAs, will result in the imposition of an excise tax. This excise tax equals 50% of the amount by which a minimum required distribution exceeds the actual distribution from the qualified plan.

The IRS has issued new regulations concerning required minimum distributions. The regulations may impact the distribution method you have chosen and the amount of your distributions. Under new regulations, the presence of an enhanced death benefit, or other benefit which could provide additional value to your contract, may require you to take additional distributions. An enhanced death benefit is any death benefit that has the potential to pay more than the contract value or a return of purchase payments. Annuity contracts inside Custodial or Trusteed IRAs will also be subject to these regulations. Please contact your tax adviser regarding any tax ramifications.


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Federal Penalty Taxes Payable on Distributions

The tax code may impose a 10% penalty tax on a distribution from a qualified contract that must be included in income. The tax code does not impose the penalty tax if one of several exceptions applies. The exceptions vary depending on the type of qualified contract you purchase. For example, in the case of an IRA, exceptions provide that the penalty tax does not apply to a withdrawal, surrender, or annuity payout:
 o received on or after the annuitant reaches 591/2,
 o received on or after the annuitant's death or because of the annuitant's disability (as defined in the tax law),
 o received as a series of substantially equal periodic payments based on the annuitant's life (or life expectancy), or
 o received as reimbursement for certain amounts paid for medical care.

These exceptions, as well as certain others not described here, generally apply to taxable distributions from other qualified plans. However, the specific requirements of the exception may vary.


Transfers and Direct Rollovers

As a result of Economic Growth and Tax Relief Reconciliation Act of 2001 (EGTRRA), you may be able to move funds between different types of qualified plans, such as 403(b) and 457(b) governmental plans, by means of a rollover or transfer. You may be able to rollover or transfer amounts between qualified plans and traditional IRAs. These rules do not apply to Roth IRAs and 457(b) non-governmental tax-exempt plans. The Pension Protection Act of 2006 (PPA) permits direct conversions from certain qualified, 403(b) or 457(b) plans to Roth IRAs (effective for distributions after 2007). There are special rules that apply to rollovers, direct rollovers and transfers (including rollovers or transfers of after-tax amounts). If the applicable rules are not followed, you may incur adverse Federal income tax consequences, including paying taxes which you might not otherwise have had to pay. Before we send a rollover distribution, we will provide a notice explaining tax withholding requirements (see Federal Income Tax Withholding). We are not required to send you such notice for your IRA. You should always consult your tax adviser before you move or attempt to move any funds.


Death Benefit and IRAs

Pursuant to IRS regulations, IRAs may not invest in life insurance contracts. We do not believe that these regulations prohibit the death benefit from being provided under the contract when we issue the contract as a Traditional or Roth IRA. However, the law is unclear and it is possible that the presence of the death benefit under a contract issued as a Traditional or Roth IRA could result in increased taxes to you. Certain death benefit options may not be available for all of our products.


Federal Income Tax Withholding

We will withhold and remit to the IRS a part of the taxable portion of each distribution made under a contract unless you notify us prior to the distribution that tax is not to be withheld. In certain circumstances, Federal income tax rules may require us to withhold tax. At the time a withdrawal, surrender, or annuity payout is requested, we will give you an explanation of the withholding requirements.

Certain payments from your contract may be considered eligible rollover distributions (even if such payments are not being rolled over). Such distributions may be subject to special tax withholding requirements. The Federal income tax withholding rules require that we withhold 20% of the eligible rollover distribution from the payment amount, unless you elect to have the amount directly transferred to certain qualified plans or contracts. The IRS requires that tax be withheld, even if you have requested otherwise. Such tax withholding requirements are generally applicable to 401(a), 403(a) or
(b), HR 10, and 457(b) governmental plans and contracts used in connection with these types of plans.


Our Tax Status

Under existing Federal income tax laws, we do not pay tax on investment income and realized capital gains of the VAA. We do not expect that we will incur any Federal income tax liability on the income and gains earned by the VAA. However, the Company does expect, to the extent permitted under Federal tax law, to claim the benefit of the foreign tax credit as the owner of the assets of the VAA. Therefore, we do not impose a charge for Federal income taxes. If Federal income tax law changes and we must pay tax on some or all of the income and gains earned by the VAA, we may impose a charge against the VAA to pay the taxes.


Changes in the Law

The above discussion is based on the tax code, IRS regulations, and interpretations existing on the date of this prospectus. However, Congress, the IRS, and the courts may modify these authorities, sometimes retroactively.


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Additional Information

Voting Rights
As required by law, we will vote the fund shares held in the VAA at meetings of the shareholders of the funds. The voting will be done according to the instructions of contractowners who have interests in any subaccounts which invest in classes of the funds. If the 1940 Act or any regulation under it should be amended or if present interpretations should change, and if as a result we determine that we are permitted to vote the fund shares in our own right, we may elect to do so.

The number of votes which you have the right to cast will be determined by applying your percentage interest in a subaccount to the total number of votes attributable to the subaccount. In determining the number of votes, fractional shares will be recognized.

Each underlying fund is subject to the laws of the state in which it is organized concerning, among other things, the matters which are subject to a shareholder vote, the number of shares which must be present in person or by proxy at a meeting of shareholders (a "quorum"), and the percentage of such shares present in person or by proxy which must vote in favor of matters presented. Because shares of the underlying fund held in the VAA are owned by us, and because under the 1940 Act we will vote all such shares in the same proportion as the voting instruction which we receive, it is important that each contractowner provide their voting instructions to us. Even though contractowners may choose not to provide voting instruction, the shares of a fund to which such contractowners would have been entitled to provide voting instruction will, subject to fair representation requirements, be voted by us in the same proportion as the voting instruction which we actually receive. As a result, the instruction of a small number of contractowners could determine the outcome of matters subject to shareholder vote. All shares voted by us will be counted when the underlying fund determines whether any requirement for a minimum number of shares be present at such a meeting to satisfy a quorum requirement has been met. Voting instructions to abstain on any item to be voted on will be applied on a pro-rata basis to reduce the number of votes eligible to be cast.

Whenever a shareholders meeting is called, we will provide or make available to each person having a voting interest in a subaccount proxy voting material, reports and other materials relating to the funds. Since the funds engage in shared funding, other persons or entities besides Lincoln New York may vote fund shares. See Investments of the Variable Annuity Account - Fund Shares.


Return Privilege

Within the free-look period after you receive the contract, you may cancel it for any reason by delivering or mailing it postage prepaid, to Lincoln Life & Annuity Company of New York at PO Box 2348, Fort Wayne, IN 46801-2348. A contract canceled under this provision will be void. Except as explained in the following paragraph, we will return the contract value as of the valuation date on which we receive the cancellation request, plus any premium taxes which had been deducted. No applicable market value adjustment will apply. A purchaser who participates in the VAA is subject to the risk of a market loss on the contract value during the free-look period.

IRA purchasers will receive the greater of purchase payments or contract value as of the valuation date on which we receive the cancellation request.


State Regulation

As a life insurance company organized and operated under New York law, we are subject to provisions governing life insurers and to regulation by the New York Superintendent of Insurance. Our books and accounts are subject to review and examination by the New York Insurance Department at all times. A full examination of our operations is conducted by that Department at least every five years.


Records and Reports

As presently required by the 1940 Act and applicable regulations, we are responsible for maintaining all records and accounts relating to the VAA. We have entered into an agreement with The Bank of New York Mellon, One Mellon Bank Center, 500 Grant Street, Pittsburgh, Pennsylvania, 15258, to provide accounting services to the VAA. We will mail to you, at your last known address of record at the Servicing office, at least semi-annually after the first contract year, reports containing information required by that Act or any other applicable law or regulation. Administrative services necessary for the operations of the VAA and the contracts are currently provided by Lincoln Life. However, neither the assets of Lincoln Life nor the assets of LNC support the obligation of Lincoln New York under the contracts.


Other Information

A Registration Statement has been filed with the SEC, under the Securities Act of 1933 as amended, for the contracts being offered here. This prospectus does not contain all the information in the Registration Statement, its amendments and exhibits. Please refer to the Registration Statement for further information about the VAA, Lincoln New York and the contracts offered. Statements in this prospectus about the content of contracts and other legal instruments are summaries. For the complete text of those contracts and instruments, please refer to those documents as filed with the SEC.


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You may elect to receive your prospectus, prospectus supplements, quarterly statements, and annual and semiannual reports electronically over the Internet, if you have an e-mail account and access to an Internet browser. Once you select eDelivery, via the Internet Service Center, all documents available in electronic format will no longer be sent to you in hard copy. You will receive an e-mail notification when the documents become available online. It is your responsibility to provide us with your current e-mail address. You can resume paper mailings at any time without cost, by updating your profile at the Internet Service Center, or contacting us. To learn more about this service, please log on to www.LincolnFinancial.com, select service centers and continue on through the Internet Service Center.


Legal Proceedings

In the ordinary course of its business, Lincoln New York, the VAA, and the principal underwriter may become or are involved in various pending or threatened legal proceedings, including purported class actions, arising from the conduct of business. In some instances, these proceedings include claims for unspecified or substantial punitive damages and similar types of relief in addition to amounts for alleged contractual liability or requests for equitable relief. After consultation with legal counsel and a review of available facts, it is management's opinion that these proceedings, after consideration of any reserves and rights to indemnification, ultimately will be resolved without materially affecting the financial position of Lincoln New York, the VAA, or the principal underwriter.


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66
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Contents of the Statement of Additional Information (SAI)
for Lincoln New York Account N for Variable Annuities


Item
Special Terms
Services
Principal Underwriter
Purchase of Securities Being Offered
Interest Adjustment Example
Annuity Payouts
Examples of Regular Income Payment
Calculations
Determination of Accumulation and Annuity Unit
Value
Capital Markets
Advertising & Ratings
Additional Services
Other Information
Financial Statements

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                                                                              67

                      (This page intentionally left blank)

Appendix A - Condensed Financial Information

Accumulation Unit Values
The following information relates to accumulation unit values and accumulation units for funds in the periods ended December 31. It should be read along with the VAA's financial statement and notes which are included in the SAI.


                                     with EGMDB
             ----------------------------------------------------------
                     Accumulation unit value
             ----------------------------------------
                                                            Number of
                  Beginning              End of           accumulation
                  of period              period               units
             ------------------    ------------------    --------------
                 (Accumulation unit value in dollars and Number of
                                    accumulation
                                units in thousands)
AIM V.I. Capital Appreciation
2006  .             5.037                 4.967                20
2007  .             4.967                 5.473                21
2008  .             5.473                 3.096                21
2009  .             3.096                 3.687                21
---------           -----                 -----                --
AIM V.I. Core Equity
2006  .             6.994                 7.550                37
2007  .             7.550                 8.029                28
2008  .             8.029                 5.517                23
2009  .             5.517                 6.963                22
---------           -----                 -----                --
AIM V.I. International Growth Fund
2000  .            10.000                 8.042                 1*
2001  .             8.042                 6.049                 1
2002  .             6.049                 5.017               231
2003  .              N/A                   N/A                N/A
2004  .             6.698                 7.769                 1*
2005  .              N/A                   N/A                N/A
2006  .             9.581                11.368                 2
2007  .            11.368                12.828                 2
2008  .            12.828                 7.523                 2
2009  .              N/A                   N/A                N/A
---------          ------                ------               ---
AllianceBernstein VPS Global Thematic Growth
2000  .            10.000                 6.644                 1*
2001  .             6.644                 4.871                34
2002  .             4.871                 2.788                43
2003  .             2.788                 3.944                51
2004  .             3.944                 4.076                40
2005  .             4.076                 4.156                42
2006  .             4.156                 4.430                37
2007  .             4.430                 5.225                37
2008  .             5.225                 2.700                35
2009  .             2.700                 4.067                37
---------          ------                ------               ---
AllianceBernstein VPS Growth and Income
2000  .            10.000                10.474                 1*
2001  .            10.474                10.318                60
2002  .            10.318                 7.889                81
2003  .             7.889                10.258                70
2004  .            10.258                11.222                59
2005  .            11.222                11.546                57
2006  .            11.546                13.286                38
2007  .            13.286                13.703                36
2008  .            13.703                 7.993                26
2009  .             7.993                 9.462                23
---------          ------                ------               ---
AllianceBernstein VPS International Value
2006  .              N/A                   N/A                N/A
2007  .            11.903                12.297                 7
2008  .            12.297                 5.651                 5
2009  .              N/A                   N/A                N/A
---------          ------                ------               ---

                                     with EGMDB
             ----------------------------------------------------------
                     Accumulation unit value
             ----------------------------------------
                                                            Number of
                  Beginning              End of           accumulation
                  of period              period               units
             ------------------    ------------------    --------------
                 (Accumulation unit value in dollars and Number of
                                    accumulation
                                units in thousands)
AllianceBernstein VPS Large Cap Growth
2000  .            10.000                 7.731                 1*
2001  .             7.731                 6.281                53
2002  .             6.281                 4.273                62
2003  .             4.273                 5.185                44
2004  .             5.185                 5.526                43
2005  .             5.526                 6.242                43
2006  .             6.242                 6.101                14
2007  .             6.101                 6.818                13
2008  .             6.818                 4.036                 6
2009  .             4.036                 5.443                 5
---------          ------                 -----                --
AllianceBernstein VPS Small/Mid Cap Value
2003  .              N/A                   N/A                N/A
2004  .              N/A                   N/A                N/A
2005  .              N/A                   N/A                N/A
2006  .              N/A                   N/A                N/A
2007  .              N/A                   N/A                N/A
2008  .              N/A                   N/A                N/A
2009  .            12.760                18.497                 1
---------          ------                ------               ---
American Century Investments VP Inflation Protection Fund
2004  .            10.291                10.405                 4
2005  .            10.405                10.394                 5
2006  .            10.394                10.384                 6
2007  .            10.384                11.186                 5
2008  .            11.186                10.826                 5
2009  .            10.826                11.740                 5
---------          ------                ------               ---
American Funds Global Growth Fund
2004  .              N/A                   N/A                N/A
2005  .              N/A                   N/A                N/A
2006  .              N/A                   N/A                N/A
2007  .              N/A                   N/A                N/A
2008  .            15.621                10.252                 4
2009  .            10.252                14.350                 6
---------          ------                ------               ---
American Funds Global Small Capitalization Fund
2000  .            10.000                 8.241                 1*
2001  .             8.241                 7.062                 6
2002  .             7.062                 5.623               195
2003  .             5.623                 8.492                 7
2004  .             8.492                10.097                 7
2005  .            10.097                12.450                 6
2006  .            12.450                15.192                 3
2007  .            15.192                18.146                 4
2008  .            18.146                 8.296                 5
2009  .             8.296                13.162                 4
---------          ------                ------               ---
American Funds Growth Fund
2000  .            10.000                 8.974                 1*
2001  .             8.974                 7.224                59
2002  .             7.224                 5.368                66
2003  .             5.368                 7.224                84
2004  .             7.224                 7.994                73
2005  .             7.994                 9.136                63
2006  .             9.136                 9.904                62
2007  .             9.904                10.945                52
2008  .            10.945                 6.032                39
2009  .             6.032                 8.272                27
---------          ------                ------               ---

                                       with EGMDB
             --------------------------------------------------------------
                     Accumulation unit value
             ----------------------------------------
                                                              Number of
                  Beginning              End of             accumulation
                  of period              period                 units
             ------------------    ------------------    ------------------
             (Accumulation unit value in dollars and Number of accumulation units in thousands)
American Funds Growth-Income Fund
2000  .            10.000                10.437                   1*
2001  .            10.437                10.529                  43
2002  .            10.529                 8.457                  81
2003  .             8.457                11.016                 112
2004  .            11.016                11.960                 106
2005  .            11.960                12.450                 103
2006  .            12.450                14.108                  97
2007  .            14.108                14.577                  93
2008  .            14.577                 8.911                  72
2009  .             8.911                11.504                  63
---------          ------                ------                 ---
American Funds International Fund
2000  .            10.000                 7.829                   1*
2001  .             7.829                 6.169                  60
2002  .             6.169                 5.168                  63
2003  .             5.168                 6.855                  87
2004  .             6.855                 8.045                  67
2005  .             8.045                 9.615                  71
2006  .             9.615                11.253                  42
2007  .            11.253                13.285                  41
2008  .            13.285                 7.563                  25
2009  .             7.563                10.643                  24
---------          ------                ------                 ---
Blackrock Global Allocation VI
2009  .            11.215                11.569                   2
---------          ------                ------                 ---
Delaware VIP Diversified Income Series
2004  .            10.231                10.872                   4
2005  .            10.872                10.631                   4
2006  .            10.631                11.248                   5
2007  .            11.248                11.884                   4
2008  .            11.884                11.117                   1
2009  .            11.117                13.851                   1
---------          ------                ------                 ---
Delaware VIP Emerging Markets Series (1)
2004  .              N/A                   N/A                  N/A
2005  .              N/A                   N/A                  N/A
2006  .              N/A                   N/A                  N/A
2007  .              N/A                   N/A                  N/A
2008  .            28.018                19.539                   1*
2009  .            19.539                34.148                   1*
---------          ------                ------                 ---
Delaware VIP High Yield Series
2000  .            10.000                 8.955                   1*
2001  .             8.955                 8.424                  39
2002  .             8.424                 8.422                  40
2003  .             8.422                10.655                  29
2004  .            10.655                11.950                  23
2005  .            11.950                12.148                  22
2006  .            12.148                13.406                  19
2007  .            13.406                13.522                  19
2008  .            13.522                10.052                  13
2009  .            10.052                14.698                  12
---------          ------                ------                 ---
Delaware VIP Limited-Term Diversified Income
2005  .              N/A                   N/A                  N/A
2006  .              N/A                   N/A                  N/A
2007  .              N/A                   N/A                  N/A
2008  .            10.331                10.202                   1
2009  .            10.202                11.298                   5
---------          ------                ------                 ---

                                       with EGMDB
             --------------------------------------------------------------
                     Accumulation unit value
             ----------------------------------------
                                                              Number of
                  Beginning              End of             accumulation
                  of period              period                 units
             ------------------    ------------------    ------------------
             (Accumulation unit value in dollars and Number of accumulation units in thousands)
Delaware VIP REIT Series
2000  .            10.000                10.710                   1*
2001  .            10.710                11.446                  11
2002  .            11.446                11.752                  20
2003  .            11.752                15.458                  17
2004  .            15.458                19.932                  19
2005  .            19.932                20.951                  17
2006  .            20.951                27.269                  14
2007  .            27.269                23.020                  15
2008  .            23.020                14.653                   4
2009  .            14.653                17.762                   1
---------          ------                ------                  --
Delaware VIP Small Cap Value Series
2000  .            10.000                11.847                   1*
2001  .            11.847                13.015                  13
2002  .            13.015                12.069                  26
2003  .            12.069                16.818                  19
2004  .            16.818                20.043                  13
2005  .            20.043                21.519                  12
2006  .            21.519                24.529                   5
2007  .            24.529                22.478                   5
2008  .            22.478                15.462                   4
2009  .            15.462                20.009                   3
---------          ------                ------                  --
Delaware VIP Trend Series
2000  .            10.000                 7.752                   1*
2001  .             7.752                 6.422                  52
2002  .             6.422                 5.049                  72
2003  .             5.049                 6.695                  58
2004  .             6.695                 7.397                  50
2005  .             7.397                 7.684                  49
2006  .             7.684                 8.113                  27
2007  .             8.113                 8.814                  26
2008  .             8.814                 4.607                  22
2009  .             4.607                 6.996                  22
---------          ------                ------                  --
Delaware VIP US Growth Series
2003  .              N/A                   N/A                  N/A
2004  .              N/A                   N/A                  N/A
2005  .              N/A                   N/A                  N/A
2006  .              N/A                   N/A                  N/A
2007  .              N/A                   N/A                  N/A
2008  .              N/A                   N/A                  N/A
2009  .              N/A                   N/A                  N/A
---------          ------                ------                 ---
Delaware VIP Value Series
2000  .            10.000                11.562                   1*
2001  .            11.562                10.910                  10
2002  .            10.910                 8.713                  12
2003  .             8.713                10.979                  13
2004  .            10.979                12.375                   9
2005  .            12.375                12.877                   9
2006  .            12.877                15.681                   9
2007  .            15.681                14.962                   8
2008  .            14.962                 9.777                   6
2009  .             9.777                11.314                   5
---------          ------                ------                 ---
DWS VIP Alternative Asset Allocation Plus
2009  .              N/A                   N/A                  N/A
---------          ------                ------                 ---

                                     with EGMDB
             ----------------------------------------------------------
                     Accumulation unit value
             ----------------------------------------
                                                            Number of
                  Beginning              End of           accumulation
                  of period              period               units
             ------------------    ------------------    --------------
                 (Accumulation unit value in dollars and Number of
                                    accumulation
                                units in thousands)
DWS VIP Equity 500 Index
2000  .            10.000                 8.988                 1*
2001  .             8.988                 7.764                13
2002  .             7.764                 5.932                25
2003  .             5.932                 7.478                35
2004  .             7.478                 8.135                35
2005  .             8.135                 8.376                36
2006  .             8.376                 9.518                35
2007  .             9.518                 9.858                35
2008  .             9.858                 6.094                19
2009  .             6.094                 7.572                19
---------          ------                 -----                --
DWS VIP Small Cap Index
2003  .              N/A                   N/A                N/A
2004  .            13.592                15.744                 6
2005  .            15.744                16.146                 6
2006  .            16.146                18.660                 6
2007  .            18.660                18.006                 6
2008  .              N/A                   N/A                N/A
2009  .              N/A                   N/A                N/A
---------          ------                ------               ---
Fidelity VIP Contrafund Portfolio
2003  .              N/A                   N/A                N/A
2004  .            12.253                13.880                 2
2005  .            13.880                15.925                 2
2006  .            15.925                17.455                 2
2007  .            17.455                20.141                 2
2008  .            20.141                11.353                 7
2009  .            11.353                15.128                 7
---------          ------                ------               ---
Fidelity VIP Equity-Income Portfolio
2000  .            10.000                10.863                 1*
2001  .            10.863                10.124                 6
2002  .            10.124                 8.249                14
2003  .             8.249                10.551                15
2004  .            10.551                11.544                13
2005  .            11.544                11.988                11
2006  .            11.988                14.142                11
2007  .            14.142                14.087                11
2008  .            14.087                 7.924                10
2009  .             7.924                10.124                 9
---------          ------                ------               ---
Fidelity VIP Growth Portfolio
2000  .            10.000                 8.353                 1*
2001  .             8.353                 6.739                 7
2002  .             6.739                 4.620                 7
2003  .             4.620                 6.023                 7
2004  .             6.023                 6.109                 7
2005  .             6.109                 6.340                 8
2006  .             6.340                 6.646                17
2007  .             6.646                 8.280                12
2008  .             8.280                 4.291                 3
2009  .             4.291                 5.402                 3
---------          ------                ------               ---
Fidelity VIP Mid Cap
2005  .              N/A                   N/A                N/A
2006  .              N/A                   N/A                N/A
2007  .              N/A                   N/A                N/A
2008  .            13.123                 8.617                 3
2009  .             8.617                11.845                 3
---------          ------                ------               ---

                                     with EGMDB
             ----------------------------------------------------------
                     Accumulation unit value
             ----------------------------------------
                                                            Number of
                  Beginning              End of           accumulation
                  of period              period               units
             ------------------    ------------------    --------------
                 (Accumulation unit value in dollars and Number of
                                    accumulation
                                units in thousands)
Fidelity VIP Overseas Portfolio
2000  .            10.000                 8.597                 1*
2001  .             8.597                 6.661                 6
2002  .             6.661                 5.211               202
2003  .             5.211                 7.331                 7
2004  .             7.331                 8.171                 6
2005  .             8.171                 9.547                 6
2006  .             9.547                11.060                 3
2007  .            11.060                12.734                 3
2008  .            12.734                 7.019                 3
2009  .             7.019                 8.715                 1
---------          ------                ------               ---
FTVIPT Franklin Income Securities
2006  .              N/A                   N/A                N/A
2007  .            11.497                11.453                 1
2008  .            11.453                 7.925                 4
2009  .             7.925                10.570                 4
---------          ------                ------               ---
FTVIPT Franklin Small-Mid Cap Growth Securities Fund
2000  .            10.000                 8.041                 1*
2001  .             8.041                 6.703                 3
2002  .             6.703                 4.702                 3
2003  .             4.702                 6.348                 3
2004  .             6.348                 6.960                 4
2005  .             6.960                 7.174                 4
2006  .             7.174                 7.670                 6
2007  .             7.670                 8.393                 6
2008  .             8.393                 4.747                 5
2009  .             4.747                 6.704                 4
---------          ------                ------               ---
FTVIPT Mutual Shares Securities
2006  .             9.911                11.267                 7
2007  .            11.267                11.468                12
2008  .            11.468                 7.094                 8
2009  .             7.094                 8.796                 4
---------          ------                ------               ---
FTVIPT Templeton Global Bond Securities
2005  .              N/A                   N/A                N/A
2006  .              N/A                   N/A                N/A
2007  .            11.131                11.958                 1*
2008  .            11.958                12.493                 3
2009  .            12.493                14.584                 9
---------          ------                ------               ---
FTVIPT Templeton Growth Securities Fund
2000  .            10.000                10.204                 1*
2001  .            10.204                 9.906                 1*
2002  .             9.906                 7.942                 1
2003  .             7.942                10.323                 1
2004  .            10.323                11.782                 2
2005  .            11.782                12.616                 2
2006  .            12.616                15.116                 2
2007  .            15.116                15.217                 6
2008  .            15.217                 8.633                 5
2009  .             8.633                11.133                 2
---------          ------                ------               ---
Janus Aspen Balanced Portfolio
2003  .              N/A                   N/A                N/A
2004  .              N/A                   N/A                N/A
2005  .              N/A                   N/A                N/A
2006  .              N/A                   N/A                N/A
2007  .              N/A                   N/A                N/A
2008  .              N/A                   N/A                N/A
2009  .              N/A                   N/A                N/A
---------          ------                ------               ---

                                     with EGMDB
             -----------------------------------------------------------
                     Accumulation unit value
             ----------------------------------------
                                                            Number of
                  Beginning              End of            accumulation
                  of period              period               units
             ------------------    ------------------    ---------------
                  (Accumulation unit value in dollars and Number of
                                     accumulation
                                 units in thousands)
Janus Aspen Enterprise Portfolio
2003  .              N/A                   N/A                 N/A
2004  .              N/A                   N/A                 N/A
2005  .              N/A                   N/A                 N/A
2006  .              N/A                   N/A                 N/A
2007  .              N/A                   N/A                 N/A
2008  .              N/A                   N/A                 N/A
2009  .              N/A                   N/A                 N/A
---------                                                      ---
Janus Aspen Worldwide
2003  .              N/A                   N/A                 N/A
2004  .              N/A                   N/A                 N/A
2005  .              N/A                   N/A                 N/A
2006  .              N/A                   N/A                 N/A
2007  .              N/A                   N/A                 N/A
2008  .              N/A                   N/A                 N/A
2009  .              N/A                   N/A                 N/A
---------                                                      ---
Lincoln VIP Baron Growth Opportunities(6)
2006  .              N/A                   N/A                 N/A
2007  .              N/A                   N/A                 N/A
2008  .             9.942                 6.464                  2
2009  .             6.464                 8.795                  2
---------           -----                 -----                ---
Lincoln VIP Capital Growth
2007  .              N/A                   N/A                 N/A
2008  .              N/A                   N/A                 N/A
2009  .              N/A                   N/A                 N/A
---------           -----                 -----                ---
Lincoln VIP Cohen & Steers Global Real Estate
2007  .              N/A                   N/A                 N/A
2008  .             7.750                 4.674                  4
2009  .             4.674                 6.321                  7
---------           -----                 -----                ---
Lincoln VIP Columbia Value Opportunities
2007  .              N/A                   N/A                 N/A
2008  .              N/A                   N/A                 N/A
2009  .              N/A                   N/A                 N/A
---------           -----                 -----                ---
Lincoln VIP Delaware Bond
2000  .            10.000                10.608                  1*
2001  .            10.608                11.389                129
2002  .            11.389                12.341                142
2003  .            12.341                13.023                 76
2004  .            13.023                13.489                 59
2005  .            13.489                13.618                 57
2006  .            13.618                14.027                 55
2007  .            14.027                14.549                 50
2008  .            14.549                13.892                 69
2009  .            13.892                16.247                 50
---------          ------                ------                ---
Lincoln VIP Delaware Foundation Aggressive Allocation(7)
2003  .              N/A                   N/A                 N/A
2004  .              N/A                   N/A                 N/A
2005  .              N/A                   N/A                 N/A
2006  .              N/A                   N/A                 N/A
2007  .              N/A                   N/A                 N/A
2008  .              N/A                   N/A                 N/A
2009  .              N/A                   N/A                 N/A
---------          ------                ------                ---
Lincoln VIP Delaware Growth and Income
2005  .              N/A                   N/A                 N/A
2006  .              N/A                   N/A                 N/A
2007  .              N/A                   N/A                 N/A
2008  .              N/A                   N/A                 N/A
2009  .              N/A                   N/A                 N/A
---------          ------                ------                ---

                                       with EGMDB
             --------------------------------------------------------------
                     Accumulation unit value
             ----------------------------------------
                                                              Number of
                  Beginning              End of             accumulation
                  of period              period                 units
             ------------------    ------------------    ------------------
             (Accumulation unit value in dollars and Number of accumulation units in thousands)
Lincoln VIP Delaware Social Awareness(2)
2000  .            10.000                 8.788                   1*
2001  .             8.788                 7.800                  10
2002  .             7.800                 5.908                  13
2003  .             9.986                12.014                   8
2004  .            12.014                13.319                   8
2005  .            13.319                14.677                   9
2006  .            14.677                16.214                   8
2007  .            16.214                16.421                   5
2008  .            16.421                10.594                   4
2009  .            10.594                13.547                   4
---------          ------                ------                  --
Lincoln VIP Delaware Special Opportunities
2007  .              N/A                   N/A                  N/A
2008  .              N/A                   N/A                  N/A
2009  .              N/A                   N/A                  N/A
---------          ------                ------                 ---
Lincoln VIP Global Income
2009  .            10.713                10.669                   2
---------          ------                ------                 ---
Lincoln VIP Growth Fund(4)
2005  .              N/A                   N/A                  N/A
2006  .              N/A                   N/A                  N/A
---------          ------                ------                 ---
Lincoln VIP Growth Opportunities(5)
2005  .              N/A                   N/A                  N/A
2006  .              N/A                   N/A                  N/A
---------          ------                ------                 ---
Lincoln VIP Janus Capital Appreciation
2003  .              N/A                   N/A                  N/A
2004  .              N/A                   N/A                  N/A
2005  .            12.206                12.871                   1*
2006  .            12.871                13.851                   1*
2007  .            13.851                16.365                   1*
2008  .            16.365                 9.502                   1*
2009  .             9.502                12.915                   1*
---------          ------                ------                 ---
Lincoln VIP Marsico International Growth
2007  .              N/A                   N/A                  N/A
2008  .              N/A                   N/A                  N/A
2009  .              N/A                   N/A                  N/A
---------          ------                ------                 ---
Lincoln VIP MFS Value
2007  .              N/A                   N/A                  N/A
2008  .              N/A                   N/A                  N/A
2009  .              N/A                   N/A                  N/A
---------          ------                ------                 ---
Lincoln VIP Mid-Cap Value
2007  .              N/A                   N/A                  N/A
2008  .              N/A                   N/A                  N/A
2009  .              N/A                   N/A                  N/A
---------          ------                ------                 ---
Lincoln VIP Mondrian International Value
2003  .              N/A                   N/A                  N/A
2004  .            13.462                16.014                   1
2005  .            16.014                17.728                   2
2006  .            17.728                22.670                   2
2007  .            22.670                24.861                   1
2008  .            24.861                15.490                   1
2009  .            15.490                18.472                   1
---------          ------                ------                 ---

                                       with EGMDB
             --------------------------------------------------------------
                     Accumulation unit value
             ----------------------------------------
                                                              Number of
                  Beginning              End of             accumulation
                  of period              period                 units
             ------------------    ------------------    ------------------
             (Accumulation unit value in dollars and Number of accumulation units in thousands)
Lincoln VIP Money Market Fund
2000  .            10.000                10.214                   1*
2001  .            10.214                10.451                 627
2002  .            10.451                10.424                  49
2003  .            10.424                10.324                  10
2004  .            10.324                10.244                   6
2005  .            10.244                10.357                   2
2006  .            10.357                10.665                   2
2007  .            10.665                11.011                   2
2008  .            11.011                11.085                   1
2009  .            11.085                10.936                   1
---------          ------                ------                 ---
Lincoln VIP SSgA Bond Index
2008  .              N/A                   N/A                  N/A
2009  .            10.276                10.724                   4
---------          ------                ------                 ---
Lincoln VIP SSgA Developed International 150
2008  .              N/A                   N/A                  N/A
2009  .              N/A                   N/A                  N/A
---------          ------                ------                 ---
Lincoln VIP SSgA Emerging Markets 100
2008  .              N/A                   N/A                  N/A
2009  .            10.703                11.276                   2
---------          ------                ------                 ---
Lincoln VIP SSgA International Index
2008  .              N/A                   N/A                  N/A
2009  .              N/A                   N/A                  N/A
---------          ------                ------                 ---
Lincoln VIP SSgA Large Cap 100
2008  .              N/A                   N/A                  N/A
2009  .              N/A                   N/A                  N/A
---------          ------                ------                 ---
Lincoln VIP SSgA S&P 500 Index(3)
2005  .              N/A                   N/A                  N/A
2006  .              N/A                   N/A                  N/A
2007  .              N/A                   N/A                  N/A
2008  .              N/A                   N/A                  N/A
2009  .              N/A                   N/A                  N/A
---------          ------                ------                 ---
Lincoln VIP SSgA Small Cap Index
2007  .              N/A                   N/A                  N/A
2008  .             8.173                 5.924                   1
2009  .             5.924                 7.325                   4
---------          ------                ------                 ---
Lincoln VIP SSgA Small/Mid Cap 200
2008  .              N/A                   N/A                  N/A
2009  .              N/A                   N/A                  N/A
---------          ------                ------                 ---
Lincoln VIP T. Rowe Price Growth Stock
2007  .              N/A                   N/A                  N/A
2008  .              N/A                   N/A                  N/A
2009  .              N/A                   N/A                  N/A
---------          ------                ------                 ---
Lincoln VIP T. Rowe Price Structured Mid-Cap Growth
2003  .              N/A                   N/A                  N/A
2004  .              N/A                   N/A                  N/A
2005  .              N/A                   N/A                  N/A
2006  .              N/A                   N/A                  N/A
2007  .              N/A                   N/A                  N/A
2008  .              N/A                   N/A                  N/A
2009  .              N/A                   N/A                  N/A
---------          ------                ------                 ---
Lincoln VIP Templeton Growth
2007  .              N/A                   N/A                  N/A
2008  .              N/A                   N/A                  N/A
2009  .              N/A                   N/A                  N/A
---------          ------                ------                 ---
Lincoln VIP Turner Mid-Cap Growth
2007  .              N/A                   N/A                  N/A
2008  .              N/A                   N/A                  N/A
2009  .              N/A                   N/A                  N/A
---------          ------                ------                 ---

                                     with EGMDB
             -----------------------------------------------------------
                     Accumulation unit value
             ----------------------------------------
                                                            Number of
                  Beginning              End of            accumulation
                  of period              period               units
             ------------------    ------------------    ---------------
                  (Accumulation unit value in dollars and Number of
                                     accumulation
                                 units in thousands)
Lincoln VIP Wilshire 2010 Profile
2007  .              N/A                   N/A                 N/A
2008  .              N/A                   N/A                 N/A
2009  .              N/A                   N/A                 N/A
---------                                                      ---------
Lincoln VIP Wilshire 2020 Profile
2007  .              N/A                   N/A                 N/A
2008  .              N/A                   N/A                 N/A
2009  .              N/A                   N/A                 N/A
---------                                                      ---------
Lincoln VIP Wilshire 2030 Profile
2007  .              N/A                   N/A                 N/A
2008  .              N/A                   N/A                 N/A
2009  .              N/A                   N/A                 N/A
---------                                                      ---------
Lincoln VIP Wilshire 2040 Profile
2007  .              N/A                   N/A                 N/A
2008  .              N/A                   N/A                 N/A
2009  .              N/A                   N/A                 N/A
---------                                                      ---------
Lincoln VIP Wilshire Aggressive Profile
2005  .              N/A                   N/A                 N/A
2006  .              N/A                   N/A                 N/A
2007  .              N/A                   N/A                 N/A
2008  .              N/A                   N/A                 N/A
2009  .              N/A                   N/A                 N/A
---------                                                      ---------
Lincoln VIP Wilshire Conservative Profile
2005  .              N/A                   N/A                 N/A
2006  .              N/A                   N/A                 N/A
2007  .              N/A                   N/A                 N/A
2008  .              N/A                   N/A                 N/A
2009  .              N/A                   N/A                 N/A
---------                                                      ---------
Lincoln VIP Wilshire Moderate Profile
2005  .              N/A                   N/A                 N/A
2006  .              N/A                   N/A                 N/A
2007  .              N/A                   N/A                 N/A
2008  .              N/A                   N/A                 N/A
2009  .              N/A                   N/A                 N/A
---------                                                      ---------
Lincoln VIP Wilshire Moderately Aggressive Profile
2005  .            10.288                10.646                  6
2006  .            10.646                11.923                  6
2007  .            11.923                12.847                  4
2008  .            12.847                 8.393                  4
2009  .             8.393                10.625                  4
---------          ------                ------                ---
MFS VIT Core Equity
2003  .              N/A                   N/A                 N/A
2004  .              N/A                   N/A                 N/A
2005  .              N/A                   N/A                 N/A
2006  .              N/A                   N/A                 N/A
2007  .              N/A                   N/A                 N/A
2008  .              N/A                   N/A                 N/A
2009  .              N/A                   N/A                 N/A
---------          ------                ------                ---
MFS VIT Growth Series
2000  .            10.000                 8.163                  1*
2001  .             8.163                 5.317                  8
2002  .             5.317                 3.459                  8
2003  .             3.459                 4.421                  6
2004  .             4.421                 4.902                  5
2005  .             4.902                 5.252                  4
2006  .             5.252                 5.562                  3
2007  .             5.562                 6.612                  2
2008  .              N/A                   N/A                 N/A
2009  .              N/A                   N/A                 N/A
---------          ------                ------                ---

                                       with EGMDB
             --------------------------------------------------------------
                     Accumulation unit value
             ----------------------------------------
                                                              Number of
                  Beginning              End of             accumulation
                  of period              period                 units
             ------------------    ------------------    ------------------
             (Accumulation unit value in dollars and Number of accumulation units in thousands)
MFS VIT Total Return Series
2000  .            10.000                11.133                   1*
2001  .            11.133                10.952                  32
2002  .            10.952                10.196                  56
2003  .            10.196                11.635                  54
2004  .            11.635                12.706                  50
2005  .            12.706                12.823                  47
2006  .            12.823                14.079                  50
2007  .            14.079                14.394                  42
2008  .            14.394                10.998                  36
2009  .            10.998                12.736                  30
---------          ------                ------                  --
MFS VIT Utilities Series
2000  .            10.000                 9.899                   1*
2001  .             9.899                 7.353                  18
2002  .             7.353                 5.576                  21
2003  .             5.576                 7.436                  18
2004  .             7.436                 9.497                  17
2005  .             9.497                10.890                  16
2006  .            10.890                14.029                  15
2007  .            14.029                17.602                  13
2008  .            17.602                10.767                  17
2009  .            10.767                14.072                  16
---------          ------                ------                  --
Neuberger Berman AMT Mid-Cap Growth Portfolio
2003  .             8.316                10.475                   3
2004  .            10.475                11.984                   2
2005  .            11.984                13.408                   1
2006  .            13.408                15.127                   1
2007  .            15.127                18.231                   1
2008  .              N/A                   N/A                  N/A
2009  .              N/A                   N/A                  N/A
---------          ------                ------                 ---
Neuberger Berman AMT Regency Portfolio
2003  .             9.413                13.095                   1
2004  .            13.095                15.761                   1*
2005  .            15.761                17.364                   1*
2006  .            17.364                18.987                   1*
2007  .            18.987                19.292                   1*
2008  .            19.292                10.281                   1*
2009  .            10.281                14.822                   1*
---------          ------                ------                 ---
PIMCO VIT Commodity Real Return
2009  .            11.537                12.499                   2
---------          ------                ------                 ---
Putnam VT Global Health Care Fund
2003  .              N/A                   N/A                  N/A
2004  .              N/A                   N/A                  N/A
2005  .              N/A                   N/A                  N/A
2006  .              N/A                   N/A                  N/A
2007  .              N/A                   N/A                  N/A
2008  .              N/A                   N/A                  N/A
2009  .              N/A                   N/A                  N/A
---------          ------                ------                 ---
Putnam VT Growth and Income Fund
2003  .              N/A                   N/A                  N/A
2004  .              N/A                   N/A                  N/A
2005  .              N/A                   N/A                  N/A
2006  .              N/A                   N/A                  N/A
2007  .            14.259                12.917                   2
2008  .            12.917                 7.788                   1
2009  .              N/A                   N/A                  N/A
---------          ------                ------                 ---

* All numbers less than 500 were rounded up to one.

(1) Effective following the close of business on May 19, 2003, shares of the American Funds International Fund were substituted for shares of the Delaware VIP Emerging Markets Series. The values in the table for periods prior to the substitution reflect investments in the Delaware VIP Emerging Markets Series. In 2004, the Delaware VIP Emerging Markets Series subaccount was added to the product.

(2) Effective following the close of business on May 19, 2003, shares of the Lincoln VIP Social Awareness Fund were substituted for shares of the Delaware VIP Social Awareness Series. The values in the table for periods prior to the substitution reflect investment in the Delaware VIP Social Awareness Series.

(3) Effective April 30, 2007, the Lincoln Core Fund was reorganized into the LVIP SSgA S&P 500 Index Fund, a series of Lincoln Variable Insurance Products Trust. The values in the table for periods prior to the date of the reorganization reflect investments in the Lincoln Core Fund.

(4) Effective April 30, 2007, the Lincoln Growth Fund, was reorganized into the LVIP Janus Capital Appreciation Fund, a series of Lincoln Variable Insurance Products Trust.

(5) Effective June 11, 2007, the Lincoln Growth Opportunities Fund was reorganized into the LVIP Baron Growth Opportunities Fund, a series of Lincoln Variable Insurance Products Trust.

(6) Effective June 5, 2007, the Baron Capital Asset Fund, a series of Baron Capital Funds Trust, was reorganized into the LVIP Baron Growth Opportunities Fund, a series of Lincoln Variable Insurance Products Trust. The values in the table for periods prior to the date of the reorganization reflect investments in the Baron Capital Asset Fund.

(7) Effective June 15, 2009, the LVIP UBS Global Asset Allocation Fund was reorganized into the LVIP Delaware Foundation Aggressive Allocation Fund. The values in the table for periods prior to the date of the reorganization reflect investments in the LVIP UBS Global Asset Allocation Fund.

OVERVIEW OF LIVING BENEFIT RIDERS

We offer a number of optional living benefit riders that, for an additional fee, offer certain guarantees, if certain conditions are met. These living benefit riders are described briefly below. Please see the more detailed description in the prospectus discussion for each rider, as well as the Charges and Other Deductions section of the prospectus, for important information on the costs, restrictions, and availability of each rider. Please consult your registered representative as to whether any living benefit rider is appropriate for you based on factors such as your investment objectives, risk tolerance, liquidity needs, and time horizon. Not all riders or features are available in all states or with your contract. Prior versions of these riders may have different features. Please consult your registered representative for the availability of any particular rider.

                                                                                                                   1) 4LATER(R)
                                                                                                                    ADVANTAGE
                                                                                                                   GUARANTEED
                                                                                                                  INCOME BENEFIT
                                                                                                                   2) i4LIFE(R)
                                                                                                                    ADVANTAGE
                                                                                                                   GUARANTEED
                                                                                                                 INCOME BENEFIT
                                                                                                                   (VERSION 3)
                                                                                                                     (PRIOR
                                                                                                                  VERSIONS MAY
                                                                                                                      VARY)
                                                          LINCOLN LIFETIME                                        3) GUARANTEED
                                         LINCOLN             INCOME(SM)                                           INCOME BENEFIT
                                     SMARTSECURITY(R)      ADVANTAGE (WITH                                        FOR PURCHASERS
                      LINCOLN         ADVANTAGE 1-YR.        OR WITHOUT                                             OF LINCOLN
                  SMARTSECURITY(R)   AUTOMATIC STEP-UP    LINCOLN LIFETIME                                           LIFETIME
                  ADVANTAGE 5-YR.     (PRIOR VERSIONS        INCOME(SM)          i4LIFE(R)         4LATER(R)        INCOME(SM)
                  ELECTIVE STEP-UP       MAY VARY)         ADVANTAGE PLUS)       ADVANTAGE         ADVANTAGE        ADVANTAGE
----------------------------------------------------------------------------------------------------------------------------------
1. Overview      Designed to        Designed to          Designed to         Designed to        Designed to      Designed to
                 guarantee that     guarantee that       guarantee that      provide an         guarantee today  use the Income
                 at least the       if you make your     if you make your    income program     a future         Base
                 entire amount      first withdrawal     first withdrawal    that combines      minimum payout   established
                 of your            on or after the      on or after the     variable           floor for        under 4LATER(R)
                 purchase           date you reach       date you reach      lifetime income    i4LIFE(R)        Advantage (if
                 payments will      age 65, you are      age 59 1/2 (age 65  payments and a     Advantage        4LATER(R)
                 be returned to     guaranteed           under Joint         death benefit      regular income   Advantage
                 you through        income for your      Life), you are      with the           payments,        Guaranteed
                 periodic           life (and your       guaranteed          ability to make    regardless of    Income Benefit
                 withdrawals,       spouse's, under      income for your     withdrawals        investment       is elected) or
                 regardless of      Joint Life           life (and your      during a           performance, by  the Account
                 the investment     version),            spouse's, under     defined period.    providing an     Value*
                 performance of     even after the       Joint Life                             Income Base      established
                 the contract.      entire amount of     version).                              during the       under i4LIFE(R)
                 (no longer         purchase                                                    accumulation     Advantage (if
                 available for      payments has         LINCOLN LIFETIME                       period that can  i4LIFE(R)
                 purchase on or     been returned to     INCOME(SM)                             be used to       Advantage
                 after January      you through          Advantage Plus                         establish in     Guaranteed
                 16, 2009)          periodic             is designed to                         the future a     Income Benefit
                                    withdrawals. If      guarantee that                         Guaranteed       is elected) or
                                    lifetime             contract value                         Income Benefit   the Guaranteed
                                    withdrawals are      will not be less                       with i4LIFE(R)   Amount under
                                    not in effect,       than the initial                       Advantage.       LINCOLN
                                    you may make         purchase payment                                        LIFETIME
                                    periodic             (or contract                                            INCOME(SM)
                                    withdrawals of       value on rider                                          Advantage (for
                                    the Guaranteed       date) at the end                                        prior
                                    Amount.              of a 7-year                                             purchasers of
                                                         period IF you                                           LINCOLN
                                                         make no                                                 LIFETIME
                                                         withdrawals and                                         INCOME(SM)
                                                         cancel the                                              Advantage) to
                                                         LINCOLN LIFETIME                                        provide a
                                                         INCOME(SM)                                              minimum payout
                                                         Advantage at                                            floor for
                                                         that time.                                              i4LIFE(R)
                                                                                                                 Advantage
                                                                                                                 regular income
                                                                                                                 payments,
                                                                                                                 regardless of
                                                                                                                 investment
                                                                                                                 performance.

                                                                                                                 * Can instead
                                                                                                                 use the
                                                                                                                 remaining
                                                                                                                 Guaranteed
                                                                                                                 Amount under
                                                                                                                 LINCOLN
                                                                                                                 SMARTSECURITY(R)
                                                                                                                 Advantage

2. Current Fee   0.65% of           0.65% (Single        0.90% of            Varies based on    0.65% of Income  1) 0.65% added
                 Guaranteed         Life) or 0.80%       Guaranteed          product and        Base             to the i4LIFE(R)
                 Amount             (Joint Life) of      Amount (1.05%       death benefit                       Advantage
                                    Guaranteed Amount    with LINCOLN        option                              charge
                                                         LIFETIME            (assessed as a                      (4LATER(R)
                                                         INCOME(SM)          % of account                        Advantage
                                                         Advantage Plus)     value, and only                     Guaranteed
                                                                             during annuity                      Income Benefit)
                                                                             payout phase)
                                                                                                                 2) 0.50% added
                                                                                                                 to the i4LIFE(R)
                                                                                                                 Advantage
                                                                                                                 charge(i4LIFE(R)
                                                                                                                 Advantage
                                                                                                                 Guaranteed Income
                                                                                                                 Benefit)
                                                                                                                 (assessed as a %
                                                                                                                 of account value,
                                                                                                                 and only during
                                                                                                                 annuity payout
                                                                                                                 phase)

3. Guaranteed    0.95% of           1.50% of             1.50% of            Same as current    1.50% of Income  1.50% added to
   Maximum Fee   Guaranteed         Guaranteed Amount    Guaranteed          fee                Base             the i4LIFE(R)
                 Amount                                  Amount                                                  Advantage
                                                                                                                 charge
                                                                                                                 (assessed as a
                                                                                                                 % of account
                                                                                                                 value, and
                                                                                                                 only during
                                                                                                                 annuity payout
                                                                                                                 phase)

4. Withdrawals   Yes - 7%           Yes - 5% annually    Yes - 5%            Yes, during        Yes, only after  No
   Permitted     annually                                annually            Access Period      you elect
                                                         Withdrawals                            i4LIFE(R)
                                                         negate LINCOLN                         Advantage
                                                         LIFETIME
                                                         INCOME(SM)
                                                         Advantage Plus

5. Payments for  No                 Yes (if              Yes (if             Yes (if            If elect         Yes (if
   Life                             conditions are       conditions are      conditions are     i4LIFE(R)        conditions are
                                    met)                 met)                met)               Advantage        met)

6. Potential     Purchase           Purchase             Purchase            N/A                Purchase         Automatic
   Increases to  Payments           Payments             Payments 5%                            Payments 15%     Annual
   Guaranteed    Optional 5-Year    Automatic Annual     Enhancements                           Enhancements     Step-Ups Prior
   Amount,       Step-Ups (if       Step-Ups (if         Automatic Annual                       (every 3 years)  versions will
   Income Base,  conditions are     conditions are       Step-Ups *200%                         Resets to        have different
   or Guaranteed met)               met)                 Step-Up (if                            contract value   Step-Up
   Income                                                conditions are                         (if conditions   provisions
   Benefit (as                                           met) *feature is                       are met)         (if conditions
   applicable)                                           not available on                                        are met)
                                                         or after October 5,
                                                         2009

7. Investment    Option 3           Option 3             Option 3            None               Option 3         Option 3
   Requirements  (different         (different           (different                             (different       (different
                 Investment         Investment           Investment                             Investment       Investment
                 Requirements       Requirements may     Requirements may                       Requirements     Requirements
                 may apply          apply depending      apply depending                        may apply        may apply
                 depending upon     upon date of         upon date of                           depending upon   depending upon
                 date of            purchase. See        purchase. See                          date of          date of
                 purchase. See      Investment           Investment                             purchase. See    purchase. See
                 Investment         Requirements         Requirements                           Investment       Investment
                 Requirements       section of           section of                             Requirements     Requirements
                 section of         prospectus for       prospectus for                         section of       section of
                 prospectus for     more details)        more details)                          prospectus for   prospectus for
                 more details)                                                                  more details)    more details)

8. Ability to    Yes                Yes, after the       Yes--may impact      No                 Yes              No
   Make                             first rider          the charge          (non-qualified
   Additional                       anniversary, if                          contracts) Yes,
   Purchase                         cumulative                               during Access
   Payments if                      payments are                             Period, unless
   Contract                         over $100,000                            4LATER(R)
   Value is                         and prior Home                           Advantage
   greater                          Office approval                          Guaranteed
   than zero                        is provided                              Income Benefit
                                                                             or i4LIFE(R)
                                                                             Advantage
                                                                             Guaranteed
                                                                             Income Benefit
                                                                             has been
                                                                             elected
                                                                             (qualified
                                                                             contracts)

9. Spousal       Yes                Yes                  No                  No                 Yes (prior to    No
   Continuation                                                                                 Periodic Income
                                                                                                Commencement
                                                                                                Date)

10. Ability to   Yes, after 5       Yes, after 5         Yes, after 7        No                 Yes, after 3     Yes, after 3
    Cancel Rider years following    years following      Years               (non-qualified     years following  years
                 the later of       the later of                             contracts)         the later of     following the
                 rider effective    rider effective                          Yes, at any        rider effective  later of rider
                 date or            date or                                  time               date or most     effective date
                 contractowner-     contractowner-                           (qualified         recent Reset     or most recent
                 elected step-up    elected step-up                          contracts)                          Reset (if
                                                                                                                 4LATER(R)
                                                                                                                 Advantage
                                                                                                                 Guaranteed
                                                                                                                 Income Benefit
                                                                                                                 is elected or
                                                                                                                 purchasers of
                                                                                                                 LINCOLN
                                                                                                                 LIFETIME
                                                                                                                 INCOME(SM)
                                                                                                                 Advantage
                                                                                                                 elect the
                                                                                                                 Guaranteed
                                                                                                                 Income
                                                                                                                 Benefit) Yes,
                                                                                                                 at any time
                                                                                                                 (if i4LIFE(R)
                                                                                                                 Advantage
                                                                                                                 Guaranteed
                                                                                                                 Income Benefit
                                                                                                                 is elected)

11. Nursing      No                 No                   Yes (Not            No                 No               No
    Home Benefit                                         available in New
                                                         York)

12. May Elect    No                 No                   No                  Limited to         No (prior to     Limited to
    Other Living                                                             Guaranteed         Periodic Income  i4LIFE(R)
    Benefit                                                                  Income Benefit     Commencement     Advantage
    Riders                                                                                      Date)

                        SAI 1

Lincoln ChoicePlusSM Access
Lincoln New York Account N for Variable Annuities    (Registrant)


Lincoln Life & Annuity Company of New York   (Depositor)



Statement of Additional Information (SAI)
This SAI should be read in conjunction with the Lincoln ChoicePlusSM Access prospectus of Lincoln New York Account N for Variable Annuities dated May 1, 2010. You may obtain a copy of the Lincoln ChoicePlusSM Access prospectus on request and without charge. Please write Lincoln Life & Annuity Company of New York, PO Box 2348, Fort Wayne, IN 46801-2348, or call 1-888-868-2583.



Table of Contents




Item                                             Page
Special Terms                                   B-2
Services                                        B-2
Principal Underwriter                           B-2
Purchase of Securities Being Offered            B-2
Interest Adjustment Example                     B-2
Annuity Payouts                                 B-4
Examples of Regular Income Payment
Calculations                                    B-5


Item                                             Page
Determination of Accumulation and Annuity Unit
Value                                           B-5
Capital Markets                                 B-5
Advertising & Ratings                           B-6
More About the S&P 500 Index                    B-6
Additional Services                             B-6
Other Information                               B-7
Financial Statements                            B-7

This SAI is not a prospectus.
The date of this SAI is May 1, 2010.

Special Terms
The special terms used in this SAI are the ones defined in the Prospectus.


Services

Independent Registered Public Accounting Firm
The financial statements of the VAA and the financial statements of Lincoln New York appearing in this SAI and Registration Statement have been audited by Ernst & Young LLP, independent registered public accounting firm, Two Commerce Square, 2001 Market Street, Suite 4000, Philadelphia, Pennsylvania 19103, as set forth in their reports, also appearing in this SAI and in the Registration Statement. The financial statements audited by Ernst & Young LLP have been included herein in reliance on their reports given on their authority as experts in accounting and auditing.


Keeper of Records

All accounts, books, records and other documents which are required to be maintained for the VAA are maintained by us or by third parties responsible to Lincoln New York. We have entered into an agreement with The Bank of New York Mellon, One Mellon Bank Center, 500 Grant Street, Pittsburgh, Pennsylvania, 15258, to provide accounting services to the VAA. No separate charge against the assets of the VAA is made by us for this service. Administrative services necessary for the operations of the VAA and the contracts are currently provided by Lincoln Life. However, neither the assets of Lincoln Life nor the assets of LNC support the obligation of Lincoln New York under the contracts.



Principal Underwriter
Lincoln Financial Distributors, Inc., ("LFD"), an affiliate of Lincoln New York, serves as principal underwriter (the "Principal Underwriter") for the contracts, as described in the prospectus. The Principal Underwriter offers the contracts to the public on a continuous basis and anticipates continuing to offer the contracts, but reserves the right to discontinue the offering. The Principal Underwriter offers the contracts through sales representatives who are also associated with Lincoln Financial Advisors Corporation ("LFA"), our affiliate and the principal underwriter for certain other contracts issued by the Principal Underwriter. The Principal Underwriter also may enter into selling agreements with other broker-dealers ("Selling Firms") for the sale of the contracts. Sales representatives of Selling Firms are appointed as our insurance agents. LFA (prior to May 1, 2007) and LFD (on and after May 1,
2007), acting as the Principal Underwriter paid $11,095,671, $9,599,993, and $5,410,039 to LFA and Selling Firms in 2007, 2008, and 2009 respectively, as sales compensation with respect to the contracts. The Principal Underwriter retained no underwriting commissions for the sale of the contracts.



Purchase of Securities Being Offered
The variable annuity contracts are offered to the public through licensed insurance agents who specialize in selling our products; through independent insurance brokers; and through certain securities brokers/dealers selected by us whose personnel are legally authorized to sell annuity products. There are no special purchase plans for any class of prospective buyers. However, under certain limited circumstances described in the prospectus under the section Charges and Other Deductions, any applicable account fee and/or surrender charge may be reduced or waived.

Both before and after the annuity commencement date, there are exchange privileges between subaccounts, and from the VAA to the general account (if available) subject to restrictions set out in the prospectus. See The Contracts, in the prospectus. No exchanges are permitted between the VAA and other separate accounts.

The offering of the contracts is continuous.



Interest Adjustment Example
Note: This example is intended to show how the interest adjustment calculation impacts the surrender value of a representative contract. The surrender charges, annual account fee, adjustment factor, and guaranteed minimum interest rate values shown here are generally different from those that apply to specific contracts, particularly those contracts that deduct an initial sales load or pay a bonus on deposits. Calculations of the interest adjustment in your contract, if applicable, will be based on the factors applicable to your contract. The interest adjustment may be referred to as a market value adjustment in your contract.

                     SAMPLE CALCULATIONS FOR MALE 35 ISSUE

                             CASH SURRENDER VALUES



         Single Premium..................    $50,000
         Premium taxes...................    None
         Withdrawals.....................    None
         Guaranteed Period...............    5 years
         Guaranteed Interest Rate........    3.50%
         Annuity Date....................    Age 70
         Index Rate A....................    3.50%
         Index Rate B....................    4.00% End of contract year 1
                                             3.50% End of contract year 2
                                             3.00% End of contract year 3
                                             2.00% End of contract year 4
         Percentage adjustment to B......    0.50%



         Interest Adjustment Formula                  (1 + Index A)n
                                              ------------------------------
                                                                             -1
         n = Remaining Guaranteed Period      (1 + Index B + % Adjustment)n

                          SURRENDER VALUE CALCULATION



                                               (3)
                (1)       (2)                  Adjusted   (4)       (5)          (6)         (7)
                Annuity   1 + Interest         Annuity    Minimum   Greater of   Surrender   Surrender
Contract Year   Value     Adjustment Formula   Value      Value     (3) & (4)    Charge      Value
--------------- --------- -------------------- ---------- --------- ------------ ----------- ----------
  1............ $51,710        0.962268        $49,759    $50,710   $50,710      $4,250      $46,460
  2............ $53,480        0.985646        $52,712    $51,431   $52,712      $4,250      $48,462
  3............ $55,312        1.000000        $55,312    $52,162   $55,312      $4,000      $51,312
  4............ $57,208        1.009756        $57,766    $52,905   $57,766      $3,500      $54,266
  5............ $59,170           N/A          $59,170    $53,658   $59,170      $3,000      $56,170

                           ANNUITY VALUE CALCULATION



                   BOY*                              Annual        EOY**
                   Annuity       Guaranteed          Account       Annuity
Contract Year      Value         Interest Rate       Fee           Value
------------------ ---------     ---------------     ---------     ----------
   1...............$50,000   x       1.035       -   $40       =   $51,710
   2...............$51,710   x       1.035       -   $40       =   $53,480
   3...............$53,480   x       1.035       -   $40       =   $55,312
   4...............$55,312   x       1.035       -   $40       =   $57,208
   5...............$57,208   x       1.035       -   $40       =   $59,170

                         SURRENDER CHARGE CALCULATION



                   Surrender
                   Charge                       Surrender
Contract Year      Factor         Deposit       Charge
------------------ ----------     ---------     ----------
   1...............     8.5%  x   $50,000   =   $4,250
   2...............     8.5%  x   $50,000   =   $4,250
   3...............     8.0%  x   $50,000   =   $4,000
   4...............     7.0%  x   $50,000   =   $3,500
   5...............     6.0%  x   $50,000   =   $3,000

                       1 + INTEREST ADJUSTMENT FORMULA CALCULATION



Contract Year       Index A      Index B      Adj Index B      N        Result
----------------    ---------    ---------    -------------    -----    ---------
  1.............     3.50%        4.00%          4.50%          4       0.962268
  2.............     3.50%        3.50%          4.00%          3       0.985646
  3.............     3.50%        3.00%          3.50%          2       1.000000
  4.............     3.50%        2.00%          2.50%          1       1.009756
  5.............     3.50%         N/A            N/A          N/A         N/A

                           MINIMUM VALUE CALCULATION



                                  Minimum             Annual
                                  Guaranteed          Account       Minimum
Contract Year                     Interest Rate       Fee           Value
------------------                ---------------     ---------     ----------
   1...............$50,000    x       1.015       -   $40       =   $50,710
   2...............$50,710    x       1.015       -   $40       =   $51,431
   3...............$51,431    x       1.015       -   $40       =   $52,162
   4...............$52,162    x       1.015       -   $40       =   $52,905
   5...............$52,905    x       1.015       -   $40       =   $53,658

                               * BOY = beginning of year

                                          ** EOY = end of year



Annuity Payouts

Variable Annuity Payouts
Variable annuity payouts will be determined on the basis of:
 o the dollar value of the contract on the annuity commencement date less any applicable premium tax;
 o the annuity tables contained in the contract;
 o the type of annuity option selected; and
 o the investment results of the fund(s) selected.

In order to determine the amount of variable annuity payouts, we make the following calculation:
 o first, we determine the dollar amount of the first payout;
 o second, we credit the contract with a fixed number of annuity units based on the amount of the first payout; and
 o third, we calculate the value of the annuity units each period thereafter.

These steps are explained below.

The dollar amount of the first periodic variable annuity payout is determined by applying the total value of the accumulation units credited under the contract valued as of the annuity commencement date (less any premium taxes) to the annuity tables contained in the contract. The first variable annuity payout will be paid 14 days after the annuity commencement date. This day of the month will become the day on which all future annuity payouts will be paid. Amounts shown in the tables are based on the 1983 Table "a" Individual Annuity Mortality Tables modified, with an assumed investment return at the rate of 3%, 4% or 5% per annum, depending on the terms of your contract. The first annuity payout is determined by multiplying the benefit per $1,000 of value shown in the contract tables by the number of thousands of dollars of value accumulated under the contract. These annuity tables vary according to the form of annuity selected and the age of the annuitant at the annuity commencement date. The assumed interest rate is the measuring point for subsequent annuity payouts. If the actual net investment rate (annualized) exceeds the assumed interest rate, the payout will increase at a rate equal to the amount of such excess.

Conversely, if the actual rate is less than the assumed interest rate, annuity payouts will decrease. If the assumed rate of interest were to be increased, annuity payouts would start at a higher level but would decrease more rapidly or increase more slowly.

We may use sex-distinct annuity tables in contracts that are not associated with employer sponsored plans and where not prohibited by law.

At an annuity commencement date, the contract is credited with annuity units for each subaccount on which variable annuity payouts are based. The number of annuity units to be credited is determined by dividing the amount of the first periodic payout by the value of an annuity unit in each subaccount selected. Although the number of annuity units is fixed by this process, the value of such units will vary with the value of the underlying fund. The amount of the second and subsequent periodic payouts is determined by multiplying the contractowner's fixed number of annuity units in each subaccount by the appropriate annuity unit value for the valuation date ending 14 days prior to the date that payout is due.

The value of each subaccount's annuity unit will be set initially at $1.00. The annuity unit value for each subaccount at the end of any valuation date is determined by multiplying the subaccount annuity unit value for the immediately preceding valuation date by the product of:
 o The net investment factor of the subaccount for the valuation period for which the annuity unit value is being determined, and
 o A factor to neutralize the assumed investment return in the annuity table.

The value of the annuity units is determined as of a valuation date 14 days prior to the payment date in order to permit calculation of amounts of annuity payouts and mailing of checks in advance of their due dates. Such checks will normally be issued and mailed at least three days before the due date.


Proof of Age, Sex and Survival

We may require proof of age, sex, or survival of any payee upon whose age, sex, or survival payments depend.



Examples of Regular Income Payment Calculations
These examples will illustrate the impact of the length of the access period and the impact of a withdrawal on the regular income payments. These examples assume that the investment return is the same as the assumed investment return
(AIR) to make the regular income payment calculations simpler to understand. The regular income payments will vary based on the investment performance of the underlying funds.


         Annuitant............................ Male, Age 65
         Secondary Life....................... Female, Age 63
         Purchase Payment..................... $200,000.00
         Regular Income Payment Frequency..... Annual
         AIR.................................. 4.0%
         Hypothetical Investment Return....... 4.0%

                                               15-year Access Period    30-Year Access Period
         Regular Income Payment............... $ 10,795.64              $9,974.48

A 10% withdrawal from the account value will reduce the regular income payments by 10% to $9,716.07 with the 15-year access period and $8,977.03 with the 30-year access period.

At the end of the 15-year access period, the remaining account value of $135,374.66 (assuming no withdrawals) will be used to continue the $10,795.64 regular income payment during the lifetime income period for the lives of the annuitant and secondary life. At the end of the 30-year access period, the remaining account value of $66,884.77 (assuming no withdrawals) will be used to continue the $9,974.48 regular income payment during the lifetime income period for the lives of the annuitant and secondary life. (Note: the regular income payments during the lifetime income period will vary with the investment performance of the underlying funds).



Determination of Accumulation and Annuity Unit Value
A description of the days on which accumulation and annuity units will be valued is given in the prospectus. The New York Stock Exchange's (NYSE) most recent announcement (which is subject to change) states that it will be closed on weekends and on these holidays: New Year's Day, Martin Luther King Day, President's Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day, and Christmas Day. If any of these holidays occurs on a weekend day, the Exchange may also be closed on the business day occurring just before or just after the holiday. It may also be closed on other days.

Since the portfolios of some of the fund and series will consist of securities primarily listed on foreign exchanges or otherwise traded outside the United States, those securities may be traded (and the net asset value of those fund and series and of the variable account could therefore be significantly affected) on days when the investor has no access to those funds and series.


Capital Markets

The capital and credit markets have been experiencing extreme volatility and disruption for more than twelve months. In some cases, the markets have exerted downward pressure on availability of liquidity and credit capacity for certain companies. As a result, the market for fixed income securities has experienced illiquidity, increased price volatility, credit downgrade events and increased expected probability of default. Securities that are less liquid are more difficult to value and may be hard to sell, if desired. During this time period, domestic and international equity markets have also been experiencing heightened volatility and turmoil, with issuers (such as our company) that have exposure to the real estate, mortgage and credit markets particularly affected.

In any particular year, our capital may increase or decrease depending on a variety of factors - the amount of our statutory income or losses (which itself is sensitive to equity market and credit market conditions), the amount of additional capital we must hold to support business growth, changes in reserving requirements, our inability to secure capital market solutions to provide reserve relief, such as issuing letters of credit to support captive reinsurance structures, changes in equity market levels, the value of certain fixed-income and equity securities in our investment portfolio and changes in interest rates.


Advertising & Ratings

We may include in certain advertisements, endorsements in the form of a list of organizations, individuals or other parties which recommend Lincoln New York or the policies. Furthermore, we may occasionally include in advertisements comparisons of currently taxable and tax deferred investment programs, based on selected tax brackets, or discussions of alternative investment vehicles and general economic conditions.

Nationally recognized rating agencies rate the financial strength of our Company. The ratings do not imply approval of the product and do not refer to the performance of the product, or to the VAA, including underlying investment options. Ratings are not recommendations to buy our products. Each of the rating agencies reviews its ratings periodically. Accordingly, all ratings are subject to revision or withdrawal at any time by the rating agencies, and therefore, no assurance can be given that these ratings will be maintained. In late September and early October of 2008, A.M. Best Company, Fitch, Moody's and Standard & Poor's each revised their outlook for the U.S. life insurance sector from stable to negative. Our financial strength ratings, which are intended to measure our ability to meet contract holder obligations, are an important factor affecting public confidence in most of our products and, as a result, our competitiveness. A downgrade of our financial strength rating could affect our competitive position in the insurance industry by making it more difficult for us to market our products as potential customers may select companies with higher financial strength ratings and by leading to increased withdrawals by current customers seeking companies with higher financial strength ratings.


More About the S&P 500 Index

Investors look to indexes as a standard of market performance. Indexes are groups of stocks or bonds selected to represent an entire market. The S&P 500 Index is a widely used measure of large US company stock performance. It consists of the common stocks of 500 major corporations selected according to size, frequency and ease by which their stocks trade, and range and diversity of the American economy.

The LVIP SSgA S&P 500 Index Fund is not sponsored, endorsed, sold or promoted by Standard & Poor's, a division of The McGraw-Hill Companies, Inc. ("S&P"). S&P makes no representation or warranty, express or implied, to the owners of the fund or any member of the public regarding the advisability of investing in securities generally or in the fund particularly or the ability of the S&P 500 Index to track general stock market performance. S&P's only relationship to the fund is the licensing of certain trademarks and trade names of S&P and of the S&P 500 Index which is determined, composed and calculated by S&P without regard to the fund. S&P has no obligation to take the needs of the fund or its shareholders into consideration in determining, composing or calculating the S&P 500 Index. S&P is not responsible for and has not participated in the determination of the prices and amount of the fund or the timing of the issuance or sale of the fund or in the determination or calculation of the equation by which the fund is to be converted into cash. S&P has no obligation or liability in connection with the administration, marketing or trading of the fund.

S&P DOES NOT GUARANTEE THE ACCURACY AND/OR THE COMPLETENESS OF THE S&P 500 INDEX OR ANY DATA INCLUDED THEREIN AND S&P SHALL HAVE NO LIABILITY FOR ANY ERRORS, OMISSIONS, OR INTERRUPTIONS THEREIN. S&P MAKES NO WARRANTY, EXPRESS OR IMPLIED, AS TO RESULTS TO BE OBTAINED BY THE FUND OR ITS SHAREHOLDERS, OR ANY OTHER PERSON OR ENTITY FROM THE USE OF THE S&P 500 INDEX OR ANY DATA INCLUDED THEREIN. S&P MAKES NO EXPRESS OR IMPLIED WARRANTIES, AND EXPRESSLY DISCLAIMS ALL WARRANTIES OF MERCHANTABILITY OR FITNESS FOR A PARTICULAR PURPOSE OR USE WITH RESPECT TO THE S&P 500 INDEX OR ANY DATA INCLUDED THEREIN. WITHOUT LIMITING ANY OF THE FOREGOING, IN NO EVENT SHALL S&P HAVE ANY LIABILITY FOR ANY SPECIAL, PUNITIVE, INDIRECT, OR CONSEQUENTIAL DAMAGES (INCLUDING LOST PROFITS), EVEN IF NOTIFIED OF THE POSSIBILITY OF SUCH DAMAGES.



Additional Services
Dollar Cost Averaging (DCA) - You may systematically transfer, on a monthly basis or in accordance with other terms we make available, amounts from certain subaccounts, or the fixed side (if available) of the contract into the subaccounts or in accordance with other terms we make available. You may elect to participate in the DCA program at the time of application or at anytime before the annuity commencement date by completing an election form available from us. The minimum amount to be dollar cost averaged is $2,000 over any period between six and 60 months. Once elected, the program will remain in effect until the earlier of:
 o the annuity commencement date;
 o the value of the amount being DCA'd is depleted; or

 o you cancel the program by written request or by telephone if we have your telephone authorization on file.

We reserve the right to restrict access to this program at any time.

A transfer made as part of this program is not considered a transfer for purposes of limiting the number of transfers that may be made, or assessing any charges or market value adjustment which may apply to transfers. Upon receipt of an additional purchase payment allocated to the DCA fixed account, the existing program duration will be extended to reflect the end date of the new DCA program. However, the existing interest crediting rate will not be extended. The existing interest crediting rate will expire at its originally scheduled expiration date and the value remaining in the DCA account from the original amount as well as any additional purchase payments will be credited with interest at the standard DCA rate at the time. We reserve the right to discontinue this program at any time. DCA does not assure a profit or protect against loss.

Automatic Withdrawal Service (AWS) - AWS provides an automatic, periodic withdrawal of contract value to you. AWS may take place on either a monthly, quarterly, semi-annual or annual basis, as selected by the contractowner. You may elect to participate in AWS at the time of application or at any time before the annuity commencement date by sending a written request to us. The minimum contract value required to establish AWS is $10,000. You may cancel or make changes to your AWS program at any time by sending a written request to us. If telephone authorization has been elected, certain changes may be made by telephone. Notwithstanding the requirements of the program, any withdrawal must be permitted under Section 401(a)(9) of the IRC for qualified plans or permitted under Section 72 of the IRC for non-qualified contracts. To the extent that withdrawals under AWS do not qualify for an exemption from the contingent deferred sales charge, we will assess any applicable surrender charges on those withdrawals. See Contingent deferred sales charges.

Cross Reinvestment Program/Earnings Sweep Program - Under this option, account value in a designated variable subaccount of the contract that exceeds a certain baseline amount is automatically transferred to another specific variable subaccount(s) of the contract at specific intervals. You may elect to participate in the cross reinvestment program at the time of application or at any time before the annuity commencement date by sending a written request to us or by telephone if we have your telephone authorization on file. You designate the holding account, the receiving account(s), and the baseline amount. Cross reinvestment will continue until we receive authorization to terminate the program.

The minimum holding account value required to establish cross-reinvestment is $10,000. A transfer under this program is not considered a transfer for purposes of limiting the number of transfers that may be made. We reserve the right to discontinue this service at any time.


Portfolio Rebalancing - Portfolio rebalancing is an option, which, if elected by the contractowner, restores to a pre-determined level the percentage of the contract value, allocated to each variable subaccount. This pre-determined level will be the allocation initially selected when the contract was purchased, unless subsequently changed. The portfolio rebalancing allocation may be changed at any time by submitting a written request to us. If portfolio rebalancing is elected, all purchase payments allocated to the variable subaccounts must be subject to portfolio rebalancing. Portfolio rebalancing may take place on either a monthly, quarterly, semi-annual or annual basis, as selected by the contractowner. The contractowner may terminate the portfolio rebalancing program or re-enroll at any time by sending a written request to us. If telephone authorization has been elected, the contractowner may make these elections by phone. The portfolio rebalancing program is not available following the annuity commencement date.



Other Information
Due to differences in redemption rates, tax treatment or other considerations, the interests of contractowners under the variable life accounts could conflict with those of contractowners under the VAA. In those cases, where assets from variable life and variable annuity separate accounts are invested in the same fund(s) (i.e., where mixed funding occurs), the Boards of Directors of the fund involved will monitor for any material conflicts and determine what action, if any, should be taken. If it becomes necessary for any separate account to replace shares of any fund with another investment, that fund may have to liquidate securities on a disadvantageous basis. Refer to the prospectus for each fund for more information about mixed funding.



Financial Statements
The December 31, 2009 financial statements of the VAA and the December 31, 2009 financial statements of Lincoln New York appear on the following pages.

                         Prospectus 2

Lincoln ChoicePlus IISM Access
Lincoln New York Account N
for Variable Annuities
Individual Variable Annuity Contracts

Home Office:
Lincoln Life & Annuity Company of New York
100 Madison Street, Suite 1860
Syracuse, NY 13202
www.LincolnFinancial.com

Servicing Office:
Lincoln Life & Annuity Company of New York
PO Box 2348
Fort Wayne, IN 46801-2348
1-888-868-2583

This prospectus describes an individual flexible premium deferred variable annuity contract that is issued by Lincoln Life & Annuity Company of New York. This prospectus is primarily for use with nonqualified plans and qualified retirement plans under Sections 408 (IRAs) and 408A (Roth IRAs) of the tax code. Generally, you do not pay federal income tax on the contract's growth until it is paid out. Qualified retirement plans already provide for tax deferral. Therefore, there should be reasons other than tax deferral for acquiring the contract within a qualified plan. The contract is designed to accumulate contract value and to provide retirement income that you cannot outlive or for an agreed upon time. These benefits may be a variable or fixed amount, if available, or a combination of both. If you die before the annuity commencement date, we will pay your beneficiary a death benefit. In the alternative, you generally may choose to receive a death benefit upon the death of the annuitant.

The minimum initial purchase payment for the contract is $10,000. Additional purchase payments may be made to the contract and must be at least $100 per payment ($25 if transmitted electronically), and at least $300 annually.

Except as noted below, you choose whether your contract value accumulates on a variable or a fixed (guaranteed) basis or both. Your contract may not offer a fixed account or if permitted by your contract, we may discontinue accepting purchase payments or transfers into the fixed side of the contract at any time. If your purchase payments are in the fixed account, we guarantee your principal and a minimum interest rate. For the life of your contract or during certain periods, we may impose restrictions on the fixed account. The fixed account is not available on contracts issued after September 30, 2003. Also, an interest adjustment may be applied to any withdrawal, surrender or transfer from the fixed account before the expiration date of a guaranteed period.

All purchase payments for benefits on a variable basis will be placed in Lincoln New York Account N for Variable Annuities (variable annuity account [VAA]). The VAA is a segregated investment account of Lincoln New York. You take all the investment risk on the contract value and the retirement income for amounts placed into one or more of the contract's variable options. If the subaccounts you select make money, your contract value goes up; if they lose money, it goes down. How much it goes up or down depends on the performance of the subaccounts you select. We do not guarantee how any of the variable options or their funds will perform. Also, neither the U.S. Government nor any federal agency insures or guarantees your investment in the contract. The contracts are not bank deposits and are not endorsed by any bank or government agency.

The available funds are listed below:

AIM Variable Insurance Funds (Invesco Variable Insurance Funds) (Series II):
     Invesco V.I. Capital Appreciation Fund*
     (formerly AIM V.I. Capital Appreciation Fund)
     Invesco V.I. Core Equity Fund*
     (formerly AIM V.I. Core Equity Fund)
     Invesco V.I. International Growth Fund*
     (formerly AIM V.I. International Growth Fund)

AllianceBernstein Variable Products Series Fund (Class B):
     AllianceBernstein VPS Global Thematic Growth Portfolio AllianceBernstein VPS Growth and Income Portfolio AllianceBernstein VPS International Value Portfolio AllianceBernstein VPS Large Cap Growth Portfolio* AllianceBernstein VPS Small/Mid Cap Value Portfolio
American Century Investments Variable Products (Class II):
     American Century Investments VP Inflation Protection Fund

American Funds Insurance SeriesSM (Class 2):
   American Funds Global Growth Fund
     American Funds Global Small Capitalization Fund
     American Funds Growth Fund
     American Funds Growth-Income Fund
     American Funds International Fund
BlackRock Variable Series Funds, Inc. (Class III):
     BlackRock Global Allocation V.I. Fund
Delaware VIP Trust (Service Class):
   Delaware VIP Diversified Income Series
   Delaware VIP Emerging Markets Series
     Delaware VIP High Yield Series
     Delaware VIP Limited-Term Diversified Income Series
     Delaware VIP REIT Series
     Delaware VIP Small Cap Value Series
     Delaware VIP Trend Series
     Delaware VIP U.S. Growth Series
     Delaware VIP Value Series
DWS Investments VIT Funds (Class A):
     DWS Equity 500 Index VIP
     DWS Small Cap Index VIP
DWS Variable Series II (Class B):
     DWS Alternative Asset Allocation Plus VIP Portfolio
Fidelity (Reg. TM) Variable Insurance Products (Service Class 2):
     Fidelity (Reg. TM) VIP Contrafund (Reg. TM) Portfolio
     Fidelity (Reg. TM) VIP Equity-Income Portfolio*
     Fidelity (Reg. TM) VIP Growth Portfolio
     Fidelity (Reg. TM) VIP Mid Cap Portfolio
     Fidelity (Reg. TM) VIP Overseas Portfolio
Franklin Templeton Variable Insurance Products Trust (Class 2):
     FTVIPT Franklin Income Securities Fund
     FTVIPT Franklin Small-Mid Cap Growth Securities Fund
     FTVIPT Mutual Shares Securities Fund
     FTVIPT Templeton Global Bond Securities Fund
     FTVIPT Templeton Growth Securities Fund
Janus Aspen Series (Service Class):
     Janus Aspen Balanced Portfolio*
     Janus Aspen Enterprise Portfolio*
     Janus Aspen Worldwide Portfolio*
Lincoln Variable Insurance Products Trust (Standard Class):
     LVIP Delaware Bond Fund
     LVIP Delaware Foundation Aggressive Allocation Fund
     LVIP Delaware Social Awareness Fund
     LVIP Janus Capital Appreciation Fund
     LVIP Mondrian International Value Fund
     LVIP Money Market Fund
     LVIP T. Rowe Price Structured Mid-Cap Growth Fund

Lincoln Variable Insurance Products Trust (Service Class):
     LVIP Baron Growth Opportunities Fund
     LVIP Capital Growth Fund
     LVIP Cohen & Steers Global Real Estate Fund
     LVIP Columbia Value Opportunities Fund
     LVIP Delaware Growth and Income Fund
     LVIP Delaware Special Opportunities Fund
     LVIP Global Income Fund
     LVIP Marsico International Growth Fund
     LVIP MFS Value Fund
     LVIP Mid-Cap Value Fund
     LVIP SSgA Bond Index Fund
     LVIP SSgA Developed International 150 Fund
     LVIP SSgA Emerging Markets 100 Fund
     LVIP SSgA International Index Fund
     LVIP SSgA Large Cap 100 Fund
     LVIP SSgA Small/Mid Cap 200 Fund
     LVIP SSgA S&P 500 Index Fund**
     LVIP SSgA Small-Cap Index Fund
     LVIP T. Rowe Price Growth Stock Fund
     LVIP Templeton Growth Fund
     LVIP Turner Mid-Cap Growth Fund
     LVIP Wells Fargo Intrinsic Value Fund*
     (formerly LVIP FI Equity-Income Fund)
     LVIP Wilshire 2010 Profile Fund
     LVIP Wilshire 2020 Profile Fund
     LVIP Wilshire 2030 Profile Fund
     LVIP Wilshire 2040 Profile Fund
     LVIP Wilshire Aggressive Profile Fund
     LVIP Wilshire Conservative Profile Fund
     LVIP Wilshire Moderate Profile Fund
     LVIP Wilshire Moderately Aggressive Profile Fund
MFS (Reg. TM) Variable Insurance TrustSM (Service Class):
     MFS (Reg. TM) VIT Core Equity Series*
     MFS (Reg. TM) VIT Growth Series
     MFS (Reg. TM) VIT Total Return Series
     MFS (Reg. TM) VIT Utilities Series
Neuberger Berman Advisers Management Trust (I Class):
     Neuberger Berman AMT Mid-Cap Growth Portfolio
     Neuberger Berman AMT Regency Portfolio
PIMCO Variable Insurance Trust (Advisor Class):
     PIMCO VIT CommodityRealReturn (Reg. TM) Strategy Portfolio
Putnam Variable Trust (Class IB):
     Putnam VT Global Health Care Fund*
     Putnam VT Growth & Income Fund*

*Not all funds are available in all contracts. Refer to Description of Funds for specific information regarding the availability of funds.

**"S&P 500" is a trademark of The McGraw-Hill Companies, Inc. and has been licensed for use by Lincoln Variable Insurance Products Trust and its affiliates. The product is not sponsored, endorsed, sold or promoted by Standard & Poor's and Standard & Poor's makes no representation regarding the advisability of purchasing the product. (Please see the Statement of Additional Information which sets forth additional disclaimers and limitations of liability on behalf of S&P.)


This prospectus gives you information about the contracts that you should know before you decide to buy a contract and make purchase payments. You should also review the prospectuses for the funds that accompany this prospectus, and keep all prospectuses for future reference.

Neither the SEC nor any state securities commission has approved this contract or determined that this prospectus is accurate or complete. Any representation to the contrary is a criminal offense.

More information about the contracts is in the current Statement of Additional Information (SAI), dated the same date as this prospectus. The SAI is incorporated by reference into this prospectus and is legally part of this prospectus. For a free copy of the SAI, write: Lincoln Life & Annuity Company of New York, PO Box 2348, Fort Wayne, IN 46801-2348, or call 1-888-868-2583.
The SAI and other information about Lincoln New York and the VAA are also available on the SEC's website (http://www.sec.gov). There is a table of contents for the SAI on the last page of this prospectus.

May 1, 2010

Table of Contents



Item                                                          Page
Special Terms                                                  4
Expense Tables                                                 6
Summary of Common Questions                                    8
Lincoln Life & Annuity Company of New York                    11
Variable Annuity Account (VAA)                                11
Investments of the Variable Annuity Account                   12
Charges and Other Deductions                                  17
The Contracts                                                 22
 Purchase Payments                                            22
 Transfers On or Before the Annuity Commencement Date         23
 Surrenders and Withdrawals                                   26
 Death Benefit                                                28
 Investment Requirements                                      31
 Living Benefit Riders                                        33
 Lincoln Lifetime IncomeSM Advantage                          33
 Lincoln SmartSecurity (Reg. TM) Advantage                    40
 i4LIFE (Reg. TM) Advantage                                   46
 Guaranteed Income Benefit with i4LIFE (Reg. TM) Advantage    50
 4LATER (Reg. TM) Advantage                                   52
 Annuity Payouts                                              56
 Fixed Side of the Contract                                   58
Distribution of the Contracts                                 60
Federal Tax Matters                                           62
Additional Information                                        66
 Voting Rights                                                66
 Return Privilege                                             67
 Other Information                                            67
 Legal Proceedings                                            67
Contents of the Statement of Additional Information (SAI)
for Lincoln New York Account N for Variable Annuities         68
Appendix A - Condensed Financial Information                  A-1

Special Terms
In this prospectus, the following terms have the indicated meanings:

4LATER (Reg. TM) Advantage or 4LATER (Reg. TM) - An option that provides an Income Base during the accumulation period, which can be used to establish a Guaranteed Income Benefit with i4LIFE (Reg. TM) Advantage in the future.

Account or variable annuity account (VAA) - The segregated investment account, Account N, into which we set aside and invest the assets for the variable side of the contract offered in this prospectus.

Account Value - Under i4LIFE (Reg. TM) Advantage, the initial Account Value is the contract value on the valuation date that i4LIFE (Reg. TM) Advantage is effective, less any applicable premium taxes. During the Access Period, the Account Value equals the initial Account Value plus investment gains minus losses, regular income payments, Guaranteed Income Benefit payments, and withdrawals.

Accumulation unit - A measure used to calculate contract value for the variable side of the contract before the annuity commencement date and to calculate the i4LIFE (Reg. TM) Advantage Account Value during the Access Period.

Annuitant - The person upon whose life the annuity benefit payments are based, and upon whose life a death benefit may be paid.

Annuity commencement date - The valuation date when funds are withdrawn or converted into annuity units or fixed dollar payout for payment of retirement income benefits under the annuity payout option you select.

Annuity payout - An amount paid at regular intervals after the annuity commencement date under one of several options available to the annuitant and/or any other payee. This amount may be paid on a variable or fixed basis, or a combination of both.

Annuity unit - A measure used to calculate the amount of annuity payouts for the variable side of the contract after the annuity commencement date. See Annuity Payouts.

Beneficiary - The person you choose to receive any death benefit paid if you die before the annuity commencement date.

Contractowner (you, your, owner) - The person who can exercise the rights within the contract (decides on investment allocations, transfers, payout option, designates the beneficiary, etc.). Usually, but not always, the contractowner is the annuitant.

Contract value (may be referenced to as account value in marketing materials) - At a given time before the annuity commencement date, the total value of all accumulation units for a contract plus the value of the fixed side of the contract, if any.

Contract year - Each one-year period starting with the effective date of the contract and starting with each contract anniversary after that.

Death benefit - Before the annuity commencement date, the amount payable to your designated beneficiary if the contractowner dies or, if selected, to the contractowner if the annuitant dies. See The Contracts - Death Benefit for a description of the various death benefit options.

Good Order - The actual receipt at our Servicing Office of the requested transaction in writing or by other means we accept, along with all information and supporting legal documentation necessary to effect the transaction. The forms we provide will identify the necessary documentation. We may, in our sole discretion, determine whether any particular transaction request is in good order, and we reserve the right to change or waive any good order requirements at any time.

Guaranteed Income Benefit - An option that provides a guaranteed minimum payout floor for the i4LIFE (Reg. TM) Advantage regular income payments. The calculation of the Guaranteed Income Benefit or the features applicable to the Guaranteed Income Benefit may vary based on the rider provisions applicable to certain contractowners.

i4LIFE (Reg. TM) Advantage - An income program which combines periodic variable lifetime income payments with the ability to make withdrawals during a defined period.

Lincoln New York (we, us, our) - Lincoln Life & Annuity Company of New York
(LNY)

Lincoln Lifetime IncomeSM Advantage - Provides minimum guaranteed lifetime periodic withdrawals that may increase.

Lincoln SmartSecurity (Reg. TM) Advantage - Provides minimum guaranteed periodic withdrawals (for life, if the 1 Year Automatic Step-Up option is chosen), regardless of the investment performance of the contract and provided certain conditions are met, that may increase due to subsequent purchase payments and step-ups.

Living Benefit - A general reference to certain riders that may be available for purchase that provide some type of a minimum guarantee while you are alive. These riders are the Lincoln Smart Security (Reg. TM) Advantage, Lincoln Lifetime Income AdvantageSM, 4LATER (Reg. TM) Advantage and i4LIFE (Reg. TM) Advantage (with or without the Guaranteed Income Benefit). If you select a Living Benefit rider, excess withdrawals may have adverse effects on the benefit, and you may be subject to Investment Requirements.

Purchase payments - Amounts paid into the contract.

Subaccount - The portion of the VAA that reflects investments in accumulation and annuity units of a class of a particular fund available under the contracts. There is a separate subaccount which corresponds to each class of a fund.

Valuation date - Each day the New York Stock Exchange (NYSE) is open for trading.

Valuation period - The period starting at the close of trading (currently 4:00 p.m. New York time) on each day that the NYSE is open for trading (valuation date) and ending at the close of such trading on the next valuation date.

Expense Tables
The following tables describe the fees and expenses that you will pay when buying, owning, and surrendering the contract.

The first table describes the fees and expenses that you will pay at the time that you buy the contract, surrender the contract, or transfer contract value between investment options and/or the fixed account. State premium taxes may also be deducted.


Contractowner Transaction Expenses:



  o   Transfer charge      $ 25*

* The transfer charge will not be imposed on the first 12 transfers during a contract year. We reserve the right to charge a $25 fee for the 13th and each additional transfer during any contract year, excluding automatic dollar cost averaging, portfolio rebalancing and cross reinvestment transfers.


We may apply an interest adjustment to amounts being withdrawn, surrendered or transferred from a guaranteed period account only (except for dollar cost averaging, portfolio rebalancing, cross-reinvestment, withdrawals up to the Maximum Annual Withdrawal amount under the Lincoln SmartSecurity (Reg. TM) Advantage and regular income payments under i4LIFE (Reg. TM) Advantage). See Fixed Side of the Contract.

The next table describes the fees and expenses that you will pay periodically during the time that you own the contract, not including fund fees and expenses.

Annual Account Fee: $30*

Separate Account Annual Expenses (as a percentage of average daily net assets in the subaccounts):


                                           With Enhanced              Guarantee of
                                           Guaranteed Minimum         Principal Death
                                           Death Benefit (EGMDB)      Benefit (GOP)
                                           -----------------------    ----------------
o   Mortality and expense risk charge              1.50%                   1.40%
o   Administrative charge                          0.15%                   0.15%
                                                    ----                    ----
o   Total annual charge for each
    subaccount                                     1.65%                   1.55%

* We do not assess the account fee on contracts issued prior to October 1, 2003. The account fee will be waived if your contract value is $50,000 or more at the end of any particular year. The account fee will be waived after the fifteenth contract year.


Optional Rider Charges:


Lincoln Lifetime IncomeSM Advantage:

                                   Lincoln Lifetime IncomeSM
                                           Advantage
                                  --------------------------
o   Guaranteed maximum annual
    percentage charge*                      1.50%
o   Current annual percentage
    charge* **                              0.90%

*The annual percentage charge is assessed against the Guaranteed Amount (initial purchase payment or contract value at the time of election) as increased for subsequent purchase payments, Automatic Annual Step-ups, 5% Enhancements, and the 200% Step-up (if applicable to your contract) and decreased for withdrawals. These changes to the Guaranteed Amount are discussed below. This charge is deducted from the contract value on a quarterly basis. See Charges and Other Deductions for further information.

**For riders purchased before January 20, 2009, the current annual percentage charge will increase from 0.75% to 0.90% upon the earlier of (a) the next Automatic Annual Step-up of the Guaranteed Amount or (b) the next Benefit Year anniversary if cumulative purchase payments received after the first Benefit Year anniversary equal or exceed $100,000.


Lincoln SmartSecurity (Reg. TM) Advantage:


                                Lincoln SmartSecurity (Reg. TM)
                                  Advantage - 5 Year Elective
                                       Step-Up option+ **
                               ---------------------------------
o   Guaranteed maximum annual
    percentage charge*                      0.95%
o   Current annual percentage
    charge*                                 0.65%



      Lincoln SmartSecurity (Reg. TM)    Lincoln SmartSecurity (Reg. TM)
        Advantage - 1 Year Automatic      Advantage - 1 Year Automatic
               Step-Up option                    Step-Up option
     - Single Life (and prior version)            - Joint Life
    ----------------------------------- --------------------------------
o
                  1.50%                              1.50%
o
                  0.65%                              0.80%

*The annual percentage charge is assessed against the Guaranteed Amount (initial purchase payment or contract value at the time of election) as increased for subsequent purchase payments, and step-ups and decreased for withdrawals. This charge is deducted from the contract value on a quarterly basis. See Charges and Other Deductions for further information.

**For riders purchased before January 20, 2009, the current annual percentage charge will increase from 0.45% to 0.65% upon the next election of a step-up of the Guaranteed Amount.

+As of January 16, 2009, the Lincoln SmartSecurity (Reg. TM)Advantage - 5 Year Elective Step-up option is no longer available for purchase.



4LATER (Reg. TM) Advantage:




  o   Guaranteed maximum annual percentage charge*      1.50%
  o   Current annual percentage charge* **              0.65%

*The annual percentage charge for the 4LATER (Reg. TM) Advantage is multiplied by the Income Base (initial purchase payment or contract value at the time of election) as increased for subsequent purchase payments, automatic 15% Enhancements, and Resets and decreased for withdrawals. The 4LATER (Reg. TM) Advantage charge is deducted from the subaccounts on a quarterly basis.

**For riders purchased before January 20, 2009, the current annual percentage charge will increase from 0.50% to 0.65% upon the next election to reset the Income Base.


The next table describes charges that apply only when i4LIFE (Reg. TM) Advantage is in effect. The charge for any Guaranteed Income Benefit, if elected, is added to the i4LIFE (Reg. TM) Advantage charge and the total is deducted from your average daily Account Value.

i4LIFE (Reg. TM) Advantage Payout Phase (On and After the Periodic Income Commencement Date):


i4LIFE (Reg. TM) Advantage (as a daily percentage of average Account Value):

                                              Enhanced Guaranteed      Guarantee of
                                              Minimum Death            Principal Death
                                              Benefit (EGMDB)          Benefit             Account Value Death Benefit
                                              ---------------------    ----------------    ----------------------------
o   Annual charge                                    2.10%                  1.95%                     1.90%
o   Guaranteed Income Benefit Charge                 1.50%*                 1.50%*                    1.50%*
                                                      ----                   ----                      ----
o   Total i4LIFE (Reg. TM) Advantage with
    Guaranteed Income Benefit Charge                 3.60%                  3.45%                     3.40%

*The charge shown is the guaranteed maximum annual percentage charge. The current percentage charge is 0.50%.

Purchasers of Lincoln Lifetime IncomeSM Advantage are guaranteed the ability in the future to purchase i4LIFE (Reg. TM) Advantage with the Guaranteed Income Benefit and may purchase the Guaranteed Income Benefit at or below the guaranteed maximum charge that is in effect on the date that they purchase the Lincoln Lifetime IncomeSM Advantage.

Optional Rider Charges:


4LATER (Reg. TM) Advantage Guaranteed Income Benefit (as a daily percentage of average Account Value):



  o   Guaranteed maximum annual percentage charge      1.50%
  o   Current annual percentage charge                 0.65%*,**

For example, if you purchase the i4LIFE (Reg. TM) Advantage EGMDB for 2.10% with the 4LATER (Reg. TM) Advantage Guaranteed Income Benefit at a maximum charge of 1.50%, your total annual charge is 3.60% (as a daily percentage of average account value).

*The percentage charge will change to the current charge in effect upon election of a new step-up period, not to exceed the guaranteed maximum charge.

**For riders purchased before January 20, 2009, the current annual percentage charge will increase from 0.50% to 0.65% upon the next election to reset the Income Base.


The next table describes the separate account annual expenses (as a percentage of average daily net assets in the subaccounts) you pay on and after the Annuity Commencement Date:



  o   Mortality and expense risk charge and Administrative charge      1.40%

The next item shows the minimum and maximum total annual operating expenses charged by the funds that you may pay periodically during the time that you own the contract. The expenses are for the year ended December 31, 2009. More detail concerning each fund's fees and expenses is contained in the prospectus for each fund.

                                                    Maximum      Minimum
                                                   ---------    --------
Total Annual Fund Operating Expenses
(expenses that are deducted from fund assets,
including management fees, distribution and/or
service (12b-1) fees, and other expenses):         5.32%        0.32%
Net Total Annual Fund Operating Expenses
(after contractual waivers/reimbursements):        1.84%        0.32%

EXAMPLES

This Example is intended to help you compare the cost of investing in the contract with the cost of investing in other variable annuity contracts. These costs include contractowner transaction expenses, contract fees, separate account annual expenses, and fund fees and expenses.

The Example assumes that you invest $10,000 in the contract for the time periods indicated. The Example also assumes that your investment has a 5% return each year, the maximum fees and expenses of any of the funds and that the EGMDB and Lincoln Lifetime IncomeSM Advantage at the guaranteed maximum charge are in effect. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:


1) If you surrender your contract at the end of the applicable time period:



 1 year   3 years   5 years   10 years
-------- --------- --------- ---------
   $843   $2,511    $4,158    $8,225

2) If you annuitize or do not surrender your contract at the end of the applicable time period:



 1 year   3 years   5 years   10 years
-------- --------- --------- ---------
   $843   $2,511    $4,158    $8,225

For more information, see Charges and Other Deductions in this prospectus, and the prospectuses for the funds. Premium taxes may also apply, although they do not appear in the examples. Different fees and expenses not reflected in the examples may be imposed during a period in which regular income payments or annuity payouts are made. See The Contracts - i4LIFE (Reg. TM) Advantage, Guaranteed Income Benefit with i4LIFE (Reg. TM) Advantage, 4LATER (Reg. TM) Guaranteed Income Benefit and Annuity Payouts. These examples should not be considered a representation of past or future expenses. Actual expenses may be more or less than those shown.

Certain underlying funds have reserved the right to impose fees when fund shares are redeemed within a specified period of time of purchase ("redemption fees"). As of the date of this prospectus, none have done so. See The Contracts
- Market Timing for a discussion of redemption fees.

For information concerning compensation paid for the sale of the contracts, see Distribution of the Contracts.



Summary of Common Questions
What kind of contract am I buying? It is an individual variable or fixed and/or interest adjusted, if applicable, annuity contract between you and Lincoln New York. This prospectus primarily describes the variable side of the contract. See The Contracts.

What is the variable annuity account (VAA)? It is a separate account we established under New York insurance law, and registered with the SEC as a unit investment trust. VAA assets are allocated to one or more subaccounts, according to your investment choices. VAA assets are not chargeable with liabilities arising out of any other business which we may conduct. See Variable Annuity Account.

What are Asset Allocation Models? Asset allocation models are designed to assist you in deciding how to allocate your purchase payments among the various subaccounts. Each model provides a diversified investment portfolio by combining different asset classes to help it reach its stated investment goal. See The Contracts - Asset Allocation Models.

What are Investment Requirements? If you elect one of the following riders:
Lincoln Lifetime IncomeSM Advantage, 4LATER (Reg. TM) Advantage, the Lincoln SmartSecurity (Reg. TM) Advantage, or i4LIFE (Reg. TM) Advantage with the Guaranteed Income Benefit, you will be subject to certain requirements for your subaccount investments. You will be limited in how much you can invest in certain subaccounts. See The Contracts - Investment Requirements.

What are my investment choices? Based upon your instruction for purchase payments, the VAA applies your purchase payments to buy shares in one or more of the investment options. In turn, each fund holds a portfolio of securities consistent with its investment policy. See Investments of the Variable Annuity Account - Description of the Funds.

Who invests my money? Several different investment advisers manage the investment options. See Investments of the Variable Annuity Account - Description of the Funds.

How does the contract work? If we approve your application, we will send you a contract. When you make purchase payments during the accumulation phase, you buy accumulation units. If you decide to receive an annuity payout, your accumulation units are converted to annuity units. Your annuity payouts will be based on the number of annuity units you receive and the value of each annuity unit on payout days. See The Contracts.

What charges do I pay under the contract? We apply a charge to the daily net asset value of the VAA that consists of a mortality and expense risk charge according to the death benefit you select. There is an administrative charge in addition to the mortality and expense risk charge. See Charges and Other Deductions.

We will deduct any applicable premium tax from purchase payments or contract value unless the governmental entity dictates otherwise at the time the tax is incurred or at another time we choose. We reserve the right to charge a $25 fee for the 13th and each additional transfer during any contract year, excluding automatic dollar cost averaging, portfolio rebalancing and cross-reinvestment transfers. The transfer charge will not be imposed on the first 12 transfers during the contract year.

See Expense Tables and Charges and Other Deductions for additional fees and expenses in these contracts.

The funds' investment management fees, expenses and expense limitations, if applicable, are more fully described in the prospectuses for the funds.

The surrender, withdrawal or transfer of value from a fixed account guaranteed period may be subject to the interest adjustment, if applicable. See Fixed Side of the Contract.

Charges may also be imposed during the regular income or annuity payout period, including i4LIFE (Reg. TM) Advantage, if elected. See The Contracts and Annuity Payouts.

For information about the compensation we pay for sales of contracts, see The Contracts - Distribution of the Contracts.

What purchase payments do I make, and how often? Subject to the minimum and maximum payment amounts, your payments are completely flexible. See The Contracts - Purchase Payments.

How will my annuity payouts be calculated? If you decide to annuitize, you may select an annuity option and start receiving annuity payouts from your contract as a fixed option or variable option or a combination of both. See Annuity Payouts - Annuity Options. Remember that participants in the VAA benefit from any gain, and take a risk of any loss, in the value of the securities in the funds' portfolios.

What happens if I die before I annuitize? Your beneficiary will receive death benefit proceeds based upon the death benefit you select. Your beneficiary has options as to how the death benefit is paid. In the alternative, you may choose to receive a death benefit on the death of the annuitant. See The Contracts - Death Benefit.

May I transfer contract value between variable options and between the variable and fixed sides of the contract? Yes, subject to currently effective restrictions. For example, transfers made before the annuity commencement date are generally restricted to no more than twelve (12) per contract year. If permitted by your contract, we may discontinue accepting transfers into the fixed side of the contract at any time. See The Contracts - Transfers On or Before the Annuity Commencement Date and Transfers After the Annuity Commencement Date.

What are Living Benefit Riders? Living Benefit riders are optional riders available to purchase for an additional fee. These riders provide different types of minimum guarantees if you meet certain conditions. These riders are the Lincoln SmartSecurity (Reg. TM) Advantage and Lincoln Lifetime IncomeSM Advantage (both of which are withdrawal benefit riders) and 4LATER (Reg. TM) Advantage and i4LIFE (Reg. TM) Advantage (with or without the Guaranteed Income Benefit) (both of which are annuity payout riders). If you select a Living Benefit rider, excess withdrawals may have adverse effects on the benefit (especially during times of poor investment performance), and you will be subject to Investment Requirements (unless you elect i4LIFE (Reg. TM) Advantage without the Guaranteed Income Benefit). These riders are discussed in detail in this prospectus. In addition, there is an overview of these riders that is provided with this prospectus.

What is Lincoln Lifetime IncomeSM Advantage? Lincoln Lifetime IncomeSM Advantage is a rider that you may purchase for an additional charge on or after you have reached age 60 and which provides minimum guaranteed, periodic withdrawals for your life regardless of the investment performance of the contract provided certain conditions are met. Withdrawals are based on the Guaranteed Amount which is equal to the initial purchase payment (or contract value if elected after contract issue). The Guaranteed Amount is not available as a separate benefit upon death or surrender and is increased by subsequent purchase payments, Automatic Annual Step-ups, the 5% Enhancements, and the Step-up to 200% (if applicable to your contract) of the initial Guaranteed Amount and is decreased by withdrawals in accordance with provisions described later in this prospectus. See The Contracts-Lincoln Lifetime

IncomeSM Advantage. You may not simultaneously elect Lincoln Lifetime IncomeSM Advantage and another one of the Living Benefit riders. By electing this rider you will be subject to Investment Requirements. See The Contracts - Investment Requirements.

What is the Lincoln SmartSecurity (Reg. TM) Advantage? This benefit, which may be available for purchase at an additional charge, provides a Guaranteed Amount equal to the initial purchase payment (or contract value at the time of election) as adjusted. You may access this benefit through periodic withdrawals. Excess withdrawals will adversely affect the Guaranteed Amount. You cannot simultaneously elect Lincoln SmartSecurity (Reg. TM) Advantage with any other Living Benefit rider. By electing this benefit, you will be subject to Investment Requirements. See The Contracts - Lincoln SmartSecurity (Reg. TM) Advantage.

What is i4LIFE (Reg. TM) Advantage? i4LIFE (Reg. TM) Advantage is an income program, available for purchase at an additional charge, that provides periodic variable lifetime income payments, a death benefit, and the ability to make withdrawals during a defined period of time (Access Period). For an additional charge, you may purchase a minimum payout floor, the Guaranteed Income Benefit. We assess a charge, imposed only during the i4LIFE (Reg. TM) Advantage payout phase, based on the i4LIFE (Reg. TM) Advantage death benefit you choose and whether or not the Guaranteed Income Benefit is in effect.

What is the Guaranteed Income Benefit? The Guaranteed Income Benefit provides a minimum payout floor for your i4LIFE (Reg. TM) regular income payments. The i4LIFE (Reg. TM) Guaranteed Income Benefit is purchased when you elect i4LIFE (Reg. TM) Advantage or any time during the Access Period subject to terms and conditions at that time. 4LATER (Reg. TM) Advantage, Lincoln Smart Security (Reg. TM) Advantage and Lincoln Lifetime IncomeSM Advantage have features that may be used to establish the amount of the Guaranteed Income Benefit. 4LATER (Reg. TM) Advantage is purchased prior to the time you elect i4LIFE (Reg. TM) Advantage and provides a guaranteed value, the Income Base, which can be used to establish the Guaranteed Income Benefit floor in the future. The i4LIFE (Reg. TM) Guaranteed Income Benefit does not have an Income Base; the minimum floor is based on the contract value at the time you elect i4LIFE (Reg. TM) with the Guaranteed Income Benefit. You may use your Guaranteed Amount from Lincoln Smart Security (Reg. TM) Advantage or Lincoln Lifetime IncomeSM Advantage to establish the Guaranteed Income Benefit at the time you terminate Lincoln Smart Security (Reg. TM) Advantage or Lincoln Lifetime IncomeSM Advantage to purchase i4LIFE (Reg. TM) Advantage. By electing this benefit, you will be subject to Investment Requirements. See The Contracts - i4LIFE (Reg.
TM) Advantage Guaranteed Income Benefit, 4LATER (Reg. TM) Advantage Guaranteed Income Benefit, and Lincoln Lifetime IncomeSM Advantage - i4LIFE (Reg. TM) Advantage option.

What is 4LATER (Reg. TM) Advantage? 4LATER (Reg. TM) Advantage, which may be available for purchase at an additional charge, is a way to guarantee today a minimum payout floor (a Guaranteed Income Benefit) in the future for the i4LIFE (Reg. TM) Advantage regular income payments. 4LATER (Reg. TM) Advantage provides an initial Income Base that is guaranteed to increase at a specified percentage over the accumulation period of the annuity. By electing this benefit, you will be subject to Investment Requirements. See The Contracts - 4LATER (Reg. TM) Advantage.

May I surrender the contract or make a withdrawal? Yes, subject to contract requirements and to the restrictions of any qualified retirement plan for which the contract was purchased. See The Contracts - Surrenders and Withdrawals. A portion of surrender or withdrawal proceeds may be taxable. In addition, if you decide to take a distribution before age 591/2, a 10% Internal Revenue Service
(IRS) tax penalty may apply. A surrender or a withdrawal also may be subject to 20% withholding. See Federal Tax Matters.

Do I get a free look at this contract? Yes. You can cancel the contract within ten days of the date you first receive the contract. You need to return the contract, postage prepaid, to our Servicing office. You assume the risk of any market drop on purchase payments you allocate to the variable side of the contract. See Return Privilege.

Where may I find more information about accumulation unit values? Appendix A to this prospectus provides more information about accumulation unit values.



Investment Results
At times, the VAA may compare its investment results to various unmanaged indices or other variable annuities in reports to shareholders, sales literature and advertisements. The results will be calculated on a total return basis for various periods. Total returns include the reinvestment of all distributions, which are reflected in changes in unit value. The money market subaccount's yield is based upon investment performance over a 7-day period, which is then annualized.

Note that there can be no assurance that any money market fund will be able to maintain a stable net asset value per share. During extended periods of low interest rates, and due in part to the contract fees and expenses, the yields of any subaccount investing in a money market fund may also become extremely low and possibly negative.

The money market yield figure and annual performance of the subaccounts are based on past performance and do not indicate or represent future performance.

Lincoln Life & Annuity Company of New York
Lincoln New York (the Company) is a stock life insurance company chartered in New Jersey in 1897 and redomesticated to New York on April 2, 2007. Lincoln New York is a subsidiary of The Lincoln National Life Insurance Company (Lincoln
Life). Lincoln Life is an Indiana-domiciled insurance corporation, engaged primarily in the direct issuance of life insurance contracts and annuities. Lincoln Life is wholly owned by Lincoln National Corporation (LNC), a publicly held insurance and financial services holding company incorporated in Indiana. Lincoln New York is obligated to pay all amounts promised to policy owners under the policies.

Depending on when you purchased your contract, you may be permitted to make allocations to the fixed account, which is part of our general account. See The Fixed Side of the Contract. In addition, any guarantees under the contract that exceed your contract value, such as those associated with death benefit options and Living Benefit riders are paid from our general account (not the VAA). Therefore, any amounts that we may pay under the contract in excess of contract value are subject to our financial strength and claims-paying ability and our long-term ability to make such payments. With respect to the issuance of the contracts, Lincoln New York does not file periodic financial reports with the SEC pursuant to the exemption for life insurance companies provided under Rule 12h-7 of the Securities Exchange Act of 1934.

We issue other types of insurance policies and financial products as well, and we also pay our obligations under these products from our assets in the general account. Moreover, unlike assets held in the VAA, the assets of the general account are subject to the general liabilities of the Company and, therefore, to the Company's general creditors. In the event of an insolvency or receivership, payments we make from our general account to satisfy claims under the contract would generally receive the same priority as our other contractowner obligations.

Our Financial Condition. Among the laws and regulations applicable to us as an insurance company are those which regulate the investments we can make with assets held in our general account. In general, those laws and regulations determine the amount and type of investments which we can make with general account assets.

In addition, state insurance regulations require that insurance companies calculate and establish on their financial statements, a specified amount of reserves in order to meet the contractual obligations to pay the claims of our policyholders. In order to meet our claims-paying obligations, we regularly monitor our reserves to ensure we hold sufficient amounts to cover actual or expected contract and claims payments. However, it is important to note that there is no guarantee that we will always be able to meet our claims paying obligations, and that there are risks to purchasing any insurance product.

State insurance regulators also require insurance companies to maintain a minimum amount of capital in excess of liabilities, which acts as a cushion in the event that the insurer suffers a financial impairment, based on the inherent risks in the insurer's operations. These risks include those associated with losses that we may incur as the result of defaults on the payment of interest or principal on assets held in our general account, which include bonds, mortgages, general real estate investments, and stocks, as well as the loss in value of these investments resulting from a loss in their market value.

How to Obtain More Information. We encourage both existing and prospective policyholders to read and understand our financial statements. We prepare our financial statements on both a statutory basis and according to Generally Accepted Accounting Principles (GAAP). Our audited GAAP financial statements, as well as the financial statements of the VAA, are located in the SAI. If you would like a free copy of the SAI, please write to us at: PO Box 2348 , Fort Wayne, IN 46801-2348, or call 1-888-868-2583 . In addition, the Statement of Additional Information is available on the SEC's website at http://www.sec.gov. You may obtain our audited statutory financial statements and any unaudited statutory financial statements that may be available by visiting our website at www.LincolnFinancial.com.

You also will find on our website information on ratings assigned to us by one or more independent rating organizations. These ratings are opinions of an operating insurance company's financial capacity to meet the obligations of its insurance and annuity contracts based on its financial strength and/or claims-paying ability. Additional information about rating agencies is included in the Statement of Additional Information.

Lincoln Financial Group is the marketing name for Lincoln National Corporation (NYSE:LNC) and its affiliates. Through its affiliates, Lincoln Financial Group offers annuities, life, group life and disability insurance, 401(k) and 403(b) plans and comprehensive financial planning and advisory services.



Variable Annuity Account (VAA)
On March 11, 1999, the VAA was established as an insurance company separate account under New York law. It is registered with the SEC as a unit investment trust under the provisions of the Investment Company Act of 1940 (1940 Act). The VAA is a segregated investment account, meaning that its assets may not be charged with liabilities resulting from any other business that we may conduct. Income, gains and losses, whether realized or not, from assets allocated to the VAA are, in accordance with the applicable annuity contracts, credited to or charged against the VAA. They are credited or charged without regard to any other income, gains or losses of Lincoln New York. We are the issuer of the contracts and the obligations set forth in the contract, other than those of the contractowner, are ours. The VAA satisfies the definition of a separate account under the federal securities laws. We do not guarantee the investment performance of the VAA. Any investment gain or loss depends on the investment performance of the funds. You assume the full investment risk for all amounts placed in the VAA.

The VAA is used to support other annuity contracts offered by us in addition to the contracts described in this prospectus. The other annuity contracts supported by the VAA generally invest in the same funds as the contracts described in this prospectus. These other annuity contracts may have different charges that could affect the performance of their subaccounts, and they offer different benefits.



Financial Statements
The December 31, 2009 financial statements of the VAA and the December 31, 2009 financial statements of Lincoln New York are located in the SAI. If you would like a free copy of the SAI, complete and mail the request on the last page of this prospectus, or call 1-888-868-2583.



Investments of the Variable Annuity Account
You decide the subaccount(s) to which you allocate purchase payments. There is a separate subaccount which corresponds to each class of each fund. You may change your allocation without penalty or charges. Shares of the funds will be sold at net asset value with no initial sales charge to the VAA in order to fund the contracts. The funds are required to redeem fund shares at net asset value upon our request.


Investment Advisers

As compensation for its services to the fund, the investment adviser receives a fee from the fund which is accrued daily and paid monthly. This fee is based on the net assets of each fund, as defined in the prospectus for the fund.


Certain Payments We Receive with Regard to the Funds

With respect to a fund, including affiliated funds, the adviser and/or distributor, or an affiliate thereof, may make payments to us (or an affiliate). It is anticipated that such payments will be based on a percentage of assets of the particular fund attributable to the contracts along with certain other variable contracts issued or administered by us (or an affiliate). These percentages are negotiated and vary with each fund. Some funds may pay us significantly more than other funds and the amount we receive may be substantial. These percentages currently range up to 0.50%, and as of the date of this prospectus, we were receiving payments from each fund family. We (or our affiliates) may profit from these payments or use these payments for a variety of purposes, including payment of expenses that we (and our affiliates) incur in promoting, marketing, and administering the contracts and, in our role as intermediary, the funds. These payments may be derived, in whole or in part, from the investment advisory fee deducted from fund assets. Contractowners, through their indirect investment in the funds, bear the costs of these investment advisory fees (see the funds' prospectuses for more information). Additionally, a fund's adviser and/or distributor or its affiliates may provide us with certain services that assist us in the distribution of the contracts and may pay us and/or certain affiliates amounts for marketing programs and sales support, as well as amounts to participate in training and sales meetings.

The AllianceBernstein, American Century, American Funds, BlackRock, Delaware, DWS, Fidelity, Franklin Templeton, Invesco, Janus, Lincoln, MFS, PIMCO and Putnam Funds offered as part of this contract make payments to us under their distribution plans (12b-1 plans). The payment rates range up to 0.35% based on the amount of assets invested in those funds. Payments made out of the assets of the fund will reduce the amount of assets that otherwise would be available for investment, and will reduce the fund's investment return. The dollar amount of future asset-based fees is not predictable because these fees are a percentage of the fund's average net assets, which can fluctuate over time. If, however, the value of the fund goes up, then so would the payment to us (or our affiliates). Conversely, if the value of the funds goes down, payments to us or our affiliates would decrease.


Description of the Funds

Each of the subaccounts of the VAA is invested solely in shares of one of the funds available under the contract. Each fund may be subject to certain investment policies and restrictions which may not be changed without a majority vote of shareholders of that fund.

We select the funds offered through the contract based on several factors, including, without limitation, asset class coverage, the strength of the manager's reputation and tenure, brand recognition, performance, and the capability and qualification of each sponsoring investment firm. Another factor we consider during the initial selection process is whether the fund or an affiliate of the fund will make payments to us or our affiliates. We review each fund periodically after it is selected. Upon review, we may remove a fund or restrict allocation of additional purchase payments to a fund if we determine the fund no longer meets one or more of the factors and/or if the fund has not attracted significant contractowner assets. Finally, when we develop a variable annuity product in cooperation with a fund family or distributor (e.g., a "private label" product), we generally will include funds based on recommendations made by the fund family or distributor, whose selection criteria may differ from our selection criteria.

Certain funds offered as part of this contract have similar investment objectives and policies to other portfolios managed by the adviser. The investment results of the funds, however, may be higher or lower than the other portfolios that are managed by the adviser or sub-adviser. There can be no assurance, and no representation is made, that the investment results of any of the funds will be comparable to the investment results of any other portfolio managed by the adviser or sub-adviser, if applicable.

Certain funds invest substantially all of their assets in other funds. As a result, you will pay fees and expenses at both fund levels. This will reduce your investment return. These arrangements are referred to as funds of funds or master-feeder funds. Funds of funds or master-feeder structures may have higher expenses than funds that invest directly in debt or equity securities.

Following are brief summaries of the fund descriptions. More detailed information may be obtained from the current prospectus for the fund. You should read each fund prospectus carefully before investing. Prospectuses for each fund are available by contacting us. In addition, if you receive a summary prospectus for a fund, you may obtain a full statutory prospectus by referring to the contact information for the fund company on the cover page of the summary prospectus. Please be advised that there is no assurance that any of the funds will achieve their stated objectives.


AIM Variable Insurance Funds (Invesco Variable Insurance Funds), advised by
    Invesco Advisers, Inc.

  o Capital Appreciation Fund: Capital appreciation.
     This fund is not offered in contracts issued on or after May 24, 2004.

  o Core Equity Fund: Long-term growth.
     This fund is not offered in contracts issued on or after May 24, 2004.

  o International Growth Fund: Long-term growth.
     This fund is not offered in contracts issued on or after May 24, 2004.


AllianceBernstein Variable Products Series Fund, advised by AllianceBernstein,
    L.P.

  o AllianceBernstein VPS Global Thematic Growth Portfolio: Long-term growth..

  o AllianceBernstein VPS Growth and Income Portfolio: Long-term growth.

  o AllianceBernstein VPS International Value Portfolio: Long-term growth.

  o AllianceBernstein VPS Large Cap Growth Portfolio: Long-term growth. This fund is not offered in contracts issued on or after June 6, 2005.

  o AllianceBernstein VPS Small/Mid Cap Value Portfolio: Long-term growth.


American Century Investments Variable Products, advised by American Century Investment Management, Inc.

  o Inflation Protection Fund: Long-term total return.


American Funds Insurance SeriesSM, advised by Capital Research and Management Company

  o Global Growth Fund: Long-term growth.

  o Global Small Capitalization Fund: Long-term growth.

  o Growth Fund: Long-term growth.

  o Growth-Income Fund: Growth and income.

  o International Fund: Long-term growth.


BlackRock Variable Series Funds, Inc., advised by BlackRock Advisors, LLC and subadvised by BlackRock Investment Management, LLC

  o BlackRock Global Allocation V.I. Fund: High total return.


Delaware VIP Trust, advised by Delaware Management Company*

  o Diversified Income Series: Total return.

  o Emerging Markets Series: Capital appreciation.

  o High Yield Series: Total return.

  o Limited-Term Diversified Income Series: Total return.

  o REIT Series: Total return.

  o Small Cap Value Series: Capital appreciation.

  o Trend Series: Capital appreciation.

  o U.S. Growth Series: Capital appreciation.

  o Value Series: Capital appreciation.

*Investments in any of the funds offered under the Delaware VIP Trust are not and will not be deposits with or liabilities of Macquarie Bank Limited ABN 46 008 583 542 and its holding companies including their subsidiaries or related companies (the "Macquarie Group") and are subject to investment risk, including possible delays in repayment and loss of income and capital invested. No Macquarie Group company guarantees or will guarantee the performance of any of the funds offered under the Delaware VIP Trust, the repayment of capital from any of the funds offered under the Delaware VIP Trust or any particular rate of return.


DWS Investments VIT Funds, advised by Deutsche Investment Management Americas, Inc. and subadvised by Northern Trust Investments, Inc.

  o DWS Equity 500 Index VIP: Capital appreciation.

  o DWS Small Cap Index VIP: Capital appreciation.


DWS Variable Series II, advised by Deutsche Asset Management Inc, and subadvised by RREEF America L.L.C.

  o DWS Alternative Asset Allocation Plus VIP Portfolio: Capital appreciation.


Fidelity (Reg. TM) Variable Insurance Products, advised by Fidelity Management and Research Company and subadvised by FMR Co., Inc.

  o Contrafund (Reg. TM) Portfolio: Long-term capital appreciation.

  o Equity-Income Portfolio: Reasonable income.
     This fund is not offered in contracts issued on or after June 6, 2005.

  o Growth Portfolio: Capital appreciation.

  o Mid Cap Portfolio: Long-term growth.

  o Overseas Portfolio: Long-term growth.


Franklin Templeton Variable Insurance Products Trust, advised by Franklin Advisers, Inc. for the Franklin Income Securities Fund and the Franklin Small-Mid Cap Growth Securities Fund, by Templeton Global Advisors Limited for the Templeton Global Bond Securities Fund and the Templeton Growth Securities Fund, and by Franklin Mutual Advisors, LLC for the Mutual Shares Securities Fund.

  o Franklin Income Securities Fund: Current income.

  o Franklin Small-Mid Cap Growth Securities Fund: Long-term capital growth.

  o Mutual Shares Securities Fund: Capital appreciation.

  o Templeton Global Bond Securities Fund: High current income.

  o Templeton Growth Securities Fund: Long-term capital growth.
     (Subadvised by Templeton Asset Management Limited)


Janus Aspen Series, advised by Janus Capital Management LLC

  o Balanced Portfolio: Maximum total return.
     This fund is not offered in contracts issued on or after June 6, 2005.

  o Enterprise Portfolio: Long-term growth.
     This fund is not offered in contracts issued on or after June 6, 2005.

  o Worldwide Portfolio: Long-term growth.
     This fund is not offered in contracts issued on or after May 24, 2004.


Lincoln Variable Insurance Products Trust, advised by Lincoln Investment Advisors Corporation.

  o LVIP Baron Growth Opportunities Fund: Capital appreciation.
     (Subadvised by BAMCO, Inc.)

  o LVIP Capital Growth Fund: Capital growth.
     (Subadvised by Wellington Management)

  o LVIP Cohen & Steers Global Real Estate Fund: Total return.
     (Subadvised by Cohen & Steers Capital Management)

  o LVIP Columbia Value Opportunities Fund: Long-term capital appreciation. (Subadvised by Columbia Management Advisors, LLC)

  o LVIP Delaware Bond Fund: Current income.
     (Subadvised by Delaware Management Company)*

  o LVIP Delaware Foundation (Reg. TM) Aggressive Allocation Fund: Long-term capital growth.
     (Subadvised by Delaware Management Company)*

  o LVIP Delaware Growth and Income Fund: Capital appreciation.
     (Subadvised by Delaware Management Company)*

  o LVIP Delaware Social Awareness Fund: Capital appreciation.
     (Subadvised by Delaware Management Company)*

  o LVIP Delaware Special Opportunities Fund: Capital appreciation. (Subadvised by Delaware Management Company)*

  o LVIP Global Income Fund: Current income consistent with preservation of capital.
     (Subadvised by Mondrian Investment Partners Limited and Franklin Advisors, Inc.)

  o LVIP Janus Capital Appreciation Fund: Long-term growth.
     (Subadvised by Janus Capital Management LLC)

  o LVIP Marsico International Growth Fund: Long-term capital appreciation. (Subadvised by Marsico Capital Management, LLC)

  o LVIP MFS Value Fund: Capital appreciation.
     (Subadvised by Massachusetts Financial Services Company)

  o LVIP Mid-Cap Value Fund: Long-term capital appreciation.
     (Subadvised by Wellington Management)

  o LVIP Mondrian International Value Fund: Long-term capital appreciation. (Subadvised by Mondrian Investment Partners, Limited)

  o LVIP Money Market Fund: Current income/Preservation of capital. (Subadvised by Delaware Management Company)*

  o LVIP SSgA Bond Index Fund: Replicate Barclays Aggregate Bond Index. (Sub-advised by SSgA Funds Management, Inc.)

  o LVIP SSgA Developed International 150 Fund: Long-term capital appreciation.

     (Sub-advised by SSgA Funds Management, Inc.)

  o LVIP SSgA Emerging Markets 100 Fund: Long-term capital appreciation. (Sub-advised by SSgA Funds Management, Inc.)

  o LVIP SSgA International Index Fund: Replicate broad foreign index. (Sub-advised by SSgA Funds Management, Inc.)

  o LVIP SSgA Large Cap 100 Fund: Long-term capital appreciation.
     (Sub-advised by SSgA Funds Management, Inc.)

  o LVIP SSgA Small/Mid Cap 200 Fund: Long-term capital appreciation. (Sub-advised by SSgA Funds Management, Inc.)

  o LVIP SSgA S&P 500 Index Fund: Replicate S&P 500 Index.
     (Subadvised by SSgA Funds Management, Inc.)

  o LVIP SSgA Small-Cap Index Fund: Replicate Russell 2000 Index.
     (Subadvised by SSgA Funds Management, Inc.)

  o LVIP T. Rowe Price Growth Stock Fund: Long-term growth of capital. (Subadvised by T. Rowe Price Associates, Inc.)

  o LVIP T. Rowe Price Structured Mid-Cap Growth Fund: Maximum capital appreciation.
     (Subadvised by T. Rowe Price Associates, Inc.)

  o LVIP Templeton Growth Fund: Long-term growth of capital.
     (Subadvised by Templeton Investment Counsel, LLC)

  o LVIP Turner Mid-Cap Growth Fund: Capital appreciation.
     (Subadvised by Turner Investment Partners)

  o LVIP Wells Fargo Intrinsic Value Fund: Income
     (formerly LVIP FI Equity-Income Fund)
    (Subadvised by Metropolitan West Capital Management)
     This fund is not offered in contracts issued before June 6, 2005.

  o LVIP Wilshire 2010 Profile Fund: Total return; a fund of funds. (Subadvised by Wilshire Associates Incorporated)

  o LVIP Wilshire 2020 Profile Fund: Total return; a fund of funds. (Subadvised by Wilshire Associates Incorporated)

  o LVIP Wilshire 2030 Profile Fund: Total return; a fund of funds. (Subadvised by Wilshire Associates Incorporated)

  o LVIP Wilshire 2040 Profile Fund: Total return; a fund of funds. (Subadvised by Wilshire Associates Incorporated)

  o LVIP Wilshire Aggressive Profile Fund: Long-term growth of capital; a fund of funds.
     (Subadvised by Wilshire Associates Incorporated)

  o LVIP Wilshire Conservative Profile Fund: Current income; a fund of funds. (Subadvised by Wilshire Associates Incorporated)

  o LVIP Wilshire Moderate Profile Fund: Growth and income; a fund of funds. (Subadvised by Wilshire Associates Incorporated)

  o LVIP Wilshire Moderately Aggressive Profile Fund: Growth and income; a fund of funds.
     (Subadvised by Wilshire Associates Incorporated)

*Investments in any of the funds sub-advised by Delaware Management Company and offered under the LVIP Trust are not and will not be deposits with or liabilities of Macquarie Bank Limited ABN 46 008 583 542 and its holding companies including their subsidiaries or related companies (the "Macquarie Group") and are subject to investment risk, including possible delays in repayment and loss of income and capital invested. No Macquarie Group company guarantees or will guarantee the performance of any of the funds sub-advised by Delaware Management Company and offered under the LVIP Trust, the repayment of capital from any of the funds sub-advised by Delaware Management Company and offered under the LVIP Trust or any particular rate of return.


MFS (Reg. TM) Variable Insurance TrustSM, advised by Massachusetts Financial
    Services Company

  o Core Equity Series: Capital appreciation.
     This fund is not offered in contracts issued on or after June 6, 2005.

  o Growth Series: Capital appreciation.

  o Total Return Series: Total return.

  o Utilities Series: Total return.


Neuberger Berman Advisers Management Trust, advised by Neuberger Berman Management, Inc., and subadvised by Neuberger Berman, LLC.

  o Mid-Cap Growth Portfolio: Capital appreciation.

  o Regency Portfolio: Long-term growth.


PIMCO Variable Insurance Trust, advised by PIMCO

  o PIMCO VIT Commodity RealReturnStrategy (Reg. TM) Portfolio: Maximum real return.


Putnam Variable Trust, advised by Putnam Investment Management, LLC and subadvised by Putnam Investments Limited

  o Global Health Care Fund: Capital appreciation.
     This fund is not offered in contracts issued on or after May 24, 2004.

  o Growth & Income Fund: Capital growth and current income.
     This fund is not offered in contracts issued on or after May 24, 2004.


Fund Shares

We will purchase shares of the funds at net asset value and direct them to the appropriate subaccounts of the VAA. We will redeem sufficient shares of the appropriate funds to pay annuity payouts, death benefits, surrender/withdrawal proceeds or for other purposes described in the contract. If you want to transfer all or part of your investment from one subaccount to another, we may redeem shares held in the first and purchase shares of the other. Redeemed shares are retired, but they may be reissued later.

Shares of the funds are not sold directly to the general public. They are sold to us, and may be sold to other insurance companies, for investment of the assets of the subaccounts established by those insurance companies to fund variable annuity and variable life insurance contracts.

When a fund sells any of its shares both to variable annuity and to variable life insurance separate accounts, it is said to engage in mixed funding. When a fund sells any of its shares to separate accounts of unaffiliated life insurance companies, it is said to engage in shared funding.

The funds currently engage in mixed and shared funding. Therefore, due to differences in redemption rates or tax treatment, or other considerations, the interest of various contractowners participating in a fund could conflict. Each of the fund's Board of Directors will monitor for the existence of any material conflicts, and determine what action, if any, should be taken. The funds do not foresee any disadvantage to contractowners arising out of mixed or shared funding. If such a conflict were to occur, one of the separate accounts might withdraw its investment in a fund. This might force a fund to sell portfolio securities at disadvantageous prices. See the prospectuses for the funds.


Reinvestment of Dividends and Capital Gain Distributions

All dividends and capital gain distributions of the funds are automatically reinvested in shares of the distributing funds at their net asset value on the date of distribution. Dividends are not paid out to contractowners as additional units, but are reflected as changes in unit values.


Addition, Deletion or Substitution of Investments

We reserve the right, within the law, to make certain changes to the structure and operation of the VAA at our discretion and without your consent. We may add, delete, or substitute funds for all contractowners or only for certain classes of contractowners. New or substitute funds may have different fees and expenses, and may only be offered to certain classes of contractowners.

Substitutions may be made with respect to existing investments or the investment of future purchase payments, or both. We may close subaccounts to allocations of purchase payments or contract value, or both, at any time in our sole discretion. The funds, which sell their shares to the subaccounts pursuant to participation agreements, also may terminate these agreements and discontinue offering their shares to the subaccounts. Substitutions might also occur if shares of a fund should no longer be available, or if investment in any fund's shares should become inappropriate, in the judgment of our management, for the purposes of the contract, or for any other reason in our sole discretion and, if required, after approval from the SEC.

We also may:
 o remove, combine, or add subaccounts and make the new subaccounts available to you at our discretion;
 o transfer assets supporting the contracts from one subaccount to another or from the VAA to another separate account;
 o combine the VAA with other separate accounts and/or create new separate accounts;
 o deregister the VAA under the 1940 Act; and
 o operate the VAA as a management investment company under the 1940 Act or as any other form permitted by law.

We may modify the provisions of the contracts to reflect changes to the subaccounts and the VAA and to comply with applicable law. We will not make any changes without any necessary approval by the SEC. We will also provide you written notice.



Charges and Other Deductions
We will deduct the charges described below to cover our costs and expenses, services provided and risks assumed under the contracts. We incur certain costs and expenses for the distribution and administration of the contracts and for providing the benefits payable thereunder.

Our administrative services include:
 o processing applications for and issuing the contracts;
 o processing purchases and redemptions of fund shares as required (including dollar cost averaging, cross-reinvestment, portfolio rebalancing, and automatic withdrawal services - See Additional Services and the SAI for more information on these programs);
 o maintaining records;
 o administering annuity payouts;
 o furnishing accounting and valuation services (including the calculation and monitoring of daily subaccount values);
 o reconciling and depositing cash receipts;
 o providing contract confirmations;
 o providing toll-free inquiry services; and
 o furnishing telephone and electronic fund transfer services.

The risks we assume include:
 o the risk that annuitants receiving annuity payouts under contracts live longer than we assumed when we calculated our guaranteed rates (these rates are incorporated in the contract and cannot be changed);
 o the risk that death benefits paid will exceed the actual contract value;
 o the risk that lifetime payments to individuals from Lincoln SmartSecurity (Reg. TM) Advantage or Lincoln Lifetime IncomeSM Advantage will exceed the contract value;
 o the risk that, if the i4LIFE (Reg. TM) Advantage with the Guaranteed Income Benefit or 4LATER (Reg. TM) Guaranteed Income Benefit is in effect, the required income payments will exceed the account value; and
 o the risk that our costs in providing the services will exceed our revenues from contract charges (which we cannot change).

The amount of a charge may not necessarily correspond to the costs associated with providing the services or benefits indicated by the description of the charge. Any remaining expenses will be paid from our general account which may consist, among other things, of proceeds derived from mortality and expense risk charges deducted from the account. We may profit from one or more of the fees and charges deducted under the contract. We may use these profits for any corporate purpose, including financing the distribution of the contracts.


Deductions from the VAA

We apply to the average daily net asset value of the subaccounts a charge which is equal to an annual rate of:


                                           With Enhanced              Guarantee of
                                           Guaranteed Minimum         Principal Death
                                           Death Benefit (EGMDB)      Benefit (GOP)
                                           -----------------------    ----------------
o   Mortality and expense risk charge              1.50%                   1.40%
o   Administrative charge                          0.15%                   0.15%
                                                    ----                    ----
o   Total annual charge for each
    subaccount                                     1.65%                   1.55%

Account Fee

During the accumulation period, we will deduct $30 from the contract value on each contract anniversary to compensate us for the administrative services provided to you; this $30 account fee will also be deducted from the contract value upon surrender. This fee will be waived after the fifteenth contract year. The account fee will be waived for any contract with a contract value that is equal to or greater than $50,000 on the contract anniversary. We do not assess the account fee on contracts issued prior to October 1, 2003.


Transfer Fee

We reserve the right to charge a $25 fee for the 13th and each additional transfer during any contract year, excluding automatic dollar cost averaging, portfolio rebalancing and cross-reinvestment transfers. The transfer charge will not be imposed on the first 12 transfers during the contract year.


Rider Charges

A fee or expense may also be deducted in connection with any benefits added to the contract by rider or endorsement.

Lincoln Lifetime IncomeSM Advantage Charge. While this Rider is in effect, there is a charge for the Lincoln Lifetime IncomeSM Advantage, if elected. The Rider charge is currently equal to an annual rate of 0.90% of the Guaranteed Amount (0.225% quarterly) for the Lincoln Lifetime IncomeSM Advantage. For riders purchased before January 20, 2009, the current annual percentage charge will increase from 0.75% to 0.90% upon the earlier of (a) the next Automatic Annual Step-up of the Guaranteed Amount or (b) the next Benefit Year anniversary if cumulative purchase payments received after the first Benefit Year anniversary equal or exceed $100,000. See The Contracts - Lincoln Lifetime IncomeSM Advantage - Guaranteed Amount for a description of the calculation of the Guaranteed Amount.

The charge is applied to the Guaranteed Amount as increased for subsequent purchase payments, Automatic Annual Step-ups, 5% Enhancements, and the 200% Step-up and decreased for withdrawals. The 200% Step-up is not available for Riders purchased on or after October 5, 2009. We will deduct the cost of this Rider from the contract value on a quarterly basis, with the first deduction occurring on the valuation date on or next following the three-month anniversary of the effective date of the Rider. This deduction will be made in proportion to the value in each subaccount of the contract on the valuation date the Rider charge is assessed. The amount we deduct will increase or decrease as the Guaranteed Amount increases or decreases, because the charge is based on the Guaranteed Amount. Refer to the Lincoln Lifetime IncomeSM Advantage Guaranteed Amount section for a discussion and example of the impact of the changes to the Guaranteed Amount.

The annual Rider percentage charge may increase each time the Guaranteed Amount increases as a result of the Automatic Annual Step-up, but the charge will never exceed the guaranteed maximum annual percentage charge of 1.50% of the Guaranteed Amount. Therefore, your percentage charge for this Rider could increase every Benefit Year anniversary. If your percentage charge is increased, you may opt out of the Automatic Annual Step-up by giving us notice within 30 days after the Benefit Year anniversary if you do not want your percentage charge to change. This opt out will only apply for this particular Automatic Annual Step-up and is not available if additional purchase payments would cause your charge to increase (see below). You will need to notify us each time the percentage charge increases if you do not want the Automatic Annual Step-up.

An increase in the Guaranteed Amount as a result of the 5% Enhancement or 200% Step-up will not cause an increase in the annual Rider percentage charge but will increase the dollar amount of charge.

Once cumulative additional purchase payments into your annuity contract after the first Benefit Year exceed $100,000, any additional purchase payment will potentially cause the charge for your Rider to change to the current charge in effect on the next Benefit Year anniversary, but the charge will never exceed the guaranteed maximum annual charge. The new charge will become effective on the Benefit Year anniversary.

The Rider charge will be discontinued upon termination of the Rider. The pro-rata amount of the Rider charge will be deducted upon termination of the Rider (except for death) or surrender of the contract.

If the Guaranteed Amount is reduced to zero while the contractowner is receiving a lifetime Maximum Annual Withdrawal, no rider charge will be deducted.

Lincoln SmartSecurity (Reg. TM) Advantage Charge. While this Rider is in effect, there is a charge for the Lincoln SmartSecurity (Reg. TM) Advantage, if elected. The Rider charge is currently equal to an annual rate of:

1) 0.65% of the Guaranteed Amount (0.1625% quarterly) for the Lincoln SmartSecurity (Reg. TM) Advantage - 5 Year Elective Step-up option (for riders purchased before January 20, 2009, the current annual percentage charge will increase from 0.45% to 0.65% upon the next election of a step-up of the Guaranteed Amount); or

2) 0.65% of the Guaranteed Amount (0.1625% quarterly) for the Lincoln SmartSecurity (Reg. TM) Advantage - 1 Year Automatic Step-up, Single Life option (and also the prior version of Lincoln SmartSecurity (Reg. TM) Advantage
- 1 Year Automatic Step-up); or

3) 0.80% of the Guaranteed Amount (0.2000% quarterly) for the Lincoln SmartSecurity (Reg. TM) Advantage - 1 Year Automatic Step-up, Joint Life option. See The Contracts - Lincoln SmartSecurity (Reg. TM) Advantage - Guaranteed Amount for a description of the calculation of the Guaranteed Amount.

If you purchase this Rider in the future, the percentage charge will be the current charge in effect at the time of purchase. As of January 16, 2009, the Lincoln SmartSecurity (Reg. TM) Advantage - 5 Year Elective Step-up Option is no longer available for purchase.

The charge is applied to the Guaranteed Amount as adjusted. We will deduct the cost of this Rider from the contract value on a quarterly basis, with the first deduction occurring on the valuation date on or next following the three-month anniversary of the effective date of the Rider. This deduction will be made in proportion to the value in each subaccount of the contract on the valuation date the Rider charge is assessed. The amount we deduct will increase or decrease as the Guaranteed Amount increases or decreases, because the charge is based on the Guaranteed Amount. Refer to the Lincoln SmartSecurity (Reg. TM) Advantage, Guaranteed Amount section, for a discussion and example of the impact of changes to the Guaranteed Amount.

Under the Lincoln SmartSecurity (Reg. TM) Advantage - 1 Year Automatic Step-up option, the annual Rider percentage charge will not change upon each automatic step-up of the Guaranteed Amount for the 10-year period.

If you elect to step-up the Guaranteed Amount for another step-up period (including if we administer the step-up election for you or if you make a change from a Joint Life to a Single Life option after a death or divorce), a pro-rata deduction of the Rider charge based on the Guaranteed Amount immediately prior to the step-up will be made on the valuation date of the step-up. This deduction covers the cost of the Rider from the time of the previous deduction to the date of the step-up. After a contractowner's step-up, we will deduct the Rider charge for the stepped-up Guaranteed Amount on a quarterly basis, beginning on the valuation date on or next following the three-month anniversary of the step-up. At the time of the elected step-up, the Rider percentage charge will change to the current charge in effect at that time (if the current charge has changed), but it will never exceed the guaranteed maximum annual percentage charge of 0.95% of the Guaranteed Amount for the Lincoln SmartSecurity (Reg. TM) Advantage - 5 Year Elective Step-up option or 1.50% of the Guaranteed Amount for the Lincoln SmartSecurity (Reg.
TM) Advantage - 1 Year Automatic Step-up option. If you never elect to step-up your Guaranteed Amount, your Rider percentage charge will never change, although the amount we deduct will change as the Guaranteed Amount changes. The Rider charge will be discontinued upon the earlier of the annuity commencement date, election of i4LIFE (Reg. TM) Advantage or termination of the Rider. The pro-rata amount of the Rider charge will be deducted upon termination of the Rider or surrender of the contract.

Rider Charge Waiver. For the Lincoln SmartSecurity (Reg. TM) Advantage - 5 Year Elective Step-up option, after the later of the fifth anniversary of the effective date of the Rider or the fifth anniversary of the most recent step-up of the Guaranteed Amount, the Rider charge may be waived. For the Lincoln SmartSecurity (Reg. TM) Advantage - 1 Year Automatic Step-up option, no Rider charge waiver is available with the Single Life and Joint Life options. The earlier version of the Lincoln SmartSecurity (Reg. TM) Advantage - 1 Year Automatic Step-up option has a waiver charge provision which may occur after the fifth Benefit Year anniversary following the last automatic step-up opportunity.

Whenever the above conditions are met, on each valuation date the Rider charge is to be deducted, if the total withdrawals from the contract have been less than or equal to 10% of the sum of: (1) the Guaranteed Amount on the effective date of this Rider or on the most recent step-up date; and (2) purchase payments made after the step-up, then the quarterly Rider charge will be waived. If the withdrawals have been more than 10%, then the Rider charge will not be waived.

4LATER (Reg. TM) Advantage Charge. Prior to the periodic income commencement date (which is defined as the valuation date the initial regular income payment under i4LIFE (Reg. TM) Advantage is determined), the annual 4LATER (Reg. TM) charge is currently 0.65% of the Income Base. For riders purchased before January 20, 2009, the current annual percentage charge will increase from 0.50% to 0.65% upon the next election to reset the Income Base. The Income Base (an amount equal to the initial purchase payment or contract value at the time of election), as adjusted, is a value that will be used to calculate the 4LATER (Reg. TM) Guaranteed Income Benefit. An amount equal to the quarterly 4LATER (Reg. TM) Rider charge multiplied by the Income Base will be deducted from the subaccounts on every third month anniversary of the later of the 4LATER (Reg.
TM) Rider Effective Date or the most recent reset of the Income Base. This deduction will be made in proportion to the value in each subaccount on the valuation date the 4LATER (Reg. TM) Rider charge is assessed. The amount we deduct will increase as the Income Base increases, because the charge is based on the Income Base. As described in more detail below, the only time the Income Base will change is when there are additional purchase payments, withdrawals, automatic enhancements at the end of the 3-year waiting periods or in the event of a Reset to the current Account Value. If you purchase 4LATER (Reg. TM) in the future, the percentage charge will be the charge in effect at the time you elect 4LATER (Reg. TM).

Upon a reset of the Income Base, a pro-rata deduction of the 4LATER (Reg. TM) Rider charge based on the Income Base immediately prior to the reset will be made on the valuation date of the reset. This deduction covers the cost of the 4LATER (Reg. TM) Rider from the time of the previous deduction to the date of the reset. After the reset, we will deduct the 4LATER (Reg. TM) Rider charge for the reset Income Base on a quarterly basis, beginning on the valuation date on or next following the three month anniversary of the reset. At the time of the reset, the annual charge will be the current charge in effect for new purchases of 4LATER (Reg. TM) at the time of reset, not to exceed the guaranteed maximum charge of 1.50% of the Income Base. If you never elect to reset your Income Base, your 4LATER (Reg. TM) Rider percentage charge will never change, although the amount we deduct will change as your Income Base changes.

Prior to the periodic income commencement date, a pro-rata amount of the 4LATER (Reg. TM) Rider charge will be deducted upon termination of the 4LATER (Reg.
TM) Rider for any reason other than death. On the periodic income commencement date, a pro-rata deduction of the 4LATER (Reg. TM) Rider charge will be made to cover the cost of 4LATER (Reg. TM) since the previous deduction.

i4LIFE (Reg. TM) Advantage Charge. i4LIFE (Reg. TM) Advantage is subject to a charge (imposed during the i4LIFE (Reg. TM) Advantage payout phase), computed daily of the Account Value. The annual rate of the i4LIFE (Reg. TM) Advantage charge is: 1.90% for the i4LIFE (Reg. TM) Advantage Account Value death benefit; 1.95% for the i4LIFE (Reg. TM) Advantage Guarantee of Principal death benefit; and 2.10% for the i4LIFE (Reg. TM) Advantage EGMDB. This charge consists of a mortality and expense risk and administrative charge (charges for the Guaranteed Income Benefit are not included and are listed below). i4LIFE (Reg. TM) Advantage and the charge will begin on the periodic income commencement date which is the valuation date on which the regular income payment is determined.

i4LIFE (Reg. TM) Advantage Guaranteed Income Benefit Charge. The i4LIFE (Reg.
TM) Advantage Guaranteed Income Benefit is subject to a current annual charge of 0.50% of the Account Value, which is added to the i4LIFE (Reg. TM) Advantage charge for a total current percentage charge of the Account Value, computed daily as follows: 2.40% for the i4LIFE (Reg. TM) Advantage Account Value death benefit; 2.45% for the i4LIFE (Reg. TM) Advantage Guarantee of Principal death benefit; and 2.60% for the i4LIFE (Reg. TM) Advantage EGMDB.

The Guaranteed Income Benefit percentage charge will not change unless you elect an additional step-up period during which the Guaranteed Income Benefit is stepped-up to 75% of the current regular income payment (described later in the i4LIFE (Reg. TM) Advantage section of this prospectus). At the time you elect a new step-up period, the percentage charge will change to the current charge in effect at that time (if the current charge has changed) up to the guaranteed maximum annual charge of 1.50% of the Account Value. If we automatically administer the step-up period election for you and your percentage charge is increased, you may ask us to reverse the step-up period election by giving us notice within 30 days after the date on which the step-up period election occurred. If we receive this notice, we will decrease the percentage charge on a going forward basis, to the percentage charge in effect before the step-up period election occurred. You will have no more step-ups unless you notify us that you wish to start a new step-up period (described later in the i4LIFE (Reg. TM) Advantage section of this prospectus).

After the periodic income commencement date, if the Guaranteed Income Benefit is terminated, the Guaranteed Income Benefit annual charge will also terminate.


4LATER (Reg. TM) Guaranteed Income Benefit Charge. The 4LATER (Reg. TM) Guaranteed Income Benefit which is purchased with i4LIFE (Reg. TM) Advantage is subject to a current annual charge of 0.65% of the Account Value, which is added to the i4LIFE (Reg. TM) Advantage charge for a total current percentage charge of the Account Value, computed daily as follows: 2.55% for the i4LIFE (Reg. TM) Account Value death benefit; 2.60% for the i4LIFE (Reg. TM) Advantage Guarantee of Principal death benefit; and 2.75% for the EGMDB. (For riders purchased before January 20, 2009, the current annual percentage charge is 0.50%, but will increase to 0.65% upon the next election to reset the Income Base.) These charges apply only during the i4LIFE (Reg. TM) Advantage payout phase.

On and after the periodic income commencement date, the 4LATER (Reg. TM) Guaranteed Income Benefit charge will be added to the i4LIFE (Reg. TM) charge as a daily percentage of average Account Value. This is a change to the calculation of the 4LATER (Reg. TM) charge because after the periodic income commencement date, when the 4LATER (Reg. TM) Guaranteed Income Benefit is established, the Income Base is no longer applicable. The percentage 4LATER (Reg. TM) charge is the same immediately before and after the periodic income commencement date; however, the charge is multiplied by the Income Base (on a quarterly basis) prior to the periodic income commencement date and then multiplied by the average daily account value after the periodic income commencement date.

After the periodic income commencement date, the 4LATER (Reg. TM) Guaranteed Income Benefit percentage charge will not change unless the contractowner elects additional 15 year step-up periods during which the 4LATER (Reg. TM) Guaranteed Income Benefit (described later) is stepped-up to 75% of the current regular income payment. At the time you elect a new 15 year period, the 4LATER (Reg. TM) Guaranteed

Income Benefit percentage charge will change to the current charge in effect at that time (if the current charge has changed) up to the guaranteed maximum annual charge of 1.50% of Account Value.

After the periodic income commencement date, if the 4LATER (Reg. TM) Guaranteed Income Benefit is terminated, the 4LATER (Reg. TM) Guaranteed Income Benefit annual charge will also terminate.

Guaranteed Income Benefit Charge for Lincoln Lifetime IncomeSM Advantage purchasers. For purchasers of Lincoln Lifetime IncomeSM Advantage who terminate their rider and purchase i4LIFE (Reg. TM) Advantage with the Guaranteed Income Benefit, the Guaranteed Income Benefit which is purchased with i4LIFE (Reg. TM) Advantage is subject to a current annual charge of 0.50% of the Account Value, which is added to the i4LIFE (Reg. TM)Advantage charge for a total current percentage charge of the Account Value, computed daily as follows: 2.40% for the i4LIFE (Reg. TM) Advantage Account Value death benefit; 2.45% for the i4LIFE (Reg. TM) Advantage Guarantee of Principal death benefit; and 2.60% for the i4LIFE (Reg. TM) Advantage EGMDB. Purchasers of Lincoln Lifetime IncomeSM Advantage are guaranteed that in the future the guaranteed maximum charge for the Guaranteed Income Benefit will be the guaranteed maximum charge then in effect at the time that they purchase the Lincoln Lifetime IncomeSM Advantage.

The Guaranteed Income Benefit percentage charge will not change unless you elect an additional step-up period during which the Guaranteed Income Benefit is stepped-up to 75% of the current regular income payment (described later). At the time you elect a new step-up period, the percentage charge will change to the current charge in effect at that time (if the current charge has changed) up to the guaranteed maximum annual charge of 1.50% of the Account Value. If we automatically administer the step-up period election for you and your percentage charge is increased, you may ask us to reverse the step-up period election by giving us notice within 30 days after the date on which the step-up period election occurred. If we receive this notice, we will decrease the percentage charge, on a going forward basis, to the percentage charge in effect before the step-up period election occurred. You will have no more step-ups unless you notify us that you wish to start a new step-up period (described later in the i4LIFE (Reg. TM) Advantage section of this prospectus).


After the periodic income commencement date, if the Guaranteed Income Benefit is terminated, the Guaranteed Income Benefit annual charge will also terminate.



Deductions for Premium Taxes

Any premium tax or other tax levied by any governmental entity as a result of the existence of the contracts or the VAA will be deducted from the contract value, unless the governmental entity dictates otherwise, when incurred, or at another time of our choosing.

The applicable premium tax rates that states and other governmental entities impose on the purchase of an annuity are subject to change by legislation, by administrative interpretation or by judicial action. These premium tax rates generally depend upon the law of your state of residence. The tax rates range from zero to 3.5%. Currently, there is no premium tax levied for New York residents.


Other Charges and Deductions

We may apply an interest adjustment to amounts being withdrawn, surrendered or transferred from a guaranteed period account only (except for dollar cost averaging, portfolio rebalancing, cross-reinvestment, withdrawals up to the Maximum Annual Withdrawal amount under the Lincoln SmartSecurity (Reg. TM) Advantage and regular income payments under i4LIFE (Reg. TM) Advantage). See Fixed Side of the Contract.

The mortality and expense risk and administrative charge of 1.40% of the value in the VAA will be assessed on all variable annuity payouts (except for the i4LIFE (Reg. TM) Advantage, which has a different charge), including options that may be offered that do not have a life contingency and therefore no mortality risk. This charge covers the expense risk and administrative services listed previously in this prospectus. The expense risk is the risk that our costs in providing the services will exceed our revenues from contract charges.


There are additional deductions from and expenses paid out of the assets of the underlying funds that are more fully described in the prospectuses for the funds. Among these deductions and expenses are 12b-1 fees which reimburse us or an affiliate for certain expenses incurred in connection with certain administrative and distribution support services provided to the funds.


Additional Information

The charges described previously may be reduced or eliminated for any particular contract. However, these reductions may be available only to the extent that we anticipate lower distribution and/or administrative expenses, or that we perform fewer sales or administrative services than those originally contemplated in establishing the level of those charges, or when required by law. Lower distribution and administrative expenses may be the result of economies associated with:
 o the use of mass enrollment procedures,
 o the performance of administrative or sales functions by the employer,
 o the use by an employer of automated techniques in submitting deposits or information related to deposits on behalf of its employees, or
 o any other circumstances which reduce distribution or administrative expenses.

The exact amount of charges and fees applicable to a particular contract will be stated in that contract.



The Contracts

Purchase of Contracts
If you wish to purchase a contract, you must apply for it through a sales representative authorized by us. Certain broker-dealers may not offer all of the features discussed in this prospectus. The completed application is sent to us and we decide whether to accept or reject it. If the application is accepted, a contract is prepared and executed by our legally authorized officers. The contract is then sent to you through your sales representative. See Distribution of the Contracts.

When a completed application and all other information necessary for processing a purchase order is received in good order at our Servicing office, an initial purchase payment will be priced no later than two business days after we receive the order. If you submit your application and/or initial purchase payment to your agent, we will not begin processing your purchase order until we receive the application and initial purchase payment from your agent's broker-dealer. While attempting to finish an incomplete application, we may hold the initial purchase payment for no more than five business days unless we receive your consent to our retaining the payment until the application is completed. If the incomplete application cannot be completed within those five days and we have not received your consent, you will be informed of the reasons, and the purchase payment will be returned immediately. Once the application is complete, we will allocate your initial purchase payment within two business days.


Who Can Invest

To apply for a contract, you must be of legal age in a state where the contracts may be lawfully sold and also be eligible to participate in any of the qualified and nonqualified plans for which the contracts are designed. At the time of issue, the contractowner, joint owner and annuitant must be under age 86. Certain death benefit options may not be available at all ages. To help the government fight the funding of terrorism and money laundering activities, Federal law requires all financial institutions to obtain, verify, and record information that identifies each person who opens an account. When you open an account, we will ask for your name, address, date of birth, and other information that will allow us to identify you. We may also ask to see your driver's license, photo i.d. or other identifying documents.

In accordance with money laundering laws and federal economic sanction policy, the Company may be required in a given instance to reject a purchase payment and/or freeze a contractowner's account. This means we could refuse to honor requests for transfers, withdrawals, surrenders or death benefits. Once frozen, monies would be moved from the VAA to a segregated interest-bearing account maintained for the contractowner, and held in that account until instructions are received from the appropriate regulator.

If you are purchasing the contract through a tax-favored arrangement, including traditional IRAs and Roth IRAs, you should consider carefully the costs and benefits of the contract (including annuity income benefits) before purchasing the contract, since the tax-favored arrangement itself provides tax-deferred growth.


Replacement of Existing Insurance

Careful consideration should be given prior to surrendering or withdrawing money from an existing insurance contract to purchase the contract described in this prospectus. Surrender charges may be imposed on your existing contract. An investment representative or tax adviser should be consulted prior to making an exchange. Cash surrenders from an existing contract may be subject to tax and tax penalties.


Purchase Payments

Purchase payments are payable to us at a frequency and in an amount selected by you in the application. The minimum initial purchase payment is $10,000. The minimum annual amount for additional purchase payments is $300. The minimum payment to the contract at any one time must be at least $100 ($25 if transmitted electronically). If a minimum purchase payment is not submitted, we will contact you to see if additional money will be sent, or if we should return the purchase payment to you. Purchase payments in total may not exceed $2 million without our approval. If you stop making purchase payments, the contract will remain in force as a paid-up contract. However, we may terminate the contract as allowed by New York's non-forfeiture law for individual deferred annuities. Purchase payments may be made or, if stopped, resumed at any time until the annuity commencement date, the surrender of the contract, or the death of the contractowner, whichever comes first. Upon advance written notice, we reserve the right to limit purchase payments made to the contract.


Valuation Date

Accumulation and annuity units will be valued once daily at the close of trading (normally, 4:00 p.m., New York time) on each day the New York Stock Exchange is open (valuation date). On any date other than a valuation date, the accumulation unit value and the annuity unit value will not change.

Allocation of Purchase Payments

Purchase payments allocated to the variable account are placed into the VAA's subaccounts, according to your instructions. You may also allocate purchase payments in the fixed account, if available.

The minimum amount of any purchase payment which can be put into any one subaccount is $20. The minimum amount of any purchase payment which can be put into a fixed account guaranteed period is $2,000, subject to state approval.

If we receive your purchase payment from you or your broker-dealer in good order at our Servicing office prior to 4:00 p.m., New York time, we will use the accumulation unit value computed on that valuation date when processing your purchase payment. If we receive your purchase payment in good order at or after 4:00 p.m., New York time, we will use the accumulation unit value computed on the next valuation date. If you submit your purchase payment to your representative, we will generally not begin processing the purchase payment until we receive it from your representative's broker-dealer. If your broker-dealer submits your purchase payment to us through the Depository Trust and Clearing Corporation (DTCC) or, pursuant to terms agreeable to us, uses a proprietary order placement system to submit your purchase payment to us, and your purchase payment was placed with your broker-dealer prior to 4:00 p.m., New York time, then we will use the accumulation unit value computed on that valuation date when processing your purchase payment. If your purchase payment was placed with your broker-dealer at or after 4:00 p.m. New York time, then we will use the accumulation unit value computed on the next valuation date.

The number of accumulation units determined in this way is not impacted by any subsequent change in the value of an accumulation unit. However, the dollar value of an accumulation unit will vary depending not only upon how well the underlying fund's investments perform, but also upon the expenses of the VAA and the underlying funds.


Valuation of Accumulation Units

Purchase payments allocated to the VAA are converted into accumulation units. This is done by dividing the amount allocated by the value of an accumulation unit for the valuation period during which the purchase payments are allocated to the VAA. The accumulation unit value for each subaccount was or will be established at the inception of the subaccount. It may increase or decrease from valuation period to valuation period. Accumulation unit values are affected by investment performance of the funds, fund expenses, and the contract charges. The accumulation unit value for a subaccount for a later valuation period is determined as follows:

1. The total value of the fund shares held in the subaccount is calculated by multiplying the number of fund shares owned by the subaccount at the beginning of the valuation period by the net asset value per share of the fund at the end of the valuation period, and adding any dividend or other distribution of the fund if an ex-dividend date occurs during the valuation period; minus

2. The liabilities of the subaccount at the end of the valuation period; these liabilities include daily charges imposed on the subaccount, and may include a charge or credit with respect to any taxes paid or reserved for by us that we determine result from the operations of the VAA; and

3. The result is divided by the number of subaccount units outstanding at the beginning of the valuation period.

The daily charges imposed on a subaccount for any valuation period are equal to the daily mortality and expense risk charge and the daily administrative charge multiplied by the number of calendar days in the valuation period. Contracts with different features have different daily charges, and therefore, will have different corresponding accumulation unit values on any given day. In certain circumstances, and when permitted by law, it may be prudent for us to use a different standard industry method for this calculation, called the Net Investment Factor method. We will achieve substantially the same result using either method.


Transfers On or Before the Annuity Commencement Date

After the first 30 days from the effective date of your contract, you may transfer all or a portion of your investment from one subaccount to another. A transfer involves the surrender of accumulation units in one subaccount and the purchase of accumulation units in the other subaccount. A transfer will be done using the respective accumulation unit values determined at the end of the valuation date on which the transfer request is received. Currently, there is no charge to you for a transfer. However, we reserve the right to impose a $25 fee for transfers after the first 12 times during a contract year. Transfers are limited to twelve (12) (within and/or between the variable and fixed subaccounts) per contract year unless otherwise authorized by Lincoln New York. Lincoln New York reserves the right to require a 30 day minimum time period between each transfer. Transfers made as a part of an automatic transfer program will not be counted against these twelve transfers.

The minimum amount which may be transferred between subaccounts is $300 (or the entire amount in the subaccount, if less than $300). If the transfer from a subaccount would leave you with less than $300 in the subaccount, we may transfer the total balance of the subaccount.

A transfer request may be made to our Servicing office using written, telephone, fax, or electronic instructions, if the appropriate authorization is on file with us. Our address, telephone number, and Internet address are on the first page of this prospectus. In order to prevent unauthorized or fraudulent transfers, we may require certain identifying information before we will act upon instructions.

We may also assign the contractowner a Personal Identification Number (PIN) to serve as identification. We will not be liable for following instructions we reasonably believe are genuine. Telephone requests will be recorded and written confirmation of all transfer requests will be mailed to the contractowner on the next valuation date.

Please note that the telephone and/or electronic devices may not always be available. Any telephone or electronic device, whether it is yours, your service provider's, or your agent's, can experience outages or slowdowns for a variety of reasons. These outages or slowdowns may delay or prevent our processing of your request. Although we have taken precautions to limit these problems, we cannot promise complete reliability under all circumstances. If you are experiencing problems, you should make your transfer request by writing to our Servicing office.

Requests for transfers will be processed on the valuation date that they are received when they are received in good order at our Servicing office before the end of the valuation date (normally 4:00 p.m. New York time). If we receive a transfer request in good order at or after 4:00p.m., New York time, we will process the request using the accumulation unit value computed on the next valuation date.

If your contract offers a fixed account, you may also transfer all or any part of the contract value from the subaccount(s) to the fixed side of the contract, except during periods when (if permitted by your contract) we have discontinued accepting transfers into the fixed side of the contract. The minimum amount which can be transferred to a fixed account is $2,000 or the total amount in the subaccount if less than $2,000. However, if a transfer from a subaccount would leave you with less than $300 in the subaccount, we may transfer the total amount to the fixed side of the contract.

You may also transfer part of the contract value from a fixed account to the various subaccount(s) subject to the following restrictions:
 o the sum of the percentages of fixed value transferred is limited to 25% of the value of that fixed account in any twelve month period; and
 o the minimum amount which can be transferred is $300 or the amount in the fixed account.

Transfers of all or a portion of a fixed account (other than automatic transfer programs and i4LIFE (Reg. TM) Advantage transfers) may be subject to interest adjustments, if applicable.

Transfers may be delayed as permitted by the 1940 Act. See Delay of Payments.


Market Timing

Frequent, large, or short-term transfers among subaccounts and the fixed account, such as those associated with "market timing" transactions, can affect the funds and their investment returns. Such transfers may dilute the value of the fund shares, interfere with the efficient management of the fund's portfolio, and increase brokerage and administrative costs of the funds. As an effort to protect our contractowners and the funds from potentially harmful trading activity, we utilize certain market timing policies and procedures (the "Market Timing Procedures"). Our Market Timing Procedures are designed to detect and prevent such transfer activity among the subaccounts and the fixed account that may affect other contractowners or fund shareholders.

In addition, the funds may have adopted their own policies and procedures with respect to frequent purchases and redemptions of their respective shares. The prospectuses for the funds describe any such policies and procedures, which may be more or less restrictive than the frequent trading policies and procedures of other funds and the Market Timing Procedures we have adopted to discourage frequent transfers among subaccounts. While we reserve the right to enforce these policies and procedures, contractowners and other persons with interests under the contracts should be aware that we may not have the contractual authority or the operational capacity to apply the frequent trading policies and procedures of the funds. However, under SEC rules, we are required to: (1) enter into a written agreement with each fund or its principal underwriter that obligates us to provide to the fund promptly upon request certain information about the trading activity of individual contractowners, and (2) execute instructions from the fund to restrict or prohibit further purchases or transfers by specific contractowners who violate the excessive trading policies established by the fund.

You should be aware that the purchase and redemption orders received by the funds generally are "omnibus" orders from intermediaries such as retirement plans or separate accounts funding variable insurance contracts. The omnibus orders reflect the aggregation and netting of multiple orders from individual retirement plan participants and/or individual owners of variable insurance contracts. The omnibus nature of these orders may limit the funds' ability to apply their respective disruptive trading policies and procedures. We cannot guarantee that the funds (and thus our contractowners) will not be harmed by transfer activity relating to the retirement plans and/or other insurance companies that may invest in the funds. In addition, if a fund believes that an omnibus order we submit may reflect one or more transfer requests from policy owners engaged in disruptive trading activity, the fund may reject the entire omnibus order.

Our Market Timing Procedures detect potential "market timers" by examining the number of transfers made by contractowners within given periods of time. In addition, managers of the funds might contact us if they believe or suspect that there is market timing. If requested by a fund company, we may vary our Market Timing Procedures from subaccount to subaccount to comply with specific fund policies and procedures.

We may increase our monitoring of contractowners who we have previously identified as market timers. When applying the parameters used to detect market timers, we will consider multiple contracts owned by the same contractowner if that contractowner has been identified as a market timer. For each contractowner, we will investigate the transfer patterns that meet the parameters being used to detect potential market timers. We will also investigate any patterns of trading behavior identified by the funds that may not have been captured by our Market Timing Procedures.

Once a contractowner has been identified as a "market timer" under our Market Timing Procedures, we will notify the contractowner in writing that future transfers (among the subaccounts and/or the fixed account) will be temporarily permitted to be made only by original signature sent to us by U.S. mail, first-class delivery for the remainder of the contract year (or calendar year if the contract is an individual contract that was sold in connection with an employer sponsored plan). Overnight delivery or electronic instructions (which may include telephone, facsimile, or Internet instructions) submitted during this period will not be accepted. If overnight delivery or electronic instructions are inadvertently accepted from a contractowner that has been identified as a market timer, upon discovery, we will reverse the transaction within 1 or 2 business days. We will impose this "original signature" restriction on that contractowner even if we cannot identify, in the particular circumstances, any harmful effect from that contractowner's particular transfers.

Contractowners seeking to engage in frequent, large, or short-term transfer activity may deploy a variety of strategies to avoid detection. Our ability to detect such transfer activity may be limited by operational systems and technological limitations. The identification of contractowners determined to be engaged in such transfer activity that may adversely affect other contractowners or fund shareholders involves judgments that are inherently subjective. We cannot guarantee that our Market Timing Procedures will detect every potential market timer. If we are unable to detect market timers, you may experience dilution in the value of your fund shares and increased brokerage and administrative costs in the funds. This may result in lower long-term returns for your investments.

Our Market Timing Procedures are applied consistently to all contractowners. An exception for any contractowner will be made only in the event we are required to do so by a court of law. In addition, certain funds available as investment options in your contract may also be available as investment options for owners of other, older life insurance policies issued by us. Some of these older life insurance policies do not provide a contractual basis for us to restrict or refuse transfers which are suspected to be market timing activity. In addition, because other insurance companies and/or retirement plans may invest in the funds, we cannot guarantee that the funds will not suffer harm from frequent, large, or short-term transfer activity among subaccounts and the fixed accounts of variable contracts issued by other insurance companies or among investment options available to retirement plan participants.

In our sole discretion, we may revise our Market Timing Procedures at any time without prior notice as necessary to better detect and deter frequent, large, or short-term transfer activity to comply with state or federal regulatory requirements, and/or to impose additional or alternate restrictions on market timers (such as dollar or percentage limits on transfers). If we modify our Market Timing Procedures, they will be applied uniformly to all contractowners or as applicable to all contractowners investing in underlying funds.

Some of the funds have reserved the right to temporarily or permanently refuse payments or transfer requests from us if, in the judgment of the fund's investment adviser, the fund would be unable to invest effectively in accordance with its investment objective or policies, or would otherwise potentially be adversely affected. To the extent permitted by applicable law, we reserve the right to defer or reject a transfer request at any time that we are unable to purchase or redeem shares of any of the funds available through the VAA, including any refusal or restriction on purchases or redemptions of the fund shares as a result of the funds' own policies and procedures on market timing activities. If a fund refuses to accept a transfer request we have already processed, we will reverse the transaction within 1 or 2 business days. We will notify you in writing if we have reversed, restricted or refused any of your transfer requests. Some funds also may impose redemption fees on short-term trading (i.e., redemptions of mutual fund shares within a certain number of business days after purchase). We reserve the right to administer and collect any such redemption fees on behalf of the funds. You should read the prospectuses of the funds for more details on their redemption fees and their ability to refuse or restrict purchases or redemptions of their shares.


Transfers After the Annuity Commencement Date

You may transfer all or a portion of your investment in one subaccount to another subaccount or to the fixed side of the contract, as permitted under your contract. Those transfers will be limited to three times per contract year. You may also transfer from a variable annuity payment to a fixed annuity payment. You may not transfer from a fixed annuity payment to a variable annuity payment.

If you select i4LIFE (Reg. TM) Advantage your transfer rights and restrictions for the variable subaccounts and the fixed account during the Access Period are the same as stated in the section of this prospectus called Transfers On or Before the Annuity Commencement Date. During the i4LIFE (Reg. TM) Advantage Lifetime Income Period, you are subject to the rights set forth in the prior paragraph.


Ownership

The owner on the date of issue will be the person or entity designated in the contract specifications. If no owner is designated, the annuitant(s) will be the owner. The owner may name a joint owner.

As contractowner, you have all rights under the contract. According to New York law, the assets of the VAA are held for the exclusive benefit of all contractowners and their designated beneficiaries; and the assets of the VAA are not chargeable with liabilities arising from any other business that we may conduct. Qualified contracts may not be assigned or transferred except as permitted by applicable law and upon written notification to us. Assignments may have an adverse impact on any death benefits or living benefits in this product. We assume no responsibility for the validity or effect of any assignment. Consult your tax adviser about the tax consequences of an assignment.


Joint Ownership

If a contract has joint owners, the joint owners shall be treated as having equal undivided interests in the contract. Either owner, independently of the other, may exercise any ownership rights in this contract. Not more than two owners (an owner and joint owner) may be named and contingent owners are not permitted.


Annuitant

The following rules apply prior to the annuity commencement date. You may name only one annuitant [unless you are a tax-exempt entity, then you can name two joint annuitants]. You (if the contractowner is a natural person) have the right to change the annuitant at any time by notifying us of the change. The new annuitant must be under age 86 as of the effective date of the change. This change may cause a reduction in the death benefit on the death of the annuitant. See The Contracts - Death Benefit. A contingent annuitant may be named or changed by notifying us in writing. Contingent annuitants are not allowed on contracts owned by non-natural owners. On or after the annuity commencement date, the annuitant or joint annuitants may not be changed and contingent annuitant designations are no longer applicable.


Surrenders and Withdrawals

Before the annuity commencement date, we will allow the surrender of the contract or a withdrawal of the contract value upon your written request on an approved Lincoln distribution request form (available from the Servicing office), subject to the rules discussed below. Surrender or withdrawal rights after the annuity commencement date depend on the annuity payout option selected.

The amount available upon surrender/withdrawal is the contract value less any applicable charges, fees, and taxes at the end of the valuation period during which the written request for surrender/withdrawal is received in good order at the Servicing office. If we receive a surrender or withdrawal request in good order at or after 4:00 p.m., New York time, we will process the request using the accumulation unit value computed on the next valuation date. The minimum amount which can be withdrawn is $300. Unless a request for withdrawal specifies otherwise, withdrawals will be made from all subaccounts within the VAA and from the fixed account in the same proportion that the amount of withdrawal bears to the total contract value. Surrenders and withdrawals from the fixed account may be subject to the interest adjustment. See Fixed Side of the Contract. Unless prohibited, surrender/withdrawal payments will be mailed within seven days after we receive a valid written request at the Servicing office. The payment may be postponed as permitted by the 1940 Act.

If you request a lump sum surrender and your surrender value is over $10,000, your money will be placed into a SecureLine (Reg. TM) account in your name. You are the owner of the account, and are the only one authorized to transfer proceeds from the account. You may choose to leave the proceeds in this account, or you may begin writing checks immediately.

The SecureLine (Reg. TM) account is a special service that we offer in which your surrender proceeds are placed into an interest-bearing account. Instead of mailing you a check, we will send a checkbook so that you will have access to the account simply by writing a check for all or any part of the proceeds. The SecureLine (Reg. TM) account is part of our general account. It is not a bank account and it is not insured by the FDIC or any other government agency. As part of our general account, it is subject to the claims of our creditors. We receive a benefit from all amounts left in the SecureLine (Reg. TM) account. You may request that surrender proceeds be paid directly to you instead of deposited in a SecureLine (Reg. TM) account. Interest credited in the SecureLine (Reg. TM) account is taxable as ordinary income in the year such interest is credited, and is not tax deferred. We recommend that you consult your tax advisor to determine the tax consequences associated with the payment of interest on amounts in the SecureLine (Reg. TM) account.

The tax consequences of a surrender/withdrawal are discussed later in this booklet. See Federal Tax Matters - Taxation of Withdrawals and Surrenders.


Additional Services

These are the additional services available to you under your contract: dollar-cost averaging (DCA), automatic withdrawal service (AWS), cross-reinvestment service and portfolio rebalancing. Currently, there is no charge for these services. However, we reserve the right to impose one. In order to take advantage of one of these services, you will need to complete the appropriate election form that is available from our Servicing office. For further detailed information on these services, please see Additional Services in the SAI.

Dollar-cost averaging allows you to transfer amounts from the DCA fixed account, if available, or certain variable subaccounts into the variable subaccounts on a monthly basis or in accordance with other terms we make available. We reserve the right to discontinue or modify this program at any time. DCA does not assure a profit or protect against loss.

The automatic withdrawal service (AWS) provides for an automatic periodic withdrawal of your contract value.

The cross-reinvestment service allows you to automatically transfer the account value in a designated variable subaccount that exceeds a baseline amount to another specific variable subaccount at specific intervals.

Portfolio rebalancing is an option that restores to a pre-determined level the percentage of contract value allocated to each variable account subaccount. The rebalancing may take place monthly, quarterly, semi-annually or annually.

Only one of the three additional services (DCA, cross reinvestment and portfolio rebalancing) may be used at one time. For example, you cannot have DCA and cross reinvestment running simultaneously.


Asset Allocation Models

Your registered representative may discuss asset allocation models with you to assist you in deciding how to allocate your purchase payments among the various subaccounts and/or the fixed account. The models listed below were designed and prepared by the Company, in consultation with SSgA Funds Management, Inc., for use by Lincoln Financial Distributors, Inc., (LFD) the principal underwriter of the contracts. LFD provides models to broker dealers who may offer the models to their own clients. The models do not constitute investment advice and you should consult with your broker dealer representative to determine whether you should utilize a model or which model is suitable for you based upon your goals, risk tolerance and time horizon.

Each model invests different percentages of contract value in some or all of the LVIP subaccounts currently available within your annuity contract. If you select an asset allocation model, 100% of your contract value (and any additional purchase payments you make) will be allocated among certain subaccounts in accordance with the model's asset allocation strategy. You may not make transfers among the subaccounts. We will deduct any withdrawals you make from the subaccounts in the asset allocation model on a pro rata basis. You may only choose one asset allocation model at a time, though you may change to a different asset allocation model available in the contract at any time.

Each of the asset allocation models seeks to meet its investment objective while avoiding excessive risk. The models also strive to achieve diversification among asset classes in order to help reduce volatility and boost returns over the long-term. There can be no assurance, however, that any of the asset allocation models will achieve its investment objective. If you are seeking a more aggressive strategy, these models are probably not appropriate for you.

The asset allocation models are intended to provide a diversified investment portfolio by combining different asset classes to help it reach its stated investment goal. While diversification may help reduce overall risk, it does not eliminate the risk of losses and it does not protect against losses in a declining market.

In order to maintain the model's specified subaccount allocation percentages, you agree to be automatically enrolled in and you thereby authorize us to automatically rebalance your contract value on a quarterly basis based upon your allocation instructions in effect at the time of the rebalancing. Confirmation of the rebalancing will appear on your quarterly statement and you will not receive an individual confirmation after each allocation. We reserve the right to change the rebalancing frequency at any time, in our sole discretion, but will not make changes more than once per calendar year. You will be notified at least 30 days prior to the date of any change in frequency.


The models are static asset allocation models. This means that that they have fixed allocations made up of underlying funds that are offered within your contract and the percentage allocations will not change over time. Once you have selected an asset allocation model, we will not make any changes to the fund allocations within the model except for the rebalancing described above. If you desire to change your contract value or purchase payment allocation or percentages to reflect a revised or different model, you must submit new allocation instructions to us. You may terminate a model at any time. There is no charge from Lincoln for participating in a model.

The election of certain Living Benefit riders may require that you allocate purchase payments in accordance with Investment Requirements that may be satisfied by choosing an asset allocation model. Different requirements and/or restrictions may apply under the individual rider. See The Contracts - Investment Requirements.

At this time, the available models are as follows:
 o The Lincoln SSgA Conservative Index Model is composed of specified underlying subaccounts representing a target allocation of approximately
   40% in three equity subaccounts and 60% in one fixed income subaccount.
   This model seeks a high level of current income with some consideration given to growth of capital. The model utilizes index funds exclusively.
 o The Lincoln SSgA Moderate Index Model is composed of specified underlying subaccounts representing a target allocation of approximately 60% in three equity subaccounts and 40% in one fixed income subaccount. This model seeks a balance between a high level of current income and growth of capital, with an emphasis on growth of capital. The model utilizes index funds exclusively.
 o The Lincoln SSgA Moderately Aggressive Equity Index Model (formerly known as the Lincoln SSgA Moderately Aggressive Index Model) is composed of specified underlying subaccounts representing a target allocation of approximately 80% in three equity subaccounts and 20% in one fixed income subaccount. This model seeks a balance between a high level of current income and growth of capital, with a greater emphasis on growth of capital. The model utilizes index funds exclusively.

 o The Lincoln SSgA Moderately Aggressive Index Model is composed of specified underlying subaccounts representing a target allocation of approximately 70% in three equity subaccounts and 30% in one fixed income subaccount. This model seeks a balance between a high level of current income and growth of capital, with a greater emphasis on growth of capital. The model utilizes index funds exclusively.
 o The Lincoln SSgA Aggressive Index Model is composed of specified underlying subaccounts representing a target allocation of approximately 90% in three equity subaccounts and 10% in one fixed income subaccount. This model seeks long term growth of capital. The model utilizes index funds exclusively.
 o The Lincoln SSgA Structured Conservative Model is composed of specified underlying subaccounts representing a target allocation of approximately 40% in seven equity subaccounts and 60% in one fixed income subaccount. This model seeks a high level of current income with some consideration given to growth of capital. The model utilizes a combination of index funds and rules-based strategies with an emphasis placed on value oriented stocks.
 o The Lincoln SSgA Structured Moderate Model is composed of specified underlying subaccounts representing a target allocation of approximately 60% in seven equity subaccounts and 40% in one fixed income subaccount. This model seeks a balance between a high level of current income and growth of capital, with an emphasis on growth of capital. The model utilizes a combination of index funds and rules-based strategies with an emphasis placed on value oriented stocks.
 o The Lincoln SSgA Structured Moderately Aggressive Equity Model (formerly known as the Lincoln SSgA Structured Moderately Aggressive Model) is composed of specified underlying subaccounts representing a target allocation of approximately 80% in seven equity subaccounts and 20% in one fixed income subaccount. This model seeks a balance between a high level of current income and growth of capital, with a greater emphasis on growth of capital. The model utilizes a combination of index funds and rules-based strategies with an emphasis placed on value oriented stocks.
 o The Lincoln SSgA Structured Moderately Aggressive Model is composed of specified underlying subaccounts representing a target allocation of approximately 70% in seven equity subaccounts and 30% in one fixed income subaccount. This model seeks a balance between a high level of current income and growth of capital, with a greater emphasis on growth of capital. The model utilizes a combination of index funds and rules-based strategies with an emphasis placed on value oriented stocks.
 o The Lincoln SSgA Structured Aggressive Model is composed of specified underlying subaccounts representing a target allocation of approximately 90% in seven equity subaccounts and 10% in one fixed income subaccount. This model seeks long term growth of capital. The model utilizes a combination of index funds and rules-based strategies with an emphasis placed on value oriented stocks.

Your registered representative will have more information on the specific investments of each model.

Franklin Templeton Founding Investment Strategy: Through the Franklin Templeton Founding Investment Strategy you may allocate purchase payments and/or contract values to three underlying funds as listed below. This is not an asset allocation model. If you choose to follow this strategy you will invest 100% of your contract value according to the strategy. You may invest in any of the three funds without adopting the strategy. Upon selection of this program you agree to be automatically enrolled in portfolio rebalancing and authorize us to automatically rebalance your contract value on a quarterly basis in accordance with the strategy. Confirmation of the rebalancing will appear on your quarterly statement and you will not receive an individual confirmation after each allocation. You may terminate the strategy at any time and reallocate your contract value to other investment options. We reserve the right to change the rebalancing frequency at any time, in our sole discretion, but will not make changes more than once per calendar year. You will be notified at least 30 days prior to the date of any change in frequency.



         o FTVIPT Franklin Income Securities        34% of contract value
         o FTVIPT Mutual Shares Securities          33% of contract value
         o LVIP Templeton Growth Fund               33% of contract value

Death Benefit

The chart below provides a brief overview of how the death benefit proceeds will be distributed if death occurs prior to i4LIFE (Reg. TM) Advantage elections or prior to the annuity commencement date. Refer to your contract for the specific provisions applicable upon death.



 UPON DEATH OF:    AND...                               AND...                                 DEATH BENEFIT PROCEEDS PASS TO:
contractowner     There is a surviving joint owner     The annuitant is living or deceased    joint owner
 contractowner     There is no surviving joint owner    The annuitant is living or deceased    designated beneficiary
contractowner     There is no surviving joint owner    The annuitant is living or deceased    contractowner's estate
                  and the beneficiary predeceases the
                  contractowner

 UPON DEATH OF:    AND...
annuitant         The contractowner is living
 annuitant         The contractowner is living
annuitant**       The contractowner is a trust or other
                  non-natural person



 UPON DEATH OF:    AND...                                DEATH BENEFIT PROCEEDS PASS TO:
annuitant         There is no contingent annuitant      The youngest contractowner
                                                        becomes the contingent annuitant
                                                        and the contract continues. The
                                                        contractowner may waive* this
                                                        continuation and receive the death
                                                        benefit proceeds.
 annuitant         The contingent annuitant is living    contingent annuitant becomes the
                                                        annuitant and the contract continues
annuitant**       No contingent annuitant allowed       designated beneficiary
                  with non-natural contractowner

* Notification from the contractowner to select the death benefit proceeds must be received within 75 days of the death of the annuitant.

** Death of annuitant is treated like death of the contractowner.


If the contractowner (or a joint owner) or annuitant dies prior to the annuity commencement date, a death benefit may be payable. You can choose the death benefit. Only one death benefit may be in effect at any one time and this election terminates if you elect an annuitization option. i4LIFE (Reg. TM) Advantage purchasers will receive the same death benefit option they elected immediately prior to electing i4LIFE (Reg. TM) Advantage, if that death benefit option is available with i4LIFE (Reg. TM) Advantage. i4LIFE (Reg. TM) Advantage purchasers may also elect a less expensive death benefit option. Generally, the more expensive the death benefit the greater the protection.

You should consider the following provisions carefully when designating the beneficiary, annuitant, any contingent annuitant and any joint owner, as well as before changing any of these parties. The identity of these parties under the contract may significantly affect the amount and timing of the death benefit or other amount paid upon a contractowner's or annuitant's death.

You may designate a beneficiary during your lifetime and change the beneficiary by filing a written request with our Servicing office. Each change of beneficiary revokes any previous designation. We reserve the right to request that you send us the contract for endorsement of a change of beneficiary.

Upon the death of the contractowner, a death benefit will be paid to the beneficiary. Upon the death of a joint owner, the death benefit will be paid to the surviving joint owner. If the contractowner is a corporation or other non-individual (non-natural person), the death of the annuitant will be treated as death of the contractowner.

If an annuitant who is not the contractowner or joint owner dies, then the contingent annuitant, if named, becomes the annuitant and no death benefit is payable on the death of the annuitant. If no contingent annuitant is named, the contractowner (or younger of joint owners) becomes the annuitant. Alternatively, a death benefit may be paid to the contractowner (and joint owner, if applicable, in equal shares). Notification of the election of this death benefit must be received by us within 75 days of the death of the annuitant. The contract terminates when any death benefit is paid due to the death of the annuitant.

Only the contract value as of the valuation date we approve the payment of the death claim is available as a death benefit if a contractowner, joint owner or annuitant was added or changed subsequent to the effective date of this contract unless the change occurred because of the death of a prior contractowner, joint owner or annuitant. If your contract value equals zero, no death benefit will be paid.

Guarantee of Principal Death Benefit. If you do not select a death benefit, the Guarantee of Principal Death Benefit will apply to your contract. If the Guarantee of Principal Death Benefit is in effect, the death benefit will be equal to the greater of:
 o The current contract value as of the valuation date we approve the payment of the claim; or
 o The sum of all purchase payments decreased by withdrawals in the same proportion that withdrawals reduced the contract value (withdrawals less than or equal to the Maximum Annual Withdrawal amount under the Lincoln Lifetime IncomeSM Advantage rider may reduce the sum of all purchase payments amount on a dollar for dollar basis. See The Contracts - Lincoln Lifetime IncomeSM Advantage).

In a declining market, withdrawals deducted in the same proportion that withdrawals reduce the contract value may have a magnified effect on the reduction of the death benefit payable.

All references to withdrawals include deductions for any applicable charges associated with those withdrawals (an interest adjustment for example) and premium taxes, if any.

Enhanced Guaranteed Minimum Death Benefit (EGMDB).

If the Enhanced Guaranteed Minimum Death Benefit (EGMDB) is in effect, the death benefit paid will be the greatest of:
 o the contract value as of the valuation date the death benefit is approved by us for payment;

 o the sum of all purchase payments decreased by withdrawals in the same proportion that withdrawals reduced the contract value (withdrawals less than or equal to the Maximum Annual Withdrawal amount under the Lincoln Lifetime IncomeSM Advantage rider may reduce the sum of all purchase payments amount on a dollar for dollar basis. See The Contracts - Lincoln Lifetime IncomeSM Advantage); or
 o the highest contract value which the contract attains on any contract anniversary (including the inception date) (determined before the allocation of any purchase payments on that contract anniversary) prior to the 81st birthday of the deceased and prior to the death of the contractowner, joint owner or annuitant for whom the death claim is approved for payment. The highest contract value is increased by purchase payments and is decreased by withdrawals subsequent to that anniversary date in the same proportion that withdrawals reduced the contract value.

In a declining market, withdrawals deducted in the same proportion that withdrawals reduce the contract value may have a magnified effect on the reduction of the death benefit payable. All references to withdrawals include deductions for any applicable charges associated with that withdrawal (surrender charges, for example) and premium taxes, if any.

The EGMDB is not available under contracts issued to a contractowner, or joint owner or annuitant, who is age 80 or older at the time of issuance.

For contracts purchased after October 1, 2003, the contractowner may discontinue the EGMDB at any time by completing the Enhanced Guaranteed Minimum Death Benefit Discontinuance form and sending it to our Servicing office. The benefit will be discontinued as of the valuation date we receive the request, and the Guarantee of Principal Death Benefit will apply. We will deduct the charge for the Guarantee of Principal Death Benefit as of that date. See Charges and Other Deductions.


General Death Benefit Information

Only one of these death benefit elections may be in effect at any one time and these elections terminate if you elect i4LIFE (Reg. TM) Advantage.

If there are joint owners, upon the death of the first contractowner, we will pay a death benefit to the surviving joint owner. The surviving joint owner will be treated as the primary, designated beneficiary. Any other beneficiary designation on record at the time of death will be treated as a contingent beneficiary. If the surviving joint owner is the spouse of the deceased joint owner, he/she may continue the contract as sole contractowner. Upon the death of the spouse who continues the contract, we will pay a death benefit to the designated beneficiary(s).

If the beneficiary is the spouse of the contractowner, then the spouse may elect to continue the contract as the new contractowner. Pursuant to the Federal Defense of Marriage Act, same-sex marriages are not recognized for purposes of federal law. Therefore, the favorable tax treatment provided by federal tax law to an opposite-sex spouse is not available to a same-sex spouse. Same-sex spouses should consult a tax advisor prior to purchasing annuity products that provide benefits based upon status as a spouse, and prior to exercising any spousal rights under an annuity. Should the surviving spouse elect to continue the contract, a portion of the death benefit may be credited to the contract. Any portion of the death benefit that would have been payable (if the contract had not been continued) that exceeds the current contract value on the date the surviving spouse elects to continue will be added to the contract value. If the contract is continued in this way, the death benefit in effect at the time the beneficiary elected to continue the contract will remain as the death benefit.

The value of the death benefit will be determined as of the valuation date we approve the payment of the claim. Approval of payment will occur upon our receipt of a claim submitted in good order. To be in good order, we require all the following:

1. proof (e.g. an original certified death certificate), or any other proof of death satisfactory to us, of the death;

2. written authorization for payment; and

3. all required claim forms, fully completed (including selection of a settlement option).

Notwithstanding any provision of this contract to the contrary, the payment of death benefits provided under this contract must be made in compliance with Code Section 72(s) or 401(a)(9) as applicable, as amended from time to time. Death benefits may be taxable. See Federal Tax Matters.

Unless otherwise provided in the beneficiary designation, one of the following procedures will take place on the death of a beneficiary:
 o If any beneficiary dies before the contractowner, that beneficiary's interest will go to any other beneficiaries named, according to their respective interests; and/or
 o If no beneficiary survives the contractowner, the proceeds will be paid to the contractowner's estate.

If the beneficiary is a minor, court documents appointing the guardian/custodian may be required.

Unless the contractowner has already selected a settlement option, the beneficiary may choose the method of payment of the death benefit. The death benefit payable to the beneficiary or joint owner must be distributed within five years of the contractowner's date of death unless the beneficiary begins receiving within one year of the contractowner's death the distribution in the form of a life annuity or an annuity for a designated period not extending beyond the beneficiary's life expectancy.

Upon the death of the annuitant, Federal tax law requires that an annuity election be made no later than 60 days after we have approved the death claim for payment.

If the death benefit becomes payable, the recipient may elect to receive payment either in the form of a lump sum settlement or an annuity payout. If a lump sum settlement is elected, the proceeds will be mailed within seven days of approval by us of the claim subject to the laws, regulations and tax code governing payment of death benefits. This payment may be postponed as permitted by the Investment Company Act of 1940.

In the case of a death of one of the parties to the annuity contract, if the recipient of the death benefit has elected a lump sum settlement and the contract value is over $10,000, the proceeds will be placed into the interest-bearing account in the recipient's name as the owner of the account. The SecureLine (Reg. TM) account allows the recipient additional time to decide how to manage death benefit proceeds with the balance earning interest from the day the account is opened. SecureLine (Reg. TM) is not a method of deferring taxation.

The SecureLine (Reg. TM) account is a special service that we offer in which the death benefit proceeds are placed into an interest-bearing account. Instead of mailing you (or the recipient of the death proceeds) a check, we will send a checkbook so that you (or the death proceeds recipient) will have access to the account simply by writing a check for all or any part of the proceeds. The SecureLine (Reg. TM) account is part of our general account. It is not a bank account and it is not insured by the FDIC or any other government agency. As part of our general account, it is subject to the claims of our creditors. We receive a benefit from all amounts left in the SecureLine (Reg. TM) account. The recipient of death benefit proceeds may request to receive the proceeds in the form of a check rather than a deposit into the SecureLine (Reg. TM) account. Interest in the SecureLine (Reg. TM) account is taxable as ordinary income in the year such interest is credited, and is not tax-deferred. We recommend that you consult your tax advisor to determine the tax consequences associated with the payment of interest on amounts in the SecureLine (Reg. TM) account.


Investment Requirements

Prior to January 20, 2009. Contractowners who purchased the Lincoln Lifetime Income (Reg. TM) Advantage Rider from December 15, 2008 through January 19, 2009 will be subject to Investment Requirements as set forth in your contract.

As of January 20, 2009 and prior to June 30, 2009. Contractowners who have elected the Lincoln Lifetime Income (Reg. TM) Advantage Rider or the Guaranteed Income Benefit (version 3) under i4LIFE (Reg. TM) Advantage from January 20, 2009 through June 29, 2009 will be subject to the following Investment Requirements on the investments in their contracts. Currently, if you purchase i4LIFE (Reg. TM) Advantage without the Guaranteed Income Benefit, you will not be subject to any Investment Requirements, although we reserve the right to impose Investment Requirements for this rider in the future.

We have divided the subaccounts of your contract into two groups. We will specify the minimum or maximum percentages of your contract value (includes Account Value if i4LIFE (Reg. TM) Advantage is in effect) that must be in each group at the time you purchase the rider. In addition, you may allocate your contract value and purchase payments in accordance with certain asset allocation models. If you terminate an asset allocation model, you must follow the Investment Requirements applicable to your rider. Some investment options are not available to you if you purchase certain riders. The Investment Requirements may not be consistent with an aggressive investment strategy. You should consult with your registered representative to determine if the Investment Requirements are consistent with your investment objectives.

You can select the percentages of contract value to allocate to individual subaccounts within each group, but the total investment for all subaccounts in a group must comply with the specified minimum or maximum percentages for that group.

In accordance with these Investment Requirements, you agree to be automatically enrolled in the portfolio rebalancing option under your contract and thereby authorize us to automatically rebalance your contract value on a periodic basis. On each quarterly anniversary of the effective date of the Rider, we will rebalance your contract value, on a pro-rata basis, based on your allocation instructions in effect at the time of the rebalancing. Confirmation of the rebalancing will appear on your quarterly statement and you will not receive an individual confirmation after each reallocation.

At this time, the subaccount groups are as follows:



Group 1                                              Group 2
Investments must be at least 30% of contract value   Investments cannot exceed 70% of contract value
or Account Value                                     or Account Value
---------------------------------------------------- ------------------------------------------------
1. American Century VP Inflation Protection Fund     All other funds except as described below.
2. LVIP Delaware Bond Fund
3. Delaware VIP Limited-Term Diversified Income
Series
4. Delaware VIP Diversified Income Series

5. FTVIPT Templeton Global Bond Securities Fund
6. LVIP SSgA Bond Index Fund
7. LVIP Global Income Fund

To satisfy the Investment Requirements, you may allocate 100% of your contract value among the MFS VIT Total Return Series, the BlackRock Global Allocation VI Fund, the FTVIPT Franklin Income Securities Fund, or the LVIP Wilshire Profile Funds that are available in your contract except not more than 70% can be allocated to the LVIP Wilshire Aggressive Profile Fund, LVIP Wilshire 2030 Profile Fund and LVIP Wilshire 2040 Profile Fund. If you allocate less than 100% of your contract value to or among MFS VIT Total Return Series, the BlackRock Global Allocation VI Fund, the FTVIPT Franklin Income Securities Fund, or the available LVIP Wilshire Profile Funds, then these funds will be considered as part of Group 1 or 2 above, as applicable and you will be subject to Group 1 or 2 restrictions. The DWS Alternative Asset Allocation Plus VIP Portfolio, the PIMCO VIT Commodity Real Return Strategy Portfolio, the LVIP SSgA Emerging Markets 100 Fund, the AllianceBernstein VPS Global Thematic Growth Portfolio, the Delaware VIP REIT Series and the Delaware VIP Emerging Markets Series are not available with these riders. The fixed account is only available for dollar cost averaging.

To satisfy the Investment Requirements, contract value can be allocated in accordance with certain asset allocation models, made available to you by your broker dealer. 100% of the contract value can be allocated to one of the following models: Lincoln SSgA Structured Conservative Model, Lincoln SSgA Structured Moderate Model, Lincoln SSgA Structured Moderately Aggressive Model, Lincoln SSgA Conservative Index Model, Lincoln SSgA Moderate Index Model, and Lincoln SSgA Moderately Aggressive Index Model. You may choose one asset allocation model at a time, though you may change to a different asset allocation model in your contract that meets the Investment Requirements or reallocate your contract value among the Group 1 or 2 subaccounts.

Beginning June 30, 2009. Contractowners who have elected the Lincoln Lifetime Income (Reg. TM) Advantage Rider, the Guaranteed Income Benefit (version 2 or version 3) under i4LIFE (Reg. TM) Advantage, Lincoln SmartSecurity (Reg. TM) Advantage, or 4LATER (Reg. TM) Advantage on or after June 30, 2009 will be subject to the following Investment Requirements on the investments in their contracts.

We have divided the subaccounts of your contract into three groups. We will specify the minimum or maximum percentages of your contract value (includes Account Value if i4LIFE (Reg. TM) Advantage is in effect) that must be in each group at the time you purchase the rider. In addition, you may allocate your contract value and purchase payments in accordance with certain asset allocation models. If you terminate an asset allocation model, you must follow the Investment Requirements applicable to your rider. Some investment options are not available to you if you purchase certain riders. The Investment Requirements may not be consistent with an aggressive investment strategy. You should consult with your registered representative to determine if the Investment Requirements are consistent with your investment objectives.

You can select the percentages of contract value to allocate to individual funds within each group, but the total investment for all funds in a group must comply with the specified minimum or maximum percentages for that group.

In accordance with these Investment Requirements, you agree to be automatically enrolled in the portfolio rebalancing option under your contract and thereby authorize us to automatically rebalance your contract value on a periodic basis. On each quarterly anniversary of the effective date of the Rider, we will rebalance your contract value, on a pro-rata basis, based on your allocation instructions in effect at the time of the rebalancing. Confirmation of the rebalancing will appear on your quarterly statement and you will not receive an individual confirmation after each reallocation.

At this time, the subaccount groups are as follows:



Group 1                                              Group 2
Investments must be at least 30% of contract value   Investments cannot exceed 70% of contract value or
or Account Value                                     Account Value
---------------------------------------------------- ---------------------------------------------------
1. American Century VP Inflation Protection Fund     All other funds except as described below.
2. LVIP Delaware Bond Fund
3. Delaware VIP Limited-Term Diversified Income
Series
4. Delaware VIP Diversified Income Series
5. LVIP SSgA Bond Index Fund
6. LVIP Global Income Fund
7. FTVIPT Templeton Global Securities Fund



Group 3
Investments cannot exceed 10% of contract value
or Account Value
------------------------------------------------

1. AllianceBernstein VPS Global Thematic Growth
Portfolio
2. Delaware VIP Emerging Markets Series
3. Delaware VIP REIT Series
4. DWS Alternative Asset Allocation Plus VIP Portfolio
5. LVIP SSgA Emerging Markets 100 Fund
6. LVIP Cohen & Steers Global Real Estate Fund
7. MFS VIT Utilities Series

To satisfy the Investment Requirements, you may allocate 100% of your contract value among the MFS VIT Total Return Series, the BlackRock Global Allocation VI Fund, or the LVIP Wilshire Profile Funds that are available in your contract except not more than 70% can be allocated to the LVIP Wilshire Aggressive Profile Fund. If you allocate less than 100% of your contract value to or among MFS VIT Total Return Series, the BlackRock Global Allocation VI Fund, or the available LVIP Wilshire Profile Funds, then these funds will be considered as part of Group 1 or 2 above, as applicable, and you will be subject to Group 1 or 2 restrictions. The PIMCO VIT Commodity Real Return Strategy Portfolio is not available with these riders. The fixed account is only available for dollar cost averaging.

To satisfy the Investment Requirements, contract value can be allocated in accordance with certain asset allocation models, made available to you by your broker dealer. 100% of the contract value can be allocated to one of the following models: Lincoln SSgA Structured Conservative Model, Lincoln SSgA Structured Moderate Model, Lincoln SSgA Structured Moderately Aggressive Model, Lincoln SSgA Conservative Index Model, Lincoln SSgA Moderate Index Model, and Lincoln SSgA Moderately Aggressive Index Model. You may choose one asset allocation model at a time, though you may change to a different asset allocation model in your contract that meets the Investment Requirements or reallocate your contract value among the Group 1, 2 or 3 subaccounts.


Living Benefit Riders

The optional Living Benefit Riders offered under this variable annuity contract
- Lincoln Lifetime IncomeSM Advantage, Lincoln SmartSecurity (Reg. TM) Advantage, i4LIFE (Reg. TM) Advantage with the Guaranteed Income Benefit and 4LATER (Reg. TM) Advantage - are described in the following sections. The riders offer either a minimum withdrawal benefit (Lincoln Lifetime IncomeSM Advantage and Lincoln SmartSecurity (Reg. TM) Advantage) or a minimum annuity payout (i4LIFE (Reg. TM) Advantage and 4LATER (Reg. TM) Advantage). You may not elect more than one Living Benefit rider at a time. Upon election of a Living Benefit rider, you will be subject to Investment Requirements (unless you elect i4LIFE (Reg. TM) Advantage without the Guaranteed Income Benefit). The overview chart provided with this prospectus provides a brief description and comparison of each Living Benefit rider. Excess withdrawals under certain Living Benefit Riders may result in a reduction or premature termination of those benefits or of those riders. Terms and conditions may change after the contract is purchased.


Lincoln Lifetime IncomeSM Advantage

The Lincoln Lifetime IncomeSM Advantage is a Rider that is available for purchase with your variable annuity contract if the purchase payment or contract value (if purchased after the contract is issued) is at least $25,000 and you are age 60 or older. This Rider provides minimum, guaranteed, periodic withdrawals for your life as contractowner/annuitant regardless of the investment performance of the contract, provided that certain conditions are met. A minimum guaranteed amount (Guaranteed Amount) is used to calculate the periodic withdrawals from your contract, but is not available as a separate benefit upon death or surrender. The Guaranteed Amount is equal to the initial purchase payment (or contract value if elected after contract issue) increased by subsequent purchase payments, Automatic Annual Step-ups, 5% Enhancements and the Step-up to 200% of the initial Guaranteed Amount (if applicable to your contract) and decreased by withdrawals in accordance with the provisions set forth below. No additional purchase payments are allowed if the contract value decreases to zero for any reason.

This Rider provides annual withdrawals of 5% of the initial Guaranteed Amount called Maximum Annual Withdrawal amounts. You may receive Maximum Annual Withdrawal amounts for your lifetime. Withdrawals in excess of the Maximum Annual Withdrawal amount may significantly reduce your Maximum Annual Withdrawal amount. Withdrawals will also negatively impact the availability of the 5% Enhancement and the 200% Step-up (if applicable to your contract). These options are discussed below in detail.

By purchasing the Lincoln Lifetime IncomeSM Advantage Rider, you will be limited in how you can invest in the subaccounts in your contract. In addition, the fixed account is not available except for use with dollar cost averaging. See The Contracts - Investment Requirements.

Lincoln New York offers other optional riders available for purchase with its variable annuity contracts. These riders provide different methods to take income from your contract value and may provide certain guarantees. These riders are fully discussed in this prospectus. There are differences between the riders in the features provided as well as the charge structure. In addition, the purchase of one rider may impact the availability of another rider. Information about the relationship between Lincoln Lifetime IncomeSM Advantage and these other riders is included later in this prospectus (See Lincoln Lifetime IncomeSM Advantage - Compare to Lincoln Smart Security (Reg.
TM) Advantage and i4LIFE (Reg. TM) Advantage option.) Not all riders will be available at all times.

We have designed the rider to protect you from outliving your contract value. If the rider terminates or you die before your contract value is reduced to zero, neither you nor your estate will receive any lifetime withdrawals from us under the rider. We limit your withdrawals to the Maximum Annual Withdrawal amount and impose Investment Requirements in order to minimize the risk that your contract value will be reduced to zero before your death.

If the Rider is elected at contract issue, then the Rider will be effective on the contract's effective date. If the Rider is elected after the contract is issued (by sending a written request to our Servicing Office), the Rider will be effective on the next valuation date following approval by us. You may not simultaneously elect Lincoln Lifetime IncomeSM Advantage with any other Living Benefit rider.

Benefit Year. The Benefit Year is the 12-month period starting with the effective date of the Rider and starting with each anniversary of the Rider effective date after that.

Guaranteed Amount. The Guaranteed Amount is a value used to calculate your withdrawal benefit under this Rider. The Guaranteed Amount is not available to you as a lump sum withdrawal or a death benefit. The initial Guaranteed Amount varies based on when you elect the Rider. If you elect the Rider at the time you purchase the contract, the initial Guaranteed Amount will equal your initial purchase payment. If you elect the Rider after we issue the contract, the initial Guaranteed Amount will equal the contract value on the effective date of the Rider. The maximum Guaranteed Amount is $10,000,000. This maximum takes into consideration the total Guaranteed Amounts from all Lincoln New York contracts (or contracts issued by our affiliates) in which you are the covered life under either the Lincoln Lifetime IncomeSM Advantage or Lincoln SmartSecurity (Reg. TM) Advantage.

Additional purchase payments automatically increase the Guaranteed Amount by the amount of the purchase payment (not to exceed the maximum Guaranteed Amount); for example, a $10,000 additional purchase payment will increase the Guaranteed Amount by $10,000. After the first anniversary of the Rider effective date, each time a purchase payment is made after the cumulative purchase payments equal or exceed $100,000, the charge for your Rider may change on the next Benefit Year anniversary. The charge will be the current charge in effect on that next Benefit Year Anniversary, for new purchases of the Rider. The charge will never exceed the guaranteed maximum annual charge. See Charges and Other Deductions - Lincoln Lifetime IncomeSM Advantage Charge. Additional purchase payments will not be allowed if the contract value decreases to zero for any reason including market loss.

The following example demonstrates the impact of additional purchase payments on the Lincoln Lifetime IncomeSM Advantage charge:



         Initial purchase payment                   $100,000
         Additional purchase payment in Year 2      $ 95,000   No change to charge
         Additional purchase payment in Year 3      $ 75,000   Charge will be the current charge
         Additional purchase payment in Year 4      $ 25,000   Charge will be the current charge

Each withdrawal reduces the Guaranteed Amount as discussed below.

Since the charge for the Rider is based on the Guaranteed Amount, the cost of the Rider increases when additional purchase payments, Automatic Annual Step-ups, 5% Enhancements and the 200% Step-up (if applicable to your contract) are made, and the cost decreases as withdrawals are made because these transactions all adjust the Guaranteed Amount. In addition, the percentage charge may change when cumulative purchase payments exceed $100,000 and also when Automatic Annual Step-ups occur as discussed below. See Charges and Other Deductions - Lincoln Lifetime IncomeSM Advantage Charge.

5% Enhancement to the Guaranteed Amount. On each Benefit Year anniversary, the Guaranteed Amount, minus purchase payments received in that year, will be increased by 5% if the contractowner/annuitant is under age 86 and the Rider is within the 10 year period described below. Additional purchase payments must be invested in the contract at least one Benefit Year before the 5% Enhancement will be made on the portion of the Guaranteed Amount equal to that purchase payment. Any purchase payments made within the first 90 days after the effective date of the Rider will be included in the Guaranteed Amount for purposes of receiving the 5% Enhancement on the first Benefit Year anniversary.


Note: The 5% Enhancement is not available in any year there is a withdrawal from contract value including a Maximum Annual Withdrawal amount. A 5% Enhancement will occur in subsequent years after a withdrawal only under certain conditions. If you are eligible (as defined below) for the 5% Enhancement in the next year, the Enhancement will not occur until the Benefit Year anniversary of that year.

The following is an example of the impact of the 5% Enhancement on the Guaranteed Amount:

Initial purchase payment = $100,000; Guaranteed Amount = $100,000

Additional purchase payment on day 30 = $15,000; Guaranteed Amount = $115,000

Additional purchase payment on day 95 = $10,000; Guaranteed Amount = $125,000

On the first Benefit Year Anniversary, the Guaranteed Amount is $130,750 ($115,000 times 1.05%=$120,750 plus $10,000). The $10,000 purchase payment on day 95 is not eligible for the 5% Enhancement until the 2nd Benefit Year Anniversary.

The 5% Enhancement will be in effect for 10 years from the effective date of the Rider. The 5% Enhancement will cease upon the death of the contractowner/annuitant or when the contractowner/annuitant reaches age 86. A new 10-year period will begin each time an Automatic Annual Step-up to the contract value occurs as described below. As explained below, the 5% Enhancement and Automatic Annual Step-up will not occur in the same year. If the Automatic Annual Step-up provides a greater increase to the Guaranteed Amount, you will not receive the 5% Enhancement. The 5% Enhancement cannot increase the Guaranteed Amount above the maximum Guaranteed Amount of $10,000,000. For riders purchased prior to January 20, 2009, the 5% Enhancement will be in effect for 15 years from the effective date of the Rider, and a new 15-year period will begin following each Automatic Annual Step-up.

The 5% Enhancement will not occur on any Benefit Year anniversary in which there is a withdrawal, including a Maximum Annual Withdrawal amount, from the contract during that Benefit Year. The 5% Enhancement will occur on the following Benefit Year anniversary if no other withdrawals are made from the contract and the Rider is within the 10-year period.

An example of the impact of a withdrawal on the 5% Enhancement is included in the Withdrawals section below.

If your Guaranteed Amount is increased by the 5% Enhancement on the Benefit Year anniversary, your percentage charge for the Rider will not change. However, the amount you pay for the Rider will increase since the charge for the Rider is based on the Guaranteed Amount. See Charges and Other Deductions - Lincoln Lifetime IncomeSM Advantage Charge.

Automatic Annual Step-ups of the Guaranteed Amount. The Guaranteed Amount will automatically step-up to the contract value on each Benefit Year anniversary if:

     a. the contractowner/annuitant is still living and under age 86; and

   b. the contract value on that Benefit Year anniversary is greater than the Guaranteed Amount after the 5% Enhancement (if any) or 200% Step-up (if any, as described below).

Each time the Guaranteed Amount is stepped up to the current contract value as described above, your percentage charge for the Rider will be the current charge for the Rider, not to exceed the guaranteed maximum charge. Therefore, your percentage charge for this Rider could increase every Benefit Year anniversary. See Charges and Other Deductions - Lincoln Lifetime IncomeSM Advantage Charge.

If your percentage rider charge is increased upon an Automatic Annual Step-up, you may opt out of the Automatic Annual Step-up by giving us notice within 30 days after the Benefit Year anniversary if you do not want your percentage charge for the Rider to change. This opt out will only apply for this particular Automatic Annual Step-up. You will need to notify us each time the percentage charge increases if you do not want the Step-up. If you decline the Automatic Annual Step-up, you will receive the 200% Step-up (if you are eligible as described below) or the 5% Enhancement (if you are eligible as specified above); however, a new 10-year period for 5% Enhancements will not begin. You may not decline the Automatic Annual Step-up, if applicable, if your additional purchase payments would cause your charge to increase. See the earlier Guaranteed Amount section.

Following is an example of how the Automatic Annual Step-ups and the 5% Enhancement will work (assuming no withdrawals or additional purchase payments):



                                                                              Potential for   Length of 5%
                                                                 Guaranteed     Charge to     Enhancement
                                                Contract Value     Amount         Change         Period
                                               ---------------- ------------ --------------- -------------
         Initial Purchase Payment $50,000 .         $50,000        $50,000         No              10
         1st Benefit Year Anniversary.........      $54,000        $54,000        Yes              10
         2nd Benefit Year Anniversary.........      $53,900        $56,700         No               9
         3rd Benefit Year Anniversary.........      $57,000        $59,535         No               8
         4th Benefit Year Anniversary.........      $64,000        $64,000        Yes              10

On the 1st Benefit Year anniversary, the Automatic Annual Step-up increased the Guaranteed Amount to the contract value of $54,000 since the increase in the contract value is greater than the 5% Enhancement amount of $2,500 (5% of $50,000). On the 2nd Benefit Year anniversary, the 5% Enhancement provided a larger increase (5% of $54,000 = $2,700). On the 3rd Benefit Year anniversary, the 5% Enhancement provided a larger increase (5% of $56,700=$2,835). On the 4th Benefit Year anniversary, the Automatic Annual Step-up to the contract value was greater than the 5% Enhancement amount of $2,977 (5% of $59,535).

An Automatic Annual Step-up cannot increase the Guaranteed Amount beyond the maximum Guaranteed Amount of $10,000,000.

Step-up to 200% of the initial Guaranteed Amount. If you purchased Lincoln Lifetime IncomeSM Advantage on or after October 5, 2009, the 200% Step-up will not be available. On the later of the 10th Benefit Year anniversary or the Benefit Year anniversary after you reach age 75, we will step-up your Guaranteed Amount to 200% of your initial Guaranteed Amount (plus any purchase payments made within 90 days of rider election), less any withdrawals, if this would increase your Guaranteed Amount to an amount higher than that provided by the 5% Enhancement or the Automatic Annual Step-up for that year, if applicable. (You will not also receive the 5% Enhancement or Automatic Annual Step-up if the 200% Step-up applies.) (The 200% Step-up will occur on the 10th Benefit Year anniversary if you purchased the rider prior to January 20, 2009.) This Step-up will not occur if:

   1) an Excess Withdrawal (defined below) has occurred; or

   2) cumulative withdrawals totaling more than 10% of the initial Guaranteed Amount (plus purchase payments within 90 days of rider election) have been made (even if these withdrawals were within the Maximum Annual Withdrawal amount).

   For example, assume the initial Guaranteed Amount is $200,000. A $10,000 Maximum Annual Withdrawal was made at age 69 and at age 70. If one more $10,000 Maximum Annual Withdrawal was made at age 71, the Step-up would not be available since withdrawals cannot exceed $20,000 (10% of $200,000).

This Step-up is only available one time and it will not occur if, on the applicable Benefit Year anniversary, your Guaranteed Amount exceeds 200% of your initial Guaranteed Amount (plus purchase payments within 90 days of rider election). Required minimum distributions (RMDs) from qualified contracts may adversely impact this benefit because you may have to withdraw more than 10% of your initial Guaranteed Amount. See the terms governing RMDs in the Maximum Annual Withdrawal Amount section below.

This Step-up will not cause a change to the percentage charge for your rider. However, the amount you pay for the rider will increase since the charge is based on the Guaranteed Amount. See Charges and Other Deductions - Lincoln Lifetime IncomeSM Advantage Charge.

The following example demonstrates the impact of this Step-up on the Guaranteed
Amount:

Initial purchase payment at age 65 = $200,000; Guaranteed Amount =$200,000; Maximum Annual Withdrawal amount = $10,000.

After 10 years, at age 75, the Guaranteed Amount is $272,339 (after applicable 5% Enhancements and two $10,000 Maximum Annual Withdrawal Amounts) and the contract value is $250,000. Since the Guaranteed Amount is less than $360,000 ($200,000 initial Guaranteed Amount reduced by the two $10,000 withdrawals times 200%), the Guaranteed Amount is increased to $360,000.

The 200% Step-up (if applicable to your contract) cannot increase the Guaranteed Amount beyond the maximum Guaranteed Amount of $10,000,000.

Maximum Annual Withdrawal Amount. You may make periodic withdrawals up to the Maximum Annual Withdrawal amount each Benefit Year for your lifetime as long as your Maximum Annual Withdrawal amount is greater than zero.

On the effective date of the Rider, the Maximum Annual Withdrawal amount is equal to 5% of the initial Guaranteed Amount. If you do not withdraw the entire Maximum Annual Withdrawal amount during a Benefit Year, there is no carryover of the extra amount into the next Benefit Year.

If your contract value is reduced to zero because of market performance, withdrawals equal to the Maximum Annual Withdrawal amount will continue automatically for your life under the Maximum Annual Withdrawal Amount Annuity Payment Option (discussed later). You may not withdraw the remaining Guaranteed Amount in a lump sum.

Note: if any withdrawal is made, the 5% Enhancement is not available during that Benefit Year. Withdrawals may also negatively impact the 200% Step-up (see above).

The tax consequences of withdrawals are discussed in Federal Tax Matters section of this prospectus.

All withdrawals you make, whether or not within the Maximum Annual Withdrawal amount, will decrease your contract value.

The Maximum Annual Withdrawal amount is increased by 5% of any additional purchase payments. For example, if the Maximum Annual Withdrawal amount of $2,500 (5% of $50,000 Guaranteed Amount) is in effect and an additional purchase payment of $10,000 is made, the new Maximum Annual Withdrawal amount is $3,000 ($2,500 + 5% of $10,000).

5% Enhancements, Automatic Annual Step-ups and the 200% Step-up (if applicable to your contract) will cause a recalculation of the eligible Maximum Annual Withdrawal amount to the greater of:

   a. the Maximum Annual Withdrawal amount immediately prior to the 5% Enhancement, Automatic Annual Step-up or 200% Step-up; or

     b. 5% of the Guaranteed Amount on the Benefit Year anniversary.

See the chart below for examples of the recalculation.

The Maximum Annual Withdrawal amount from both Lincoln Lifetime IncomeSM Advantage and Lincoln SmartSecurity (Reg. TM) Advantage under all Lincoln New York contracts (or contracts issued by our affiliates) applicable to you can never exceed 5% of the maximum Guaranteed Amount.

Withdrawals. If the cumulative amounts withdrawn from the contract during the Benefit Year (including the current withdrawal) are within the Maximum Annual Withdrawal amount, then:

     1. the withdrawal will reduce the Guaranteed Amount by the amount of the withdrawal on a dollar-for-dollar basis, and

     2. the Maximum Annual Withdrawal amount will remain the same.

The following example illustrates the impact of Maximum Annual Withdrawals on the Guaranteed Amount and the recalculation of the Maximum Annual Withdrawal amount (assuming no additional purchase payments):



                                                                 Guaranteed    Maximum Annual
                                                Contract Value     Amount     Withdrawal Amount
                                               ---------------- ------------ ------------------
         Initial Purchase Payment $50,000 .         $50,000        $50,000         $2,500
         1st Benefit Year Anniversary.........      $54,000        $54,000         $2,700
         2nd Benefit Year Anniversary.........      $51,000        $51,300         $2,700
         3rd Benefit Year Anniversary.........      $57,000        $57,000         $2,850
         4th Benefit Year Anniversary.........      $64,000        $64,000         $3,200

The initial Maximum Annual Withdrawal amount is equal to 5% of the Guaranteed Amount. Since withdrawals occurred each year (even withdrawals within the Maximum Annual Withdrawal amount), the 5% Enhancement of the Guaranteed Amount was not available. However, each year the Automatic Annual Step-up occurred (1st, 3rd and 4th anniversaries), the Maximum Annual Withdrawal amount was recalculated to 5% of the current Guaranteed Amount.

Withdrawals from Individual Retirement Annuity contracts will be treated as within the Maximum Annual Withdrawal amount (even if they exceed the 5% Maximum Annual Withdrawal amount) only if the withdrawals are taken in systematic monthly or quarterly installments of the amount needed to satisfy the RMD rules under Internal Revenue Code Section 401(a)(9). In addition, in order for this exception for RMDs to apply, the following must occur:

     1. Lincoln's monthly or quarterly automatic withdrawal service is used to calculate and pay the RMD;

     2. The RMD calculation must be based only on the value in this contract;
   and

     3. No withdrawals other than RMDs are made within that Benefit Year (except as described in next paragraph).

If your RMD withdrawals during a Benefit Year are less than the Maximum Annual Withdrawal amount, an additional amount up to the Maximum Annual Withdrawal amount may be withdrawn. If a withdrawal, other than an RMD is made during the Benefit Year, then all amounts withdrawn in excess of the Maximum Annual Withdrawal amount, including amounts attributed to RMDs, will be treated as Excess Withdrawals (see below).

Distributions from qualified contracts are generally taxed as ordinary income. In nonqualified contracts, withdrawals of contract value that exceed purchase payments are taxed as ordinary income. See Federal Tax Matters.

Excess Withdrawals. Excess Withdrawals are the cumulative amounts withdrawn from the contract during the Benefit Year (including the current withdrawal) that exceed the Maximum Annual Withdrawal amount. When Excess Withdrawals occur:

   1. The Guaranteed Amount is reduced by the same proportion that the Excess Withdrawal reduces the contract value. This means that the reduction in the Guaranteed Amount could be more than a dollar-for-dollar reduction.

   2. The Maximum Annual Withdrawal amount will be immediately recalculated to 5% of the new (reduced) Guaranteed Amount (after the pro rata reduction for the Excess Withdrawal); and

     3. The 200% Step-up will never occur.

The following example demonstrates the impact of an Excess Withdrawal on the Guaranteed Amount and the Maximum Annual Withdrawal amount. A $12,000 withdrawal caused a $15,182 reduction in the Guaranteed Amount.

Prior to Excess Withdrawal:
Contract Value = $60,000
Guaranteed Amount = $85,000
Maximum Annual Withdrawal amount = $5,000 (5% of the initial Guaranteed Amount of $100,000)

After a $12,000 Withdrawal ($5,000 is within the Maximum Annual Withdrawal amount, $7,000 is the Excess Withdrawal):

The contract value and Guaranteed Amount are reduced dollar for dollar for the Maximum Annual Withdrawal amount of $5,000:

Contract Value = $55,000
Guaranteed Amount = $80,000

The contract value is reduced by the $7,000 Excess Withdrawal and the Guaranteed Amount is reduced by 12.72%, the same proportion that the Excess Withdrawal reduced the $55,000 contract value ($7,000 / $55,000)

Contract value = $48,000

Guaranteed Amount = $69,818 ($80,000 X 12.72% = $10,181; $80,000 - $10,181 =
$69,818)
Maximum Annual Withdrawal amount = $3,491.00 (5% of $69,818)

In a declining market, withdrawals that exceed the Maximum Annual Withdrawal amount may substantially deplete or eliminate your Guaranteed Amount and reduce or deplete your Maximum Annual Withdrawal amount.

Maximum Annual Withdrawal Amount Annuity Payout Option. If you are required to annuitize your Maximum Annual Withdrawal amount because you have reached the maturity date of the contract, the Maximum Annual Withdrawal Amount Annuity Payout Option is available.

The Maximum Annual Withdrawal Amount Annuity Payout Option is a fixed annuitization in which the contractowner will receive annual annuity payments equal to the Maximum Annual Withdrawal amount for life (this option is different from other annuity payment options discussed in your prospectus, including i4LIFE (Reg. TM) Advantage, which are based on your contract value). Payment frequencies other than annual may be available. You will have no other contract features other than the right to receive annuity payments equal to the Maximum Annual Withdrawal amount for your life.

If the contract value is zero and you have a remaining Maximum Annual Withdrawal amount, you will receive the Maximum Annual Withdrawal Amount Annuity Payment Option.

If you are receiving the Maximum Annual Withdrawal Amount Annuity Payout Option, your beneficiary may be eligible for a final payment upon your death. To be eligible the death benefit option in effect immediately prior to the exercise of the Maximum Annual Withdrawal Amount Annuity Payout Option must not be the Account Value Death Benefit.

The final payment is equal to the sum of all purchase payments, decreased by withdrawals in the same proportion as the withdrawals reduce the contract value; withdrawals less than or equal to the Maximum Annual Withdrawal amount and payments under the Maximum Annual Withdrawal Annuity Payout Option will reduce the sum of the purchase payments dollar for dollar.

Death Prior to the Annuity Commencement Date. The Lincoln Lifetime IncomeSM Advantage has no provision for a payout of the Guaranteed Amount or any other death benefit upon death of the contractowners or annuitant. At the time of death, if the contract value equals zero, no death benefit options (as described in the Death Benefit section of this prospectus) will be in effect. Election of the Lincoln Lifetime IncomeSM Advantage does not impact the death benefit options available for purchase with your annuity contract except as described below in Impact to Withdrawal Calculations of Death Benefits before the Annuity Commencement Date. All death benefit payments must be made in compliance with Internal Revenue Code Sections 72(s) or 401(a)(9) as applicable as amended from time to time. See The Contracts - Death Benefit.

Upon the death of the contractowner/annuitant, the Lincoln Lifetime IncomeSM Advantage will end and no further Maximum Annual Withdrawal amounts are available (even if there was a Guaranteed Amount in effect at the time of the death). If the beneficiary elects to continue the contract after the death of the contractowner/annuitant (through a separate provision of the contract), the beneficiary may purchase a new Lincoln Lifetime IncomeSM Advantage Rider if available under the terms and charge in effect at the time of the new purchase. There is no carryover of the Guaranteed Amount.


General Provisions

Termination. After the seventh anniversary of the effective date of the Rider, the contractowner may terminate the Rider by notifying us in writing. Lincoln Lifetime IncomeSM Advantage will automatically terminate:
 o on the annuity commencement date (except payments under the Maximum Annual Withdrawal Amount Annuity Payment Option will continue if applicable);
 o if the contractowner or annuitant is changed including any sale or assignment of the contract or any pledge of the contract as collateral;
 o on the date the contractowner is changed pursuant to an enforceable divorce agreement or decree;
 o upon the death of the contractowner/annuitant;
 o when the Maximum Annual Withdrawal amount is reduced to zero; or
 o upon termination of the underlying annuity contract.

The termination will not result in any increase in contract value equal to the Guaranteed Amount. Upon effective termination of this Rider, the benefits and charges within this Rider will terminate.

If you terminate the Rider, you must wait one year before you can re-elect any Lincoln Lifetime IncomeSM Advantage, Lincoln SmartSecurity (Reg. TM) Advantage, 4LATER (Reg. TM) Advantage or any other living benefits we may offer in the future.

Compare to Lincoln SmartSecurity (Reg. TM) Advantage. If a contractowner is interested in purchasing a rider that provides guaranteed minimum withdrawals, the following factors should be considered when comparing Lincoln Lifetime IncomeSM Advantage and the Lincoln SmartSecurity (Reg. TM) Advantage (only one of these riders can be added to a contract at any one time): the Lincoln Lifetime IncomeSM Advantage has the opportunity to provide a higher Guaranteed Amount because of the 5% Enhancement and Automatic Annual Step-up. However, the current percentage charge for Lincoln Lifetime IncomeSM Advantage is higher than the current percentage charge for Lincoln SmartSecurity (Reg. TM) Advantage and has the potential to increase on every Benefit Year Anniversary if the increase in contract value exceeds the 5% Enhancement. There is no Joint Life option for Lincoln Lifetime IncomeSM Advantage. Another factor to consider is that immediate withdrawals from your contract, under the Lincoln Lifetime IncomeSM Advantage, will adversely impact the 5%

Enhancement. The Lincoln SmartSecurity (Reg. TM) Advantage provides that Maximum Annual Withdrawal amounts can continue to a beneficiary to the extent of any remaining Guaranteed Amount while the Lincoln Lifetime IncomeSM Advantage does not offer this feature. The Termination provisions are different between these two riders.

i4LIFE (Reg. TM) Advantage Option. i4LIFE (Reg. TM) Advantage is an income program, available for purchase at an additional charge, that provides periodic variable income payments for life, the ability to make withdrawals during a defined period of time (the Access Period) and a death benefit during the Access Period. This rider is available after the contract's effective date. A minimum payout floor, called the Guaranteed Income Benefit, is also available for purchase at the time you elect i4LIFE (Reg. TM) Advantage. Depending on a person's age and the selected length of the Access Period, i4LIFE (Reg. TM) Advantage may provide a higher payout than the Maximum Annual Withdrawal amounts under Lincoln Lifetime IncomeSM Advantage. You cannot have both i4LIFE (Reg. TM) Advantage and Lincoln Lifetime IncomeSM Advantage in effect on your contract at the same time.

Contractowners with an active Lincoln Lifetime IncomeSM Advantage may decide to drop Lincoln Lifetime IncomeSM Advantage and purchase i4LIFE (Reg. TM) Advantage since i4LIFE (Reg. TM) Advantage provides a different income stream. If this decision is made, the contractowner can use any remaining Lincoln Lifetime IncomeSM Advantage Guaranteed Amount to establish the Guaranteed Income Benefit under the i4LIFE (Reg. TM) Advantage. Owners of the Lincoln Lifetime IncomeSM Advantage rider are guaranteed the ability to purchase i4LIFE (Reg. TM) Advantage with the Guaranteed Income Benefit in the future even if it is no longer generally available for purchase. Owners of Lincoln Lifetime IncomeSM Advantage are also guaranteed that the annuity factors that are used to calculate the initial Guaranteed Income Benefit under i4LIFE (Reg. TM) Advantage will be the annuity factors in effect as of the day they purchased Lincoln Lifetime IncomeSM Advantage. In addition, owners of Lincoln LIfetime IncomeSM Advantage may in the future purchase the Guaranteed Income Benefit at or below the guaranteed maximum charge that is in effect on the date that they purchase Lincoln Lifetime IncomeSM Advantage.

i4LIFE (Reg. TM) Advantage with the Guaranteed Income Benefit for Lincoln Lifetime IncomeSM Advantage purchasers must be elected before the Annuity Commencement Date and by age 90 for nonqualified contracts or age 85 for qualified contracts. See i4LIFE (Reg. TM) Advantage and the Guaranteed Income Benefit sections of this prospectus. The charges for these benefits will be the current charge for new purchasers in effect for the i4LIFE (Reg. TM) Advantage and the current Guaranteed Income Benefit charge in effect for prior purchasers of Lincoln Lifetime IncomeSM Advantage at the time of election of these benefits. If you use your Lincoln Lifetime IncomeSM Advantage Guaranteed Amount to establish the Guaranteed Income Benefit, you must keep i4LIFE (Reg. TM) Advantage and the Guaranteed Income Benefit in effect for at least 3 years.

Below is an example of how the Guaranteed Amount from the Lincoln Lifetime IncomeSM Advantage is used to establish the Guaranteed Income Benefit with i4LIFE (Reg. TM) Advantage.

Prior to i4LIFE (Reg. TM) Advantage election:

Contract Value = $100,000

Guaranteed Amount = $150,000

After i4LIFE (Reg. TM)Advantage election:

Regular Income Payment = $6,700 per year = Contract Value divided by the i4LIFE (Reg. TM) Advantage annuity factor

Guaranteed Income Benefit = $7,537.50 per year = Guaranteed Amount divided by Guaranteed Income Benefit Table factor applicable to owners of the Lincoln Lifetime IncomeSM Advantage rider.

Impact to Withdrawal Calculations of Death Benefits before the Annuity Commencement Date. The death benefit calculation for certain death benefit options in effect prior to the annuity commencement date may change for contractowners with an active Lincoln Lifetime IncomeSM Advantage. Certain death benefit options provide that all withdrawals reduce the death benefit in the same proportion that the withdrawals reduce the contract value. If you elect the Lincoln Lifetime IncomeSM Advantage, withdrawals less than or equal to the Maximum Annual Withdrawal amount will reduce the sum of all purchase payments option of the death benefit on a dollar for dollar basis. This applies to the Guarantee of Principal Death Benefit, and only the sum of all purchase payments alternative of the Enhanced Guaranteed Minimum Death Benefit, whichever is in effect. See The Contracts - Death Benefits. Any Excess Withdrawals will reduce the sum of all purchase payments in the same proportion that the withdrawals reduced the contract value under any death benefit option in which proportionate withdrawals are in effect. This change has no impact on death benefit options in which all withdrawals reduce the death benefit calculation on a dollar for dollar basis. The terms of your contract will describe which method is in effect for your contract.

The following example demonstrates how a withdrawal will reduce the death benefit if both the Enhanced Guaranteed Minimum Death Benefit (EGMDB) and the Lincoln Lifetime IncomeSM Advantage are in effect when the contractowner dies. Note that this calculation applies only to the sum of all purchase payments calculation and not for purposes of reducing the highest anniversary contract value under the EGMDB:

Contract value before withdrawal $80,000

Maximum Annual Withdrawal Amount $ 5,000

Enhanced Guaranteed Minimum Death Benefit (EGMDB) values before withdrawal is the greatest of a), b), or c) described in detail in the EGMDB section of this prospectus:

     a) Contract value $80,000

     b) Sum of purchase payments $100,000

     c) Highest anniversary contract value $150,000

Withdrawal of $9,000 will impact the death benefit calculations as follows:

     a) $80,000 - $9,000 = $71,000 (Reduction $9,000)

     b) $100,000 - $5,000 = $95,000 (dollar for dollar reduction of Maximum Annual Withdrawal amount)
     $95,000 - $5,067 = $89,933 [$95,000 times ($4,000/$75,000) = $5,067] Pro rata reduction of Excess Withdrawal. Total reduction = $10,067.

   c) $150,000 - $16,875 = $133,125 [$150,000 times $9,000/$80,000 = $16,875]
     The entire $9,000 withdrawal reduces the death benefit option pro rata. Total reduction = $16,875.

Item c) provides the largest death benefit of $133,125.

Availability. The Lincoln Lifetime IncomeSM Advantage is available for purchase with nonqualified and qualified (IRAs and Roth IRAs) annuity contracts. The contractowner/annuitant must be 60 years of age or older and under age 86 at the time this Rider is elected. You cannot elect the Rider on or after the purchase of i4LIFE (Reg. TM) Advantage or on or after the Annuity Commencement Date and must wait at least 12 months after terminating 4LATER (Reg. TM) Advantage, Lincoln SmartSecurity (Reg. TM) Advantage or any other living benefits we may offer in the future. If you decide to drop a rider to add Lincoln Lifetime IncomeSM Advantage, your Guaranteed Amount will equal the current contract value on the effective date of the change. Before you make this change, you should consider that no guarantees or fee waiver provisions carry over from the previous rider. The Lincoln Lifetime IncomeSM Advantage terminates after the death of a covered life and the Guaranteed Amount is not available to a beneficiary. See the comparison to Lincoln SmartSecurity (Reg.
TM) Advantage for other factors to consider before making a change.

There is no guarantee that the Lincoln Lifetime IncomeSM Advantage will be available for new purchasers in the future as we reserve the right to discontinue this benefit at any time. Check with your investment representative regarding availability.


Lincoln SmartSecurity (Reg. TM) Advantage

The Lincoln SmartSecurity (Reg. TM) Advantage is a Rider that is available for purchase with your variable annuity contract. This benefit provides a minimum guaranteed amount (Guaranteed Amount) that you will be able to withdraw, in installments, from your contract. The Guaranteed Amount is equal to the initial purchase payment (or contract value if elected after contract issue) adjusted for subsequent purchase payments, step-ups and withdrawals in accordance with the provisions set forth below. There are two options that step-up the Guaranteed Amount to a higher level (the contract value at the time of the step-up):

     Lincoln SmartSecurity (Reg. TM) Advantage -  5 Year Elective Step-up or

     Lincoln SmartSecurity (Reg. TM) Advantage -  1 Year Automatic Step-up

The Lincoln SmartSecurity (Reg. TM) Advantage - 5 Year Elective Step-up option is no longer available for purchase after January 16, 2009. Under the Lincoln SmartSecurity (Reg. TM) Advantage - 5 Year Elective Step-up, the contractowner has the option to step-up the Guaranteed Amount after five years. With the Lincoln SmartSecurity (Reg. TM) Advantage - 1 Year Automatic Step-up option, the Guaranteed Amount will automatically step-up to the contract value, if higher, on each Benefit Year anniversary through the 10th anniversary. With the Lincoln SmartSecurity (Reg. TM) Advantage - 1 Year Automatic Step-up, the contractowner can also initiate additional ten-year periods of automatic step-ups.

You may access this Guaranteed Amount through periodic withdrawals which are based on a percentage of the Guaranteed Amount. With the Lincoln SmartSecurity (Reg. TM) Advantage - 1 Year Automatic Step-up Single Life or Joint Life options, you also have the option to receive periodic withdrawals for your lifetime or for the lifetimes of you and your spouse (when available in your state). These options are discussed below in detail.

By purchasing this Rider, you will be limited in how much you can invest in certain subaccounts. See The Contracts - Investment Requirements. We offer other optional riders available for purchase with variable annuity contracts. These riders, which are fully discussed in this prospectus, provide different methods to take income from your contract value and may provide certain guarantees. There are differences between the riders in the features provided as well as the charge structure. In addition, the purchase of one rider may impact the availability of another rider. In particular, before you elect the Lincoln SmartSecurity (Reg. TM) Advantage, you may want to compare it to Lincoln Lifetime IncomeSM Advantage, which provides minimum guaranteed, periodic withdrawals for life. See The Contracts - Lincoln Lifetime IncomeSM Advantage - Compare to Lincoln SmartSecurity (Reg. TM) Advantage.

If the benefit is elected at contract issue, then the Rider will be effective on the contract's effective date. If the benefit is elected after the contract is issued (by sending a written request to our Servicing Office), the Rider will be effective on the next valuation date following approval by us.

Benefit Year. The Benefit Year is the 12-month period starting with the effective date of the Rider and starting with each anniversary of the Rider effective date after that. If the contractowner elects to step-up the Guaranteed Amount (this does not include automatic annual step-ups within a ten-year period), the Benefit Year will begin on the effective date of the step-up and each anniversary of the effective date of the step-up after that. The step-up will be effective on the next valuation date after notice of the step-up is approved by us.

Guaranteed Amount. The Guaranteed Amount is a value used to calculate your withdrawal benefit under this Rider. The Guaranteed Amount is not available to you as a lump sum withdrawal or a death benefit. The initial Guaranteed Amount varies based on when and how you elect the benefit. If you elect the benefit at the time you purchase the contract, the Guaranteed Amount will equal your initial purchase payment. If you elect the benefit after we issue the contract, the Guaranteed Amount will equal the contract value on the effective date of the Rider. The maximum Guaranteed Amount is $5,000,000 under Lincoln SmartSecurity (Reg. TM) Advantage - 5 Year Elective Step-up option and $10,000,000 for Lincoln SmartSecurity (Reg. TM) Advantage - 1 Year Automatic Step-up option. This maximum takes into consideration the combined Guaranteed Amount of all Lincoln New York contracts (or contracts issued by our affiliates) owned by you (or on which you are the annuitant) under either the Lincoln SmartSecurity (Reg. TM) Advantage or the Lincoln Lifetime IncomeSM Advantage.

Additional purchase payments automatically increase the Guaranteed Amount by the amount of the purchase payment (not to exceed the maximum); for example, a $10,000 additional purchase payment will increase the Guaranteed Amount by $10,000. For the Lincoln SmartSecurity (Reg. TM) Advantage - 5 Year Elective Step-up option we may restrict purchase payments to your annuity contract in the future. We will notify you if we restrict additional purchase payments. For the Lincoln SmartSecurity (Reg. TM) Advantage - 1 Year Automatic Step-up option, we will allow purchase payments into your annuity contract after the first anniversary of the Rider effective date if the cumulative additional purchase payments exceed $100,000 only with prior Servicing Office approval. Additional purchase payments will not be allowed if the contract value is zero.


Each withdrawal reduces the Guaranteed Amount as discussed below.

Since the charge for the Rider is based on the Guaranteed Amount, the cost of the Rider increases when additional purchase payments and step-ups are made, and the cost decreases as withdrawals are made because these transactions all adjust the Guaranteed Amount.

Step-ups of the Guaranteed Amount. Under the Lincoln SmartSecurity (Reg. TM) Advantage - 1 Year Automatic Step-up option, the Guaranteed Amount will automatically step-up to the contract value on each Benefit Year anniversary up to and including the tenth Benefit Year if:

a. the contractowner or joint owner is still living; and

b. the contract value as of the valuation date, after the deduction of any withdrawals (including interest adjustments), the Rider charge and account fee plus any purchase payments made on that date is greater than the Guaranteed Amount immediately preceding the valuation date.

After the tenth Benefit Year anniversary, you may initiate another ten-year period of automatic step-ups by electing (in writing) to step-up the Guaranteed Amount to the greater of the Contract Value or the current Guaranteed Amount if:

a. each contractowner and annuitant is under age 81; and

b. the contractowner or joint owner is still living.

If you choose, we will administer this election for you automatically, so that a new ten-year period of step-ups will begin at the end of each prior ten-year step-up period.

Following is an example of how the step-ups work in the Lincoln SmartSecurity (Reg. TM) Advantage - 1 Year Automatic Step-up option, (assuming no withdrawals or additional purchase payments):



                                                                  Guaranteed
                                                 Contract Value     Amount
         o Initial purchase payment $50,000          $50,000     $50,000
         o 1st Benefit Year Anniversary              $54,000     $54,000
         o 2nd Benefit Year Anniversary              $53,900     $54,000
         o 3rd Benefit Year Anniversary              $57,000     $57,000

Annual step-ups, if the conditions are met, will continue until (and including) the 10th Benefit Year Anniversary. If you had elected to have the next ten-year period of step-ups begin automatically after the prior ten-year period, annual step-ups, if conditions are met, will continue beginning on the 11th Benefit Year Anniversary.

Under the Lincoln SmartSecurity (Reg. TM) Advantage - 5 Year Elective Step-up option, after the fifth anniversary of the Rider, you may elect (in writing) to step-up the Guaranteed Amount to an amount equal to the contract value on the effective date of the step-up. Additional step-ups are permitted, but you must wait at least 5 years between each step-up.

Under both the Lincoln SmartSecurity (Reg. TM) Advantage - 5 Year Elective Step-up and the Lincoln SmartSecurity (Reg. TM) Advantage - 1 Year Automatic Step-up options, contractowner elected step-ups (other than automatic step-ups) will be effective on the next valuation date after we receive your request and a new Benefit Year will begin. Purchase payments and withdrawals made after a step-up adjust the Guaranteed Amount. In the future, we may limit your right to step-up the Guaranteed Amount to your Benefit Year anniversary dates. All step-ups are subject to the maximum Guaranteed Amount.

A contractowner elected step-up (including contractowner step-ups that we administer for you to begin a new ten-year step-up period) may cause a change in the percentage charge for this benefit. There is no change in the percentage charge when automatic, annual step-ups occur during a ten-year period. See Charges and Other Deductions - Rider Charges - Lincoln SmartSecurity (Reg. TM) Advantage Charge.

Withdrawals. You will have access to your Guaranteed Amount through periodic withdrawals up to the Maximum Annual Withdrawal amount each Benefit Year until the Guaranteed Amount equals zero.

On the effective date of the Rider, the Maximum Annual Withdrawal amount is:
 o 7% of the Guaranteed Amount under the Lincoln SmartSecurity (Reg. TM) Advantage - 5 Year Elective Step-up option and
 o 5% of the Guaranteed Amount under the Lincoln SmartSecurity (Reg. TM) Advantage - 1 Year Automatic Step-up option.

If you do not withdraw the entire Maximum Annual Withdrawal amount during a Benefit Year, there is no carryover of the extra amount into the next Benefit Year. The Maximum Annual Withdrawal amount is increased by 7% or 5% (depending on your option) of any additional purchase payments. For example, if the Lincoln SmartSecurity (Reg. TM) Advantage - 1 Year Automatic Step-up option with a Maximum Annual Withdrawal amount of $2,500 (5% of $50,000 Guaranteed Amount) is in effect and an additional purchase payment of $10,000 is made, the new Maximum Annual Withdrawal amount is $3,000 ($2,500 + 5% of $10,000). Step-ups of the Guaranteed Amount (both automatic step-ups and step-ups elected by you) will step-up the Maximum Annual Withdrawal amount to the greater of:

a. the Maximum Annual Withdrawal amount immediately prior to the step-up; or

b. 7% or 5% (depending on your option) of the new (stepped-up) Guaranteed
Amount.

If the cumulative amounts withdrawn from the contract during the Benefit Year (including the current withdrawal) are within the Maximum Annual Withdrawal amount, then:

1. the withdrawal will reduce the Guaranteed Amount by the amount of the withdrawal on a dollar-for-dollar basis, and

2. the Maximum Annual Withdrawal amount will remain the same.

Withdrawals within the Maximum Annual Withdrawal amount are not subject to the interest adjustment on the amount withdrawn from the fixed account, if applicable. See The Contracts - Fixed Side of the Contract. If the Lincoln SmartSecurity (Reg. TM) Advantage - 1 Year Automatic Step-up option is in effect, withdrawals from IRA contracts will be treated as within the Maximum Annual Withdrawal amount (even if they exceed the 5% Maximum Annual Withdrawal amount) only if the withdrawals are taken in the form of systematic monthly or quarterly installments, as calculated by Lincoln, of the amount needed to satisfy the required minimum distribution rules under Internal Revenue Code Section 401(a)(9) for this contract value. Distributions from qualified contracts are generally taxed as ordinary income. In nonqualified contracts, withdrawals of contract value that exceed purchase payments are taxed as ordinary income. See Federal Tax Matters.

When cumulative amounts withdrawn from the contract during the Benefit Year (including the current withdrawal) exceed the Maximum Annual Withdrawal amount:


1. The Guaranteed Amount is reduced to the lesser of:
  o the contract value immediately following the withdrawal, or
  o the Guaranteed Amount immediately prior to the withdrawal, less the amount of the withdrawal.

2. The Maximum Annual Withdrawal amount will be the least of:
  o the Maximum Annual Withdrawal amount immediately prior to the withdrawal;
or
  o the greater of:
   o 7% or 5% (depending on your option) of the reduced Guaranteed Amount immediately following the withdrawal (as specified above when withdrawals exceed the Maximum Annual Withdrawal amount); or

   o 7% or 5% (depending on your option) of the contract value immediately following the withdrawal; or
  o the new Guaranteed Amount.

The following example of the Lincoln SmartSecurity (Reg. TM) Advantage - 1 Year Automatic Step-up option demonstrates the impact of a withdrawal in excess of the Maximum Annual Withdrawal amount on the Guaranteed Amount and the Maximum Annual Withdrawal amount. A $7,000 withdrawal caused a $32,000 reduction in the Guaranteed Amount.

Prior to Excess Withdrawal:
Contract Value = $60,000
Guaranteed Amount = $85,000
Maximum Annual Withdrawal = $5,000 (5% of the initial Guaranteed Amount of $100,000)

After a $7,000 Withdrawal:
Contract Value = $53,000
Guaranteed Amount = $53,000
Maximum Annual Withdrawal = $2,650

The Guaranteed Amount was reduced to the lesser of the contract value immediately following the withdrawal ($53,000) or the Guaranteed Amount immediately prior to the withdrawal, less the amount of the withdrawal ($85,000
- $7,000 = $78,000).

The Maximum Annual Withdrawal amount was reduced to the least of:
1) Maximum Annual Withdrawal amount prior to the withdrawal ($5,000); or
2) The greater of 5% of the new Guaranteed Amount ($2,650) or 5% of the contract value following the withdrawal ($2,650); or
3) The new Guaranteed Amount ($53,000).

The least of these three items is $2,650.

In a declining market, withdrawals that exceed the Maximum Annual Withdrawal amount may substantially deplete or eliminate your Guaranteed Amount and reduce your Maximum Annual Withdrawal amount.

Under the Lincoln SmartSecurity (Reg. TM) Advantage - 5 Year Elective Step-up option for IRA contracts, the annual amount available for withdrawal within the Maximum Annual Withdrawal amount may not be sufficient to satisfy your required minimum distributions under the Internal Revenue Code. This is particularly true for individuals over age 84. Therefore, you may have to make withdrawals that exceed the Maximum Annual Withdrawal amount. Withdrawals over the Maximum Annual Withdrawal amount may quickly and substantially decrease your Guaranteed Amount and Maximum Annual Withdrawal amount, especially in a declining market. You should consult your tax advisor to determine if there are ways to limit the risks associated with these withdrawals. Such methods may involve the timing of withdrawals or foregoing step-ups of the Guaranteed Amount.

Withdrawals in excess of the Maximum Annual Withdrawal amount will be subject to an interest adjustment on the amount withdrawn from the fixed account. Refer to the Statement of Additional Information for an example of the interest adjustment calculation.

Lifetime Withdrawals. (Available only with the Lincoln SmartSecurity (Reg. TM) Advantage - 1 Year Automatic Step-up Single or Joint Life options and not the Lincoln SmartSecurity (Reg. TM) Advantage - 5 Year Elective Step-up option or the prior version of the Lincoln SmartSecurity (Reg. TM) Advantage - 1 Year Automatic Step-up option). Payment of the Maximum Annual Withdrawal amount will be guaranteed for your (contractowner) lifetime (if you purchase the Single Life option) or for the lifetimes of you (contractowner) and your spouse (if the Joint Life option is purchased), as long as:

1) No withdrawals are made before you (and your spouse if a Joint Life) are age 65; and

2) An excess withdrawal (described above) has not reduced the Maximum Annual Withdrawal amount to zero.

If the lifetime withdrawal is not in effect, the Maximum Annual Withdrawal amount will last only until the Guaranteed Amount equals zero.

If any withdrawal is made prior to the time you (or both spouses) are age 65, the Maximum Annual Withdrawal amount will not last for the lifetime(s), except in the two situations described below:

1) If a step-up of the Guaranteed Amount after age 65 causes the Maximum Annual Withdrawal amount to equal or increase from the immediately prior Maximum Annual Withdrawal amount. This typically occurs if the contract value equals or exceeds the highest, prior Guaranteed Amount. If this happens, the new Maximum Annual Withdrawal amount will automatically be available for the specified lifetime(s); or

2) The contractowner makes a one-time election to reset the Maximum Annual Withdrawal amount to 5% of the current Guaranteed Amount. This reset will occur on the first valuation date following the Benefit Year anniversary and will be based on the Guaranteed Amount as of that valuation date. This will reduce your Maximum Annual Withdrawal amount. A contractowner would only choose this if the above situation did not occur. To reset the Maximum Annual Withdrawal amount, the following must occur:

a. the contractowner (and spouse if applicable) is age 65;

b. the contract is currently within a ten-year automatic step-up period described above (or else a contractowner submits a step-up request to start a new ten-year automatic step-up period) (the contractowner must be eligible to elect a step-up; i.e., all contractowners and the annuitant must be alive and under age 81); and

c. you have submitted this request to us in writing at least 30 days prior to the end of the Benefit Year.

As an example of these two situations, if you purchased the Lincoln SmartSecurity (Reg. TM) Advantage - 1 Year Automatic Step-up Single Life with $100,000, your initial Guaranteed Amount is $100,000 and your initial Maximum Annual Withdrawal amount is $5,000. If you make a $5,000 withdrawal at age 62, your Guaranteed Amount will decrease to $95,000. Since you did not satisfy the age 65 requirement, you do not have a lifetime Maximum Annual Withdrawal amount. If a step-up of the Guaranteed Amount after age 65 (either automatic or owner-elected) causes the Guaranteed Amount to equal or exceed $100,000, then the Maximum Annual Withdrawal amount of $5,000 (or greater) will become a lifetime payout. This is the first situation described above. However, if the Guaranteed Amount has not been reset to equal or exceed the highest prior Guaranteed Amount, then you can choose the second situation described above if you are age 65 and the contract is within a ten-year automatic step-up period. This will reset the Maximum Annual Withdrawal amount to 5% of the current Guaranteed Amount; 5% of $95,000 is $4,750. This is your new Maximum Annual Withdrawal amount which can be paid for your lifetime unless excess withdrawals are made.

The tax consequences of withdrawals and annuity payments are discussed in Federal Tax Matters.

All withdrawals you make, whether or not within the Maximum Annual Withdrawal amount, will decrease your contract value. If the contract is surrendered, the contractowner will receive the contract value (less any applicable charges, fees, and taxes) and not the Guaranteed Amount.

If your contract value is reduced to zero because of market performance, withdrawals equal to the Maximum Annual Withdrawal amount will continue for the life of you (and your spouse if applicable) if the lifetime withdrawals are in effect. If not, the Maximum Annual Withdrawal amount will continue until the Guaranteed Amount equals zero. You may not withdraw the remaining Guaranteed Amount in a lump sum.

Guaranteed Amount Annuity Payout Option. If you desire to annuitize your Guaranteed Amount, the Guaranteed Amount Annuity Payout Option is available.

The Guaranteed Amount Annuity Payment Option is a fixed annuitization in which the contractowner (and spouse if applicable) will receive the Guaranteed Amount in annual annuity payments equal to the current 7% or 5% (depending on your option) Maximum Annual Withdrawal amount, including the lifetime Maximum Annual Withdrawals if in effect (this option is different from other annuity payment options discussed in this prospectus, including i4LIFE (Reg. TM) Advantage, which are based on your contract value). Payment frequencies other than annual may be available. Payments will continue until the Guaranteed Amount equals zero and may continue until death if the lifetime Maximum Annual Withdrawal is in effect. This may result in a partial, final payment. You would consider this option only if your contract value is less than the Guaranteed Amount (and you don't believe the contract value will ever exceed the Guaranteed Amount) and you do not wish to keep your annuity contract in force other than to pay out the Guaranteed Amount. You will have no other contract features other than the right to receive annuity payments equal to the Maximum Annual Withdrawal amount until the Guaranteed Amount equals zero.

If the contract value is zero and you have a remaining Guaranteed Amount, you may not withdraw the remaining Guaranteed Amount in a lump sum, but must elect the Guaranteed Amount Annuity Payment Option.

Death Prior to the Annuity Commencement Date. There is no provision for a lump sum payout of the Guaranteed Amount upon death of the contractowners or annuitant. At the time of death, if the contract value equals zero, no death benefit will be paid other than any applicable Maximum Annual Withdrawal amounts. All death benefit payments must be made in compliance with Internal Revenue Code Sections 72(s) or 401(a)(9) as applicable as amended from time to time. See The Contracts - Death Benefit.

Upon the death of the Single Life under the Lincoln SmartSecurity (Reg. TM) Advantage - 1 Year Automatic Step-up-Single Life option, the lifetime payout of the Maximum Annual Withdrawal amount, if in effect, will end. If the contract is continued as discussed below, the Maximum Annual Withdrawal amount will continue until the Guaranteed Amount, if any, is zero. In the alternative, the surviving spouse can choose to become the new Single Life, if the surviving spouse is under age 81. This will cause a reset of the Guaranteed Amount and the Maximum Annual Withdrawal amount. The new Guaranteed Amount will equal the contract value on the date of the reset and the new Maximum Annual Withdrawal amount will be 5% of the new Guaranteed Amount. This also starts a new 10 year period of automatic step-ups. At this time, the charge for the Rider will become the current charge in effect for new purchases of the Single Life option. The surviving spouse will need to be 65 before taking withdrawals to qualify for a lifetime payout. In deciding whether to make this change, the surviving spouse should consider: 1) the change a reset would cause to the Guaranteed Amount and the Maximum Annual Withdrawal amount; 2) whether it is important to have Maximum Annual Withdrawal amounts for life versus the remainder of the prior Guaranteed Amount; and 3) the cost of the Single Life option.

Upon the first death under the Lincoln SmartSecurity (Reg. TM) Advantage - 1 Year Automatic Step-up-Joint Life option, the lifetime payout of the Maximum Annual Withdrawal amount, if in effect, will continue for the life of the surviving spouse. Upon the death of the surviving spouse, the lifetime payout of the Maximum Annual Withdrawal amount will end. However, if the spouse's beneficiary elects to take the annuity death benefit in installments over life expectancy, the Maximum Annual Withdrawal amount will continue until the Guaranteed Amount, if any, is zero (see below for a non-spouse beneficiary). As an alternative, after the first death, the surviving spouse may choose to change from the Joint Life option to the Single Life option, if the surviving spouse is under age 81. This will cause a reset of the Guaranteed Amount and the Maximum Annual Withdrawal amount. The new Guaranteed Amount will equal the contract value on the date of the reset and the new Maximum Annual Withdrawal amount will be 5% of the new Guaranteed Amount. This also starts a new 10 year period of automatic step-ups. At this time, the charge for the Rider will become the current charge in effect for new purchases of the Single Life option. In deciding whether to make this change, the surviving spouse should consider: 1) if the reset will cause the Guaranteed Amount and the Maximum Annual Withdrawal amount to decrease and 2) if the cost of the Single Life option is less than the cost of the Joint Life option.

If the surviving spouse of the deceased contractowner continues the contract, the remaining automatic step-ups under the Lincoln SmartSecurity (Reg. TM) Advantage - 1 Year Automatic Step-up option, will apply to the spouse as the new contractowner. Under the Lincoln SmartSecurity (Reg. TM) Advantage - 5 Year Elective Step-up option, the new contractowner is eligible to elect to step-up the Guaranteed Amount prior to the next available step-up date; however, all other conditions for the step-up apply and any subsequent step-up by the new contractowner must meet all conditions for a step-up.

If a non-spouse beneficiary elects to receive the death benefit in installments over life expectancy (thereby keeping the contract in force), the beneficiary may continue the Lincoln SmartSecurity (Reg. TM) Advantage if desired. Automatic step-ups under the Lincoln SmartSecurity (Reg. TM) Advantage - 1 Year Automatic Step-up option will not continue and elective step-ups of the Guaranteed Amount under both options will not be permitted. In the event the contract value declines below the Guaranteed Amount (as adjusted for withdrawals of death benefit payments), the beneficiary is assured of receiving payments equal to the Guaranteed Amount (as adjusted). Deductions for the Rider charge will continue on a quarterly basis and will be charged against the remaining Guaranteed Amount. Note: there are instances where the required installments of the death benefit, in order to be in compliance with the Internal Revenue Code as noted above, may exceed the Maximum Annual Withdrawal amount, thereby reducing the benefit of this Rider. If there are multiple beneficiaries, each beneficiary will be entitled to continue a share of the Lincoln SmartSecurity (Reg. TM) Advantage equal to his or her share of the death benefit.

Impact of Divorce on Joint Life Option. In the event of a divorce, the contractowner may change from a Joint Life Option to a Single Life Option (if the contractowner is under age 81) at the current Rider charge for new sales of the Single Life Option. At the time of the change, the Guaranteed Amount will be reset to the current contract value and the Maximum Annual Withdrawal amount will equal 5% of this new Guaranteed Amount.

After a divorce, the contractowner may keep the Joint Life Option to have the opportunity to receive lifetime payouts for the lives of the contractowner and a new spouse. This is only available if no withdrawals were made from the contract after the effective date of the Rider up to and including the date the new spouse is added to the Rider.

Termination. After the later of the fifth anniversary of the effective date of the Rider or the fifth anniversary of the most recent contractowner-elected step-up, including any step-up we administered for you, of the Guaranteed Amount, the contractowner may terminate the Rider by notifying us in writing. Lincoln SmartSecurity (Reg. TM) Advantage will automatically terminate:
 o on the annuity commencement date (except payments under the Guaranteed Amount Annuity Payment Option will continue if applicable);
 o upon the election of i4LIFE (Reg. TM) Advantage;
 o if the contractowner or annuitant is changed (except if the surviving spouse assumes ownership of the contract upon death of the contractowner) including any sale or assignment of the contract or any pledge of the contract as collateral;
 o upon the last payment of the Guaranteed Amount unless the lifetime Maximum Annual Withdrawal is in effect;
 o when a withdrawal in excess of the Maximum Annual Withdrawal amount reduces the Guaranteed Amount to zero; or
 o upon termination of the underlying annuity contract.

The termination will not result in any increase in contract value equal to the Guaranteed Amount. Upon effective termination of this Rider, the benefits and charges within this Rider will terminate.

If you terminate the Rider, you must wait one year before you can re-elect Lincoln SmartSecurity (Reg. TM) Advantage, or purchase Lincoln Lifetime IncomeSM Advantage or 4LATER (Reg. TM) Advantage or any other living benefit we are offering in the future.

i4LIFE (Reg. TM) Advantage Option. Contractowners with an active Lincoln SmartSecurity (Reg. TM) Advantage who decide to terminate the Lincoln SmartSecurity (Reg. TM) Advantage rider and purchase i4LIFE (Reg. TM) Advantage can use any remaining Guaranteed Amount to establish the Guaranteed Income Benefit under the i4LIFE (Reg. TM) Advantage terms and charge in effect at the time of the i4LIFE (Reg. TM) Advantage election. Contractowners may consider this if i4LIFE (Reg. TM) Advantage will provide a higher payout amount, among other reasons. There are many factors to consider when making this decision, including the cost of the riders, the payout amounts and applicable guarantees. You should discuss this decision with your registered representative. See i4LIFE (Reg. TM) Advantage.

Availability. The Lincoln SmartSecurity (Reg. TM) Advantage - 1 Year Automatic Step-up option is available for purchase with nonqualified and qualified (IRAs and Roth IRAs) annuity contracts. All contractowners and the annuitant of the contracts with the Lincoln

SmartSecurity (Reg. TM) Advantage - 1 Year Automatic Step-up option must be under age 81 at the time this Rider is elected. You cannot elect the Rider on or after the purchase of i4LIFE (Reg. TM) Advantage or 4LATER (Reg. TM) Advantage or on or after the Annuity Commencement Date. The Lincoln SmartSecurity (Reg. TM) Advantage - 5 Year Elective Step-up option is no longer available for purchase.

There is no guarantee that the Lincoln SmartSecurity (Reg. TM) Advantage will be available for new purchasers in the future as we reserve the right to discontinue this benefit at any time. This Rider is available for contracts issued after October 1, 2003. Check with your investment representative regarding availability.


i4LIFE (Reg. TM) Advantage

i4LIFE (Reg. TM) Advantage (the Variable Annuity Payout Option Rider in your contract) is an optional annuity payout rider you may purchase at an additional cost and is separate and distinct from other annuity payout options offered under your contract and described later in this prospectus. You may also purchase either the i4LIFE (Reg. TM) Advantage Guaranteed Income Benefit or the 4LATER Guaranteed Income Benefit (described below) for an additional charge. See Charges and Other Deductions - i4LIFE (Reg. TM) Advantage Charges.

i4LIFE (Reg. TM) Advantage is a payout option that provides you with variable, periodic regular income payments for life. These payouts are made during an Access Period, where you have access to the Account Value. After the Access Period ends, payouts continue for the rest of your life, during the Lifetime Income Period. i4LIFE (Reg. TM) Advantage is different from other annuity payout options provided by Lincoln because with i4LIFE (Reg. TM) Advantage, you have the ability to make additional withdrawals or surrender the contract during the Access Period. You may also purchase the Guaranteed Income Benefit which provides a minimum payout floor for your regular income payments. The initial regular income payment is calculated from the Account Value on the periodic income commencement date, a date no more than 14 days prior to the date you select to begin receiving the regular income payments. This option is available on non-qualified annuities, IRAs and Roth IRAs (check with your registered representative regarding availability with SEP markets). This option is subject to a charge (imposed only during the i4LIFE (Reg. TM) Advantage payout phase) computed daily on the average account value. See Charges and Other Deductions - i4LIFE (Reg. TM) Advantage Charges.

i4LIFE (Reg. TM) Advantage is available for contracts with a contract value of at least $50,000 and may be elected after the effective date of the contract and before an annuity payout option is elected by sending a written request to our Servicing Office. If you purchased 4LATER (Reg. TM) Advantage, you must wait at least one year before you can purchase i4LIFE (Reg. TM) Advantage. When you elect i4LIFE (Reg. TM) Advantage, you must choose the annuitant, secondary life, if applicable, and make several choices about your regular income payments. The annuitant and secondary life may not be changed after i4LIFE (Reg. TM) Advantage is elected. For qualified contracts, the secondary life must be the spouse. See i4LIFE (Reg. TM) Advantage Death Benefits regarding the impact of a change to the annuitant prior to the i4LIFE (Reg. TM) Advantage election.

i4LIFE (Reg. TM) Advantage for IRA annuity contracts is only available if the annuitant and secondary life, if applicable, are age 591/2 or older at the time the option is elected. Additional limitations on issue ages and features may be necessary to comply with the IRC provisions for required minimum distributions. i4LIFE (Reg. TM) Advantage must be elected by age 85 for qualified contracts. Additional purchase payments may be made during the Access Period for an IRA annuity contract, unless the Guaranteed Income Benefit has been elected.

Additional purchase payments will not be accepted once i4LIFE (Reg. TM) Advantage becomes effective for a non-qualified annuity contract.

If i4LIFE (Reg. TM) Advantage is selected, the applicable transfer provisions among subaccounts and the fixed account will continue to be those specified in your annuity contract for transfers on or before the annuity commencement date. However, once i4LIFE (Reg. TM) Advantage begins, any automatic withdrawal service will terminate. See The Contracts - Transfers on or Before the Annuity Commencement Date.

When you elect i4LIFE (Reg. TM) Advantage, the death benefit that you had previously elected will become the death benefit under i4LIFE (Reg. TM) Advantage, unless you elect a less expensive death benefit option. The amount paid under the new death benefit may be less than the amount that would have been paid under the death benefit provided before i4LIFE (Reg. TM) Advantage began. See The Contracts - i4LIFE (Reg. TM) Advantage death benefits.

Access Period. At the time you elect i4LIFE (Reg. TM) Advantage, you also select the Access Period, which begins on the periodic income commencement date. The Access Period is a defined period of time during which we pay variable, periodic regular income payments and provide a death benefit, and during which you may surrender the contract and make withdrawals from your Account Value (defined below). At the end of the Access Period, the remaining Account Value is used to make regular income payments for the rest of your life (or the Secondary Life if applicable) and you will no longer be able to make withdrawals or surrenders or receive a death benefit. If your Account Value is reduced to zero because of withdrawals or market loss, your Access Period ends.


We will establish the minimum (currently 5 years) and maximum (currently to age 115 for non-qualified contracts; to age 100 for qualified contracts) Access Periods at the time you elect i4LIFE (Reg. TM) Advantage. Generally, shorter Access Periods will produce a higher initial regular income payment than longer Access Periods. At any time during the Access Period, and subject to the rules in effect at that time, you may extend or shorten the Access Period by sending us notice. Additional restrictions may apply if you are under age 591/2 when you request a change to the Access Period. Currently, if you extend the Access Period, it must be extended at least 5 years. If you change the Access Period, subsequent regular income payments will be adjusted accordingly, and the Account Value remaining at the end of the new Access Period will be applied to continue regular income payments for your life. Additional limitations on issue ages and features may be necessary to comply with the IRC provisions for required minimum distributions. We may reduce or terminate the Access Period for IRA i4LIFE (Reg. TM) Advantage contracts in order to keep the regular income payments in compliance with IRC provisions for required minimum distributions. The minimum Access Period requirements for Guaranteed Income Benefits are longer than the requirements for i4LIFE (Reg. TM) Advantage without a Guaranteed Income Benefit. Shortening the Access Period will terminate the Guaranteed Income Benefit. See The Contracts - Guaranteed Income Benefit with i4LIFE (Reg. TM) Advantage.

Account Value. The initial Account Value is the contract value on the valuation date i4LIFE (Reg. TM) Advantage is effective, less any applicable premium taxes. During the Access Period, the Account Value will be increased/decreased by any investment gains/losses including interest credited on the fixed account, and will be reduced by regular income payments and Guaranteed Income Benefit payments made as well as any withdrawals taken. After the Access Period ends, the remaining Account Value will be applied to continue regular income payments for your life and the Account Value will be reduced to zero.

Regular income payments during the Access Period. i4LIFE (Reg. TM) Advantage provides for variable, periodic regular income payments for as long as an annuitant (or secondary life, if applicable) is living and access to your Account Value during the Access Period. When you elect i4LIFE (Reg. TM) Advantage, you will have to choose the date you will receive the initial regular income payment, the frequency of the payments (monthly, quarterly, semi-annually or annually), how often the payment is recalculated, the length of the Access Period and the assumed investment return. These choices will influence the amount of your regular income payments. Regular income payments must begin within one year of the date you elect i4LIFE (Reg. TM) Advantage.

If you do not choose a payment frequency, the default is a monthly frequency. In most states, you may also elect to have regular income payments from non-qualified contracts recalculated only once each year rather than recalculated at the time of each payment. This results in level regular income payments between recalculation dates. Qualified contracts are only recalculated once per year, at the beginning of each calendar year. You also choose the assumed investment return. Return rates of 3%, 4%, or 5% may be available. The higher the assumed investment return you choose, the higher your initial regular income payment will be and the higher the return must be to increase subsequent regular income payments. You also choose the length of the Access Period. At this time, changes can only be made on periodic income commencement date anniversaries.

Regular income payments are not subject to any applicable interest adjustments. See Charges and Other Deductions. For information regarding income tax consequences of regular income payments, see Federal Tax Matters.

The amount of the initial regular income payment is determined on the periodic income commencement date by dividing the contract value (or purchase payment if elected at contract issue), less applicable premium taxes by 1000 and multiplying the result by an annuity factor. The annuity factor is based upon:
  o the age and sex of the annuitant and secondary life, if applicable;
  o the length of the Access Period selected;
  o the frequency of the regular income payments;
  o the assumed investment return you selected; and
  o the Individual Annuity Mortality table specified in your contract.

The annuity factor used to determine the regular income payments reflects the fact that, during the Access Period, you have the ability to withdraw the entire Account Value and that a death benefit of the entire Account Value will be paid to your beneficiary upon your death. These benefits during the Access Period result in a slightly lower regular income payment, during both the Access Period and the Lifetime Income Period, than would be payable if this access was not permitted and no lump-sum death benefit of the full Account Value was payable (The contractowner must elect an Access Period of no less than the minimum Access Period which is currently set at 5 years.) The annuity factor also reflects the requirement that there be sufficient Account Value at the end of the Access Period to continue your regular income payments for the remainder of your life (and/or the secondary life if applicable), during the Lifetime Income Period, with no further access or death benefit.

The Account Value will vary with the actual net investment return of the subaccounts selected and the interest credited on the fixed account, which then determines the subsequent regular income payments during the Access Period. Each subsequent regular income payment (unless the levelized option is selected) is determined by dividing the Account Value on the applicable valuation date by 1000 and multiplying this result by an annuity factor revised to reflect the declining length of the Access Period. As a result of this calculation, the actual net returns in the Account Value are measured against the assumed investment return to determine subsequent regular income payments. If the actual net investment return (annualized) for the contract exceeds the assumed investment return, the regular income payment will increase at a rate approximately equal to the amount of such excess. Conversely, if the actual net investment return for the contract is less than the assumed investment return, the regular income payment will decrease. For example, if net investment return is 3% higher (annualized) than the assumed investment return, the regular income payment for the next year will increase by approximately 3%. Conversely, if actual net investment return is 3% lower than the assumed investment return, the regular income payment will decrease by approximately 3%.

Withdrawals made during the Access Period will also reduce the Account Value that is available for regular income payments, and subsequent regular income payments will be reduced in the same proportion that withdrawals reduce the Account Value.

For a joint life option, if either the annuitant or secondary life dies during the Access Period, regular income payments will be recalculated using a revised annuity factor based on the single surviving life, if doing so provides a higher regular income payment.

For nonqualified contracts, if the annuitant and secondary life, if applicable, both die during the Access Period, the Guaranteed Income Benefit (if any) will terminate and the annuity factor will be revised for a non-life contingent regular income payment and regular income payments will continue until the Account Value is fully paid out and the Access Period ends. For qualified contracts, if the annuitant and secondary life, if applicable, both die during the Access Period, i4LIFE (Reg. TM) Advantage (and any Guaranteed Income Benefit if applicable) will terminate.

Regular income payments during the Lifetime Income Period. The Lifetime Income Period begins at the end of the Access Period if either the annuitant or secondary life is living. Your earlier elections regarding the frequency of regular income payments, assumed investment return and the frequency of the recalculation do not change. The initial regular income payment during the Lifetime Income Period is determined by dividing the Account Value on the last valuation date of the Access Period by 1000 and multiplying the result by an annuity factor revised to reflect that the Access Period has ended. The annuity factor is based upon:
  o the age and sex of the annuitant and secondary life (if living);
  o the frequency of the regular income payments;
  o the assumed investment return you selected; and
  o the Individual Annuity Mortality table specified in your contract.

The impact of the length of the Access Period and any withdrawals made during the Access Period will continue to be reflected in the regular income payments during the Lifetime Income Period. To determine subsequent regular income payments, the contract is credited with a fixed number of annuity units equal to the initial regular income payment (during the Lifetime Income Period) divided by the annuity unit value (by subaccount). Subsequent regular income payments are determined by multiplying the number of annuity units per subaccount by the annuity unit value. Your regular income payments will vary based on the value of your annuity units. If your regular income payments are adjusted on an annual basis, the total of the annual payment is transferred to Lincoln New York's general account to be paid out based on the payment mode you selected. Your payment(s) will not be affected by market performance during that year. Your regular income payment(s) for the following year will be recalculated at the beginning of the following year based on the current value of the annuity units.

Regular income payments will continue for as long as the annuitant or secondary life, if applicable, is living, and will continue to be adjusted for investment performance of the subaccounts your annuity units are invested in (and the fixed account if applicable). Regular income payments vary with investment performance.

During the lifetime income period, there is no longer an Account Value; therefore, no withdrawals are available and no death benefit is payable. In addition, transfers are not allowed from a fixed annuity payment to a variable annuity payment.


i4LIFE (Reg. TM) Advantage Death Benefits

i4LIFE (Reg. TM) Advantage Account Value Death Benefit. The i4LIFE (Reg. TM) Advantage Account Value death benefit is available during the Access Period. This death benefit is equal to the Account Value as of the valuation date on which we approve the payment of the death claim. You may not change this death benefit once it is elected.

i4LIFE (Reg. TM) Advantage Guarantee of Principal Death Benefit. The i4LIFE (Reg. TM) Advantage Guarantee of Principal Death Benefit is available during the Access Period and will be equal to the greater of:
  o the Account Value as of the valuation date we approve the payment of the claim; or
  o the sum of all purchase payments, less the sum of regular income payments and other withdrawals where:
   o regular income payments, including withdrawals to provide the Guaranteed Income Benefits, reduce the death benefit by the dollar amount of the payment; and
   o all other withdrawals, if any, reduce the death benefit in the same proportion that withdrawals reduce the contract value or Account Value.

 References to purchase payments and withdrawals include purchase payments and withdrawals made prior to the election of i4LIFE (Reg. TM) Advantage if your contract was in force with the Guarantee of Principal or greater death benefit option prior to that election.

In a declining market, withdrawals which are deducted in the same proportion that withdrawals reduce the contract value or Account Value, may have a magnified effect on the reduction of the death benefit payable. All references to withdrawals include deductions for any applicable charges associated with that withdrawal (an interest adjustment for example) and premium taxes, if any.



The following example demonstrates the impact of a proportionate withdrawal on your death benefit:


         o i4LIFE (Reg. TM) Advantage Guarantee of Principal death benefit     $200,000
         o Total i4LIFE (Reg. TM) Regular Income payments                      $ 25,000
         o Additional Withdrawal                                               $15,000 ($15,000/$150,000=10% withdrawal)
         o Account Value at the time of Additional Withdrawal                  $150,000

     Death Benefit Value after i4LIFE (Reg. TM) regular income payment = $200,000 - $25,000 = $175,000

     Death Benefit Value after additional withdrawal = $175,000 - $17,500 = $157,500

     Reduction in Death Benefit Value for Withdrawal = $175,000 X 10% = $17,500

The regular income payments reduce the death benefit by $25,000 and the additional withdrawal causes a 10% reduction in the death benefit, the same percentage that the withdrawal reduced the Account Value.

During the Access Period, contracts with the i4LIFE (Reg. TM) Advantage Guarantee of Principal death benefit may elect to change to the i4LIFE (Reg.
TM) Advantage Account Value death benefit. We will effect the change in death benefit on the valuation date we receive a completed election form at our Servicing Office, and we will begin deducting the lower i4LIFE (Reg. TM) Advantage charge at that time. Once the change is effective, you may not elect to return to the i4LIFE (Reg. TM) Advantage Guarantee of Principal Death Benefit.

i4LIFE (Reg. TM) Advantage EGMDB. The i4LIFE (Reg. TM) Advantage EGMDB is only available during the Access Period. This benefit is the greatest of:
  o the Account Value as of the valuation date on which we approve the payment of the claim; or
  o the sum of all purchase payments, less the sum of regular income payments and other withdrawals where:
   o regular income payments, including withdrawals to provide the Guaranteed Income Benefit, reduce the death benefit by the dollar amount of the payment or in the same proportion that regular income payments reduce the Account Value, depending on the terms of your contract; and
   o all other withdrawals, if any, reduce the death benefit in the same proportion that withdrawals reduce the contract value or Account Value.

 References to purchase payments and withdrawals include purchase payments and withdrawals made prior to the election of i4LIFE (Reg. TM) Advantage if your contract was in force with the Guarantee of Principal or greater death benefit option prior to that election; or
  o the highest Account Value or contract value on any contract anniversary date (including the inception date of the contract) after the EGMDB is effective (determined before the allocation of any purchase payments on that contract anniversary) prior to the 81st birthday of the deceased and prior to the date of death. The highest Account Value or contract value is increased by purchase payments and is decreased by regular income payments, including withdrawals to provide the Guaranteed Income Benefits and all other withdrawals subsequent to the anniversary date on which the highest Account Value or contract value is obtained. Regular income payments and withdrawals are deducted in the same proportion that regular income payments and withdrawals reduce the contract value or Account Value.

When determining the highest anniversary value, if you elected the EGMDB (or more expensive death benefit option) prior to electing i4LIFE (Reg. TM) Advantage and this death benefit was in effect when you purchased i4LIFE (Reg.
TM) Advantage, we will look at the contract value before i4LIFE (Reg. TM) Advantage and the Account Value after the i4LIFE (Reg. TM) Advantage election to determine the highest anniversary value.

In a declining market, withdrawals which are deducted in the same proportion that withdrawals reduce the Account Value, may have a magnified effect on the reduction of the death benefit payable. All references to withdrawals include deductions for any applicable charges associated with that withdrawal (an interest adjustment for example) and premium taxes, if any.

Contracts with the i4LIFE (Reg. TM) Advantage EGMDB may elect to change to the i4LIFE (Reg. TM) Advantage Guarantee of Principal or i4LIFE (Reg. TM) Advantage Account Value death benefit. We will effect the change in death benefit on the valuation date we receive a completed election form at our Servicing office, and we will begin deducting the lower i4LIFE (Reg. TM) Advantage charge at that time. Once the change is effective, you may not elect to return to the i4LIFE (Reg. TM) Advantage EGMDB.

General Death Benefit Provisions. For all death benefit options, following the Access Period, there is no death benefit. The death benefits also terminate when the Account Value equals zero, because the Access Period terminates.

If there is a change in the contractowner, joint owner or annuitant during the life of the contract, for any reason other than death, the only death benefit payable for the new person will be the i4LIFE (Reg. TM) Advantage Account Value death benefit.

For non-qualified contracts, upon the death of the contractowner, joint owner or annuitant, the contractowner (or beneficiary) may elect to terminate the contract and receive full payment of the death benefit or may elect to continue the contract and receive regular income payments. Upon the death of the secondary life, who is not also an owner, only the surrender value is paid.

If you are the owner of an IRA annuity contract, and there is no secondary life, and you die during the Access Period, the i4LIFE (Reg. TM) Advantage will terminate. A spouse beneficiary may start a new i4LIFE (Reg. TM) Advantage program.

If death occurs during the Access Period, the value of the death benefit will be determined as of the valuation date we approve the payment of the claim. Approval of payment will occur upon our receipt of all the following:

1. proof (e.g. an original certified death certificate), or any other proof of death satisfactory to us; and

2. written authorization for payment; and

3. all required claim forms, fully completed (including selection of a settlement option).

Notwithstanding any provision of this contract to the contrary, the payment of death benefits provided under this contract must be made in compliance with Code Section 72(s) or 401(a)(9) as applicable, as amended from time to time. Death benefits may be taxable. See Federal Tax Matters.

Upon notification to us of the death, regular income payments may be suspended until the death claim is approved. Upon approval, a lump sum payment for the value of any suspended payments will be made as of the date the death claim is approved, and regular income payments will continue, if applicable. The excess, if any, of the death benefit over the Account Value will be credited into the contract at that time.

If a lump sum settlement is elected, the proceeds will be mailed within seven days of approval by us of the claim subject to the laws, regulations and tax code governing payment of death benefits. This payment may be postponed as permitted by the Investment Company Act of 1940.


Guaranteed Income Benefit with i4LIFE (Reg. TM) Advantage

A Guaranteed Income Benefit (version 3) is available for purchase when you elect i4LIFE (Reg. TM) Advantage which ensures that your regular income payments will never be less than a minimum payout floor, regardless of the actual investment performance of your contract. See Charges and Other Deductions for a discussion of the Guaranteed Income Benefit charges.

As discussed below, certain features of the Guaranteed Income Benefit may be impacted if you purchased Lincoln SmartSecurity (Reg. TM) Advantage or Lincoln Lifetime IncomeSM Advantage (withdrawal benefit riders) prior to electing i4LIFE (Reg. TM) Advantage with the Guaranteed Income Benefit (annuity payout rider). Refer to the 4LATER (Reg. TM)Advantage section of this prospectus for a discussion of the 4LATER (Reg. TM) Guaranteed Income Benefit.

Additional purchase payments cannot be made to a contract with the Guaranteed Income Benefit. You are also limited in how much you can invest in certain subaccounts. See the Contracts - Investment Requirements.

There is no guarantee that the i4LIFE (Reg. TM) Guaranteed Income Benefit option will be available to elect in the future, as we reserve the right to discontinue this option at any time. In addition, we may make different versions of the Guaranteed Income Benefit available to new purchasers or may create different versions for use with various Living Benefit riders. However, a contractowner with the Lincoln Lifetime IncomeSM Advantage who decides to drop Lincoln Lifetime IncomeSM Advantage to purchase i4LIFE (Reg. TM) Advantage will be guaranteed the right to purchase the Guaranteed Income Benefit under the terms set forth in the Lincoln Lifetime IncomeSM Advantage rider.

i4LIFE (Reg. TM) Guaranteed Income Benefit, if available, is purchased when you elect i4LIFE (Reg. TM) Advantage or anytime during the Access Period, subject to terms and conditions at that time. If you intend to use the Guaranteed Amount from either the Lincoln SmartSecurity (Reg. TM)Advantage or the Lincoln Lifetime IncomeSM Advantage riders to establish the Guaranteed Income Benefit, you must elect the Guaranteed Income Benefit at the time you elect i4LIFE (Reg.
TM) Advantage.

The Guaranteed Income Benefit is initially equal to 75% of the regular income payment (which is based on your Account Value as defined in the i4LIFE (Reg.
TM) Advantage rider section) in effect at the time the Guaranteed Income Benefit is elected. Contractowners who purchased the Lincoln SmartSecurity (Reg. TM) Advantage or Lincoln Lifetime IncomeSM Advantage can use the remaining Guaranteed Amount (if greater than the contract value) at the time the Guaranteed Income Benefit is determined, to increase the Guaranteed Income Benefit. The Guaranteed Income Benefit will be increased by the ratio of the remaining Guaranteed Amount to the contract value at the time the initial i4LIFE (Reg. TM) Advantage payment is calculated. In other words, the Guaranteed Income Benefit will equal 75% of the initial regular income payment times the remaining Guaranteed Amount divided by the contract value, if the Guaranteed Amount is greater than the contract value.

If the amount of your i4LIFE (Reg. TM) Advantage regular income payment has fallen below the Guaranteed Income Benefit, because of poor investment results, a payment equal to the i4LIFE (Reg. TM) Advantage Guaranteed Income Benefit is the minimum payment you will receive. If the Guaranteed Income Benefit is paid, it will be paid with the same frequency as your regular income payment. If your regular income payment is less than the Guaranteed Income Benefit, we will reduce the Account Value by the regular income payment plus an additional amount equal to the difference between your regular income payment and the Guaranteed Income Benefit (In other words, Guaranteed Income Benefit payments reduce the Account Value by the entire amount of the Guaranteed Income Benefit payment.) (Regular income payments also reduce the Account Value). This withdrawal will be made from the variable subaccounts and the fixed account on a pro-rata basis according to your investment allocations.

If your Account Value reaches zero as a result of withdrawals to provide the Guaranteed Income Benefit, we will continue to pay you an amount equal to the Guaranteed Income Benefit. If your Account Value reaches zero, your Access Period will end and your Lifetime Income Period will begin. Additional amounts withdrawn from the Account Value to provide the Guaranteed Income Benefit may terminate your Access Period earlier than originally scheduled, and will reduce your death benefit. If your Account Value equals zero, no death benefit will be paid. See i4LIFE (Reg. TM) Advantage Death Benefits. After the Access Period ends, we will continue to pay the Guaranteed Income Benefit for as long as the annuitant (or the secondary life, if applicable) is living. If the market performance in your contract is sufficient to provide regular income payments at a level that exceeds the Guaranteed Income Benefit, the Guaranteed Income Benefit will never come into effect.

The following example illustrates how poor investment performance, which results in a Guaranteed Income Benefit payment, affects the i4LIFE (Reg. TM) Account Value:



         o i4LIFE (Reg. TM) Account Value before market decline      $135,000
         o i4LIFE (Reg. TM) Account Value after market decline       $100,000
         o Guaranteed Income Benefit                                 $    810
         o Regular Income Payment after market decline               $    769
         o Account Value after market decline and Guaranteed         $ 99,190
         Income Benefit payment

The contractowner receives an amount equal to the Guaranteed Income Benefit. The entire amount of the Guaranteed Income Benefit is deducted from the Account Value.

If you purchased the Guaranteed Income Benefit (version 3) on or after January 20, 2009, the Guaranteed Income Benefit will automatically step-up every year to 75% of the current regular income payment, if that result is greater than the immediately prior Guaranteed Income Benefit. If you purchased the Guaranteed Income Benefit (version 2) prior to January 20, 2009, the Guaranteed Income Benefit will automatically step-up every three years on the periodic income commencement date anniversary to 75% of the current regular income payment, if the result is greater than the immediately prior Guaranteed Income Benefit. The step-up will occur on every periodic income commencement date anniversary during either a 5-year step-up period (version 3) or every third periodic income commencement date anniversary for a 15 year step-up period (version 2). At the end of a step-up period, you may elect a new step-up period by submitting a written request to the Servicing Office. If you prefer, when you start the Guaranteed Income Benefit, you can request that we administer this election for you. Step-ups for qualified contracts, including IRAs, will occur on a calendar year basis.

At the time of a reset of the step-up period the i4LIFE (Reg. TM) Guaranteed Income Benefit percentage charge may increase subject to the maximum guaranteed charge of 1.50%. This means that your charge may increase every five years for version 3 of the Guaranteed Income Benefit or every 15 years for version 2 of the Guaranteed Income Benefit. If we automatically administer a new step-up period for you and if your percentage charge is increased, you may ask us to reverse the step-up by giving us notice within 30 days after the periodic income commencement anniversary. If we receive this notice, we will decrease the percentage charge, on a going forward basis, to the percentage charge in effect before the step-up occurred. You will have no more step-ups unless you notify us that you wish to start a new step-up period. i4LIFE (Reg.
TM)Advantage charges are in addition to the Guaranteed Income Benefit charges.

If you have an older version of the Guaranteed Income Benefit (version 1), your Guaranteed Income Benefit will not step-up on an anniversary, but will remain level. This version is no longer available for sale.

The i4LIFE (Reg. TM) Advantage Guaranteed Income Benefit is reduced by withdrawals (other than regular income payments) in the same proportion that the withdrawals reduce the Account Value. See below in General i4LIFE (Reg. TM) Provisions for an example.

Impacts to i4LIFE (Reg. TM) Advantage Regular Income Payments. When you select the i4LIFE (Reg. TM) Advantage Guaranteed Income Benefit, certain restrictions will apply to your contract:
  o A 4% assumed investment return (AIR) will be used to calculate the regular income payments.
  o The minimum Access Period required for this benefit is the longer of 15 years or the difference between your age (nearest birthday) and age 85. We may change this Access Period requirement prior to election of the Guaranteed Income Benefit.
  o The maximum Access Period available for this benefit is to age 115 for non-qualified contracts; to age 100 for qualified contracts.

If you choose to lengthen your Access Period, (which must be increased by a minimum of 5 years) thereby reducing your regular income payment, your i4LIFE (Reg. TM) Advantage Guaranteed Income Benefit will also be reduced. The i4LIFE (Reg. TM) Advantage Guaranteed Income Benefit will be reduced in proportion to the reduction in the regular income payment. If you choose to shorten your Access Period, the i4LIFE (Reg. TM) Advantage Guaranteed Income Benefit will terminate. Refer to the Example in the 4LATER (Reg. TM) Guaranteed Income Benefit section.

The i4LIFE (Reg. TM) Advantage Guaranteed Income Benefit will terminate due to any of the following events:
  o the death of the annuitant (or the later of the death of the annuitant or secondary life if a joint payout was elected); or
  o a contractowner requested decrease in the Access Period or a change to the regular income payment frequency; or
  o upon written notice to us; or
  o assignment of the contract.

A termination due to a decrease in the Access Period, a change in the regular income payment frequency, or upon written notice from the contractowner will be effective as of the valuation date on the next periodic income commencement date anniversary. Termination will be only for the i4LIFE (Reg. TM) Advantage Guaranteed Income Benefit and not the i4LIFE (Reg. TM) Advantage election, unless otherwise specified. If you used your Lincoln Lifetime IncomeSM Advantage Guaranteed Amount to establish the Guaranteed Income Benefit, you must keep i4LIFE (Reg. TM) Advantage and the Guaranteed Income Benefit in effect for at least 3 years. If you terminate the i4LIFE (Reg. TM) Advantage Guaranteed Income Benefit you may be able to re-elect it, if available, after one year. The election will be treated as a new purchase, subject to the terms and charges in effect at the time of election and the i4LIFE (Reg. TM) Advantage regular income payments will be recalculated. The i4LIFE (Reg. TM) Advantage Guaranteed Income Benefit will be based on the Account Value at the time of the election.


General i4LIFE (Reg. TM) Provisions

Withdrawals. You may request a withdrawal at any time prior to or during the Access Period. We reduce the Account Value by the amount of the withdrawal, and all subsequent regular income payments and Guaranteed Income Benefit payments, if applicable, will be reduced proportionately. Withdrawals may have tax consequences. See Federal Tax Matters. The interest adjustment may apply.

The following example demonstrates the impact of a withdrawal on the regular income payments and the Guaranteed Income Benefit payments:



         o i4LIFE (Reg. TM) Regular Income Payment before Withdrawal      $  1,200
         o Guaranteed Income Benefit before Withdrawal                    $    900
         o Account Value at time of Additional Withdrawal                 $150,000
         o Additional Withdrawal                                          $ 15,000   (a 10% withdrawal)

     Reduction in i4LIFE (Reg. TM) Regular Income payment for Withdrawal = $1,200 X 10 % = $120
     i4LIFE (Reg. TM) Regular Income payment after Withdrawal = $1,200 - $120 = $1,080

     Reduction in Guaranteed Income Benefit for Withdrawal = $900 X 10% = $90 Guaranteed Income Benefit after Withdrawal = $900 - $90 = $810

Surrender. At any time prior to or during the Access Period, you may surrender the contract by withdrawing the surrender value. If the contract is surrendered, the contract terminates and no further regular income payments will be made. The interest adjustment may apply.

Termination. For IRA annuity contracts, you may terminate i4LIFE (Reg. TM) Advantage prior to the end of the Access Period by notifying us in writing. The termination will be effective on the next valuation date after we receive the notice and your contract will return to the accumulation phase. Your i4LIFE (Reg. TM) Advantage death benefit will terminate and you will have the Guarantee of Principal death benefit. Upon termination, we will stop assessing the charge for i4LIFE (Reg. TM) Advantage and begin assessing the mortality and expense risk charge and administrative charge associated with the new death benefit option. Your contract value upon termination will be equal to the Account Value on the valuation date we terminate i4LIFE (Reg. TM) Advantage.

For non-qualified contracts, you may not terminate i4LIFE (Reg. TM) Advantage once you have elected it.


4LATER (Reg. TM) Advantage

4LATER (Reg. TM) Advantage is a rider that is available to protect against market loss by providing you with a method to receive a minimum payout from your annuity. The rider provides an Income Base (described below) prior to the time you begin taking payouts from your annuity. If you elect 4LATER (Reg. TM) Advantage, you must elect i4LIFE (Reg. TM) with the 4LATER (Reg. TM) Guaranteed Income Benefit to receive a benefit from 4LATER (Reg. TM) Advantage. Election of these riders may limit how much you can invest in certain subaccounts. See The Contracts-Investment Requirements. See Charges and Other Deductions for a discussion of the 4LATER (Reg. TM) Advantage charge.


4LATER (Reg. TM) Advantage Before Payouts Begin

The following discussion applies to 4LATER (Reg. TM) Advantage during the accumulation phase of your annuity, referred to as 4LATER (Reg. TM). This is prior to the time any payouts begin under i4LIFE (Reg. TM) Advantage with the 4LATER (Reg. TM) Guaranteed Income Benefit.

Income Base. The Income Base is a value established when you purchase 4LATER (Reg. TM) and will only be used to calculate the minimum payouts available under your contract at a later date. The Income Base is not available for withdrawals or as a death benefit. If you elect 4LATER (Reg. TM) at the time you purchase the contract, the Income Base initially equals the purchase payments. If you elect 4LATER (Reg. TM) after we issue the contract, the Income Base will initially equal the contract value on the 4LATER (Reg. TM) Effective Date. Additional purchase payments automatically increase the Income Base by the amount of the purchase payments. Additional purchase payments will not be allowed if the contract value is zero. Each withdrawal reduces the Income Base in the same proportion as the amount withdrawn reduces the contract value on the valuation date of the withdrawal.

As described below, during the accumulation phase, the Income Base will be automatically enhanced by 15% (adjusted for additional purchase payments and withdrawals as described in the Future Income Base section below) at the end of each Waiting Period. In addition, after the Initial Waiting Period, you may elect to reset your Income Base to the current contract value if your contract value has grown beyond the 15% enhancement. You may elect this reset on your own or you may choose to have Lincoln New York automatically reset the Income Base for you at the end of each Waiting Period. These reset options are discussed below. Then, when you are ready to elect i4LIFE (Reg. TM) Advantage and establish the 4LATER (Reg. TM) Guaranteed Income Benefit, the Income Base (if higher than the contract value) is used in the 4LATER (Reg. TM) Advantage Guaranteed Income Benefit calculation.

Waiting Period. The Waiting Period is each consecutive 3-year period which begins on the 4LATER (Reg. TM) Effective Date, or on the date of any reset of the Income Base to the contract value. At the end of each completed Waiting Period, the Income Base is increased by 15% (as adjusted for purchase payments and withdrawals) to equal the Future Income Base as discussed below. The Waiting Period is also the amount of time that must pass before the Income Base can be reset to the current contract value. A new Waiting Period begins after each reset and must be completed before the next 15% enhancement or another reset occurs.

Future Income Base. 4LATER (Reg. TM) provides a 15% automatic enhancement to the Income Base after a 3-year Waiting Period. This enhancement will continue every 3 years until i4LIFE (Reg. TM) Advantage is elected, you terminate 4LATER (Reg. TM) or you reach the Maximum Income Base. See Maximum Income Base. During the Waiting Period, the Future Income Base is established to provide the value of this 15% enhancement on the Income Base. After each 3-year Waiting Period is satisfied, the Income Base is increased to equal the value of the Future Income Base. The 4LATER (Reg. TM) charge will then be assessed on this newly adjusted Income Base, but the percentage charge will not change.

Any purchase payment made after the 4LATER (Reg. TM) Effective Date, but within 90 days of the contract effective date, will increase the Future Income Base by the amount of the purchase payment, plus 15% of that purchase payment.


Example:


         Initial Purchase Payment                                $100,000
         Purchase Payment 60 days later                          $ 10,000
                                                                 --------
         Income Base                                             $110,000
         Future Income Base (during the 1st Waiting Period)      $126,500   ($110,000 x 115%)
         Income Base (after 1st Waiting Period)                  $126,500
         New Future Income Base (during 2nd Waiting Period)      $145,475   ($126,500 x 115%)

Any purchase payments made after the 4LATER (Reg. TM) Effective Date and more than 90 days after the contract effective date will increase the Future Income Base by the amount of the purchase payment plus 15% of that purchase payment on a pro-rata basis for the number of full years remaining in the current Waiting Period.


Example:


         Income Base                                                $100,000
         Purchase Payment in Year 2                                 $ 10,000
                                                                    --------
         New Income Base                                            $110,000
         Future Income Base (during 1st Waiting Period-Year 2)      $125,500   ($100,000 x 115%) + ($10,000 x 100%) +
                                                                               (10,000 x 15% x 1/3)
         Income Base (after 1st Waiting Period)                     $125,500
         New Future Income Base (during 2nd Waiting Period)         $144,325   (125,500 x 115%)

Withdrawals reduce the Future Income Base in the same proportion as the amount withdrawn reduces the contract value on the valuation date of the withdrawal.

During any subsequent Waiting Periods, if you elect to reset the Income Base to the contract value, the Future Income Base will equal 115% of the contract value on the date of the reset and a new Waiting Period will begin. See Resets of the Income Base to the current contract value below.

In all situations, the Future Income Base is subject to the Maximum Income Base described below. The Future Income Base is never available to the contractowner to establish a 4LATER (Reg. TM) Advantage Guaranteed Income Benefit, but is the value the Income Base will become at the end of the Waiting Period.

Maximum Income Base. The Maximum Income Base is equal to 200% of the Income Base on the 4LATER (Reg. TM) Effective Date. The Maximum Income Base will be increased by 200% of any additional purchase payments. In all circumstances, the Maximum Income Base can never exceed $10,000,000. This maximum takes into consideration the combined Income Bases for all Lincoln Life contracts (or contracts issued by our affiliates) owned by you or on which you are the annuitant.

After a reset to the current contract value, the Maximum Income Base will equal 200% of the contract value on the valuation date of the reset not to exceed $10,000,000.

Each withdrawal will reduce the Maximum Income Base in the same proportion as the amount withdrawn reduces the contract value on the valuation date of the withdrawal.

Example:


      Income Base                             $100,000      Maximum Income Base                   $200,000
      Purchase Payment in Year 2              $ 10,000      Increase to Maximum Income Base       $ 20,000
      New Income Base                         $110,000      New Maximum Income Base               $220,000
      Future Income Base after Purchase       $125,500      Maximum Income Base                   $220,000
       Payment

      Income Base (after 1st Waiting          $125,500
       Period)
      Future Income Base (during 2nd          $144,325      Maximum Income Base                   $220,000
       Waiting Period)

      Contract Value in Year 4                $112,000
      Withdrawal of 10%                       $ 11,200

      After Withdrawal (10% adjustment)
-----------------------------------------
      Contract Value                          $100,800
      Income Base                             $112,950
      Future Income Base                      $129,892      Maximum Income Base                   $198,000

Resets of the Income Base to the current contract value ("Resets"). You may elect to reset the Income Base to the current contract value at any time after the initial Waiting Period following: (a) the 4LATER (Reg. TM) Effective Date or (b) any prior reset of the Income Base. Resets are subject to a maximum of $10,000,000 and the annuitant must be under age 81. You might consider resetting the Income Base if your contract value has increased above the Income Base (including the 15% automatic Enhancements) and you want to lock-in this increased amount to use when setting the Guaranteed Income Benefit. If the Income Base is reset to the contract value, the 15% automatic Enhancement will not apply until the end of the next Waiting Period.

This reset may be elected by sending a written request to our Servicing Office or by specifying at the time of purchase that you would like us to administer this reset election for you. If you want us to administer this reset for you, at the end of each 3-year Waiting Period, if the contract value is higher than the Income Base (after the Income Base has been reset to the Future Income
Base), we will implement this election and the Income Base will be equal to the contract value on that date. We will notify you that a reset has occurred. This will continue until you elect i4LIFE (Reg. TM) Advantage, the annuitant reaches age 81, or you reach the Maximum Income Base. If we administer this reset election for you, you have 30 days after the election to notify us if you wish to reverse this election and have your Income Base increased to the Future Income Base instead. You may wish to reverse this election if you are not interested in the increased charge. If the contract value is less than the Income Base on any reset date, we will not administer this reset. We will not attempt to administer another reset until the end of the next 3-year Waiting Period; however, you have the option to request a reset during this period by sending a written request to our Servicing Office.

At the time of each reset (whether you elect the reset or we administer the reset for you), the annual charge will change to the current charge in effect at the time of the reset, not to exceed the guaranteed maximum charge. At the time of reset, a new Waiting Period will begin. Subsequent resets may be elected at the end of each new Waiting Period. The reset will be effective on the next valuation date after notice of the reset is approved by us.

We reserve the right to restrict resets to Benefit Year anniversaries. The Benefit Year is the 12-month period starting with the 4LATER (Reg. TM) Effective Date and starting with each anniversary of the 4LATER (Reg. TM) Effective Date after that. If the contractowner elects to reset the Income Base, the Benefit Year will begin on the effective date of the reset and each anniversary of the effective date of the reset after that.

Eligibility. To purchase 4LATER (Reg. TM) Advantage, the annuitant must be age 80 or younger. If you plan to elect i4LIFE (Reg. TM) Advantage within three years of the issue date of 4LATER (Reg. TM) Advantage, you will not receive the benefit of the Future Income Base.

4LATER (Reg. TM) Rider Effective Date. If 4LATER (Reg. TM) is elected at contract issue, then it will be effective on the contract's effective date. If 4LATER (Reg. TM) is elected after the contract is issued (by sending a written request to our Servicing Office), then it will be effective on the next valuation date following approval by us.


4LATER (Reg. TM) Guaranteed Income Benefit

When you are ready to elect i4LIFE (Reg. TM) Advantage regular income payments, the greater of the Income Base accumulated under 4LATER (Reg. TM) or the contract value will be used to calculate the 4LATER (Reg. TM) Guaranteed Income Benefit. The 4LATER (Reg. TM) Guaranteed Income Benefit is a minimum payout floor for your i4LIFE (Reg. TM) Advantage regular income payments. See Charges and Other Deductions for a discussion of the 4LATER (Reg. TM) Guaranteed Income Benefit charge.

The Guaranteed Income Benefit will be determined by dividing the greater of the Income Base or contract value (or Guaranteed Amount if applicable) on the periodic income commencement date, by 1000 and multiplying the result by the rate per $1000 from the

Guaranteed Income Benefit Table in your 4LATER (Reg. TM) Rider. If the contract value is used to establish the 4LATER (Reg. TM) Guaranteed Income Benefit, this rate provides a Guaranteed Income Benefit not less than 75% of the initial i4LIFE (Reg. TM) Advantage regular income payment (which is also based on the contract value). If the Income Base is used to establish the Guaranteed Income Benefit (because it is larger than the contract value), the resulting Guaranteed Income Benefit will be more than 75% of the initial i4LIFE (Reg. TM) Advantage regular income payment.

If the amount of your i4LIFE (Reg. TM) Advantage regular income payment (which is based on your i4LIFE (Reg. TM) Advantage Account Value) has fallen below the 4LATER (Reg. TM) Guaranteed Income Benefit, because of poor investment results, a payment equal to the 4LATER (Reg. TM) Guaranteed Income Benefit is the minimum payment you will receive. If the 4LATER (Reg. TM) Guaranteed Income Benefit is paid, it will be paid with the same frequency as your i4LIFE (Reg.
TM) Advantage regular income payment. If your regular income payment is less than the 4LATER (Reg. TM) Guaranteed Income Benefit, we will reduce your i4LIFE (Reg. TM) Advantage Account Value by the regular income payment plus an additional amount equal to the difference between your regular income payment and the 4LATER (Reg. TM) Guaranteed Income Benefit. This withdrawal from your Account Value will be made from the subaccounts and the fixed account on a pro-rata basis according to your investment allocations.

The following example illustrates how poor investment performance, which results in a Guaranteed Income Benefit payment, affects the i4LIFE (Reg. TM) Account Value:



         o i4LIFE (Reg. TM) Account Value before market decline      $135,000
         o i4LIFE (Reg. TM) Account Value after market decline       $100,000
         o Guaranteed Income Benefit                                 $    810
         o Regular Income Payment after market decline               $    769
         o Account Value after market decline and Guaranteed         $ 99,190
         Income Benefit payment

If your Account Value reaches zero as a result of withdrawals to provide the 4LATER (Reg. TM) Guaranteed Income Benefit, we will continue to pay you an amount equal to the 4LATER (Reg. TM) Guaranteed Income Benefit.

When your Account Value reaches zero, your i4LIFE (Reg. TM) Advantage Access Period will end and the i4LIFE (Reg. TM) Advantage Lifetime Income Period will begin. Additional amounts withdrawn from the Account Value to provide the 4LATER (Reg. TM) Guaranteed Income Benefit may terminate your Access Period earlier than originally scheduled and will reduce your death benefit. See i4LIFE (Reg. TM) Advantage Death Benefits. After the Access Period ends, we will continue to pay the 4LATER (Reg. TM) Guaranteed Income Benefit for as long as the annuitant (or the secondary life, if applicable) is living (i.e., the i4LIFE (Reg. TM) Advantage Lifetime Income Period). If your Account Value equals zero, no death benefit will be paid.

If the market performance in your contract is sufficient to provide regular income payments at a level that exceeds the 4LATER (Reg. TM) Guaranteed Income Benefit, the 4LATER (Reg. TM) Guaranteed Income Benefit will never come into effect.

The 4LATER (Reg. TM) Advantage Guaranteed Income Benefit will automatically step-up every three years to 75% of the then current regular income payment, if that result is greater than the immediately prior 4LATER (Reg. TM) Guaranteed Income Benefit. The step-up will occur on every third periodic income commencement date anniversary for 15 years. At the end of a 15-year step-up period, the contractowner may elect a new 15-year step-up period by submitting a written request to the Servicing Office. If you prefer, when you start the Guaranteed Income Benefit, you can request that Lincoln New York administer this election for you. At the time of a reset of the 15 year period, the charge for the 4LATER (Reg. TM) Guaranteed Income Benefit will become the current charge up to the guaranteed maximum charge of 1.50% (i4LIFE (Reg. TM) Advantage charges are in addition to the Guaranteed Income Benefit charge). After we administer this election, you have 30 days to notify us if you wish to reverse the election (because you do not wish to incur the additional cost). If we receive this notice, we will decrease the percentage charge, on a going forward basis, to the percentage charge in effect before the step-up occurred.

Additional purchase payments cannot be made to your contract after the periodic income commencement date. The 4LATER (Reg. TM) Guaranteed Income Benefit is reduced by withdrawals (other than regular income payments) in the same proportion that the withdrawals reduce the Account Value. You may want to discuss the impact of additional withdrawals with your financial adviser.

Impacts to i4LIFE (Reg. TM) Advantage Regular Income Payments. At the time you elect i4LIFE (Reg. TM) Advantage, you also select the Access Period. See i4LIFE (Reg. TM) Advantage - Access Period. Generally, shorter Access Periods will produce a higher initial i4LIFE (Reg. TM) Advantage regular income payment and higher Guaranteed Income Benefit payments than longer Access Periods. The minimum Access Period required with the 4LATER (Reg. TM) Guaranteed Income Benefit currently is the longer of 15 years or the difference between your current age (nearest birthday) and age 85. We reserve the right to increase this minimum prior to election of 4LATER (Reg. TM) Advantage, subject to the terms in your rider. (Note: i4LIFE (Reg. TM) Advantage may allow a shorter Access Period if a Guaranteed Income Benefit is not provided.)

If you choose to lengthen your Access Period at a later date, thereby recalculating and reducing your regular income payment, your 4LATER (Reg. TM) Guaranteed Income Benefit will also be recalculated and reduced. The 4LATER (Reg. TM) Guaranteed Income Benefit will be adjusted in proportion to the reduction in the regular income payment. If you choose to shorten your Access Period, the 4LATER (Reg. TM) Rider will terminate.

When you make your 4LATER (Reg. TM) Guaranteed Income Benefit and i4LIFE (Reg.
TM) Advantage elections, you must also choose an assumed investment return of 4% to calculate your i4LIFE (Reg. TM) Advantage regular income payments. Once you have elected 4LATER (Reg. TM), the assumed investment return rate will not change; however, we may change the required assumed investment return rate in the future for new purchasers only.

The following is an example of what happens when you extend the Access Period:

     Assume:
     i4LIFE (Reg. TM) Advantage remaining Access Period = 10 years Current i4LIFE (Reg. TM) Advantage regular income payment = $6,375 Current 4LATER (Reg. TM) Guaranteed Income Benefit = $5,692

     Extend Access Period 5 years:
     i4LIFE (Reg. TM) Advantage regular income payment after extension = $5,355 Percentage change in i4LIFE (Reg. TM) Advantage regular income payment =
 $5,355 - $6,375 = 84%
     New 4LATER (Reg. TM) Guaranteed Income Benefit = $5,692 x 84% = $4,781


General Provisions of 4LATER (Reg. TM) Advantage

Termination. After the later of the third anniversary of the 4LATER (Reg. TM) Rider Effective Date or the most recent Reset, the 4LATER (Reg. TM) Rider may be terminated upon written notice to us. Prior to the periodic income commencement date, 4LATER (Reg. TM) will automatically terminate upon any of the following events:
 o termination of the contract to which the 4LATER (Reg. TM) Rider is attached;
 o the change of or the death of the annuitant (except if the surviving spouse assumes ownership of the contract and the role of the annuitant upon death of the contractowner); or
 o the change of contractowner (except if the surviving spouse assumes ownership of the contract and the role of annuitant upon the death of the contractowner), including the assignment of the contract.

After the periodic income commencement date, the 4LATER (Reg. TM) Rider will terminate due to any of the following events:
 o the death of the annuitant (or the later of the death of the annuitant or secondary life if a joint payout was elected); or
 o a contractowner requested decrease in the Access Period or a change to the regular income payment frequency.

A termination due to a decrease in the Access Period, a change in the regular income payment frequency, or upon written notice from the contractowner will be effective as of the valuation date on the next periodic income commencement date anniversary. Termination will be only for the 4LATER (Reg. TM) Guaranteed Income Benefit and not the i4LIFE (Reg. TM) Advantage election, unless otherwise specified.

If you terminate 4LATER (Reg. TM) prior to the periodic income commencement date, you must wait one year before you can re-elect 4LATER (Reg. TM) or purchase the Lincoln SmartSecurity (Reg. TM) Advantage or Lincoln Lifetime IncomeSM Advantage. If you terminate the 4LATER (Reg. TM) Rider on or after the periodic income commencement date, you cannot re-elect it. You may be able to elect the i4LIFE (Reg. TM) Advantage Guaranteed Income Benefit, if available, after one year. The i4LIFE (Reg. TM) Advantage Guaranteed Income Benefit will be based on the Account Value at the time of the election. The election of one of these benefits, if available, will be treated as a new purchase, subject to the terms and charges in effect at the time of election.

Availability. Check with your registered representative regarding availability. You cannot elect 4LATER (Reg. TM) after an annuity payout option or i4LIFE (Reg. TM) Advantage has been elected, and it cannot be elected on contracts that currently have Lincoln SmartSecurity (Reg. TM) Advantage or Lincoln Lifetime IncomeSM Advantage.

Contractowners who drop Lincoln SmartSecurity (Reg. TM) Advantage or Lincoln Lifetime IncomeSM Advantage and elect 4LATER (Reg. TM) will not carry their Guaranteed Amount over into the new 4LATER (Reg. TM). The 4LATER (Reg. TM) Income Base will be established based on the contractowner's contract value on the Effective Date of 4LATER (Reg. TM). Contractowners who drop Lincoln SmartSecurity (Reg. TM) Advantage or Lincoln Lifetime IncomeSM Advantage will have to wait one year before they can elect 4LATER (Reg. TM). See The Contracts
- Lincoln SmartSecurity (Reg. TM) Advantage or Lincoln Lifetime IncomeSM Advantage.


Annuity Payouts

When you apply for a contract, you may select any annuity commencement date permitted by law, which is usually on or before the annuitant's 90th birthday. Your broker-dealer may recommend that you annuitize at an earlier age. As an alternative, contractowners with Lincoln SmartSecurity (Reg. TM) Advantage may elect to annuitize their Guaranteed Amount under the Guaranteed Amount Annuity Payout Option. Contractowners with Lincoln Lifetime IncomeSM Advantage may elect the Maximum Annual Withdrawal Amount Annuity Payout option.

The contract provides optional forms of payouts of annuities (annuity options), each of which is payable on a variable basis, a fixed basis or a combination of both as you specify. The contract provides that all or part of the contract value may be used to purchase an annuity payout option.

You may elect annuity payouts in monthly, quarterly, semiannual or annual installments. If the payouts from any subaccount would be or become less than $50, we have the right to reduce their frequency until the payouts are at least $50 each. Following are explanations of the annuity options available.


Annuity Options

The annuity options outlined below do not apply to contractowners who have elected i4LIFE (Reg. TM) Advantage, the Maximum Annual Withdrawal Amount Annuity Payout option or the Guaranteed Amount Annuity Payout option.

Life Annuity. This option offers a periodic payout during the lifetime of the annuitant and ends with the last payout before the death of the annuitant. This option offers the highest periodic payout since there is no guarantee of a minimum number of payouts or provision for a death benefit for beneficiaries. However, there is the risk under this option that the recipient would receive no payouts if the annuitant dies before the date set for the first payout; only one payout if death occurs before the second scheduled payout, and so on.

Life Annuity with Payouts Guaranteed for Designated Period. This option guarantees periodic payouts during a designated period, usually 10 or 20 years, and then continues throughout the lifetime of the annuitant. The designated period is selected by the contractowner.

Joint Life Annuity. This option offers a periodic payout during the joint lifetime of the annuitant and a designated joint annuitant. The payouts continue during the lifetime of the survivor. However, under a joint life annuity, if both annuitants die before the date set for the first payout, no payouts will be made. Only one payment would be made if both deaths occur before the second scheduled payout, and so on.

Joint Life Annuity with Guaranteed Period. This option guarantees periodic payouts during a designated period, usually 10 or 20 years, and continues during the joint lifetime of the annuitant and a designated joint annuitant. The payouts continue during the lifetime of the survivor. The designated period is selected by the contractowner.

Joint Life and Two Thirds to Survivor Annuity. This option provides a periodic payout during the joint lifetime of the annuitant and a designated joint annuitant. When one of the joint annuitants dies, the survivor receives two thirds of the periodic payout made when both were alive.

Joint Life and Two-Thirds Survivor Annuity with Guaranteed Period. This option provides a periodic payout during the joint lifetime of the annuitant and a joint annuitant. When one of the joint annuitants dies, the survivor receives two-thirds of the periodic payout made when both were alive. This option further provides that should one or both of the annuitants die during the elected guaranteed period, usually 10 or 20 years, full benefit payment will continue for the rest of the guaranteed period.

Unit Refund Life Annuity. This option offers a periodic payout during the lifetime of the annuitant with the guarantee that upon death a payout will be made of the value of the number of annuity units (see Variable Annuity Payouts) equal to the excess, if any, of:
 o the total amount applied under this option divided by the annuity unit value for the date payouts begin, minus
 o the annuity units represented by each payout to the annuitant multiplied by the number of payouts paid before death.

The value of the number of annuity units is computed on the date the death claim is approved for payment by the Servicing office.

Life Annuity with Cash Refund. Fixed annuity benefit payments that will be made for the lifetime of the annuitant with the guarantee that upon death, should
(a) the total dollar amount applied to purchase this option be greater than (b) the fixed annuity benefit payment multiplied by the number of annuity benefit payments paid prior to death, then a refund payment equal to the dollar amount of (a) minus (b) will be made.

Under the annuity options listed above, you may not make withdrawals. Other options, with or without withdrawal features, may be made available by us. You may pre-select an annuity payout option as a method of paying the death benefit to a beneficiary. If you do, the beneficiary cannot change this payout option. You may change or revoke in writing to our Servicing office, any such selection, unless such selection was made irrevocable. If you have not already chosen an annuity payout option, the beneficiary may choose any annuity payout option. At death, options are only available to the extent they are consistent with the requirements of the contract as well as Sections 72(s) and 401(a)(9) of the tax code, if applicable.

General Information

Any previously selected death benefit in effect before the annuity commencement date will no longer be available on and after the annuity commencement date. You may change the annuity commencement date, change the annuity option or change the allocation of the investment among subaccounts up to 30 days before the scheduled annuity commencement date, upon written notice to the Servicing office. You must give us at least 30 days notice before the date on which you want payouts to begin. Annuity payouts cannot commence within twelve months of the effective date of the contract.

Unless you select another option, the contract automatically provides for a life annuity with annuity payouts guaranteed for 10 years (on a fixed, variable or combination fixed and variable basis, in proportion to the account allocations at the time of annuitization) except when a joint life payout is required by law. Under any option providing for guaranteed period payouts, the number of payouts which remain unpaid at the date of the annuitant's death (or surviving annuitant's death in case of joint life annuity) will be paid to you or your beneficiary as payouts become due after we are in receipt of:
 o proof, satisfactory to us, of the death;
 o written authorization for payment; and
 o all claim forms, fully completed.


Variable Annuity Payouts

Variable annuity payouts will be determined using:
 o The contract value on the annuity commencement date, less applicable premium taxes;
 o The annuity tables contained in the contract;
 o The annuity option selected; and
 o The investment performance of the fund(s) selected.

To determine the amount of payouts, we make this calculation:

1. Determine the dollar amount of the first periodic payout; then

2. Credit the contract with a fixed number of annuity units equal to the first periodic payout divided by the annuity unit value; and

3. Calculate the value of the annuity units each period thereafter.

Annuity payouts assume an investment return of 3%, 4% or 5% per year, as applied to the applicable mortality table. Some of these assumed interest rates may not be available in your state; therefore, please check with your investment representative. You may choose your assumed interest rate at the time you elect a variable annuity payout on the administrative form provided by us. The higher the assumed interest rate you choose, the higher your initial annuity payment will be. The amount of each payout after the initial payout will depend upon how the underlying fund(s) perform, relative to the assumed rate. If the actual net investment rate (annualized) exceeds the assumed rate, the payment will increase at a rate proportional to the amount of such excess. Conversely, if the actual rate is less than the assumed rate, annuity payments will decrease. The higher the assumed interest rate, the less likely future annuity payments are to increase, or the payments will increase more slowly than if a lower assumed rate was used. There is a more complete explanation of this calculation in the SAI.


Fixed Side of the Contract

Purchase payments and contract value allocated to the fixed side of the contract become part of our general account, and do not participate in the investment experience of the VAA. The general account is subject to regulation and supervision by the New York Insurance Department as well as the insurance laws and regulations of the jurisdictions in which the contracts are distributed.

In reliance on certain exemptions, exclusions and rules, we have not registered interests in the general account as a security under the Securities Act of 1933 and have not registered the general account as an investment company under the 1940 Act. Accordingly, neither the general account nor any interests in it are regulated under the 1933 Act or the 1940 Act. We have been advised that the staff of the SEC has not made a review of the disclosures which are included in this prospectus which relate to our general account and to the fixed account under the contract. These disclosures, however, may be subject to certain provisions of the federal securities laws relating to the accuracy and completeness of statements made in prospectuses. This prospectus is generally intended to serve as a disclosure document only for aspects of the contract involving the VAA, and therefore contains only selected information regarding the fixed side of the contract. Complete details regarding the fixed side of the contract are in the contract.

We guarantee an effective interest rate of not less than 1.50% per year on amounts held in a fixed account.

Your contract may not offer a fixed account or if permitted by your contract, we may discontinue accepting purchase payments or transfers into the fixed side of the contract at any time.

ANY INTEREST IN EXCESS OF 1.50% (OR THE GUARANTEED MINIMUM INTEREST RATE STATED IN YOUR CONTRACT) WILL BE DECLARED IN ADVANCE AT OUR SOLE DISCRETION. CONTRACTOWNERS BEAR THE RISK THAT NO INTEREST IN EXCESS OF THE MINIMUM INTEREST RATE WILL BE DECLARED.
Any amount surrendered, withdrawn from or transferred out of a fixed account prior to the expiration of the guaranteed period is subject to the interest adjustment. The interest adjustment will NOT reduce the amount available for a surrender, withdrawal, or transfer below the value it would have had if 1.50% (or the guaranteed minimum interest rate for your contract) interest had been credited to the fixed subaccount.


Guaranteed Periods

The portion of the fixed account which accepts allocations for a guaranteed period at a guaranteed interest rate is called a fixed subaccount. There is a fixed subaccount for each particular guaranteed period.


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

The owner may allocate purchase payments to one or more fixed subaccounts with guaranteed periods of 1 to 10 years. We may add guaranteed periods or discontinue accepting purchase payments into one or more guaranteed periods at any time. The minimum amount of any purchase payment that can be allocated to a fixed subaccount is $2,000. Each purchase payment allocated to a fixed subaccount will start its own guaranteed period and will earn a guaranteed interest rate. The duration of the guaranteed period affects the guaranteed interest rate of the fixed subaccount. A fixed subaccount guarantee period ends on the date after the number of calendar years in the fixed subaccount's guaranteed period. Interest will be credited daily at a guaranteed rate that is equal to the effective annual rate determined on the first day of the fixed subaccount guaranteed period. Amounts surrendered, transferred or withdrawn from a fixed subaccount prior to the end of the guaranteed period will be subject to the interest adjustment. Each guaranteed period purchase payment will be treated separately for purposes of determining any applicable interest adjustment. Any amount withdrawn from a fixed subaccount may be subject to any applicable account fees and premium taxes.

We will notify the contractowner in writing at least 45 but not more than 75 days prior to the expiration date for any guaranteed period amount. A new fixed subaccount guaranteed period of the same duration as the previous fixed subaccount guaranteed period will begin automatically at the end of the previous guaranteed period, unless we receive, prior to the end of a guaranteed period, a written election by the contractowner. The written election may request the transfer of the guaranteed period amount to a different fixed subaccount or to a variable subaccount from among those being offered by us. Transfers of any guaranteed period amount which become effective upon the date of expiration of the applicable guaranteed period are not subject to the limitation of twelve transfers per contract year or the additional fixed account transfer restrictions.

Interest Adjustment

Any surrender, withdrawal or transfer of a fixed subaccount guaranteed period amount before the end of the guaranteed period (other than dollar cost averaging, cross-reinvestment, portfolio rebalancing or regular income payments under i4LIFE (Reg. TM) Advantage transfers) will be subject to the interest adjustment. A surrender, withdrawal or transfer effective upon the expiration date of the guaranteed period will not be subject to the interest adjustment. The interest adjustment will be applied to the amount being surrendered, withdrawn or transferred. The interest adjustment will be applied after the deduction of any applicable account fees and before any applicable transfer charges. Any transfer, withdrawal, or surrender of contract value from a fixed subaccount will be increased or decreased by an interest adjustment, unless the transfer, withdrawal or surrender is effective:
 o during the free look period (See Return Privilege)
 o on the expiration date of a guaranteed period
 o as a result of the death of the contractowner or annuitant
 o subsequent to the diagnosis of a terminal illness of the contractowner. Diagnosis of the terminal illness must be after the effective date of the contract and result in a life expectancy of less than one year, as determined by a qualified professional medical practitioner.
 o subsequent to the admittance of the contractowner into an accredited nursing home or equivalent health care facility. Admittance into such facility must be after the effective date of the contract and continue for 90 consecutive days prior to the surrender or withdrawal.
 o subsequent to the permanent and total disability of the contractowner if such disability begins after the contract date and prior to the 65th birthday of the contractowner and has existed continuously for twelve months.
 o upon annuitization of the contract.

These provisions may not be applicable to your contract or available in your state. Please check with your investment representative regarding the availability of these provisions.

In general, the interest adjustment reflects the relationship between the yield rate in effect at the time a purchase payment is allocated to a fixed subaccount's guaranteed period under the contract and the yield rate in effect at the time of the purchase payment's surrender, withdrawal or transfer. It also reflects the time remaining in the fixed subaccount's guaranteed period. If the yield rate at the time of the surrender, withdrawal or transfer is lower than the yield rate at the time the purchase payment was allocated, then the application of the interest adjustment will generally result in a higher payment at the time of the surrender, withdrawal or transfer. Similarly, if the yield rate at the time of surrender, withdrawal or transfer is higher than the yield rate at the time of the allocation of the purchase payment, then the application of the interest adjustment will generally result in a lower payment at the time of the surrender, withdrawal or transfer. The yield rate is published by the Federal Reserve Board.


The interest adjustment is calculated by multiplying the transaction amount by:


   (1+A)n    -1
----------
  (1+B )n

     where:

   A = yield rate for a U.S. Treasury security with time to maturity equal to the subaccount's guaranteed period, determined at the beginning of the guaranteed period.

   B = yield rate for a U.S. Treasury security with time to maturity equal to the time remaining in the subaccount's guaranteed period if greater than one year, determined at the time of surrender, withdrawal or transfer. For remaining periods of one year or less, the yield rate for a one year U.S. Treasury security is used.

     N= The number of years remaining in the guaranteed period (e.g., 1 year and 73 days = 1 + (73 divided by 365) = 1.2 years)

     Straight-Line interpolation is used for periods to maturity not quoted.

See the SAI for examples of the application of the interest adjustment.


Small Contract Surrenders

We may surrender your contract, in accordance with the laws of your state if:
 o your contract value drops below certain state specified minimum amounts ($2,000 or less) for any reason, including if your contract value decreases due to the performance of the subaccounts you selected;
 o no purchase payments have been received for three (3) full, consecutive contract years; and
 o the paid up annuity benefit at maturity would be less than $20.00 per month (these requirements may differ in some states).

At least 60 days before we surrender your contract, we will send you a letter at your last address we have on file, to inform you that your contract will be surrendered. You will have the opportunity to make additional purchase payments to bring your contract value above the minimum level to avoid surrender.


Delay of Payments

Contract proceeds from the VAA will be paid within seven days, except:
 o when the NYSE is closed (other than weekends and holidays);
 o times when market trading is restricted or the SEC declares an emergency, and we cannot value units or the funds cannot redeem shares; or
 o when the SEC so orders to protect contractowners.

Payment of contract proceeds from the fixed account may be delayed for up to six months.

Due to federal laws designed to counter terrorism and prevent money laundering by criminals, we may be required to reject a purchase payment and/or deny payment of a request for transfers, withdrawals, surrenders, or death benefits, until instructions are received from the appropriate regulator. We also may be required to provide additional information about a contractowner's account to government regulators.


Reinvestment Privilege

You may elect to make a reinvestment purchase with any part of the proceeds of a surrender/withdrawal.

This election must be made by your written authorization to us on an approved Lincoln reinvestment form and received in our Servicing office within 30 days of the date of the surrender/withdrawal, and the repurchase must be of a contract covered by this prospectus. In the case of a qualified retirement plan, a representation must be made that the proceeds being used to make the purchase have retained their tax-favored status under an arrangement for which the contracts offered by this prospectus are designed. The number of accumulation units which will be credited when the proceeds are reinvested will be based on the value of the accumulation unit(s) on the next valuation date. This computation will occur following receipt of the proceeds and request for reinvestment at the Servicing office. You may utilize the reinvestment privilege only once. For tax reporting purposes, we will treat a surrender/withdrawal and a subsequent reinvestment purchase as separate transactions (and a Form 1099 may be issued, if applicable). You should consult a tax adviser before you request a surrender/withdrawal or subsequent reinvestment purchase.


Amendment of Contract

We reserve the right to amend the contract to meet the requirements of the 1940 Act or other applicable federal or state laws or regulations. You will be notified in writing of any changes, modifications or waivers. Any changes are subject to prior approval of your state's insurance department (if required).



Distribution of the Contracts
Lincoln Financial Distributors ("LFD") serves as Principal Underwriter of this contract. LFD is affiliated with Lincoln New York and is registered as a broker-dealer with the SEC under the Securities Exchange Act of 1934 and is a member of FINRA. The Principal Underwriter has entered into selling agreements with Lincoln Financial Advisors and/or Lincoln Financial Services, Inc. (collectively "LFN"), also affiliates of ours. The Principal Underwriter has also entered into selling agreements with broker-dealers that are unaffiliated with us ("Selling Firms"). While the Principal Underwriter has the legal authority to make payments to broker-dealers which have entered into selling agreements, we will make such payments on behalf of the Principal Underwriter in compliance with appropriate regulations. We also pay on behalf of LFD certain of its operating expenses related to the distribution of this and other of our contracts. The following paragraphs describe how payments are made by us and the Principal Underwriter to various parties.

Compensation Paid to LFN. The maximum commission the Principal Underwriter pays to LFN is 2.50% of purchase payments, plus up to 0.25% quarterly based on contract value. LFN may elect to receive a lower commission when a purchase payment is made along with an earlier quarterly payment based on contract value for so long as the contract remains in effect. Upon annuitization, the maximum commission the Principal Underwriter pays to LFN is 4.00% of annuitized value and/or ongoing annual compensation of up to 1.00% of annuity value or statutory reserves.

Lincoln New York also pays for the operating and other expenses of LFN, including the following sales expenses: sales representative training allowances; compensation and bonuses for LFN's management team; advertising expenses; and all other expenses of distributing the contracts. LFN pays its sales representatives a portion of the commissions received for their sales of contracts. LFN sales representatives and their managers are also eligible for various cash benefits, such as bonuses, insurance benefits and financing arrangements, and non-cash compensation items that we may provide jointly with LFN. Non-cash compensation items may include conferences, seminars, trips, entertainment, merchandise and other similar items. In addition, LFN sales representatives who meet certain productivity, persistency and length of service standards and/or their managers may be eligible for additional compensation. Sales of the contracts may help LFN sales representatives and/or their managers qualify for such benefits. LFN sales representatives and their managers may receive other payments from us for services that do not directly involve the sale of the contracts, including payments made for the recruitment and training of personnel, production of promotional literature and similar services.

Compensation Paid to Unaffiliated Selling Firms. The Principal Underwriter pays commissions to all Selling Firms. The maximum commission the Principal Underwriter pays to Selling Firms, other than LFN, is 2.50% of purchase payments, plus up to 0.30% quarterly based on contract value. Some Selling Firms may elect to receive a lower commission when a purchase payment is made along with an earlier quarterly payment based on contract value for so long as the contract remains in effect. Upon annuitization, the maximum commission the Principal Underwriter pays to Selling Firms is 4.00% of annuitized value and/or ongoing annual compensation of up to 1.00% of annuity value or statutory reserves. LFD also acts as wholesaler of the contracts and performs certain marketing and other functions in support of the distribution and servicing of the contracts.

LFD may pay certain Selling Firms or their affiliates additional amounts for, among other things: (1) "preferred product" treatment of the contracts in their marketing programs, which may include marketing services and increased access to sales representatives; (2) sales promotions relating to the contracts; (3) costs associated with sales conferences and educational seminars for their sales representatives; (4) other sales expenses incurred by them; (5) and inclusion in the financial products the Selling Firm offers.

Lincoln New York may provide loans to broker-dealers or their affiliates to help finance marketing and distribution of the contracts, and those loans may be forgiven if aggregate sales goals are met. In addition, we may provide staffing or other administrative support and services to broker-dealers who distribute the contracts. LFD, as wholesaler, may make bonus payments to certain Selling Firms based on aggregate sales of our variable insurance contracts (including the contracts) or persistency standards. These additional payments are not offered to all Selling Firms, and the terms of any particular agreement governing the payments may vary among Selling Firms.

These additional types of compensation are not offered to all Selling Firms. The terms of any particular agreement governing compensation may vary among Selling Firms and the amounts may be significant. The prospect of receiving, or the receipt of, additional compensation may provide Selling Firms and/or their registered representatives with an incentive to favor sales of the contracts over other variable annuity contracts (or other investments) with respect to which a Selling Firm does not receive additional compensation, or lower levels of additional compensation. You may wish to take such payment arrangements into account when considering and evaluating any recommendation relating to the contracts. Additional information relating to compensation paid in 2009 is contained in the Statement of Additional Information (SAI).

Compensation Paid to Other Parties. Depending on the particular selling arrangements, there may be others whom LFD compensates for the distribution activities. For example, LFD may compensate certain "wholesalers", who control access to certain selling offices, for access to those offices or for referrals, and that compensation may be separate from the compensation paid for sales of the contracts. LFD may compensate marketing organizations, associations, brokers or consultants which provide marketing assistance and other services to broker-dealers who distribute the contracts, and which may be affiliated with those broker-dealers. A marketing expense allowance is paid to American Funds Distributors (AFD) in consideration of the marketing assistance AFD provides to LFD. This allowance, which ranges from 0.10% to 0.16% is based on the amount of purchase payments initially allocated to the American Funds Insurance Series underlying the variable annuity. Commissions and other incentives or payments described above are not charged directly to contract owners or the Separate Account. All compensation is paid from our resources, which include fees and charges imposed on your contract.


Contractowner Questions

The obligations to purchasers under the contracts are those of Lincoln New York. This prospectus provides a general description of the contract. Questions about your contract should be directed to us at 1-888-868-2583.

Federal Tax Matters

Introduction
The Federal income tax treatment of the contract is complex and sometimes uncertain. The Federal income tax rules may vary with your particular circumstances. This discussion does not include all the Federal income tax rules that may affect you and your contract. This discussion also does not address other Federal tax consequences (including consequences of sales to foreign individuals or entities), or state or local tax consequences, associated with the contract. As a result, you should always consult a tax adviser about the application of tax rules to your individual situation.


Nonqualified Annuities

This part of the discussion describes some of the Federal income tax rules applicable to nonqualified annuities. A nonqualified annuity is a contract not issued in connection with a qualified retirement plan, such as an IRA or a section 403(b) plan, receiving special tax treatment under the tax code. We may not offer nonqualified annuities for all of our annuity products.


Tax Deferral On Earnings

The Federal income tax law generally does not tax any increase in your contract value until you receive a contract distribution. However, for this general rule to apply, certain requirements must be satisfied:
 o An individual must own the contract (or the tax law must treat the contract as owned by an individual).
 o The investments of the VAA must be "adequately diversified" in accordance with IRS regulations.
 o Your right to choose particular investments for a contract must be limited.
 o The annuity commencement date must not occur near the end of the annuitant's life expectancy.


Contracts Not Owned By An Individual

If a contract is owned by an entity (rather than an individual) the tax code generally does not treat it as an annuity contract for Federal income tax purposes. This means that the entity owning the contract pays tax currently on the excess of the contract value over the purchase payments for the contract. Examples of contracts where the owner pays current tax on the contract's earnings, bonus credits and persistency credits, if applicable, are contracts issued to a corporation or a trust. Some exceptions to the rule are:
 o Contracts in which the named owner is a trust or other entity that holds the contract as an agent for an individual; however, this exception does not apply in the case of any employer that owns a contract to provide deferred compensation for its employees;
 o Immediate annuity contracts, purchased with a single premium, when the annuity starting date is no later than a year from purchase and substantially equal periodic payments are made, not less frequently than annually, during the annuity payout period;
 o Contracts acquired by an estate of a decedent;
 o Certain qualified contracts;
 o Contracts purchased by employers upon the termination of certain qualified plans; and
 o Certain contracts used in connection with structured settlement agreements.


Investments In The VAA Must Be Diversified

For a contract to be treated as an annuity for Federal income tax purposes, the investments of the VAA must be "adequately diversified." IRS regulations define standards for determining whether the investments of the VAA are adequately diversified. If the VAA fails to comply with these diversification standards, you could be required to pay tax currently on the excess of the contract value over the contract purchase payments. Although we do not control the investments of the underlying investment options, we expect that the underlying investment options will comply with the IRS regulations so that the VAA will be considered "adequately diversified."


Restrictions

Federal income tax law limits your right to choose particular investments for the contract. Because the IRS has issued little guidance specifying those limits, the limits are uncertain and your right to allocate contract values among the subaccounts may exceed those limits. If so, you would be treated as the owner of the assets of the VAA and thus subject to current taxation on the income, bonus credits, persistency credits and gains, if applicable, from those assets. We do not know what limits may be set by the IRS in any guidance that it may issue and whether any such limits will apply to existing contracts. We reserve the right to modify the contract without your consent to try to prevent the tax law from considering you as the owner of the assets of the VAA.


Loss Of Interest Deduction

After June 8, 1997, if a contract is issued to a taxpayer that is not an individual, or if a contract is held for the benefit of an entity, the entity will lose a portion of its deduction for otherwise deductible interest expenses.

Age At Which Annuity Payouts Begin

Federal income tax rules do not expressly identify a particular age by which annuity payouts must begin. However, those rules do require that an annuity contract provide for amortization, through annuity payouts, of the contract's purchase payments, bonus credits, persistency credits and earnings. If annuity payouts under the contract begin or are scheduled to begin on a date past the annuitant's 85th birthday, it is possible that the tax law will not treat the contract as an annuity for Federal income tax purposes. In that event, you would be currently taxed on the excess of the contract value over the purchase payments of the contract.


Tax Treatment Of Payments

We make no guarantees regarding the tax treatment of any contract or of any transaction involving a contract. However, the rest of this discussion assumes that your contract will be treated as an annuity for Federal income tax purposes and that the tax law will not tax any increase in your contract value until there is a distribution from your contract.


Taxation Of Withdrawals And Surrenders

You will pay tax on withdrawals to the extent your contract value exceeds your purchase payments in the contract. This income (and all other income from your contract) is considered ordinary income (and does not receive capital gains treatment and is not qualified dividend income). A higher rate of tax is paid on ordinary income than on capital gains. You will pay tax on a surrender to the extent the amount you receive exceeds your purchase payments. In certain circumstances, your purchase payments are reduced by amounts received from your contract that were not included in income. Surrender and reinstatement of your contract will generally be taxed as a withdrawal. If your contract has Lincoln SmartSecurity (Reg. TM) Advantage or Lincoln Lifetime IncomeSM Advantage, and if your Guaranteed Amount immediately before a withdrawal exceeds your contract value, the tax law could require that an additional amount be included in income. Please consult your tax adviser.


Taxation Of Annuity Payouts, Including Regular Income Payments

The tax code imposes tax on a portion of each annuity payout (at ordinary income tax rates) and treats a portion as a nontaxable return of your purchase payments in the contract. We will notify you annually of the taxable amount of your annuity payout. Once you have recovered the total amount of the purchase payment in the contract, you will pay tax on the full amount of your annuity payouts. If annuity payouts end because of the annuitant's death and before the total amount in the contract has been distributed, the amount not received will generally be deductible. If withdrawals, other than regular income payments, are taken from i4LIFE (Reg. TM) Advantage during the Access Period, they are taxed subject to an exclusion ratio that is determined based on the amount of the payment.


Taxation Of Death Benefits

We may distribute amounts from your contract because of the death of a contractowner or an annuitant. The tax treatment of these amounts depends on whether you or the annuitant dies before or after the annuity commencement date.

Death prior to the annuity commencement date:
 o If the beneficiary receives death benefits under an annuity payout option, they are taxed in the same manner as annuity payouts.
 o If the beneficiary does not receive death benefits under an annuity payout option, they are taxed in the same manner as a withdrawal.

Death after the annuity commencement date:
 o If death benefits are received in accordance with the existing annuity payout option, they are excludible from income if they do not exceed the purchase payments not yet distributed from the contract. All annuity payouts in excess of the purchase payments not previously received are includible in income.
 o If death benefits are received in a lump sum, the tax law imposes tax on the amount of death benefits which exceeds the amount of purchase payments not previously received.


Penalty Taxes Payable On Withdrawals, Surrenders, Or Annuity Payouts

The tax code may impose a 10% penalty tax on any distribution from your contract which you must include in your gross income. The 10% penalty tax does not apply if one of several exceptions exists. These exceptions include withdrawals, surrenders, or annuity payouts that:
 o you receive on or after you reach 591/2,
 o you receive because you became disabled (as defined in the tax law),
 o you receive from an immediate annuity,
 o a beneficiary receives on or after your death, or
 o you receive as a series of substantially equal periodic payments based on your life or life expectancy (non-natural owners holding as agent for an individual do not qualify).

Special Rules If You Own More Than One Annuity Contract

In certain circumstances, you must combine some or all of the nonqualified annuity contracts you own in order to determine the amount of an annuity payout, a surrender, or a withdrawal that you must include in income. For example, if you purchase two or more deferred annuity contracts from the same life insurance company (or its affiliates) during any calendar year, the tax code treats all such contracts as one contract. Treating two or more contracts as one contract could affect the amount of a surrender, a withdrawal or an annuity payout that you must include in income and the amount that might be subject to the penalty tax described previously.


Loans and Assignments

Except for certain qualified contracts, the tax code treats any amount received as a loan under your contract, and any assignment or pledge (or agreement to assign or pledge) of any portion of your contract value, as a withdrawal of such amount or portion.


Gifting A Contract

If you transfer ownership of your contract to a person other than to your spouse (or to your former spouse incident to divorce), and receive a payment less than your contract's value, you will pay tax on your contract value to the extent it exceeds your purchase payments not previously received. The new owner's purchase payments in the contract would then be increased to reflect the amount included in income.


Charges for Additional Benefits

Your contract automatically includes a basic death benefit and may include other optional riders. Certain enhancements to the basic death benefit may also be available to you. The cost of the basic death benefit and any additional benefit are deducted from your contract. It is possible that the tax law may treat all or a portion of the death benefit and other optional rider charges, if any, as a contract withdrawal.


Qualified Retirement Plans

We also designed the contracts for use in connection with certain types of retirement plans that receive favorable treatment under the tax code. Contracts issued to or in connection with a qualified retirement plan are called "qualified contracts." We issue contracts for use with various types of qualified plans. The Federal income tax rules applicable to those plans are complex and varied. As a result, this prospectus does not attempt to provide more than general information about the use of the contract with the various types of qualified plans. Persons planning to use the contract in connection with a qualified plan should obtain advice from a competent tax adviser.


Types of Qualified Contracts and Terms of Contracts

Qualified plans include the following:
 o Individual Retirement Accounts and Annuities ("Traditional IRAs")
 o Roth IRAs
 o Traditional IRA that is part of a Simplified Employee Pension Plan ("SEP")
 o SIMPLE 401(k) plans (Savings Incentive Matched Plan for Employees)
 o 401(a) plans (qualified corporate employee pension and profit-sharing plans)
 o 403(a) plans (qualified annuity plans)
 o 403(b) plans (public school system and tax-exempt organization annuity plans)
 o H.R. 10 or Keogh Plans (self-employed individual plans)
 o 457(b) plans (deferred compensation plans for state and local governments and tax-exempt organizations)
 o Roth 403(b) plans

We do not offer certain types of qualified plans for all of our annuity products. Check with your representative concerning qualified plan availability for this product.

We will amend contracts to be used with a qualified plan as generally necessary to conform to the tax law requirements for the type of plan. However, the rights of a person to any qualified plan benefits may be subject to the plan's terms and conditions, regardless of the contract's terms and conditions. In addition, we are not bound by the terms and conditions of qualified plans to the extent such terms and conditions contradict the contract, unless we consent.

Pursuant to new tax regulations, starting September 24, 2007, the contract is not available for purchase under a 403(b) plan and since July 31, 2008, we do not accept additional premiums or transfers to existing 403(b) contracts. Also, we now are generally required to confirm, with your 403(b) plan sponsor or otherwise, that surrenders, loans or transfers you request comply with applicable tax requirements and to decline requests that are not in compliance. We will defer processing payments you request until all information required under the tax law has been received. By requesting a surrender, loan or transfer, you consent to the sharing of confidential information about you, your contract, and transactions under the contract and any other 403(b) contracts or accounts you have under the 403(b) plan among us, your employer or plan sponsor, any plan administrator or recordkeeper, and other product providers.


Tax Treatment of Qualified Contracts

The Federal income tax rules applicable to qualified plans and qualified contracts vary with the type of plan and contract. For example:
 o Federal tax rules limit the amount of purchase payments that can be made, and the tax deduction or exclusion that may be allowed for the purchase payments. These limits vary depending on the type of qualified plan and the plan participant's specific circumstances, e.g., the participant's compensation.
 o Minimum annual distributions are required under most qualified plans once you reach a certain age, typically age 701/2, as described below.
 o Loans are allowed under certain types of qualified plans, but Federal income tax rules prohibit loans under other types of qualified plans. For example, Federal income tax rules permit loans under some section 403(b) plans, but prohibit loans under Traditional and Roth IRAs. If allowed, loans are subject to a variety of limitations, including restrictions as to the loan amount, the loan's duration, the rate of interest, and the manner of repayment. Your contract or plan may not permit loans.


Tax Treatment of Payments

The Federal income tax rules generally include distributions from a qualified contract in the participant's income as ordinary income. These taxable distributions will include purchase payments that were deductible or excludible from income. Thus, under many qualified contracts, the total amount received is included in income since a deduction or exclusion from income was taken for purchase payments. There are exceptions. For example, you do not include amounts received from a Roth IRA in income if certain conditions are satisfied.



Required Minimum Distributions

Under most qualified plans, you must begin receiving payments from the contract in certain minimum amounts by the later of age 701/2 or retirement. You are required to take distributions from your traditional IRAs beginning in the year you reach age 701/2. If you own a Roth IRA, you are not required to receive minimum distributions from your Roth IRA during your life.

Failure to comply with the minimum distribution rules applicable to certain qualified plans, such as Traditional IRAs, will result in the imposition of an excise tax. This excise tax equals 50% of the amount by which a minimum required distribution exceeds the actual distribution from the qualified plan.

The IRS has issued new regulations concerning required minimum distributions. The regulations may impact the distribution method you have chosen and the amount of your distributions. Under new regulations, the presence of an enhanced death benefit, or other benefit which could provide additional value to your contract, may require you to take additional distributions. An enhanced death benefit is any death benefit that has the potential to pay more than the contract value or a return of purchase payments. Annuity contracts inside Custodial or Trusteed IRAs will also be subject to these regulations. Please contact your tax adviser regarding any tax ramifications.


Federal Penalty Taxes Payable on Distributions

The tax code may impose a 10% penalty tax on a distribution from a qualified contract that must be included in income. The tax code does not impose the penalty tax if one of several exceptions applies. The exceptions vary depending on the type of qualified contract you purchase. For example, in the case of an IRA, exceptions provide that the penalty tax does not apply to a withdrawal, surrender, or annuity payout:
 o received on or after the annuitant reaches 591/2,
 o received on or after the annuitant's death or because of the annuitant's disability (as defined in the tax law),
 o received as a series of substantially equal periodic payments based on the annuitant's life (or life expectancy), or
 o received as reimbursement for certain amounts paid for medical care.

These exceptions, as well as certain others not described here, generally apply to taxable distributions from other qualified plans. However, the specific requirements of the exception may vary.


Transfers and Direct Rollovers

As a result of Economic Growth and Tax Relief Reconciliation Act of 2001 (EGTRRA), you may be able to move funds between different types of qualified plans, such as 403(b) and 457(b) governmental plans, by means of a rollover or transfer. You may be able to rollover or transfer amounts between qualified plans and traditional IRAs. These rules do not apply to Roth IRAs and 457(b) non-governmental tax-exempt plans. The Pension Protection Act of 2006 (PPA) permits direct conversions from certain qualified, 403(b) or 457(b) plans to Roth IRAs (effective for distributions after 2007). There are special rules that apply to rollovers, direct rollovers and transfers (including rollovers or transfers of after-tax amounts). If the applicable rules are not followed, you may incur adverse Federal income tax consequences, including paying taxes which you might not otherwise have had to pay. Before we send a rollover distribution, we will provide a notice explaining tax withholding requirements (see Federal Income Tax Withholding). We are not required to send you such notice for your IRA. You should always consult your tax adviser before you move or attempt to move any funds.


Death Benefit and IRAs

Pursuant to IRS regulations, IRAs may not invest in life insurance contracts. We do not believe that these regulations prohibit the death benefit from being provided under the contract when we issue the contract as a Traditional or Roth IRA. However, the law is unclear and it is possible that the presence of the death benefit under a contract issued as a Traditional or Roth IRA could result in increased taxes to you. Certain death benefit options may not be available for all of our products.


Federal Income Tax Withholding

We will withhold and remit to the IRS a part of the taxable portion of each distribution made under a contract unless you notify us prior to the distribution that tax is not to be withheld. In certain circumstances, Federal income tax rules may require us to withhold tax. At the time a withdrawal, surrender, or annuity payout is requested, we will give you an explanation of the withholding requirements.

Certain payments from your contract may be considered eligible rollover distributions (even if such payments are not being rolled over). Such distributions may be subject to special tax withholding requirements. The Federal income tax withholding rules require that we withhold 20% of the eligible rollover distribution from the payment amount, unless you elect to have the amount directly transferred to certain qualified plans or contracts. The IRS requires that tax be withheld, even if you have requested otherwise. Such tax withholding requirements are generally applicable to 401(a), 403(a) or
(b), HR 10, and 457(b) governmental plans and contracts used in connection with these types of plans.


Our Tax Status

Under existing Federal income tax laws, we do not pay tax on investment income and realized capital gains of the VAA. We do not expect that we will incur any Federal income tax liability on the income and gains earned by the VAA. However, the Company does expect, to the extent permitted under Federal tax law, to claim the benefit of the foreign tax credit as the owner of the assets of the VAA. Therefore, we do not impose a charge for Federal income taxes. If Federal income tax law changes and we must pay tax on some or all of the income and gains earned by the VAA, we may impose a charge against the VAA to pay the taxes.


Changes in the Law

The above discussion is based on the tax code, IRS regulations, and interpretations existing on the date of this prospectus. However, Congress, the IRS, and the courts may modify these authorities, sometimes retroactively.



Additional Information

Voting Rights
As required by law, we will vote the fund shares held in the VAA at meetings of the shareholders of the funds. The voting will be done according to the instructions of contractowners who have interests in any subaccounts which invest in classes of the funds. If the 1940 Act or any regulation under it should be amended or if present interpretations should change, and if as a result we determine that we are permitted to vote the fund shares in our own right, we may elect to do so.

The number of votes which you have the right to cast will be determined by applying your percentage interest in a subaccount to the total number of votes attributable to the subaccount. In determining the number of votes, fractional shares will be recognized.

Each underlying fund is subject to the laws of the state in which it is organized concerning, among other things, the matters which are subject to a shareholder vote, the number of shares which must be present in person or by proxy at a meeting of shareholders (a "quorum"), and the percentage of such shares present in person or by proxy which must vote in favor of matters presented. Because shares of the underlying fund held in the VAA are owned by us, and because under the 1940 Act we will vote all such shares in the same proportion as the voting instruction which we receive, it is important that each contractowner provide their voting instructions to us. Even though contractowners may choose not to provide voting instruction, the shares of a fund to which such contractowners would have been entitled to provide voting instruction will, subject to fair representation requirements, be voted by us in the same proportion as the voting instruction which we actually receive. As a result, the instruction of a small number of contractowners could determine the outcome of matters subject to shareholder vote. All shares voted by us will be counted when the underlying fund determines whether any requirement for a minimum number of shares be present at such a meeting to satisfy a quorum requirement has been met. Voting instructions to abstain on any item to be voted on will be applied on a pro-rata basis to reduce the number of votes eligible to be cast.

Whenever a shareholders meeting is called, we will provide or make available to each person having a voting interest in a subaccount proxy voting material, reports and other materials relating to the funds. Since the funds engage in shared funding, other persons or entities besides Lincoln New York may vote fund shares. See Investments of the Variable Annuity Account - Fund Shares.


Return Privilege

Within the free-look period after you receive the contract, you may cancel it for any reason by delivering or mailing it postage prepaid, to Lincoln Life & Annuity Company of New York at PO Box 2348, Fort Wayne, IN 46801-2348. A contract canceled under this provision will be void. Except as explained in the following paragraph, we will return the contract value as of the valuation date on which we receive the cancellation request, plus any premium taxes which had been deducted. No applicable interest adjustment will apply. A purchaser who participates in the VAA is subject to the risk of a market loss on the contract value during the free-look period.

IRA purchasers will receive the greater of purchase payments or contract value as of the valuation date on which we receive the cancellation request.


State Regulation

As a life insurance company organized and operated under New York law, we are subject to provisions governing life insurers and to regulation by the New York Superintendent of Insurance. Our books and accounts are subject to review and examination by the New York Insurance Department at all times. A full examination of our operations is conducted by that Department at least every five years.


Records and Reports

As presently required by the 1940 Act and applicable regulations, we are responsible for maintaining all records and accounts relating to the VAA. We have entered into an agreement with The Bank of New York Mellon, One Mellon Bank Center, 500 Grant Street, Pittsburgh, Pennsylvania, 15258, to provide accounting services to the VAA. We will mail to you, at your last known address of record at the Servicing office, at least semi-annually after the first contract year, reports containing information required by that Act or any other applicable law or regulation. Administrative services necessary for the operations of the VAA and the contracts are currently provided by Lincoln Life. However, neither the assets of Lincoln Life nor the assets of LNC support the obligation of Lincoln New York under the contracts.


Other Information

A Registration Statement has been filed with the SEC, under the Securities Act of 1933 as amended, for the contracts being offered here. This prospectus does not contain all the information in the Registration Statement, its amendments and exhibits. Please refer to the Registration Statement for further information about the VAA, Lincoln New York and the contracts offered. Statements in this prospectus about the content of contracts and other legal instruments are summaries. For the complete text of those contracts and instruments, please refer to those documents as filed with the SEC.

You may elect to receive your prospectus, prospectus supplements, quarterly statements, and annual and semiannual reports electronically over the Internet, if you have an e-mail account and access to an Internet browser. Once you select eDelivery, via the Internet Service Center, all documents available in electronic format will no longer be sent to you in hard copy. You will receive an e-mail notification when the documents become available online. It is your responsibility to provide us with your current e-mail address. You can resume paper mailings at any time without cost, by updating your profile at the Internet Service Center, or contacting us. To learn more about this service, please log on to www.LincolnFinancial.com, select service centers and continue on through the Internet Service Center.


Legal Proceedings

In the ordinary course of its business, Lincoln New York, the VAA, and the principal underwriter may become or are involved in various pending or threatened legal proceedings, including purported class actions, arising from the conduct of business. In some instances, these proceedings include claims for unspecified or substantial punitive damages and similar types of relief in addition to amounts for alleged contractual liability or requests for equitable relief. After consultation with legal counsel and a review of available facts, it is management's opinion that these proceedings, after consideration of any reserves and rights to indemnification, ultimately will be resolved without materially affecting the financial position of Lincoln New York, the VAA, or the principal underwriter.

Contents of the Statement of Additional Information (SAI) for Lincoln New York Account N for Variable Annuities


Item
Special Terms
Services
Principal Underwriter
Purchase of Securities Being Offered
Interest Adjustment Example
Annuity Payouts
Examples of Regular Income Payment
Calculations
Determination of Accumulation and Annuity Unit
Value
Capital Markets
Advertising & Ratings
Additional Services
Other Information
Financial Statements

For a free copy of the SAI complete the form below.











                Statement of Additional Information Request Card
                         Lincoln ChoicePlus IISM Access
               Lincoln New York Account N for Variable Annuities










   .
Please send me a free copy of the current Statement of Additional Information for Lincoln New York Account N for Variable
                                   Annuities.


                                 (Please Print)


Name: -------------------------------------------------------------------------






Address: ----------------------------------------------------------------------














City ---------------------------------------------------  State ---------
Zip ---------


Mail to Lincoln Life & Annuity Company of New York, PO Box 2348, Fort Wayne, IN 46801-2348.

                      (This page intentionally left blank)

Appendix A - Condensed Financial Information

Accumulation Unit Values
The following information relates to accumulation unit values and accumulation units for funds in the periods ended December 31. It should be read along with the VAA's financial statement and notes which are included in the SAI.


                               with EGMDB                                       with GOP
             -----------------------------------------------    ----------------------------------------
                Accumulation unit value                         Accumulation unit value
             ------------------------------      Number of      -----------------------      Number of
              Beginning          End of         accumulation     Beginning      End of      accumulation
              of period          period            units         of period      period         units
             -----------    ---------------    -------------    -----------    --------    -------------
                 (Accumulation unit value in dollars and Number of accumulation units in thousands)
AIM V.I. Capital Appreciation
2006  .         12.085           11.897               1            N/A           N/A            N/A
2007  .         11.897           13.075               1            N/A           N/A            N/A
2008  .         13.075            7.378               1            N/A           N/A            N/A
2009  .          7.378            8.761               1            N/A           N/A            N/A
---------       ------           ------               -           ------       ------           --------
AIM V.I. Core Equity
2006  .          N/A             N/A                N/A            N/A           N/A            N/A
2007  .          N/A             N/A                N/A            N/A           N/A            N/A
2008  .          N/A             N/A                N/A            N/A           N/A            N/A
2009  .          N/A             N/A                N/A            N/A           N/A            N/A
---------       ------           ------             ---           ------       ------           --------
AIM V.I. International Growth Fund
2000  .          N/A             N/A                N/A
2001  .         10.000           11.229(3)            1*
2002  .         11.229            9.279               2
2003  .          9.279           11.737               2            N/A           N/A            N/A
2004  .         11.737           14.282               2            N/A           N/A            N/A
2005  .         14.282           16.535               1            N/A           N/A            N/A
2006  .         16.535           20.800               1            N/A           N/A            N/A
2007  .         20.800           23.415               1            N/A           N/A            N/A
2008  .         23.415           13.693               1            N/A           N/A            N/A
2009  .         13.693           18.172               1            N/A           N/A            N/A
---------       ------           --------           ---           ------       ------           --------
AllianceBernstein VPS Global Thematic Growth
2000  .         10.000            6.644(1)            1*
2001  .          6.644            4.871              34
2002  .          4.871            2.788              43
2003  .          N/A             N/A                N/A            N/A           N/A            N/A
2004  .          N/A             N/A                N/A            N/A           N/A            N/A
2005  .          N/A             N/A                N/A            N/A           N/A            N/A
2006  .          N/A             N/A                N/A            N/A           N/A            N/A
2007  .          N/A             N/A                N/A            N/A           N/A            N/A
2008  .          N/A             N/A                N/A            N/A           N/A            N/A
2009  .          N/A             N/A                N/A            N/A           N/A            N/A
---------       ------           --------           ---           ------       ------           --------
AllianceBernstein VPS Growth and Income
2000  .         10.000           10.474(1)            1*
2001  .         10.474           10.318              60
2002  .         10.318            7.889              81
2003  .          7.889           10.258              12            N/A           N/A            N/A
2004  .         10.258           11.222               9           12.105       13.157             1*
2005  .         11.222           11.546               5           13.157       13.550             1*
2006  .         11.546           13.286               4           13.550       15.607             1*
2007  .         13.286           13.703               4            N/A           N/A            N/A
2008  .         13.703            7.993               5            N/A           N/A            N/A
2009  .          7.993            9.462               5            N/A           N/A            N/A
---------       ------           --------           ---           ------       ------           ---
AllianceBernstein VPS International Value
2006  .          N/A             N/A                N/A            N/A           N/A            N/A
2007  .          N/A             N/A                N/A            N/A           N/A            N/A
2008  .          N/A             N/A                N/A            N/A           N/A            N/A
2009  .          N/A             N/A                N/A            N/A           N/A            N/A
---------       ------           --------           ---           ------       ------           ---

                               with EGMDB                                      with GOP
             ----------------------------------------------    ----------------------------------------
                Accumulation unit value                        Accumulation unit value
             -----------------------------      Number of      -----------------------      Number of
              Beginning         End of         accumulation     Beginning      End of      accumulation
              of period         period            units         of period      period         units
             -----------    --------------    -------------    -----------    --------    -------------
                 (Accumulation unit value in dollars and Number of accumulation units in thousands)
AllianceBernstein VPS Large Cap Growth
2000  .         10.000           7.731(1)            1*
2001  .          7.731           6.281              53
2002  .          6.281           4.273              62
2003  .          4.273           5.185              23            N/A           N/A            N/A
2004  .          5.185           5.526              17            N/A           N/A            N/A
2005  .          5.526           6.242               9            N/A           N/A            N/A
2006  .          6.242           6.101               7            N/A           N/A            N/A
2007  .          6.101           6.818               7            N/A           N/A            N/A
2008  .          6.818           4.036               7            N/A           N/A            N/A
2009  .          4.036           5.443               7            N/A           N/A            N/A
---------       ------           -------            --           ------       ------           ---
AllianceBernstein VPS Small/Mid Cap Value
2000  .          N/A            N/A                N/A
2001  .         10.000          11.877(2)            1*
2002  .         11.877          10.920               1*
2003  .         10.216          15.134               2            N/A           N/A            N/A
2004  .         15.134          17.726               2            N/A           N/A            N/A
2005  .         17.726          18.593               2            N/A           N/A            N/A
2006  .         18.593          20.886               2            N/A           N/A            N/A
2007  .         20.886          20.858               2            N/A           N/A            N/A
2008  .         20.858          13.182               2            N/A           N/A            N/A
2009  .         13.182          18.497               1            N/A           N/A            N/A
---------       ------          --------           ---           ------       ------           ---
American Century Investments VP Inflation Protection Fund
2004  .          N/A            N/A                N/A           10.274       10.411             1
2005  .         10.405          10.394               4           10.411       10.410            15
2006  .         10.394          10.384               3           10.410       10.412            12
2007  .         10.384          11.186               3           10.412       11.226            12
2008  .         11.186          10.826               2           11.226       10.877            13
2009  .         10.826          11.740               2           10.877       11.806            12
---------       ------          --------           ---           ------       ------           ---
American Funds Global Growth
2004  .          N/A            N/A                N/A            N/A           N/A            N/A
2005  .         11.266          12.642               1           11.420       12.661             1*
2006  .         12.642          14.975               1           12.661       15.013             1
2007  .         14.975          16.917               1           15.013       16.977             1
2008  .         16.917          10.252               1           16.977       10.299             1
2009  .         10.252          14.350               2           10.299       14.430             1
---------       ------          --------           ---           ------       ------           ---
American Funds Global Small Capitalization Fund
2000  .         10.000           8.241(1)            1*
2001  .          8.241           7.062               6
2002  .          7.062           5.623             195
2003  .          5.623           8.492               1           13.738       14.135             1*
2004  .          8.492          10.097               3           14.135       16.823             1
2005  .         10.097          12.450               6           16.823       20.764             1
2006  .         12.450          15.192               5           20.764       25.362             1
2007  .         15.192          18.146               6           25.362       30.324             1
2008  .         18.146           8.296               6           30.324       13.877             1
2009  .          8.296          13.162               6           13.877       22.039             1*
---------       ------          --------           ---           ------       ------           ---
American Funds Growth Fund
2000  .         10.000           8.974(1)            1*
2001  .          8.974           7.224              59
2002  .          7.224           5.368              66
2003  .          5.368           7.224              11           11.570       12.318             1*
2004  .          7.224           7.994              35           12.318       13.644             2
2005  .          7.994           9.136              52           13.644       15.610             9
2006  .          9.136           9.904              67           15.610       16.940            14
2007  .          9.904          10.945              47           16.940       18.739             8
2008  .         10.945           6.032              43           18.739       10.338             8
2009  .          6.032           8.272              40           10.338       14.190             8
---------       ------          --------           ---           ------       ------           ---

                               with EGMDB                                        with GOP
             -----------------------------------------------    -------------------------------------------
                Accumulation unit value                          Accumulation unit value
             ------------------------------      Number of      --------------------------      Number of
              Beginning          End of         accumulation     Beginning        End of       accumulation
              of period          period            units         of period        period          units
             -----------    ---------------    -------------    -----------    -----------    -------------
                   (Accumulation unit value in dollars and Number of accumulation units in thousands)
American Funds Growth-Income Fund
2000  .         10.000           10.437(1)            1*
2001  .         10.437           10.529              43
2002  .         10.529            8.457              81
2003  .          8.457           11.016              11            12.110         12.293             1
2004  .         11.016           11.960              35            12.293         13.359             5
2005  .         11.960           12.450              44            13.359         13.921            11
2006  .         12.450           14.108              50            13.921         15.791            14
2007  .         14.108           14.577              49            15.791         16.332            10
2008  .         14.577            8.911              34            16.332          9.994             9
2009  .          8.911           11.504              29             9.994         12.915             9
---------       ------           --------            --            ------         ------            --
American Funds International Fund
2000  .         10.000            7.829(1)            1*
2001  .          7.829            6.169              60
2002  .          6.169            5.168              63
2003  .          5.168            6.855              13             N/A            N/A             N/A
2004  .          6.855            8.045              16            13.199         15.507             1
2005  .          8.045            9.615              25            15.507         18.551             5
2006  .          9.615           11.253              42            18.551         21.733             9
2007  .         11.253           13.285              27            21.733         25.683             4
2008  .         13.285            7.563              26            25.683         14.635             5
2009  .          7.563           10.643              22            14.635         20.617             4
---------       ------           --------            --            ------         ------           ---
Blackrock Global Allocation VI
2009  .          N/A             N/A                N/A             N/A            N/A             N/A
---------       ------           --------           ---            ------         ------           ---
Delaware VIP Diversified Income
2004  .         10.231           10.872              13            10.043         10.878            10
2005  .         10.872           10.631              13            10.878         10.648            22
2006  .         10.631           11.248               6            10.648         11.277            20
2007  .         11.248           11.884               4            11.277         11.927            10
2008  .         11.884           11.117               2            11.927         11.169             9
2009  .         11.117           13.851               4            11.169         13.928             8
---------       ------           --------           ---            ------         ------           ---
Delaware VIP Emerging Markets
2004  .         17.478           19.349               1*           12.720         13.573             1*
2005  .         19.349           24.193               1            13.573         16.987             1
2006  .         24.193           30.177               1            16.987         21.211             1
2007  .         30.177           41.114               1            21.211         28.927             1
2008  .         41.114           19.539               1            28.927         13.761             1
2009  .         19.539           34.148               1            13.761         24.074             1
---------       ------           --------           ---            ------         ------           ---
Delaware VIP High Yield Series
2000  .         10.000            8.955(1)            1*
2001  .          8.955            8.424              39
2002  .          8.424            8.422              40
2003  .          8.422           10.655              18            11.040         11.074             1
2004  .         10.655           11.950              19            11.074         12.433             3
2005  .         11.950           12.148              17            12.433         12.651             6
2006  .         12.148           13.406              12            12.651         13.976             5
2007  .         13.406           13.522              12            13.976         14.111             3
2008  .         13.522           10.052              11            14.111         10.500             3
2009  .         10.052           14.698              11            10.500         15.368             2
---------       ------           --------           ---            ------         ------           ---
Delaware VIP Limited-Term Diversified Income
2005  .          N/A             N/A                N/A             N/A            N/A             N/A
2006  .          N/A             N/A                N/A             N/A            N/A             N/A
2007  .          N/A             N/A                N/A             N/A            N/A             N/A
2008  .          N/A             N/A                N/A             N/A            N/A             N/A
2009  .          N/A             N/A                N/A             N/A            N/A             N/A
---------       ------           --------           ---            ------         ------           ---

                               with EGMDB                                        with GOP
             -----------------------------------------------    -------------------------------------------
                Accumulation unit value                          Accumulation unit value
             ------------------------------      Number of      --------------------------      Number of
              Beginning          End of         accumulation     Beginning        End of       accumulation
              of period          period            units         of period        period          units
             -----------    ---------------    -------------    -----------    -----------    -------------
                   (Accumulation unit value in dollars and Number of accumulation units in thousands)
Delaware VIP REIT Series
2000  .         10.000           10.710(1)            1*
2001  .         10.710           11.446              11
2002  .         11.446           11.752              20
2003  .         11.752           15.458               2            11.723         12.193             1*
2004  .         15.458           19.932               2            12.193         15.738             1*
2005  .         19.932           20.951               2            15.738         16.559             1*
2006  .         20.951           27.269               2            16.559         21.575             1
2007  .         27.269           23.020               2            21.575         18.231             1
2008  .         23.020           14.653               2            18.231         11.616             1*
2009  .         14.653           17.762               2            11.616         14.095             1*
---------       ------           --------            --            ------         ------             -
Delaware VIP Small Cap Value Series
2000  .         10.000           11.847(1)            1*
2001  .         11.847           13.015              13
2002  .         13.015           12.069              26
2003  .         12.069           16.818               6             N/A            N/A             N/A
2004  .         16.818           20.043               7            13.163         15.704             1
2005  .         20.043           21.519               7            15.704         16.877             3
2006  .         21.519           24.529               7            16.877         19.257             3
2007  .         24.529           22.478               5            19.257         17.664             3
2008  .         22.478           15.462               4            17.664         12.162             3
2009  .         15.462           20.009               4            12.162         15.755             3
---------       ------           --------            --            ------         ------           ---
Delaware VIP Trend Series
2000  .         10.000            7.752(1)            1*
2001  .          7.752            6.422              52
2002  .          6.422            5.049              72
2003  .          5.049            6.695              20             N/A            N/A             N/A
2004  .          6.695            7.397              19             N/A            N/A             N/A
2005  .          7.397            7.684              16            13.875         14.428             1
2006  .          7.684            8.113              14            14.428         15.248             1
2007  .          8.113            8.814              14            15.248         16.584             1
2008  .          8.814            4.607              16            16.584          8.677             1
2009  .          4.607            6.996              10             8.677         13.189             1
---------       ------           --------            --            ------         ------           ---
Delaware VIP US Growth Series
2000  .          N/A             N/A                N/A
2001  .         10.000           11.643(2)            1*
2002  .          N/A             N/A                N/A
2003  .          N/A             N/A                N/A             N/A            N/A             N/A
2004  .          N/A             N/A                N/A            11.636         11.631             1
2005  .          9.479           11.195               1*           11.631         13.102             1
2006  .         11.195           11.239               1*           13.102         13.167             1
2007  .         11.239           12.424               1*           13.167         14.568             1*
2008  .         12.424            6.983               1*           14.568          8.196             1*
2009  .          6.983            9.818               1*            N/A            N/A             N/A
---------       ------           --------           ---            ------         ------           ---
Delaware VIP Value Series
2000  .         10.000           11.562(1)            1*
2001  .         11.562           10.910              10
2002  .         10.910            8.713              12
2003  .          8.713           10.979               3             N/A            N/A             N/A
2004  .         10.979           12.375               1            12.190         13.590             1
2005  .         12.375           12.877               2            13.590         14.156             3
2006  .         12.877           15.681               2            14.156         17.255             3
2007  .         15.681           14.962               2            17.255         16.481             3
2008  .         14.962            9.777               2            16.481         10.779             3
2009  .          9.777           11.314               2            10.779         12.487             4
---------       ------           --------           ---            ------         ------           ---
DWS VIP Alternative Asset Allocation Plus
2009  .          N/A             N/A                N/A             N/A            N/A             N/A
---------       ------           --------           ---            ------         ------           ---

                               with EGMDB                                       with GOP
             ----------------------------------------------    -------------------------------------------
                Accumulation unit value                         Accumulation unit value
             -----------------------------      Number of      --------------------------      Number of
              Beginning         End of         accumulation     Beginning        End of       accumulation
              of period         period            units         of period        period          units
             -----------    --------------    -------------    -----------    -----------    -------------
                  (Accumulation unit value in dollars and Number of accumulation units in thousands)
DWS VIP Equity 500 Index
2000  .         10.000           8.988(1)            1*
2001  .          8.988           7.764              13
2002  .          7.764           5.932              25
2003  .          5.932           7.478               2             N/A            N/A             N/A
2004  .          7.478           8.135               8            12.055         13.132             4
2005  .          8.135           8.376               8            13.132         13.535             8
2006  .          8.376           9.518               2            13.535         15.395             2
2007  .          9.518           9.858               2            15.395         15.961             2
2008  .          9.858           6.094               2            15.961          9.877             2
2009  .          6.094           7.572               2             9.877         12.285             2
---------       ------           -------            --            ------         ------           ---
DWS VIP Small Cap Index
2000  .          N/A            N/A                N/A
2001  .         10.000          12.119(2)            1*
2002  .         12.119           9.436               1*
2003  .          9.436          13.592               2             N/A            N/A             N/A
2004  .         13.592          15.744               2             N/A            N/A             N/A
2005  .         15.744          16.146               2            15.723         16.141             1
2006  .         16.146          18.660               3            16.141         18.673             3
2007  .         18.660          18.006               1            18.673         18.037             1
2008  .         18.006          11.667               1            18.037         11.699             1
2009  .         11.667          14.526               1            11.699         14.580             1
---------       ------          --------           ---            ------         ------           ---
Fidelity VIP Contrafund Portfolio
2000  .          N/A            N/A                N/A
2001  .         10.000          10.939(2)            1*
2002  .         10.939           9.717               3
2003  .          9.717          12.253               7             N/A            N/A             N/A
2004  .         12.253          13.880               7            12.257         13.897             1
2005  .         13.880          15.925              11            13.897         15.964             2
2006  .         15.925          17.455              13            15.964         17.515             3
2007  .         17.455          20.141              14            17.515         20.229             3
2008  .         20.141          11.353              14            20.229         11.415             3
2009  .         11.353          15.128              15            11.415         15.226             3
---------       ------          --------           ---            ------         ------           ---
Fidelity VIP Equity-Income Portfolio
2000  .         10.000          10.863(1)            1*
2001  .         10.863          10.124               6
2002  .         10.124           8.249              14
2003  .          8.249          10.551               4            12.178         12.400             1*
2004  .         10.551          11.544               2            12.400         13.580             1
2005  .         11.544          11.988               2            13.580         14.116             2
2006  .         11.988          14.142               1            14.116         16.669             2
2007  .         14.142          14.087               1            16.669         16.621             2
2008  .         14.087           7.924               3            16.621          9.359             2
2009  .          7.924          10.124               2             9.359         11.969             1
---------       ------          --------           ---            ------         ------           ---
Fidelity VIP Growth Portfolio
2000  .         10.000           8.353(1)            1*
2001  .          8.353           6.739               7
2002  .          6.739           4.620               7
2003  .          N/A            N/A                N/A             N/A            N/A             N/A
2004  .          N/A            N/A                N/A             N/A            N/A             N/A
2005  .          N/A            N/A                N/A             N/A            N/A             N/A
2006  .          N/A            N/A                N/A             N/A            N/A             N/A
2007  .          7.968           8.280               2             N/A            N/A             N/A
2008  .          N/A            N/A                N/A             N/A            N/A             N/A
2009  .          N/A            N/A                N/A             N/A            N/A             N/A
---------       ------          --------           ---            ------         ------           ---
Fidelity VIP Mid Cap
2005  .          N/A            N/A                N/A             N/A            N/A             N/A
2006  .          N/A            N/A                N/A             N/A            N/A             N/A
2007  .         12.687          14.506               1             N/A            N/A             N/A
2008  .         14.506           8.617               1             N/A            N/A             N/A
2009  .          8.617          11.845               2             N/A            N/A             N/A
---------       ------          --------           ---            ------         ------           ---

                               with EGMDB                                       with GOP
             ----------------------------------------------    -------------------------------------------
                Accumulation unit value                         Accumulation unit value
             -----------------------------      Number of      --------------------------      Number of
              Beginning         End of         accumulation     Beginning        End of       accumulation
              of period         period            units         of period        period          units
             -----------    --------------    -------------    -----------    -----------    -------------
                  (Accumulation unit value in dollars and Number of accumulation units in thousands)
Fidelity VIP Overseas Portfolio
2000  .         10.000           8.597(1)            1*
2001  .          8.597           6.661               6
2002  .          6.661           5.211             202
2003  .          N/A            N/A                N/A             N/A            N/A             N/A
2004  .          N/A            N/A                N/A            14.570         15.831             1*
2005  .          8.171           9.547               1*           15.831         18.515             1
2006  .          9.547          11.060               1*           18.515         21.470             1
2007  .         11.060          12.734               1*           21.470         24.745             1
2008  .         12.734           7.019               1*           24.745         13.654             1
2009  .          7.019           8.715               1*           13.654         16.969             1
---------       ------          --------           ---            ------         ------           ---
FTVIPT Franklin Income Securities
2006  .          N/A            N/A                N/A             N/A            N/A             N/A
2007  .         11.220          11.453               3             N/A            N/A             N/A
2008  .         11.453           7.925               3             N/A            N/A             N/A
2009  .          7.925          10.570               3             N/A            N/A             N/A
---------       ------          --------           ---            ------         ------           ---
FTVIPT Franklin Small-Mid Cap Growth Securities Fund
2000  .         10.000           8.041(1)            1*
2001  .          8.041           6.703               3
2002  .          6.703           4.702               3
2003  .          4.702           6.348               1             N/A            N/A             N/A
2004  .          6.348           6.960               2             N/A            N/A             N/A
2005  .          6.960           7.174               2             N/A            N/A             N/A
2006  .          7.174           7.670               2            15.593         15.696             1
2007  .          7.670           8.393               2            15.696         17.192             1
2008  .          8.393           4.747               2            17.192          9.734             1
2009  .          4.747           6.704               3             9.734         13.761             1
---------       ------          --------           ---            ------         ------           ---
FTVIPT Mutual Shares Securities
2006  .          N/A            N/A                N/A             N/A            N/A             N/A
2007  .         11.320          11.468               1             N/A            N/A             N/A
2008  .         11.468           7.094               1             N/A            N/A             N/A
2009  .          7.094           8.796               1             N/A            N/A             N/A
---------       ------          --------           ---            ------         ------           ---
FTVIPT Templeton Global Bond Securities
2005  .          N/A            N/A                N/A             N/A            N/A             N/A
2006  .         10.154          10.952               1            10.160         10.969             3
2007  .         10.952          11.958               3             N/A            N/A             N/A
2008  .         11.958          12.493               1             N/A            N/A             N/A
2009  .         12.493          14.584               3             N/A            N/A             N/A
---------       ------          --------           ---            ------         ------           ---
FTVIPT Templeton Growth Securities Fund
2000  .         10.000          10.204(1)            1*
2001  .         10.204           9.906               1*
2002  .          9.906           7.942               1*
2003  .          7.942          10.323               1            12.388         12.689             1*
2004  .         10.323          11.782               1            12.689         14.496             1
2005  .         11.782          12.616               1            14.496         15.538             2
2006  .         12.616          15.116               2            15.538         18.635             2
2007  .         15.116          15.217               2            18.635         18.779             2
2008  .         15.217           8.633               3            18.779         10.665             2
2009  .          8.633          11.133               3            10.665         13.767             1
---------       ------          --------           ---            ------         ------           ---
Janus Aspen Balanced Portfolio
2000  .          N/A            N/A                N/A
2001  .         10.000          10.662(2)            1*
2002  .         10.662           9.779               1
2003  .          9.779          10.939               7             N/A            N/A             N/A
2004  .         10.939          11.652               1             N/A            N/A             N/A
2005  .         11.652          12.340               1            11.565         12.260             1
2006  .         12.340          13.402               1            12.260         13.328             1
2007  .         13.402          14.539               1             N/A            N/A             N/A
2008  .         14.539          12.004               1             N/A            N/A             N/A
2009  .         12.004          14.828               1             N/A            N/A             N/A
---------       ------          --------           ---            ------         ------           ---

                               with EGMDB                                       with GOP
             -----------------------------------------------    ----------------------------------------
                Accumulation unit value                         Accumulation unit value
             ------------------------------      Number of      -----------------------      Number of
              Beginning          End of         accumulation     Beginning      End of      accumulation
              of period          period            units         of period      period         units
             -----------    ---------------    -------------    -----------    --------    -------------
                 (Accumulation unit value in dollars and Number of accumulation units in thousands)
Janus Aspen Enterprise Portfolio
2000  .      N/A            N/A                     N/A
2001  .      N/A            N/A                     N/A
2002  .      N/A            N/A                     N/A
2003  .      N/A            N/A                     N/A            N/A           N/A            N/A
2004  .      N/A            N/A                     N/A           13.020       14.713             1
2005  .      12.636         13.925                    1*          14.713       16.229             1
2006  .      13.925         15.519                    1*          16.229       18.106             1
2007  .      15.519         18.584                    1*          18.106       21.703             1
2008  .      18.584         10.262                    1           21.703       11.997             1
2009  .      10.262         14.581                    1*          11.997       17.062             1
---------    ------         ---------               ---           ------       ------           ---
Janus Aspen Worldwide
2000  .      N/A            N/A                     N/A
2001  .      10.000          11.513(2)                1*
2002  .      N/A            N/A                     N/A
2003  .      N/A            N/A                     N/A            N/A           N/A            N/A
2004  .      N/A            N/A                     N/A            N/A           N/A            N/A
2005  .      N/A            N/A                     N/A            N/A           N/A            N/A
2006  .      N/A            N/A                     N/A            N/A           N/A            N/A
2007  .      N/A            N/A                     N/A            N/A           N/A            N/A
2008  .      N/A            N/A                     N/A            N/A           N/A            N/A
2009  .      N/A            N/A                     N/A            N/A           N/A            N/A
---------    ------         ---------               ---           ------       ------           ---
Lincoln VIP Baron Growth Opportunities(7)
2006  .      N/A            N/A                     N/A            N/A           N/A            N/A
2007  .      N/A            N/A                     N/A            N/A           N/A            N/A
2008  .      N/A            N/A                     N/A            N/A           N/A            N/A
2009  .      N/A            N/A                     N/A            N/A           N/A            N/A
---------    ------         ---------               ---           ------       ------           ---
Lincoln VIP Capital Growth
2007  .      N/A            N/A                     N/A            N/A           N/A            N/A
2008  .      N/A            N/A                     N/A            N/A           N/A            N/A
2009  .      N/A            N/A                     N/A            N/A           N/A            N/A
---------    ------         ---------               ---           ------       ------           ---
Lincoln VIP Cohen & Steers Global Real Estate
2007  .      N/A            N/A                     N/A            N/A           N/A            N/A
2008  .      N/A            N/A                     N/A            N/A           N/A            N/A
2009  .      N/A            N/A                     N/A            N/A           N/A            N/A
---------    ------         ---------               ---           ------       ------           ---
Lincoln VIP Columbia Value Opportunities
2007  .      N/A            N/A                     N/A            N/A           N/A            N/A
2008  .      N/A            N/A                     N/A            N/A           N/A            N/A
2009  .      N/A            N/A                     N/A            N/A           N/A            N/A
---------    ------         ---------               ---           ------       ------           ---
Lincoln VIP Delaware Bond
2000  .      10.000          10.608(1)                1*
2001  .      10.608         11.389                  129
2002  .      11.389         12.341                  142
2003  .      12.341         13.023                   32           10.050       10.033             1
2004  .      13.023         13.489                   30           10.033       10.403             3
2005  .      13.489         13.618                   26           10.403       10.513             7
2006  .      13.618         14.027                   30           10.513       10.839             8
2007  .      14.027         14.549                   31           10.839       11.254             6
2008  .      14.549         13.892                   23           11.254       10.757             4
2009  .      13.892         16.247                   23           10.757       12.593             4
---------    ------         ---------               ---           ------       ------           ---
Lincoln VIP Delaware Foundation Aggressive Allocation(8)
2000  .      N/A            N/A                     N/A
2001  .      10.000          11.379(3)                1*
2002  .      N/A            N/A                     N/A
2003  .      11.026         11.659                    1            N/A           N/A            N/A
2004  .      11.659         13.021                    1            N/A           N/A            N/A
2005  .      13.021         13.680                    3            N/A           N/A            N/A
2006  .      13.680         15.408                    6            N/A           N/A            N/A
2007  .      15.408         16.122                    5            N/A           N/A            N/A
2008  .      16.122         10.589                    4            N/A           N/A            N/A
2009  .      10.589         13.748                    3            N/A           N/A            N/A
---------    ------         ---------               ---           ------       ------           ---

                               with EGMDB                                       with GOP
             -----------------------------------------------    ----------------------------------------
                Accumulation unit value                         Accumulation unit value
             ------------------------------      Number of      -----------------------      Number of
              Beginning          End of         accumulation     Beginning      End of      accumulation
              of period          period            units         of period      period         units
             -----------    ---------------    -------------    -----------    --------    -------------
                 (Accumulation unit value in dollars and Number of accumulation units in thousands)
Lincoln VIP Delaware Growth and Income
2005  .          N/A             N/A                N/A            N/A           N/A            N/A
2006  .          N/A             N/A                N/A            N/A           N/A            N/A
2007  .          N/A             N/A                N/A            N/A           N/A            N/A
2008  .          N/A             N/A                N/A            N/A           N/A            N/A
2009  .          N/A             N/A                N/A            N/A           N/A            N/A
---------        --              ----               --------      ------       ------           --------
Lincoln VIP Delaware Social Awareness
2000  .          N/A             N/A                N/A
2001  .         10.000           12.107(3)            1*
2002  .          N/A             N/A                N/A
2003  .          N/A             N/A                N/A            N/A           N/A            N/A
2004  .         12.014           13.319               1*          12.527       13.634             4
2005  .          N/A             N/A                N/A           13.634       15.039             4
2006  .          N/A             N/A                N/A           15.039       16.631             4
2007  .          N/A             N/A                N/A           16.631       16.860             4
2008  .          N/A             N/A                N/A           16.860       10.888             4
2009  .          N/A             N/A                N/A           10.888       13.937             4
---------       ------           --------           ---           ------       ------           ---
Lincoln VIP Delaware Special Opportunities
2007  .          8.906            9.139               1            N/A           N/A            N/A
2008  .          9.139            5.677               1            N/A           N/A            N/A
2009  .          N/A             N/A                N/A            N/A           N/A            N/A
---------       ------           --------           ---           ------       ------           ---
Lincoln VIP Global Income
2009  .          N/A             N/A                N/A            N/A           N/A            N/A
---------       ------           --------           ---           ------       ------           ---
Lincoln VIP Growth Fund(5)
2005  .          N/A             N/A                N/A            N/A           N/A            N/A
2006  .          N/A             N/A                N/A            N/A           N/A            N/A
---------       ------           --------           ---           ------       ------           ---
Lincoln VIP Growth Opportunities(6)
2005  .          N/A             N/A                N/A            N/A           N/A            N/A
2006  .          N/A             N/A                N/A            N/A           N/A            N/A
---------       ------           --------           ---           ------       ------           ---
Lincoln VIP Janus Capital Appreciation
2000  .          N/A             N/A                N/A
2001  .         10.000           11.624(2)            1*
2002  .         11.624            8.341               2
2003  .          8.341           10.867               2            N/A           N/A            N/A
2004  .         10.867           11.253               2            N/A           N/A            N/A
2005  .         11.253           11.534               2            N/A           N/A            N/A
2006  .         11.534           12.443               2            N/A           N/A            N/A
2007  .         12.443           14.738               2            N/A           N/A            N/A
2008  .         14.738            8.579               2            N/A           N/A            N/A
2009  .          8.579           11.690               3            N/A           N/A            N/A
---------       ------           --------           ---           ------       ------           ---
Lincoln VIP Marsico International Growth
2007  .         10.917           11.146               1            N/A           N/A            N/A
2008  .          N/A             N/A                N/A            N/A           N/A            N/A
2009  .          N/A             N/A                N/A            N/A           N/A            N/A
---------       ------           --------           ---           ------       ------           ---
Lincoln VIP MFS Value
2007  .          9.402            9.707               2            N/A           N/A            N/A
2008  .          9.707            6.449               1            N/A           N/A            N/A
2009  .          6.449            7.654               3            N/A           N/A            N/A
---------       ------           --------           ---           ------       ------           ---
Lincoln VIP Mid-Cap Value
2007  .          N/A             N/A                N/A            N/A           N/A            N/A
2008  .          N/A             N/A                N/A            N/A           N/A            N/A
2009  .          5.220            7.021               1            N/A           N/A            N/A
---------       ------           --------           ---           ------       ------           ---

                               with EGMDB                                        with GOP
             -----------------------------------------------    -------------------------------------------
                Accumulation unit value                          Accumulation unit value
             ------------------------------      Number of      --------------------------      Number of
              Beginning          End of         accumulation     Beginning        End of       accumulation
              of period          period            units         of period        period          units
             -----------    ---------------    -------------    -----------    -----------    -------------
                   (Accumulation unit value in dollars and Number of accumulation units in thousands)
Lincoln VIP Mondrian International Value
2000  .          N/A             N/A                N/A
2001  .         10.000           11.026(2)            1*
2002  .         11.026            9.663               1
2003  .          9.663           13.462               1             N/A            N/A             N/A
2004  .         13.462           16.014               7            13.349         15.666             1
2005  .         16.014           17.728               8            15.666         17.360             2
2006  .         17.728           22.670               1*           17.360         22.222             1
2007  .         22.670           24.861               1*           22.222         24.394             1*
2008  .         24.861           15.490               1*           24.394         15.215             1*
2009  .         15.490           18.472               1*           15.215         18.161             1*
---------       ------           --------           ---            ------         ------           ---
Lincoln VIP Money Market Fund
2000  .         10.000           10.214(1)            1*
2001  .         10.214           10.451             627
2002  .         10.451           10.424              49
2003  .         10.424           10.324               8             N/A            N/A             N/A
2004  .         10.324           10.244               4             9.931          9.874             5
2005  .          N/A             N/A                N/A             9.874          9.993            16
2006  .          N/A             N/A                N/A             9.993         10.300            12
2007  .          N/A             N/A                N/A            10.300         10.645             8
2008  .          N/A             N/A                N/A            10.645         10.727             8
2009  .         10.982           10.936               5            10.727         10.594            11
---------       ------           --------           ---            ------         ------           ---
Lincoln VIP SSgA Bond Index
2008  .          9.826           10.457               3             N/A            N/A             N/A
2009  .         10.457           10.724               1             N/A            N/A             N/A
---------       ------           --------           ---            ------         ------           ---
Lincoln VIP SSgA Developed International 150
2008  .          N/A             N/A                N/A             N/A            N/A             N/A
2009  .          N/A             N/A                N/A             N/A            N/A             N/A
---------       ------           --------           ---            ------         ------           ---
Lincoln VIP SSgA Emerging Markets 100
2008  .          N/A             N/A                N/A             N/A            N/A             N/A
2009  .          N/A             N/A                N/A             N/A            N/A             N/A
---------       ------           --------           ---            ------         ------           ---
Lincoln VIP SSgA International Index
2008  .          N/A             N/A                N/A             N/A            N/A             N/A
2009  .          N/A             N/A                N/A             N/A            N/A             N/A
---------       ------           --------           ---            ------         ------           ---
Lincoln VIP SSgA Large Cap 100
2008  .          N/A             N/A                N/A             N/A            N/A             N/A
2009  .          N/A             N/A                N/A             N/A            N/A             N/A
---------       ------           --------           ---            ------         ------           ---
Lincoln VIP SSgA S&P 500 Index(4)
2005  .          N/A             N/A                N/A             N/A            N/A             N/A
2006  .          N/A             N/A                N/A             N/A            N/A             N/A
2007  .          N/A             N/A                N/A             N/A            N/A             N/A
2008  .          N/A             N/A                N/A             N/A            N/A             N/A
2009  .          N/A             N/A                N/A             N/A            N/A             N/A
---------       ------           --------           ---            ------         ------           ---
Lincoln VIP SSgA Small Cap Index
2007  .          N/A             N/A                N/A             N/A            N/A             N/A
2008  .          6.575            5.924               1             N/A            N/A             N/A
2009  .          N/A             N/A                N/A             N/A            N/A             N/A
---------       ------           --------           ---            ------         ------           ---
Lincoln VIP SSgA Small/Mid Cap 200
2008  .          N/A             N/A                N/A             N/A            N/A             N/A
2009  .          N/A             N/A                N/A             N/A            N/A             N/A
---------       ------           --------           ---            ------         ------           ---
Lincoln VIP T. Rowe Price Growth Stock
2007  .          N/A             N/A                N/A             N/A            N/A             N/A
2008  .          N/A             N/A                N/A             N/A            N/A             N/A
2009  .          6.145            7.947               1             N/A            N/A             N/A
---------       ------           --------           ---            ------         ------           ---

                               with EGMDB                                       with GOP
             -----------------------------------------------    ----------------------------------------
                Accumulation unit value                         Accumulation unit value
             ------------------------------      Number of      -----------------------      Number of
              Beginning          End of         accumulation     Beginning      End of      accumulation
              of period          period            units         of period      period         units
             -----------    ---------------    -------------    -----------    --------    -------------
                 (Accumulation unit value in dollars and Number of accumulation units in thousands)
Lincoln VIP T. Rowe Price Structured Mid-Cap Growth
2000  .      N/A            N/A                     N/A
2001  .      10.000          12.414(2)                1*
2002  .      N/A            N/A                     N/A
2003  .      N/A            N/A                     N/A            N/A           N/A            N/A
2004  .      N/A            N/A                     N/A           12.409       13.816             1*
2005  .      N/A            N/A                     N/A           13.816       14.938             1*
2006  .      N/A            N/A                     N/A           14.938       16.073             1*
2007  .      N/A            N/A                     N/A           16.073       17.975             1*
2008  .      N/A            N/A                     N/A           17.975       10.127             1*
2009  .      N/A            N/A                     N/A           10.127       14.593             1*
---------    ------         ---------               ---           ------       ------           ---
Lincoln VIP Templeton Growth
2007  .      N/A            N/A                     N/A            N/A           N/A            N/A
2008  .      N/A            N/A                     N/A            N/A           N/A            N/A
2009  .      N/A            N/A                     N/A            N/A           N/A            N/A
---------    ------         ---------               ---           ------       ------           ---
Lincoln VIP Turner Mid-Cap Growth
2007  .      N/A            N/A                     N/A            N/A           N/A            N/A
2008  .      N/A            N/A                     N/A            N/A           N/A            N/A
2009  .      N/A            N/A                     N/A            N/A           N/A            N/A
---------    ------         ---------               ---           ------       ------           ---
Lincoln VIP Wells Fargo Intrinsic Value Fund
2005  .      N/A            N/A                     N/A            N/A           N/A            N/A
2006  .      N/A            N/A                     N/A            N/A           N/A            N/A
2007  .      N/A            N/A                     N/A            N/A           N/A            N/A
2008  .      N/A            N/A                     N/A            N/A           N/A            N/A
2009  .      N/A            N/A                     N/A            N/A           N/A            N/A
---------    ------         ---------               ---           ------       ------           ---
Lincoln VIP Wilshire 2010 Profile
2007  .      N/A            N/A                     N/A            N/A           N/A            N/A
2008  .      N/A            N/A                     N/A            N/A           N/A            N/A
2009  .      N/A            N/A                     N/A            N/A           N/A            N/A
---------    ------         ---------               ---           ------       ------           ---
Lincoln VIP Wilshire 2020 Profile
2007  .      N/A            N/A                     N/A            N/A           N/A            N/A
2008  .      N/A            N/A                     N/A            N/A           N/A            N/A
2009  .      N/A            N/A                     N/A            N/A           N/A            N/A
---------    ------         ---------               ---           ------       ------           ---
Lincoln VIP Wilshire 2030 Profile
2007  .      N/A            N/A                     N/A            N/A           N/A            N/A
2008  .      N/A            N/A                     N/A            N/A           N/A            N/A
2009  .      N/A            N/A                     N/A            N/A           N/A            N/A
---------    ------         ---------               ---           ------       ------           ---
Lincoln VIP Wilshire 2040 Profile
2007  .      N/A            N/A                     N/A            N/A           N/A            N/A
2008  .      N/A            N/A                     N/A            N/A           N/A            N/A
2009  .      N/A            N/A                     N/A            N/A           N/A            N/A
---------    ------         ---------               ---           ------       ------           ---
Lincoln VIP Wilshire Aggressive Profile
2005  .      N/A            N/A                     N/A            N/A           N/A            N/A
2006  .      N/A            N/A                     N/A            N/A           N/A            N/A
2007  .      N/A            N/A                     N/A            N/A           N/A            N/A
2008  .      N/A            N/A                     N/A            N/A           N/A            N/A
2009  .      N/A            N/A                     N/A            N/A           N/A            N/A
---------    ------         ---------               ---           ------       ------           ---
Lincoln VIP Wilshire Conservative Profile
2005  .      N/A            N/A                     N/A            N/A           N/A            N/A
2006  .      10.297         10.998                    6            N/A           N/A            N/A
2007  .      N/A            N/A                     N/A            N/A           N/A            N/A
2008  .      N/A            N/A                     N/A            N/A           N/A            N/A
2009  .      N/A            N/A                     N/A            N/A           N/A            N/A
---------    ------         ---------               ---           ------       ------           ---
Lincoln VIP Wilshire Moderate Profile
2005  .      N/A            N/A                     N/A            N/A           N/A            N/A
2006  .      10.610         11.510                    6            N/A           N/A            N/A
2007  .      N/A            N/A                     N/A            N/A           N/A            N/A
2008  .      N/A            N/A                     N/A            N/A           N/A            N/A
2009  .      N/A            N/A                     N/A            N/A           N/A            N/A
---------    ------         ---------               ---           ------       ------           ---

                               with EGMDB                                       with GOP
             -----------------------------------------------    ----------------------------------------
                Accumulation unit value                         Accumulation unit value
             ------------------------------      Number of      -----------------------      Number of
              Beginning          End of         accumulation     Beginning      End of      accumulation
              of period          period            units         of period      period         units
             -----------    ---------------    -------------    -----------    --------    -------------
                 (Accumulation unit value in dollars and Number of accumulation units in thousands)
Lincoln VIP Wilshire Moderately Aggressive Profile
2005  .          N/A             N/A                N/A            N/A           N/A            N/A
2006  .         10.929           11.923               4            N/A           N/A            N/A
2007  .         11.923           12.847               4            N/A           N/A            N/A
2008  .         12.847            8.393               4            N/A           N/A            N/A
2009  .          N/A             N/A                N/A            N/A           N/A            N/A
---------       ------           ------             ---           ------       ------           --------
MFS VIT Core Equity
2000  .          N/A             N/A                N/A
2001  .         10.000           11.894(2)            1*
2002  .          N/A             N/A                N/A
2003  .          N/A             N/A                N/A            N/A           N/A            N/A
2004  .          N/A             N/A                N/A            N/A           N/A            N/A
2005  .          N/A             N/A                N/A            N/A           N/A            N/A
2006  .          N/A             N/A                N/A            N/A           N/A            N/A
2007  .          N/A             N/A                N/A            N/A           N/A            N/A
2008  .          N/A             N/A                N/A            N/A           N/A            N/A
2009  .          N/A             N/A                N/A            N/A           N/A            N/A
---------       ------           --------           ---           ------       ------           --------
MFS VIT Growth Series
2000  .         10.000            8.163(1)            1*
2001  .          8.163            5.317               8
2002  .          5.317            3.459               8
2003  .          N/A             N/A                N/A            N/A           N/A            N/A
2004  .          N/A             N/A                N/A            N/A           N/A            N/A
2005  .          N/A             N/A                N/A            N/A           N/A            N/A
2006  .          N/A             N/A                N/A            N/A           N/A            N/A
2007  .          N/A             N/A                N/A            N/A           N/A            N/A
2008  .          N/A             N/A                N/A            N/A           N/A            N/A
2009  .          N/A             N/A                N/A            N/A           N/A            N/A
---------       ------           --------           ---           ------       ------           --------
MFS VIT Total Return Series
2000  .         10.000           11.133(1)            1*
2001  .         11.133           10.952              32
2002  .         10.952           10.196              56
2003  .         10.196           11.635               2            N/A           N/A            N/A
2004  .         11.635           12.706               3           11.098       12.132             2
2005  .         12.706           12.823               3           12.132       12.256             2
2006  .         12.823           14.079               4           12.256       13.470             2
2007  .         14.079           14.394               4           13.470       13.785             2
2008  .         14.394           10.998               4           13.785       10.543             2
2009  .         10.998           12.736               5           10.543       12.221             2
---------       ------           --------           ---           ------       ------           ---
MFS VIT Utilities Series
2000  .         10.000            9.899(1)            1*
2001  .          9.899            7.353              18
2002  .          7.353            5.576              21
2003  .          5.576            7.436               2            N/A           N/A            N/A
2004  .          7.436            9.497               2           12.267       15.259             1
2005  .          9.497           10.890               2           15.259       17.514             1
2006  .         10.890           14.029               1*          17.514       22.584             1
2007  .         14.029           17.602               1*          22.584       28.365             1
2008  .         17.602           10.767               1*          28.365       17.369             1
2009  .          N/A             N/A                N/A           17.369       22.723             1
---------       ------           --------           ---           ------       ------           ---
Neuberger Berman AMT Mid-Cap Growth Portfolio
2000  .          N/A             N/A                N/A
2001  .         10.000           12.005(2)            1*
2002  .         12.005            8.316               1
2003  .          8.316           10.475              12            N/A           N/A            N/A
2004  .         10.475           11.984               6           12.409       13.911             1*
2005  .         11.984           13.408               4           13.911       15.579             1*
2006  .         13.408           15.127               4           15.579       17.594             1*
2007  .         15.127           18.231               4           17.594       21.226             1*
2008  .         18.231           10.155               4           21.226       11.835             1*
2009  .         10.155           13.146               1           11.835       15.335             1*
---------       ------           --------           ---           ------       ------           ---

                               with EGMDB                                       with GOP
             -----------------------------------------------    ----------------------------------------
                Accumulation unit value                         Accumulation unit value
             ------------------------------      Number of      -----------------------      Number of
              Beginning          End of         accumulation     Beginning      End of      accumulation
              of period          period            units         of period      period         units
             -----------    ---------------    -------------    -----------    --------    -------------
                 (Accumulation unit value in dollars and Number of accumulation units in thousands)
Neuberger Berman AMT Regency Portfolio
2000  .          N/A             N/A                N/A
2001  .         10.000           11.153(2)            1*
2002  .          N/A             N/A                N/A
2003  .          9.413           13.095               2            N/A           N/A            N/A
2004  .         13.095           15.761               2           12.857       15.430             1*
2005  .         15.761           17.364               2           15.430       17.016             1*
2006  .         17.364           18.987               2           17.016       18.625             1*
2007  .         18.987           19.292               2            N/A           N/A            N/A
2008  .         19.292           10.281               2            N/A           N/A            N/A
2009  .         10.281           14.822               1*           N/A           N/A            N/A
---------       ------           --------           ---           ------       ------           ---
PIMCO VIT Commodity Real Return
2009  .          N/A             N/A                N/A            N/A           N/A            N/A
---------       ------           --------           ---           ------       ------           ---
Putnam VT Global Health Care Fund
2000  .          N/A             N/A                N/A
2001  .         10.000           10.567(2)            1*
2002  .          N/A             N/A                N/A
2003  .          7.831            9.636               1*           N/A           N/A            N/A
2004  .          9.636           10.153               1            N/A           N/A            N/A
2005  .         10.153           11.305               1            N/A           N/A            N/A
2006  .         11.305           11.431               1            N/A           N/A            N/A
2007  .         11.431           11.176               1            N/A           N/A            N/A
2008  .         11.176            9.116               1            N/A           N/A            N/A
2009  .          9.116           11.299               1            N/A           N/A            N/A
---------       ------           --------           ---           ------       ------           ---
Putnam VT Growth and Income Fund
2000  .          N/A             N/A                N/A
2001  .         10.000           10.862(2)            1*
2002  .          N/A             N/A                N/A
2003  .          N/A             N/A                N/A            N/A           N/A            N/A
2004  .          N/A             N/A                N/A            N/A           N/A            N/A
2005  .          N/A             N/A                N/A            N/A           N/A            N/A
2006  .          N/A             N/A                N/A            N/A           N/A            N/A
2007  .          N/A             N/A                N/A            N/A           N/A            N/A
2008  .          N/A             N/A                N/A            N/A           N/A            N/A
2009  .          N/A             N/A                N/A            N/A           N/A            N/A
---------       ------           --------           ---           ------       ------           ---

*  All numbers less than 500 were rounded up to one.

(1) Commenced business on 7/24/00 with an initial unit value of $10.

(2) Commenced business on 9/19/01 with an initial unit value of $10.

(3) Commenced business on 9/21/01 with an initial unit value of $10.

(4) Effective April 30, 2007, the Lincoln Core Fund was reorganized into the LVIP SSgA S&P 500 Index Fund, a series of Lincoln Variable Insurance Products Trust. The values in the table for periods prior to the date of the reorganization reflect investments in the Lincoln Core Fund.

(5) Effective April 30, 2007, the Lincoln Growth Fund, was reorganized into the LVIP Janus Capital Appreciation Fund, a series of Lincoln Variable Insurance Products Trust.

(6) Effective June 11, 2007, the Lincoln Growth Opportunities Fund was reorganized into the LVIP Baron Growth Opportunities Fund, a series of Lincoln Variable Insurance Products Trust.

(7)Effective June 5, 2007, the Baron Capital Asset Fund, a series of Baron Capital Funds Trust, was reorganized into the LVIP Baron Growth Opportunities Fund, a series of Lincoln Variable Insurance Products Trust. The values in the table for periods prior to the date of the reorganization reflect investments in the Baron Capital Asset Fund.

(8) Effective June 15, 2009, the LVIP UBS Global Asset Allocation Fund was reorganized into the LVIP Delaware Foundation Aggressive Allocation Fund. The values in the table for periods prior to the date of the reorganization reflect investments in the LVIP UBS Global Asset Allocation Fund.

OVERVIEW OF LIVING BENEFIT RIDERS

We offer a number of optional living benefit riders that, for an additional fee, offer certain guarantees, if certain conditions are met. These living benefit riders are described briefly below. Please see the more detailed description in the prospectus discussion for each rider, as well as the Charges and Other Deductions section of the prospectus, for important information on the costs, restrictions, and availability of each rider. Please consult your registered representative as to whether any living benefit rider is appropriate for you based on factors such as your investment objectives, risk tolerance, liquidity needs, and time horizon. Not all riders or features are available in all states or with your contract. Prior versions of these riders may have different features. Please consult your registered representative for the availability of any particular rider.

                                                                                                                   1) 4LATER(R)
                                                                                                                    ADVANTAGE
                                                                                                                   GUARANTEED
                                                                                                                  INCOME BENEFIT
                                                                                                                   2) i4LIFE(R)
                                                                                                                    ADVANTAGE
                                                                                                                   GUARANTEED
                                                                                                                 INCOME BENEFIT
                                                                                                                   (VERSION 3)
                                                                                                                     (PRIOR
                                                                                                                  VERSIONS MAY
                                                                                                                      VARY)
                                                          LINCOLN LIFETIME                                        3) GUARANTEED
                                         LINCOLN             INCOME(SM)                                           INCOME BENEFIT
                                     SMARTSECURITY(R)      ADVANTAGE (WITH                                        FOR PURCHASERS
                      LINCOLN         ADVANTAGE 1-YR.        OR WITHOUT                                             OF LINCOLN
                  SMARTSECURITY(R)   AUTOMATIC STEP-UP    LINCOLN LIFETIME                                           LIFETIME
                  ADVANTAGE 5-YR.     (PRIOR VERSIONS        INCOME(SM)          i4LIFE(R)         4LATER(R)        INCOME(SM)
                  ELECTIVE STEP-UP       MAY VARY)         ADVANTAGE PLUS)       ADVANTAGE         ADVANTAGE        ADVANTAGE
----------------------------------------------------------------------------------------------------------------------------------
1. Overview      Designed to        Designed to          Designed to         Designed to        Designed to      Designed to
                 guarantee that     guarantee that       guarantee that      provide an         guarantee today  use the Income
                 at least the       if you make your     if you make your    income program     a future         Base
                 entire amount      first withdrawal     first withdrawal    that combines      minimum payout   established
                 of your            on or after the      on or after the     variable           floor for        under 4LATER(R)
                 purchase           date you reach       date you reach      lifetime income    i4LIFE(R)        Advantage (if
                 payments will      age 65, you are      age 59 1/2 (age 65  payments and a     Advantage        4LATER(R)
                 be returned to     guaranteed           under Joint         death benefit      regular income   Advantage
                 you through        income for your      Life), you are      with the           payments,        Guaranteed
                 periodic           life (and your       guaranteed          ability to make    regardless of    Income Benefit
                 withdrawals,       spouse's, under      income for your     withdrawals        investment       is elected) or
                 regardless of      Joint Life           life (and your      during a           performance, by  the Account
                 the investment     version),            spouse's, under     defined period.    providing an     Value*
                 performance of     even after the       Joint Life                             Income Base      established
                 the contract.      entire amount of     version).                              during the       under i4LIFE(R)
                 (no longer         purchase                                                    accumulation     Advantage (if
                 available for      payments has         LINCOLN LIFETIME                       period that can  i4LIFE(R)
                 purchase on or     been returned to     INCOME(SM)                             be used to       Advantage
                 after January      you through          Advantage Plus                         establish in     Guaranteed
                 16, 2009)          periodic             is designed to                         the future a     Income Benefit
                                    withdrawals. If      guarantee that                         Guaranteed       is elected) or
                                    lifetime             contract value                         Income Benefit   the Guaranteed
                                    withdrawals are      will not be less                       with i4LIFE(R)   Amount under
                                    not in effect,       than the initial                       Advantage.       LINCOLN
                                    you may make         purchase payment                                        LIFETIME
                                    periodic             (or contract                                            INCOME(SM)
                                    withdrawals of       value on rider                                          Advantage (for
                                    the Guaranteed       date) at the end                                        prior
                                    Amount.              of a 7-year                                             purchasers of
                                                         period IF you                                           LINCOLN
                                                         make no                                                 LIFETIME
                                                         withdrawals and                                         INCOME(SM)
                                                         cancel the                                              Advantage) to
                                                         LINCOLN LIFETIME                                        provide a
                                                         INCOME(SM)                                              minimum payout
                                                         Advantage at                                            floor for
                                                         that time.                                              i4LIFE(R)
                                                                                                                 Advantage
                                                                                                                 regular income
                                                                                                                 payments,
                                                                                                                 regardless of
                                                                                                                 investment
                                                                                                                 performance.

                                                                                                                 * Can instead
                                                                                                                 use the
                                                                                                                 remaining
                                                                                                                 Guaranteed
                                                                                                                 Amount under
                                                                                                                 LINCOLN
                                                                                                                 SMARTSECURITY(R)
                                                                                                                 Advantage

2. Current Fee   0.65% of           0.65% (Single        0.90% of            Varies based on    0.65% of Income  1) 0.65% added
                 Guaranteed         Life) or 0.80%       Guaranteed          product and        Base             to the i4LIFE(R)
                 Amount             (Joint Life) of      Amount (1.05%       death benefit                       Advantage
                                    Guaranteed Amount    with LINCOLN        option                              charge
                                                         LIFETIME            (assessed as a                      (4LATER(R)
                                                         INCOME(SM)          % of account                        Advantage
                                                         Advantage Plus)     value, and only                     Guaranteed
                                                                             during annuity                      Income Benefit)
                                                                             payout phase)
                                                                                                                 2) 0.50% added
                                                                                                                 to the i4LIFE(R)
                                                                                                                 Advantage
                                                                                                                 charge(i4LIFE(R)
                                                                                                                 Advantage
                                                                                                                 Guaranteed Income
                                                                                                                 Benefit)
                                                                                                                 (assessed as a %
                                                                                                                 of account value,
                                                                                                                 and only during
                                                                                                                 annuity payout
                                                                                                                 phase)

3. Guaranteed    0.95% of           1.50% of             1.50% of            Same as current    1.50% of Income  1.50% added to
   Maximum Fee   Guaranteed         Guaranteed Amount    Guaranteed          fee                Base             the i4LIFE(R)
                 Amount                                  Amount                                                  Advantage
                                                                                                                 charge
                                                                                                                 (assessed as a
                                                                                                                 % of account
                                                                                                                 value, and
                                                                                                                 only during
                                                                                                                 annuity payout
                                                                                                                 phase)

4. Withdrawals   Yes - 7%           Yes - 5% annually    Yes - 5%            Yes, during        Yes, only after  No
   Permitted     annually                                annually            Access Period      you elect
                                                         Withdrawals                            i4LIFE(R)
                                                         negate LINCOLN                         Advantage
                                                         LIFETIME
                                                         INCOME(SM)
                                                         Advantage Plus

5. Payments for  No                 Yes (if              Yes (if             Yes (if            If elect         Yes (if
   Life                             conditions are       conditions are      conditions are     i4LIFE(R)        conditions are
                                    met)                 met)                met)               Advantage        met)

6. Potential     Purchase           Purchase             Purchase            N/A                Purchase         Automatic
   Increases to  Payments           Payments             Payments 5%                            Payments 15%     Annual
   Guaranteed    Optional 5-Year    Automatic Annual     Enhancements                           Enhancements     Step-Ups Prior
   Amount,       Step-Ups (if       Step-Ups (if         Automatic Annual                       (every 3 years)  versions will
   Income Base,  conditions are     conditions are       Step-Ups *200%                         Resets to        have different
   or Guaranteed met)               met)                 Step-Up (if                            contract value   Step-Up
   Income                                                conditions are                         (if conditions   provisions
   Benefit (as                                           met) *feature is                       are met)         (if conditions
   applicable)                                           not available on                                        are met)
                                                         or after October 5,
                                                         2009

7. Investment    Option 3           Option 3             Option 3            None               Option 3         Option 3
   Requirements  (different         (different           (different                             (different       (different
                 Investment         Investment           Investment                             Investment       Investment
                 Requirements       Requirements may     Requirements may                       Requirements     Requirements
                 may apply          apply depending      apply depending                        may apply        may apply
                 depending upon     upon date of         upon date of                           depending upon   depending upon
                 date of            purchase. See        purchase. See                          date of          date of
                 purchase. See      Investment           Investment                             purchase. See    purchase. See
                 Investment         Requirements         Requirements                           Investment       Investment
                 Requirements       section of           section of                             Requirements     Requirements
                 section of         prospectus for       prospectus for                         section of       section of
                 prospectus for     more details)        more details)                          prospectus for   prospectus for
                 more details)                                                                  more details)    more details)

8. Ability to    Yes                Yes, after the       Yes--may impact      No                 Yes              No
   Make                             first rider          the charge          (non-qualified
   Additional                       anniversary, if                          contracts) Yes,
   Purchase                         cumulative                               during Access
   Payments if                      payments are                             Period, unless
   Contract                         over $100,000                            4LATER(R)
   Value is                         and prior Home                           Advantage
   greater                          Office approval                          Guaranteed
   than zero                        is provided                              Income Benefit
                                                                             or i4LIFE(R)
                                                                             Advantage
                                                                             Guaranteed
                                                                             Income Benefit
                                                                             has been
                                                                             elected
                                                                             (qualified
                                                                             contracts)

9. Spousal       Yes                Yes                  No                  No                 Yes (prior to    No
   Continuation                                                                                 Periodic Income
                                                                                                Commencement
                                                                                                Date)

10. Ability to   Yes, after 5       Yes, after 5         Yes, after 7        No                 Yes, after 3     Yes, after 3
    Cancel Rider years following    years following      Years               (non-qualified     years following  years
                 the later of       the later of                             contracts)         the later of     following the
                 rider effective    rider effective                          Yes, at any        rider effective  later of rider
                 date or            date or                                  time               date or most     effective date
                 contractowner-     contractowner-                           (qualified         recent Reset     or most recent
                 elected step-up    elected step-up                          contracts)                          Reset (if
                                                                                                                 4LATER(R)
                                                                                                                 Advantage
                                                                                                                 Guaranteed
                                                                                                                 Income Benefit
                                                                                                                 is elected or
                                                                                                                 purchasers of
                                                                                                                 LINCOLN
                                                                                                                 LIFETIME
                                                                                                                 INCOME(SM)
                                                                                                                 Advantage
                                                                                                                 elect the
                                                                                                                 Guaranteed
                                                                                                                 Income
                                                                                                                 Benefit) Yes,
                                                                                                                 at any time
                                                                                                                 (if i4LIFE(R)
                                                                                                                 Advantage
                                                                                                                 Guaranteed
                                                                                                                 Income Benefit
                                                                                                                 is elected)

11. Nursing      No                 No                   Yes (Not            No                 No               No
    Home Benefit                                         available in New
                                                         York)

12. May Elect    No                 No                   No                  Limited to         No (prior to     Limited to
    Other Living                                                             Guaranteed         Periodic Income  i4LIFE(R)
    Benefit                                                                  Income Benefit     Commencement     Advantage
    Riders                                                                                      Date)

                          SAI 2

Lincoln ChoicePlus IISM Access
Lincoln New York Account N for Variable Annuities    (Registrant)


Lincoln Life & Annuity Company of New York   (Depositor)



Statement of Additional Information (SAI)
This SAI should be read in conjunction with the Lincoln ChoicePlus IISM Access prospectus of Lincoln New York Account N for Variable Annuities dated May 1, 2010. You may obtain a copy of the Lincoln ChoicePlus IISM Access prospectus on request and without charge. Please write Lincoln Life & Annuity Company of New York, PO Box 2348, Fort Wayne, IN 46801-2348, or call 1-888-868-2583.



Table of Contents




Item                                             Page
Special Terms                                   B-2
Services                                        B-2
Principal Underwriter                           B-2
Purchase of Securities Being Offered            B-2
Interest Adjustment Example                     B-2
Annuity Payouts                                 B-4
Examples of Regular Income Payment
Calculations                                    B-5


Item                                             Page
Determination of Accumulation and Annuity Unit
Value                                           B-5
Capital Markets                                 B-5
Advertising & Ratings                           B-6
More About the S&P 500 Index                    B-6
Additional Services                             B-6
Other Information                               B-7
Financial Statements                            B-7

This SAI is not a prospectus.
The date of this SAI is May 1, 2010.

Special Terms
The special terms used in this SAI are the ones defined in the Prospectus.


Services

Independent Registered Public Accounting Firm
The financial statements of the VAA and the financial statements of Lincoln New York appearing in this SAI and Registration Statement have been audited by Ernst & Young LLP, independent registered public accounting firm, Two Commerce Square, 2001 Market Street, Suite 4000, Philadelphia, Pennsylvania 19103, as set forth in their reports, also appearing in this SAI and in the Registration Statement. The financial statements audited by Ernst & Young LLP have been included herein in reliance on their reports given on their authority as experts in accounting and auditing.


Keeper of Records

All accounts, books, records and other documents which are required to be maintained for the VAA are maintained by us or by third parties responsible to Lincoln New York. We have entered into an agreement with The Bank of New York Mellon, One Mellon Bank Center, 500 Grant Street, Pittsburgh, Pennsylvania, 15258, to provide accounting services to the VAA. No separate charge against the assets of the VAA is made by us for this service. Administrative services necessary for the operations of the VAA and the contracts are currently provided by Lincoln Life. However, neither the assets of Lincoln Life nor the assets of LNC support the obligation of Lincoln New York under the contracts.



Principal Underwriter
Lincoln Financial Distributors, Inc., ("LFD"), an affiliate of Lincoln New York, serves as principal underwriter (the "Principal Underwriter") for the contracts, as described in the prospectus. The Principal Underwriter offers the contracts to the public on a continuous basis and anticipates continuing to offer the contracts, but reserves the right to discontinue the offering. The Principal Underwriter offers the contracts through sales representatives who are also associated with Lincoln Financial Advisors Corporation ("LFA"), our affiliate and the principal underwriter for certain other contracts issued by the Principal Underwriter. The Principal Underwriter also may enter into selling agreements with other broker-dealers ("Selling Firms") for the sale of the contracts. Sales representatives of Selling Firms are appointed as our insurance agents. LFA (prior to May 1, 2007) and LFD (on and after May 1,
2007), acting as the Principal Underwriter paid $11,095,671, $9,599,993, and $5,410,039 to LFA and Selling Firms in 2007, 2008, and 2009 respectively, as sales compensation with respect to the contracts. The Principal Underwriter retained no underwriting commissions for the sale of the contracts.



Purchase of Securities Being Offered
The variable annuity contracts are offered to the public through licensed insurance agents who specialize in selling our products; through independent insurance brokers; and through certain securities brokers/dealers selected by us whose personnel are legally authorized to sell annuity products. There are no special purchase plans for any class of prospective buyers. However, under certain limited circumstances described in the prospectus under the section Charges and Other Deductions, any applicable account fee and/or surrender charge may be reduced or waived.

Both before and after the annuity commencement date, there are exchange privileges between subaccounts, and from the VAA to the general account (if available) subject to restrictions set out in the prospectus. See The Contracts, in the prospectus. No exchanges are permitted between the VAA and other separate accounts.

The offering of the contracts is continuous.



Interest Adjustment Example
Note: This example is intended to show how the interest adjustment calculation impacts the surrender value of a representative contract. The surrender charges, annual account fee, adjustment factor, and guaranteed minimum interest rate values shown here are generally different from those that apply to specific contracts, particularly those contracts that deduct an initial sales load or pay a bonus on deposits. Calculations of the interest adjustment in your contract, if applicable, will be based on the factors applicable to your contract. The interest adjustment may be referred to as a market value adjustment in your contract.

                     SAMPLE CALCULATIONS FOR MALE 35 ISSUE

                             CASH SURRENDER VALUES



         Single Premium..................    $50,000
         Premium taxes...................    None
         Withdrawals.....................    None
         Guaranteed Period...............    5 years
         Guaranteed Interest Rate........    3.50%
         Annuity Date....................    Age 70
         Index Rate A....................    3.50%
         Index Rate B....................    4.00% End of contract year 1
                                             3.50% End of contract year 2
                                             3.00% End of contract year 3
                                             2.00% End of contract year 4
         Percentage adjustment to B......    0.50%



         Interest Adjustment Formula                  (1 + Index A)n
                                              ------------------------------
                                                                             -1
         n = Remaining Guaranteed Period      (1 + Index B + % Adjustment)n

                          SURRENDER VALUE CALCULATION



                                               (3)
                (1)       (2)                  Adjusted   (4)       (5)          (6)         (7)
                Annuity   1 + Interest         Annuity    Minimum   Greater of   Surrender   Surrender
Contract Year   Value     Adjustment Formula   Value      Value     (3) & (4)    Charge      Value
--------------- --------- -------------------- ---------- --------- ------------ ----------- ----------
  1............ $51,710        0.962268        $49,759    $50,710   $50,710      $4,250      $46,460
  2............ $53,480        0.985646        $52,712    $51,431   $52,712      $4,250      $48,462
  3............ $55,312        1.000000        $55,312    $52,162   $55,312      $4,000      $51,312
  4............ $57,208        1.009756        $57,766    $52,905   $57,766      $3,500      $54,266
  5............ $59,170           N/A          $59,170    $53,658   $59,170      $3,000      $56,170

                           ANNUITY VALUE CALCULATION



                   BOY*                              Annual        EOY**
                   Annuity       Guaranteed          Account       Annuity
Contract Year      Value         Interest Rate       Fee           Value
------------------ ---------     ---------------     ---------     ----------
   1...............$50,000   x       1.035       -   $40       =   $51,710
   2...............$51,710   x       1.035       -   $40       =   $53,480
   3...............$53,480   x       1.035       -   $40       =   $55,312
   4...............$55,312   x       1.035       -   $40       =   $57,208
   5...............$57,208   x       1.035       -   $40       =   $59,170

                         SURRENDER CHARGE CALCULATION



                   Surrender
                   Charge                       Surrender
Contract Year      Factor         Deposit       Charge
------------------ ----------     ---------     ----------
   1...............     8.5%  x   $50,000   =   $4,250
   2...............     8.5%  x   $50,000   =   $4,250
   3...............     8.0%  x   $50,000   =   $4,000
   4...............     7.0%  x   $50,000   =   $3,500
   5...............     6.0%  x   $50,000   =   $3,000

                       1 + INTEREST ADJUSTMENT FORMULA CALCULATION



Contract Year       Index A      Index B      Adj Index B      N        Result
----------------    ---------    ---------    -------------    -----    ---------
  1.............     3.50%        4.00%          4.50%          4       0.962268
  2.............     3.50%        3.50%          4.00%          3       0.985646
  3.............     3.50%        3.00%          3.50%          2       1.000000
  4.............     3.50%        2.00%          2.50%          1       1.009756
  5.............     3.50%         N/A            N/A          N/A         N/A

                           MINIMUM VALUE CALCULATION



                                  Minimum             Annual
                                  Guaranteed          Account       Minimum
Contract Year                     Interest Rate       Fee           Value
------------------                ---------------     ---------     ----------
   1...............$50,000    x       1.015       -   $40       =   $50,710
   2...............$50,710    x       1.015       -   $40       =   $51,431
   3...............$51,431    x       1.015       -   $40       =   $52,162
   4...............$52,162    x       1.015       -   $40       =   $52,905
   5...............$52,905    x       1.015       -   $40       =   $53,658

                               * BOY = beginning of year

                                          ** EOY = end of year



Annuity Payouts

Variable Annuity Payouts
Variable annuity payouts will be determined on the basis of:
 o the dollar value of the contract on the annuity commencement date less any applicable premium tax;
 o the annuity tables contained in the contract;
 o the type of annuity option selected; and
 o the investment results of the fund(s) selected.

In order to determine the amount of variable annuity payouts, we make the following calculation:
 o first, we determine the dollar amount of the first payout;
 o second, we credit the contract with a fixed number of annuity units based on the amount of the first payout; and
 o third, we calculate the value of the annuity units each period thereafter.

These steps are explained below.

The dollar amount of the first periodic variable annuity payout is determined by applying the total value of the accumulation units credited under the contract valued as of the annuity commencement date (less any premium taxes) to the annuity tables contained in the contract. The first variable annuity payout will be paid 14 days after the annuity commencement date. This day of the month will become the day on which all future annuity payouts will be paid. Amounts shown in the tables are based on the 1983 Table "a" Individual Annuity Mortality Tables modified, with an assumed investment return at the rate of 3%, 4% or 5% per annum, depending on the terms of your contract. The first annuity payout is determined by multiplying the benefit per $1,000 of value shown in the contract tables by the number of thousands of dollars of value accumulated under the contract. These annuity tables vary according to the form of annuity selected and the age of the annuitant at the annuity commencement date. The assumed interest rate is the measuring point for subsequent annuity payouts. If the actual net investment rate (annualized) exceeds the assumed interest rate, the payout will increase at a rate equal to the amount of such excess.

Conversely, if the actual rate is less than the assumed interest rate, annuity payouts will decrease. If the assumed rate of interest were to be increased, annuity payouts would start at a higher level but would decrease more rapidly or increase more slowly.

We may use sex-distinct annuity tables in contracts that are not associated with employer sponsored plans and where not prohibited by law.

At an annuity commencement date, the contract is credited with annuity units for each subaccount on which variable annuity payouts are based. The number of annuity units to be credited is determined by dividing the amount of the first periodic payout by the value of an annuity unit in each subaccount selected. Although the number of annuity units is fixed by this process, the value of such units will vary with the value of the underlying fund. The amount of the second and subsequent periodic payouts is determined by multiplying the contractowner's fixed number of annuity units in each subaccount by the appropriate annuity unit value for the valuation date ending 14 days prior to the date that payout is due.

The value of each subaccount's annuity unit will be set initially at $1.00. The annuity unit value for each subaccount at the end of any valuation date is determined by multiplying the subaccount annuity unit value for the immediately preceding valuation date by the product of:
 o The net investment factor of the subaccount for the valuation period for which the annuity unit value is being determined, and
 o A factor to neutralize the assumed investment return in the annuity table.

The value of the annuity units is determined as of a valuation date 14 days prior to the payment date in order to permit calculation of amounts of annuity payouts and mailing of checks in advance of their due dates. Such checks will normally be issued and mailed at least three days before the due date.


Proof of Age, Sex and Survival

We may require proof of age, sex, or survival of any payee upon whose age, sex, or survival payments depend.



Examples of Regular Income Payment Calculations
These examples will illustrate the impact of the length of the access period and the impact of a withdrawal on the regular income payments. These examples assume that the investment return is the same as the assumed investment return
(AIR) to make the regular income payment calculations simpler to understand. The regular income payments will vary based on the investment performance of the underlying funds.


         Annuitant............................ Male, Age 65
         Secondary Life....................... Female, Age 63
         Purchase Payment..................... $200,000.00
         Regular Income Payment Frequency..... Annual
         AIR.................................. 4.0%
         Hypothetical Investment Return....... 4.0%

                                               15-year Access Period    30-Year Access Period
         Regular Income Payment............... $ 10,795.64              $9,974.48

A 10% withdrawal from the account value will reduce the regular income payments by 10% to $9,716.07 with the 15-year access period and $8,977.03 with the 30-year access period.

At the end of the 15-year access period, the remaining account value of $135,374.66 (assuming no withdrawals) will be used to continue the $10,795.64 regular income payment during the lifetime income period for the lives of the annuitant and secondary life. At the end of the 30-year access period, the remaining account value of $66,884.77 (assuming no withdrawals) will be used to continue the $9,974.48 regular income payment during the lifetime income period for the lives of the annuitant and secondary life. (Note: the regular income payments during the lifetime income period will vary with the investment performance of the underlying funds).



Determination of Accumulation and Annuity Unit Value
A description of the days on which accumulation and annuity units will be valued is given in the prospectus. The New York Stock Exchange's (NYSE) most recent announcement (which is subject to change) states that it will be closed on weekends and on these holidays: New Year's Day, Martin Luther King Day, President's Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day, and Christmas Day. If any of these holidays occurs on a weekend day, the Exchange may also be closed on the business day occurring just before or just after the holiday. It may also be closed on other days.

Since the portfolios of some of the fund and series will consist of securities primarily listed on foreign exchanges or otherwise traded outside the United States, those securities may be traded (and the net asset value of those fund and series and of the variable account could therefore be significantly affected) on days when the investor has no access to those funds and series.


Capital Markets

The capital and credit markets have been experiencing extreme volatility and disruption for more than twelve months. In some cases, the markets have exerted downward pressure on availability of liquidity and credit capacity for certain companies. As a result, the market for fixed income securities has experienced illiquidity, increased price volatility, credit downgrade events and increased expected probability of default. Securities that are less liquid are more difficult to value and may be hard to sell, if desired. During this time period, domestic and international equity markets have also been experiencing heightened volatility and turmoil, with issuers (such as our company) that have exposure to the real estate, mortgage and credit markets particularly affected.

In any particular year, our capital may increase or decrease depending on a variety of factors - the amount of our statutory income or losses (which itself is sensitive to equity market and credit market conditions), the amount of additional capital we must hold to support business growth, changes in reserving requirements, our inability to secure capital market solutions to provide reserve relief, such as issuing letters of credit to support captive reinsurance structures, changes in equity market levels, the value of certain fixed-income and equity securities in our investment portfolio and changes in interest rates.


Advertising & Ratings

We may include in certain advertisements, endorsements in the form of a list of organizations, individuals or other parties which recommend Lincoln New York or the policies. Furthermore, we may occasionally include in advertisements comparisons of currently taxable and tax deferred investment programs, based on selected tax brackets, or discussions of alternative investment vehicles and general economic conditions.

Nationally recognized rating agencies rate the financial strength of our Company. The ratings do not imply approval of the product and do not refer to the performance of the product, or to the VAA, including underlying investment options. Ratings are not recommendations to buy our products. Each of the rating agencies reviews its ratings periodically. Accordingly, all ratings are subject to revision or withdrawal at any time by the rating agencies, and therefore, no assurance can be given that these ratings will be maintained. In late September and early October of 2008, A.M. Best Company, Fitch, Moody's and Standard & Poor's each revised their outlook for the U.S. life insurance sector from stable to negative. Our financial strength ratings, which are intended to measure our ability to meet contract holder obligations, are an important factor affecting public confidence in most of our products and, as a result, our competitiveness. A downgrade of our financial strength rating could affect our competitive position in the insurance industry by making it more difficult for us to market our products as potential customers may select companies with higher financial strength ratings and by leading to increased withdrawals by current customers seeking companies with higher financial strength ratings.


More About the S&P 500 Index

Investors look to indexes as a standard of market performance. Indexes are groups of stocks or bonds selected to represent an entire market. The S&P 500 Index is a widely used measure of large US company stock performance. It consists of the common stocks of 500 major corporations selected according to size, frequency and ease by which their stocks trade, and range and diversity of the American economy.

The LVIP SSgA S&P 500 Index Fund is not sponsored, endorsed, sold or promoted by Standard & Poor's, a division of The McGraw-Hill Companies, Inc. ("S&P"). S&P makes no representation or warranty, express or implied, to the owners of the fund or any member of the public regarding the advisability of investing in securities generally or in the fund particularly or the ability of the S&P 500 Index to track general stock market performance. S&P's only relationship to the fund is the licensing of certain trademarks and trade names of S&P and of the S&P 500 Index which is determined, composed and calculated by S&P without regard to the fund. S&P has no obligation to take the needs of the fund or its shareholders into consideration in determining, composing or calculating the S&P 500 Index. S&P is not responsible for and has not participated in the determination of the prices and amount of the fund or the timing of the issuance or sale of the fund or in the determination or calculation of the equation by which the fund is to be converted into cash. S&P has no obligation or liability in connection with the administration, marketing or trading of the fund.

S&P DOES NOT GUARANTEE THE ACCURACY AND/OR THE COMPLETENESS OF THE S&P 500 INDEX OR ANY DATA INCLUDED THEREIN AND S&P SHALL HAVE NO LIABILITY FOR ANY ERRORS, OMISSIONS, OR INTERRUPTIONS THEREIN. S&P MAKES NO WARRANTY, EXPRESS OR IMPLIED, AS TO RESULTS TO BE OBTAINED BY THE FUND OR ITS SHAREHOLDERS, OR ANY OTHER PERSON OR ENTITY FROM THE USE OF THE S&P 500 INDEX OR ANY DATA INCLUDED THEREIN. S&P MAKES NO EXPRESS OR IMPLIED WARRANTIES, AND EXPRESSLY DISCLAIMS ALL WARRANTIES OF MERCHANTABILITY OR FITNESS FOR A PARTICULAR PURPOSE OR USE WITH RESPECT TO THE S&P 500 INDEX OR ANY DATA INCLUDED THEREIN. WITHOUT LIMITING ANY OF THE FOREGOING, IN NO EVENT SHALL S&P HAVE ANY LIABILITY FOR ANY SPECIAL, PUNITIVE, INDIRECT, OR CONSEQUENTIAL DAMAGES (INCLUDING LOST PROFITS), EVEN IF NOTIFIED OF THE POSSIBILITY OF SUCH DAMAGES.



Additional Services
Dollar Cost Averaging (DCA) - You may systematically transfer, on a monthly basis or in accordance with other terms we make available, amounts from certain subaccounts, or the fixed side (if available) of the contract into the subaccounts or in accordance with other terms we make available. You may elect to participate in the DCA program at the time of application or at anytime before the annuity commencement date by completing an election form available from us. The minimum amount to be dollar cost averaged is $2,000 over any period between six and 60 months. Once elected, the program will remain in effect until the earlier of:
 o the annuity commencement date;
 o the value of the amount being DCA'd is depleted; or

 o you cancel the program by written request or by telephone if we have your telephone authorization on file.

We reserve the right to restrict access to this program at any time.

A transfer made as part of this program is not considered a transfer for purposes of limiting the number of transfers that may be made, or assessing any charges or interest adjustment which may apply to transfers. Upon receipt of an additional purchase payment allocated to the DCA fixed account, the existing program duration will be extended to reflect the end date of the new DCA program. However, the existing interest crediting rate will not be extended. The existing interest crediting rate will expire at its originally scheduled expiration date and the value remaining in the DCA account from the original amount as well as any additional purchase payments will be credited with interest at the standard DCA rate at the time. We reserve the right to discontinue this program at any time. DCA does not assure a profit or protect against loss.

Automatic Withdrawal Service (AWS) - AWS provides an automatic, periodic withdrawal of contract value to you. AWS may take place on either a monthly, quarterly, semi-annual or annual basis, as selected by the contractowner. You may elect to participate in AWS at the time of application or at any time before the annuity commencement date by sending a written request to us. The minimum contract value required to establish AWS is $10,000. You may cancel or make changes to your AWS program at any time by sending a written request to us. If telephone authorization has been elected, certain changes may be made by telephone. Notwithstanding the requirements of the program, any withdrawal must be permitted under Section 401(a)(9) of the IRC for qualified plans or permitted under Section 72 of the IRC for non-qualified contracts. To the extent that withdrawals under AWS do not qualify for an exemption from the contingent deferred sales charge, we will assess any applicable surrender charges on those withdrawals. See Contingent deferred sales charges.

Cross Reinvestment Program/Earnings Sweep Program - Under this option, account value in a designated variable subaccount of the contract that exceeds a certain baseline amount is automatically transferred to another specific variable subaccount(s) of the contract at specific intervals. You may elect to participate in the cross reinvestment program at the time of application or at any time before the annuity commencement date by sending a written request to us or by telephone if we have your telephone authorization on file. You designate the holding account, the receiving account(s), and the baseline amount. Cross reinvestment will continue until we receive authorization to terminate the program.

The minimum holding account value required to establish cross-reinvestment is $10,000. A transfer under this program is not considered a transfer for purposes of limiting the number of transfers that may be made. We reserve the right to discontinue this service at any time.


Portfolio Rebalancing - Portfolio rebalancing is an option, which, if elected by the contractowner, restores to a pre-determined level the percentage of the contract value, allocated to each variable subaccount. This pre-determined level will be the allocation initially selected when the contract was purchased, unless subsequently changed. The portfolio rebalancing allocation may be changed at any time by submitting a written request to us. If portfolio rebalancing is elected, all purchase payments allocated to the variable subaccounts must be subject to portfolio rebalancing. Portfolio rebalancing may take place on either a monthly, quarterly, semi-annual or annual basis, as selected by the contractowner. The contractowner may terminate the portfolio rebalancing program or re-enroll at any time by sending a written request to us. If telephone authorization has been elected, the contractowner may make these elections by phone. The portfolio rebalancing program is not available following the annuity commencement date.



Other Information
Due to differences in redemption rates, tax treatment or other considerations, the interests of contractowners under the variable life accounts could conflict with those of contractowners under the VAA. In those cases, where assets from variable life and variable annuity separate accounts are invested in the same fund(s) (i.e., where mixed funding occurs), the Boards of Directors of the fund involved will monitor for any material conflicts and determine what action, if any, should be taken. If it becomes necessary for any separate account to replace shares of any fund with another investment, that fund may have to liquidate securities on a disadvantageous basis. Refer to the prospectus for each fund for more information about mixed funding.



Financial Statements
The December 31, 2009 financial statements of the VAA and the December 31, 2009 financial statements of Lincoln New York appear on the following pages.

             THE LINCOLN NATIONAL LIFE INSURANCE COMPANY
               LINCOLN LIFE VARIABLE ANNUITY ACCOUNT N
                  Lincoln ChoicePlus Assurance Suite
              LINCOLN NATIONAL VARIABLE ANNUITY ACCOUNT C
                           MultiFund(R)5


              LINCOLN LIFE & ANNUITY COMPANY OF NEW YORK
          LINCOLN NEW YORK ACCOUNT N FOR VARIABLE ANNUITIES
                  Lincoln ChoicePlus Assurance Suite

           SUPPLEMENT TO THE PROSPECTUS DATED MAY 1, 2010

The expenses shown in your prospectus for the LVIP Wilshire Aggressive Profile Fund are incorrect. All other features and benefits described in your prospectus remain the same. This supplement is for informational purposes and requires no action on your part.

THE FOLLOWING TABLE SHOWS THE EXPENSES CHARGED BY THE FUND FOR THE YEAR ENDED DECEMBER 31, 2009
(AS A PERCENTAGE OF THE FUND'S AVERAGE NET ASSETS):

                                                                                                                        Total
                                                            Other                        Total          Total          Expenses
                               Management     12b-1 Fees    Expenses                     Expenses       Contractual    (after
                               Fees (before   (before any   (before any   Acquired       (before any    waivers/       Contractual
                               any waivers/   waivers/      waivers/      Fund           waivers/       reimburse-     waivers/
                               reimburse-     reimburse-    reimburse-    Fees and       reimburse-     ments          reimburse-
                               ments)         +    ments)   +    ments)   +   Expenses   =  ments)      (if any)       ments)
-----------------------------------------------------------------------------------------------------------------------------------
LVIP Wilshire Aggressive
 Profile Fund*                 0.25%          0.25%          0.11%         0.86%          1.47%






             PLEASE KEEP THIS SUPPLEMENT FOR FUTURE REFERENCE.


------------------------
*The Acquired Fund Fees and Expenses in the chart are based on the 2009 fees and expenses of the underlying funds that were owned by the fund during 2009 and are provided to show you an estimate of the underlying fees and expenses attributable to the fund. The fund's expense ratio will vary depending on the actual allocations to the underlying funds and the actual expense of the underlying funds.

                           Prospectus 3

Lincoln ChoicePlus AssuranceSM (C Share)
Lincoln New York Account N
for Variable Annuities
Individual Variable Annuity Contracts

Home Office:
Lincoln Life & Annuity Company of New York
100 Madison Street, Suite 1860
Syracuse, NY 13202
www.LincolnFinancial.com

Servicing Office:
Lincoln Life & Annuity Company of New York
PO Box 2348
Fort Wayne, IN 46801-2348
1-888-868-2583

This prospectus describes an individual flexible premium deferred variable annuity contract that is issued by Lincoln Life & Annuity Company of New York. This prospectus is primarily for use with nonqualified plans and qualified retirement plans under Sections 408 (IRAs) and 408A (Roth IRAs) of the tax code. Generally, you do not pay federal income tax on the contract's growth until it is paid out. Qualified retirement plans already provide for tax deferral. Therefore, there should be reasons other than tax deferral for acquiring the contract within a qualified plan. The contract is designed to accumulate contract value and to provide retirement income that you cannot outlive or for an agreed upon time. If you die before the annuity commencement date, we will pay your beneficiary a death benefit. In the alternative, you generally may choose to receive a death benefit upon the death of the annuitant.

The minimum initial purchase payment for the contract is $10,000. Additional purchase payments may be made to the contract and must be at least $100 per payment ($25 if transmitted electronically), and at least $300 annually.

The only fixed account available is for dollar cost averaging purposes.

All purchase payments for benefits on a variable basis will be placed in Lincoln New York Account N for Variable Annuities (variable annuity account [VAA]). The VAA is a segregated investment account of Lincoln New York. You take all the investment risk on the contract value and the retirement income for amounts placed into one or more of the contract's variable options. If the subaccounts you select make money, your contract value goes up; if they lose money, it goes down. How much it goes up or down depends on the performance of the subaccounts you select. We do not guarantee how any of the variable options or their funds will perform. Also, neither the U.S. Government nor any federal agency insures or guarantees your investment in the contract. The contracts are not bank deposits and are not endorsed by any bank or government agency.

The available funds are listed below:

AIM Variable Insurance Funds (Invesco Variable Insurance Funds) (Series II):
     Invesco V.I. Capital Appreciation Fund*
     (formerly AIM V.I. Capital Appreciation Fund)
     Invesco V.I. Core Equity Fund*
     (formerly AIM V.I. Core Equity Fund)
     Invesco V.I. International Growth Fund*
     (formerly AIM V.I. International Growth Fund)
AllianceBernstein Variable Products Series Fund (Class B):
     AllianceBernstein VPS Global Thematic Growth Portfolio
     AllianceBernstein VPS Growth and Income Portfolio
     AllianceBernstein VPS International Value Portfolio
     AllianceBernstein VPS Large Cap Growth Portfolio*
     AllianceBernstein VPS Small/Mid Cap Value Portfolio
American Century Investments Variable Products (Class II):
     American Century Investments VP Inflation Protection Fund
American Funds Insurance SeriesSM (Class 2):
     American Funds Global Growth Fund
     American Funds Global Small Capitalization Fund
     American Funds Growth Fund
     American Funds Growth-Income Fund
     American Funds International Fund

BlackRock Variable Series Funds, Inc. (Class III)
     BlackRock Global Allocation V.I. Fund
Delaware VIP Trust (Service Class):
   Delaware VIP Diversified Income Series
   Delaware VIP Emerging Markets Series
     Delaware VIP High Yield Series
     Delaware VIP Limited-Term Diversified Income Series
     Delaware VIP REIT Series
     Delaware VIP Small Cap Value Series
     Delaware VIP Trend Series
     Delaware VIP U.S. Growth Series
     Delaware VIP Value Series
DWS Investments VIT Funds (Class B):
     DWS Equity 500 Index VIP*
     DWS Small Cap Index VIP*
DWS Variable Series II (Class B):
     DWS Alternative Asset Allocation Plus VIP Portfolio

Fidelity (Reg. TM) Variable Insurance Products (Service Class 2):
     Fidelity (Reg. TM) VIP Contrafund (Reg. TM) Portfolio
     Fidelity (Reg. TM) VIP Equity-Income Portfolio*
     Fidelity (Reg. TM) VIP Growth Portfolio
     Fidelity (Reg. TM) VIP Mid Cap Portfolio
     Fidelity (Reg. TM) VIP Overseas Portfolio
Franklin Templeton Variable Insurance Products Trust (Class 2):
     FTVIPT Franklin Income Securities Fund
     FTVIPT Franklin Small-Mid Cap Growth Securities Fund
     FTVIPT Mutual Shares Securities Fund
     FTVIPT Templeton Global Bond Securities Fund*
     FTVIPT Templeton Growth Securities Fund*
Janus Aspen Series (Service Class):
     Janus Aspen Balanced Portfolio*
     Janus Aspen Enterprise Portfolio*
     Janus Aspen Worldwide Portfolio*
Lincoln Variable Insurance Products Trust (Service Class):
     LVIP Baron Growth Opportunities Fund
     LVIP Capital Growth Fund
     LVIP Cohen & Steers Global Real Estate Fund
     LVIP Columbia Value Opportunities Fund
     LVIP Delaware Bond Fund
     LVIP Delaware Foundation (Reg. TM) Aggressive Allocation Fund* LVIP Delaware Growth and Income Fund
     LVIP Delaware Social Awareness Fund
     LVIP Delaware Special Opportunities Fund
     LVIP Global Income Fund
     LVIP Janus Capital Appreciation Fund
     LVIP Marsico International Growth Fund
     LVIP MFS Value Fund
     LVIP Mid-Cap Value Fund
     LVIP Mondrian International Value Fund
     LVIP Money Market Fund
     LVIP SSgA Bond Index Fund
     LVIP SSgA Developed International 150 Fund
     LVIP SSgA Emerging Markets 100 Fund
     LVIP SSgA International Index Fund
     LVIP SSgA Large Cap 100 Fund
     LVIP SSgA Small/Mid Cap 200 Fund

     LVIP SSgA S&P 500 Index Fund**
     LVIP SSgA Small-Cap Index Fund
     LVIP T. Rowe Price Growth Stock Fund
     LVIP T. Rowe Price Structured Mid-Cap Growth Fund
     LVIP Templeton Growth Fund
     LVIP Turner Mid-Cap Growth Fund
     LVIP Wells Fargo Intrinsic Value Fund*
     (formerly FI Equity-Income Fund)
     LVIP Wilshire 2010 Profile Fund*
     LVIP Wilshire 2020 Profile Fund*
     LVIP Wilshire 2030 Profile Fund*
     LVIP Wilshire 2040 Profile Fund*
     LVIP Wilshire Aggressive Profile Fund
     LVIP Wilshire Conservative Profile Fund
     LVIP Wilshire Moderate Profile Fund
     LVIP Wilshire Moderately Aggressive Profile Fund
MFS (Reg. TM) Variable Insurance TrustSM (Service Class):
     MFS (Reg. TM) VIT Core Equity Series*
     MFS (Reg. TM) VIT Growth Series
     MFS (Reg. TM) VIT Total Return Series
     MFS (Reg. TM) VIT Utilities Series
Neuberger Berman Advisers Management Trust (I Class):
     Neuberger Berman AMT Mid-Cap Growth Portfolio*
     Neuberger Berman AMT Regency Portfolio*
PIMCO Variable Insurance Trust (Advisor Class)
     PIMCO VIT CommodityRealReturn (Reg. TM) Strategy Portfolio
Putnam Variable Trust (Class IB):
     Putnam VT Global Health Care Fund*
     Putnam VT Growth & Income Fund*
* Not all funds are available in all contracts. Refer to Description of Funds for specific information regarding the availability of funds.

**"S&P 500" is a trademark of The McGraw-Hill Companies, Inc. and has been licensed for use by Lincoln Variable Insurance Products Trust and its affiliates. The product is not sponsored, endorsed, sold or promoted by Standard & Poor's and Standard & Poor's makes no representation regarding the advisability of purchasing the product. (Please see the Statement of Additional Information which sets forth additional disclaimers and limitations of liability on behalf of S&P.)


This prospectus gives you information about the contracts that you should know before you decide to buy a contract and make purchase payments. You should also review the prospectuses for the funds that accompany this prospectus, and keep all prospectuses for future reference.

Neither the SEC nor any state securities commission has approved this contract or determined that this prospectus is accurate or complete. Any representation to the contrary is a criminal offense.

More information about the contracts is in the current Statement of Additional Information (SAI), dated the same date as this prospectus. The SAI is incorporated by reference into this prospectus and is legally part of this prospectus. For a free copy of the SAI, write: Lincoln Life & Annuity Company of New York, PO Box 2348, Fort Wayne, IN 46801-2348, or call 1-888-868-2583.
The SAI and other information about Lincoln New York and the VAA are also available on the SEC's website (http://www.sec.gov). There is a table of contents for the SAI on the last page of this prospectus.

May 1, 2010

Table of Contents



Item                                                          Page
Special Terms                                                  4
Expense Tables                                                 6
Summary of Common Questions                                   12
Lincoln Life & Annuity Company of New York                    14
Variable Annuity Account (VAA)                                15
Investments of the Variable Annuity Account                   15
Charges and Other Deductions                                  21
The Contracts                                                 25
 Purchase Payments                                            26
 Persistency Credits                                          26
 Transfers On or Before the Annuity Commencement Date         27
 Surrenders and Withdrawals                                   30
 Death Benefit                                                32
 Investment Requirements                                      35
 Living Benefit Riders                                        37
 Lincoln Lifetime IncomeSM Advantage                          37
 Lincoln SmartSecurity (Reg. TM) Advantage                    44
 i4LIFE (Reg. TM) Advantage                                   50
 Guaranteed Income Benefit with i4LIFE (Reg. TM) Advantage    54
 4LATER (Reg. TM) Advantage                                   56
 Annuity Payouts                                              61
Distribution of the Contracts                                 63
Federal Tax Matters                                           64
Additional Information                                        69
 Voting Rights                                                69
 Return Privilege                                             69
 Other Information                                            70
 Legal Proceedings                                            70
Contents of the Statement of Additional Information (SAI)
for Lincoln New York Account N for Variable Annuities         71
Appendix A - Condensed Financial Information                  A-1
Appendix B - Condensed Financial Information                  B-1

Special Terms
In this prospectus, the following terms have the indicated meanings:

4LATER (Reg. TM) Advantage or 4LATER (Reg. TM) - An option that provides an Income Base during the accumulation period, which can be used to establish a Guaranteed Income Benefit with i4LIFE (Reg. TM) Advantage in the future.

Account or variable annuity account (VAA) - The segregated investment account, Account N, into which we set aside and invest the assets for the variable side of the contract offered in this prospectus.

Account Value - Under i4LIFE (Reg. TM) Advantage, the initial Account Value is the contract value on the valuation date that i4LIFE (Reg. TM) Advantage is effective, less any applicable premium taxes. During the Access Period, the Account Value equals the initial Account Value plus investment gains minus losses, regular income payments, Guaranteed Income Benefit payments, and withdrawals.

Accumulation unit - A measure used to calculate contract value for the variable side of the contract before the annuity commencement date and to calculate the i4LIFE (Reg. TM) Advantage Account Value during the Access Period.

Annuitant - The person upon whose life the annuity benefit payments are based, and upon whose life a death benefit may be paid.

Annuity commencement date - The valuation date when funds are withdrawn or converted into annuity units or fixed dollar payout for payment of retirement income benefits under the annuity payout option you select.

Annuity payout - An amount paid at regular intervals after the annuity commencement date under one of several options available to the annuitant and/or any other payee. This amount may be paid on a variable or fixed basis, or a combination of both.

Annuity unit - A measure used to calculate the amount of annuity payouts for the variable side of the contract after the annuity commencement date. See Annuity Payouts.

Beneficiary - The person you choose to receive any death benefit paid if you die before the annuity commencement date.

Contractowner (you, your, owner) - The person who can exercise the rights within the contract (decides on investment allocations, transfers, payout option, designates the beneficiary, etc.). Usually, but not always, the contractowner is the annuitant.

Contract value (may be referenced to as account value in marketing materials) - At a given time before the annuity commencement date, the total value of all accumulation units for a contract plus the value of the fixed side of the contract, if any.

Contract year - Each one-year period starting with the effective date of the contract and starting with each contract anniversary after that.

Death benefit - Before the annuity commencement date, the amount payable to your designated beneficiary if the contractowner dies or, if selected, to the contractowner if the annuitant dies. See The Contracts - Death Benefit for a description of the various death benefit options.

Good Order - The actual receipt at our Servicing Office of the requested transaction in writing or by other means we accept, along with all information and supporting legal documentation necessary to effect the transaction. The forms we provide will identify the necessary documentation. We may, in our sole discretion, determine whether any particular transaction request is in good order, and we reserve the right to change or waive any good order requirements at any time.

Guaranteed Income Benefit - An option that provides a guaranteed minimum payout floor for the i4LIFE (Reg. TM) Advantage regular income payments. The calculation of the Guaranteed Income Benefit or the features applicable to the Guaranteed Income Benefit may vary based on the rider provisions applicable to certain contractowners.

i4LIFE (Reg. TM) Advantage - An income program which combines periodic variable lifetime income payments with the ability to make withdrawals during a defined period.

Lincoln New York (we, us, our) - Lincoln Life & Annuity Company of New York
(LNY)

Lincoln Lifetime IncomeSM Advantage - Provides minimum guaranteed lifetime periodic withdrawals that may increase.

Lincoln SmartSecurity (Reg. TM) Advantage - Provides minimum guaranteed periodic withdrawals (for life, if the 1 Year Automatic Step-Up option is chosen), regardless of the investment performance of the contract and provided certain conditions are met, that may increase due to subsequent purchase payments and step-ups.

Living Benefit - A general reference to certain riders that may be available for purchase that provide some type of a minimum guarantee while you are alive. These riders are the Lincoln Smart Security (Reg. TM) Advantage, Lincoln Lifetime Income AdvantageSM, 4LATER (Reg. TM) Advantage and i4LIFE (Reg. TM) Advantage (with or without the Guaranteed Income Benefit). If you select a Living Benefit rider, excess withdrawals may have adverse effects on the benefit, and you may be subject to Investment Requirements.

Persistency credit - The additional amount credited to the contract after the seventh contract anniversary.

Purchase payments - Amounts paid into the contract.

Subaccount - The portion of the VAA that reflects investments in accumulation and annuity units of a class of a particular fund available under the contracts. There is a separate subaccount which corresponds to each class of a fund.

Valuation date - Each day the New York Stock Exchange (NYSE) is open for trading.

Valuation period - The period starting at the close of trading (currently 4:00 p.m. New York time) on each day that the NYSE is open for trading (valuation date) and ending at the close of such trading on the next valuation date.

Expense Tables
The following tables describe the fees and expenses that you will pay when buying, owning, and surrendering the contract.

The first table describes the fees and expenses that you will pay at the time that you buy the contract, surrender the contract, or transfer contract value between investment options and/or the fixed account. State premium taxes may also be deducted.


Contractowner Transaction Expenses:



  o   Transfer charge      $ 25*

* The transfer charge will not be imposed on the first 12 transfers during a contract year. We reserve the right to charge a $25 fee for the 13th and each additional transfer during any contract year, excluding automatic dollar cost averaging, portfolio rebalancing and cross reinvestment transfers.


The next table describes the fees and expenses that you will pay periodically during the time that you own the contract, not including fund fees and expenses.

Annual Account Fee: $30*

Separate Account Annual Expenses (as a percentage of average daily net assets in the subaccounts):


                                           With Enhanced              Guarantee of
                                           Guaranteed Minimum         Principal Death
                                           Death Benefit (EGMDB)      Benefit (GOP)       Account Value Death Benefit
                                           -----------------------    ----------------    ----------------------------
o   Mortality and expense risk charge              1.85%                   1.60%                     1.55%
o   Administrative charge                          0.10%                   0.10%                     0.10%
                                                    ----                    ----                      ----
o   Total annual charge for each
    subaccount**                                   1.95%                   1.70%                     1.65%

* The account fee will be waived if your contract value is $100,000 or more at the end of any particular year. The account fee will be waived after the fifteenth contract year.

**For contracts purchased before July 22, 2005, the total annual charges are as follows: EGMDB 1.65%; Guarantee of Principal 1.55% Account Value N/A.


In the event of a subsequent death benefit change, the charge will be based on the charges in effect at the time the contract was purchased.

Optional Rider Charges:


Lincoln Lifetime IncomeSM Advantage:

                                   Lincoln Lifetime IncomeSM
                                           Advantage
                                  --------------------------
o   Guaranteed maximum annual
    percentage charge*                      1.50%
o   Current annual percentage
    charge* **                              0.90%

*The annual percentage charge is assessed against the Guaranteed Amount (initial purchase payment or contract value at the time of election) as increased for subsequent purchase payments, Automatic Annual Step-ups, 5% Enhancements, and the 200% Step-up (if applicable to your contract) and decreased for withdrawals. These changes to the Guaranteed Amount are discussed below. This charge is deducted from the contract value on a quarterly basis. See Charges and Other Deductions for further information.

**For riders purchased before January 20, 2009, the current annual percentage charge will increase from 0.75% to 0.90% upon the earlier of (a) the next Automatic Annual Step-up of the Guaranteed Amount or (b) the next Benefit Year anniversary if cumulative purchase payments received after the first Benefit Year anniversary equal or exceed $100,000.


Lincoln SmartSecurity (Reg. TM) Advantage:


                                Lincoln SmartSecurity (Reg. TM)
                                  Advantage - 5 Year Elective
                                       Step-Up option+ **
                               ---------------------------------
o   Guaranteed maximum annual
    percentage charge*                      0.95%
o   Current annual percentage
    charge*                                 0.65%



      Lincoln SmartSecurity (Reg. TM)    Lincoln SmartSecurity (Reg. TM)
        Advantage - 1 Year Automatic      Advantage - 1 Year Automatic
               Step-Up option                    Step-Up option
     - Single Life (and prior version)            - Joint Life
    ----------------------------------- --------------------------------
o
                  1.50%                              1.50%
o
                  0.65%                              0.80%

*The annual percentage charge is assessed against the Guaranteed Amount (initial purchase payment or contract value at the time of election) as increased for subsequent purchase payments, and step-ups and decreased for withdrawals. This charge is deducted from the contract value on a quarterly basis. See Charges and Other Deductions for further information.

**For riders purchased before January 20, 2009, the current annual percentage charge will increase from 0.45% to 0.65% upon the next election of a step-up of the Guaranteed Amount.

+As of January 16, 2009, the Lincoln SmartSecurity (Reg. TM)Advantage - 5 Year Elective Step-up option is no longer available for purchase.


4LATER (Reg. TM) Advantage:




  o   Guaranteed maximum annual percentage charge*      1.50%
  o   Current annual percentage charge* **              0.65%

*The annual percentage charge for the 4LATER (Reg. TM) Advantage is multiplied by the Income Base (initial purchase payment or contract value at the time of election) as increased for subsequent purchase payments, automatic 15% Enhancements, and Resets and decreased for withdrawals. The 4LATER (Reg. TM) Advantage charge is deducted from the subaccounts on a quarterly basis.

**For riders purchased before January 20, 2009, the current annual percentage charge will increase from 0.50% to 0.65% upon the next election to reset the Income Base.

The next table describes charges that apply only when i4LIFE (Reg. TM) Advantage is in effect. The charge for any Guaranteed Income Benefit, if elected, is added to the i4LIFE (Reg. TM) Advantage charge and the total is deducted from your average daily Account Value.

i4LIFE (Reg. TM) Advantage Payout Phase (On and After the Periodic Income Commencement Date):


i4LIFE (Reg. TM) Advantage (as a daily percentage of average Account Value):


                                              Enhanced Guaranteed      Guarantee of
                                              Minimum Death            Principal Death
                                              Benefit (EGMDB)          Benefit             Account Value Death Benefit
                                              ---------------------    ----------------    ----------------------------
o   Annual charge                                    2.35%                  2.10%                     2.05%
o   Guaranteed Income Benefit Charge                 1.50%*                 1.50%*                    1.50%*
                                                      ----                   ----                      ----
o   Total i4LIFE (Reg. TM) Advantage with
    Guaranteed Income Benefit Charge                 3.85%                  3.60%                     3.55%

*The charge shown is the guaranteed maximum annual percentage charge. The current percentage charge is 0.50%.

Purchasers of Lincoln Lifetime IncomeSM Advantage are guaranteed the ability in the future to purchase i4LIFE (Reg. TM) Advantage with the Guaranteed Income Benefit and may purchase the Guaranteed Income Benefit at or below the guaranteed maximum charge that is in effect on the date that they purchase the Lincoln Lifetime IncomeSM Advantage.

Optional Rider Charges:


4LATER (Reg. TM) Advantage Guaranteed Income Benefit (as a daily percentage of average Account Value):




  o   Guaranteed maximum annual percentage charge      1.50%
  o   Current annual percentage charge                 0.65%*,**

For example, if you purchase the i4LIFE (Reg. TM) Advantage EGMDB for 2.35% with the 4LATER (Reg. TM) Advantage Guaranteed Income Benefit at a maximum charge of 1.50%, your total annual charge is 3.85% (as a daily percentage of average account value).
*The percentage charge will change to the current charge in effect upon election of a new step-up period, not to exceed the guaranteed maximum charge.

**For riders purchased before January 20, 2009, the current annual percentage charge will increase from 0.50% to 0.65% upon the next election to reset the Income Base.

The next table describes the separate account annual expenses (as a percentage of average daily net assets in the subaccounts) you pay on and after the Annuity Commencement Date:




  o   Mortality and expense risk charge and Administrative charge      1.40%

The next item shows the minimum and maximum total annual operating expenses charged by the funds that you may pay periodically during the time that you own the contract. The expenses are for the year ended December 31, 2009. More detail concerning each fund's fees and expenses is contained in the prospectus for each fund.




                                                    Maximum      Minimum
                                                   ---------    --------
Total Annual Fund Operating Expenses
(expenses that are deducted from fund assets,
including management fees, distribution and/or
service (12b-1) fees, and other expenses):         5.32%        0.54%
Net Total Annual Fund Operating Expenses
(after contractual waivers/reimbursements*):       1.84%        0.54%

* 37 of the funds have entered into contractual waiver or reimbursement arrangements that may reduce fund management and other fees and/or expenses during the period of the arrangement. These arrangements vary in length, but no arrangement will terminate before April 30, 2011.

The following table shows the expenses charged by each fund for the year ended December 31, 2009:


(as a percentage of each fund's average net assets):

                                                            Management                      Other
                                                               Fees        12b-1 Fees      Expenses
                                                             (before        (before        (before
                                                               any            any            any
                                                             waivers/       waivers/       waivers/
                                                            reimburse-     reimburse-     reimburse-
                                                              ments)   +     ments)   +     ments)   +
AllianceBernstein VPS Global Thematic Growth Portfolio      0.75   %       0.25   %       0.25   %
AllianceBernstein VPS Growth and Income Portfolio           0.55           0.25           0.08
AllianceBernstein VPS International Value Portfolio         0.75           0.25           0.08
AllianceBernstein VPS Large Cap Growth Portfolio            0.75           0.25           0.13
AllianceBernstein VPS Small/Mid Cap Value Portfolio         0.75           0.25           0.12
American Century Investments VP Inflation Protection Fund   0.48           0.25           0.01
American Funds Global Growth Fund                           0.54           0.25           0.03
American Funds Global Small Capitalization Fund             0.72           0.25           0.04
American Funds Growth Fund                                  0.33           0.25           0.02
American Funds Growth-Income Fund                           0.28           0.25           0.01
American Funds International Fund                           0.50           0.25           0.04
BlackRock Global Allocation V.I. Fund                       0.65           0.25           0.09
Delaware VIP Diversified Income Series(1)                   0.62           0.30           0.11
Delaware VIP Emerging Markets Series(1)                     1.25           0.30           0.16
Delaware VIP High Yield Series(1)                           0.65           0.30           0.12
Delaware VIP Limited-Term Diversified Income Series(1)      0.50           0.30           0.12
Delaware VIP REIT Series(1)                                 0.75           0.30           0.14
Delaware VIP Small Cap Value Series(1)                      0.74           0.30           0.11
Delaware VIP Trend Series(1)                                0.75           0.30           0.14
Delaware VIP U.S. Growth Series(1)                          0.65           0.30           0.10
Delaware VIP Value Series(1)                                0.65           0.30           0.11
DWS Alternative Asset Allocation Plus VIP Portfolio(2)(3)   0.23           0.25           3.61
DWS Equity 500 Index VIP(3)                                 0.20           0.25           0.14
DWS Small Cap Index VIP(3)(4)                               0.35           0.25           0.21
Fidelity (Reg. TM) VIP Contrafund (Reg. TM) Portfolio(5)    0.56           0.25           0.11
Fidelity (Reg. TM) VIP Equity-Income Portfolio              0.46           0.25           0.12
Fidelity (Reg. TM) VIP Growth Portfolio(6)                  0.56           0.25           0.13
Fidelity (Reg. TM) VIP Mid Cap Portfolio                    0.56           0.25           0.12
Fidelity (Reg. TM) VIP Overseas Portfolio(7)                0.71           0.25           0.16
FTVIPT Franklin Income Securities Fund                      0.45           0.25           0.02
FTVIPT Franklin Small-Mid Cap Growth Securities Fund(8)     0.51           0.25           0.30
FTVIPT Mutual Shares Securities Fund                        0.60           0.25           0.18
FTVIPT Templeton Global Bond Securities Fund                0.47           0.25           0.07
FTVIPT Templeton Growth Securities Fund                     0.75           0.25           0.04
Invesco V.I. Capital Appreciation Fund(9)                   0.62           0.25           0.29
Invesco V.I. Core Equity Fund(9)                            0.61           0.25           0.29
Invesco V.I. International Growth Fund(9)                   0.71           0.25           0.33
Janus Aspen Balanced Portfolio(10)                          0.55           0.25           0.02
Janus Aspen Enterprise Portfolio(10)                        0.64           0.25           0.06
Janus Aspen Worldwide Portfolio(10)                         0.57           0.25           0.06
LVIP Baron Growth Opportunities Fund(11)                    1.00           0.25           0.09
LVIP Capital Growth Fund(12)                                0.73           0.25           0.10



                                                                                                    Total
                                                                                                  Expenses
                                                                             Total                 (after
                                                                            Expenses     Total    Contractu
                                                                            (before   Contractual    ua
                                                             Acquired         any      waivers/   waivers/
                                                               Fund         waivers/  reimburse-  reimburse
                                                             Fees and      reimburse-    ments       e-
                                                             Expenses  =     ments)    (if any)    ments)
AllianceBernstein VPS Global Thematic Growth Portfolio      0.00   %       1.25   %
AllianceBernstein VPS Growth and Income Portfolio           0.00           0.88
AllianceBernstein VPS International Value Portfolio         0.00           1.08
AllianceBernstein VPS Large Cap Growth Portfolio            0.00           1.13
AllianceBernstein VPS Small/Mid Cap Value Portfolio         0.00           1.12
American Century Investments VP Inflation Protection Fund   0.00           0.74
American Funds Global Growth Fund                           0.00           0.82
American Funds Global Small Capitalization Fund             0.00           1.01
American Funds Growth Fund                                  0.00           0.60
American Funds Growth-Income Fund                           0.00           0.54
American Funds International Fund                           0.00           0.79
BlackRock Global Allocation V.I. Fund                       0.02           1.01
Delaware VIP Diversified Income Series(1)                   0.00           1.03       -0.05   %   0.98   %
Delaware VIP Emerging Markets Series(1)                     0.00           1.71       -0.05       1.66
Delaware VIP High Yield Series(1)                           0.00           1.07       -0.05       1.02
Delaware VIP Limited-Term Diversified Income Series(1)      0.00           0.92       -0.05       0.87
Delaware VIP REIT Series(1)                                 0.00           1.19       -0.05       1.14
Delaware VIP Small Cap Value Series(1)                      0.00           1.15       -0.05       1.10
Delaware VIP Trend Series(1)                                0.00           1.19       -0.05       1.14
Delaware VIP U.S. Growth Series(1)                          0.00           1.05       -0.05       1.00
Delaware VIP Value Series(1)                                0.00           1.06       -0.05       1.01
DWS Alternative Asset Allocation Plus VIP Portfolio(2)(3)   1.23           5.32       -3.48       1.84
DWS Equity 500 Index VIP(3)                                 0.00           0.59
DWS Small Cap Index VIP(3)(4)                               0.00           0.81
Fidelity (Reg. TM) VIP Contrafund (Reg. TM) Portfolio(5)    0.00           0.92
Fidelity (Reg. TM) VIP Equity-Income Portfolio              0.00           0.83
Fidelity (Reg. TM) VIP Growth Portfolio(6)                  0.00           0.94
Fidelity (Reg. TM) VIP Mid Cap Portfolio                    0.00           0.93
Fidelity (Reg. TM) VIP Overseas Portfolio(7)                0.00           1.12
FTVIPT Franklin Income Securities Fund                      0.00           0.72
FTVIPT Franklin Small-Mid Cap Growth Securities Fund(8)     0.01           1.07       -0.01       1.06
FTVIPT Mutual Shares Securities Fund                        0.00           1.03
FTVIPT Templeton Global Bond Securities Fund                0.00           0.79
FTVIPT Templeton Growth Securities Fund                     0.00           1.04
Invesco V.I. Capital Appreciation Fund(9)                   0.01           1.17
Invesco V.I. Core Equity Fund(9)                            0.02           1.17
Invesco V.I. International Growth Fund(9)                   0.02           1.31
Janus Aspen Balanced Portfolio(10)                          0.00           0.82
Janus Aspen Enterprise Portfolio(10)                        0.00           0.95
Janus Aspen Worldwide Portfolio(10)                         0.00           0.88
LVIP Baron Growth Opportunities Fund(11)                    0.00           1.34       -0.05       1.29
LVIP Capital Growth Fund(12)                                0.00           1.08       -0.02       1.06

                                                                    Management                      Other
                                                                       Fees        12b-1 Fees      Expenses
                                                                     (before        (before        (before
                                                                       any            any            any
                                                                     waivers/       waivers/       waivers/
                                                                    reimburse-     reimburse-     reimburse-
                                                                      ments)   +     ments)   +     ments)   +
LVIP Cohen & Steers Global Real Estate Fund(13)                     0.95   %       0.25   %       0.19   %
LVIP Columbia Value Opportunities Fund                              1.05           0.25           0.20
LVIP Delaware Bond Fund                                             0.33           0.35           0.08
LVIP Delaware Foundation (Reg. TM) Aggressive Allocation Fund(14)   0.75           0.25           0.18
LVIP Delaware Growth and Income Fund                                0.35           0.35           0.08
LVIP Delaware Social Awareness Fund                                 0.39           0.35           0.09
LVIP Delaware Special Opportunities Fund                            0.42           0.35           0.09
LVIP Global Income Fund(15)                                         0.65           0.25           0.19
LVIP Janus Capital Appreciation Fund(16)                            0.75           0.25           0.10
LVIP Marsico International Growth Fund(17)                          0.91           0.25           0.15
LVIP MFS Value Fund                                                 0.65           0.25           0.08
LVIP Mid-Cap Value Fund(18)                                         0.95           0.25           0.15
LVIP Mondrian International Value Fund                              0.74           0.25           0.12
LVIP Money Market Fund                                              0.34           0.25           0.09
LVIP SSgA Bond Index Fund(19)                                       0.40           0.25           0.08
LVIP SSgA Developed International 150 Fund(20)                      0.75           0.25           0.35
LVIP SSgA Emerging Markets 100 Fund(21)                             1.09           0.25           0.34
LVIP SSgA International Index Fund(22)                              0.40           0.25           0.33
LVIP SSgA Large Cap 100 Fund(23)                                    0.52           0.25           0.09
LVIP SSgA Small/Mid Cap 200 Fund(24)                                0.69           0.25           0.17
LVIP SSgA S&P 500 Index Fund                                        0.23           0.25           0.09
LVIP SSgA Small-Cap Index Fund                                      0.32           0.25           0.14
LVIP T. Rowe Price Growth Stock Fund                                0.73           0.25           0.09
LVIP T. Rowe Price Structured Mid-Cap Growth Fund                   0.74           0.25           0.11
LVIP Templeton Growth Fund                                          0.74           0.25           0.11
LVIP Turner Mid-Cap Growth Fund(25)                                 0.90           0.25           0.18
LVIP Wells Fargo Intrinsic Value Fund(26)                           0.75           0.25           0.09
LVIP Wilshire 2010 Profile Fund(27)                                 0.25           0.25           0.38
LVIP Wilshire 2020 Profile Fund(27)                                 0.25           0.25           0.20
LVIP Wilshire 2030 Profile Fund(27)                                 0.25           0.25           0.23
LVIP Wilshire 2040 Profile Fund(27)                                 0.25           0.25           0.33
LVIP Wilshire Aggressive Profile Fund(27)                           0.25           0.25           0.11
LVIP Wilshire Conservative Profile Fund(27)                         0.25           0.25           0.05
LVIP Wilshire Moderate Profile Fund(27)                             0.25           0.25           0.04
LVIP Wilshire Moderately Aggressive Profile Fund(27)                0.25           0.25           0.04
MFS (Reg. TM) VIT Core Equity Series(28)                            0.75           0.25           0.26
MFS (Reg. TM) VIT Growth Series                                     0.75           0.25           0.11
MFS (Reg. TM) VIT Total Return Series                               0.75           0.25           0.07
MFS (Reg. TM) VIT Utilities Series                                  0.73           0.25           0.09
Neuberger Berman AMT Mid-Cap Growth Portfolio(29)                   0.85           0.00           0.16
Neuberger Berman AMT Regency Portfolio(29)                          0.85           0.00           0.22
PIMCO VIT CommodityRealReturn (Reg. TM) Strategy
 Portfolio(30)(31)(32)(33)(34)                                      0.74           0.25           0.09
Putnam VT Global Health Care Fund(35)                               0.63           0.25           0.19



                                                                                                            Total
                                                                                                          Expenses
                                                                                     Total                 (after
                                                                                    Expenses     Total    Contractu
                                                                                    (before   Contractual    ua
                                                                     Acquired         any      waivers/   waivers/
                                                                       Fund         waivers/  reimburse-  reimburse
                                                                     Fees and      reimburse-    ments       e-
                                                                     Expenses  =     ments)    (if any)    ments)
LVIP Cohen & Steers Global Real Estate Fund(13)                     0.00   %       1.39   %   -0.22   %   1.17   %
LVIP Columbia Value Opportunities Fund                              0.00           1.50
LVIP Delaware Bond Fund                                             0.00           0.76
LVIP Delaware Foundation (Reg. TM) Aggressive Allocation Fund(14)   0.00           1.18       -0.20       0.98
LVIP Delaware Growth and Income Fund                                0.00           0.78
LVIP Delaware Social Awareness Fund                                 0.00           0.83
LVIP Delaware Special Opportunities Fund                            0.00           0.86
LVIP Global Income Fund(15)                                         0.00           1.09       -0.09       1.00
LVIP Janus Capital Appreciation Fund(16)                            0.00           1.10       -0.09       1.01
LVIP Marsico International Growth Fund(17)                          0.00           1.31       -0.02       1.29
LVIP MFS Value Fund                                                 0.00           0.98
LVIP Mid-Cap Value Fund(18)                                         0.00           1.35       -0.06       1.29
LVIP Mondrian International Value Fund                              0.00           1.11
LVIP Money Market Fund                                              0.00           0.68
LVIP SSgA Bond Index Fund(19)                                       0.00           0.73       -0.07       0.66
LVIP SSgA Developed International 150 Fund(20)                      0.00           1.35       -0.35       1.00
LVIP SSgA Emerging Markets 100 Fund(21)                             0.00           1.68       -0.69       0.99
LVIP SSgA International Index Fund(22)                              0.00           0.98       -0.13       0.85
LVIP SSgA Large Cap 100 Fund(23)                                    0.00           0.86       -0.12       0.74
LVIP SSgA Small/Mid Cap 200 Fund(24)                                0.00           1.11       -0.29       0.82
LVIP SSgA S&P 500 Index Fund                                        0.00           0.57
LVIP SSgA Small-Cap Index Fund                                      0.00           0.71
LVIP T. Rowe Price Growth Stock Fund                                0.00           1.07
LVIP T. Rowe Price Structured Mid-Cap Growth Fund                   0.00           1.10
LVIP Templeton Growth Fund                                          0.00           1.10
LVIP Turner Mid-Cap Growth Fund(25)                                 0.00           1.33       -0.10       1.23
LVIP Wells Fargo Intrinsic Value Fund(26)                           0.00           1.09       -0.04       1.05
LVIP Wilshire 2010 Profile Fund(27)                                 0.55           1.43       -0.43       1.00
LVIP Wilshire 2020 Profile Fund(27)                                 0.56           1.26       -0.25       1.01
LVIP Wilshire 2030 Profile Fund(27)                                 0.57           1.30       -0.28       1.02
LVIP Wilshire 2040 Profile Fund(27)                                 0.57           1.40       -0.38       1.02
LVIP Wilshire Aggressive Profile Fund(27)                           0.86           1.47       -0.16       1.31
LVIP Wilshire Conservative Profile Fund(27)                         0.69           1.24       -0.10       1.14
LVIP Wilshire Moderate Profile Fund(27)                             0.77           1.31       -0.09       1.22
LVIP Wilshire Moderately Aggressive Profile Fund(27)                0.80           1.34       -0.09       1.25
MFS (Reg. TM) VIT Core Equity Series(28)                            0.00           1.26       -0.11       1.15
MFS (Reg. TM) VIT Growth Series                                     0.00           1.11
MFS (Reg. TM) VIT Total Return Series                               0.00           1.07
MFS (Reg. TM) VIT Utilities Series                                  0.00           1.07
Neuberger Berman AMT Mid-Cap Growth Portfolio(29)                   0.00           1.01
Neuberger Berman AMT Regency Portfolio(29)                          0.01           1.08
PIMCO VIT CommodityRealReturn (Reg. TM) Strategy
 Portfolio(30)(31)(32)(33)(34)                                      0.13           1.21       -0.13       1.08
Putnam VT Global Health Care Fund(35)                               0.01           1.08

                                     Management                      Other
                                        Fees        12b-1 Fees      Expenses
                                      (before        (before        (before
                                        any            any            any
                                      waivers/       waivers/       waivers/
                                     reimburse-     reimburse-     reimburse-
                                       ments)   +     ments)   +     ments)   +
Putnam VT Growth & Income Fund(36)   0.48   %       0.25   %       0.16   %



                                                      Total                   Total
                                                     Expenses     Total      Expenses
                                                     (before   Contractual     (after
                                      Acquired         any       waivers/   Contractual
                                        Fund         waivers/   reimburse-    waivers/
                                      Fees and      reimburse-    ments      reimburse-
                                      Expenses  =     ments)     (if any)      ments)
Putnam VT Growth & Income Fund(36)   0.01   %       0.90   %

(1) The Service Class shares are subject to a 12b-1 fee of 0.30% of average daily net assets. The Series' distributor, Delaware Distributors, L.P., has contracted to limit the 12b-1 fees to no more than 0.25% of average daily net assets from April 30, 2010 to April 30, 2011.

(2) Through April 30, 2011, the Advisor has contractually agreed to waive all or a portion of its management fee and reimburse or pay operating expenses of the fund to the extent necessary to maintain the fund's operating expenses at 0.61% for Class B shares, excluding certain expenses such as extraordinary expenses, taxes, brokerage and interest.

(3) "Other Expenses" includes an administrative services fee paid to the Advisor in the amount of 0.10% of average daily net assets.

(4) Through September 30, 2010, the Advisor has contractually agreed to waive all or a portion of its management fee and reimburse or pay operating expenses of the fund to the extent necessary to maintain the fund's operating expenses at 0.93% for Class B shares, excluding certain expenses such as extraordinary expenses, taxes, brokerage and interest.

(5) A portion of the brokerage commissions that the fund pays may be reimbursed and used to reduce the fund's expenses. In addition, through arrangements with the fund's custodian, credits realized as a result of uninvested cash balances are used to reduce the fund's custodian expenses. Including these reductions, the total class operating expenses would have been 0.90% for Service Class 2. These offsets may be discontinued at any time.

(6) A portion of the brokerage commissions that the fund pays may be reimbursed and used to reduce the fund's expenses. In addition, through arrangements with the fund's custodian, credits realized as a result of uninvested cash balances are used to reduce the fund's custodian expenses. Including these reductions, the total class operating expenses would have been 0.93% for Service Class 2. These offsets may be discontinued at any time.

(7) A portion of the brokerage commissions that the fund pays may be reimbursed and used to reduce the fund's expenses. In addition, through arrangements with the fund's custodian, credits realized as a result of uninvested cash balances are used to reduce the fund's custodian expenses. Including these reductions, the total class operating expenses would have been 1.09% for Service Class 2. These offsets may be discontinued at any time.

(8) The Fund's manager has agreed in advance to reduce its fees from assets invested by the Fund in a Franklin Templeton money market fund (the Sweep Money Fund which is "the acquired fund" in this case) to the extent of the Fund's fees and expenses of the acquired fund. This reduction is required by the Trust's board of trustees and an exemptive order by the Securities and Exchange Commission (SEC); this arrangement will continue as long as the exemptive order is relied upon. This reduction is not reflected in Net Annual Fund operating expenses, which would be lower if it were.

(9) Acquired Fund Fees and Expenses are not fees or expenses incurred by the fund directly but are expenses of the investment companies in which the fund invests. You incur these fees and expenses indirectly through the valuation of the fund's investment in those investment companies. As a result, the Net Annual Fund Operating Expenses listed above may exceed the limit on Total Annual Fund Operating Expenses, if any. The impact of the acquired fund fees and expense are included in the total returns of the Fund. The Fund's advisor has contractually agreed through April 30, 2011, to waive a portion of its advisory fees and or/or reimburse expenses of Series II shares to the extent necessary to limit Total Annual Operating Expenses of Series II shares to 1.45% of average daily net assets.

(10) The Portfolio's "ratio of gross expenses to average net assets" appearing in the Financial Highlights table does not include Acquired Fund Fees and Expenses. "Acquired Fund" means any underlying fund (including, but not limited to, exchange-traded funds) in which a fund invests or has invested during the period. Amounts less than 0.01% are included in Other Expenses.


(11) Lincoln Investment Advisors Corporation (LIA) has contractually agreed to reimburse the fund's Service Class to the extent that the Total Annual Fund Operating Expenses exceed 1.29% of the average daily net assets of the fund. The agreement will continue at least through April 30, 2011.

(12) Lincoln Investment Advisors Corporation (LIA) has contractually agreed to reimburse the fund's Service Class to the extent that the fund's Total Annual Fund Operating Expenses exceed 1.06% of average daily net assets. The Agreement will continue at least through April 30, 2011.

(13) Lincoln Investment Advisors Corporation (LIA) has contractually agreed to waive the following portion of its advisory fee for the fund: 0.22% of the first $250 million of average net assets of the fund and 0.32% of the excess over $250 million of average daily nets assets of the fund. The agreement will continue at least through April 30, 2011.

(14) Lincoln Investment Advisors Corporation (LIA) has contractually agreed to waive the following portion of its advisory fee for the fund: 0.10% of average daily net assets of the fund. The agreement will continue at least through April 30, 2011. LIA has contractually agreed to reimburse the Fund's Service Class to the extent that the Total Annual Fund Operating Expenses exceed 0.98% of average daily net assets of the fund. The agreement will continue at least through April 30, 2011.

(15) Lincoln Investment Advisors Corporation (LIA) has contractually agreed to waive the following portion of its advisory fee for the fund: 0.05% of average daily net assets of the fund. The agreement will continue at least through April 30, 2011. LIA has contractually agreed to reimburse the fund's Service Class to the extent that the Total Annual Fund Operating Expenses exceed 1.00% of average daily net assets of the fund. The agreement will continue at least through April 30, 2011.

(16) Lincoln Investment Advisors Corporation (LIA) has contractually agreed to waive the following portion of its advisory fee for the fund: 0.15% on the first $100 million of average daily net assets of the Fund; and 0.10% on the next $150 million of average daily net assets of the fund. The agreement will continue at least through April 30, 2011.

(17) Lincoln Investment Advisors Corporation (LIA) has contractually agreed to reimburse the Fund's Service Class to the extent that the Total Annual Fund Operating Expenses exceed 1.29% of average daily net assets of the fund. The agreement will continue at least through April 30, 2011.

(18) Lincoln Investment Advisors Corporation (LIA) has contractually agreed to waive the following portion of its advisory fee for the fund: 0.05% of the first $25 million of average net assets of the Fund. The agreement will continue at least through April 30, 2011.
    LIA has contractually agreed to reimburse the Fund's Service Class to the extent that the Total Annual Fund Operating Expenses exceed 1.29% of average daily net assets of the fund. The agreement will continue at least through April 30, 2011.

(19) Lincoln Investment Advisors Corporation (LIA) has contractually agreed to waive the following portion of its advisory fee for the fund: 0.07% on the first $500 million of average daily net assets of the fund and 0.12% of average daily net assets of the fund in excess of $500 million. This waiver will continue at least through April 30, 2011.

(20) Lincoln Investment Advisors Corporation (LIA) has contractually agreed to waive the following portion of its advisory fee for the fund: 0.35% on the first $100 million of average daily net assets of the fund and 0.43% of average daily net assets of the fund in excess of $100 million. The agreement will continue at least through April 30, 2011.

(21) Lincoln Investment Advisors Corporation (LIA) has contractually agreed to waive the following portion of its advisory fee for the fund: 0.69% on the first $100 million of average daily net assets of the Fund and 0.76% of average daily net assets of the fund in excess of $100 million. The agreement will continue at least through April 30, 2011.

(22) Lincoln Investment Advisors Corporation (LIA) has contractually agreed to waive the following portion of its advisory fee for the fund: 0.06% on the first $500 million of average daily net assets of the fund and 0.09% of average daily net assets of the fund in excess of $500 million. The agreement will continue at least through April 30, 2011.
    LIA has contractually agreed to reimburse the fund's Service Class to the extent that the Total Annual Fund Operating Expenses exceed 0.85% of average daily net assets of the fund. The agreement will continue at least through April 30, 2011.

(23) Lincoln Investment Advisors Corporation (LIA) has contractually agreed to waive the following portion of its advisory fee for the fund: 0.12% on the first $100 million of average daily net assets of the fund and 0.22% of average daily net assets of the fund in excess of $100 million. The agreement will continue at least through April 30, 2011.

(24) Lincoln Investment Advisors Corporation (LIA) has contractually agreed to waive the following portion of its advisory fee for the fund: 0.29% on the first $100 million of average daily net assets of the fund and 0.39% of average daily net assets of the fund in excess of $100 million. The agreement will continue at least through April 30, 2011.

(25) Lincoln Investment Advisors Corporation (LIA) has contractually agreed to waive the following portion of its advisory fee for the fund; 0.10% on the first $25 million of average daily net assets of the fund and 0.05% on the next $50 million of average daily net assets. The agreement will continue at least through April 30, 2011.

(26) Lincoln Investment Advisors Corporation (LIA) has contractually agreed to waive the following portion of its advisory fee for the fund: 0.03% on the first $250 million of average daily net assets of the fund; 0.08% on the next $500 million and 0.13% of average daily net assets in excess of $750 million. The agreement will continue at least through April 30, 2011.

(27) Lincoln Investment Advisors Corporation (LIA) has contractually agreed to waive the following portion of its advisory fee for the fund: 0.05% of average daily net assets of the fund. The agreement will continue at least through April 30, 2011.
    LIA has contractually agreed to reimburse the fund's Service Class to the extent that the Total Annual Fund Operating Expenses (excluding underlying fund fees and expenses) exceed 0.45% of average daily net assets of the fund. The agreement will continue at least through April 30, 2011.
    The "Acquired Fund Fees and Expenses" in the chart are based on the 2009 fees and expenses of the underlying funds that were owned by the fund during 2009 and are provided to show you an estimate of the underlying fees and expenses attributable to the fund. The fund's expense ratio will vary depending on the actual allocations to the underlying funds and the actual expense of the underlying funds.

(28) MFS has agreed in writing to bear the fund's expenses, excluding interest, taxes, extraordinary expenses, brokerage and transaction costs and investment-related expenses, such that "Total Annual Fund Operating Expenses" do not exceed 1.15% annually. This written agreement will continue until modified by a vote of the fund's Board of Trustees, but such arrangement will continue until at least April 30, 2011.

(29) Neuberger Berman Management Inc. ("NBM") has undertaken through December 31, 2013 to waive fees and/or reimburse certain operating expenses, including the compensation of NBM (except with respect to Balanced, Short Duration Bond, Mid-Cap Growth, and Partners Portfolios) and excluding taxes, interest, extraordinary expenses, brokerage commissions and transaction costs, that exceed, in the aggregate, 1% of average daily net asset value of the Balanced, Short Duration Bond, Mid-Cap Growth and Partners Portfolios; and 1.50% of the average daily net asset value of the Regency Portfolio. The expense limitation arrangements for the Portfolios are contractual and any excess expenses can be repaid to NBM within three years of the year incurred, provided such recoupment would not cause a Portfolio to exceed its respective limitation.

(30) PIMCO has contractually agreed to waive the management fee and administration fee it received from the Portfolio in an amount equal to the management fee paid to PIMCO by the Subsidiary as described. This waiver may not be terminated by PIMCO and will remain in effect as long as PIMCO's contract with the Subsidiary is in place.

(31) The Subsidiary has entered into a separate contract with PIMCO for the management of the Subsidiary's portfolio pusuant to which the Subsidiary pays PIMCO management fee and administrative services fee at the annual rates of 0.49% and 0.20%, respectively, of its net assets.

(32) The Total Annual Portfolio Operating Expenses do not match the Ratio of Expense to Average Net Assets of the Portfolio, as set forth in the Financial Highlights table of the shareholder report, because the Ratio of Expenses to Average Net Assets reflects the operating expenses of the Portfolio and does not include Acquired Fund Fees and Expenses.

(33) "Other Expenses" reflect interest expense. Interest expense is based on the amounts incurred during the Portfolio's most recent fiscal year as a result of entering into certain investments, such as reverse repurchase agreements. This interest expense is required to be treated as an expense of the Portfolio for accounting purposes, but the amount of the interest expense (if any) will vary with the Portfolio's use of those investments (like reverse repurchase agreements) as an investment strategy.

(34) "Management Fees" reflect an advisory and a supervisory and administrative fee payable by the Portfolio to PIMCO.

(35) Reflects projected expenses under a new management contract effective 1/1/2010 and a new expense arrangement, which gives effect to changes in the allocation of certain expenses among the Putnam funds.

(36) Reflects projected expenses under a new management contract effective 1/1/2010.


Certain underlying funds have reserved the right to impose fees when fund shares are redeemed within a specified period of time of purchase ("redemption fees") which are not reflected in the table above. As of the date of this prospectus, none have done so. See The Contracts - Market Timing for a discussion of redemption fees.

For information concerning compensation paid for the sale of the contracts, see Distribution of the Contracts.

EXAMPLES

This Example is intended to help you compare the cost of investing in the contract with the cost of investing in other variable annuity contracts. These costs include contractowner transaction expenses, contract fees, separate account annual expenses, and fund fees and expenses.

The Example assumes that you invest $10,000 in the contract for the time periods indicated. The Example also assumes that your investment has a 5% return each year, the maximum fees and expenses of any of the funds and that the EGMDB and Lincoln Lifetime IncomeSM Advantage at the guaranteed maximum charge are in effect. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

1) If you surrender your contract at the end of the applicable time period:



 1 year   3 years   5 years   10 years
-------- --------- --------- ---------
   $872   $2,590    $4,277    $8,403

2) If you annuitize or do not surrender your contract at the end of the applicable time period:



 1 year   3 years   5 years   10 years
-------- --------- --------- ---------
   $872   $2,590    $4,277    $8,403

For more information, see Charges and Other Deductions in this prospectus, and the prospectuses for the funds. Premium taxes may also apply, although they do not appear in the examples. The examples do not reflect persistency credits. Different fees and expenses not reflected in the examples may be imposed during a period in which regular income payments or annuity payouts are made. See The Contracts - i4LIFE (Reg. TM) Advantage, Guaranteed Income Benefit with i4LIFE (Reg. TM) Advantage, 4LATER (Reg. TM) Guaranteed Income Benefit and Annuity Payouts. These examples should not be considered a representation of past or future expenses. Actual expenses may be more or less than those shown.



Summary of Common Questions
What kind of contract am I buying? It is an individual variable or fixed and/or interest adjusted, if applicable, annuity contract between you and Lincoln New York. This prospectus primarily describes the variable side of the contract. See The Contracts.

What is the variable annuity account (VAA)? It is a separate account we established under New York insurance law, and registered with the SEC as a unit investment trust. VAA assets are allocated to one or more subaccounts, according to your investment choices. VAA assets are not chargeable with liabilities arising out of any other business which we may conduct. See Variable Annuity Account.

What are Asset Allocation Models? Asset allocation models are designed to assist you in deciding how to allocate your purchase payments among the various subaccounts. Each model provides a diversified investment portfolio by combining different asset classes to help it reach its stated investment goal. See The Contracts - Asset Allocation Models.

What are Investment Requirements? If you elect one of the following riders:
Lincoln Lifetime IncomeSM Advantage, 4LATER (Reg. TM) Advantage, the Lincoln SmartSecurity (Reg. TM) Advantage, or i4LIFE (Reg. TM) Advantage with the Guaranteed Income Benefit, you will be subject to certain requirements for your subaccount investments. You will be limited in how much you can invest in certain subaccounts. See The Contracts - Investment Requirements.

What are my investment choices? Based upon your instruction for purchase payments, the VAA applies your purchase payments to buy shares in one or more of the investment options. In turn, each fund holds a portfolio of securities consistent with its investment policy. See Investments of the Variable Annuity Account - Description of the Funds.

Who invests my money? Several different investment advisers manage the investment options. See Investments of the Variable Annuity Account - Description of the Funds.

How does the contract work? If we approve your application, we will send you a contract. When you make purchase payments during the accumulation phase, you buy accumulation units. If you decide to receive an annuity payout, your accumulation units are converted to annuity units. Your annuity payouts will be based on the number of annuity units you receive and the value of each annuity unit on payout days. See The Contracts.

What charges do I pay under the contract? We apply a charge to the daily net asset value of the VAA that consists of a mortality and expense risk charge according to the death benefit you select. There is an administrative charge in addition to the mortality and expense risk charge. See Charges and Other Deductions.

We will deduct any applicable premium tax from purchase payments or contract value unless the governmental entity dictates otherwise at the time the tax is incurred or at another time we choose. We reserve the right to charge a $25 fee for the 13th and each additional transfer during any contract year, excluding automatic dollar cost averaging, portfolio rebalancing and cross-reinvestment transfers. The transfer charge will not be imposed on the first 12 transfers during the contract year.

See Expense Tables and Charges and Other Deductions for additional fees and expenses in these contracts.

The funds' investment management fees, expenses and expense limitations, if applicable, are more fully described in the prospectuses for the funds.

The surrender, withdrawal or transfer of value from a fixed account guaranteed period may be subject to the interest adjustment, if applicable. See Fixed Side of the Contract.

Charges may also be imposed during the regular income or annuity payout period, including i4LIFE (Reg. TM) Advantage, if elected. See The Contracts and Annuity Payouts.

For information about the compensation we pay for sales of contracts, see The Contracts - Distribution of the Contracts.

What purchase payments do I make, and how often? Subject to the minimum and maximum payment amounts, your payments are completely flexible. See The Contracts - Purchase Payments.

What is a persistency credit? For contracts issued on or after July 22, 2005 (or later in some states that have not approved the contract changes), a persistency credit of 0.10% of contract value less purchase payments that have been in the contract less than seven years will be credited on a quarterly basis after the seventh anniversary. See The Contracts - Persistency Credits.

How will my annuity payouts be calculated? If you decide to annuitize, you may select an annuity option and start receiving annuity payouts from your contract as a fixed option or variable option or a combination of both. See Annuity Payouts - Annuity Options. Remember that participants in the VAA benefit from any gain, and take a risk of any loss, in the value of the securities in the funds' portfolios.

What happens if I die before I annuitize? Your beneficiary will receive death benefit proceeds based upon the death benefit you select. Your beneficiary has options as to how the death benefit is paid. In the alternative, you may choose to receive a death benefit on the death of the annuitant. See The Contracts - Death Benefit.

May I transfer contract value between variable options and between the variable and fixed sides of the contract? Yes, subject to currently effective restrictions. For example, transfers made before the annuity commencement date are generally restricted to no more than twelve (12) per contract year. If permitted by your contract, we may discontinue accepting transfers into the fixed side of the contract at any time. See The Contracts - Transfers On or Before the Annuity Commencement Date and Transfers After the Annuity Commencement Date.

What are Living Benefit Riders? Living Benefit riders are optional riders available to purchase for an additional fee. These riders provide different types of minimum guarantees if you meet certain conditions. These riders are the Lincoln SmartSecurity (Reg. TM) Advantage and Lincoln Lifetime IncomeSM Advantage (both of which are withdrawal benefit riders) and 4LATER (Reg. TM) Advantage and i4LIFE (Reg. TM) Advantage (with or without the Guaranteed Income Benefit) (both of which are annuity payout riders). If you select a Living Benefit rider, excess withdrawals may have adverse effects on the benefit (especially during times of poor investment performance), and you will be subject to Investment Requirements (unless you elect i4LIFE (Reg. TM) Advantage without the Guaranteed Income Benefit). These riders are discussed in detail in this prospectus. In addition, there is an overview of these riders that is provided with this prospectus.

What is Lincoln Lifetime IncomeSM Advantage? Lincoln Lifetime IncomeSM Advantage is a rider that you may purchase for an additional charge on or after you have reached age 60 and which provides minimum guaranteed, periodic withdrawals for your life regardless of the investment performance of the contract provided certain conditions are met. Withdrawals are based on the Guaranteed Amount which is equal to the initial purchase payment (or contract value if elected after contract issue). The Guaranteed Amount is not available as a separate benefit upon death or surrender and is increased by subsequent purchase payments, Automatic Annual Step-ups, the 5% Enhancements, and the Step-up to 200% (if applicable to your contract) of the initial Guaranteed Amount and is decreased by withdrawals in accordance with provisions described later in this prospectus. See The Contracts-Lincoln Lifetime IncomeSM Advantage. You may not simultaneously elect Lincoln Lifetime IncomeSM Advantage and another one of the Living Benefit riders. By electing this rider you will be subject to Investment Requirements. See The Contracts - Investment Requirements.

What is the Lincoln SmartSecurity (Reg. TM) Advantage? This benefit, which may be available for purchase at an additional charge, provides a Guaranteed Amount equal to the initial purchase payment (or contract value at the time of election) as adjusted. You may access this benefit through periodic withdrawals. Excess withdrawals will adversely affect the Guaranteed Amount. You cannot simultaneously elect Lincoln SmartSecurity (Reg. TM) Advantage with any other Living Benefit rider. By electing this benefit, you will be subject to Investment Requirements. See The Contracts - Lincoln SmartSecurity (Reg. TM) Advantage.

What is i4LIFE (Reg. TM) Advantage? i4LIFE (Reg. TM) Advantage is an income program, available for purchase at an additional charge, that provides periodic variable lifetime income payments, a death benefit, and the ability to make withdrawals during a defined period of time (Access Period). For an additional charge, you may purchase a minimum payout floor, the Guaranteed Income Benefit. We assess a charge, imposed only during the i4LIFE (Reg. TM) Advantage payout phase, based on the i4LIFE (Reg. TM) Advantage death benefit you choose and whether or not the Guaranteed Income Benefit is in effect.

What is the Guaranteed Income Benefit? The Guaranteed Income Benefit provides a minimum payout floor for your i4LIFE (Reg. TM) regular income payments. The i4LIFE (Reg. TM) Guaranteed Income Benefit is purchased when you elect i4LIFE (Reg. TM) Advantage or any time during the Access Period subject to terms and conditions at that time. 4LATER (Reg. TM) Advantage, Lincoln Smart Security (Reg. TM) Advantage and Lincoln Lifetime IncomeSM Advantage have features that may be used to establish the amount of the Guaranteed Income Benefit. 4LATER (Reg. TM) Advantage is purchased prior to the time you elect i4LIFE (Reg. TM) Advantage and provides a guaranteed value, the Income Base, which can be used to establish the Guaranteed Income Benefit floor in the future. The i4LIFE (Reg. TM) Guaranteed Income Benefit does not have an Income Base; the minimum floor is based on the contract value at the time you elect i4LIFE (Reg. TM) with the Guaranteed Income Benefit. You may use your Guaranteed Amount from Lincoln Smart Security (Reg. TM) Advantage or Lincoln Lifetime IncomeSM Advantage to establish the

Guaranteed Income Benefit at the time you terminate Lincoln Smart Security (Reg. TM) Advantage or Lincoln Lifetime IncomeSM Advantage to purchase i4LIFE (Reg. TM) Advantage. By electing this benefit, you will be subject to Investment Requirements. See The Contracts - i4LIFE (Reg. TM) Advantage Guaranteed Income Benefit, 4LATER (Reg. TM) Advantage Guaranteed Income Benefit, and Lincoln Lifetime IncomeSM Advantage - i4LIFE (Reg. TM) Advantage option.

What is 4LATER (Reg. TM) Advantage? 4LATER (Reg. TM) Advantage, which may be available for purchase at an additional charge, is a way to guarantee today a minimum payout floor (a Guaranteed Income Benefit) in the future for the i4LIFE (Reg. TM) Advantage regular income payments. 4LATER (Reg. TM) Advantage provides an initial Income Base that is guaranteed to increase at a specified percentage over the accumulation period of the annuity. By electing this benefit, you will be subject to Investment Requirements. See The Contracts - 4LATER (Reg. TM) Advantage.

May I surrender the contract or make a withdrawal? Yes, subject to contract requirements and to the restrictions of any qualified retirement plan for which the contract was purchased. See The Contracts - Surrenders and Withdrawals. A portion of surrender or withdrawal proceeds may be taxable. In addition, if you decide to take a distribution before age 591/2, a 10% Internal Revenue Service
(IRS) tax penalty may apply. A surrender or a withdrawal also may be subject to 20% withholding. See Federal Tax Matters.

Do I get a free look at this contract? Yes. You can cancel the contract within ten days of the date you first receive the contract. You need to return the contract, postage prepaid, to our Servicing office. You assume the risk of any market drop on purchase payments you allocate to the variable side of the contract. See Return Privilege.

Where may I find more information about accumulation unit values? Appendix A and B to this prospectus provide more information about accumulation unit values.



Investment Results
At times, the VAA may compare its investment results to various unmanaged indices or other variable annuities in reports to shareholders, sales literature and advertisements. The results will be calculated on a total return basis for various periods. Total returns include the reinvestment of all distributions, which are reflected in changes in unit value. The money market subaccount's yield is based upon investment performance over a 7-day period, which is then annualized.

Note that there can be no assurance that any money market fund will be able to maintain a stable net asset value per share. During extended periods of low interest rates, and due in part to the contract fees and expenses, the yields of any subaccount investing in a money market fund may also become extremely low and possibly negative.

The money market yield figure and annual performance of the subaccounts are based on past performance and do not indicate or represent future performance.



Lincoln Life & Annuity Company of New York
Lincoln New York (the Company) is a stock life insurance company chartered in New Jersey in 1897 and redomesticated to New York on April 2, 2007. Lincoln New York is a subsidiary of The Lincoln National Life Insurance Company (Lincoln
Life). Lincoln Life is an Indiana-domiciled insurance corporation, engaged primarily in the direct issuance of life insurance contracts and annuities. Lincoln Life is wholly owned by Lincoln National Corporation (LNC), a publicly held insurance and financial services holding company incorporated in Indiana. Lincoln New York is obligated to pay all amounts promised to policy owners under the policies.

Depending on when you purchased your contract, you may be permitted to make allocations to the fixed account, which is part of our general account. See The Fixed Side of the Contract. In addition, any guarantees under the contract that exceed your contract value, such as those associated with death benefit options and Living Benefit riders are paid from our general account (not the VAA). Therefore, any amounts that we may pay under the contract in excess of contract value are subject to our financial strength and claims-paying ability and our long-term ability to make such payments. With respect to the issuance of the contracts, Lincoln New York does not file periodic financial reports with the SEC pursuant to the exemption for life insurance companies provided under Rule 12h-7 of the Securities Exchange Act of 1934.

We issue other types of insurance policies and financial products as well, and we also pay our obligations under these products from our assets in the general account. Moreover, unlike assets held in the VAA, the assets of the general account are subject to the general liabilities of the Company and, therefore, to the Company's general creditors. In the event of an insolvency or receivership, payments we make from our general account to satisfy claims under the contract would generally receive the same priority as our other contractowner obligations.

Our Financial Condition. Among the laws and regulations applicable to us as an insurance company are those which regulate the investments we can make with assets held in our general account. In general, those laws and regulations determine the amount and type of investments which we can make with general account assets.

In addition, state insurance regulations require that insurance companies calculate and establish on their financial statements, a specified amount of reserves in order to meet the contractual obligations to pay the claims of our policyholders. In order to meet our claims-paying obligations, we regularly monitor our reserves to ensure we hold sufficient amounts to cover actual or expected contract and claims payments. However, it is important to note that there is no guarantee that we will always be able to meet our claims paying obligations, and that there are risks to purchasing any insurance product.

State insurance regulators also require insurance companies to maintain a minimum amount of capital in excess of liabilities, which acts as a cushion in the event that the insurer suffers a financial impairment, based on the inherent risks in the insurer's operations. These risks include those associated with losses that we may incur as the result of defaults on the payment of interest or principal on assets held in our general account, which include bonds, mortgages, general real estate investments, and stocks, as well as the loss in value of these investments resulting from a loss in their market value.

How to Obtain More Information. We encourage both existing and prospective policyholders to read and understand our financial statements. We prepare our financial statements on both a statutory basis and according to Generally Accepted Accounting Principles (GAAP). Our audited GAAP financial statements, as well as the financial statements of the VAA, are located in the SAI. If you would like a free copy of the SAI, please write to us at: PO Box 2348 , Fort Wayne, IN 46801-2348, or call 1-888-868-2583 . In addition, the Statement of Additional Information is available on the SEC's website at http://www.sec.gov. You may obtain our audited statutory financial statements and any unaudited statutory financial statements that may be available by visiting our website at www.LincolnFinancial.com.

You also will find on our website information on ratings assigned to us by one or more independent rating organizations. These ratings are opinions of an operating insurance company's financial capacity to meet the obligations of its insurance and annuity contracts based on its financial strength and/or claims-paying ability. Additional information about rating agencies is included in the Statement of Additional Information.

Lincoln Financial Group is the marketing name for Lincoln National Corporation (NYSE:LNC) and its affiliates. Through its affiliates, Lincoln Financial Group offers annuities, life, group life and disability insurance, 401(k) and 403(b) plans and comprehensive financial planning and advisory services.



Variable Annuity Account (VAA)
On March 11, 1999, the VAA was established as an insurance company separate account under New York law. It is registered with the SEC as a unit investment trust under the provisions of the Investment Company Act of 1940 (1940 Act). The VAA is a segregated investment account, meaning that its assets may not be charged with liabilities resulting from any other business that we may conduct. Income, gains and losses, whether realized or not, from assets allocated to the VAA are, in accordance with the applicable annuity contracts, credited to or charged against the VAA. They are credited or charged without regard to any other income, gains or losses of Lincoln New York. We are the issuer of the contracts and the obligations set forth in the contract, other than those of the contractowner, are ours. The VAA satisfies the definition of a separate account under the federal securities laws. We do not guarantee the investment performance of the VAA. Any investment gain or loss depends on the investment performance of the funds. You assume the full investment risk for all amounts placed in the VAA.

The VAA is used to support other annuity contracts offered by us in addition to the contracts described in this prospectus. The other annuity contracts supported by the VAA generally invest in the same funds as the contracts described in this prospectus. These other annuity contracts may have different charges that could affect the performance of their subaccounts, and they offer different benefits.



Financial Statements
The December 31, 2009 financial statements of the VAA and the December 31, 2009 financial statements of Lincoln New York are located in the SAI. If you would like a free copy of the SAI, complete and mail the request on the last page of this prospectus, or call 1-888-868-2583.



Investments of the Variable Annuity Account
You decide the subaccount(s) to which you allocate purchase payments. There is a separate subaccount which corresponds to each class of each fund. You may change your allocation without penalty or charges. Shares of the funds will be sold at net asset value with no initial sales charge to the VAA in order to fund the contracts. The funds are required to redeem fund shares at net asset value upon our request.

Investment Advisers

As compensation for its services to the fund, the investment adviser receives a fee from the fund which is accrued daily and paid monthly. This fee is based on the net assets of each fund, as defined in the prospectus for the fund.


Certain Payments We Receive with Regard to the Funds

With respect to a fund, including affiliated funds, the adviser and/or distributor, or an affiliate thereof, may make payments to us (or an affiliate). It is anticipated that such payments will be based on a percentage of assets of the particular fund attributable to the contracts along with certain other variable contracts issued or administered by us (or an affiliate). These percentages are negotiated and vary with each fund. Some funds may pay us significantly more than other funds and the amount we receive may be substantial. These percentages currently range up to 0.50%, and as of the date of this prospectus, we were receiving payments from each fund family. We (or our affiliates) may profit from these payments or use these payments for a variety of purposes, including payment of expenses that we (and our affiliates) incur in promoting, marketing, and administering the contracts and, in our role as intermediary, the funds. These payments may be derived, in whole or in part, from the investment advisory fee deducted from fund assets. Contractowners, through their indirect investment in the funds, bear the costs of these investment advisory fees (see the funds' prospectuses for more information). Additionally, a fund's adviser and/or distributor or its affiliates may provide us with certain services that assist us in the distribution of the contracts and may pay us and/or certain affiliates amounts for marketing programs and sales support, as well as amounts to participate in training and sales meetings.

The AllianceBernstein, American Century, American Funds, BlackRock, Delaware, DWS, Fidelity, Franklin Templeton, Invesco, Janus, Lincoln, MFS, PIMCO and Putnam Funds offered as part of this contract make payments to us under their distribution plans (12b-1 plans). The payment rates range up to 0.35% based on the amount of assets invested in those funds. Payments made out of the assets of the fund will reduce the amount of assets that otherwise would be available for investment, and will reduce the fund's investment return. The dollar amount of future asset-based fees is not predictable because these fees are a percentage of the fund's average net assets, which can fluctuate over time. If, however, the value of the fund goes up, then so would the payment to us (or our affiliates). Conversely, if the value of the funds goes down, payments to us or our affiliates would decrease.


Description of the Funds

Each of the subaccounts of the VAA is invested solely in shares of one of the funds available under the contract. Each fund may be subject to certain investment policies and restrictions which may not be changed without a majority vote of shareholders of that fund.

We select the funds offered through the contract based on several factors, including, without limitation, asset class coverage, the strength of the manager's reputation and tenure, brand recognition, performance, and the capability and qualification of each sponsoring investment firm. Another factor we consider during the initial selection process is whether the fund or an affiliate of the fund will make payments to us or our affiliates. We review each fund periodically after it is selected. Upon review, we may remove a fund or restrict allocation of additional purchase payments to a fund if we determine the fund no longer meets one or more of the factors and/or if the fund has not attracted significant contractowner assets. Finally, when we develop a variable annuity product in cooperation with a fund family or distributor (e.g., a "private label" product), we generally will include funds based on recommendations made by the fund family or distributor, whose selection criteria may differ from our selection criteria.

Certain funds offered as part of this contract have similar investment objectives and policies to other portfolios managed by the adviser. The investment results of the funds, however, may be higher or lower than the other portfolios that are managed by the adviser or sub-adviser. There can be no assurance, and no representation is made, that the investment results of any of the funds will be comparable to the investment results of any other portfolio managed by the adviser or sub-adviser, if applicable.

Certain funds invest substantially all of their assets in other funds. As a result, you will pay fees and expenses at both fund levels. This will reduce your investment return. These arrangements are referred to as funds of funds or master-feeder funds. Funds of funds or master-feeder structures may have higher expenses than funds that invest directly in debt or equity securities.

Following are brief summaries of the fund descriptions. More detailed information may be obtained from the current prospectus for the fund. You should read each fund prospectus carefully before investing. Prospectuses for each fund are available by contacting us. In addition, if you receive a summary prospectus for a fund, you may obtain a full statutory prospectus by referring to the contact information for the fund company on the cover page of the summary prospectus. Please be advised that there is no assurance that any of the funds will achieve their stated objectives.


AIM Variable Insurance Funds (Invesco Variable Insurance Funds), advised by Invesco Advisers, Inc.

  o Capital Appreciation Fund: Capital appreciation.
     This fund is not offered in contracts issued on or after May 24, 2004.

  o Core Equity Fund: Long-term growth.
     This fund is not offered in contracts issued on or after May 24, 2004.

  o International Growth Fund: Long-term growth.
     This fund is not offered in contracts issued on or after May 24, 2004.


AllianceBernstein Variable Products Series Fund, advised by AllianceBernstein,
    L.P.

  o AllianceBernstein VPS Global Thematic Growth Portfolio: Long-term growth.

  o AllianceBernstein VPS Growth and Income Portfolio: Long-term growth.

  o AllianceBernstein VPS International Value Portfolio: Long-term growth.

  o AllianceBernstein VPS Large Cap Growth Portfolio: Long-term growth. This fund is not offered in contracts issued on or after June 6, 2005.

  o AllianceBernstein VPS Small/Mid Cap Value Portfolio: Long-term growth.


American Century Investments Variable Products, advised by American Century Investment Management, Inc.

  o Inflation Protection Fund: Long-term total return.


American Funds Insurance SeriesSM, advised by Capital Research and Management Company

  o Global Growth Fund: Long-term growth.

  o Global Small Capitalization Fund: Long-term growth.

  o Growth Fund: Long-term growth.

  o Growth-Income Fund: Growth and income.

  o International Fund: Long-term growth.


BlackRock Variable Series Funds, Inc.,advised by BlackRock Advisors, LLC and subadvised by BlackRock Investment Management, LLC

  o BlackRock Global Allocation V.I. Fund: High total return.


Delaware VIP Trust, advised by Delaware Management Company*

  o Diversified Income Series: Total return.

  o Emerging Markets Series: Capital appreciation.

  o High Yield Series: Total return.

  o Limited-Term Diversified Income Series: Total return.

  o REIT Series: Total return.

  o Small Cap Value Series: Capital appreciation.

  o Trend Series: Capital appreciation.

  o U.S. Growth Series: Capital appreciation.

  o Value Series: Capital appreciation.

*Investments in any of the funds offered under the Delaware VIP Trust are not and will not be deposits with or liabilities of Macquarie Bank Limited ABN 46 008 583 542 and its holding companies including their subsidiaries or related companies (the "Macquarie Group") and are subject to investment risk, including possible delays in repayment and loss of income and capital invested. No Macquarie Group company guarantees or will guarantee the performance of any of the funds offered under the Delaware VIP Trust, the repayment of capital from any of the funds offered under the Delaware VIP Trust or any particular rate of return.


DWS Investments VIT Funds, advised by Deutsche Investment Management Americas, Inc. and subadvised by Northern Trust Investments, Inc.

  o DWS Equity 500 Index VIP: Capital appreciation.
     This fund is not offered in contracts issued on or after June 4, 2007.

  o DWS Small Cap Index VIP: Capital appreciation.
     This fund is not offered in contracts issued on or after June 4, 2007.


DWS Variable Series II, advised by Deutsche Investment Management Americas,
    Inc. and subadvised by RREEF America L.L.C.

  o DWS Alternative Asset Allocation Plus VIP Portfolio: Capital Appreciation


Fidelity (Reg. TM) Variable Insurance Products, advised by Fidelity Management and Research Company and subadvised by FMR CO., Inc.

  o Contrafund (Reg. TM) Portfolio: Long-term capital appreciation.

  o Equity-Income Portfolio: Reasonable income.
     This fund is not offered in contracts issued on or after June 6, 2005.

  o Growth Portfolio: Capital appreciation.

  o Mid Cap Portfolio: Long-term growth.

  o Overseas Portfolio: Long-term growth.


Franklin Templeton Variable Insurance Products Trust, advised by Franklin Advisers, Inc. for the Franklin Income Securities Fund, the Franklin Small-Mid Cap Growth Securities Fund, and the Templeton Global Bond Securities Fund, and by Templeton Global Advisors Limited for the Templeton Growth Securities Fund, and by Franklin Mutual Advisers, LLC for the Mutual Shares Securities Fund.

  o Franklin Income Securities Fund: Current income.

  o Franklin Small-Mid Cap Growth Securities Fund: Long-term capital growth.

  o Mutual Shares Securities Fund: Capital appreciation.

  o Templeton Global Bond Securities Fund: High current income.
     This fund is not offered in contracts issued on or after June 30, 2009.

  o Templeton Growth Securities Fund: Long-term capital growth.
    (Subadvised by Templeton Asset Management Limited)
    This fund is not offered in contracts issued on or after June 4, 2007.


Janus Aspen Series, advised by Janus Capital Management LLC

  o Balanced Portfolio: Maximum real return.
     This fund is not offered in contracts issued on or after June 6, 2005.

  o Enterprise Portfolio: Long-term growth.
     This fund is not offered in contracts issued on or after June 6, 2005.

  o Worldwide Portfolio: Long-term growth.
     This fund is not offered in contracts issued on or after May 24, 2004.


Lincoln Variable Insurance Products Trust, advised by Lincoln Investment Advisors Corporation.

  o LVIP Baron Growth Opportunities Fund: Capital appreciation.
     (Subadvised by BAMCO, Inc.)

  o LVIP Capital Growth Fund: Capital growth.
     (Subadvised by Wellington Management)

  o LVIP Cohen & Steers Global Real Estate Fund: Total Return.
     (Subadvised by Cohen & Steers Capital Management)

  o LVIP Columbia Value Opportunities Fund: Long-term capital appreciation. (Subadvised by Columbia Management Advisors, LLC)

  o LVIP Delaware Bond Fund: Current income.
     (Subadvised by Delaware Management Company)*

  o LVIP Delaware Foundation (Reg. TM) Aggressive Allocation Fund: Long-term capital growth.
     (Subadvised by Delaware Management Company)*
     This fund is not offered in contracts issued on or after June 30, 2009.

  o LVIP Delaware Growth and Income Fund: Capital appreciation.
     (Subadvised by Delaware Management Company)*

  o LVIP Delaware Social Awareness Fund: Capital appreciation.
     (Subadvised by Delaware Management Company)*

  o LVIP Delaware Special Opportunities Fund: Capital appreciation. (Subadvised by Delaware Management Company)*

  o LVIP Global Income Fund: Current income consistent with preservation of capital.
     (Subadvised by Mondrian Investment Partners Limited and Franklin Advisors, Inc.)

  o LVIP Janus Capital Appreciation Fund: Long-term growth.
     (Subadvised by Janus Capital Management LLC)

  o LVIP Marsico International Growth Fund: Long-term capital appreciation. (Subadvised by Marsico Capital Management, LLC)

  o LVIP MFS Value Fund: Capital appreciation.
     (Subadvised by Massachusetts Financial Services Company)

  o LVIP Mid-Cap Value Fund: Long-term capital appreciation.
     (Subadvised by Wellington Management)

  o LVIP Mondrian International Value Fund: Long-term capital appreciation. (Subadvised by Mondrian Investment Partners Limited)

  o LVIP Money Market Fund: Current income/Preservation of capital. (Subadvised by Delaware Management Company)*

  o LVIP SSgA Bond Index Fund: Replicate Barclays Aggregate Bond Index (Sub-advised by SSgA Funds Management, Inc.)

  o LVIP SSgA Developed International 150 Fund: Long-term capital appreciation.

     (Sub-advised by SSgA Funds Management, Inc.)

  o LVIP SSgA Emerging Markets 100 Fund: Long-term capital appreciation. (Sub-advised by SSgA Funds Management, Inc.)

  o LVIP SSgA International Index Fund: Replicate broad foreign index. (Sub-advised by SSgA Funds Management, Inc.)

  o LVIP SSgA Large Cap 100 Fund: Long-term capital appreciation.
     (Sub-advised by SSgA Funds Management, Inc.)

  o LVIP SSgA Small/Mid Cap 200 Fund: Long-term capital appreciation. (Sub-advised by SSgA Funds Management, Inc.)

  o LVIP SSgA S&P 500 Index Fund: Replicate S&P 500 Index.
     (Sub-advised by SSgA Funds Management, Inc.)

  o LVIP SSgA Small-Cap Index Fund: Replicate Russell 2000 Index.
     (Sub-advised by SSgA Funds Management, Inc.)

  o LVIP T. Rowe Price Growth Stock Fund: Long-term growth of capital. (Subadvised by T. Rowe Price Associates, Inc.)

  o LVIP T. Rowe Price Structured Mid-Cap Growth Fund: Maximum capital appreciation.
     (Subadvised by T. Rowe Price Associates, Inc.)

  o LVIP Templeton Growth Fund: Long-term growth of capital.
     (Subadvised by Templeton Investment Counsel, LLC)

  o LVIP Turner Mid-Cap Growth Fund: Capital appreciation.
     (Subadvised by Turner Investment Partners)

  o LVIP Wells Fargo Intrinsic Value Fund: Income.
    (Subadvised by Metropolitan West Capital Management)
     (formerly LVIP FI Equity-Income Fund)
     This fund is only offered in contracts issued on or after June 6, 2005.

  o LVIP Wilshire 2010 Profile Fund: Total return; a fund of funds. (Subadvised by Wilshire Associates Incorporated)
     This fund is not offered in contracts issued on or after June 30, 2009.

  o LVIP Wilshire 2020 Profile Fund: Total return; a fund of funds. (Subadvised by Wilshire Associates Incorporated)
     This fund is not offered in contracts issued on or after June 30, 2009.

  o LVIP Wilshire 2030 Profile Fund: Total return; a fund of funds. (Subadvised by Wilshire Associates Incorporated)
     This fund is not offered in contracts issued on or after June 30, 2009.

  o LVIP Wilshire 2040 Profile Fund: Total return; a fund of funds. (Subadvised by Wilshire Associates Incorporated)
     This fund is not offered in contracts issued on or after June 30, 2009.

  o LVIP Wilshire Aggressive Profile Fund: Long-term growth of capital; a fund of funds.
     (Subadvised by Wilshire Associates Incorporated)

  o LVIP Wilshire Conservative Profile Fund: Current income; a fund of funds. (Subadvised by Wilshire Associates Incorporated)

  o LVIP Wilshire Moderate Profile Fund: Growth and income; a fund of funds. (Subadvised by Wilshire Associates Incorporated)

  o LVIP Wilshire Moderately Aggressive Profile Fund: Growth and income; a fund of funds.
     (Subadvised by Wilshire Associates Incorporated)

*Investments in any of the funds sub-advised by Delaware Management Company and offered under the LVIP Trust are not and will not be deposits with or liabilities of Macquarie Bank Limited ABN 46 008 583 542 and its holding companies including their subsidiaries or related companies (the "Macquarie Group") and are subject to investment risk, including possible delays in repayment and loss of income and capital invested. No Macquarie Group company guarantees or will guarantee the performance of any of the funds sub-advised by Delaware Management Company and offered under the LVIP Trust, the repayment of capital from any of the funds sub-advised by Delaware Management Company and offered under the LVIP Trust or any particular rate of return.


MFS (Reg. TM) Variable Insurance TrustSM, advised by Massachusetts Financial
    Services Company

  o Core Equity Series: Capital appreciation.
     This fund is not offered in contracts issued on or after June 6, 2005.

  o Growth Series: Capital appreciation.

  o Total Return Series: Total return.

  o Utilities Series: Total return.


Neuberger Berman Advisers Management Trust, advised by Neuberger Berman Management, Inc. and subadvised by Neuberger Berman, LLC

  o Mid-Cap Growth Portfolio: Capital appreciation.
     This fund is not offered in contracts issued on or after June 4, 2007.

  o Regency Portfolio: Long-term growth.
     This fund is not offered in contracts issued on or after June 4, 2007.


PIMCO Variable Insurance Trust, advised by PIMCO

  o PIMCO VIT CommodityRealReturn (Reg. TM) Strategy Portfolio: Maximum real return.


Putnam Variable Trust, advised by Putnam Investment Management, LLC and subadvised by Putnam Investments Limited.

  o Global Health Care Fund: Capital appreciation.
     This fund is not offered in contracts issued on or after May 24, 2004.

  o Growth & Income Fund: Capital growth and current income.
     This fund is not offered in contracts issued on or after May 24, 2004.


Fund Shares

We will purchase shares of the funds at net asset value and direct them to the appropriate subaccounts of the VAA. We will redeem sufficient shares of the appropriate funds to pay annuity payouts, death benefits, surrender/withdrawal proceeds or for other purposes described in the contract. If you want to transfer all or part of your investment from one subaccount to another, we may redeem shares held in the first and purchase shares of the other. Redeemed shares are retired, but they may be reissued later.

Shares of the funds are not sold directly to the general public. They are sold to us, and may be sold to other insurance companies, for investment of the assets of the subaccounts established by those insurance companies to fund variable annuity and variable life insurance contracts.

When a fund sells any of its shares both to variable annuity and to variable life insurance separate accounts, it is said to engage in mixed funding. When a fund sells any of its shares to separate accounts of unaffiliated life insurance companies, it is said to engage in shared funding.

The funds currently engage in mixed and shared funding. Therefore, due to differences in redemption rates or tax treatment, or other considerations, the interest of various contractowners participating in a fund could conflict. Each of the fund's Board of Directors will monitor for the existence of any material conflicts, and determine what action, if any, should be taken. The funds do not foresee any disadvantage to contractowners arising out of mixed or shared funding. If such a conflict were to occur, one of the separate accounts might withdraw its investment in a fund. This might force a fund to sell portfolio securities at disadvantageous prices. See the prospectuses for the funds.


Reinvestment of Dividends and Capital Gain Distributions

All dividends and capital gain distributions of the funds are automatically reinvested in shares of the distributing funds at their net asset value on the date of distribution. Dividends are not paid out to contractowners as additional units, but are reflected as changes in unit values.

Addition, Deletion or Substitution of Investments

We reserve the right, within the law, to make certain changes to the structure and operation of the VAA at our discretion and without your consent. We may add, delete, or substitute funds for all contractowners or only for certain classes of contractowners. New or substitute funds may have different fees and expenses, and may only be offered to certain classes of contractowners.

Substitutions may be made with respect to existing investments or the investment of future purchase payments, or both. We may close subaccounts to allocations of purchase payments or contract value, or both, at any time in our sole discretion. The funds, which sell their shares to the subaccounts pursuant to participation agreements, also may terminate these agreements and discontinue offering their shares to the subaccounts. Substitutions might also occur if shares of a fund should no longer be available, or if investment in any fund's shares should become inappropriate, in the judgment of our management, for the purposes of the contract, or for any other reason in our sole discretion and, if required, after approval from the SEC.

We also may:
 o remove, combine, or add subaccounts and make the new subaccounts available to you at our discretion;
 o transfer assets supporting the contracts from one subaccount to another or from the VAA to another separate account;
 o combine the VAA with other separate accounts and/or create new separate accounts;
 o deregister the VAA under the 1940 Act; and
 o operate the VAA as a management investment company under the 1940 Act or as any other form permitted by law.

We may modify the provisions of the contracts to reflect changes to the subaccounts and the VAA and to comply with applicable law. We will not make any changes without any necessary approval by the SEC. We will also provide you written notice.



Charges and Other Deductions
We will deduct the charges described below to cover our costs and expenses, services provided and risks assumed under the contracts. We incur certain costs and expenses for the distribution and administration of the contracts and for providing the benefits payable thereunder.

Our administrative services include:
 o processing applications for and issuing the contracts;
 o processing purchases and redemptions of fund shares as required (including dollar cost averaging, cross-reinvestment, portfolio rebalancing, and automatic withdrawal services - See Additional Services and the SAI for more information on these programs);
 o maintaining records;
 o administering annuity payouts;
 o furnishing accounting and valuation services (including the calculation and monitoring of daily subaccount values);
 o reconciling and depositing cash receipts;
 o providing contract confirmations;
 o providing toll-free inquiry services; and
 o furnishing telephone and electronic fund transfer services.

The risks we assume include:
 o the risk that annuitants receiving annuity payouts under contracts live longer than we assumed when we calculated our guaranteed rates (these rates are incorporated in the contract and cannot be changed);
 o the risk that death benefits paid will exceed the actual contract value;
 o the risk that lifetime payments to individuals from Lincoln SmartSecurity (Reg. TM) Advantage or Lincoln Lifetime IncomeSM Advantage will exceed the contract value;
 o the risk that, if the i4LIFE (Reg. TM) Advantage with the Guaranteed Income Benefit or 4LATER (Reg. TM) Guaranteed Income Benefit is in effect, the required income payments will exceed the account value; and
 o the risk that our costs in providing the services will exceed our revenues from contract charges (which we cannot change).

The amount of a charge may not necessarily correspond to the costs associated with providing the services or benefits indicated by the description of the charge. Any remaining expenses will be paid from our general account which may consist, among other things, of proceeds derived from mortality and expense risk charges deducted from the account. We may profit from one or more of the fees and charges deducted under the contract. We may use these profits for any corporate purpose, including financing the distribution of the contracts.

Deductions from the VAA

We apply to the average daily net asset value of the subaccounts a charge which is equal to an annual rate of:


                                           With Enhanced              Guarantee of
                                           Guaranteed Minimum         Principal Death
                                           Death Benefit (EGMDB)      Benefit (GOP)       Account Value Death Benefit
                                           -----------------------    ----------------    ----------------------------
o   Mortality and expense risk charge              1.85%                   1.60%                     1.55%
o   Administrative charge                          0.10%                   0.10%                     0.10%
                                                    ----                    ----                      ----
o   Total annual charge for each
    subaccount**                                   1.95%                   1.70%                     1.65%

**For contracts purchased before July 22, 2005, the total annual charges are as follows: EGMDB 1.65%; Guarantee of Principal 1.55% Account Value N/A.


Account Fee

During the accumulation period, we will deduct $30 from the contract value on each contract anniversary to compensate us for the administrative services provided to you; this $30 account fee will also be deducted from the contract value upon surrender. This fee will be waived after the fifteenth contract year. The account fee will be waived for any contract with a contract value that is equal to or greater than $100,000 on the contract anniversary.


Transfer Fee

We reserve the right to charge a $25 fee for the 13th and each additional transfer during any contract year, excluding automatic dollar cost averaging, portfolio rebalancing and cross-reinvestment transfers. The transfer charge will not be imposed on the first 12 transfers during the contract year.


Rider Charges

A fee or expense may also be deducted in connection with any benefits added to the contract by rider or endorsement.

Lincoln Lifetime IncomeSM Advantage Charge. While this Rider is in effect, there is a charge for the Lincoln Lifetime IncomeSM Advantage, if elected. The Rider charge is currently equal to an annual rate of 0.90% of the Guaranteed Amount (0.225% quarterly) for the Lincoln Lifetime IncomeSM Advantage. For riders purchased before January 20, 2009, the current annual percentage charge will increase from 0.75% to 0.90% upon the earlier of (a) the next Automatic Annual Step-up of the Guaranteed Amount or (b) the next Benefit Year anniversary if cumulative purchase payments received after the first Benefit Year anniversary equal or exceed $100,000. See The Contracts - Lincoln Lifetime IncomeSM Advantage - Guaranteed Amount for a description of the calculation of the Guaranteed Amount.

The charge is applied to the Guaranteed Amount as increased for subsequent purchase payments, Automatic Annual Step-ups, 5% Enhancements, and the 200% Step-up and decreased for withdrawals. The 200% Step-up is not available for Riders purchased on or after October 5, 2009. We will deduct the cost of this Rider from the contract value on a quarterly basis, with the first deduction occurring on the valuation date on or next following the three-month anniversary of the effective date of the Rider. This deduction will be made in proportion to the value in each subaccount of the contract on the valuation date the Rider charge is assessed. The amount we deduct will increase or decrease as the Guaranteed Amount increases or decreases, because the charge is based on the Guaranteed Amount. Refer to the Lincoln Lifetime IncomeSM Advantage Guaranteed Amount section for a discussion and example of the impact of the changes to the Guaranteed Amount.

The annual Rider percentage charge may increase each time the Guaranteed Amount increases as a result of the Automatic Annual Step-up, but the charge will never exceed the guaranteed maximum annual percentage charge of 1.50% of the Guaranteed Amount. Therefore, your percentage charge for this Rider could increase every Benefit Year anniversary. If your percentage charge is increased, you may opt out of the Automatic Annual Step-up by giving us notice within 30 days after the Benefit Year anniversary if you do not want your percentage charge to change. This opt out will only apply for this particular Automatic Annual Step-up and is not available if additional purchase payments would cause your charge to increase (see below). You will need to notify us each time the percentage charge increases if you do not want the Automatic Annual Step-up.

An increase in the Guaranteed Amount as a result of the 5% Enhancement or 200% Step-up will not cause an increase in the annual Rider percentage charge but will increase the dollar amount of charge.

Once cumulative additional purchase payments into your annuity contract after the first Benefit Year exceed $100,000, any additional purchase payment will potentially cause the charge for your Rider to change to the current charge in effect on the next Benefit Year anniversary, but the charge will never exceed the guaranteed maximum annual charge. The new charge will become effective on the Benefit Year anniversary.

The Rider charge will be discontinued upon termination of the Rider. The pro-rata amount of the Rider charge will be deducted upon termination of the Rider (except for death) or surrender of the contract.

If the Guaranteed Amount is reduced to zero while the contractowner is receiving a lifetime Maximum Annual Withdrawal, no rider charge will be deducted.

Lincoln SmartSecurity (Reg. TM) Advantage Charge. While this Rider is in effect, there is a charge for the Lincoln SmartSecurity (Reg. TM) Advantage, if elected. The Rider charge is currently equal to an annual rate of:

1) 0.65% of the Guaranteed Amount (0.1625% quarterly) for the Lincoln SmartSecurity (Reg. TM) Advantage - 5 Year Elective Step-up option (for riders purchased before January 20, 2009, the current annual percentage charge will increase from 0.45% to 0.65% upon the next election of a step-up of the Guaranteed Amount); or

2) 0.65% of the Guaranteed Amount (0.1625% quarterly) for the Lincoln SmartSecurity (Reg. TM) Advantage - 1 Year Automatic Step-up, Single Life option (and also the prior version of Lincoln SmartSecurity (Reg. TM) Advantage
- 1 Year Automatic Step-up); or

3) 0.80% of the Guaranteed Amount (0.2000% quarterly) for the Lincoln SmartSecurity (Reg. TM) Advantage - 1 Year Automatic Step-up, Joint Life option. See The Contracts - Lincoln SmartSecurity (Reg. TM) Advantage - Guaranteed Amount for a description of the calculation of the Guaranteed Amount.

If you purchase this Rider in the future, the percentage charge will be the current charge in effect at the time of purchase. As of January 16, 2009, the Lincoln SmartSecurity (Reg. TM) Advantage - 5 Year Elective Step-up Option is no longer available for purchase.

The charge is applied to the Guaranteed Amount as adjusted. We will deduct the cost of this Rider from the contract value on a quarterly basis, with the first deduction occurring on the valuation date on or next following the three-month anniversary of the effective date of the Rider. This deduction will be made in proportion to the value in each subaccount of the contract on the valuation date the Rider charge is assessed. The amount we deduct will increase or decrease as the Guaranteed Amount increases or decreases, because the charge is based on the Guaranteed Amount. Refer to the Lincoln SmartSecurity (Reg. TM) Advantage, Guaranteed Amount section, for a discussion and example of the impact of changes to the Guaranteed Amount.

Under the Lincoln SmartSecurity (Reg. TM) Advantage - 1 Year Automatic Step-up option, the annual Rider percentage charge will not change upon each automatic step-up of the Guaranteed Amount for the 10-year period.

If you elect to step-up the Guaranteed Amount for another step-up period (including if we administer the step-up election for you or if you make a change from a Joint Life to a Single Life option after a death or divorce), a pro-rata deduction of the Rider charge based on the Guaranteed Amount immediately prior to the step-up will be made on the valuation date of the step-up. This deduction covers the cost of the Rider from the time of the previous deduction to the date of the step-up. After a contractowner's step-up, we will deduct the Rider charge for the stepped-up Guaranteed Amount on a quarterly basis, beginning on the valuation date on or next following the three-month anniversary of the step-up. At the time of the elected step-up, the Rider percentage charge will change to the current charge in effect at that time (if the current charge has changed), but it will never exceed the guaranteed maximum annual percentage charge of 0.95% of the Guaranteed Amount for the Lincoln SmartSecurity (Reg. TM) Advantage - 5 Year Elective Step-up option or 1.50% of the Guaranteed Amount for the Lincoln SmartSecurity (Reg.
TM) Advantage - 1 Year Automatic Step-up option. If you never elect to step-up your Guaranteed Amount, your Rider percentage charge will never change, although the amount we deduct will change as the Guaranteed Amount changes. The Rider charge will be discontinued upon the earlier of the annuity commencement date, election of i4LIFE (Reg. TM) Advantage or termination of the Rider. The pro-rata amount of the Rider charge will be deducted upon termination of the Rider or surrender of the contract.

Rider Charge Waiver. For the Lincoln SmartSecurity (Reg. TM) Advantage - 5 Year Elective Step-up option, after the later of the fifth anniversary of the effective date of the Rider or the fifth anniversary of the most recent step-up of the Guaranteed Amount, the Rider charge may be waived. For the Lincoln SmartSecurity (Reg. TM) Advantage - 1 Year Automatic Step-up option, no Rider charge waiver is available with the Single Life and Joint Life options. The earlier version of the Lincoln SmartSecurity (Reg. TM) Advantage - 1 Year Automatic Step-up option has a waiver charge provision which may occur after the fifth Benefit Year anniversary following the last automatic step-up opportunity.

Whenever the above conditions are met, on each valuation date the Rider charge is to be deducted, if the total withdrawals from the contract have been less than or equal to 10% of the sum of: (1) the Guaranteed Amount on the effective date of this Rider or on the most recent step-up date; and (2) purchase payments made after the step-up, then the quarterly Rider charge will be waived. If the withdrawals have been more than 10%, then the Rider charge will not be waived.

4LATER (Reg. TM) Advantage Charge. Prior to the periodic income commencement date (which is defined as the valuation date the initial regular income payment under i4LIFE (Reg. TM) Advantage is determined), the annual 4LATER (Reg. TM) charge is currently 0.65% of the Income Base. For riders purchased before January 20, 2009, the current annual percentage charge will increase from 0.50% to 0.65% upon the next election to reset the Income Base. The Income Base (an amount equal to the initial purchase payment or contract value at the time of election), as adjusted, is a value that will be used to calculate the 4LATER (Reg. TM) Guaranteed Income Benefit. An amount equal to the quarterly 4LATER (Reg. TM) Rider charge multiplied by the Income Base will be deducted from the subaccounts on every third month anniversary of the later of the 4LATER (Reg.
TM) Rider Effective Date or the most recent reset of the Income Base. This deduction will be made in proportion to the value in each subaccount on the valuation date the 4LATER (Reg. TM) Rider charge is assessed. The amount we deduct will increase as the Income Base increases, because the charge is based on the Income Base. As described in more detail below, the only time the

Income Base will change is when there are additional purchase payments, withdrawals, automatic enhancements at the end of the 3-year waiting periods or in the event of a Reset to the current Account Value. If you purchase 4LATER (Reg. TM) in the future, the percentage charge will be the charge in effect at the time you elect 4LATER (Reg. TM).

Upon a reset of the Income Base, a pro-rata deduction of the 4LATER (Reg. TM) Rider charge based on the Income Base immediately prior to the reset will be made on the valuation date of the reset. This deduction covers the cost of the 4LATER (Reg. TM) Rider from the time of the previous deduction to the date of the reset. After the reset, we will deduct the 4LATER (Reg. TM) Rider charge for the reset Income Base on a quarterly basis, beginning on the valuation date on or next following the three month anniversary of the reset. At the time of the reset, the annual charge will be the current charge in effect for new purchases of 4LATER (Reg. TM) at the time of reset, not to exceed the guaranteed maximum charge of 1.50% of the Income Base. If you never elect to reset your Income Base, your 4LATER (Reg. TM) Rider percentage charge will never change, although the amount we deduct will change as your Income Base changes.

Prior to the periodic income commencement date, a pro-rata amount of the 4LATER (Reg. TM) Rider charge will be deducted upon termination of the 4LATER (Reg.
TM) Rider for any reason other than death. On the periodic income commencement date, a pro-rata deduction of the 4LATER (Reg. TM) Rider charge will be made to cover the cost of 4LATER (Reg. TM) since the previous deduction.

i4LIFE (Reg. TM) Advantage Charge. i4LIFE (Reg. TM) Advantage is subject to a charge (imposed during the i4LIFE (Reg. TM) Advantage payout phase), computed daily of the Account Value. The annual rate of the i4LIFE (Reg. TM) Advantage charge is: 2.05% for the i4LIFE (Reg. TM) Advantage Account Value death benefit; 2.10% for the i4LIFE (Reg. TM) Advantage Guarantee of Principal death benefit; and 2.35% for the i4LIFE (Reg. TM) Advantage EGMDB. This charge consists of a mortality and expense risk and administrative charge (charges for the Guaranteed Income Benefit are not included and are listed below). i4LIFE (Reg. TM) Advantage and the charge will begin on the periodic income commencement date which is the valuation date on which the regular income payment is determined.

i4LIFE (Reg. TM) Advantage Guaranteed Income Benefit Charge. The i4LIFE (Reg.
TM) Advantage Guaranteed Income Benefit is subject to a current annual charge of 0.50% of the Account Value, which is added to the i4LIFE (Reg. TM) Advantage charge for a total current percentage charge of the Account Value, computed daily as follows: 2.55% for the i4LIFE (Reg. TM) Advantage Account Value death benefit; 2.60% for the i4LIFE (Reg. TM) Advantage Guarantee of Principal death benefit; and 2.85% for the i4LIFE (Reg. TM) Advantage EGMDB.

The Guaranteed Income Benefit percentage charge will not change unless you elect an additional step-up period during which the Guaranteed Income Benefit is stepped-up to 75% of the current regular income payment (described later in the i4LIFE (Reg. TM) Advantage section of this prospectus). At the time you elect a new step-up period, the percentage charge will change to the current charge in effect at that time (if the current charge has changed) up to the guaranteed maximum annual charge of 1.50% of the Account Value. If we automatically administer the step-up period election for you and your percentage charge is increased, you may ask us to reverse the step-up period election by giving us notice within 30 days after the date on which the step-up period election occurred. If we receive this notice, we will decrease the percentage charge on a going forward basis, to the percentage charge in effect before the step-up period election occurred. You will have no more step-ups unless you notify us that you wish to start a new step-up period (described later in the i4LIFE (Reg. TM) Advantage section of this prospectus).

After the periodic income commencement date, if the Guaranteed Income Benefit is terminated, the Guaranteed Income Benefit annual charge will also terminate.


4LATER (Reg. TM) Guaranteed Income Benefit Charge. The 4LATER (Reg. TM) Guaranteed Income Benefit which is purchased with i4LIFE (Reg. TM) Advantage is subject to a current annual charge of 0.65% of the Account Value, which is added to the i4LIFE (Reg. TM) Advantage charge for a total current percentage charge of the Account Value, computed daily as follows: 2.70% for the i4LIFE (Reg. TM) Account Value death benefit; 2.75% for the i4LIFE (Reg. TM) Advantage Guarantee of Principal death benefit; and 3.00% for the EGMDB. (For riders purchased before January 20, 2009, the current annual percentage charge is 0.50%, but will increase to 0.65% upon the next election to reset the Income Base.) These charges apply only during the i4LIFE (Reg. TM) Advantage payout phase.

On and after the periodic income commencement date, the 4LATER (Reg. TM) Guaranteed Income Benefit charge will be added to the i4LIFE (Reg. TM) charge as a daily percentage of average Account Value. This is a change to the calculation of the 4LATER (Reg. TM) charge because after the periodic income commencement date, when the 4LATER (Reg. TM) Guaranteed Income Benefit is established, the Income Base is no longer applicable. The percentage 4LATER (Reg. TM) charge is the same immediately before and after the periodic income commencement date; however, the charge is multiplied by the Income Base (on a quarterly basis) prior to the periodic income commencement date and then multiplied by the average daily account value after the periodic income commencement date.

After the periodic income commencement date, the 4LATER (Reg. TM) Guaranteed Income Benefit percentage charge will not change unless the contractowner elects additional 15 year step-up periods during which the 4LATER (Reg. TM) Guaranteed Income Benefit (described later) is stepped-up to 75% of the current regular income payment. At the time you elect a new 15 year period, the 4LATER (Reg. TM) Guaranteed Income Benefit percentage charge will change to the current charge in effect at that time (if the current charge has changed) up to the guaranteed maximum annual charge of 1.50% of Account Value.

After the periodic income commencement date, if the 4LATER (Reg. TM) Guaranteed Income Benefit is terminated, the 4LATER (Reg. TM) Guaranteed Income Benefit annual charge will also terminate.

Guaranteed Income Benefit Charge for Lincoln Lifetime IncomeSM Advantage purchasers. For purchasers of Lincoln Lifetime IncomeSM Advantage who terminate their rider and purchase i4LIFE (Reg. TM) Advantage with the Guaranteed Income Benefit, the Guaranteed Income Benefit which is purchased with i4LIFE (Reg. TM) Advantage is subject to a current annual charge of 0.50% of the Account Value, which is added to the i4LIFE (Reg. TM)Advantage charge for a total current percentage charge of the Account Value, computed daily as follows: 2.55% for the i4LIFE (Reg. TM) Advantage Account Value death benefit; 2.60% for the i4LIFE (Reg. TM) Advantage Guarantee of Principal death benefit; and 2.85% for the i4LIFE (Reg. TM) Advantage EGMDB. Purchasers of Lincoln Lifetime IncomeSM Advantage are guaranteed that in the future the guaranteed maximum charge for the Guaranteed Income Benefit will be the guaranteed maximum charge then in effect at the time that they purchase the Lincoln Lifetime IncomeSM Advantage.

The Guaranteed Income Benefit percentage charge will not change unless you elect an additional step-up period during which the Guaranteed Income Benefit is stepped-up to 75% of the current regular income payment (described later). At the time you elect a new step-up period, the percentage charge will change to the current charge in effect at that time (if the current charge has changed) up to the guaranteed maximum annual charge of 1.50% of the Account Value. If we automatically administer the step-up period election for you and your percentage charge is increased, you may ask us to reverse the step-up period election by giving us notice within 30 days after the date on which the step-up period election occurred. If we receive this notice, we will decrease the percentage charge, on a going forward basis, to the percentage charge in effect before the step-up period election occurred. You will have no more step-ups unless you notify us that you wish to start a new step-up period (described later in the i4LIFE (Reg. TM) Advantage section of this prospectus).


After the periodic income commencement date, if the Guaranteed Income Benefit is terminated, the Guaranteed Income Benefit annual charge will also terminate.



Deductions for Premium Taxes

Any premium tax or other tax levied by any governmental entity as a result of the existence of the contracts or the VAA will be deducted from the contract value, unless the governmental entity dictates otherwise, when incurred, or at another time of our choosing.

The applicable premium tax rates that states and other governmental entities impose on the purchase of an annuity are subject to change by legislation, by administrative interpretation or by judicial action. These premium tax rates generally depend upon the law of your state of residence. The tax rates range from zero to 3.5%. Currently, there is no premium tax levied for New York residents.


Other Charges and Deductions

The mortality and expense risk and administrative charge of 1.40% of the value in the VAA will be assessed on all variable annuity payouts (except for the i4LIFE (Reg. TM) Advantage, which has a different charge), including options that may be offered that do not have a life contingency and therefore no mortality risk. This charge covers the expense risk and administrative services listed previously in this prospectus. The expense risk is the risk that our costs in providing the services will exceed our revenues from contract charges.


There are additional deductions from and expenses paid out of the assets of the underlying funds that are more fully described in the prospectuses for the funds. Among these deductions and expenses are 12b-1 fees which reimburse us or an affiliate for certain expenses incurred in connection with certain administrative and distribution support services provided to the funds.


Additional Information

The charges described previously may be reduced or eliminated for any particular contract. However, these reductions may be available only to the extent that we anticipate lower distribution and/or administrative expenses, or that we perform fewer sales or administrative services than those originally contemplated in establishing the level of those charges, or when required by law. Lower distribution and administrative expenses may be the result of economies associated with:
 o the use of mass enrollment procedures,
 o the performance of administrative or sales functions by the employer,
 o the use by an employer of automated techniques in submitting deposits or information related to deposits on behalf of its employees, or
 o any other circumstances which reduce distribution or administrative expenses.

The exact amount of charges and fees applicable to a particular contract will be stated in that contract.



The Contracts

Purchase of Contracts
If you wish to purchase a contract, you must apply for it through a sales representative authorized by us. Certain broker-dealers may not offer all of the features discussed in this prospectus. The completed application is sent to us and we decide whether to accept or reject it. If the application is accepted, a contract is prepared and executed by our legally authorized officers. The contract is then sent to you through your sales representative. See Distribution of the Contracts.

When a completed application and all other information necessary for processing a purchase order is received in good order at our Servicing office, an initial purchase payment will be priced no later than two business days after we receive the order. If you submit your application and/or initial purchase payment to your agent, we will not begin processing your purchase order until we receive the application and initial purchase payment from your agent's broker-dealer. While attempting to finish an incomplete application, we may hold the initial purchase payment for no more than five business days unless we receive your consent to our retaining the payment until the application is completed. If the incomplete application cannot be completed within those five days and we have not received your consent, you will be informed of the reasons, and the purchase payment will be returned immediately. Once the application is complete, we will allocate your initial purchase payment within two business days.


Who Can Invest

To apply for a contract, you must be of legal age in a state where the contracts may be lawfully sold and also be eligible to participate in any of the qualified and nonqualified plans for which the contracts are designed. At the time of issue, the contractowner, joint owner and annuitant must be under age 86. Certain death benefit options may not be available at all ages. To help the government fight the funding of terrorism and money laundering activities, Federal law requires all financial institutions to obtain, verify, and record information that identifies each person who opens an account. When you open an account, we will ask for your name, address, date of birth, and other information that will allow us to identify you. We may also ask to see your driver's license, photo i.d. or other identifying documents.

In accordance with money laundering laws and federal economic sanction policy, the Company may be required in a given instance to reject a purchase payment and/or freeze a contractowner's account. This means we could refuse to honor requests for transfers, withdrawals, surrenders or death benefits. Once frozen, monies would be moved from the VAA to a segregated interest-bearing account maintained for the contractowner, and held in that account until instructions are received from the appropriate regulator.

If you are purchasing the contract through a tax-favored arrangement, including traditional IRAs and Roth IRAs, you should consider carefully the costs and benefits of the contract (including annuity income benefits) before purchasing the contract, since the tax-favored arrangement itself provides tax-deferred growth.


Replacement of Existing Insurance

Careful consideration should be given prior to surrendering or withdrawing money from an existing insurance contract to purchase the contract described in this prospectus. Surrender charges may be imposed on your existing contract. An investment representative or tax adviser should be consulted prior to making an exchange. Cash surrenders from an existing contract may be subject to tax and tax penalties.


Purchase Payments

Purchase payments are payable to us at a frequency and in an amount selected by you in the application. The minimum initial purchase payment is $10,000. The minimum annual amount for additional purchase payments is $300. The minimum payment to the contract at any one time must be at least $100 ($25 if transmitted electronically). If a minimum purchase payment is not submitted, we will contact you to see if additional money will be sent, or if we should return the purchase payment to you. Purchase payments in total may not exceed $2 million without our approval. If you stop making purchase payments, the contract will remain in force as a paid-up contract. However, we may terminate the contract as allowed by New York's non-forfeiture law for individual deferred annuities. Purchase payments may be made or, if stopped, resumed at any time until the annuity commencement date, the surrender of the contract, or the death of the contractowner, whichever comes first. Upon advance written notice, we reserve the right to limit purchase payments made to the contract.


Persistency Credits

For contracts purchased on or after July 22, 2005 (or later in those states that have not approved the contract changes), contractowners will receive a persistency credit on a quarterly basis after the seventh contract anniversary. The amount of the persistency credit is calculated by multiplying the contract value, less any purchase payments that have not been invested in the contract for at least seven years, by 0.10%. This persistency credit will be allocated to the variable subaccounts and the fixed subaccounts in proportion to the contract value in each variable subaccount and fixed subaccount at the time the persistency credit is paid into the contract. The amount of any persistency credit received will be noted on your quarterly statement. Confirmation statements for each individual transaction will not be issued.

There is no additional charge to receive this persistency credit, and in no case will the persistency credit be less than zero.

Valuation Date

Accumulation and annuity units will be valued once daily at the close of trading (normally, 4:00 p.m., New York time) on each day the New York Stock Exchange is open (valuation date). On any date other than a valuation date, the accumulation unit value and the annuity unit value will not change.


Allocation of Purchase Payments

Purchase payments allocated to the variable account are placed into the VAA's subaccounts, according to your instructions. You may also allocate purchase payments in the fixed account, if available.

The minimum amount of any purchase payment which can be put into any one subaccount is $20. The minimum amount of any purchase payment which can be put into a fixed account guaranteed period is $2,000, subject to state approval.

If we receive your purchase payment from you or your broker-dealer in good order at our Servicing office prior to 4:00 p.m., New York time, we will use the accumulation unit value computed on that valuation date when processing your purchase payment. If we receive your purchase payment in good order at or after 4:00 p.m., New York time, we will use the accumulation unit value computed on the next valuation date. If you submit your purchase payment to your representative, we will generally not begin processing the purchase payment until we receive it from your representative's broker-dealer. If your broker-dealer submits your purchase payment to us through the Depository Trust and Clearing Corporation (DTCC) or, pursuant to terms agreeable to us, uses a proprietary order placement system to submit your purchase payment to us, and your purchase payment was placed with your broker-dealer prior to 4:00 p.m., New York time, then we will use the accumulation unit value computed on that valuation date when processing your purchase payment. If your purchase payment was placed with your broker-dealer at or after 4:00 p.m. New York time, then we will use the accumulation unit value computed on the next valuation date.

The number of accumulation units determined in this way is not impacted by any subsequent change in the value of an accumulation unit. However, the dollar value of an accumulation unit will vary depending not only upon how well the underlying fund's investments perform, but also upon the expenses of the VAA and the underlying funds.


Valuation of Accumulation Units

Purchase payments allocated to the VAA are converted into accumulation units. This is done by dividing the amount allocated by the value of an accumulation unit for the valuation period during which the purchase payments are allocated to the VAA. The accumulation unit value for each subaccount was or will be established at the inception of the subaccount. It may increase or decrease from valuation period to valuation period. Accumulation unit values are affected by investment performance of the funds, fund expenses, and the contract charges. The accumulation unit value for a subaccount for a later valuation period is determined as follows:

1. The total value of the fund shares held in the subaccount is calculated by multiplying the number of fund shares owned by the subaccount at the beginning of the valuation period by the net asset value per share of the fund at the end of the valuation period, and adding any dividend or other distribution of the fund if an ex-dividend date occurs during the valuation period; minus

2. The liabilities of the subaccount at the end of the valuation period; these liabilities include daily charges imposed on the subaccount, and may include a charge or credit with respect to any taxes paid or reserved for by us that we determine result from the operations of the VAA; and

3. The result is divided by the number of subaccount units outstanding at the beginning of the valuation period.

The daily charges imposed on a subaccount for any valuation period are equal to the daily mortality and expense risk charge and the daily administrative charge multiplied by the number of calendar days in the valuation period. Contracts with different features have different daily charges, and therefore, will have different corresponding accumulation unit values on any given day. In certain circumstances, and when permitted by law, it may be prudent for us to use a different standard industry method for this calculation, called the Net Investment Factor method. We will achieve substantially the same result using either method.


Transfers On or Before the Annuity Commencement Date

After the first 30 days from the effective date of your contract, you may transfer all or a portion of your investment from one subaccount to another. A transfer involves the surrender of accumulation units in one subaccount and the purchase of accumulation units in the other subaccount. A transfer will be done using the respective accumulation unit values determined at the end of the valuation date on which the transfer request is received. Currently, there is no charge to you for a transfer. However, we reserve the right to impose a $25 fee for transfers after the first 12 times during a contract year. Transfers are limited to twelve (12) (within and/or between the variable and fixed subaccounts) per contract year unless otherwise authorized by Lincoln New York. Lincoln New York reserves the right to require a 30 day minimum time period between each transfer. Transfers made as a part of an automatic transfer program will not be counted against these twelve transfers.

The minimum amount which may be transferred between subaccounts is $300 (or the entire amount in the subaccount, if less than $300). If the transfer from a subaccount would leave you with less than $300 in the subaccount, we may transfer the total balance of the subaccount.

A transfer request may be made to our Servicing office using written, telephone, fax, or electronic instructions, if the appropriate authorization is on file with us. Our address, telephone number, and Internet address are on the first page of this prospectus. In order to prevent unauthorized or fraudulent transfers, we may require certain identifying information before we will act upon instructions. We may also assign the contractowner a Personal Identification Number (PIN) to serve as identification. We will not be liable for following instructions we reasonably believe are genuine. Telephone requests will be recorded and written confirmation of all transfer requests will be mailed to the contractowner on the next valuation date.

Please note that the telephone and/or electronic devices may not always be available. Any telephone or electronic device, whether it is yours, your service provider's, or your agent's, can experience outages or slowdowns for a variety of reasons. These outages or slowdowns may delay or prevent our processing of your request. Although we have taken precautions to limit these problems, we cannot promise complete reliability under all circumstances. If you are experiencing problems, you should make your transfer request by writing to our Servicing office.

Requests for transfers will be processed on the valuation date that they are received when they are received in good order at our Servicing office before the end of the valuation date (normally 4:00 p.m. New York time). If we receive a transfer request in good order at or after 4:00p.m., New York time, we will process the request using the accumulation unit value computed on the next valuation date.

If your contract offers a fixed account, you may also transfer all or any part of the contract value from the subaccount(s) to the fixed side of the contract, except during periods when (if permitted by your contract) we have discontinued accepting transfers into the fixed side of the contract. The minimum amount which can be transferred to a fixed account is $2,000 or the total amount in the subaccount if less than $2,000. However, if a transfer from a subaccount would leave you with less than $300 in the subaccount, we may transfer the total amount to the fixed side of the contract.

Transfers of all or a portion of a fixed account (other than automatic transfer programs and i4LIFE (Reg. TM) Advantage transfers) may be subject to interest adjustments, if applicable.

Transfers may be delayed as permitted by the 1940 Act. See Delay of Payments.


Market Timing

Frequent, large, or short-term transfers among subaccounts and the fixed account, such as those associated with "market timing" transactions, can affect the funds and their investment returns. Such transfers may dilute the value of the fund shares, interfere with the efficient management of the fund's portfolio, and increase brokerage and administrative costs of the funds. As an effort to protect our contractowners and the funds from potentially harmful trading activity, we utilize certain market timing policies and procedures (the "Market Timing Procedures"). Our Market Timing Procedures are designed to detect and prevent such transfer activity among the subaccounts and the fixed account that may affect other contractowners or fund shareholders.

In addition, the funds may have adopted their own policies and procedures with respect to frequent purchases and redemptions of their respective shares. The prospectuses for the funds describe any such policies and procedures, which may be more or less restrictive than the frequent trading policies and procedures of other funds and the Market Timing Procedures we have adopted to discourage frequent transfers among subaccounts. While we reserve the right to enforce these policies and procedures, contractowners and other persons with interests under the contracts should be aware that we may not have the contractual authority or the operational capacity to apply the frequent trading policies and procedures of the funds. However, under SEC rules, we are required to: (1) enter into a written agreement with each fund or its principal underwriter that obligates us to provide to the fund promptly upon request certain information about the trading activity of individual contractowners, and (2) execute instructions from the fund to restrict or prohibit further purchases or transfers by specific contractowners who violate the excessive trading policies established by the fund.

You should be aware that the purchase and redemption orders received by the funds generally are "omnibus" orders from intermediaries such as retirement plans or separate accounts funding variable insurance contracts. The omnibus orders reflect the aggregation and netting of multiple orders from individual retirement plan participants and/or individual owners of variable insurance contracts. The omnibus nature of these orders may limit the funds' ability to apply their respective disruptive trading policies and procedures. We cannot guarantee that the funds (and thus our contractowners) will not be harmed by transfer activity relating to the retirement plans and/or other insurance companies that may invest in the funds. In addition, if a fund believes that an omnibus order we submit may reflect one or more transfer requests from policy owners engaged in disruptive trading activity, the fund may reject the entire omnibus order.

Our Market Timing Procedures detect potential "market timers" by examining the number of transfers made by contractowners within given periods of time. In addition, managers of the funds might contact us if they believe or suspect that there is market timing. If requested by a fund company, we may vary our Market Timing Procedures from subaccount to subaccount to comply with specific fund policies and procedures.

We may increase our monitoring of contractowners who we have previously identified as market timers. When applying the parameters used to detect market timers, we will consider multiple contracts owned by the same contractowner if that contractowner has been identified as a market timer. For each contractowner, we will investigate the transfer patterns that meet the parameters being used to detect potential market timers. We will also investigate any patterns of trading behavior identified by the funds that may not have been captured by our Market Timing Procedures.

Once a contractowner has been identified as a "market timer" under our Market Timing Procedures, we will notify the contractowner in writing that future transfers (among the subaccounts and/or the fixed account) will be temporarily permitted to be made only by original signature sent to us by U.S. mail, first-class delivery for the remainder of the contract year (or calendar year if the contract is an individual contract that was sold in connection with an employer sponsored plan). Overnight delivery or electronic instructions (which may include telephone, facsimile, or Internet instructions) submitted during this period will not be accepted. If overnight delivery or electronic instructions are inadvertently accepted from a contractowner that has been identified as a market timer, upon discovery, we will reverse the transaction within 1 or 2 business days. We will impose this "original signature" restriction on that contractowner even if we cannot identify, in the particular circumstances, any harmful effect from that contractowner's particular transfers.

Contractowners seeking to engage in frequent, large, or short-term transfer activity may deploy a variety of strategies to avoid detection. Our ability to detect such transfer activity may be limited by operational systems and technological limitations. The identification of contractowners determined to be engaged in such transfer activity that may adversely affect other contractowners or fund shareholders involves judgments that are inherently subjective. We cannot guarantee that our Market Timing Procedures will detect every potential market timer. If we are unable to detect market timers, you may experience dilution in the value of your fund shares and increased brokerage and administrative costs in the funds. This may result in lower long-term returns for your investments.

Our Market Timing Procedures are applied consistently to all contractowners. An exception for any contractowner will be made only in the event we are required to do so by a court of law. In addition, certain funds available as investment options in your contract may also be available as investment options for owners of other, older life insurance policies issued by us. Some of these older life insurance policies do not provide a contractual basis for us to restrict or refuse transfers which are suspected to be market timing activity. In addition, because other insurance companies and/or retirement plans may invest in the funds, we cannot guarantee that the funds will not suffer harm from frequent, large, or short-term transfer activity among subaccounts and the fixed accounts of variable contracts issued by other insurance companies or among investment options available to retirement plan participants.

In our sole discretion, we may revise our Market Timing Procedures at any time without prior notice as necessary to better detect and deter frequent, large, or short-term transfer activity to comply with state or federal regulatory requirements, and/or to impose additional or alternate restrictions on market timers (such as dollar or percentage limits on transfers). If we modify our Market Timing Procedures, they will be applied uniformly to all contractowners or as applicable to all contractowners investing in underlying funds.

Some of the funds have reserved the right to temporarily or permanently refuse payments or transfer requests from us if, in the judgment of the fund's investment adviser, the fund would be unable to invest effectively in accordance with its investment objective or policies, or would otherwise potentially be adversely affected. To the extent permitted by applicable law, we reserve the right to defer or reject a transfer request at any time that we are unable to purchase or redeem shares of any of the funds available through the VAA, including any refusal or restriction on purchases or redemptions of the fund shares as a result of the funds' own policies and procedures on market timing activities. If a fund refuses to accept a transfer request we have already processed, we will reverse the transaction within 1 or 2 business days. We will notify you in writing if we have reversed, restricted or refused any of your transfer requests. Some funds also may impose redemption fees on short-term trading (i.e., redemptions of mutual fund shares within a certain number of business days after purchase). We reserve the right to administer and collect any such redemption fees on behalf of the funds. You should read the prospectuses of the funds for more details on their redemption fees and their ability to refuse or restrict purchases or redemptions of their shares.


Transfers After the Annuity Commencement Date

You may transfer all or a portion of your investment in one subaccount to another subaccount or to the fixed side of the contract, as permitted under your contract. Those transfers will be limited to three times per contract year. You may also transfer from a variable annuity payment to a fixed annuity payment. You may not transfer from a fixed annuity payment to a variable annuity payment.

If you select i4LIFE (Reg. TM) Advantage your transfer rights and restrictions for the variable subaccounts and the fixed account during the Access Period are the same as stated in the section of this prospectus called Transfers On or Before the Annuity Commencement Date. During the i4LIFE (Reg. TM) Advantage Lifetime Income Period, you are subject to the rights set forth in the prior paragraph.


Ownership

The owner on the date of issue will be the person or entity designated in the contract specifications. If no owner is designated, the annuitant(s) will be the owner. The owner may name a joint owner.

As contractowner, you have all rights under the contract. According to New York law, the assets of the VAA are held for the exclusive benefit of all contractowners and their designated beneficiaries; and the assets of the VAA are not chargeable with liabilities arising from any other business that we may conduct. Qualified contracts may not be assigned or transferred except as permitted by applicable law and upon written notification to us. Assignments may have an adverse impact on any death benefits or living benefits in this product. We assume no responsibility for the validity or effect of any assignment. Consult your tax adviser about the tax consequences of an assignment.


Joint Ownership

If a contract has joint owners, the joint owners shall be treated as having equal undivided interests in the contract. Either owner, independently of the other, may exercise any ownership rights in this contract. Not more than two owners (an owner and joint owner) may be named and contingent owners are not permitted.


Annuitant

The following rules apply prior to the annuity commencement date. You may name only one annuitant [unless you are a tax-exempt entity, then you can name two joint annuitants]. You (if the contractowner is a natural person) have the right to change the annuitant at any time by notifying us of the change. The new annuitant must be under age 86 as of the effective date of the change. This change may cause a reduction in the death benefit on the death of the annuitant. See The Contracts - Death Benefit. A contingent annuitant may be named or changed by notifying us in writing. Contingent annuitants are not allowed on contracts owned by non-natural owners. On or after the annuity commencement date, the annuitant or joint annuitants may not be changed and contingent annuitant designations are no longer applicable.


Surrenders and Withdrawals

Before the annuity commencement date, we will allow the surrender of the contract or a withdrawal of the contract value upon your written request on an approved Lincoln distribution request form (available from the Servicing office), subject to the rules discussed below. Surrender or withdrawal rights after the annuity commencement date depend on the annuity payout option selected.

The amount available upon surrender/withdrawal is the contract value less any applicable fees and taxes at the end of the valuation period during which the written request for surrender/withdrawal is received in good order at the Servicing office. If we receive a surrender or withdrawal request in good order at or after 4:00 p.m., New York time, we will process the request using the accumulation unit value computed on the next valuation date. The minimum amount which can be withdrawn is $300. Unless a request for withdrawal specifies otherwise, withdrawals will be made from all subaccounts within the VAA and from the fixed account in the same proportion that the amount of withdrawal bears to the total contract value. Surrenders and withdrawals from the fixed account may be subject to an interest adjustment. See Fixed side of the contract. Unless prohibited, surrender/withdrawal payments will be mailed within seven days after we receive a valid written request at the Servicing office. The payment may be postponed as permitted by the 1940 Act.

If you request a lump sum surrender and your surrender value is over $10,000, your money will be placed into a SecureLine (Reg. TM) account in your name. You are the owner of the account, and are the only one authorized to transfer proceeds from the account. You may choose to leave the proceeds in this account, or you may begin writing checks immediately.

The SecureLine (Reg. TM) account is a special service that we offer in which your surrender proceeds are placed into an interest-bearing account. Instead of mailing you a check, we will send a checkbook so that you will have access to the account simply by writing a check for all or any part of the proceeds. The SecureLine (Reg. TM) account is part of our general account. It is not a bank account and it is not insured by the FDIC or any other government agency. As part of our general account, it is subject to the claims of our creditors. We receive a benefit from all amounts left in the SecureLine (Reg. TM) account. You may request that surrender proceeds be paid directly to you instead of deposited in a SecureLine (Reg. TM) account. Interest credited in the SecureLine (Reg. TM) account is taxable as ordinary income in the year such interest is credited, and is not tax deferred. We recommend that you consult your tax advisor to determine the tax consequences associated with the payment of interest on amounts in the SecureLine (Reg. TM) account.

The tax consequences of a surrender/withdrawal are discussed later in this booklet. See Federal Tax Matters - Taxation of Withdrawals and Surrenders.


Additional Services

These are the additional services available to you under your contract: dollar-cost averaging (DCA), automatic withdrawal service (AWS), cross-reinvestment service and portfolio rebalancing. Currently, there is no charge for these services. However, we reserve the right to impose one. In order to take advantage of one of these services, you will need to complete the appropriate election form that is available from our Servicing office. For further detailed information on these services, please see Additional Services in the SAI.

Dollar-cost averaging allows you to transfer amounts from the DCA fixed account, if available, or certain variable subaccounts into the variable subaccounts on a monthly basis or in accordance with other terms we make available. We reserve the right to discontinue or modify this program at any time. DCA does not assure a profit or protect against loss.

The automatic withdrawal service (AWS) provides for an automatic periodic withdrawal of your contract value.

The cross-reinvestment service allows you to automatically transfer the account value in a designated variable subaccount that exceeds a baseline amount to another specific variable subaccount at specific intervals.

Portfolio rebalancing is an option that restores to a pre-determined level the percentage of contract value allocated to each variable account subaccount. The rebalancing may take place monthly, quarterly, semi-annually or annually.

Only one of the three additional services (DCA, cross reinvestment and portfolio rebalancing) may be used at one time. For example, you cannot have DCA and cross reinvestment running simultaneously.


Asset Allocation Models

Your registered representative may discuss asset allocation models with you to assist you in deciding how to allocate your purchase payments among the various subaccounts and/or the fixed account. The models listed below were designed and prepared by the Company, in consultation with SSgA Funds Management, Inc., for use by Lincoln Financial Distributors, Inc., (LFD) the principal underwriter of the contracts. LFD provides models to broker dealers who may offer the models to their own clients. The models do not constitute investment advice and you should consult with your broker dealer representative to determine whether you should utilize a model or which model is suitable for you based upon your goals, risk tolerance and time horizon.

Each model invests different percentages of contract value in some or all of the LVIP subaccounts currently available within your annuity contract. If you select an asset allocation model, 100% of your contract value (and any additional purchase payments you make) will be allocated among certain subaccounts in accordance with the model's asset allocation strategy. You may not make transfers among the subaccounts. We will deduct any withdrawals you make from the subaccounts in the asset allocation model on a pro rata basis. You may only choose one asset allocation model at a time, though you may change to a different asset allocation model available in the contract at any time.

Each of the asset allocation models seeks to meet its investment objective while avoiding excessive risk. The models also strive to achieve diversification among asset classes in order to help reduce volatility and boost returns over the long-term. There can be no assurance, however, that any of the asset allocation models will achieve its investment objective. If you are seeking a more aggressive strategy, these models are probably not appropriate for you.

The asset allocation models are intended to provide a diversified investment portfolio by combining different asset classes to help it reach its stated investment goal. While diversification may help reduce overall risk, it does not eliminate the risk of losses and it does not protect against losses in a declining market.

In order to maintain the model's specified subaccount allocation percentages, you agree to be automatically enrolled in and you thereby authorize us to automatically rebalance your contract value on a quarterly basis based upon your allocation instructions in effect at the time of the rebalancing. Confirmation of the rebalancing will appear on your quarterly statement and you will not receive an individual confirmation after each allocation. We reserve the right to change the rebalancing frequency at any time, in our sole discretion, but will not make changes more than once per calendar year. You will be notified at least 30 days prior to the date of any change in frequency.


The models are static asset allocation models. This means that that they have fixed allocations made up of underlying funds that are offered within your contract and the percentage allocations will not change over time. Once you have selected an asset allocation model, we will not make any changes to the fund allocations within the model except for the rebalancing described above. If you desire to change your contract value or purchase payment allocation or percentages to reflect a revised or different model, you must submit new allocation instructions to us. You may terminate a model at any time. There is no charge from Lincoln for participating in a model.

The election of certain Living Benefit riders may require that you allocate purchase payments in accordance with Investment Requirements that may be satisfied by choosing an asset allocation model. Different requirements and/or restrictions may apply under the individual rider. See The Contracts - Investment Requirements.

At this time, the available models are as follows:
 o The Lincoln SSgA Conservative Index Model is composed of specified underlying subaccounts representing a target allocation of approximately
   40% in three equity subaccounts and 60% in one fixed income subaccount.
   This model seeks a high level of current income with some consideration given to growth of capital. The model utilizes index funds exclusively.
 o The Lincoln SSgA Moderate Index Model is composed of specified underlying subaccounts representing a target allocation of approximately 60% in three equity subaccounts and 40% in one fixed income subaccount. This model seeks a balance between a high level of current income and growth of capital, with an emphasis on growth of capital. The model utilizes index funds exclusively.
 o The Lincoln SSgA Moderately Aggressive Equity Index Model (formerly known as the Lincoln SSgA Moderately Aggressive Index Model) is composed of specified underlying subaccounts representing a target allocation of approximately 80% in three equity subaccounts and 20% in one fixed income subaccount. This model seeks a balance between a high level of current income and growth of capital, with a greater emphasis on growth of capital. The model utilizes index funds exclusively. This model is not available for contracts issued after June 30, 2009.

 o The Lincoln SSgA Moderately Aggressive Index Model is composed of specified underlying subaccounts representing a target allocation of approximately 70% in three equity subaccounts and 30% in one fixed income subaccount. This model seeks a balance between a high level of current income and growth of capital, with a greater emphasis on growth of capital. The model utilizes index funds exclusively.
 o The Lincoln SSgA Aggressive Index Model is composed of specified underlying subaccounts representing a target allocation of approximately 90% in three equity subaccounts and 10% in one fixed income subaccount. This model seeks long term growth of capital. The model utilizes index funds exclusively.
 o The Lincoln SSgA Structured Conservative Model is composed of specified underlying subaccounts representing a target allocation of approximately 40% in seven equity subaccounts and 60% in one fixed income subaccount. This model seeks a high level of current income with some consideration given to growth of capital. The model utilizes a combination of index funds and rules-based strategies with an emphasis placed on value oriented stocks.
 o The Lincoln SSgA Structured Moderate Model is composed of specified underlying subaccounts representing a target allocation of approximately 60% in seven equity subaccounts and 40% in one fixed income subaccount. This model seeks a balance between a high level of current income and growth of capital, with an emphasis on growth of capital. The model utilizes a combination of index funds and rules-based strategies with an emphasis placed on value oriented stocks.
 o The Lincoln SSgA Structured Moderately Aggressive Equity Model (formerly known as the Lincoln SSgA Structured Moderately Aggressive Model) is composed of specified underlying subaccounts representing a target allocation of approximately 80% in seven equity subaccounts and 20% in one fixed income subaccount. This model seeks a balance between a high level of current income and growth of capital, with a greater emphasis on growth of capital. The model utilizes a combination of index funds and rules-based strategies with an emphasis placed on value oriented stocks. This model is not available for contracts issued after June 30, 2009.
 o The Lincoln SSgA Structured Moderately Aggressive Model is composed of specified underlying subaccounts representing a target allocation of approximately 70% in seven equity subaccounts and 30% in one fixed income subaccount. This model seeks a balance between a high level of current income and growth of capital, with a greater emphasis on growth of capital. The model utilizes a combination of index funds and rules-based strategies with an emphasis placed on value oriented stocks.
 o The Lincoln SSgA Structured Aggressive Model is composed of specified underlying subaccounts representing a target allocation of approximately 90% in seven equity subaccounts and 10% in one fixed income subaccount. This model seeks long term growth of capital. The model utilizes a combination of index funds and rules-based strategies with an emphasis placed on value oriented stocks.

Your registered representative will have more information on the specific investments of each model.

Franklin Templeton Founding Investment Strategy: Through the Franklin Templeton Founding Investment Strategy you may allocate purchase payments and/or contract values to three underlying funds as listed below. This is not an asset allocation model. If you choose to follow this strategy you will invest 100% of your contract value according to the strategy. You may invest in any of the three funds without adopting the strategy. Upon selection of this program you agree to be automatically enrolled in portfolio rebalancing and authorize us to automatically rebalance your contract value on a quarterly basis in accordance with the strategy. Confirmation of the rebalancing will appear on your quarterly statement and you will not receive an individual confirmation after each allocation. You may terminate the strategy at any time and reallocate your contract value to other investment options. We reserve the right to change the rebalancing frequency at any time, in our sole discretion, but will not make changes more than once per calendar year. You will be notified at least 30 days prior to the date of any change in frequency.



         o FTVIPT Franklin Income Securities        34% of contract value
         o FTVIPT Mutual Shares Securities          33% of contract value
         o LVIP Templeton Growth Fund               33% of contract value

Death Benefit

The chart below provides a brief overview of how the death benefit proceeds will be distributed if death occurs prior to i4LIFE (Reg. TM) Advantage elections or prior to the annuity commencement date. Refer to your contract for the specific provisions applicable upon death.



 UPON DEATH OF:    AND...                               AND...                                 DEATH BENEFIT PROCEEDS PASS TO:
contractowner     There is a surviving joint owner     The annuitant is living or deceased    joint owner
 contractowner     There is no surviving joint owner    The annuitant is living or deceased    designated beneficiary
contractowner     There is no surviving joint owner    The annuitant is living or deceased    contractowner's estate
                  and the beneficiary predeceases the
                  contractowner

 UPON DEATH OF:    AND...
annuitant         The contractowner is living
 annuitant         The contractowner is living
annuitant**       The contractowner is a trust or other
                  non-natural person



 UPON DEATH OF:    AND...                                DEATH BENEFIT PROCEEDS PASS TO:
annuitant         There is no contingent annuitant      The youngest contractowner
                                                        becomes the contingent annuitant
                                                        and the contract continues. The
                                                        contractowner may waive* this
                                                        continuation and receive the death
                                                        benefit proceeds.
 annuitant         The contingent annuitant is living    contingent annuitant becomes the
                                                        annuitant and the contract continues
annuitant**       No contingent annuitant allowed       designated beneficiary
                  with non-natural contractowner

* Notification from the contractowner to select the death benefit proceeds must be received within 75 days of the death of the annuitant.

** Death of annuitant is treated like death of the contractowner.


If the contractowner (or a joint owner) or annuitant dies prior to the annuity commencement date, a death benefit may be payable. You can choose the death benefit. Only one death benefit may be in effect at any one time and this election terminates if you elect an annuitization option. i4LIFE (Reg. TM) Advantage purchasers will receive the same death benefit option they elected immediately prior to electing i4LIFE (Reg. TM) Advantage, if that death benefit option is available with i4LIFE (Reg. TM) Advantage. i4LIFE (Reg. TM) Advantage purchasers may also elect a less expensive death benefit option. Generally, the more expensive the death benefit the greater the protection.

You should consider the following provisions carefully when designating the beneficiary, annuitant, any contingent annuitant and any joint owner, as well as before changing any of these parties. The identity of these parties under the contract may significantly affect the amount and timing of the death benefit or other amount paid upon a contractowner's or annuitant's death.

You may designate a beneficiary during your lifetime and change the beneficiary by filing a written request with our Servicing office. Each change of beneficiary revokes any previous designation. We reserve the right to request that you send us the contract for endorsement of a change of beneficiary.

Upon the death of the contractowner, a death benefit will be paid to the beneficiary. Upon the death of a joint owner, the death benefit will be paid to the surviving joint owner. If the contractowner is a corporation or other non-individual (non-natural person), the death of the annuitant will be treated as death of the contractowner.

If an annuitant who is not the contractowner or joint owner dies, then the contingent annuitant, if named, becomes the annuitant and no death benefit is payable on the death of the annuitant. If no contingent annuitant is named, the contractowner (or younger of joint owners) becomes the annuitant. Alternatively, a death benefit may be paid to the contractowner (and joint owner, if applicable, in equal shares). Notification of the election of this death benefit must be received by us within 75 days of the death of the annuitant. The contract terminates when any death benefit is paid due to the death of the annuitant.

Only the contract value as of the valuation date we approve the payment of the death claim is available as a death benefit if a contractowner, joint owner or annuitant was added or changed subsequent to the effective date of this contract unless the change occurred because of the death of a prior contractowner, joint owner or annuitant. If your contract value equals zero, no death benefit will be paid.

Account Value Death Benefit. Contractowners who purchase their contracts on or after July 22, 2005 may select the Account Value Death Benefit. If you elect the Account Value Death Benefit contract option, we will pay a death benefit equal to the contract value on the valuation date the death benefit is approved by us for payment. No additional death benefit is provided. Once you have selected this death benefit option, it cannot be changed. (Your contract may refer to this benefit as the Contract Value Death Benefit.)

Guarantee of Principal Death Benefit. If you do not select a death benefit, the Guarantee of Principal Death Benefit will apply to your contract. If the Guarantee of Principal Death Benefit is in effect, the death benefit will be equal to the greater of:
 o The current contract value as of the valuation date we approve the payment of the claim; or
 o The sum of all purchase payments decreased by withdrawals in the same proportion that withdrawals reduced the contract value (withdrawals less than or equal to the Maximum Annual Withdrawal amount under the Lincoln Lifetime IncomeSM Advantage rider may reduce the sum of all purchase payments amount on a dollar for dollar basis. See The Contracts - Lincoln Lifetime IncomeSM Advantage).

In a declining market, withdrawals deducted in the same proportion that withdrawals reduce the contract value may have a magnified effect on the reduction of the death benefit payable.

All references to withdrawals include deductions for any applicable charges associated with those withdrawals (an interest adjustment for example) and premium taxes, if any.

For contracts issued on or after July 22, 2005, you may discontinue the Guarantee of Principal Death Benefit by completing the Death Benefit Discontinuance form and sending it to our Servicing Office. The benefit will be discontinued as of the valuation date we receive the request and the Account Value Death Benefit will apply. We will deduct the charge for the Account Value Death Benefit as of that date. See Charges and Other Deductions.

Enhanced Guaranteed Minimum Death Benefit (EGMDB). If the EGMDB is in effect, the death benefit paid will be the greatest of:
 o The current contract value as of the valuation date we approve the payment of the claim; or
 o the sum of all purchase payments decreased by withdrawals in the same proportion that withdrawals reduced the contract value (withdrawals less than or equal to the Maximum Annual Withdrawal amount under the Lincoln Lifetime IncomeSM Advantage rider may reduce the sum of all purchase payments amount on a dollar for dollar basis. See The Contracts - Lincoln Lifetime IncomeSM Advantage); or
 o the highest contract value which the contract attains on any contract anniversary (including the inception date) (determined before the allocation of any purchase payments on that contract anniversary) prior to the 81st birthday of the deceased and prior to the death of the contractowner, joint owner (if applicable) or annuitant for whom the death claim is approved for payment. The highest contract value is increased by purchase payments and is decreased by withdrawals subsequent to that anniversary date in the same proportion that withdrawals reduced the contract value.

In a declining market, withdrawals deducted in the same proportion that withdrawals reduce the contract value may have a magnified effect on the reduction of the death benefit payable. All references to withdrawals include deductions for any applicable charges associated with that withdrawal and premium taxes, if any.

The EGMDB is not available under contracts issued to a contractowner, or joint owner or annuitant, who is age 80 or older at the time of issuance.

You may discontinue the EGMDB at any time by completing the Death Benefit Discontinuance form and sending it to our Servicing office. The benefit will be discontinued as of the valuation date we receive the request, and the Guarantee of Principal Death Benefit will apply, or, if your contract was purchased on or after July 22, 2005 (or later in some states) you may instead choose the Account Value Death Benefit. We will deduct the applicable charge for the new death benefit as of that date. See Charges and Other Deductions.


General Death Benefit Information

Only one of these death benefit elections may be in effect at any one time and these elections terminate if you elect i4LIFE (Reg. TM) Advantage.

If there are joint owners, upon the death of the first contractowner, we will pay a death benefit to the surviving joint owner. The surviving joint owner will be treated as the primary, designated beneficiary. Any other beneficiary designation on record at the time of death will be treated as a contingent beneficiary. If the surviving joint owner is the spouse of the deceased joint owner, he/she may continue the contract as sole contractowner. Upon the death of the spouse who continues the contract, we will pay a death benefit to the designated beneficiary(s).

If the beneficiary is the spouse of the contractowner, then the spouse may elect to continue the contract as the new contractowner. Pursuant to the Federal Defense of Marriage Act, same-sex marriages are not recognized for purposes of federal law. Therefore, the favorable tax treatment provided by federal tax law to an opposite-sex spouse is not available to a same-sex spouse. Same-sex spouses should consult a tax advisor prior to purchasing annuity products that provide benefits based upon status as a spouse, and prior to exercising any spousal rights under an annuity. Should the surviving spouse elect to continue the contract, a portion of the death benefit may be credited to the contract. Any portion of the death benefit that would have been payable (if the contract had not been continued) that exceeds the current contract value on the date the surviving spouse elects to continue will be added to the contract value. If the contract is continued in this way, the death benefit in effect at the time the beneficiary elected to continue the contract will remain as the death benefit.

The value of the death benefit will be determined as of the valuation date we approve the payment of the claim. Approval of payment will occur upon our receipt of a claim submitted in good order. To be in good order, we require all the following:

1. proof (e.g. an original certified death certificate), or any other proof of death satisfactory to us, of the death;

2. written authorization for payment; and

3. all required claim forms, fully completed (including selection of a settlement option).

Notwithstanding any provision of this contract to the contrary, the payment of death benefits provided under this contract must be made in compliance with Code Section 72(s) or 401(a)(9) as applicable, as amended from time to time. Death benefits may be taxable. See Federal Tax Matters.

Unless otherwise provided in the beneficiary designation, one of the following procedures will take place on the death of a beneficiary:

 o If any beneficiary dies before the contractowner, that beneficiary's interest will go to any other beneficiaries named, according to their respective interests; and/or
 o If no beneficiary survives the contractowner, the proceeds will be paid to the contractowner's estate.

If the beneficiary is a minor, court documents appointing the guardian/custodian may be required.

Unless the contractowner has already selected a settlement option, the beneficiary may choose the method of payment of the death benefit. The death benefit payable to the beneficiary or joint owner must be distributed within five years of the contractowner's date of death unless the beneficiary begins receiving within one year of the contractowner's death the distribution in the form of a life annuity or an annuity for a designated period not extending beyond the beneficiary's life expectancy.

Upon the death of the annuitant, Federal tax law requires that an annuity election be made no later than 60 days after we have approved the death claim for payment.

If the death benefit becomes payable, the recipient may elect to receive payment either in the form of a lump sum settlement or an annuity payout. If a lump sum settlement is elected, the proceeds will be mailed within seven days of approval by us of the claim subject to the laws, regulations and tax code governing payment of death benefits. This payment may be postponed as permitted by the Investment Company Act of 1940.

In the case of a death of one of the parties to the annuity contract, if the recipient of the death benefit has elected a lump sum settlement and the contract value is over $10,000, the proceeds will be placed into the interest-bearing account in the recipient's name as the owner of the account. The SecureLine (Reg. TM) account allows the recipient additional time to decide how to manage death benefit proceeds with the balance earning interest from the day the account is opened. SecureLine (Reg. TM) is not a method of deferring taxation.

The SecureLine (Reg. TM) account is a special service that we offer in which the death benefit proceeds are placed into an interest-bearing account. Instead of mailing you (or the recipient of the death proceeds) a check, we will send a checkbook so that you (or the death proceeds recipient) will have access to the account simply by writing a check for all or any part of the proceeds. The SecureLine (Reg. TM) account is part of our general account. It is not a bank account and it is not insured by the FDIC or any other government agency. As part of our general account, it is subject to the claims of our creditors. We receive a benefit from all amounts left in the SecureLine (Reg. TM) account. The recipient of death benefit proceeds may request to receive the proceeds in the form of a check rather than a deposit into the SecureLine (Reg. TM) account. Interest in the SecureLine (Reg. TM) account is taxable as ordinary income in the year such interest is credited, and is not tax-deferred. We recommend that you consult your tax advisor to determine the tax consequences associated with the payment of interest on amounts in the SecureLine (Reg. TM) account.


Investment Requirements

Prior to January 20, 2009. Contractowners who purchased the Lincoln Lifetime Income (Reg. TM) Advantage Rider from December 15, 2008 through January 19, 2009 will be subject to Investment Requirements as set forth in your contract.

As of January 20, 2009 and prior to June 30, 2009. Contractowners who have elected the Lincoln Lifetime Income (Reg. TM) Advantage Rider or the Guaranteed Income Benefit (version 3) under i4LIFE (Reg. TM) Advantage from January 20, 2009 through June 29, 2009 will be subject to the following Investment Requirements on the investments in their contracts. Currently, if you purchase i4LIFE (Reg. TM) Advantage without the Guaranteed Income Benefit, you will not be subject to any Investment Requirements, although we reserve the right to impose Investment Requirements for this rider in the future.

We have divided the subaccounts of your contract into two groups. We will specify the minimum or maximum percentages of your contract value (includes Account Value if i4LIFE (Reg. TM) Advantage is in effect) that must be in each group at the time you purchase the rider. In addition, you may allocate your contract value and purchase payments in accordance with certain asset allocation models. If you terminate an asset allocation model, you must follow the Investment Requirements applicable to your rider. Some investment options are not available to you if you purchase certain riders. The Investment Requirements may not be consistent with an aggressive investment strategy. You should consult with your registered representative to determine if the Investment Requirements are consistent with your investment objectives.

You can select the percentages of contract value to allocate to individual subaccounts within each group, but the total investment for all subaccounts in a group must comply with the specified minimum or maximum percentages for that group.

In accordance with these Investment Requirements, you agree to be automatically enrolled in the portfolio rebalancing option under your contract and thereby authorize us to automatically rebalance your contract value on a periodic basis. On each quarterly anniversary of the effective date of the Rider, we will rebalance your contract value, on a pro-rata basis, based on your allocation instructions in effect at the time of the rebalancing. Confirmation of the rebalancing will appear on your quarterly statement and you will not receive an individual confirmation after each reallocation.

At this time, the subaccount groups are as follows:



Group 1   Group 2

Investments must be at least 30% of contract value  Investments cannot exceed 70% of contract value
or Account Value                                    or Account Value
--------------------------------------------------- -------------------------------------------------
1. American Century VP Inflation Protection Fund    All other funds except as described below.
2. LVIP Delaware Bond Fund
3. Delaware VIP Limited-Term Diversified Income
Series
4. Delaware VIP Diversified Income Series
5. FTVIPT Templeton Global Bond Securities Fund
6. LVIP SSgA Bond Index Fund
7. LVIP Global Income Fund

To satisfy the Investment Requirements, you may allocate 100% of your contract value among the MFS VIT Total Return Series, the BlackRock Global Allocation VI Fund, the FTVIPT Franklin Income Securities Fund, or the LVIP Wilshire Profile Funds that are available in your contract except not more than 70% can be allocated to the LVIP Wilshire Aggressive Profile Fund, LVIP Wilshire 2030 Profile Fund and LVIP Wilshire 2040 Profile Fund. If you allocate less than 100% of your contract value to or among MFS VIT Total Return Series, the BlackRock Global Allocation VI Fund, the FTVIPT Franklin Income Securities Fund, or the available LVIP Wilshire Profile Funds, then these funds will be considered as part of Group 1 or 2 above, as applicable and you will be subject to Group 1 or 2 restrictions. The DWS Alternative Asset Allocation Plus VIP Portfolio, the PIMCO VIT Commodity Real Return Strategy Portfolio, the LVIP SSgA Emerging Markets 100 Fund, the AllianceBernstein VPS Global Thematic Growth Portfolio, the Delaware VIP REIT Series and the Delaware VIP Emerging Markets Series are not available with these riders. The fixed account is only available for dollar cost averaging.

To satisfy the Investment Requirements, contract value can be allocated in accordance with certain asset allocation models, made available to you by your broker dealer. 100% of the contract value can be allocated to one of the following models: Lincoln SSgA Structured Conservative Model, Lincoln SSgA Structured Moderate Model, Lincoln SSgA Structured Moderately Aggressive Model, Lincoln SSgA Conservative Index Model, Lincoln SSgA Moderate Index Model, and Lincoln SSgA Moderately Aggressive Index Model. You may choose one asset allocation model at a time, though you may change to a different asset allocation model in your contract that meets the Investment Requirements or reallocate your contract value among the Group 1 or 2 subaccounts.

Beginning June 30, 2009. Contractowners who have elected the Lincoln Lifetime Income (Reg. TM) Advantage Rider, the Guaranteed Income Benefit (version 2 or version 3) under i4LIFE (Reg. TM) Advantage, Lincoln SmartSecurity (Reg. TM) Advantage, or 4LATER (Reg. TM) Advantage on or after June 30, 2009 will be subject to the following Investment Requirements on the investments in their contracts.

We have divided the subaccounts of your contract into three groups. We will specify the minimum or maximum percentages of your contract value (includes Account Value if i4LIFE (Reg. TM) Advantage is in effect) that must be in each group at the time you purchase the rider. In addition, you may allocate your contract value and purchase payments in accordance with certain asset allocation models. If you terminate an asset allocation model, you must follow the Investment Requirements applicable to your rider. Some investment options are not available to you if you purchase certain riders. The Investment Requirements may not be consistent with an aggressive investment strategy. You should consult with your registered representative to determine if the Investment Requirements are consistent with your investment objectives.

You can select the percentages of contract value to allocate to individual funds within each group, but the total investment for all funds in a group must comply with the specified minimum or maximum percentages for that group.

In accordance with these Investment Requirements, you agree to be automatically enrolled in the portfolio rebalancing option under your contract and thereby authorize us to automatically rebalance your contract value on a periodic basis. On each quarterly anniversary of the effective date of the Rider, we will rebalance your contract value, on a pro-rata basis, based on your allocation instructions in effect at the time of the rebalancing. Confirmation of the rebalancing will appear on your quarterly statement and you will not receive an individual confirmation after each reallocation.

At this time, the subaccount groups are as follows:



Group 1                                              Group 2
Investments must be at least 30% of contract value   Investments cannot exceed 70% of contract value or
or Account Value                                     Account Value
---------------------------------------------------- ---------------------------------------------------
1. American Century VP Inflation Protection Fund     All other funds except as described below.
2. LVIP Delaware Bond Fund
3. Delaware VIP Limited-Term Diversified Income
Series
4. Delaware VIP Diversified Income Series
5. LVIP SSgA Bond Index Fund

6. LVIP Global Income Fund
7. FTVIPT Templeton Global Securities Fund



Group 3
Investments cannot exceed 10% of contract value
or Account Value
-------------------------------------------------------
1. AllianceBernstein VPS Global Thematic Growth
Portfolio
2. Delaware VIP Emerging Markets Series
3. Delaware VIP REIT Series
4. DWS Alternative Asset Allocation Plus VIP Portfolio
5. LVIP SSgA Emerging Markets 100 Fund
6. LVIP Cohen & Steers Global Real Estate Fund
7. MFS VIT Utilities Series

To satisfy the Investment Requirements, you may allocate 100% of your contract value among the MFS VIT Total Return Series, the BlackRock Global Allocation VI Fund, or the LVIP Wilshire Profile Funds that are available in your contract except not more than 70% can be allocated to the LVIP Wilshire Aggressive Profile Fund. If you allocate less than 100% of your contract value to or among MFS VIT Total Return Series, the BlackRock Global Allocation VI Fund, or the available LVIP Wilshire Profile Funds, then these funds will be considered as part of Group 1 or 2 above, as applicable, and you will be subject to Group 1 or 2 restrictions. The PIMCO VIT Commodity Real Return Strategy Portfolio is not available with these riders. The fixed account is only available for dollar cost averaging.

To satisfy the Investment Requirements, contract value can be allocated in accordance with certain asset allocation models, made available to you by your broker dealer. 100% of the contract value can be allocated to one of the following models: Lincoln SSgA Structured Conservative Model, Lincoln SSgA Structured Moderate Model, Lincoln SSgA Structured Moderately Aggressive Model, Lincoln SSgA Conservative Index Model, Lincoln SSgA Moderate Index Model, and Lincoln SSgA Moderately Aggressive Index Model. You may choose one asset allocation model at a time, though you may change to a different asset allocation model in your contract that meets the Investment Requirements or reallocate your contract value among the Group 1, 2 or 3 subaccounts.


Living Benefit Riders

The optional Living Benefit Riders offered under this variable annuity contract
- Lincoln Lifetime IncomeSM Advantage, Lincoln SmartSecurity (Reg. TM) Advantage, i4LIFE (Reg. TM) Advantage with the Guaranteed Income Benefit and 4LATER (Reg. TM) Advantage - are described in the following sections. The riders offer either a minimum withdrawal benefit (Lincoln Lifetime IncomeSM Advantage and Lincoln SmartSecurity (Reg. TM) Advantage) or a minimum annuity payout (i4LIFE (Reg. TM) Advantage and 4LATER (Reg. TM) Advantage). You may not elect more than one Living Benefit rider at a time. Upon election of a Living Benefit rider, you will be subject to Investment Requirements (unless you elect i4LIFE (Reg. TM) Advantage without the Guaranteed Income Benefit). The overview chart provided with this prospectus provides a brief description and comparison of each Living Benefit rider. Excess withdrawals under certain Living Benefit Riders may result in a reduction or premature termination of those benefits or of those riders. Terms and conditions may change after the contract is purchased.


Lincoln Lifetime IncomeSM Advantage

The Lincoln Lifetime IncomeSM Advantage is a Rider that is available for purchase with your variable annuity contract if the purchase payment or contract value (if purchased after the contract is issued) is at least $25,000 and you are age 60 or older. This Rider provides minimum, guaranteed, periodic withdrawals for your life as contractowner/annuitant regardless of the investment performance of the contract, provided that certain conditions are met. A minimum guaranteed amount (Guaranteed Amount) is used to calculate the periodic withdrawals from your contract, but is not available as a separate benefit upon death or surrender. The Guaranteed Amount is equal to the initial purchase payment (or contract value if elected after contract issue) increased by subsequent purchase payments, Automatic Annual Step-ups, 5% Enhancements and the Step-up to 200% of the initial Guaranteed Amount (if applicable to your contract) and decreased by withdrawals in accordance with the provisions set forth below. No additional purchase payments are allowed if the contract value decreases to zero for any reason.

This Rider provides annual withdrawals of 5% of the initial Guaranteed Amount called Maximum Annual Withdrawal amounts. You may receive Maximum Annual Withdrawal amounts for your lifetime. Withdrawals in excess of the Maximum Annual Withdrawal amount may significantly reduce your Maximum Annual Withdrawal amount. Withdrawals will also negatively impact the availability of the 5% Enhancement and the 200% Step-up (if applicable to your contract). These options are discussed below in detail.

By purchasing the Lincoln Lifetime IncomeSM Advantage Rider, you will be limited in how you can invest in the subaccounts in your contract. In addition, the fixed account is not available except for use with dollar cost averaging. See The Contracts - Investment Requirements.

Lincoln New York offers other optional riders available for purchase with its variable annuity contracts. These riders provide different methods to take income from your contract value and may provide certain guarantees. These riders are fully discussed in this prospectus. There are differences between the riders in the features provided as well as the charge structure. In addition, the purchase of one rider may impact the availability of another rider. Information about the relationship between Lincoln Lifetime IncomeSM Advantage and these other riders is included later in this prospectus (See Lincoln Lifetime IncomeSM Advantage - Compare to Lincoln Smart Security (Reg.
TM) Advantage and i4LIFE (Reg. TM) Advantage option.) Not all riders will be available at all times.

We have designed the rider to protect you from outliving your contract value. If the rider terminates or you die before your contract value is reduced to zero, neither you nor your estate will receive any lifetime withdrawals from us under the rider. We limit your withdrawals to the Maximum Annual Withdrawal amount and impose Investment Requirements in order to minimize the risk that your contract value will be reduced to zero before your death.

If the Rider is elected at contract issue, then the Rider will be effective on the contract's effective date. If the Rider is elected after the contract is issued (by sending a written request to our Servicing Office), the Rider will be effective on the next valuation date following approval by us. You may not simultaneously elect Lincoln Lifetime IncomeSM Advantage with any other Living Benefit rider.

Benefit Year. The Benefit Year is the 12-month period starting with the effective date of the Rider and starting with each anniversary of the Rider effective date after that.

Guaranteed Amount. The Guaranteed Amount is a value used to calculate your withdrawal benefit under this Rider. The Guaranteed Amount is not available to you as a lump sum withdrawal or a death benefit. The initial Guaranteed Amount varies based on when you elect the Rider. If you elect the Rider at the time you purchase the contract, the initial Guaranteed Amount will equal your initial purchase payment. If you elect the Rider after we issue the contract, the initial Guaranteed Amount will equal the contract value on the effective date of the Rider. The maximum Guaranteed Amount is $10,000,000. This maximum takes into consideration the total Guaranteed Amounts from all Lincoln New York contracts (or contracts issued by our affiliates) in which you are the covered life under either the Lincoln Lifetime IncomeSM Advantage or Lincoln SmartSecurity (Reg. TM) Advantage.

Additional purchase payments automatically increase the Guaranteed Amount by the amount of the purchase payment (not to exceed the maximum Guaranteed Amount); for example, a $10,000 additional purchase payment will increase the Guaranteed Amount by $10,000. After the first anniversary of the Rider effective date, each time a purchase payment is made after the cumulative purchase payments equal or exceed $100,000, the charge for your Rider may change on the next Benefit Year anniversary. The charge will be the current charge in effect on that next Benefit Year Anniversary, for new purchases of the Rider. The charge will never exceed the guaranteed maximum annual charge. See Charges and Other Deductions - Lincoln Lifetime IncomeSM Advantage Charge. Additional purchase payments will not be allowed if the contract value decreases to zero for any reason including market loss.

The following example demonstrates the impact of additional purchase payments on the Lincoln Lifetime IncomeSM Advantage charge:



         Initial purchase payment                   $100,000
         Additional purchase payment in Year 2      $ 95,000   No change to charge
         Additional purchase payment in Year 3      $ 75,000   Charge will be the current charge
         Additional purchase payment in Year 4      $ 25,000   Charge will be the current charge

Each withdrawal reduces the Guaranteed Amount as discussed below.

Since the charge for the Rider is based on the Guaranteed Amount, the cost of the Rider increases when additional purchase payments, Automatic Annual Step-ups, 5% Enhancements and the 200% Step-up (if applicable to your contract) are made, and the cost decreases as withdrawals are made because these transactions all adjust the Guaranteed Amount. In addition, the percentage charge may change when cumulative purchase payments exceed $100,000 and also when Automatic Annual Step-ups occur as discussed below. See Charges and Other Deductions - Lincoln Lifetime IncomeSM Advantage Charge.

5% Enhancement to the Guaranteed Amount. On each Benefit Year anniversary, the Guaranteed Amount, minus purchase payments received in that year, will be increased by 5% if the contractowner/annuitant is under age 86 and the Rider is within the 10 year period described below. Additional purchase payments must be invested in the contract at least one Benefit Year before the 5% Enhancement will be made on the portion of the Guaranteed Amount equal to that purchase payment. Any purchase payments made within the first 90 days after the effective date of the Rider will be included in the Guaranteed Amount for purposes of receiving the 5% Enhancement on the first Benefit Year anniversary.


Note: The 5% Enhancement is not available in any year there is a withdrawal from contract value including a Maximum Annual Withdrawal amount. A 5% Enhancement will occur in subsequent years after a withdrawal only under certain conditions. If you are eligible (as defined below) for the 5% Enhancement in the next year, the Enhancement will not occur until the Benefit Year anniversary of that year.

The following is an example of the impact of the 5% Enhancement on the Guaranteed Amount:

Initial purchase payment = $100,000; Guaranteed Amount = $100,000

Additional purchase payment on day 30 = $15,000; Guaranteed Amount = $115,000

Additional purchase payment on day 95 = $10,000; Guaranteed Amount = $125,000

On the first Benefit Year Anniversary, the Guaranteed Amount is $130,750 ($115,000 times 1.05%=$120,750 plus $10,000). The $10,000 purchase payment on day 95 is not eligible for the 5% Enhancement until the 2nd Benefit Year Anniversary.

The 5% Enhancement will be in effect for 10 years from the effective date of the Rider. The 5% Enhancement will cease upon the death of the contractowner/annuitant or when the contractowner/annuitant reaches age 86. A new 10-year period will begin each time an Automatic Annual Step-up to the contract value occurs as described below. As explained below, the 5% Enhancement and Automatic Annual Step-up will not occur in the same year. If the Automatic Annual Step-up provides a greater increase to the Guaranteed Amount, you will not receive the 5% Enhancement. The 5% Enhancement cannot increase the Guaranteed Amount above the maximum Guaranteed Amount of $10,000,000. For riders purchased prior to January 20, 2009, the 5% Enhancement will be in effect for 15 years from the effective date of the Rider, and a new 15-year period will begin following each Automatic Annual Step-up.

The 5% Enhancement will not occur on any Benefit Year anniversary in which there is a withdrawal, including a Maximum Annual Withdrawal amount, from the contract during that Benefit Year. The 5% Enhancement will occur on the following Benefit Year anniversary if no other withdrawals are made from the contract and the Rider is within the 10-year period.

An example of the impact of a withdrawal on the 5% Enhancement is included in the Withdrawals section below.

If your Guaranteed Amount is increased by the 5% Enhancement on the Benefit Year anniversary, your percentage charge for the Rider will not change. However, the amount you pay for the Rider will increase since the charge for the Rider is based on the Guaranteed Amount. See Charges and Other Deductions - Lincoln Lifetime IncomeSM Advantage Charge.

Automatic Annual Step-ups of the Guaranteed Amount. The Guaranteed Amount will automatically step-up to the contract value on each Benefit Year anniversary if:

     a. the contractowner/annuitant is still living and under age 86; and

   b. the contract value on that Benefit Year anniversary is greater than the Guaranteed Amount after the 5% Enhancement (if any) or 200% Step-up (if any, as described below).

Each time the Guaranteed Amount is stepped up to the current contract value as described above, your percentage charge for the Rider will be the current charge for the Rider, not to exceed the guaranteed maximum charge. Therefore, your percentage charge for this Rider could increase every Benefit Year anniversary. See Charges and Other Deductions - Lincoln Lifetime IncomeSM Advantage Charge.

If your percentage rider charge is increased upon an Automatic Annual Step-up, you may opt out of the Automatic Annual Step-up by giving us notice within 30 days after the Benefit Year anniversary if you do not want your percentage charge for the Rider to change. This opt out will only apply for this particular Automatic Annual Step-up. You will need to notify us each time the percentage charge increases if you do not want the Step-up. If you decline the Automatic Annual Step-up, you will receive the 200% Step-up (if you are eligible as described below) or the 5% Enhancement (if you are eligible as specified above); however, a new 10-year period for 5% Enhancements will not begin. You may not decline the Automatic Annual Step-up, if applicable, if your additional purchase payments would cause your charge to increase. See the earlier Guaranteed Amount section.

Following is an example of how the Automatic Annual Step-ups and the 5% Enhancement will work (assuming no withdrawals or additional purchase payments):



                                                                              Potential for   Length of 5%
                                                                 Guaranteed     Charge to     Enhancement
                                                Contract Value     Amount         Change         Period
                                               ---------------- ------------ --------------- -------------
         Initial Purchase Payment $50,000 .         $50,000        $50,000         No              10
         1st Benefit Year Anniversary.........      $54,000        $54,000        Yes              10
         2nd Benefit Year Anniversary.........      $53,900        $56,700         No               9
         3rd Benefit Year Anniversary.........      $57,000        $59,535         No               8
         4th Benefit Year Anniversary.........      $64,000        $64,000        Yes              10

On the 1st Benefit Year anniversary, the Automatic Annual Step-up increased the Guaranteed Amount to the contract value of $54,000 since the increase in the contract value is greater than the 5% Enhancement amount of $2,500 (5% of $50,000). On the 2nd Benefit Year anniversary, the 5% Enhancement provided a larger increase (5% of $54,000 = $2,700). On the 3rd Benefit Year anniversary, the 5% Enhancement provided a larger increase (5% of $56,700=$2,835). On the 4th Benefit Year anniversary, the Automatic Annual Step-up to the contract value was greater than the 5% Enhancement amount of $2,977 (5% of $59,535).

An Automatic Annual Step-up cannot increase the Guaranteed Amount beyond the maximum Guaranteed Amount of $10,000,000.

Step-up to 200% of the initial Guaranteed Amount. If you purchased Lincoln Lifetime IncomeSM Advantage on or after October 5, 2009, the 200% Step-up will not be available. On the later of the 10th Benefit Year anniversary or the Benefit Year anniversary after you reach age 75, we will step-up your Guaranteed Amount to 200% of your initial Guaranteed Amount (plus any purchase payments made within 90 days of rider election), less any withdrawals, if this would increase your Guaranteed Amount to an amount higher than that provided by the 5% Enhancement or the Automatic Annual Step-up for that year, if applicable. (You will not also receive the 5% Enhancement or Automatic Annual Step-up if the 200% Step-up applies.) (The 200% Step-up will occur on the 10th Benefit Year anniversary if you purchased the rider prior to January 20, 2009.) This Step-up will not occur if:

     1) an Excess Withdrawal (defined below) has occurred; or

   2) cumulative withdrawals totaling more than 10% of the initial Guaranteed Amount (plus purchase payments within 90 days of rider election) have been made (even if these withdrawals were within the Maximum Annual Withdrawal amount).

   For example, assume the initial Guaranteed Amount is $200,000. A $10,000 Maximum Annual Withdrawal was made at age 69 and at age 70. If one more $10,000 Maximum Annual Withdrawal was made at age 71, the Step-up would not be available since withdrawals cannot exceed $20,000 (10% of $200,000).

This Step-up is only available one time and it will not occur if, on the applicable Benefit Year anniversary, your Guaranteed Amount exceeds 200% of your initial Guaranteed Amount (plus purchase payments within 90 days of rider election). Required minimum distributions (RMDs) from qualified contracts may adversely impact this benefit because you may have to withdraw more than 10% of your initial Guaranteed Amount. See the terms governing RMDs in the Maximum Annual Withdrawal Amount section below.

This Step-up will not cause a change to the percentage charge for your rider. However, the amount you pay for the rider will increase since the charge is based on the Guaranteed Amount. See Charges and Other Deductions - Lincoln Lifetime IncomeSM Advantage Charge.

The following example demonstrates the impact of this Step-up on the Guaranteed
Amount:

Initial purchase payment at age 65 = $200,000; Guaranteed Amount =$200,000; Maximum Annual Withdrawal amount = $10,000.

After 10 years, at age 75, the Guaranteed Amount is $272,339 (after applicable 5% Enhancements and two $10,000 Maximum Annual Withdrawal Amounts) and the contract value is $250,000. Since the Guaranteed Amount is less than $360,000 ($200,000 initial Guaranteed Amount reduced by the two $10,000 withdrawals times 200%), the Guaranteed Amount is increased to $360,000.

The 200% Step-up (if applicable to your contract) cannot increase the Guaranteed Amount beyond the maximum Guaranteed Amount of $10,000,000.

Maximum Annual Withdrawal Amount. You may make periodic withdrawals up to the Maximum Annual Withdrawal amount each Benefit Year for your lifetime as long as your Maximum Annual Withdrawal amount is greater than zero.

On the effective date of the Rider, the Maximum Annual Withdrawal amount is equal to 5% of the initial Guaranteed Amount. If you do not withdraw the entire Maximum Annual Withdrawal amount during a Benefit Year, there is no carryover of the extra amount into the next Benefit Year.

If your contract value is reduced to zero because of market performance, withdrawals equal to the Maximum Annual Withdrawal amount will continue automatically for your life under the Maximum Annual Withdrawal Amount Annuity Payment Option (discussed later). You may not withdraw the remaining Guaranteed Amount in a lump sum.

Note: if any withdrawal is made, the 5% Enhancement is not available during that Benefit Year. Withdrawals may also negatively impact the 200% Step-up (see above).

The tax consequences of withdrawals are discussed in Federal Tax Matters section of this prospectus.

All withdrawals you make, whether or not within the Maximum Annual Withdrawal amount, will decrease your contract value.

The Maximum Annual Withdrawal amount is increased by 5% of any additional purchase payments. For example, if the Maximum Annual Withdrawal amount of $2,500 (5% of $50,000 Guaranteed Amount) is in effect and an additional purchase payment of $10,000 is made, the new Maximum Annual Withdrawal amount is $3,000 ($2,500 + 5% of $10,000).

5% Enhancements, Automatic Annual Step-ups and the 200% Step-up (if applicable to your contract) will cause a recalculation of the eligible Maximum Annual Withdrawal amount to the greater of:

   a. the Maximum Annual Withdrawal amount immediately prior to the 5% Enhancement, Automatic Annual Step-up or 200% Step-up; or

     b. 5% of the Guaranteed Amount on the Benefit Year anniversary.

See the chart below for examples of the recalculation.

The Maximum Annual Withdrawal amount from both Lincoln Lifetime IncomeSM Advantage and Lincoln SmartSecurity (Reg. TM) Advantage under all Lincoln New York contracts (or contracts issued by our affiliates) applicable to you can never exceed 5% of the maximum Guaranteed Amount.

Withdrawals. If the cumulative amounts withdrawn from the contract during the Benefit Year (including the current withdrawal) are within the Maximum Annual Withdrawal amount, then:

     1. the withdrawal will reduce the Guaranteed Amount by the amount of the withdrawal on a dollar-for-dollar basis, and

     2. the Maximum Annual Withdrawal amount will remain the same.

The following example illustrates the impact of Maximum Annual Withdrawals on the Guaranteed Amount and the recalculation of the Maximum Annual Withdrawal amount (assuming no additional purchase payments):



                                                                 Guaranteed    Maximum Annual
                                                Contract Value     Amount     Withdrawal Amount
                                               ---------------- ------------ ------------------
         Initial Purchase Payment $50,000 .         $50,000        $50,000         $2,500
         1st Benefit Year Anniversary.........      $54,000        $54,000         $2,700
         2nd Benefit Year Anniversary.........      $51,000        $51,300         $2,700
         3rd Benefit Year Anniversary.........      $57,000        $57,000         $2,850
         4th Benefit Year Anniversary.........      $64,000        $64,000         $3,200

The initial Maximum Annual Withdrawal amount is equal to 5% of the Guaranteed Amount. Since withdrawals occurred each year (even withdrawals within the Maximum Annual Withdrawal amount), the 5% Enhancement of the Guaranteed Amount was not available. However, each year the Automatic Annual Step-up occurred (1st, 3rd and 4th anniversaries), the Maximum Annual Withdrawal amount was recalculated to 5% of the current Guaranteed Amount.

Withdrawals from Individual Retirement Annuity contracts will be treated as within the Maximum Annual Withdrawal amount (even if they exceed the 5% Maximum Annual Withdrawal amount) only if the withdrawals are taken in systematic monthly or quarterly installments of the amount needed to satisfy the RMD rules under Internal Revenue Code Section 401(a)(9). In addition, in order for this exception for RMDs to apply, the following must occur:

     1. Lincoln's monthly or quarterly automatic withdrawal service is used to calculate and pay the RMD;

     2. The RMD calculation must be based only on the value in this contract;
   and

     3. No withdrawals other than RMDs are made within that Benefit Year (except as described in next paragraph).

If your RMD withdrawals during a Benefit Year are less than the Maximum Annual Withdrawal amount, an additional amount up to the Maximum Annual Withdrawal amount may be withdrawn. If a withdrawal, other than an RMD is made during the Benefit Year, then all amounts withdrawn in excess of the Maximum Annual Withdrawal amount, including amounts attributed to RMDs, will be treated as Excess Withdrawals (see below).

Distributions from qualified contracts are generally taxed as ordinary income. In nonqualified contracts, withdrawals of contract value that exceed purchase payments are taxed as ordinary income. See Federal Tax Matters.

Excess Withdrawals. Excess Withdrawals are the cumulative amounts withdrawn from the contract during the Benefit Year (including the current withdrawal) that exceed the Maximum Annual Withdrawal amount. When Excess Withdrawals occur:

   1. The Guaranteed Amount is reduced by the same proportion that the Excess Withdrawal reduces the contract value. This means that the reduction in the Guaranteed Amount could be more than a dollar-for-dollar reduction.

   2. The Maximum Annual Withdrawal amount will be immediately recalculated to 5% of the new (reduced) Guaranteed Amount (after the pro rata reduction for the Excess Withdrawal); and

     3. The 200% Step-up will never occur.

The following example demonstrates the impact of an Excess Withdrawal on the Guaranteed Amount and the Maximum Annual Withdrawal amount. A $12,000 withdrawal caused a $15,182 reduction in the Guaranteed Amount.

Prior to Excess Withdrawal:
Contract Value = $60,000
Guaranteed Amount = $85,000
Maximum Annual Withdrawal amount = $5,000 (5% of the initial Guaranteed Amount of $100,000)

After a $12,000 Withdrawal ($5,000 is within the Maximum Annual Withdrawal amount, $7,000 is the Excess Withdrawal):

The contract value and Guaranteed Amount are reduced dollar for dollar for the Maximum Annual Withdrawal amount of $5,000:

Contract Value = $55,000
Guaranteed Amount = $80,000

The contract value is reduced by the $7,000 Excess Withdrawal and the Guaranteed Amount is reduced by 12.72%, the same proportion that the Excess Withdrawal reduced the $55,000 contract value ($7,000 / $55,000)

Contract value = $48,000

Guaranteed Amount = $69,818 ($80,000 X 12.72% = $10,181; $80,000 - $10,181 =
$69,818)
Maximum Annual Withdrawal amount = $3,491.00 (5% of $69,818)

In a declining market, withdrawals that exceed the Maximum Annual Withdrawal amount may substantially deplete or eliminate your Guaranteed Amount and reduce or deplete your Maximum Annual Withdrawal amount.

Maximum Annual Withdrawal Amount Annuity Payout Option. If you are required to annuitize your Maximum Annual Withdrawal amount because you have reached the maturity date of the contract, the Maximum Annual Withdrawal Amount Annuity Payout Option is available.

The Maximum Annual Withdrawal Amount Annuity Payout Option is a fixed annuitization in which the contractowner will receive annual annuity payments equal to the Maximum Annual Withdrawal amount for life (this option is different from other annuity payment options discussed in your prospectus, including i4LIFE (Reg. TM) Advantage, which are based on your contract value). Payment frequencies other than annual may be available. You will have no other contract features other than the right to receive annuity payments equal to the Maximum Annual Withdrawal amount for your life.

If the contract value is zero and you have a remaining Maximum Annual Withdrawal amount, you will receive the Maximum Annual Withdrawal Amount Annuity Payment Option.

If you are receiving the Maximum Annual Withdrawal Amount Annuity Payout Option, your beneficiary may be eligible for a final payment upon your death. To be eligible the death benefit option in effect immediately prior to the exercise of the Maximum Annual Withdrawal Amount Annuity Payout Option must not be the Account Value Death Benefit.

The final payment is equal to the sum of all purchase payments, decreased by withdrawals in the same proportion as the withdrawals reduce the contract value; withdrawals less than or equal to the Maximum Annual Withdrawal amount and payments under the Maximum Annual Withdrawal Annuity Payout Option will reduce the sum of the purchase payments dollar for dollar.

Death Prior to the Annuity Commencement Date. The Lincoln Lifetime IncomeSM Advantage has no provision for a payout of the Guaranteed Amount or any other death benefit upon death of the contractowners or annuitant. At the time of death, if the contract value equals zero, no death benefit options (as described in the Death Benefit section of this prospectus) will be in effect. Election of the Lincoln Lifetime IncomeSM Advantage does not impact the death benefit options available for purchase with your annuity contract except as described below in Impact to Withdrawal Calculations of Death Benefits before the Annuity Commencement Date. All death benefit payments must be made in compliance with Internal Revenue Code Sections 72(s) or 401(a)(9) as applicable as amended from time to time. See The Contracts - Death Benefit.

Upon the death of the contractowner/annuitant, the Lincoln Lifetime IncomeSM Advantage will end and no further Maximum Annual Withdrawal amounts are available (even if there was a Guaranteed Amount in effect at the time of the death). If the beneficiary elects to continue the contract after the death of the contractowner/annuitant (through a separate provision of the contract), the beneficiary may purchase a new Lincoln Lifetime IncomeSM Advantage Rider if available under the terms and charge in effect at the time of the new purchase. There is no carryover of the Guaranteed Amount.


General Provisions

Termination. After the seventh anniversary of the effective date of the Rider, the contractowner may terminate the Rider by notifying us in writing. Lincoln Lifetime IncomeSM Advantage will automatically terminate:
 o on the annuity commencement date (except payments under the Maximum Annual Withdrawal Amount Annuity Payment Option will continue if applicable);
 o if the contractowner or annuitant is changed including any sale or assignment of the contract or any pledge of the contract as collateral;
 o on the date the contractowner is changed pursuant to an enforceable divorce agreement or decree;
 o upon the death of the contractowner/annuitant;
 o when the Maximum Annual Withdrawal amount is reduced to zero; or
 o upon termination of the underlying annuity contract.

The termination will not result in any increase in contract value equal to the Guaranteed Amount. Upon effective termination of this Rider, the benefits and charges within this Rider will terminate.

If you terminate the Rider, you must wait one year before you can re-elect any Lincoln Lifetime IncomeSM Advantage, Lincoln SmartSecurity (Reg. TM) Advantage, 4LATER (Reg. TM) Advantage or any other living benefits we may offer in the future.

Compare to Lincoln SmartSecurity (Reg. TM) Advantage. If a contractowner is interested in purchasing a rider that provides guaranteed minimum withdrawals, the following factors should be considered when comparing Lincoln Lifetime IncomeSM Advantage and the Lincoln SmartSecurity (Reg. TM) Advantage (only one of these riders can be added to a contract at any one time): the Lincoln Lifetime IncomeSM Advantage has the opportunity to provide a higher Guaranteed Amount because of the 5% Enhancement and Automatic Annual Step-up. However, the current percentage charge for Lincoln Lifetime IncomeSM Advantage is higher than the current percentage charge for Lincoln SmartSecurity (Reg. TM) Advantage and has the potential to increase on every Benefit Year Anniversary if the increase in contract value exceeds the 5% Enhancement. There is no Joint Life option for Lincoln Lifetime IncomeSM Advantage. Another factor to consider is that immediate withdrawals from your contract, under the Lincoln Lifetime IncomeSM Advantage, will adversely impact the 5% Enhancement. The Lincoln SmartSecurity (Reg. TM) Advantage provides that Maximum Annual Withdrawal amounts can continue to a beneficiary to the extent of any remaining Guaranteed Amount while the Lincoln Lifetime IncomeSM Advantage does not offer this feature. The Termination provisions are different between these two riders.

i4LIFE (Reg. TM) Advantage Option. i4LIFE (Reg. TM) Advantage is an income program, available for purchase at an additional charge, that provides periodic variable income payments for life, the ability to make withdrawals during a defined period of time (the Access Period) and a death benefit during the Access Period. This rider is available after the contract's effective date. A minimum payout floor, called the Guaranteed Income Benefit, is also available for purchase at the time you elect i4LIFE (Reg. TM) Advantage. Depending on a person's age and the selected length of the Access Period, i4LIFE (Reg. TM) Advantage may provide a higher payout than the Maximum Annual Withdrawal amounts under Lincoln Lifetime IncomeSM Advantage. You cannot have both i4LIFE (Reg. TM) Advantage and Lincoln Lifetime IncomeSM Advantage in effect on your contract at the same time.

Contractowners with an active Lincoln Lifetime IncomeSM Advantage may decide to drop Lincoln Lifetime IncomeSM Advantage and purchase i4LIFE (Reg. TM) Advantage since i4LIFE (Reg. TM) Advantage provides a different income stream. If this decision is made, the contractowner can use any remaining Lincoln Lifetime IncomeSM Advantage Guaranteed Amount to establish the Guaranteed Income Benefit under the i4LIFE (Reg. TM) Advantage. Owners of the Lincoln Lifetime IncomeSM Advantage rider are guaranteed the ability to purchase i4LIFE (Reg. TM) Advantage with the Guaranteed Income Benefit in the future even if it is no longer generally available for purchase. Owners of Lincoln Lifetime IncomeSM Advantage are also guaranteed that the annuity factors that are used to calculate the initial Guaranteed Income Benefit under i4LIFE (Reg. TM) Advantage will be the annuity factors in effect as of the day they purchased Lincoln Lifetime IncomeSM Advantage. In addition, owners of Lincoln LIfetime IncomeSM Advantage may in the future purchase the Guaranteed Income Benefit at or below the guaranteed maximum charge that is in effect on the date that they purchase Lincoln Lifetime IncomeSM Advantage.

i4LIFE (Reg. TM) Advantage with the Guaranteed Income Benefit for Lincoln Lifetime IncomeSM Advantage purchasers must be elected before the Annuity Commencement Date and by age 90 for nonqualified contracts or age 85 for qualified contracts. See i4LIFE (Reg. TM) Advantage and the Guaranteed Income Benefit sections of this prospectus. The charges for these benefits will be the current charge for new purchasers in effect for the i4LIFE (Reg. TM) Advantage and the current Guaranteed Income Benefit charge in effect for prior purchasers of Lincoln Lifetime IncomeSM Advantage at the time of election of these benefits. If you use your Lincoln Lifetime IncomeSM Advantage Guaranteed Amount to establish the Guaranteed Income Benefit, you must keep i4LIFE (Reg. TM) Advantage and the Guaranteed Income Benefit in effect for at least 3 years.

Below is an example of how the Guaranteed Amount from the Lincoln Lifetime IncomeSM Advantage is used to establish the Guaranteed Income Benefit with i4LIFE (Reg. TM) Advantage.

Prior to i4LIFE (Reg. TM) Advantage election:

Contract Value = $100,000

Guaranteed Amount = $150,000

After i4LIFE (Reg. TM)Advantage election:

Regular Income Payment = $6,700 per year = Contract Value divided by the i4LIFE (Reg. TM) Advantage annuity factor

Guaranteed Income Benefit = $7,537.50 per year = Guaranteed Amount divided by Guaranteed Income Benefit Table factor applicable to owners of the Lincoln Lifetime IncomeSM Advantage rider.

Impact to Withdrawal Calculations of Death Benefits before the Annuity Commencement Date. The death benefit calculation for certain death benefit options in effect prior to the annuity commencement date may change for contractowners with an active Lincoln Lifetime IncomeSM Advantage. Certain death benefit options provide that all withdrawals reduce the death benefit in the same proportion that the withdrawals reduce the contract value. If you elect the Lincoln Lifetime IncomeSM Advantage, withdrawals less than or equal to the Maximum Annual Withdrawal amount will reduce the sum of all purchase payments option of the death benefit on a dollar for dollar basis. This applies to the Guarantee of Principal Death Benefit, and only the sum of all purchase payments alternative of the Enhanced Guaranteed Minimum Death Benefit, whichever is in effect. See The Contracts - Death Benefits. Any Excess Withdrawals will reduce the sum of all purchase payments in the same proportion that the withdrawals reduced the contract value under any death benefit option in which proportionate withdrawals are in effect. This change has no impact on death benefit options in which all withdrawals reduce the death benefit calculation on a dollar for dollar basis. The terms of your contract will describe which method is in effect for your contract.

The following example demonstrates how a withdrawal will reduce the death benefit if both the Enhanced Guaranteed Minimum Death Benefit (EGMDB) and the Lincoln Lifetime IncomeSM Advantage are in effect when the contractowner dies. Note that this calculation applies only to the sum of all purchase payments calculation and not for purposes of reducing the highest anniversary contract value under the EGMDB:

Contract value before withdrawal $80,000

Maximum Annual Withdrawal Amount $ 5,000

Enhanced Guaranteed Minimum Death Benefit (EGMDB) values before withdrawal is the greatest of a), b), or c) described in detail in the EGMDB section of this prospectus:

     a) Contract value $80,000

     b) Sum of purchase payments $100,000

     c) Highest anniversary contract value $150,000

Withdrawal of $9,000 will impact the death benefit calculations as follows:

     a) $80,000 - $9,000 = $71,000 (Reduction $9,000)

     b) $100,000 - $5,000 = $95,000 (dollar for dollar reduction of Maximum Annual Withdrawal amount)
     $95,000 - $5,067 = $89,933 [$95,000 times ($4,000/$75,000) = $5,067] Pro rata reduction of Excess Withdrawal. Total reduction = $10,067.

   c) $150,000 - $16,875 = $133,125 [$150,000 times $9,000/$80,000 = $16,875]
     The entire $9,000 withdrawal reduces the death benefit option pro rata. Total reduction = $16,875.

Item c) provides the largest death benefit of $133,125.

Availability. The Lincoln Lifetime IncomeSM Advantage is available for purchase with nonqualified and qualified (IRAs and Roth IRAs) annuity contracts. The contractowner/annuitant must be 60 years of age or older and under age 86 at the time this Rider is elected. You cannot elect the Rider on or after the purchase of i4LIFE (Reg. TM) Advantage or on or after the Annuity Commencement Date and must wait at least 12 months after terminating 4LATER (Reg. TM) Advantage, Lincoln SmartSecurity (Reg. TM) Advantage or any other living benefits we may offer in the future. If you decide to drop a rider to add Lincoln Lifetime IncomeSM Advantage, your Guaranteed Amount will equal the current contract value on the effective date of the change. Before you make this change, you should consider that no guarantees or fee waiver provisions carry over from the previous rider. The Lincoln Lifetime IncomeSM Advantage terminates after the death of a covered life and the Guaranteed Amount is not available to a beneficiary. See the comparison to Lincoln SmartSecurity (Reg.
TM) Advantage for other factors to consider before making a change.

There is no guarantee that the Lincoln Lifetime IncomeSM Advantage will be available for new purchasers in the future as we reserve the right to discontinue this benefit at any time. Check with your investment representative regarding availability.


Lincoln SmartSecurity (Reg. TM) Advantage

The Lincoln SmartSecurity (Reg. TM) Advantage is a Rider that is available for purchase with your variable annuity contract. This benefit provides a minimum guaranteed amount (Guaranteed Amount) that you will be able to withdraw, in installments, from your contract. The Guaranteed Amount is equal to the initial purchase payment (or contract value if elected after contract issue) adjusted for subsequent purchase payments, step-ups and withdrawals in accordance with the provisions set forth below. There are two options that step-up the Guaranteed Amount to a higher level (the contract value at the time of the step-up):

     Lincoln SmartSecurity (Reg. TM) Advantage -  5 Year Elective Step-up or

     Lincoln SmartSecurity (Reg. TM) Advantage -  1 Year Automatic Step-up

The Lincoln SmartSecurity (Reg. TM) Advantage - 5 Year Elective Step-up option is no longer available for purchase after January 16, 2009. Under the Lincoln SmartSecurity (Reg. TM) Advantage - 5 Year Elective Step-up, the contractowner has the option to step-up the Guaranteed Amount after five years. With the Lincoln SmartSecurity (Reg. TM) Advantage - 1 Year Automatic Step-up option, the Guaranteed Amount will automatically step-up to the contract value, if higher, on each Benefit Year anniversary through the 10th anniversary. With the Lincoln SmartSecurity (Reg. TM) Advantage - 1 Year Automatic Step-up, the contractowner can also initiate additional ten-year periods of automatic step-ups.

You may access this Guaranteed Amount through periodic withdrawals which are based on a percentage of the Guaranteed Amount. With the Lincoln SmartSecurity (Reg. TM) Advantage - 1 Year Automatic Step-up Single Life or Joint Life options, you also have the option to receive periodic withdrawals for your lifetime or for the lifetimes of you and your spouse (when available in your state). These options are discussed below in detail.

By purchasing this Rider, you will be limited in how much you can invest in certain subaccounts. See The Contracts - Investment Requirements. We offer other optional riders available for purchase with variable annuity contracts. These riders, which are fully discussed in this prospectus, provide different methods to take income from your contract value and may provide certain guarantees. There are differences between the riders in the features provided as well as the charge structure. In addition, the purchase of one rider may impact the availability of another rider. In particular, before you elect the Lincoln SmartSecurity (Reg. TM) Advantage, you may want to compare it to Lincoln Lifetime IncomeSM Advantage, which provides minimum guaranteed, periodic withdrawals for life. See The Contracts - Lincoln Lifetime IncomeSM Advantage - Compare to Lincoln SmartSecurity (Reg. TM) Advantage.

If the benefit is elected at contract issue, then the Rider will be effective on the contract's effective date. If the benefit is elected after the contract is issued (by sending a written request to our Servicing Office), the Rider will be effective on the next valuation date following approval by us.

Benefit Year. The Benefit Year is the 12-month period starting with the effective date of the Rider and starting with each anniversary of the Rider effective date after that. If the contractowner elects to step-up the Guaranteed Amount (this does not include automatic annual step-ups within a ten-year period), the Benefit Year will begin on the effective date of the step-up and each anniversary of the effective date of the step-up after that. The step-up will be effective on the next valuation date after notice of the step-up is approved by us.

Guaranteed Amount. The Guaranteed Amount is a value used to calculate your withdrawal benefit under this Rider. The Guaranteed Amount is not available to you as a lump sum withdrawal or a death benefit. The initial Guaranteed Amount varies based on when and how you elect the benefit. If you elect the benefit at the time you purchase the contract, the Guaranteed Amount will equal your initial purchase payment. If you elect the benefit after we issue the contract, the Guaranteed Amount will equal the contract value on the effective date of the Rider. The maximum Guaranteed Amount is $5,000,000 under Lincoln SmartSecurity (Reg. TM) Advantage - 5 Year Elective Step-up option and $10,000,000 for Lincoln SmartSecurity (Reg. TM) Advantage - 1 Year Automatic Step-up option. This maximum takes into consideration the combined Guaranteed Amount of all Lincoln New York contracts (or contracts issued by our affiliates) owned by you (or on which you are the annuitant) under either the Lincoln SmartSecurity (Reg. TM) Advantage or the Lincoln Lifetime IncomeSM Advantage.

Additional purchase payments automatically increase the Guaranteed Amount by the amount of the purchase payment (not to exceed the maximum); for example, a $10,000 additional purchase payment will increase the Guaranteed Amount by $10,000. For the Lincoln SmartSecurity (Reg. TM) Advantage - 5 Year Elective Step-up option we may restrict purchase payments to your annuity contract in the future. We will notify you if we restrict additional purchase payments. For the Lincoln SmartSecurity (Reg. TM) Advantage - 1 Year Automatic Step-up option, we will allow purchase payments into your annuity contract after the first anniversary of the Rider effective date if the cumulative additional purchase payments exceed $100,000 only with prior Servicing Office approval. Additional purchase payments will not be allowed if the contract value is zero.


Each withdrawal reduces the Guaranteed Amount as discussed below.

Since the charge for the Rider is based on the Guaranteed Amount, the cost of the Rider increases when additional purchase payments and step-ups are made, and the cost decreases as withdrawals are made because these transactions all adjust the Guaranteed Amount.

Step-ups of the Guaranteed Amount. Under the Lincoln SmartSecurity (Reg. TM) Advantage - 1 Year Automatic Step-up option, the Guaranteed Amount will automatically step-up to the contract value on each Benefit Year anniversary up to and including the tenth Benefit Year if:

a. the contractowner or joint owner is still living; and

b. the contract value as of the valuation date, after the deduction of any withdrawals (including interest adjustments), the Rider charge and account fee plus any purchase payments made on that date is greater than the Guaranteed Amount immediately preceding the valuation date.

After the tenth Benefit Year anniversary, you may initiate another ten-year period of automatic step-ups by electing (in writing) to step-up the Guaranteed Amount to the greater of the Contract Value or the current Guaranteed Amount if:

a. each contractowner and annuitant is under age 81; and

b. the contractowner or joint owner is still living.

If you choose, we will administer this election for you automatically, so that a new ten-year period of step-ups will begin at the end of each prior ten-year step-up period.

Following is an example of how the step-ups work in the Lincoln SmartSecurity (Reg. TM) Advantage - 1 Year Automatic Step-up option, (assuming no withdrawals or additional purchase payments):

                                                                  Guaranteed
                                                 Contract Value     Amount
         o Initial purchase payment $50,000          $50,000     $50,000
         o 1st Benefit Year Anniversary              $54,000     $54,000
         o 2nd Benefit Year Anniversary              $53,900     $54,000
         o 3rd Benefit Year Anniversary              $57,000     $57,000

Annual step-ups, if the conditions are met, will continue until (and including) the 10th Benefit Year Anniversary. If you had elected to have the next ten-year period of step-ups begin automatically after the prior ten-year period, annual step-ups, if conditions are met, will continue beginning on the 11th Benefit Year Anniversary.

Under the Lincoln SmartSecurity (Reg. TM) Advantage - 5 Year Elective Step-up option, after the fifth anniversary of the Rider, you may elect (in writing) to step-up the Guaranteed Amount to an amount equal to the contract value on the effective date of the step-up. Additional step-ups are permitted, but you must wait at least 5 years between each step-up.

Under both the Lincoln SmartSecurity (Reg. TM) Advantage - 5 Year Elective Step-up and the Lincoln SmartSecurity (Reg. TM) Advantage - 1 Year Automatic Step-up options, contractowner elected step-ups (other than automatic step-ups) will be effective on the next valuation date after we receive your request and a new Benefit Year will begin. Purchase payments and withdrawals made after a step-up adjust the Guaranteed Amount. In the future, we may limit your right to step-up the Guaranteed Amount to your Benefit Year anniversary dates. All step-ups are subject to the maximum Guaranteed Amount.

A contractowner elected step-up (including contractowner step-ups that we administer for you to begin a new ten-year step-up period) may cause a change in the percentage charge for this benefit. There is no change in the percentage charge when automatic, annual step-ups occur during a ten-year period. See Charges and Other Deductions - Rider Charges - Lincoln SmartSecurity (Reg. TM) Advantage Charge.

Withdrawals. You will have access to your Guaranteed Amount through periodic withdrawals up to the Maximum Annual Withdrawal amount each Benefit Year until the Guaranteed Amount equals zero.

On the effective date of the Rider, the Maximum Annual Withdrawal amount is:
 o 7% of the Guaranteed Amount under the Lincoln SmartSecurity (Reg. TM) Advantage - 5 Year Elective Step-up option and
 o 5% of the Guaranteed Amount under the Lincoln SmartSecurity (Reg. TM) Advantage - 1 Year Automatic Step-up option.

If you do not withdraw the entire Maximum Annual Withdrawal amount during a Benefit Year, there is no carryover of the extra amount into the next Benefit Year. The Maximum Annual Withdrawal amount is increased by 7% or 5% (depending on your option) of any additional purchase payments. For example, if the Lincoln SmartSecurity (Reg. TM) Advantage - 1 Year Automatic Step-up option with a Maximum Annual Withdrawal amount of $2,500 (5% of $50,000 Guaranteed Amount) is in effect and an additional purchase payment of $10,000 is made, the new Maximum Annual Withdrawal amount is $3,000 ($2,500 + 5% of $10,000). Step-ups of the Guaranteed Amount (both automatic step-ups and step-ups elected by you) will step-up the Maximum Annual Withdrawal amount to the greater of:

a. the Maximum Annual Withdrawal amount immediately prior to the step-up; or

b. 7% or 5% (depending on your option) of the new (stepped-up) Guaranteed
Amount.

If the cumulative amounts withdrawn from the contract during the Benefit Year (including the current withdrawal) are within the Maximum Annual Withdrawal amount, then:

1. the withdrawal will reduce the Guaranteed Amount by the amount of the withdrawal on a dollar-for-dollar basis, and

2. the Maximum Annual Withdrawal amount will remain the same.

Withdrawals within the Maximum Annual Withdrawal amount are not subject to the interest adjustment on the amount withdrawn from the fixed account, if applicable. See The Contracts - Fixed Side of the Contract. If the Lincoln SmartSecurity (Reg. TM) Advantage - 1 Year Automatic Step-up option is in effect, withdrawals from IRA contracts will be treated as within the Maximum Annual Withdrawal amount (even if they exceed the 5% Maximum Annual Withdrawal amount) only if the withdrawals are taken in the form of systematic monthly or quarterly installments, as calculated by Lincoln, of the amount needed to satisfy the required minimum distribution rules under Internal Revenue Code Section 401(a)(9) for this contract value. Distributions from qualified contracts are generally taxed as ordinary income. In nonqualified contracts, withdrawals of contract value that exceed purchase payments are taxed as ordinary income. See Federal Tax Matters.

When cumulative amounts withdrawn from the contract during the Benefit Year (including the current withdrawal) exceed the Maximum Annual Withdrawal amount:


1. The Guaranteed Amount is reduced to the lesser of:
  o the contract value immediately following the withdrawal, or

  o the Guaranteed Amount immediately prior to the withdrawal, less the amount of the withdrawal.

2. The Maximum Annual Withdrawal amount will be the least of:
  o the Maximum Annual Withdrawal amount immediately prior to the withdrawal;
or
  o the greater of:
   o 7% or 5% (depending on your option) of the reduced Guaranteed Amount immediately following the withdrawal (as specified above when withdrawals exceed the Maximum Annual Withdrawal amount); or
   o 7% or 5% (depending on your option) of the contract value immediately following the withdrawal; or
  o the new Guaranteed Amount.

The following example of the Lincoln SmartSecurity (Reg. TM) Advantage - 1 Year Automatic Step-up option demonstrates the impact of a withdrawal in excess of the Maximum Annual Withdrawal amount on the Guaranteed Amount and the Maximum Annual Withdrawal amount. A $7,000 withdrawal caused a $32,000 reduction in the Guaranteed Amount.

Prior to Excess Withdrawal:
Contract Value = $60,000
Guaranteed Amount = $85,000
Maximum Annual Withdrawal = $5,000 (5% of the initial Guaranteed Amount of $100,000)

After a $7,000 Withdrawal:
Contract Value = $53,000
Guaranteed Amount = $53,000
Maximum Annual Withdrawal = $2,650

The Guaranteed Amount was reduced to the lesser of the contract value immediately following the withdrawal ($53,000) or the Guaranteed Amount immediately prior to the withdrawal, less the amount of the withdrawal ($85,000
- $7,000 = $78,000).

The Maximum Annual Withdrawal amount was reduced to the least of:
1) Maximum Annual Withdrawal amount prior to the withdrawal ($5,000); or
2) The greater of 5% of the new Guaranteed Amount ($2,650) or 5% of the contract value following the withdrawal ($2,650); or
3) The new Guaranteed Amount ($53,000).

The least of these three items is $2,650.

In a declining market, withdrawals that exceed the Maximum Annual Withdrawal amount may substantially deplete or eliminate your Guaranteed Amount and reduce your Maximum Annual Withdrawal amount.

Under the Lincoln SmartSecurity (Reg. TM) Advantage - 5 Year Elective Step-up option for IRA contracts, the annual amount available for withdrawal within the Maximum Annual Withdrawal amount may not be sufficient to satisfy your required minimum distributions under the Internal Revenue Code. This is particularly true for individuals over age 84. Therefore, you may have to make withdrawals that exceed the Maximum Annual Withdrawal amount. Withdrawals over the Maximum Annual Withdrawal amount may quickly and substantially decrease your Guaranteed Amount and Maximum Annual Withdrawal amount, especially in a declining market. You should consult your tax advisor to determine if there are ways to limit the risks associated with these withdrawals. Such methods may involve the timing of withdrawals or foregoing step-ups of the Guaranteed Amount.

Withdrawals in excess of the Maximum Annual Withdrawal amount will be subject to an interest adjustment on the amount withdrawn from the fixed account. Refer to the Statement of Additional Information for an example of the interest adjustment calculation.

Lifetime Withdrawals. (Available only with the Lincoln SmartSecurity (Reg. TM) Advantage - 1 Year Automatic Step-up Single or Joint Life options and not the Lincoln SmartSecurity (Reg. TM) Advantage - 5 Year Elective Step-up option or the prior version of the Lincoln SmartSecurity (Reg. TM) Advantage - 1 Year Automatic Step-up option). Payment of the Maximum Annual Withdrawal amount will be guaranteed for your (contractowner) lifetime (if you purchase the Single Life option) or for the lifetimes of you (contractowner) and your spouse (if the Joint Life option is purchased), as long as:

1) No withdrawals are made before you (and your spouse if a Joint Life) are age 65; and

2) An excess withdrawal (described above) has not reduced the Maximum Annual Withdrawal amount to zero.

If the lifetime withdrawal is not in effect, the Maximum Annual Withdrawal amount will last only until the Guaranteed Amount equals zero.

If any withdrawal is made prior to the time you (or both spouses) are age 65, the Maximum Annual Withdrawal amount will not last for the lifetime(s), except in the two situations described below:

1) If a step-up of the Guaranteed Amount after age 65 causes the Maximum Annual Withdrawal amount to equal or increase from the immediately prior Maximum Annual Withdrawal amount. This typically occurs if the contract value equals or exceeds the highest, prior Guaranteed Amount. If this happens, the new Maximum Annual Withdrawal amount will automatically be available for the specified lifetime(s); or

2) The contractowner makes a one-time election to reset the Maximum Annual Withdrawal amount to 5% of the current Guaranteed Amount. This reset will occur on the first valuation date following the Benefit Year anniversary and will be based on the Guaranteed Amount as of that valuation date. This will reduce your Maximum Annual Withdrawal amount. A contractowner would only choose this if the above situation did not occur. To reset the Maximum Annual Withdrawal amount, the following must occur:

a. the contractowner (and spouse if applicable) is age 65;

b. the contract is currently within a ten-year automatic step-up period described above (or else a contractowner submits a step-up request to start a new ten-year automatic step-up period) (the contractowner must be eligible to elect a step-up; i.e., all contractowners and the annuitant must be alive and under age 81); and

c. you have submitted this request to us in writing at least 30 days prior to the end of the Benefit Year.

As an example of these two situations, if you purchased the Lincoln SmartSecurity (Reg. TM) Advantage - 1 Year Automatic Step-up Single Life with $100,000, your initial Guaranteed Amount is $100,000 and your initial Maximum Annual Withdrawal amount is $5,000. If you make a $5,000 withdrawal at age 62, your Guaranteed Amount will decrease to $95,000. Since you did not satisfy the age 65 requirement, you do not have a lifetime Maximum Annual Withdrawal amount. If a step-up of the Guaranteed Amount after age 65 (either automatic or owner-elected) causes the Guaranteed Amount to equal or exceed $100,000, then the Maximum Annual Withdrawal amount of $5,000 (or greater) will become a lifetime payout. This is the first situation described above. However, if the Guaranteed Amount has not been reset to equal or exceed the highest prior Guaranteed Amount, then you can choose the second situation described above if you are age 65 and the contract is within a ten-year automatic step-up period. This will reset the Maximum Annual Withdrawal amount to 5% of the current Guaranteed Amount; 5% of $95,000 is $4,750. This is your new Maximum Annual Withdrawal amount which can be paid for your lifetime unless excess withdrawals are made.

The tax consequences of withdrawals and annuity payments are discussed in Federal Tax Matters.

All withdrawals you make, whether or not within the Maximum Annual Withdrawal amount, will decrease your contract value. If the contract is surrendered, the contractowner will receive the contract value (less any applicable charges, fees, and taxes) and not the Guaranteed Amount.

If your contract value is reduced to zero because of market performance, withdrawals equal to the Maximum Annual Withdrawal amount will continue for the life of you (and your spouse if applicable) if the lifetime withdrawals are in effect. If not, the Maximum Annual Withdrawal amount will continue until the Guaranteed Amount equals zero. You may not withdraw the remaining Guaranteed Amount in a lump sum.

Guaranteed Amount Annuity Payout Option. If you desire to annuitize your Guaranteed Amount, the Guaranteed Amount Annuity Payout Option is available.

The Guaranteed Amount Annuity Payment Option is a fixed annuitization in which the contractowner (and spouse if applicable) will receive the Guaranteed Amount in annual annuity payments equal to the current 7% or 5% (depending on your option) Maximum Annual Withdrawal amount, including the lifetime Maximum Annual Withdrawals if in effect (this option is different from other annuity payment options discussed in this prospectus, including i4LIFE (Reg. TM) Advantage, which are based on your contract value). Payment frequencies other than annual may be available. Payments will continue until the Guaranteed Amount equals zero and may continue until death if the lifetime Maximum Annual Withdrawal is in effect. This may result in a partial, final payment. You would consider this option only if your contract value is less than the Guaranteed Amount (and you don't believe the contract value will ever exceed the Guaranteed Amount) and you do not wish to keep your annuity contract in force other than to pay out the Guaranteed Amount. You will have no other contract features other than the right to receive annuity payments equal to the Maximum Annual Withdrawal amount until the Guaranteed Amount equals zero.

If the contract value is zero and you have a remaining Guaranteed Amount, you may not withdraw the remaining Guaranteed Amount in a lump sum, but must elect the Guaranteed Amount Annuity Payment Option.

Death Prior to the Annuity Commencement Date. There is no provision for a lump sum payout of the Guaranteed Amount upon death of the contractowners or annuitant. At the time of death, if the contract value equals zero, no death benefit will be paid other than any applicable Maximum Annual Withdrawal amounts. All death benefit payments must be made in compliance with Internal Revenue Code Sections 72(s) or 401(a)(9) as applicable as amended from time to time. See The Contracts - Death Benefit.

Upon the death of the Single Life under the Lincoln SmartSecurity (Reg. TM) Advantage - 1 Year Automatic Step-up-Single Life option, the lifetime payout of the Maximum Annual Withdrawal amount, if in effect, will end. If the contract is continued as discussed below, the Maximum Annual Withdrawal amount will continue until the Guaranteed Amount, if any, is zero. In the alternative, the surviving spouse can choose to become the new Single Life, if the surviving spouse is under age 81. This will cause a reset of the Guaranteed

Amount and the Maximum Annual Withdrawal amount. The new Guaranteed Amount will equal the contract value on the date of the reset and the new Maximum Annual Withdrawal amount will be 5% of the new Guaranteed Amount. This also starts a new 10 year period of automatic step-ups. At this time, the charge for the Rider will become the current charge in effect for new purchases of the Single Life option. The surviving spouse will need to be 65 before taking withdrawals to qualify for a lifetime payout. In deciding whether to make this change, the surviving spouse should consider: 1) the change a reset would cause to the Guaranteed Amount and the Maximum Annual Withdrawal amount; 2) whether it is important to have Maximum Annual Withdrawal amounts for life versus the remainder of the prior Guaranteed Amount; and 3) the cost of the Single Life option.

Upon the first death under the Lincoln SmartSecurity (Reg. TM) Advantage - 1 Year Automatic Step-up-Joint Life option, the lifetime payout of the Maximum Annual Withdrawal amount, if in effect, will continue for the life of the surviving spouse. Upon the death of the surviving spouse, the lifetime payout of the Maximum Annual Withdrawal amount will end. However, if the spouse's beneficiary elects to take the annuity death benefit in installments over life expectancy, the Maximum Annual Withdrawal amount will continue until the Guaranteed Amount, if any, is zero (see below for a non-spouse beneficiary). As an alternative, after the first death, the surviving spouse may choose to change from the Joint Life option to the Single Life option, if the surviving spouse is under age 81. This will cause a reset of the Guaranteed Amount and the Maximum Annual Withdrawal amount. The new Guaranteed Amount will equal the contract value on the date of the reset and the new Maximum Annual Withdrawal amount will be 5% of the new Guaranteed Amount. This also starts a new 10 year period of automatic step-ups. At this time, the charge for the Rider will become the current charge in effect for new purchases of the Single Life option. In deciding whether to make this change, the surviving spouse should consider: 1) if the reset will cause the Guaranteed Amount and the Maximum Annual Withdrawal amount to decrease and 2) if the cost of the Single Life option is less than the cost of the Joint Life option.

If the surviving spouse of the deceased contractowner continues the contract, the remaining automatic step-ups under the Lincoln SmartSecurity (Reg. TM) Advantage - 1 Year Automatic Step-up option, will apply to the spouse as the new contractowner. Under the Lincoln SmartSecurity (Reg. TM) Advantage - 5 Year Elective Step-up option, the new contractowner is eligible to elect to step-up the Guaranteed Amount prior to the next available step-up date; however, all other conditions for the step-up apply and any subsequent step-up by the new contractowner must meet all conditions for a step-up.

If a non-spouse beneficiary elects to receive the death benefit in installments over life expectancy (thereby keeping the contract in force), the beneficiary may continue the Lincoln SmartSecurity (Reg. TM) Advantage if desired. Automatic step-ups under the Lincoln SmartSecurity (Reg. TM) Advantage - 1 Year Automatic Step-up option will not continue and elective step-ups of the Guaranteed Amount under both options will not be permitted. In the event the contract value declines below the Guaranteed Amount (as adjusted for withdrawals of death benefit payments), the beneficiary is assured of receiving payments equal to the Guaranteed Amount (as adjusted). Deductions for the Rider charge will continue on a quarterly basis and will be charged against the remaining Guaranteed Amount. Note: there are instances where the required installments of the death benefit, in order to be in compliance with the Internal Revenue Code as noted above, may exceed the Maximum Annual Withdrawal amount, thereby reducing the benefit of this Rider. If there are multiple beneficiaries, each beneficiary will be entitled to continue a share of the Lincoln SmartSecurity (Reg. TM) Advantage equal to his or her share of the death benefit.

Impact of Divorce on Joint Life Option. In the event of a divorce, the contractowner may change from a Joint Life Option to a Single Life Option (if the contractowner is under age 81) at the current Rider charge for new sales of the Single Life Option. At the time of the change, the Guaranteed Amount will be reset to the current contract value and the Maximum Annual Withdrawal amount will equal 5% of this new Guaranteed Amount.

After a divorce, the contractowner may keep the Joint Life Option to have the opportunity to receive lifetime payouts for the lives of the contractowner and a new spouse. This is only available if no withdrawals were made from the contract after the effective date of the Rider up to and including the date the new spouse is added to the Rider.

Termination. After the later of the fifth anniversary of the effective date of the Rider or the fifth anniversary of the most recent contractowner-elected step-up, including any step-up we administered for you, of the Guaranteed Amount, the contractowner may terminate the Rider by notifying us in writing. Lincoln SmartSecurity (Reg. TM) Advantage will automatically terminate:
 o on the annuity commencement date (except payments under the Guaranteed Amount Annuity Payment Option will continue if applicable);
 o upon the election of i4LIFE (Reg. TM) Advantage;
 o if the contractowner or annuitant is changed (except if the surviving spouse assumes ownership of the contract upon death of the contractowner) including any sale or assignment of the contract or any pledge of the contract as collateral;
 o upon the last payment of the Guaranteed Amount unless the lifetime Maximum Annual Withdrawal is in effect;
 o when a withdrawal in excess of the Maximum Annual Withdrawal amount reduces the Guaranteed Amount to zero; or
 o upon termination of the underlying annuity contract.

The termination will not result in any increase in contract value equal to the Guaranteed Amount. Upon effective termination of this Rider, the benefits and charges within this Rider will terminate.

If you terminate the Rider, you must wait one year before you can re-elect Lincoln SmartSecurity (Reg. TM) Advantage, or purchase Lincoln Lifetime IncomeSM Advantage or 4LATER (Reg. TM) Advantage or any other living benefit we are offering in the future.

i4LIFE (Reg. TM) Advantage Option. Contractowners with an active Lincoln SmartSecurity (Reg. TM) Advantage who decide to terminate the Lincoln SmartSecurity (Reg. TM) Advantage rider and purchase i4LIFE (Reg. TM) Advantage can use any remaining Guaranteed Amount to establish the Guaranteed Income Benefit under the i4LIFE (Reg. TM) Advantage terms and charge in effect at the time of the i4LIFE (Reg. TM) Advantage election. Contractowners may consider this if i4LIFE (Reg. TM) Advantage will provide a higher payout amount, among other reasons. There are many factors to consider when making this decision, including the cost of the riders, the payout amounts and applicable guarantees. You should discuss this decision with your registered representative. See i4LIFE (Reg. TM) Advantage.

Availability. The Lincoln SmartSecurity (Reg. TM) Advantage - 1 Year Automatic Step-up option is available for purchase with nonqualified and qualified (IRAs and Roth IRAs) annuity contracts. All contractowners and the annuitant of the contracts with the Lincoln SmartSecurity (Reg. TM) Advantage - 1 Year Automatic Step-up option must be under age 81 at the time this Rider is elected. You cannot elect the Rider on or after the purchase of i4LIFE (Reg. TM) Advantage or 4LATER (Reg. TM) Advantage or on or after the Annuity Commencement Date. The Lincoln SmartSecurity (Reg. TM) Advantage - 5 Year Elective Step-up option is no longer available for purchase.

There is no guarantee that the Lincoln SmartSecurity (Reg. TM) Advantage will be available for new purchasers in the future as we reserve the right to discontinue this benefit at any time. This Rider is available for contracts issued after October 1, 2003. Check with your investment representative regarding availability.


i4LIFE (Reg. TM) Advantage

i4LIFE (Reg. TM) Advantage (the Variable Annuity Payout Option Rider in your contract) is an optional annuity payout rider you may purchase at an additional cost and is separate and distinct from other annuity payout options offered under your contract and described later in this prospectus. You may also purchase either the i4LIFE (Reg. TM) Advantage Guaranteed Income Benefit or the 4LATER (Reg. TM) Guaranteed Income Benefit (described below) for an additional charge. See Charges and Other Deductions - i4LIFE (Reg. TM) Advantage Charges.

i4LIFE (Reg. TM) Advantage is a payout option that provides you with variable, periodic regular income payments for life. These payouts are made during an Access Period, where you have access to the Account Value. After the Access Period ends, payouts continue for the rest of your life, during the Lifetime Income Period. i4LIFE (Reg. TM) Advantage is different from other annuity payout options provided by Lincoln because with i4LIFE (Reg. TM) Advantage, you have the ability to make additional withdrawals or surrender the contract during the Access Period. You may also purchase the Guaranteed Income Benefit which provides a minimum payout floor for your regular income payments. The initial regular income payment is calculated from the Account Value on the periodic income commencement date, a date no more than 14 days prior to the date you select to begin receiving the regular income payments. This option is available on non-qualified annuities, IRAs and Roth IRAs (check with your registered representative regarding availability with SEP market). This option is subject to a charge (imposed only during the i4LIFE (Reg. TM) Advantage payout phase) computed daily on the average account value. See Charges and Other Deductions - i4LIFE (Reg. TM) Advantage Charges.

i4LIFE (Reg. TM) Advantage is available for contracts with a contract value of at least $50,000 and may be elected after the effective date of the contract and before an annuity payout option is elected by sending a written request to our Servicing Office. If you purchased 4LATER (Reg. TM) Advantage, you must wait at least one year before you can purchase i4LIFE (Reg. TM) Advantage. When you elect i4LIFE (Reg. TM) Advantage, you must choose the annuitant, secondary life, if applicable, and make several choices about your regular income payments. The annuitant and secondary life may not be changed after i4LIFE (Reg. TM) Advantage is elected. For qualified contracts, the secondary life must be the spouse. See i4LIFE (Reg. TM) Advantage Death Benefits regarding the impact of a change to the annuitant prior to the i4LIFE (Reg. TM) Advantage election.

i4LIFE (Reg. TM) Advantage for IRA annuity contracts is only available if the annuitant and secondary life, if applicable, are age 591/2 or older at the time the option is elected. i4LIFE (Reg. TM) Advantage must be elected by age 85 on qualified contracts. Additional limitations on issue ages and features may be necessary to comply with the IRC provisions for required minimum distributions. Additional purchase payments may be made during the Access Period for an IRA annuity contract, unless a Guaranteed Income Benefit has been elected.

Additional purchase payments will not be accepted once i4LIFE (Reg. TM) Advantage becomes effective for a non-qualified annuity contract.

If i4LIFE (Reg. TM) Advantage is selected, the applicable transfer provisions among subaccounts and the fixed account will continue to be those specified in your annuity contract for transfers on or before the annuity commencement date. However, once i4LIFE (Reg. TM) Advantage begins, any automatic withdrawal service will terminate. See The Contracts - Transfers on or Before the Annuity Commencement Date.

When you elect i4LIFE (Reg. TM) Advantage, the death benefit that you had previously elected will become the death benefit under i4LIFE (Reg. TM) Advantage, unless you elect a less expensive death benefit option. Existing contractowners with the Account Value death benefit who elect i4LIFE (Reg. TM) Advantage must choose the i4LIFE (Reg. TM) Advantage Account Value death benefit. The amount paid under the new death benefit may be less than the amount that would have been paid under the death benefit provided before i4LIFE (Reg. TM) Advantage began. See The Contracts - i4LIFE (Reg. TM) Advantage Death Benefits.

Access Period. At the time you elect i4LIFE (Reg. TM) Advantage, you also select the Access Period, which begins on the periodic income commencement date. The Access Period is a defined period of time during which we pay variable, periodic regular income payments and provide a death benefit, and during which you may surrender the contract and make withdrawals from your Account Value (defined below). At the end of the Access Period, the remaining Account Value is used to make regular income payments for the rest of your life (or the Secondary Life if applicable) and you will no longer be able to make withdrawals or surrenders or receive a death benefit. If your Account Value is reduced to zero because of withdrawals or market loss, your Access Period ends.

We will establish the minimum (currently 5 years) and maximum (currently to age 115 for non-qualified contracts; to age 100 for qualified contracts) Access Periods at the time you elect i4LIFE (Reg. TM) Advantage. Generally, shorter Access Periods will produce a higher initial regular income payment than longer Access Periods. At any time during the Access Period, and subject to the rules in effect at that time, you may extend or shorten the Access Period by sending us notice. Additional restrictions may apply if you are under age 591/2 when you request a change to the Access Period. Currently, if you extend the Access Period, it must be extended at least 5 years. If you change the Access Period, subsequent regular income payments will be adjusted accordingly, and the Account Value remaining at the end of the new Access Period will be applied to continue regular income payments for your life. Additional limitations on issue ages and features may be necessary to comply with the IRC provisions for required minimum distributions. We may reduce or terminate the Access Period for IRA i4LIFE (Reg. TM) Advantage contracts in order to keep the regular income payments in compliance with IRC provisions for required minimum distributions. The minimum Access Period requirements for Guaranteed Income Benefits are longer than the requirements for i4LIFE (Reg. TM) Advantage without a Guaranteed Income Benefit. Shortening the Access Period will terminate the Guaranteed Income Benefit. See The Contracts - Guaranteed Income Benefit with i4LIFE (Reg. TM) Advantage.

Account Value. The initial Account Value is the contract value on the valuation date i4LIFE (Reg. TM) Advantage is effective, less any applicable premium taxes. During the Access Period, the Account Value will be increased/decreased by any investment gains/losses including interest credited on the fixed account, and will be reduced by regular income payments and Guaranteed Income Benefit payments made as well as any withdrawals taken. After the Access Period ends, the remaining Account Value will be applied to continue regular income payments for your life and the Account Value will be reduced to zero.

Regular income payments during the Access Period. i4LIFE (Reg. TM) Advantage provides for variable, periodic regular income payments for as long as an annuitant (or secondary life, if applicable) is living and access to your Account Value during the Access Period. When you elect i4LIFE (Reg. TM) Advantage, you will have to choose the date you will receive the initial regular income payment, the frequency of the payments (monthly, quarterly, semi-annually or annually), how often the payment is recalculated, the length of the Access Period and the assumed investment return. These choices will influence the amount of your regular income payments. Regular income payments must begin within one year of the date you elect i4LIFE (Reg. TM) Advantage.

If you do not choose a payment frequency, the default is a monthly frequency. In most states, you may also elect to have regular income payments from non-qualified contracts recalculated only once each year rather than recalculated at the time of each payment. This results in level regular income payments between recalculation dates. Qualified contracts are only recalculated once per year, at the beginning of each calendar year. You also choose the assumed investment return. Return rates of 3%, 4%, or 5% may be available. The higher the assumed investment return you choose, the higher your initial regular income payment will be and the higher the return must be to increase subsequent regular income payments. You also choose the length of the Access Period. At this time, changes can only be made on periodic income commencement date anniversaries.

Regular income payments are not subject to any applicable interest adjustments. See Charges and Other Deductions. For information regarding income tax consequences of regular income payments, see Federal Tax Matters.

The amount of the initial regular income payment is determined on the periodic income commencement date by dividing the contract value (or purchase payment if elected at contract issue), less applicable premium taxes by 1000 and multiplying the result by an annuity factor. The annuity factor is based upon:
 o the age and sex of the annuitant and secondary life, if applicable;
 o the length of the Access Period selected;
 o the frequency of the regular income payments;
 o the assumed investment return you selected; and
 o the Individual Annuity Mortality table specified in your contract.

The annuity factor used to determine the regular income payments reflects the fact that, during the Access Period, you have the ability to withdraw the entire Account Value and that a death benefit of the entire Account Value will be paid to your beneficiary upon your death. These benefits during the Access Period result in a slightly lower regular income payment, during both the Access Period and the Lifetime Income Period, than would be payable if this access was not permitted and no lump-sum death benefit of the full Account Value was payable (The contractowner must elect an Access Period of no less than the minimum Access Period which is currently set at 5 years.) The annuity factor also reflects the requirement that there be sufficient Account Value at the end of the Access Period to continue your regular income payments for the remainder of your life (and/or the secondary life if applicable), during the Lifetime Income Period, with no further access or death benefit.

The Account Value will vary with the actual net investment return of the subaccounts selected and the interest credited on the fixed account, which then determines the subsequent regular income payments during the Access Period. Each subsequent regular income payment (unless the levelized option is selected) is determined by dividing the Account Value on the applicable valuation date by 1000 and multiplying this result by an annuity factor revised to reflect the declining length of the Access Period. As a result of this calculation, the actual net returns in the Account Value are measured against the assumed investment return to determine subsequent regular income payments. If the actual net investment return (annualized) for the contract exceeds the assumed investment return, the regular income payment will increase at a rate approximately equal to the amount of such excess. Conversely, if the actual net investment return for the contract is less than the assumed investment return, the regular income payment will decrease. For example, if net investment return is 3% higher (annualized) than the assumed investment return, the regular income payment for the next year will increase by approximately 3%. Conversely, if actual net investment return is 3% lower than the assumed investment return, the regular income payment will decrease by approximately 3%.

Withdrawals made during the Access Period will also reduce the Account Value that is available for regular income payments, and subsequent regular income payments will be reduced in the same proportion that withdrawals reduce the Account Value.

For a joint life option, if either the annuitant or secondary life dies during the Access Period, regular income payments will be recalculated using a revised annuity factor based on the single surviving life, if doing so provides a higher regular income payment.

For nonqualified contracts, if the annuitant and secondary life, if applicable, both die during the Access Period, the Guaranteed Income Benefit (if any) will terminate and the annuity factor will be revised for a non-life contingent regular income payment and regular income payments will continue until the Account Value is fully paid out and the Access Period ends. For qualified contracts, if the annuitant and secondary life, if applicable, both die during the Access Period, i4LIFE (Reg. TM) Advantage (and any Guaranteed Income Benefit if applicable) will terminate.

Regular income payments during the Lifetime Income Period. The Lifetime Income Period begins at the end of the Access Period if either the annuitant or secondary life is living. Your earlier elections regarding the frequency of regular income payments, assumed investment return and the frequency of the recalculation do not change. The initial regular income payment during the Lifetime Income Period is determined by dividing the Account Value on the last valuation date of the Access Period by 1000 and multiplying the result by an annuity factor revised to reflect that the Access Period has ended. The annuity factor is based upon:
 o the age and sex of the annuitant and secondary life (if living);
 o the frequency of the regular income payments;
 o the assumed investment return you selected; and
 o the Individual Annuity Mortality table specified in your contract.

The impact of the length of the Access Period and any withdrawals made during the Access Period will continue to be reflected in the regular income payments during the Lifetime Income Period. To determine subsequent regular income payments, the contract is credited with a fixed number of annuity units equal to the initial regular income payment (during the Lifetime Income Period) divided by the annuity unit value (by subaccount). Subsequent regular income payments are determined by multiplying the number of annuity units per subaccount by the annuity unit value. Your regular income payments will vary based on the value of your annuity units. If your regular income payments are adjusted on an annual basis, the total of the annual payment is transferred to Lincoln New York's general account to be paid out based on the payment mode you selected. Your payment(s) will not be affected by market performance during that year. Your regular income payment(s) for the following year will be recalculated at the beginning of the following year based on the current value of the annuity units.

Regular income payments will continue for as long as the annuitant or secondary life, if applicable, is living, and will continue to be adjusted for investment performance of the subaccounts your annuity units are invested in (and the fixed account if applicable). Regular income payments vary with investment performance.

During the lifetime income period, there is no longer an Account Value; therefore, no withdrawals are available and no death benefit is payable. In addition, transfers are not allowed from a fixed annuity payment to a variable annuity payment.


i4LIFE (Reg. TM) Advantage Death Benefits

i4LIFE (Reg. TM) Advantage Account Value Death Benefit. The i4LIFE (Reg. TM) Advantage Account Value death benefit is available during the Access Period. This death benefit is equal to the Account Value as of the valuation date on which we approve the payment of the death claim. You may not change this death benefit once it is elected.

i4LIFE (Reg. TM) Advantage Guarantee of Principal Death Benefit. The i4LIFE (Reg. TM) Advantage Guarantee of Principal death benefit is available during the Access Period and will be equal to the greater of:
 o the Account Value as of the valuation date we approve the payment of the claim; or
 o the sum of all purchase payments, less the sum of regular income payments and other withdrawals where:
  o regular income payments, including withdrawals to provide the Guaranteed Income Benefits, reduce the death benefit by the dollar amount of the payment; and
  o all other withdrawals, if any, reduce the death benefit in the same proportion that withdrawals reduce the contract value or Account Value.

References to purchase payments and withdrawals include purchase payments and withdrawals made prior to the election of i4LIFE (Reg. TM) Advantage if your contract was in force with the Guarantee of Principal or greater death benefit option prior to that election.

In a declining market, withdrawals which are deducted in the same proportion that withdrawals reduce the contract value or Account Value, may have a magnified effect on the reduction of the death benefit payable. All references to withdrawals include deductions for any applicable charges associated with that withdrawal and premium taxes, if any.

The following example demonstrates the impact of a proportionate withdrawal on your death benefit:



         o i4LIFE (Reg. TM) Advantage Guarantee of Principal Death Benefit     $200,000
         o Total i4LIFE (Reg. TM) Regular Income payments                      $ 25,000
         o Additional Withdrawal                                               $15,000 ($15,000/$150,000=10% withdrawal)
         o Account Value at the time of Additional Withdrawal                  $150,000

     Death Benefit Value after i4LIFE (Reg. TM) regular income payment = $200,000 - $25,000 = $175,000
     Death Benefit Value after additional withdrawal = $175,000 - $17,500 = $157,500
     Reduction in Death Benefit Value for Withdrawal = $175,000 X 10% = $17,500

The regular income payments reduce the death benefit by $25,000 and the additional withdrawal causes a 10% reduction in the death benefit, the same percentage that the withdrawal reduced the Account Value.

During the Access Period, contracts with the i4LIFE (Reg. TM) Advantage Guarantee of Principal death benefit may elect to change to the i4LIFE (Reg.
TM) Advantage Account Value death benefit. We will effect the change in death benefit on the valuation date we receive a completed election form at our Servicing office, and we will begin deducting the lower i4LIFE (Reg. TM) Advantage charge at that time. Once the change is effective, you may not elect to return to the i4LIFE (Reg. TM) Advantage Guarantee of Principal death benefit.

i4LIFE (Reg. TM) Advantage EGMDB. The i4LIFE (Reg. TM) Advantage EGMDB is only available during the Access Period. This benefit is the greatest of:
 o the Account Value as of the valuation date on which we approve the payment of the claim; or
 o the sum of all purchase payments, less the sum of regular income payments and other withdrawals where:
  o regular income payments, including withdrawals to provide the Guaranteed Income Benefit, reduce the death benefit by the dollar amount of the payment or in the same proportion that regular income payments reduce the Account Value, depending on the terms of your contract; and
  o all other withdrawals, if any, reduce the death benefit in the same proportion that withdrawals reduce the contract value or Account Value.

References to purchase payments and withdrawals include purchase payments and withdrawals made prior to the election of i4LIFE (Reg. TM) Advantage if your contract was in force with the Guarantee of Principal or greater death benefit option prior to that election; or
 o the highest Account Value or contract value on any contract anniversary date (including the inception date of the contract) after the EGMDB is effective (determined before the allocation of any purchase payments on that contract anniversary) prior to the 81st birthday of the deceased and prior to the date of death. The highest Account Value or contract value is increased by purchase payments and is decreased by regular income payments, including withdrawals to provide the Guaranteed Income Benefits and all other withdrawals subsequent to the anniversary date on which the highest Account Value or contract value is obtained. Regular income payments and withdrawals are deducted in the same proportion that regular income payments and withdrawals reduce the contract value or Account Value.

When determining the highest anniversary value, if you elected the EGMDB (or more expensive death benefit option) prior to electing i4LIFE (Reg. TM) Advantage and this death benefit was in effect when you purchased i4LIFE (Reg.
TM) Advantage, we will look at the contract value before i4LIFE (Reg. TM) Advantage and the Account Value after the i4LIFE (Reg. TM) Advantage election to determine the highest anniversary value.

In a declining market, withdrawals which are deducted in the same proportion that withdrawals reduce the Account Value, may have a magnified effect on the reduction of the death benefit payable. All references to withdrawals include deductions for any applicable charges associated with that withdrawal and premium taxes, if any.

Contracts with the i4LIFE (Reg. TM) Advantage EGMDB may elect to change to the i4LIFE (Reg. TM) Advantage Guarantee of Principal or i4LIFE (Reg. TM) Advantage Account Value death benefit. We will effect the change in death benefit on the valuation date we receive a completed election form at our Servicing office, and we will begin deducting the lower i4LIFE (Reg. TM) Advantage charge at that time. Once the change is effective, you may not elect to return to the i4LIFE (Reg. TM) Advantage EGMDB.

General Death Benefit Provisions. For all death benefit options, following the Access Period, there is no death benefit. The death benefits also terminate when the Account Value equals zero, because the Access Period terminates.

If there is a change in the contractowner, joint owner or annuitant during the life of the contract, for any reason other than death, the only death benefit payable for the new person will be the i4LIFE (Reg. TM) Advantage Account Value death benefit.

For non-qualified contracts, upon the death of the contractowner, joint owner or annuitant, the contractowner (or beneficiary) may elect to terminate the contract and receive full payment of the death benefit or may elect to continue the contract and receive regular income payments. Upon the death of the secondary life, who is not also an owner, only the surrender value is paid.

If you are the owner of an IRA annuity contract, and there is no secondary life, and you die during the Access Period, the i4LIFE (Reg. TM) Advantage will terminate. A spouse beneficiary may start a new i4LIFE (Reg. TM) Advantage program.

If a death occurs during the Access Period, the value of the death benefit will be determined as of the valuation date we approve the payment of the claim. Approval of payment will occur upon our receipt of all the following:

1. proof (e.g. an original certified death certificate), or any other proof of death satisfactory to us; and

2. written authorization for payment; and

3. all required claim forms, fully completed (including selection of a settlement option).

Notwithstanding any provision of this contract to the contrary, the payment of death benefits provided under this contract must be made in compliance with Code Section 72(s) or 401(a)(9) as applicable, as amended from time to time. Death benefits may be taxable. See Federal Tax Matters.

Upon notification to us of the death, regular income payments may be suspended until the death claim is approved. Upon approval, a lump sum payment for the value of any suspended payments will be made as of the date the death claim is approved, and regular income payments will continue, if applicable. The excess, if any, of the death benefit over the Account Value will be credited into the contract at that time.

If a lump sum settlement is elected, the proceeds will be mailed within seven days of approval by us of the claim subject to the laws, regulations and tax code governing payment of death benefits. This payment may be postponed as permitted by the Investment Company Act of 1940.


Guaranteed Income Benefit with i4LIFE (Reg. TM) Advantage

A Guaranteed Income Benefit (version 3) is available for purchase when you elect i4LIFE (Reg. TM) Advantage which ensures that your regular income payments will never be less than a minimum payout floor, regardless of the actual investment performance of your contract. See Charges and Other Deductions for a discussion of the Guaranteed Income Benefit charges.

As discussed below, certain features of the Guaranteed Income Benefit may be impacted if you purchased Lincoln SmartSecurity (Reg. TM) Advantage or Lincoln Lifetime IncomeSM Advantage (withdrawal benefit riders) prior to electing i4LIFE (Reg. TM) Advantage with the Guaranteed Income Benefit (annuity payout rider). Refer to the 4LATER (Reg. TM)Advantage section of this prospectus for a discussion of the 4LATER (Reg. TM) Guaranteed Income Benefit.

Additional purchase payments cannot be made to a contract with the Guaranteed Income Benefit. You are also limited in how much you can invest in certain subaccounts. See the Contracts - Investment Requirements.

There is no guarantee that the i4LIFE (Reg. TM) Guaranteed Income Benefit option will be available to elect in the future, as we reserve the right to discontinue this option at any time. In addition, we may make different versions of the Guaranteed Income Benefit available to new purchasers or may create different versions for use with various Living Benefit riders. However, a contractowner with the Lincoln Lifetime IncomeSM Advantage who decides to drop Lincoln Lifetime IncomeSM Advantage to purchase i4LIFE (Reg. TM) Advantage will be guaranteed the right to purchase the Guaranteed Income Benefit under the terms set forth in the Lincoln Lifetime IncomeSM Advantage rider.

i4LIFE (Reg. TM) Guaranteed Income Benefit, if available, is purchased when you elect i4LIFE (Reg. TM) Advantage or anytime during the Access Period, subject to terms and conditions at that time. If you intend to use the Guaranteed Amount from either the Lincoln SmartSecurity (Reg. TM)Advantage or the Lincoln Lifetime IncomeSM Advantage riders to establish the Guaranteed Income Benefit, you must elect the Guaranteed Income Benefit at the time you elect i4LIFE (Reg.
TM) Advantage.

The Guaranteed Income Benefit is initially equal to 75% of the regular income payment (which is based on your Account Value as defined in the i4LIFE (Reg.
TM) Advantage rider section) in effect at the time the Guaranteed Income Benefit is elected. Contractowners who purchased the Lincoln SmartSecurity (Reg. TM) Advantage or Lincoln Lifetime IncomeSM Advantage can use the remaining Guaranteed Amount (if greater than the contract value) at the time the Guaranteed Income Benefit is determined, to increase the Guaranteed Income Benefit. The Guaranteed Income Benefit will be increased by the ratio of the remaining Guaranteed Amount to the contract value at the time the initial i4LIFE (Reg. TM) Advantage payment is calculated. In other words, the Guaranteed Income Benefit will equal 75% of the initial regular income payment times the remaining Guaranteed Amount divided by the contract value, if the Guaranteed Amount is greater than the contract value.

If the amount of your i4LIFE (Reg. TM) Advantage regular income payment has fallen below the Guaranteed Income Benefit, because of poor investment results, a payment equal to the i4LIFE (Reg. TM) Advantage Guaranteed Income Benefit is the minimum payment you will receive. If the Guaranteed Income Benefit is paid, it will be paid with the same frequency as your regular income payment. If your regular income payment is less than the Guaranteed Income Benefit, we will reduce the Account Value by the regular income payment plus an additional amount equal to the difference between your regular income payment and the Guaranteed Income Benefit (In other words,

Guaranteed Income Benefit payments reduce the Account Value by the entire amount of the Guaranteed Income Benefit payment.) (Regular income payments also reduce the Account Value). This withdrawal will be made from the variable subaccounts and the fixed account on a pro-rata basis according to your investment allocations.

If your Account Value reaches zero as a result of withdrawals to provide the Guaranteed Income Benefit, we will continue to pay you an amount equal to the Guaranteed Income Benefit. If your Account Value reaches zero, your Access Period will end and your Lifetime Income Period will begin. Additional amounts withdrawn from the Account Value to provide the Guaranteed Income Benefit may terminate your Access Period earlier than originally scheduled, and will reduce your death benefit. If your Account Value equals zero, no death benefit will be paid. See i4LIFE (Reg. TM) Advantage Death Benefits. After the Access Period ends, we will continue to pay the Guaranteed Income Benefit for as long as the annuitant (or the secondary life, if applicable) is living. If the market performance in your contract is sufficient to provide regular income payments at a level that exceeds the Guaranteed Income Benefit, the Guaranteed Income Benefit will never come into effect.

The following example illustrates how poor investment performance, which results in a Guaranteed Income Benefit payment, affects the i4LIFE (Reg. TM) Account Value:



         o i4LIFE (Reg. TM) Account Value before market decline      $135,000
         o i4LIFE (Reg. TM) Account Value after market decline       $100,000
         o Guaranteed Income Benefit                                 $    810
         o Regular Income Payment after market decline               $    769
         o Account Value after market decline and Guaranteed         $ 99,190
         Income Benefit payment

The contractowner receives an amount equal to the Guaranteed Income Benefit. The entire amount of the Guaranteed Income Benefit is deducted from the Account Value.

If you purchased the Guaranteed Income Benefit (version 3) on or after January 20, 2009, the Guaranteed Income Benefit will automatically step-up every year to 75% of the current regular income payment, if that result is greater than the immediately prior Guaranteed Income Benefit. If you purchased the Guaranteed Income Benefit (version 2) prior to January 20, 2009, the Guaranteed Income Benefit will automatically step-up every three years on the periodic income commencement date anniversary to 75% of the current regular income payment, if the result is greater than the immediately prior Guaranteed Income Benefit. The step-up will occur on every periodic income commencement date anniversary during either a 5-year step-up period (version 3) or every third periodic income commencement date anniversary for a 15 year step-up period (version 2). At the end of a step-up period, you may elect a new step-up period by submitting a written request to the Servicing Office. If you prefer, when you start the Guaranteed Income Benefit, you can request that we administer this election for you. Step-ups for qualified contracts, including IRAs, will occur on a calendar year basis.

At the time of a reset of the step-up period the i4LIFE (Reg. TM) Guaranteed Income Benefit percentage charge may increase subject to the maximum guaranteed charge of 1.50%. This means that your charge may increase every five years for version 3 of the Guaranteed Income Benefit or every 15 years for version 2 of the Guaranteed Income Benefit. If we automatically administer a new step-up period for you and if your percentage charge is increased, you may ask us to reverse the step-up by giving us notice within 30 days after the periodic income commencement anniversary. If we receive this notice, we will decrease the percentage charge, on a going forward basis, to the percentage charge in effect before the step-up occurred. You will have no more step-ups unless you notify us that you wish to start a new step-up period. i4LIFE (Reg.
TM)Advantage charges are in addition to the Guaranteed Income Benefit charges.

If you have an older version of the Guaranteed Income Benefit (version 1), your Guaranteed Income Benefit will not step-up on an anniversary, but will remain level. This version is no longer available for sale.

The i4LIFE (Reg. TM) Advantage Guaranteed Income Benefit is reduced by withdrawals (other than regular income payments) in the same proportion that the withdrawals reduce the Account Value. See below in General i4LIFE (Reg. TM) Provisions for an example.

Impacts to i4LIFE (Reg. TM) Advantage Regular Income Payments. When you select the i4LIFE (Reg. TM) Advantage Guaranteed Income Benefit, certain restrictions will apply to your contract:
  o A 4% assumed investment return (AIR) will be used to calculate the regular income payments.
  o The minimum Access Period required for this benefit is the longer of 15 years or the difference between your age (nearest birthday) and age 85. We may change this Access Period requirement prior to election of the Guaranteed Income Benefit.
  o The maximum Access Period available for this benefit is to age 115 for non-qualified contracts; to age 100 for qualified contracts.

If you choose to lengthen your Access Period, (which must be increased by a minimum of 5 years) thereby reducing your regular income payment, your i4LIFE (Reg. TM) Advantage Guaranteed Income Benefit will also be reduced. The i4LIFE (Reg. TM) Advantage Guaranteed Income Benefit will be reduced in proportion to the reduction in the regular income payment. If you choose to shorten your Access Period, the i4LIFE (Reg. TM) Advantage Guaranteed Income Benefit will terminate. Refer to the Example in the 4LATER (Reg. TM) Guaranteed Income Benefit section.

The i4LIFE (Reg. TM) Advantage Guaranteed Income Benefit will terminate due to any of the following events:
  o the death of the annuitant (or the later of the death of the annuitant or secondary life if a joint payout was elected); or
  o a contractowner requested decrease in the Access Period or a change to the regular income payment frequency; or
  o upon written notice to us; or
  o assignment of the contract.

A termination due to a decrease in the Access Period, a change in the regular income payment frequency, or upon written notice from the contractowner will be effective as of the valuation date on the next periodic income commencement date anniversary. Termination will be only for the i4LIFE (Reg. TM) Advantage Guaranteed Income Benefit and not the i4LIFE (Reg. TM) Advantage election, unless otherwise specified. If you used your Lincoln Lifetime IncomeSM Advantage Guaranteed Amount to establish the Guaranteed Income Benefit, you must keep i4LIFE (Reg. TM) Advantage and the Guaranteed Income Benefit in effect for at least 3 years. If you terminate the i4LIFE (Reg. TM) Advantage Guaranteed Income Benefit you may be able to re-elect it, if available, after one year. The election will be treated as a new purchase, subject to the terms and charges in effect at the time of election and the i4LIFE (Reg. TM) Advantage regular income payments will be recalculated. The i4LIFE (Reg. TM) Advantage Guaranteed Income Benefit will be based on the Account Value at the time of the election.


General i4LIFE (Reg. TM) Provisions

Withdrawals. You may request a withdrawal at any time prior to or during the Access Period. We reduce the Account Value by the amount of the withdrawal, and all subsequent regular income payments and Guaranteed Income Benefit payments, if applicable, will be reduced proportionately. Withdrawals may have tax consequences. See Federal Tax Matters. The interest adjustment may apply.

The following example demonstrates the impact of a withdrawal on the regular income payments and the Guaranteed Income Benefit payments:



         o i4LIFE (Reg. TM) Regular Income Payment before Withdrawal      $  1,200
         o Guaranteed Income Benefit before Withdrawal                    $    900
         o Account Value at time of Additional Withdrawal                 $150,000
         o Additional Withdrawal                                          $ 15,000   (a 10% withdrawal)

     Reduction in i4LIFE (Reg. TM) Regular Income payment for Withdrawal = $1,200 X 10 % = $120
     i4LIFE (Reg. TM) Regular Income payment after Withdrawal = $1,200 - $120 = $1,080

     Reduction in Guaranteed Income Benefit for Withdrawal = $900 X 10% = $90 Guaranteed Income Benefit after Withdrawal = $900 - $90 = $810

Surrender. At any time prior to or during the Access Period, you may surrender the contract by withdrawing the surrender value. If the contract is surrendered, the contract terminates and no further regular income payments will be made. The interest adjustment may apply.

Termination. For IRA annuity contracts, you may terminate i4LIFE (Reg. TM) Advantage prior to the end of the Access Period by notifying us in writing. The termination will be effective on the next valuation date after we receive the notice and your contract will return to the accumulation phase. Your i4LIFE (Reg. TM) Advantage death benefit will terminate and you may choose the Guarantee of Principal (if you had the i4LIFE (Reg. TM) Advantage Guarantee of Principal death benefit) or Account Value death benefit options. Upon termination, we will stop assessing the charge for i4LIFE (Reg. TM) Advantage and begin assessing the mortality and expense risk charge and administrative charge associated with the new death benefit option. Your contract value upon termination will be equal to the Account Value on the valuation date we terminate i4LIFE (Reg. TM) Advantage.

For non-qualified contracts, you may not terminate i4LIFE (Reg. TM) Advantage once you have elected it.


4LATER (Reg. TM) Advantage

4LATER (Reg. TM) Advantage is a rider that is available to protect against market loss by providing you with a method to receive a minimum payout from your annuity. The rider provides an Income Base (described below) prior to the time you begin taking payouts from your annuity. If you elect 4LATER (Reg. TM) Advantage, you must elect i4LIFE (Reg. TM) with the 4LATER (Reg. TM) Guaranteed Income Benefit to receive a benefit from 4LATER (Reg. TM) Advantage. Election of these riders may limit how much you can invest in certain subaccounts. See The Contracts-Investment Requirements. See Charges and Other Deductions for a discussion of the 4LATER (Reg. TM) Advantage charge.


4LATER (Reg. TM) Advantage Before Payouts Begin

The following discussion applies to 4LATER (Reg. TM) Advantage during the accumulation phase of your annuity, referred to as 4LATER (Reg. TM). This is prior to the time any payouts begin under i4LIFE (Reg. TM) Advantage with the 4LATER (Reg. TM) Guaranteed Income Benefit.

Income Base. The Income Base is a value established when you purchase 4LATER (Reg. TM) and will only be used to calculate the minimum payouts available under your contract at a later date. The Income Base is not available for withdrawals or as a death benefit. If you elect 4LATER (Reg. TM) at the time you purchase the contract, the Income Base initially equals the purchase payments. If you elect 4LATER (Reg. TM) after we issue the contract, the Income Base will initially equal the contract value on the 4LATER (Reg. TM) Effective Date. Additional purchase payments automatically increase the Income Base by the amount of the purchase payments. Additional purchase payments will not be allowed if the contract value is zero. Each withdrawal reduces the Income Base in the same proportion as the amount withdrawn reduces the contract value on the valuation date of the withdrawal.

As described below, during the accumulation phase, the Income Base will be automatically enhanced by 15% (adjusted for additional purchase payments and withdrawals as described in the Future Income Base section below) at the end of each Waiting Period. In addition, after the Initial Waiting Period, you may elect to reset your Income Base to the current contract value if your contract value has grown beyond the 15% enhancement. You may elect this reset on your own or you may choose to have Lincoln New York automatically reset the Income Base for you at the end of each Waiting Period. These reset options are discussed below. Then, when you are ready to elect i4LIFE (Reg. TM) Advantage and establish the 4LATER (Reg. TM) Guaranteed Income Benefit, the Income Base (if higher than the contract value) is used in the 4LATER (Reg. TM) Advantage Guaranteed Income Benefit calculation.

Waiting Period. The Waiting Period is each consecutive 3-year period which begins on the 4LATER (Reg. TM) Effective Date, or on the date of any reset of the Income Base to the contract value. At the end of each completed Waiting Period, the Income Base is increased by 15% (as adjusted for purchase payments and withdrawals) to equal the Future Income Base as discussed below. The Waiting Period is also the amount of time that must pass before the Income Base can be reset to the current contract value. A new Waiting Period begins after each reset and must be completed before the next 15% enhancement or another reset occurs.

Future Income Base. 4LATER (Reg. TM) provides a 15% automatic enhancement to the Income Base after a 3-year Waiting Period. This enhancement will continue every 3 years until i4LIFE (Reg. TM) Advantage is elected, you terminate 4LATER (Reg. TM) or you reach the Maximum Income Base. See Maximum Income Base. During the Waiting Period, the Future Income Base is established to provide the value of this 15% enhancement on the Income Base. After each 3-year Waiting Period is satisfied, the Income Base is increased to equal the value of the Future Income Base. The 4LATER (Reg. TM) charge will then be assessed on this newly adjusted Income Base, but the percentage charge will not change.

Any purchase payment made after the 4LATER (Reg. TM) Effective Date, but within 90 days of the contract effective date, will increase the Future Income Base by the amount of the purchase payment, plus 15% of that purchase payment.


Example:


         Initial Purchase Payment                                $100,000
         Purchase Payment 60 days later                          $ 10,000
                                                                 --------
         Income Base                                             $110,000
         Future Income Base (during the 1st Waiting Period)      $126,500   ($110,000 x 115%)
         Income Base (after 1st Waiting Period)                  $126,500
         New Future Income Base (during 2nd Waiting Period)      $145,475   ($126,500 x 115%)

Any purchase payments made after the 4LATER (Reg. TM) Effective Date and more than 90 days after the contract effective date will increase the Future Income Base by the amount of the purchase payment plus 15% of that purchase payment on a pro-rata basis for the number of full years remaining in the current Waiting Period.


Example:


         Income Base                                                $100,000
         Purchase Payment in Year 2                                 $ 10,000
                                                                    --------
         New Income Base                                            $110,000
         Future Income Base (during 1st Waiting Period-Year 2)      $125,500   ($100,000 x 115%) + ($10,000 x 100%) +
                                                                               (10,000 x 15% x 1/3)
         Income Base (after 1st Waiting Period)                     $125,500
         New Future Income Base (during 2nd Waiting Period)         $144,325   (125,500 x 115%)

Withdrawals reduce the Future Income Base in the same proportion as the amount withdrawn reduces the contract value on the valuation date of the withdrawal.

During any subsequent Waiting Periods, if you elect to reset the Income Base to the contract value, the Future Income Base will equal 115% of the contract value on the date of the reset and a new Waiting Period will begin. See Resets of the Income Base to the current contract value below.

In all situations, the Future Income Base is subject to the Maximum Income Base described below. The Future Income Base is never available to the contractowner to establish a 4LATER (Reg. TM) Advantage Guaranteed Income Benefit, but is the value the Income Base will become at the end of the Waiting Period.

Maximum Income Base. The Maximum Income Base is equal to 200% of the Income Base on the 4LATER (Reg. TM) Effective Date. The Maximum Income Base will be increased by 200% of any additional purchase payments. In all circumstances, the Maximum Income Base can never exceed $10,000,000. This maximum takes into consideration the combined Income Bases for all Lincoln Life contracts (or contracts issued by our affiliates) owned by you or on which you are the annuitant.

After a reset to the current contract value, the Maximum Income Base will equal 200% of the contract value on the valuation date of the reset not to exceed $10,000,000.

Each withdrawal will reduce the Maximum Income Base in the same proportion as the amount withdrawn reduces the contract value on the valuation date of the withdrawal.


Example:


      Income Base                             $100,000      Maximum Income Base                   $200,000
      Purchase Payment in Year 2              $ 10,000      Increase to Maximum Income Base       $ 20,000
      New Income Base                         $110,000      New Maximum Income Base               $220,000
      Future Income Base after Purchase       $125,500      Maximum Income Base                   $220,000
       Payment

      Income Base (after 1st Waiting          $125,500
       Period)
      Future Income Base (during 2nd          $144,325      Maximum Income Base                   $220,000
       Waiting Period)

      Contract Value in Year 4                $112,000
      Withdrawal of 10%                       $ 11,200

      After Withdrawal (10% adjustment)
-----------------------------------------
      Contract Value                          $100,800
      Income Base                             $112,950
      Future Income Base                      $129,892      Maximum Income Base                   $198,000

Resets of the Income Base to the current contract value ("Resets"). You may elect to reset the Income Base to the current contract value at any time after the initial Waiting Period following: (a) the 4LATER (Reg. TM) Effective Date or (b) any prior reset of the Income Base. Resets are subject to a maximum of $10,000,000 and the annuitant must be under age 81. You might consider resetting the Income Base if your contract value has increased above the Income Base (including the 15% automatic Enhancements) and you want to lock-in this increased amount to use when setting the Guaranteed Income Benefit. If the Income Base is reset to the contract value, the 15% automatic Enhancement will not apply until the end of the next Waiting Period.

This reset may be elected by sending a written request to our Servicing Office or by specifying at the time of purchase that you would like us to administer this reset election for you. If you want us to administer this reset for you, at the end of each 3-year Waiting Period, if the contract value is higher than the Income Base (after the Income Base has been reset to the Future Income
Base), we will implement this election and the Income Base will be equal to the contract value on that date. We will notify you that a reset has occurred. This will continue until you elect i4LIFE (Reg. TM) Advantage, the annuitant reaches age 81, or you reach the Maximum Income Base. If we administer this reset election for you, you have 30 days after the election to notify us if you wish to reverse this election and have your Income Base increased to the Future Income Base instead. You may wish to reverse this election if you are not interested in the increased charge. If the contract value is less than the Income Base on any reset date, we will not administer this reset. We will not attempt to administer another reset until the end of the next 3-year Waiting Period; however, you have the option to request a reset during this period by sending a written request to our Servicing Office.

At the time of each reset (whether you elect the reset or we administer the reset for you), the annual charge will change to the current charge in effect at the time of the reset, not to exceed the guaranteed maximum charge. At the time of reset, a new Waiting Period will begin. Subsequent resets may be elected at the end of each new Waiting Period. The reset will be effective on the next valuation date after notice of the reset is approved by us.

We reserve the right to restrict resets to Benefit Year anniversaries. The Benefit Year is the 12-month period starting with the 4LATER (Reg. TM) Effective Date and starting with each anniversary of the 4LATER (Reg. TM) Effective Date after that. If the contractowner elects to reset the Income Base, the Benefit Year will begin on the effective date of the reset and each anniversary of the effective date of the reset after that.

Eligibility. To purchase 4LATER (Reg. TM) Advantage, the annuitant must be age 80 or younger. If you plan to elect i4LIFE (Reg. TM) Advantage within three years of the issue date of 4LATER (Reg. TM) Advantage, you will not receive the benefit of the Future Income Base.

4LATER (Reg. TM) Rider Effective Date. If 4LATER (Reg. TM) is elected at contract issue, then it will be effective on the contract's effective date. If 4LATER (Reg. TM) is elected after the contract is issued (by sending a written request to our Servicing Office), then it will be effective on the next valuation date following approval by us.

4LATER (Reg. TM) Guaranteed Income Benefit

When you are ready to elect i4LIFE (Reg. TM) Advantage regular income payments, the greater of the Income Base accumulated under 4LATER (Reg. TM) or the contract value will be used to calculate the 4LATER (Reg. TM) Guaranteed Income Benefit. The 4LATER (Reg. TM) Guaranteed Income Benefit is a minimum payout floor for your i4LIFE (Reg. TM) Advantage regular income payments. See Charges and Other Deductions for a discussion of the 4LATER (Reg. TM) Guaranteed Income Benefit charge.

The Guaranteed Income Benefit will be determined by dividing the greater of the Income Base or contract value (or Guaranteed Amount if applicable) on the periodic income commencement date, by 1000 and multiplying the result by the rate per $1000 from the Guaranteed Income Benefit Table in your 4LATER (Reg.
TM) Rider. If the contract value is used to establish the 4LATER (Reg. TM) Guaranteed Income Benefit, this rate provides a Guaranteed Income Benefit not less than 75% of the initial i4LIFE (Reg. TM) Advantage regular income payment (which is also based on the contract value). If the Income Base is used to establish the Guaranteed Income Benefit (because it is larger than the contract value), the resulting Guaranteed Income Benefit will be more than 75% of the initial i4LIFE (Reg. TM) Advantage regular income payment.

If the amount of your i4LIFE (Reg. TM) Advantage regular income payment (which is based on your i4LIFE (Reg. TM) Advantage Account Value) has fallen below the 4LATER (Reg. TM) Guaranteed Income Benefit, because of poor investment results, a payment equal to the 4LATER (Reg. TM) Guaranteed Income Benefit is the minimum payment you will receive. If the 4LATER (Reg. TM) Guaranteed Income Benefit is paid, it will be paid with the same frequency as your i4LIFE (Reg.
TM) Advantage regular income payment. If your regular income payment is less than the 4LATER (Reg. TM) Guaranteed Income Benefit, we will reduce your i4LIFE (Reg. TM) Advantage Account Value by the regular income payment plus an additional amount equal to the difference between your regular income payment and the 4LATER (Reg. TM) Guaranteed Income Benefit. This withdrawal from your Account Value will be made from the subaccounts and the fixed account on a pro-rata basis according to your investment allocations.

The following example illustrates how poor investment performance, which results in a Guaranteed Income Benefit payment, affects the i4LIFE (Reg. TM) Account Value:



         o i4LIFE (Reg. TM) Account Value before market decline      $135,000
         o i4LIFE (Reg. TM) Account Value after market decline       $100,000
         o Guaranteed Income Benefit                                 $    810
         o Regular Income Payment after market decline               $    769
         o Account Value after market decline and Guaranteed         $ 99,190
         Income Benefit payment

If your Account Value reaches zero as a result of withdrawals to provide the 4LATER (Reg. TM) Guaranteed Income Benefit, we will continue to pay you an amount equal to the 4LATER (Reg. TM) Guaranteed Income Benefit.

When your Account Value reaches zero, your i4LIFE (Reg. TM) Advantage Access Period will end and the i4LIFE (Reg. TM) Advantage Lifetime Income Period will begin. Additional amounts withdrawn from the Account Value to provide the 4LATER (Reg. TM) Guaranteed Income Benefit may terminate your Access Period earlier than originally scheduled and will reduce your death benefit. See i4LIFE (Reg. TM) Advantage Death Benefits. After the Access Period ends, we will continue to pay the 4LATER (Reg. TM) Guaranteed Income Benefit for as long as the annuitant (or the secondary life, if applicable) is living (i.e., the i4LIFE (Reg. TM) Advantage Lifetime Income Period). If your Account Value equals zero, no death benefit will be paid.

If the market performance in your contract is sufficient to provide regular income payments at a level that exceeds the 4LATER (Reg. TM) Guaranteed Income Benefit, the 4LATER (Reg. TM) Guaranteed Income Benefit will never come into effect.

The 4LATER (Reg. TM) Advantage Guaranteed Income Benefit will automatically step-up every three years to 75% of the then current regular income payment, if that result is greater than the immediately prior 4LATER (Reg. TM) Guaranteed Income Benefit. The step-up will occur on every third periodic income commencement date anniversary for 15 years. At the end of a 15-year step-up period, the contractowner may elect a new 15-year step-up period by submitting a written request to the Servicing Office. If you prefer, when you start the Guaranteed Income Benefit, you can request that Lincoln New York administer this election for you. At the time of a reset of the 15 year period, the charge for the 4LATER (Reg. TM) Guaranteed Income Benefit will become the current charge up to the guaranteed maximum charge of 1.50% (i4LIFE (Reg. TM) Advantage charges are in addition to the Guaranteed Income Benefit charge). After we administer this election, you have 30 days to notify us if you wish to reverse the election (because you do not wish to incur the additional cost). If we receive this notice, we will decrease the percentage charge, on a going forward basis, to the percentage charge in effect before the step-up occurred.

Additional purchase payments cannot be made to your contract after the periodic income commencement date. The 4LATER (Reg. TM) Guaranteed Income Benefit is reduced by withdrawals (other than regular income payments) in the same proportion that the withdrawals reduce the Account Value. You may want to discuss the impact of additional withdrawals with your financial adviser.

Impacts to i4LIFE (Reg. TM) Advantage Regular Income Payments. At the time you elect i4LIFE (Reg. TM) Advantage, you also select the Access Period. See i4LIFE (Reg. TM) Advantage - Access Period. Generally, shorter Access Periods will produce a higher initial i4LIFE (Reg. TM) Advantage regular income payment and higher Guaranteed Income Benefit payments than longer Access Periods. The minimum Access Period required with the 4LATER (Reg.
TM) Guaranteed Income Benefit currently is the longer of 15 years or the difference between your current age (nearest birthday) and age 85. We reserve the right to increase this minimum prior to election of 4LATER (Reg. TM) Advantage, subject to the terms in your rider. (Note: i4LIFE (Reg. TM) Advantage may allow a shorter Access Period if a Guaranteed Income Benefit is not provided.)

If you choose to lengthen your Access Period at a later date, thereby recalculating and reducing your regular income payment, your 4LATER (Reg. TM) Guaranteed Income Benefit will also be recalculated and reduced. The 4LATER (Reg. TM) Guaranteed Income Benefit will be adjusted in proportion to the reduction in the regular income payment. If you choose to shorten your Access Period, the 4LATER (Reg. TM) Rider will terminate.

When you make your 4LATER (Reg. TM) Guaranteed Income Benefit and i4LIFE (Reg.
TM) Advantage elections, you must also choose an assumed investment return of 4% to calculate your i4LIFE (Reg. TM) Advantage regular income payments. Once you have elected 4LATER (Reg. TM), the assumed investment return rate will not change; however, we may change the required assumed investment return rate in the future for new purchasers only.

The following is an example of what happens when you extend the Access Period:

     Assume:
     i4LIFE (Reg. TM) Advantage remaining Access Period = 10 years Current i4LIFE (Reg. TM) Advantage regular income payment = $6,375 Current 4LATER (Reg. TM) Guaranteed Income Benefit = $5,692

     Extend Access Period 5 years:
     i4LIFE (Reg. TM) Advantage regular income payment after extension = $5,355 Percentage change in i4LIFE (Reg. TM) Advantage regular income payment =
 $5,355 - $6,375 = 84%
     New 4LATER (Reg. TM) Guaranteed Income Benefit = $5,692 x 84% = $4,781


General Provisions of 4LATER (Reg. TM) Advantage

Termination. After the later of the third anniversary of the 4LATER (Reg. TM) Rider Effective Date or the most recent Reset, the 4LATER (Reg. TM) Rider may be terminated upon written notice to us. Prior to the periodic income commencement date, 4LATER (Reg. TM) will automatically terminate upon any of the following events:
 o termination of the contract to which the 4LATER (Reg. TM) Rider is attached;
 o the change of or the death of the annuitant (except if the surviving spouse assumes ownership of the contract and the role of the annuitant upon death of the contractowner); or
 o the change of contractowner (except if the surviving spouse assumes ownership of the contract and the role of annuitant upon the death of the contractowner), including the assignment of the contract.

After the periodic income commencement date, the 4LATER (Reg. TM) Rider will terminate due to any of the following events:
 o the death of the annuitant (or the later of the death of the annuitant or secondary life if a joint payout was elected); or
 o a contractowner requested decrease in the Access Period or a change to the regular income payment frequency.

A termination due to a decrease in the Access Period, a change in the regular income payment frequency, or upon written notice from the contractowner will be effective as of the valuation date on the next periodic income commencement date anniversary. Termination will be only for the 4LATER (Reg. TM) Guaranteed Income Benefit and not the i4LIFE (Reg. TM) Advantage election, unless otherwise specified.

If you terminate 4LATER (Reg. TM) prior to the periodic income commencement date, you must wait one year before you can re-elect 4LATER (Reg. TM) or purchase the Lincoln SmartSecurity (Reg. TM) Advantage or Lincoln Lifetime IncomeSM Advantage. If you terminate the 4LATER (Reg. TM) Rider on or after the periodic income commencement date, you cannot re-elect it. You may be able to elect the i4LIFE (Reg. TM) Advantage Guaranteed Income Benefit, if available, after one year. The i4LIFE (Reg. TM) Advantage Guaranteed Income Benefit will be based on the Account Value at the time of the election. The election of one of these benefits, if available, will be treated as a new purchase, subject to the terms and charges in effect at the time of election.

Availability. Check with your registered representative regarding availability. You cannot elect 4LATER (Reg. TM) after an annuity payout option or i4LIFE (Reg. TM) Advantage has been elected, and it cannot be elected on contracts that currently have Lincoln SmartSecurity (Reg. TM) Advantage or Lincoln Lifetime IncomeSM Advantage.

Contractowners who drop Lincoln SmartSecurity (Reg. TM) Advantage or Lincoln Lifetime IncomeSM Advantage and elect 4LATER (Reg. TM) will not carry their Guaranteed Amount over into the new 4LATER (Reg. TM). The 4LATER (Reg. TM) Income Base will be established based on the contractowner's contract value on the Effective Date of 4LATER (Reg. TM). Contractowners who drop Lincoln SmartSecurity (Reg. TM) Advantage or Lincoln Lifetime IncomeSM Advantage will have to wait one year before they can elect 4LATER (Reg. TM). See The Contracts
- Lincoln SmartSecurity (Reg. TM) Advantage or Lincoln Lifetime IncomeSM Advantage.


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Annuity Payouts

When you apply for a contract, you may select any annuity commencement date permitted by law, which is usually on or before the annuitant's 90th birthday. Your broker-dealer may recommend that you annuitize at an earlier age. As an alternative, contractowners with Lincoln SmartSecurity (Reg. TM) Advantage may elect to annuitize their Guaranteed Amount under the Guaranteed Amount Annuity Payout Option. Contractowners with Lincoln Lifetime IncomeSM Advantage may elect the Maximum Annual Withdrawal Amount Annuity Payout option.

The contract provides optional forms of payouts of annuities (annuity options), each of which is payable on a variable basis, a fixed basis or a combination of both as you specify. The contract provides that all or part of the contract value may be used to purchase an annuity payout option.

You may elect annuity payouts in monthly, quarterly, semiannual or annual installments. If the payouts from any subaccount would be or become less than $50, we have the right to reduce their frequency until the payouts are at least $50 each. Following are explanations of the annuity options available.


Annuity Options

The annuity options outlined below do not apply to contractowners who have elected i4LIFE (Reg. TM) Advantage, the Maximum Annual Withdrawal Amount Annuity Payout option or the Guaranteed Amount Annuity Payout option.

Life Annuity. This option offers a periodic payout during the lifetime of the annuitant and ends with the last payout before the death of the annuitant. This option offers the highest periodic payout since there is no guarantee of a minimum number of payouts or provision for a death benefit for beneficiaries. However, there is the risk under this option that the recipient would receive no payouts if the annuitant dies before the date set for the first payout; only one payout if death occurs before the second scheduled payout, and so on.

Life Annuity with Payouts Guaranteed for Designated Period. This option guarantees periodic payouts during a designated period, usually 10 or 20 years, and then continues throughout the lifetime of the annuitant. The designated period is selected by the contractowner.

Joint Life Annuity. This option offers a periodic payout during the joint lifetime of the annuitant and a designated joint annuitant. The payouts continue during the lifetime of the survivor. However, under a joint life annuity, if both annuitants die before the date set for the first payout, no payouts will be made. Only one payment would be made if both deaths occur before the second scheduled payout, and so on.

Joint Life Annuity with Guaranteed Period. This option guarantees periodic payouts during a designated period, usually 10 or 20 years, and continues during the joint lifetime of the annuitant and a designated joint annuitant. The payouts continue during the lifetime of the survivor. The designated period is selected by the contractowner.

Joint Life and Two Thirds to Survivor Annuity. This option provides a periodic payout during the joint lifetime of the annuitant and a designated joint annuitant. When one of the joint annuitants dies, the survivor receives two thirds of the periodic payout made when both were alive.

Joint Life and Two-Thirds Survivor Annuity with Guaranteed Period. This option provides a periodic payout during the joint lifetime of the annuitant and a joint annuitant. When one of the joint annuitants dies, the survivor receives two-thirds of the periodic payout made when both were alive. This option further provides that should one or both of the annuitants die during the elected guaranteed period, usually 10 or 20 years, full benefit payment will continue for the rest of the guaranteed period.

Unit Refund Life Annuity. This option offers a periodic payout during the lifetime of the annuitant with the guarantee that upon death a payout will be made of the value of the number of annuity units (see Variable Annuity Payouts) equal to the excess, if any, of:
 o the total amount applied under this option divided by the annuity unit value for the date payouts begin, minus
 o the annuity units represented by each payout to the annuitant multiplied by the number of payouts paid before death.

The value of the number of annuity units is computed on the date the death claim is approved for payment by the Servicing office.

Life Annuity with Cash Refund. Fixed annuity benefit payments that will be made for the lifetime of the annuitant with the guarantee that upon death, should
(a) the total dollar amount applied to purchase this option be greater than (b) the fixed annuity benefit payment multiplied by the number of annuity benefit payments paid prior to death, then a refund payment equal to the dollar amount of (a) minus (b) will be made.

Under the annuity options listed above, you may not make withdrawals. Other options, with or without withdrawal features, may be made available by us. You may pre-select an annuity payout option as a method of paying the death benefit to a beneficiary. If you do, the beneficiary cannot change this payout option. You may change or revoke in writing to our Servicing office, any such selection, unless such selection was made irrevocable. If you have not already chosen an annuity payout option, the beneficiary may choose any annuity payout option. At death, options are only available to the extent they are consistent with the requirements of the contract as well as Sections 72(s) and 401(a)(9) of the tax code, if applicable.

General Information

Any previously selected death benefit in effect before the annuity commencement date will no longer be available on and after the annuity commencement date. You may change the annuity commencement date, change the annuity option or change the allocation of the investment among subaccounts up to 30 days before the scheduled annuity commencement date, upon written notice to the Servicing office. You must give us at least 30 days notice before the date on which you want payouts to begin. Annuity payouts cannot commence within twelve months of the effective date of the contract.

Unless you select another option, the contract automatically provides for a life annuity with annuity payouts guaranteed for 10 years (on a fixed, variable or combination fixed and variable basis, in proportion to the account allocations at the time of annuitization) except when a joint life payout is required by law. Under any option providing for guaranteed period payouts, the number of payouts which remain unpaid at the date of the annuitant's death (or surviving annuitant's death in case of joint life annuity) will be paid to you or your beneficiary as payouts become due after we are in receipt of:
 o proof, satisfactory to us, of the death;
 o written authorization for payment; and
 o all claim forms, fully completed.


Variable Annuity Payouts

Variable annuity payouts will be determined using:
 o The contract value on the annuity commencement date, less applicable premium taxes;
 o The annuity tables contained in the contract;
 o The annuity option selected; and
 o The investment performance of the fund(s) selected.

To determine the amount of payouts, we make this calculation:

1. Determine the dollar amount of the first periodic payout; then

2. Credit the contract with a fixed number of annuity units equal to the first periodic payout divided by the annuity unit value; and

3. Calculate the value of the annuity units each period thereafter.

Annuity payouts assume an investment return of 3%, 4% or 5% per year, as applied to the applicable mortality table. Some of these assumed interest rates may not be available in your state; therefore, please check with your investment representative. You may choose your assumed interest rate at the time you elect a variable annuity payout on the administrative form provided by us. The higher the assumed interest rate you choose, the higher your initial annuity payment will be. The amount of each payout after the initial payout will depend upon how the underlying fund(s) perform, relative to the assumed rate. If the actual net investment rate (annualized) exceeds the assumed rate, the payment will increase at a rate proportional to the amount of such excess. Conversely, if the actual rate is less than the assumed rate, annuity payments will decrease. The higher the assumed interest rate, the less likely future annuity payments are to increase, or the payments will increase more slowly than if a lower assumed rate was used. There is a more complete explanation of this calculation in the SAI.


Small Contract Surrenders

We may surrender your contract, in accordance with the laws of your state if:
 o your contract value drops below certain state specified minimum amounts ($2,000 or less) for any reason, including if your contract value decreases due to the performance of the subaccounts you selected;
 o no purchase payments have been received for three (3) full, consecutive contract years; and
 o the paid up annuity benefit at maturity would be less than $20.00 per month (these requirements may differ in some states).

At least 60 days before we surrender your contract, we will send you a letter at your last address we have on file, to inform you that your contract will be surrendered. You will have the opportunity to make additional purchase payments to bring your contract value above the minimum level to avoid surrender.


Delay of Payments

Contract proceeds from the VAA will be paid within seven days, except:
 o when the NYSE is closed (other than weekends and holidays);
 o times when market trading is restricted or the SEC declares an emergency, and we cannot value units or the funds cannot redeem shares; or
 o when the SEC so orders to protect contractowners.

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

Due to federal laws designed to counter terrorism and prevent money laundering by criminals, we may be required to reject a purchase payment and/or deny payment of a request for transfers, withdrawals, surrenders, or death benefits, until instructions are received from the appropriate regulator. We also may be required to provide additional information about a contractowner's account to government regulators.


Reinvestment Privilege

You may elect to make a reinvestment purchase with any part of the proceeds of a surrender/withdrawal.

This election must be made by your written authorization to us on an approved Lincoln reinvestment form and received in our Servicing office within 30 days of the date of the surrender/withdrawal, and the repurchase must be of a contract covered by this prospectus. In the case of a qualified retirement plan, a representation must be made that the proceeds being used to make the purchase have retained their tax-favored status under an arrangement for which the contracts offered by this prospectus are designed. The number of accumulation units which will be credited when the proceeds are reinvested will be based on the value of the accumulation unit(s) on the next valuation date. This computation will occur following receipt of the proceeds and request for reinvestment at the Servicing office. You may utilize the reinvestment privilege only once. For tax reporting purposes, we will treat a surrender/withdrawal and a subsequent reinvestment purchase as separate transactions (and a Form 1099 may be issued, if applicable). You should consult a tax adviser before you request a surrender/withdrawal or subsequent reinvestment purchase.


Amendment of Contract

We reserve the right to amend the contract to meet the requirements of the 1940 Act or other applicable federal or state laws or regulations. You will be notified in writing of any changes, modifications or waivers. Any changes are subject to prior approval of your state's insurance department (if required).



Distribution of the Contracts
Lincoln Financial Distributors ("LFD") serves as Principal Underwriter of this contract. LFD is affiliated with Lincoln New York and is registered as a broker-dealer with the SEC under the Securities Exchange Act of 1934 and is a member of FINRA. The Principal Underwriter has entered into selling agreements with Lincoln Financial Advisors and/or Lincoln Financial Services, Inc. (collectively "LFN"), also affiliates of ours. The Principal Underwriter has also entered into selling agreements with broker-dealers that are unaffiliated with us ("Selling Firms"). While the Principal Underwriter has the legal authority to make payments to broker-dealers which have entered into selling agreements, we will make such payments on behalf of the Principal Underwriter in compliance with appropriate regulations. We also pay on behalf of LFD certain of its operating expenses related to the distribution of this and other of our contracts. The following paragraphs describe how payments are made by us and the Principal Underwriter to various parties.

Compensation Paid to LFN. The maximum commission the Principal Underwriter pays to LFN is 2.00% of purchase payments, plus up to 0.25% quarterly based on contract value. LFN may elect to receive a lower commission when a purchase payment is made along with an earlier quarterly payment based on contract value for so long as the contract remains in effect. Upon annuitization, the maximum commission the Principal Underwriter pays to LFN is 4.00% of annuitized value and/or ongoing annual compensation of up to 1.00% of annuity value or statutory reserves.

Lincoln New York also pays for the operating and other expenses of LFN, including the following sales expenses: sales representative training allowances; compensation and bonuses for LFN's management team; advertising expenses; and all other expenses of distributing the contracts. LFN pays its sales representatives a portion of the commissions received for their sales of contracts. LFN sales representatives and their managers are also eligible for various cash benefits, such as bonuses, insurance benefits and financing arrangements, and non-cash compensation items that we may provide jointly with LFN. Non-cash compensation items may include conferences, seminars, trips, entertainment, merchandise and other similar items. In addition, LFN sales representatives who meet certain productivity, persistency and length of service standards and/or their managers may be eligible for additional compensation. Sales of the contracts may help LFN sales representatives and/or their managers qualify for such benefits. LFN sales representatives and their managers may receive other payments from us for services that do not directly involve the sale of the contracts, including payments made for the recruitment and training of personnel, production of promotional literature and similar services.

Compensation Paid to Unaffiliated Selling Firms. The Principal Underwriter pays commissions to all Selling Firms. The maximum commission the Principal Underwriter pays to Selling Firms, other than LFN, is 2.50% of purchase payments, plus up to 0.30% quarterly based on contract value. Some Selling Firms may elect to receive a lower commission when a purchase payment is made along with an earlier quarterly payment based on contract value for so long as the contract remains in effect. Upon annuitization, the maximum commission the Principal Underwriter pays to Selling Firms is 4.00% of annuitized value and/or ongoing annual compensation of up to 1.15% of annuity value or statutory reserves. LFD also acts as wholesaler of the contracts and performs certain marketing and other functions in support of the distribution and servicing of the contracts.

LFD may pay certain Selling Firms or their affiliates additional amounts for, among other things: (1) "preferred product" treatment of the contracts in their marketing programs, which may include marketing services and increased access to sales representatives; (2) sales promotions relating to the contracts; (3) costs associated with sales conferences and educational seminars for their sales representatives; (4) other sales expenses incurred by them; (5) and inclusion in the financial products the Selling Firm offers.

Lincoln New York may provide loans to broker-dealers or their affiliates to help finance marketing and distribution of the contracts, and those loans may be forgiven if aggregate sales goals are met. In addition, we may provide staffing or other administrative support and services to broker-dealers who distribute the contracts. LFD, as wholesaler, may make bonus payments to certain Selling Firms based on aggregate sales of our variable insurance contracts (including the contracts) or persistency standards. These additional payments are not offered to all Selling Firms, and the terms of any particular agreement governing the payments may vary among Selling Firms.

These additional types of compensation are not offered to all Selling Firms. The terms of any particular agreement governing compensation may vary among Selling Firms and the amounts may be significant. The prospect of receiving, or the receipt of, additional compensation may provide Selling Firms and/or their registered representatives with an incentive to favor sales of the contracts over other variable annuity contracts (or other investments) with respect to which a Selling Firm does not receive additional compensation, or lower levels of additional compensation. You may wish to take such payment arrangements into account when considering and evaluating any recommendation relating to the contracts. Additional information relating to compensation paid in 2009 is contained in the Statement of Additional Information (SAI).

Compensation Paid to Other Parties. Depending on the particular selling arrangements, there may be others whom LFD compensates for the distribution activities. For example, LFD may compensate certain "wholesalers", who control access to certain selling offices, for access to those offices or for referrals, and that compensation may be separate from the compensation paid for sales of the contracts. LFD may compensate marketing organizations, associations, brokers or consultants which provide marketing assistance and other services to broker-dealers who distribute the contracts, and which may be affiliated with those broker-dealers. A marketing expense allowance is paid to American Funds Distributors (AFD) in consideration of the marketing assistance AFD provides to LFD. This allowance, which ranges from 0.10% to 0.16% is based on the amount of purchase payments initially allocated to the American Funds Insurance Series underlying the variable annuity. Commissions and other incentives or payments described above are not charged directly to contract owners or the Separate Account. All compensation is paid from our resources, which include fees and charges imposed on your contract.


Contractowner Questions

The obligations to purchasers under the contracts are those of Lincoln New York. This prospectus provides a general description of the contract. Questions about your contract should be directed to us at 1-888-868-2583.



Federal Tax Matters

Introduction
The Federal income tax treatment of the contract is complex and sometimes uncertain. The Federal income tax rules may vary with your particular circumstances. This discussion does not include all the Federal income tax rules that may affect you and your contract. This discussion also does not address other Federal tax consequences (including consequences of sales to foreign individuals or entities), or state or local tax consequences, associated with the contract. As a result, you should always consult a tax adviser about the application of tax rules to your individual situation.


Nonqualified Annuities

This part of the discussion describes some of the Federal income tax rules applicable to nonqualified annuities. A nonqualified annuity is a contract not issued in connection with a qualified retirement plan, such as an IRA or a section 403(b) plan, receiving special tax treatment under the tax code. We may not offer nonqualified annuities for all of our annuity products.


Tax Deferral On Earnings

The Federal income tax law generally does not tax any increase in your contract value until you receive a contract distribution. However, for this general rule to apply, certain requirements must be satisfied:
 o An individual must own the contract (or the tax law must treat the contract as owned by an individual).
 o The investments of the VAA must be "adequately diversified" in accordance with IRS regulations.
 o Your right to choose particular investments for a contract must be limited.
 o The annuity commencement date must not occur near the end of the annuitant's life expectancy.


Contracts Not Owned By An Individual

If a contract is owned by an entity (rather than an individual) the tax code generally does not treat it as an annuity contract for Federal income tax purposes. This means that the entity owning the contract pays tax currently on the excess of the contract value over the


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

purchase payments for the contract. Examples of contracts where the owner pays current tax on the contract's earnings, bonus credits and persistency credits, if applicable, are contracts issued to a corporation or a trust. Some exceptions to the rule are:
 o Contracts in which the named owner is a trust or other entity that holds the contract as an agent for an individual; however, this exception does not apply in the case of any employer that owns a contract to provide deferred compensation for its employees;
 o Immediate annuity contracts, purchased with a single premium, when the annuity starting date is no later than a year from purchase and substantially equal periodic payments are made, not less frequently than annually, during the annuity payout period;
 o Contracts acquired by an estate of a decedent;
 o Certain qualified contracts;
 o Contracts purchased by employers upon the termination of certain qualified plans; and
 o Certain contracts used in connection with structured settlement agreements.


Investments In The VAA Must Be Diversified

For a contract to be treated as an annuity for Federal income tax purposes, the investments of the VAA must be "adequately diversified." IRS regulations define standards for determining whether the investments of the VAA are adequately diversified. If the VAA fails to comply with these diversification standards, you could be required to pay tax currently on the excess of the contract value over the contract purchase payments. Although we do not control the investments of the underlying investment options, we expect that the underlying investment options will comply with the IRS regulations so that the VAA will be considered "adequately diversified."


Restrictions

Federal income tax law limits your right to choose particular investments for the contract. Because the IRS has issued little guidance specifying those limits, the limits are uncertain and your right to allocate contract values among the subaccounts may exceed those limits. If so, you would be treated as the owner of the assets of the VAA and thus subject to current taxation on the income, bonus credits, persistency credits and gains, if applicable, from those assets. We do not know what limits may be set by the IRS in any guidance that it may issue and whether any such limits will apply to existing contracts. We reserve the right to modify the contract without your consent to try to prevent the tax law from considering you as the owner of the assets of the VAA.


Loss Of Interest Deduction

After June 8, 1997, if a contract is issued to a taxpayer that is not an individual, or if a contract is held for the benefit of an entity, the entity will lose a portion of its deduction for otherwise deductible interest expenses.


Age At Which Annuity Payouts Begin

Federal income tax rules do not expressly identify a particular age by which annuity payouts must begin. However, those rules do require that an annuity contract provide for amortization, through annuity payouts, of the contract's purchase payments, bonus credits, persistency credits and earnings. If annuity payouts under the contract begin or are scheduled to begin on a date past the annuitant's 85th birthday, it is possible that the tax law will not treat the contract as an annuity for Federal income tax purposes. In that event, you would be currently taxed on the excess of the contract value over the purchase payments of the contract.


Tax Treatment Of Payments

We make no guarantees regarding the tax treatment of any contract or of any transaction involving a contract. However, the rest of this discussion assumes that your contract will be treated as an annuity for Federal income tax purposes and that the tax law will not tax any increase in your contract value until there is a distribution from your contract.


Taxation Of Withdrawals And Surrenders

You will pay tax on withdrawals to the extent your contract value exceeds your purchase payments in the contract. This income (and all other income from your contract) is considered ordinary income (and does not receive capital gains treatment and is not qualified dividend income). A higher rate of tax is paid on ordinary income than on capital gains. You will pay tax on a surrender to the extent the amount you receive exceeds your purchase payments. In certain circumstances, your purchase payments are reduced by amounts received from your contract that were not included in income. Surrender and reinstatement of your contract will generally be taxed as a withdrawal. If your contract has Lincoln SmartSecurity (Reg. TM) Advantage or Lincoln Lifetime IncomeSM Advantage, and if your Guaranteed Amount immediately before a withdrawal exceeds your contract value, the tax law could require that an additional amount be included in income. Please consult your tax adviser.


Taxation Of Annuity Payouts, Including Regular Income Payments

The tax code imposes tax on a portion of each annuity payout (at ordinary income tax rates) and treats a portion as a nontaxable return of your purchase payments in the contract. We will notify you annually of the taxable amount of your annuity payout. Once you have recovered the total amount of the purchase payment in the contract, you will pay tax on the full amount of your annuity payouts. If annuity payouts end because of the annuitant's death and before the total amount in the contract has been distributed, the amount not received will generally be deductible. If withdrawals, other than regular income payments, are taken from i4LIFE (Reg. TM) Advantage during the Access Period, they are taxed subject to an exclusion ratio that is determined based on the amount of the payment.


Taxation Of Death Benefits

We may distribute amounts from your contract because of the death of a contractowner or an annuitant. The tax treatment of these amounts depends on whether you or the annuitant dies before or after the annuity commencement date.

Death prior to the annuity commencement date:
 o If the beneficiary receives death benefits under an annuity payout option, they are taxed in the same manner as annuity payouts.
 o If the beneficiary does not receive death benefits under an annuity payout option, they are taxed in the same manner as a withdrawal.

Death after the annuity commencement date:
 o If death benefits are received in accordance with the existing annuity payout option, they are excludible from income if they do not exceed the purchase payments not yet distributed from the contract. All annuity payouts in excess of the purchase payments not previously received are includible in income.
 o If death benefits are received in a lump sum, the tax law imposes tax on the amount of death benefits which exceeds the amount of purchase payments not previously received.


Penalty Taxes Payable On Withdrawals, Surrenders, Or Annuity Payouts

The tax code may impose a 10% penalty tax on any distribution from your contract which you must include in your gross income. The 10% penalty tax does not apply if one of several exceptions exists. These exceptions include withdrawals, surrenders, or annuity payouts that:
 o you receive on or after you reach 591/2,
 o you receive because you became disabled (as defined in the tax law),
 o you receive from an immediate annuity,
 o a beneficiary receives on or after your death, or
 o you receive as a series of substantially equal periodic payments based on your life or life expectancy (non-natural owners holding as agent for an individual do not qualify).


Special Rules If You Own More Than One Annuity Contract

In certain circumstances, you must combine some or all of the nonqualified annuity contracts you own in order to determine the amount of an annuity payout, a surrender, or a withdrawal that you must include in income. For example, if you purchase two or more deferred annuity contracts from the same life insurance company (or its affiliates) during any calendar year, the tax code treats all such contracts as one contract. Treating two or more contracts as one contract could affect the amount of a surrender, a withdrawal or an annuity payout that you must include in income and the amount that might be subject to the penalty tax described previously.


Loans and Assignments

Except for certain qualified contracts, the tax code treats any amount received as a loan under your contract, and any assignment or pledge (or agreement to assign or pledge) of any portion of your contract value, as a withdrawal of such amount or portion.


Gifting A Contract

If you transfer ownership of your contract to a person other than to your spouse (or to your former spouse incident to divorce), and receive a payment less than your contract's value, you will pay tax on your contract value to the extent it exceeds your purchase payments not previously received. The new owner's purchase payments in the contract would then be increased to reflect the amount included in income.


Charges for Additional Benefits

Your contract automatically includes a basic death benefit and may include other optional riders. Certain enhancements to the basic death benefit may also be available to you. The cost of the basic death benefit and any additional benefit are deducted from your contract. It is possible that the tax law may treat all or a portion of the death benefit and other optional rider charges, if any, as a contract withdrawal.


Qualified Retirement Plans

We also designed the contracts for use in connection with certain types of retirement plans that receive favorable treatment under the tax code. Contracts issued to or in connection with a qualified retirement plan are called "qualified contracts." We issue contracts for use with various types of qualified plans. The Federal income tax rules applicable to those plans are complex and varied. As a result, this prospectus does not attempt to provide more than general information about the use of the contract with the various types of qualified plans. Persons planning to use the contract in connection with a qualified plan should obtain advice from a competent tax adviser.


Types of Qualified Contracts and Terms of Contracts

Qualified plans include the following:
 o Individual Retirement Accounts and Annuities ("Traditional IRAs")
 o Roth IRAs
 o Traditional IRA that is part of a Simplified Employee Pension Plan ("SEP")
 o SIMPLE 401(k) plans (Savings Incentive Matched Plan for Employees)
 o 401(a) plans (qualified corporate employee pension and profit-sharing plans)
 o 403(a) plans (qualified annuity plans)
 o 403(b) plans (public school system and tax-exempt organization annuity plans)
 o H.R. 10 or Keogh Plans (self-employed individual plans)
 o 457(b) plans (deferred compensation plans for state and local governments and tax-exempt organizations)
 o Roth 403(b) plans

We do not offer certain types of qualified plans for all of our annuity products. Check with your representative concerning qualified plan availability for this product.

We will amend contracts to be used with a qualified plan as generally necessary to conform to the tax law requirements for the type of plan. However, the rights of a person to any qualified plan benefits may be subject to the plan's terms and conditions, regardless of the contract's terms and conditions. In addition, we are not bound by the terms and conditions of qualified plans to the extent such terms and conditions contradict the contract, unless we consent.

Pursuant to new tax regulations, starting September 24, 2007, the contract is not available for purchase under a 403(b) plan and since July 31, 2008, we do not accept additional premiums or transfers to existing 403(b) contracts. Also, we now are generally required to confirm, with your 403(b) plan sponsor or otherwise, that surrenders, loans or transfers you request comply with applicable tax requirements and to decline requests that are not in compliance. We will defer processing payments you request until all information required under the tax law has been received. By requesting a surrender, loan or transfer, you consent to the sharing of confidential information about you, your contract, and transactions under the contract and any other 403(b) contracts or accounts you have under the 403(b) plan among us, your employer or plan sponsor, any plan administrator or recordkeeper, and other product providers.


Tax Treatment of Qualified Contracts

The Federal income tax rules applicable to qualified plans and qualified contracts vary with the type of plan and contract. For example:
 o Federal tax rules limit the amount of purchase payments that can be made, and the tax deduction or exclusion that may be allowed for the purchase payments. These limits vary depending on the type of qualified plan and the plan participant's specific circumstances, e.g., the participant's compensation.
 o Minimum annual distributions are required under most qualified plans once you reach a certain age, typically age 701/2, as described below.
 o Loans are allowed under certain types of qualified plans, but Federal income tax rules prohibit loans under other types of qualified plans. For example, Federal income tax rules permit loans under some section 403(b) plans, but prohibit loans under Traditional and Roth IRAs. If allowed, loans are subject to a variety of limitations, including restrictions as to the loan amount, the loan's duration, the rate of interest, and the manner of repayment. Your contract or plan may not permit loans.


Tax Treatment of Payments

The Federal income tax rules generally include distributions from a qualified contract in the participant's income as ordinary income. These taxable distributions will include purchase payments that were deductible or excludible from income. Thus, under many qualified contracts, the total amount received is included in income since a deduction or exclusion from income was taken for purchase payments. There are exceptions. For example, you do not include amounts received from a Roth IRA in income if certain conditions are satisfied.



Required Minimum Distributions

Under most qualified plans, you must begin receiving payments from the contract in certain minimum amounts by the later of age 701/2 or retirement. You are required to take distributions from your traditional IRAs beginning in the year you reach age 701/2. If you own a Roth IRA, you are not required to receive minimum distributions from your Roth IRA during your life.

Failure to comply with the minimum distribution rules applicable to certain qualified plans, such as Traditional IRAs, will result in the imposition of an excise tax. This excise tax equals 50% of the amount by which a minimum required distribution exceeds the actual distribution from the qualified plan.

The IRS has issued new regulations concerning required minimum distributions. The regulations may impact the distribution method you have chosen and the amount of your distributions. Under new regulations, the presence of an enhanced death benefit, or other benefit which could provide additional value to your contract, may require you to take additional distributions. An enhanced death benefit is any death benefit that has the potential to pay more than the contract value or a return of purchase payments. Annuity contracts inside Custodial or Trusteed IRAs will also be subject to these regulations. Please contact your tax adviser regarding any tax ramifications.


Federal Penalty Taxes Payable on Distributions

The tax code may impose a 10% penalty tax on a distribution from a qualified contract that must be included in income. The tax code does not impose the penalty tax if one of several exceptions applies. The exceptions vary depending on the type of qualified contract you purchase. For example, in the case of an IRA, exceptions provide that the penalty tax does not apply to a withdrawal, surrender, or annuity payout:
 o received on or after the annuitant reaches 591/2,
 o received on or after the annuitant's death or because of the annuitant's disability (as defined in the tax law),
 o received as a series of substantially equal periodic payments based on the annuitant's life (or life expectancy), or
 o received as reimbursement for certain amounts paid for medical care.

These exceptions, as well as certain others not described here, generally apply to taxable distributions from other qualified plans. However, the specific requirements of the exception may vary.


Transfers and Direct Rollovers

As a result of Economic Growth and Tax Relief Reconciliation Act of 2001 (EGTRRA), you may be able to move funds between different types of qualified plans, such as 403(b) and 457(b) governmental plans, by means of a rollover or transfer. You may be able to rollover or transfer amounts between qualified plans and traditional IRAs. These rules do not apply to Roth IRAs and 457(b) non-governmental tax-exempt plans. The Pension Protection Act of 2006 (PPA) permits direct conversions from certain qualified, 403(b) or 457(b) plans to Roth IRAs (effective for distributions after 2007). There are special rules that apply to rollovers, direct rollovers and transfers (including rollovers or transfers of after-tax amounts). If the applicable rules are not followed, you may incur adverse Federal income tax consequences, including paying taxes which you might not otherwise have had to pay. Before we send a rollover distribution, we will provide a notice explaining tax withholding requirements (see Federal Income Tax Withholding). We are not required to send you such notice for your IRA. You should always consult your tax adviser before you move or attempt to move any funds.


Death Benefit and IRAs

Pursuant to IRS regulations, IRAs may not invest in life insurance contracts. We do not believe that these regulations prohibit the death benefit from being provided under the contract when we issue the contract as a Traditional or Roth IRA. However, the law is unclear and it is possible that the presence of the death benefit under a contract issued as a Traditional or Roth IRA could result in increased taxes to you. Certain death benefit options may not be available for all of our products.


Federal Income Tax Withholding

We will withhold and remit to the IRS a part of the taxable portion of each distribution made under a contract unless you notify us prior to the distribution that tax is not to be withheld. In certain circumstances, Federal income tax rules may require us to withhold tax. At the time a withdrawal, surrender, or annuity payout is requested, we will give you an explanation of the withholding requirements.

Certain payments from your contract may be considered eligible rollover distributions (even if such payments are not being rolled over). Such distributions may be subject to special tax withholding requirements. The Federal income tax withholding rules require that we withhold 20% of the eligible rollover distribution from the payment amount, unless you elect to have the amount directly transferred to certain qualified plans or contracts. The IRS requires that tax be withheld, even if you have requested otherwise. Such tax withholding requirements are generally applicable to 401(a), 403(a) or
(b), HR 10, and 457(b) governmental plans and contracts used in connection with these types of plans.


Our Tax Status

Under existing Federal income tax laws, we do not pay tax on investment income and realized capital gains of the VAA. We do not expect that we will incur any Federal income tax liability on the income and gains earned by the VAA. However, the Company does expect, to the extent permitted under Federal tax law, to claim the benefit of the foreign tax credit as the owner of the assets of the VAA. Therefore, we do not impose a charge for Federal income taxes. If Federal income tax law changes and we must pay tax on some or all of the income and gains earned by the VAA, we may impose a charge against the VAA to pay the taxes.

Changes in the Law

The above discussion is based on the tax code, IRS regulations, and interpretations existing on the date of this prospectus. However, Congress, the IRS, and the courts may modify these authorities, sometimes retroactively.



Additional Information

Voting Rights
As required by law, we will vote the fund shares held in the VAA at meetings of the shareholders of the funds. The voting will be done according to the instructions of contractowners who have interests in any subaccounts which invest in classes of the funds. If the 1940 Act or any regulation under it should be amended or if present interpretations should change, and if as a result we determine that we are permitted to vote the fund shares in our own right, we may elect to do so.

The number of votes which you have the right to cast will be determined by applying your percentage interest in a subaccount to the total number of votes attributable to the subaccount. In determining the number of votes, fractional shares will be recognized.

Each underlying fund is subject to the laws of the state in which it is organized concerning, among other things, the matters which are subject to a shareholder vote, the number of shares which must be present in person or by proxy at a meeting of shareholders (a "quorum"), and the percentage of such shares present in person or by proxy which must vote in favor of matters presented. Because shares of the underlying fund held in the VAA are owned by us, and because under the 1940 Act we will vote all such shares in the same proportion as the voting instruction which we receive, it is important that each contractowner provide their voting instructions to us. Even though contractowners may choose not to provide voting instruction, the shares of a fund to which such contractowners would have been entitled to provide voting instruction will, subject to fair representation requirements, be voted by us in the same proportion as the voting instruction which we actually receive. As a result, the instruction of a small number of contractowners could determine the outcome of matters subject to shareholder vote. All shares voted by us will be counted when the underlying fund determines whether any requirement for a minimum number of shares be present at such a meeting to satisfy a quorum requirement has been met. Voting instructions to abstain on any item to be voted on will be applied on a pro-rata basis to reduce the number of votes eligible to be cast.

Whenever a shareholders meeting is called, we will provide or make available to each person having a voting interest in a subaccount proxy voting material, reports and other materials relating to the funds. Since the funds engage in shared funding, other persons or entities besides Lincoln New York may vote fund shares. See Investments of the Variable Annuity Account - Fund Shares.


Return Privilege

Within the free-look period after you receive the contract, you may cancel it for any reason by delivering or mailing it postage prepaid, to Lincoln Life & Annuity Company of New York at PO Box 2348, Fort Wayne, IN 46801-2348. A contract canceled under this provision will be void. Except as explained in the following paragraph, we will return the contract value as of the valuation date on which we receive the cancellation request, plus any premium taxes which had been deducted. No applicable interest adjustment will apply. A purchaser who participates in the VAA is subject to the risk of a market loss on the contract value during the free-look period.

IRA purchasers will receive the greater of purchase payments or contract value as of the valuation date on which we receive the cancellation request.


State Regulation

As a life insurance company organized and operated under New York law, we are subject to provisions governing life insurers and to regulation by the New York Superintendent of Insurance. Our books and accounts are subject to review and examination by the New York Insurance Department at all times. A full examination of our operations is conducted by that Department at least every five years.


Records and Reports

As presently required by the 1940 Act and applicable regulations, we are responsible for maintaining all records and accounts relating to the VAA. We have entered into an agreement with The Bank of New York Mellon, One Mellon Bank Center, 500 Grant Street, Pittsburgh, Pennsylvania, 15258, to provide accounting services to the VAA. We will mail to you, at your last known address of record at the Servicing office, at least semi-annually after the first contract year, reports containing information required by that Act or any other applicable law or regulation. Administrative services necessary for the operations of the VAA and the contracts are currently provided by Lincoln Life. However, neither the assets of Lincoln Life nor the assets of LNC support the obligation of Lincoln New York under the contracts.

Other Information

A Registration Statement has been filed with the SEC, under the Securities Act of 1933 as amended, for the contracts being offered here. This prospectus does not contain all the information in the Registration Statement, its amendments and exhibits. Please refer to the Registration Statement for further information about the VAA, Lincoln New York and the contracts offered. Statements in this prospectus about the content of contracts and other legal instruments are summaries. For the complete text of those contracts and instruments, please refer to those documents as filed with the SEC.

You may elect to receive your prospectus, prospectus supplements, quarterly statements, and annual and semiannual reports electronically over the Internet, if you have an e-mail account and access to an Internet browser. Once you select eDelivery, via the Internet Service Center, all documents available in electronic format will no longer be sent to you in hard copy. You will receive an e-mail notification when the documents become available online. It is your responsibility to provide us with your current e-mail address. You can resume paper mailings at any time without cost, by updating your profile at the Internet Service Center, or contacting us. To learn more about this service, please log on to www.LincolnFinancial.com, select service centers and continue on through the Internet Service Center.


Legal Proceedings

In the ordinary course of its business, Lincoln New York, the VAA, and the principal underwriter may become or are involved in various pending or threatened legal proceedings, including purported class actions, arising from the conduct of business. In some instances, these proceedings include claims for unspecified or substantial punitive damages and similar types of relief in addition to amounts for alleged contractual liability or requests for equitable relief. After consultation with legal counsel and a review of available facts, it is management's opinion that these proceedings, after consideration of any reserves and rights to indemnification, ultimately will be resolved without materially affecting the financial position of Lincoln New York, the VAA, or the principal underwriter.

Contents of the Statement of Additional Information (SAI) for Lincoln New York Account N for Variable Annuities


Item
Special Terms
Services
Principal Underwriter
Purchase of Securities Being Offered
Interest Adjustment Example
Annuity Payouts
Examples of Regular Income Payment
Calculations
Determination of Accumulation and Annuity Unit
Value
Capital Markets
Advertising & Ratings
Additional Services
Other Information
Financial Statements

For a free copy of the SAI complete the form below.











                Statement of Additional Information Request Card
                    Lincoln ChoicePlus AssuranceSM (C Share)
               Lincoln New York Account N for Variable Annuities










   .
Please send me a free copy of the current Statement of Additional Information for Lincoln New York Account N for Variable
                                   Annuities.


                                 (Please Print)


Name: -------------------------------------------------------------------------






Address: ----------------------------------------------------------------------














City ---------------------------------------------------  State ---------
Zip ---------


Mail to Lincoln Life & Annuity Company of New York, PO Box 2348, Fort Wayne, IN 46801-2348.

Appendix A - Condensed Financial Information

Accumulation Unit Values
The following information relates to accumulation unit values and accumulation units for contracts purchased before July 22, 2005 for funds in the periods ended December 31. It should be read along with the VAA's financial statement and notes which are included in the SAI.


                             with EGMDB                                     with GOP
             ------------------------------------------    ------------------------------------------
              Accumulation unit value                       Accumulation unit value
             -------------------------      Number of      -------------------------      Number of
              Beginning       End of       accumulation     Beginning       End of       accumulation
              of period       period          units         of period       period          units
             -----------    ----------    -------------    -----------    ----------    -------------
             (Accumulation unit value in dollars. Number of accumulation units in thousands beginning in
                                                        2004)
AIM V.I. Capital Appreciation
2006  .          N/A            N/A            N/A             N/A            N/A            N/A
2007  .          N/A            N/A            N/A             N/A            N/A            N/A
2008  .          N/A            N/A            N/A             N/A            N/A            N/A
2009  .          N/A            N/A            N/A             N/A            N/A            N/A
---------        --             --             --------        --             --
AIM V.I. Core Equity
2006  .          N/A            N/A            N/A             N/A            N/A            N/A
2007  .          N/A            N/A            N/A             N/A            N/A            N/A
2008  .          N/A            N/A            N/A             N/A            N/A            N/A
2009  .          N/A            N/A            N/A             N/A            N/A            N/A
---------        --             --             --------        --             --
AIM V.I. International Growth Fund
2003  .          N/A            N/A            N/A             N/A            N/A            N/A
2004  .          N/A            N/A            N/A             N/A            N/A            N/A
2005  .          N/A            N/A            N/A             N/A            N/A            N/A
2006  .          N/A            N/A            N/A             N/A            N/A            N/A
2007  .          N/A            N/A            N/A             N/A            N/A            N/A
2008  .          N/A            N/A            N/A             N/A            N/A            N/A
2009  .          N/A            N/A            N/A             N/A            N/A            N/A
---------        --             --             --------        --             --
AllianceBernstein VPS Global Thematic Growth
2003  .          N/A            N/A            N/A             N/A            N/A            N/A
2004  .          N/A            N/A            N/A             N/A            N/A            N/A
2005  .          N/A            N/A            N/A             N/A            N/A            N/A
2006  .          N/A            N/A            N/A             N/A            N/A            N/A
2007  .          N/A            N/A            N/A             N/A            N/A            N/A
2008  .          N/A            N/A            N/A             N/A            N/A            N/A
2009  .          N/A            N/A            N/A             N/A            N/A            N/A
---------        --             --             --------        --             --
AllianceBernstein VPS Growth and Income
2003  .          N/A            N/A            N/A             N/A            N/A            N/A
2004  .          N/A            N/A            N/A           12.105         13.157            10
2005  .        11.222         11.546             2           13.157         13.550             9
2006  .        11.546         13.286             2           13.550         15.607            10
2007  .        13.286         13.703             2           15.607         16.114             9
2008  .        13.703          7.993             2           16.114          9.409             8
2009  .         7.993          9.462             2            9.409         11.150             6
---------      ------         ------           ---           ------         ------           ---
AllianceBernstein VPS International Value
2006  .          N/A            N/A            N/A             N/A            N/A            N/A
2007  .          N/A            N/A            N/A             N/A            N/A            N/A
2008  .          N/A            N/A            N/A             N/A            N/A            N/A
2009  .          N/A            N/A            N/A             N/A            N/A            N/A
---------      ------         ------           ---           ------         ------           ---
AllianceBernstein VPS Large Cap Growth
2003  .          N/A            N/A            N/A             N/A            N/A            N/A
2004  .          N/A            N/A            N/A             N/A            N/A            N/A
2005  .          N/A            N/A            N/A             N/A            N/A            N/A
2006  .          N/A            N/A            N/A             N/A            N/A            N/A
2007  .          N/A            N/A            N/A             N/A            N/A            N/A
2008  .          N/A            N/A            N/A             N/A            N/A            N/A
2009  .          N/A            N/A            N/A             N/A            N/A            N/A
---------      ------         ------           ---           ------         ------           ---

                             with EGMDB                                     with GOP
             ------------------------------------------    ------------------------------------------
              Accumulation unit value                       Accumulation unit value
             -------------------------      Number of      -------------------------      Number of
              Beginning       End of       accumulation     Beginning       End of       accumulation
              of period       period          units         of period       period          units
             -----------    ----------    -------------    -----------    ----------    -------------
             (Accumulation unit value in dollars. Number of accumulation units in thousands beginning in
                                                        2004)
AllianceBernstein VPS Small/Mid Cap Value
2003  .          N/A            N/A            N/A             N/A            N/A            N/A
2004  .          N/A            N/A            N/A             N/A            N/A            N/A
2005  .         17.726        18.593             3            15.267        16.159              1*
2006  .         18.593        20.886             1            16.159        18.170              1*
2007  .          N/A            N/A            N/A            18.170        18.163              1*
2008  .          N/A            N/A            N/A            18.163        11.491              1*
2009  .          N/A            N/A            N/A            11.491        16.140              1*
---------       ------        ------           ---            ------        ------           ----
American Century Investments VP Inflation Protection Fund
2004  .         10.291        10.405             1            10.274        10.411              8
2005  .         10.405        10.394             4            10.411        10.410              8
2006  .         10.394        10.384             4            10.410        10.412              9
2007  .         10.384        11.186             4            10.412        11.226              9
2008  .         11.186        10.826             4            11.226        10.877              8
2009  .         10.826        11.740             4            10.877        11.806              4
---------       ------        ------           ---            ------        ------           ----
American Funds Global Growth Fund
2004  .         10.108        11.266            20             N/A            N/A            N/A
2005  .         11.266        12.642            21            11.420        12.661              1*
2006  .         12.642        14.975             1            12.661        15.013              1*
2007  .         14.975        16.917             1            15.013        16.977              1*
2008  .         16.917        10.252             1            16.977        10.299              1*
2009  .         10.252        14.350             1            10.299        14.430              1*
---------       ------        ------           ---            ------        ------           ----
American Funds Global Small Capitalization Fund
2003  .          N/A            N/A            N/A             N/A            N/A            N/A
2004  .          8.492        10.097            65            14.135        16.823              4
2005  .         10.097        12.450            64            16.823        20.764              5
2006  .         12.450        15.192            20            20.764        25.362              5
2007  .         15.192        18.146             3            25.362        30.324              4
2008  .         18.146         8.296             3            30.324        13.877              4
2009  .          8.296        13.162             2            13.877        22.039              4
---------       ------        ------           ---            ------        ------           ----
American Funds Growth Fund
2003  .          N/A            N/A            N/A            11.570        12.318         10,727
2004  .          7.224         7.994           164            12.318        13.644             17
2005  .          7.994         9.136           172            13.644        15.610             17
2006  .          9.136         9.904            93            15.610        16.940             17
2007  .          9.904        10.945            10            16.940        18.739             16
2008  .         10.945         6.032            10            18.739        10.338             16
2009  .          6.032         8.272             9            10.338        14.190             14
---------       ------        ------           ---            ------        ------         ------
American Funds Growth-Income Fund
2003  .          N/A            N/A            N/A            12.110        12.293          6,865
2004  .         11.016        11.960           111            12.293        13.359             16
2005  .         11.960        12.450           123            13.359        13.921             16
2006  .         12.450        14.108            72            13.921        15.791             15
2007  .         14.108        14.577            21            15.791        16.332             14
2008  .         14.577         8.911            14            16.332         9.994             11
2009  .          8.911        11.504            15             9.994        12.915              9
---------       ------        ------           ---            ------        ------         ------
American Funds International Fund
2003  .          N/A            N/A            N/A            12.986        13.199          2,944
2004  .          6.855         8.045            57            13.199        15.507              3
2005  .          8.045         9.615            60            15.507        18.551              3
2006  .          9.615        11.253            34            18.551        21.733              3
2007  .         11.253        13.285            12            21.733        25.683              3
2008  .         13.285         7.563            11            25.683        14.635              1
2009  .          7.563        10.643            10            14.635        20.617              1
---------       ------        ------           ---            ------        ------         ------
Blackrock Global Allocation VI
2009  .          N/A            N/A            N/A             N/A            N/A            N/A
---------       ------        ------           ---            ------        ------         ------

                            with EGMDB                                    with GOP
             ----------------------------------------    ------------------------------------------
             Accumulation unit value                      Accumulation unit value
             -----------------------      Number of      -------------------------      Number of
              Beginning      End of      accumulation     Beginning       End of       accumulation
              of period      period         units         of period       period          units
             -----------    --------    -------------    -----------    ----------    -------------
              (Accumulation unit value in dollars. Number of accumulation units in thousands beginning in 2004)
Delaware VIP Diversified Income Series
2004  .      10.231         10.872             2            10.043        10.878              4
2005  .      10.872         10.631             2            10.878        10.648              4
2006  .      10.631         11.248            12            10.648        11.277              4
2007  .      11.248         11.884            26            11.277        11.927              4
2008  .      11.884         11.117             2            11.927        11.169              3
2009  .      11.117         13.851             2            11.169        13.928              2
---------    ------         ------            --            ------        ------              -
Delaware VIP Emerging Markets Series
2004  .      17.478         19.349             1*            N/A            N/A            N/A
2005  .      19.349         24.193             3            13.573        16.987              1*
2006  .      24.193         30.177             1            16.987        21.211              1
2007  .      30.177         41.114             1*           21.211        28.927              1
2008  .      41.114         19.539             1*           28.927        13.761              1*
2009  .      19.539         34.148             1*           13.761        24.074              1*
---------    ------         ------            --            ------        ------           ----
Delaware VIP High Yield Series
2003  .      N/A              N/A            N/A             N/A            N/A            N/A
2004  .      10.655         11.950             1            11.074        12.433              4
2005  .      11.950         12.148             2            12.433        12.651              4
2006  .      12.148         13.406             2            12.651        13.976              3
2007  .      13.406         13.522             1            13.976        14.111              3
2008  .      13.522         10.052             1            14.111        10.500              2
2009  .      10.052         14.698             1            10.500        15.368              1
---------    ------         ------           ---            ------        ------           ----
Delaware VIP Limited-Term Diversified Income
2005  .      N/A              N/A            N/A             N/A            N/A            N/A
2006  .      N/A              N/A            N/A             N/A            N/A            N/A
2007  .      N/A              N/A            N/A             N/A            N/A            N/A
2008  .      N/A              N/A            N/A            10.526        10.238              1*
2009  .      N/A              N/A            N/A            10.238        11.349              1*
---------    ------         ------           ---            ------        ------           ----
Delaware VIP REIT Series
2003  .      N/A              N/A            N/A            11.723        12.193          9,452
2004  .      15.458         19.932            12            12.193        15.738              5
2005  .      19.932         20.951            12            15.738        16.559              6
2006  .      20.951         27.269             5            16.559        21.575              6
2007  .      27.269         23.020             1            21.575        18.231              6
2008  .      23.020         14.653             2            18.231        11.616              6
2009  .      14.653         17.762             1            11.616        14.095              6
---------    ------         ------           ---            ------        ------          -----
Delaware VIP Small Cap Value Series
2003  .      N/A              N/A            N/A            12.389        13.163          4,595
2004  .      16.818         20.043             1            13.163        15.704              4
2005  .      20.043         21.519             1            15.704        16.877              4
2006  .      21.519         24.529             2            16.877        19.257              4
2007  .      24.529         22.478             2            19.257        17.664              4
2008  .      22.478         15.462             2            17.664        12.162              4
2009  .      15.462         20.009             2            12.162        15.755              4
---------    ------         ------           ---            ------        ------          -----
Delaware VIP Trend Series
2003  .      N/A              N/A            N/A             N/A            N/A            N/A
2004  .      N/A              N/A            N/A            12.788        13.875              6
2005  .      N/A              N/A            N/A            13.875        14.428              6
2006  .      N/A              N/A            N/A            14.428        15.248              6
2007  .      N/A              N/A            N/A            15.248        16.584              6
2008  .      N/A              N/A            N/A            16.584         8.677              5
2009  .      N/A              N/A            N/A             8.677        13.189              5
---------    ------         ------           ---            ------        ------          -----
Delaware VIP US Growth Series
2003  .      N/A              N/A            N/A             N/A            N/A            N/A
2004  .      N/A              N/A            N/A            11.636        11.631              2
2005  .      N/A              N/A            N/A            11.631        13.102              2
2006  .      N/A              N/A            N/A            13.102        13.167              2
2007  .      N/A              N/A            N/A            13.167        14.568              2
2008  .      N/A              N/A            N/A            14.568         8.196              1*
2009  .      N/A              N/A            N/A             8.196        11.536              1*
---------    ------         ------           ---            ------        ------          -----

                             with EGMDB                                     with GOP
             ------------------------------------------    ------------------------------------------
              Accumulation unit value                       Accumulation unit value
             -------------------------      Number of      -------------------------      Number of
              Beginning       End of       accumulation     Beginning       End of       accumulation
              of period       period          units         of period       period          units
             -----------    ----------    -------------    -----------    ----------    -------------
             (Accumulation unit value in dollars. Number of accumulation units in thousands beginning in
                                                        2004)
Delaware VIP Value Series
2003  .          N/A            N/A            N/A             N/A            N/A            N/A
2004  .          N/A            N/A            N/A             N/A            N/A            N/A
2005  .          N/A            N/A            N/A            13.590        14.156              1
2006  .          N/A            N/A            N/A            14.156        17.255              1
2007  .          N/A            N/A            N/A            17.255        16.481              1
2008  .          N/A            N/A            N/A            16.481        10.779              1
2009  .          N/A            N/A            N/A            10.779        12.487              1
---------        --             --                            ------        ------           ----
DWS VIP Alternative Asset Allocation Plus
2009  .          N/A            N/A            N/A             N/A            N/A            N/A
---------        --             --                            ------        ------           ----
DWS VIP Equity 500 Index
2003  .          N/A            N/A            N/A             N/A            N/A            N/A
2004  .          N/A            N/A            N/A            12.005        13.074              8
2005  .          N/A            N/A            N/A            13.074        13.442              2
2006  .          N/A            N/A            N/A            13.442        15.253              1
2007  .          N/A            N/A            N/A            15.253        15.774              1
2008  .          N/A            N/A            N/A            15.774         9.732              1
2009  .          N/A            N/A            N/A             9.732        12.076              1
---------        --             --                            ------        ------           ----
DWS VIP Small Cap Index
2003  .          N/A            N/A            N/A             N/A            N/A            N/A
2004  .        14.510         15.630             3             N/A            N/A            N/A
2005  .        15.630         15.988             3            14.814        16.031              1*
2006  .        15.988         18.430             3            16.031        18.497              1*
2007  .        18.430         17.737             2            18.497        17.819              1*
2008  .        17.737         11.458             2            17.819        11.522              1*
2009  .        11.458         14.231             2            11.522        14.326              1*
---------      ------         ------           ---            ------        ------           ----
Fidelity VIP Contrafund Portfolio
2003  .          N/A            N/A            N/A            11.567        12.257          4,309
2004  .          N/A            N/A            N/A            12.257        13.897             13
2005  .          N/A            N/A            N/A            13.897        15.964              7
2006  .          N/A            N/A            N/A            15.964        17.515              7
2007  .          N/A            N/A            N/A            17.515        20.229              7
2008  .          N/A            N/A            N/A            20.229        11.415              7
2009  .          N/A            N/A            N/A            11.415        15.226              7
---------      ------         ------           ---            ------        ------          -----
Fidelity VIP Equity-Income Portfolio
2003  .          N/A            N/A            N/A             N/A            N/A            N/A
2004  .        10.551         11.544             6            12.400        13.580              2
2005  .        11.544         11.988            10            13.580        14.116              2
2006  .        11.988         14.142             6            14.116        16.669              2
2007  .        14.142         14.087             4            16.669        16.621              2
2008  .        14.087          7.924             5            16.621         9.359              2
2009  .         7.924         10.124             5             9.359        11.969              1*
---------      ------         ------           ---            ------        ------          -----
Fidelity VIP Growth Portfolio
2003  .          N/A            N/A            N/A            11.638        12.289          4,793
2004  .         6.023          6.109             1            12.289        12.478              5
2005  .         6.109          6.340             4            12.478        12.962              5
2006  .         6.340          6.646             3            12.962        13.601              6
2007  .         6.646          8.280             3            13.601        16.962              5
2008  .         8.280          4.291             3            16.962         8.800              6
2009  .         4.291          5.402             3             8.800        11.088              4
---------      ------         ------           ---            ------        ------          -----
Fidelity VIP Mid Cap
2005  .          N/A            N/A            N/A             N/A            N/A            N/A
2006  .          N/A            N/A            N/A            12.193        12.806              1
2007  .          N/A            N/A            N/A            12.806        14.543              1*
2008  .          N/A            N/A            N/A             N/A            N/A            N/A
2009  .          N/A            N/A            N/A             N/A            N/A            N/A
---------      ------         ------           ---            ------        ------          -----

                             with EGMDB                                     with GOP
             ------------------------------------------    ------------------------------------------
              Accumulation unit value                       Accumulation unit value
             -------------------------      Number of      -------------------------      Number of
              Beginning       End of       accumulation     Beginning       End of       accumulation
              of period       period          units         of period       period          units
             -----------    ----------    -------------    -----------    ----------    -------------
             (Accumulation unit value in dollars. Number of accumulation units in thousands beginning in
                                                        2004)
Fidelity VIP Overseas Portfolio
2003  .          N/A            N/A            N/A             N/A            N/A            N/A
2004  .          N/A            N/A            N/A            14.570        15.831             3
2005  .          8.171         9.547             5            15.831        18.515             3
2006  .          9.547        11.060             5            18.515        21.470             3
2007  .         11.060        12.734             5            21.470        24.745             2
2008  .         12.734         7.019             5            24.745        13.654             2
2009  .          7.019         8.715             4            13.654        16.969             1*
---------       ------        ------           ---            ------        ------           ---
FTVIPT Franklin Income Securities
2006  .          N/A            N/A            N/A             N/A            N/A            N/A
2007  .          N/A            N/A            N/A             N/A            N/A            N/A
2008  .          N/A            N/A            N/A             N/A            N/A            N/A
2009  .          N/A            N/A            N/A             N/A            N/A            N/A
---------       ------        ------           ---            ------        ------           ---
FTVIPT Franklin Small-Mid Cap Growth Securities Fund
2003  .          N/A            N/A            N/A             N/A            N/A            N/A
2004  .          6.348         6.960            49             N/A            N/A            N/A
2005  .          6.960         7.174            55            13.731        14.667             1*
2006  .          7.174         7.670             7            14.667        15.696             1*
2007  .          7.670         8.393             2            15.696        17.192             1*
2008  .          8.393         4.747             2            17.192         9.734             1*
2009  .          4.747         6.704             2             9.734        13.761             1*
---------       ------        ------           ---            ------        ------           ---
FTVIPT Mutual Shares Securities
2006  .          N/A            N/A            N/A             N/A            N/A            N/A
2007  .          N/A            N/A            N/A             N/A            N/A            N/A
2008  .          N/A            N/A            N/A             N/A            N/A            N/A
2009  .          N/A            N/A            N/A             N/A            N/A            N/A
---------       ------        ------           ---            ------        ------           ---
FTVIPT Templeton Global Bond Securities
2005  .          N/A            N/A            N/A             N/A            N/A            N/A
2006  .          N/A            N/A            N/A             N/A            N/A            N/A
2007  .          N/A            N/A            N/A             N/A            N/A            N/A
2008  .          N/A            N/A            N/A            12.113        12.537             1*
2009  .         12.845        14.584             1*           12.537        14.650             1*
---------       ------        ------           ---            ------        ------           ---
FTVIPT Templeton Growth Securities Fund
2003  .          N/A            N/A            N/A             N/A            N/A            N/A
2004  .          N/A            N/A            N/A            12.689        14.496             1
2005  .         11.782        12.616             4            14.496        15.538             1*
2006  .         12.616        15.116             2            15.538        18.635             1*
2007  .          N/A            N/A            N/A            18.635        18.779             1*
2008  .          N/A            N/A            N/A            18.779        10.665             1*
2009  .          N/A            N/A            N/A            10.665        13.767             1*
---------       ------        ------           ---            ------        ------           ---
Janus Aspen Balanced Portfolio
2003  .          N/A            N/A            N/A             N/A            N/A            N/A
2004  .          N/A            N/A            N/A             N/A            N/A            N/A
2005  .          N/A            N/A            N/A            11.565        12.260             1
2006  .          N/A            N/A            N/A            12.260        13.328             1
2007  .          N/A            N/A            N/A            13.328        14.473             1
2008  .          N/A            N/A            N/A            14.473        11.962             1
2009  .          N/A            N/A            N/A            11.962        14.792             1
---------       ------        ------           ---            ------        ------           ---
Janus Aspen Enterprise Portfolio
2003  .          N/A            N/A            N/A             N/A            N/A            N/A
2004  .         10.964        12.636             1*           13.020        14.713             3
2005  .         12.636        13.925             1*           14.713        16.229             1*
2006  .         13.925        15.519             1*           16.229        18.106             1*
2007  .         15.519        18.584             1*           18.106        21.703             1*
2008  .         18.584        10.262             1*           21.703        11.997             1*
2009  .         10.262        14.581             1*           11.997        17.062             1*
---------       ------        ------           ---            ------        ------           ---

                            with EGMDB                                   with GOP
             ----------------------------------------    ----------------------------------------
             Accumulation unit value                     Accumulation unit value
             -----------------------      Number of      -----------------------      Number of
              Beginning      End of      accumulation     Beginning      End of      accumulation
              of period      period         units         of period      period         units
             -----------    --------    -------------    -----------    --------    -------------
             (Accumulation unit value in dollars. Number of accumulation units in thousands beginning in 2004)
Janus Aspen Worldwide
2003  .      N/A              N/A            N/A            N/A           N/A            N/A
2004  .      N/A              N/A            N/A            N/A           N/A            N/A
2005  .      N/A              N/A            N/A            N/A           N/A            N/A
2006  .      N/A              N/A            N/A            N/A           N/A            N/A
2007  .      N/A              N/A            N/A            N/A           N/A            N/A
2008  .      N/A              N/A            N/A            N/A           N/A            N/A
2009  .      N/A              N/A            N/A            N/A           N/A            N/A
---------    ------         ------                         ------       ------           ---
Lincoln VIP Baron Growth Opportunities(4)
2006  .      N/A              N/A            N/A            N/A           N/A            N/A
2007  .      N/A              N/A            N/A            N/A           N/A            N/A
2008  .      N/A              N/A            N/A            N/A           N/A            N/A
2009  .      N/A              N/A            N/A            N/A           N/A            N/A
---------    ------         ------                         ------       ------           ---
Lincoln VIP Capital Growth
2007  .      N/A              N/A            N/A            N/A           N/A            N/A
2008  .      N/A              N/A            N/A            N/A           N/A            N/A
2009  .      N/A              N/A            N/A            N/A           N/A            N/A
---------    ------         ------                         ------       ------           ---
Lincoln VIP Cohen & Steers Global Real Estate
2007  .      N/A              N/A            N/A            N/A           N/A            N/A
2008  .      N/A              N/A            N/A            N/A           N/A            N/A
2009  .      N/A              N/A            N/A            N/A           N/A            N/A
---------    ------         ------                         ------       ------           ---
Lincoln VIP Columbia Value Opportunities
2007  .      N/A              N/A            N/A            N/A           N/A            N/A
2008  .      N/A              N/A            N/A            N/A           N/A            N/A
2009  .      N/A              N/A            N/A            N/A           N/A            N/A
---------    ------         ------                         ------       ------           ---
Lincoln VIP Delaware Bond
2003  .      N/A              N/A            N/A           10.026       10.020          6,968
2004  .      10.090         10.347            23           10.020       10.364             22
2005  .      10.347         10.421            28           10.364       10.448             22
2006  .      10.421         10.706            28           10.448       10.745             22
2007  .      10.706         11.076            26           10.745       11.127             22
2008  .      11.076         10.539            22           11.127       10.599             15
2009  .      10.539         12.283            22           10.599       12.364              6
---------    ------         ------           ---           ------       ------          -----
Lincoln VIP Delaware Foundation Aggressive Allocation(5)
2003  .      N/A              N/A            N/A            N/A           N/A            N/A
2004  .      N/A              N/A            N/A            N/A           N/A            N/A
2005  .      N/A              N/A            N/A            N/A           N/A            N/A
2006  .      N/A              N/A            N/A            N/A           N/A            N/A
2007  .      N/A              N/A            N/A            N/A           N/A            N/A
2008  .      N/A              N/A            N/A            N/A           N/A            N/A
2009  .      N/A              N/A            N/A            N/A           N/A            N/A
---------    ------         ------           ---           ------       ------          -----
Lincoln VIP Delaware Growth and Income
2005  .      N/A              N/A            N/A            N/A           N/A            N/A
2006  .      N/A              N/A            N/A            N/A           N/A            N/A
2007  .      N/A              N/A            N/A            N/A           N/A            N/A
2008  .      N/A              N/A            N/A            N/A           N/A            N/A
2009  .      N/A              N/A            N/A            N/A           N/A            N/A
---------    ------         ------           ---           ------       ------          -----
Lincoln VIP Delaware Social Awareness
2003  .      N/A              N/A            N/A            N/A           N/A            N/A
2004  .      N/A              N/A            N/A           12.373       13.579              5
2005  .      13.179         14.902             3           13.579       14.941              4
2006  .      14.902         16.421             9           14.941       16.480              4
2007  .      16.421         16.590             9           16.480       16.666              4
2008  .      16.590         10.666             9           16.666       10.726              3
2009  .      10.666         13.590             9           10.726       13.681              1*
---------    ------         ------           ---           ------       ------          -----
Lincoln VIP Delaware Special Opportunities
2007  .      N/A              N/A            N/A            N/A           N/A            N/A
2008  .      N/A              N/A            N/A            N/A           N/A            N/A
2009  .      N/A              N/A            N/A            N/A           N/A            N/A
---------    ------         ------           ---           ------       ------          -----

                             with EGMDB                                    with GOP
             ------------------------------------------    ----------------------------------------
              Accumulation unit value                      Accumulation unit value
             -------------------------      Number of      -----------------------      Number of
              Beginning       End of       accumulation     Beginning      End of      accumulation
              of period       period          units         of period      period         units
             -----------    ----------    -------------    -----------    --------    -------------
              (Accumulation unit value in dollars. Number of accumulation units in thousands beginning in 2004)
Lincoln VIP Global Income
2009  .          N/A            N/A            N/A             N/A           N/A           N/A
---------        --             --                             --            ---
Lincoln VIP Growth Fund(2)
2005  .          N/A            N/A            N/A             N/A           N/A           N/A
2006  .          N/A            N/A            N/A             N/A           N/A           N/A
---------        --             --                             --            ---
Lincoln VIP Growth Opportunities(3)
2005  .          N/A            N/A            N/A             N/A           N/A           N/A
2006  .          N/A            N/A            N/A             N/A           N/A           N/A
---------        --             --                             --            ---
Lincoln VIP Janus Capital Appreciation
2003  .          N/A            N/A            N/A             N/A           N/A           N/A
2004  .          N/A            N/A            N/A             N/A           N/A           N/A
2005  .         12.206        12.871             1             N/A           N/A           N/A
2006  .         12.871        13.851             1             N/A           N/A           N/A
2007  .         13.851        16.365             1             N/A           N/A           N/A
2008  .         16.365         9.502             1             N/A           N/A           N/A
2009  .          9.502        12.915             1             N/A           N/A           N/A
---------       ------        ------           ---             --            ---
Lincoln VIP Marsico International Growth
2007  .          N/A            N/A            N/A             N/A           N/A           N/A
2008  .          N/A            N/A            N/A             N/A           N/A           N/A
2009  .          N/A            N/A            N/A             N/A           N/A           N/A
---------       ------        ------           ---             --            ---
Lincoln VIP MFS Value
2007  .          N/A            N/A            N/A             N/A           N/A           N/A
2008  .          N/A            N/A            N/A             N/A           N/A           N/A
2009  .          N/A            N/A            N/A             N/A           N/A           N/A
---------       ------        ------           ---             --            ---
Lincoln VIP Mid-Cap Value
2007  .          N/A            N/A            N/A             N/A           N/A           N/A
2008  .          N/A            N/A            N/A             N/A           N/A           N/A
2009  .          N/A            N/A            N/A             N/A           N/A           N/A
---------       ------        ------           ---             --            ---
Lincoln VIP Mondrian International Value
2003  .          N/A            N/A            N/A             N/A           N/A           N/A
2004  .         13.105        15.580             1            13.443       15.605            4
2005  .         15.580        17.204             2            15.605       17.248            4
2006  .         17.204        21.946             2            17.248       22.025            4
2007  .         21.946        24.006             2            22.025       24.116            4
2008  .         24.006        14.920             2            24.116       15.004            2
2009  .         14.920        17.747             2            15.004       17.864            1
---------       ------        ------           ---            ------       ------          ---
Lincoln VIP Money Market Fund
2003  .          N/A            N/A            N/A             N/A           N/A           N/A
2004  .          N/A            N/A            N/A             9.923        9.834            7
2005  .          9.820         9.902             1             9.834        9.928           27
2006  .          9.902        10.170             1             9.928       10.207            8
2007  .         10.170        10.474             1            10.207       10.523            8
2008  .         10.474        10.518            12            10.523       10.577            6
2009  .         10.518        10.355             9            10.577       10.423            2
---------       ------        ------           ---            ------       ------          ---
Lincoln VIP SSgA Bond Index
2008  .          N/A            N/A            N/A             9.857       10.462           13
2009  .          N/A            N/A            N/A            10.462       10.740           11
---------       ------        ------           ---            ------       ------          ---
Lincoln VIP SSgA Developed International 150
2008  .          N/A            N/A            N/A             6.010        6.262            2
2009  .          N/A            N/A            N/A             6.262        8.898            1
---------       ------        ------           ---            ------       ------          ---
Lincoln VIP SSgA Emerging Markets 100
2008  .          N/A            N/A            N/A             6.247        6.053            1
2009  .          N/A            N/A            N/A             6.053       11.293            1
---------       ------        ------           ---            ------       ------          ---
Lincoln VIP SSgA International Index
2008  .          N/A            N/A            N/A             6.090        6.398            2
2009  .          N/A            N/A            N/A             6.398        8.034            1
---------       ------        ------           ---            ------       ------          ---
Lincoln VIP SSgA Large Cap 100
2008  .          N/A            N/A            N/A             6.862        6.975            4
2009  .          N/A            N/A            N/A             6.975        9.268            3
---------       ------        ------           ---            ------       ------          ---

                            with EGMDB                                    with GOP
             ----------------------------------------    ------------------------------------------
             Accumulation unit value                      Accumulation unit value
             -----------------------      Number of      -------------------------      Number of
              Beginning      End of      accumulation     Beginning       End of       accumulation
              of period      period         units         of period       period          units
             -----------    --------    -------------    -----------    ----------    -------------
              (Accumulation unit value in dollars. Number of accumulation units in thousands beginning in 2004)
Lincoln VIP SSgA S&P 500 Index(1)
2005  .      N/A              N/A            N/A            N/A             N/A            N/A
2006  .      N/A              N/A            N/A            N/A             N/A            N/A
2007  .      N/A              N/A            N/A            N/A             N/A            N/A
2008  .      N/A              N/A            N/A           6.952           7.000             3
2009  .      N/A              N/A            N/A           7.000           8.670             3
---------    -----------    --------    -------------      -----           -----           ---
Lincoln VIP SSgA Small Cap Index
2007  .      N/A              N/A            N/A            N/A             N/A            N/A
2008  .      N/A              N/A            N/A           6.200           5.934             1
2009  .      N/A              N/A            N/A           5.934           7.344             1
---------    -----------    --------    -------------      -----           -----           ---
Lincoln VIP SSgA Small/Mid Cap 200
2008  .      N/A              N/A            N/A           7.461           7.225             1
2009  .      N/A              N/A            N/A           7.225          10.763             1*
---------    -----------    --------    -------------      -----          ------           ---
Lincoln VIP T. Rowe Price Growth Stock
2007  .      N/A              N/A            N/A            N/A             N/A            N/A
2008  .      N/A              N/A            N/A            N/A             N/A            N/A
2009  .      N/A              N/A            N/A            N/A             N/A            N/A
---------    -----------    --------    -------------      -----          ------           ---
Lincoln VIP T. Rowe Price Structured Mid-Cap Growth
2003  .      N/A              N/A            N/A            N/A             N/A            N/A
2004  .      N/A              N/A            N/A            N/A             N/A            N/A
2005  .      N/A              N/A            N/A            N/A             N/A            N/A
2006  .      N/A              N/A            N/A            N/A             N/A            N/A
2007  .      N/A              N/A            N/A            N/A             N/A            N/A
2008  .      N/A              N/A            N/A            N/A             N/A            N/A
2009  .      N/A              N/A            N/A            N/A             N/A            N/A
---------    -----------    --------    -------------      -----          ------           ---
Lincoln VIP Templeton Growth
2007  .      N/A              N/A            N/A            N/A             N/A            N/A
2008  .      N/A              N/A            N/A            N/A             N/A            N/A
2009  .      N/A              N/A            N/A            N/A             N/A            N/A
---------    -----------    --------    -------------      -----          ------           ---
Lincoln VIP Turner Mid-Cap Growth
2007  .      N/A              N/A            N/A            N/A             N/A            N/A
2008  .      N/A              N/A            N/A            N/A             N/A            N/A
2009  .      N/A              N/A            N/A            N/A             N/A            N/A
---------    -----------    --------    -------------      -----          ------           ---
Lincoln VIP Wells Fargo Intrinsic Value Fund
2005  .      N/A              N/A            N/A            N/A             N/A            N/A
2006  .      N/A              N/A            N/A            N/A             N/A            N/A
2007  .      N/A              N/A            N/A            N/A             N/A            N/A
2008  .      N/A              N/A            N/A            N/A             N/A            N/A
2009  .      N/A              N/A            N/A            N/A             N/A            N/A
---------    -----------    --------    -------------      -----          ------           ---
Lincoln VIP Wilshire 2010 Profile
2007  .      N/A              N/A            N/A            N/A             N/A            N/A
2008  .      N/A              N/A            N/A            N/A             N/A            N/A
2009  .      N/A              N/A            N/A            N/A             N/A            N/A
---------    -----------    --------    -------------      -----          ------           ---
Lincoln VIP Wilshire 2020 Profile
2007  .      N/A              N/A            N/A            N/A             N/A            N/A
2008  .      N/A              N/A            N/A            N/A             N/A            N/A
2009  .      N/A              N/A            N/A            N/A             N/A            N/A
---------    -----------    --------    -------------      -----          ------           ---
Lincoln VIP Wilshire 2030 Profile
2007  .      N/A              N/A            N/A            N/A             N/A            N/A
2008  .      N/A              N/A            N/A            N/A             N/A            N/A
2009  .      N/A              N/A            N/A            N/A             N/A            N/A
---------    -----------    --------    -------------      -----          ------           ---
Lincoln VIP Wilshire 2040 Profile
2007  .      N/A              N/A            N/A            N/A             N/A            N/A
2008  .      N/A              N/A            N/A            N/A             N/A            N/A
2009  .      N/A              N/A            N/A            N/A             N/A            N/A
---------    -----------    --------    -------------      -----          ------           ---

                            with EGMDB                                   with GOP
             ----------------------------------------    ----------------------------------------
             Accumulation unit value                     Accumulation unit value
             -----------------------      Number of      -----------------------      Number of
              Beginning      End of      accumulation     Beginning      End of      accumulation
              of period      period         units         of period      period         units
             -----------    --------    -------------    -----------    --------    -------------
             (Accumulation unit value in dollars. Number of accumulation units in thousands beginning in 2004)
Lincoln VIP Wilshire Aggressive Profile
2005  .      N/A              N/A            N/A            N/A           N/A            N/A
2006  .      N/A              N/A            N/A            N/A           N/A            N/A
2007  .      N/A              N/A            N/A            N/A           N/A            N/A
2008  .      N/A              N/A            N/A            N/A           N/A            N/A
2009  .      N/A              N/A            N/A            N/A           N/A            N/A
---------    ------         ------           --------      ------       ------           ---
Lincoln VIP Wilshire Conservative Profile
2005  .      N/A              N/A            N/A            N/A           N/A            N/A
2006  .      N/A              N/A            N/A            N/A           N/A            N/A
2007  .      N/A              N/A            N/A            N/A           N/A            N/A
2008  .      N/A              N/A            N/A            N/A           N/A            N/A
2009  .      N/A              N/A            N/A           10.772       11.453             29
---------    ------         ------           --------      ------       ------           ----
Lincoln VIP Wilshire Moderate Profile
2005  .      N/A              N/A            N/A            N/A           N/A            N/A
2006  .      N/A              N/A            N/A            N/A           N/A            N/A
2007  .      N/A              N/A            N/A            N/A           N/A            N/A
2008  .      N/A              N/A            N/A            N/A           N/A            N/A
2009  .      N/A              N/A            N/A            N/A           N/A            N/A
---------    ------         ------           --------      ------       ------           ----
Lincoln VIP Wilshire Moderately Aggressive Profile
2005  .      N/A              N/A            N/A            N/A           N/A            N/A
2006  .      N/A              N/A            N/A            N/A           N/A            N/A
2007  .      N/A              N/A            N/A            N/A           N/A            N/A
2008  .      N/A              N/A            N/A            N/A           N/A            N/A
2009  .      N/A              N/A            N/A            N/A           N/A            N/A
---------    ------         ------           --------      ------       ------           ----
MFS VIT Core Equity
2003  .      N/A              N/A            N/A            N/A           N/A            N/A
2004  .      N/A              N/A            N/A            N/A           N/A            N/A
2005  .      N/A              N/A            N/A            N/A           N/A            N/A
2006  .      N/A              N/A            N/A            N/A           N/A            N/A
2007  .      N/A              N/A            N/A            N/A           N/A            N/A
2008  .      N/A              N/A            N/A            N/A           N/A            N/A
2009  .      N/A              N/A            N/A            N/A           N/A            N/A
---------    ------         ------           --------      ------       ------           ----
MFS VIT Growth Series
2003  .      N/A              N/A            N/A            N/A           N/A            N/A
2004  .      N/A              N/A            N/A            N/A           N/A            N/A
2005  .      N/A              N/A            N/A            N/A           N/A            N/A
2006  .      N/A              N/A            N/A            N/A           N/A            N/A
2007  .      N/A              N/A            N/A            N/A           N/A            N/A
2008  .      N/A              N/A            N/A            N/A           N/A            N/A
2009  .      N/A              N/A            N/A            N/A           N/A            N/A
---------    ------         ------           --------      ------       ------           ----
MFS VIT Total Return Series
2003  .      N/A              N/A            N/A           10.988       11.098          8,544
2004  .      N/A              N/A            N/A           11.098       12.132             10
2005  .      N/A              N/A            N/A           12.132       12.256             11
2006  .      12.886         14.079             3           12.256       13.470             10
2007  .      N/A              N/A            N/A           13.470       13.785             10
2008  .      N/A              N/A            N/A           13.785       10.543              9
2009  .      N/A              N/A            N/A           10.543       12.221             10
---------    ------         ------           ---           ------       ------          -----
MFS VIT Utilities Series
2003  .      N/A              N/A            N/A            N/A           N/A            N/A
2004  .      N/A              N/A            N/A           12.267       15.259              1*
2005  .      N/A              N/A            N/A           15.259       17.514              1*
2006  .      N/A              N/A            N/A           17.514       22.584              1*
2007  .      N/A              N/A            N/A           22.584       28.365              1*
2008  .      N/A              N/A            N/A           28.365       17.369              1*
2009  .      N/A              N/A            N/A           17.369       22.723              1*
---------    ------         ------           ---           ------       ------          -----

                            with EGMDB                                   with GOP
             ----------------------------------------    ----------------------------------------
             Accumulation unit value                     Accumulation unit value
             -----------------------      Number of      -----------------------      Number of
              Beginning      End of      accumulation     Beginning      End of      accumulation
              of period      period         units         of period      period         units
             -----------    --------    -------------    -----------    --------    -------------
             (Accumulation unit value in dollars. Number of accumulation units in thousands beginning in 2004)
Neuberger Berman AMT Mid-Cap Growth Portfolio
2003  .      N/A              N/A            N/A            N/A           N/A            N/A
2004  .      10.475         11.984             1           12.409       13.911             5
2005  .      11.984         13.408             2           13.911       15.579             6
2006  .      13.408         15.127             2           15.579       17.594             6
2007  .      15.127         18.231             1           17.594       21.226             6
2008  .      18.231         10.155             1           21.226       11.835             5
2009  .      10.155         13.146             1           11.835       15.335             5
---------    ------         ------           ---           ------       ------           ---
Neuberger Berman AMT Regency Portfolio
2003  .      N/A              N/A            N/A            N/A           N/A            N/A
2004  .      N/A              N/A            N/A           12.857       15.430             4
2005  .      15.761         17.364             2           15.430       17.016             4
2006  .      17.364         18.987             2           17.016       18.625             4
2007  .      18.987         19.292             2           18.625       18.944             3
2008  .      19.292         10.281             2           18.944       10.106             2
2009  .      10.281         14.822             2           10.106       14.584             1
---------    ------         ------           ---           ------       ------           ---
PIMCO VIT Commodity Real Return
2009  .      N/A              N/A            N/A            N/A           N/A            N/A
---------    ------         ------           ---           ------       ------           ---
Putnam VT Global Health Care Fund
2003  .      N/A              N/A            N/A            N/A           N/A            N/A
2004  .      N/A              N/A            N/A            N/A           N/A            N/A
2005  .      N/A              N/A            N/A            N/A           N/A            N/A
2006  .      N/A              N/A            N/A           13.166       13.076             1*
2007  .      N/A              N/A            N/A           13.076       12.797             1*
2008  .      N/A              N/A            N/A            N/A           N/A            N/A
2009  .      N/A              N/A            N/A            N/A           N/A            N/A
---------    ------         ------           ---           ------       ------           ---
Putnam VT Growth and Income Fund
2003  .      N/A              N/A            N/A            N/A           N/A            N/A
2004  .      N/A              N/A            N/A            N/A           N/A            N/A
2005  .      N/A              N/A            N/A            N/A           N/A            N/A
2006  .      N/A              N/A            N/A            N/A           N/A            N/A
2007  .      N/A              N/A            N/A            N/A           N/A            N/A
2008  .      N/A              N/A            N/A            N/A           N/A            N/A
2009  .      N/A              N/A            N/A            N/A           N/A            N/A
---------    ------         ------           ---           ------       ------           ---

N/A --  As of December 31,2003, there were no assets.

* All numbers less than 500 were rounded up to one.

(1) Effective April 30, 2007, the Lincoln Core Fund was reorganized into the LVIP SSgA S&P 500 Index Fund, a series of Lincoln Variable Insurance Products Trust. The values in the table for periods prior to the date of the reorganization reflect investments in the Lincoln Core Fund.

(2) Effective April 30, 2007, the Lincoln Growth Fund, was reorganized into the LVIP Janus Capital Appreciation Fund, a series of Lincoln Variable Insurance Products Trust.

(3) Effective June 11, 2007, the Lincoln Growth Opportunities Fund was reorganized into the LVIP Baron Growth Opportunities Fund, a series of Lincoln Variable Insurance Products Trust.

(4)Effective June 5, 2007, the Baron Capital Asset Fund, a series of Baron Capital Funds Trust, was reorganized into the LVIP Baron Growth Opportunities Fund, a series of Lincoln Variable Insurance Products Trust. The values in the table for periods prior to the date of the reorganization reflect investments in the Baron Capital Asset Fund.

(5) Effective June 15, 2009, the LVIP UBS Global Asset Allocation Fund was reorganized into the LVIP Delaware Foundation Aggressive Allocation Fund. The values in the table for periods prior to the date of the reorganization reflect investments in the LVIP UBS Global Asset Allocation Fund.

Appendix B - Condensed Financial Information

Accumulation Unit Values
The following information relates to accumulation unit values and number of accumulation units for contracts purchased after July 22, 2005 (or later in those states that have not approved the contract changes) for funds available in the periods ended December 31. It should be read along with the VAA's financial statement and notes which are included in the SAI.


                       with EGMDB                            with GOP                          Acct Value DB
          ------------------------------------ ------------------------------------ ------------------------------------
            Accumulation unit                    Accumulation unit                    Accumulation unit
                  value                                value                                value
          ----------------------   Number of   ----------------------   Number of   ----------------------   Number of
           Beginning    End of    accumulation  Beginning    End of    accumulation  Beginning    End of    accumulation
           of period    period       units      of period    period       units      of period    period       units
          ----------- ---------- ------------- ----------- ---------- ------------- ----------- ---------- -------------
                        (Accumulation unit value in dollars and Number of accumulation units in thousands)
AllianceBernstein VPS Global Thematic Growth
2005  .       N/A         N/A         N/A         10.720     10.924          1*         N/A         N/A         N/A
2006  .       N/A         N/A         N/A         10.924     11.640          1*         N/A         N/A         N/A
2007  .      11.771     13.527          2         11.640     13.726          1*         N/A         N/A         N/A
2008  .      13.527      6.969          3         13.726      7.089          1*         N/A         N/A         N/A
2009  .       6.969     10.466          4          7.089     10.673          1*         N/A         N/A         N/A
---------    ------     ------        ---         ------     ------          -          --          --          --------
AllianceBernstein VPS Growth and Income
2005  .       N/A         N/A         N/A         12.277     12.625          2          N/A         N/A         N/A
2006  .       N/A         N/A         N/A         12.625     14.520          3          N/A         N/A         N/A
2007  .      14.620     14.739          3         14.520     14.969          4          N/A         N/A         N/A
2008  .      14.739      8.572          6         14.969      8.728          3          N/A         N/A         N/A
2009  .       8.572     10.117          6          8.728     10.327          3          N/A         N/A         N/A
---------    ------     ------        ---         ------     ------          -          --          --          --------
AllianceBernstein VPS International Value
2006  .      10.406     11.821          9          N/A         N/A         N/A          N/A         N/A         N/A
2007  .      11.821     12.240         26         12.231     12.289         16         13.305     12.297          1*
2008  .      12.240      5.608         28         12.289      5.644         21         12.297      5.651          1*
2009  .       5.608      7.389         34          5.644      7.456         25          N/A         N/A         N/A
---------    ------     ------        ---         ------     ------        ---         ------     ------        ---
AllianceBernstein VPS Small/Mid Cap Value
2005  .       N/A         N/A         N/A         17.693     18.549          1          N/A         N/A         N/A
2006  .      18.513     20.556          1         18.549     20.826          1*         N/A         N/A         N/A
2007  .      20.556     20.466          2         20.826     20.788          4          N/A         N/A         N/A
2008  .      20.466     12.896          3         20.788     13.131          4          N/A         N/A         N/A
2009  .      12.896     18.042          3         13.131     18.417          6         17.959     18.496          1*
---------    ------     ------        ---         ------     ------        ---         ------     ------        ---
American Century Investments VP Inflation Protection Fund
2005  .      10.451     10.346          1*        10.401     10.385          1*         N/A         N/A         N/A
2006  .      10.346     10.306          4         10.385     10.371          2          N/A         N/A         N/A
2007  .      10.306     11.068          4         10.371     11.166          5          N/A         N/A         N/A
2008  .      11.068     10.681          7         11.166     10.802          8         11.543     10.826          1*
2009  .      10.681     11.547         10         10.802     11.707         29          N/A         N/A         N/A
---------    ------     ------        ---         ------     ------        ---         ------     ------        ---
American Funds Global Growth Fund
2005  .       N/A         N/A         N/A         11.263     12.631          7          N/A         N/A         N/A
2006  .      12.983     14.858          9         12.631     14.955         15          N/A         N/A         N/A
2007  .      14.858     16.735         12         14.955     16.886         19          N/A         N/A         N/A
2008  .      16.735     10.111         14         16.886     10.228         17          9.428     10.252          1*
2009  .      10.111     14.111         14         10.228     14.310         13         10.252     14.350          1
---------    ------     ------        ---         ------     ------        ---         ------     ------        ---
American Funds Global Small Capitalization Fund
2005  .       N/A         N/A         N/A         17.793     21.928          3          N/A         N/A         N/A
2006  .      22.527     26.400          1         21.928     26.744          5          N/A         N/A         N/A
2007  .      26.400     31.438          4         26.744     31.928          6         34.962     32.115          1*
2008  .      31.438     14.329          6         31.928     14.589          4         32.115     14.682          1*
2009  .      14.329     22.666          6         14.589     23.135          4          N/A         N/A         N/A
---------    ------     ------        ---         ------     ------        ---         ------     ------        ---
American Funds Growth Fund
2005  .      14.501     15.343          1         13.572     15.504          5          N/A         N/A         N/A
2006  .      15.343     16.585         17         15.504     16.800         36         16.603     16.885          1
2007  .      16.585     18.273         56         16.800     18.556         46         16.885     18.660          2
2008  .      18.273     10.040         60         18.556     10.222         43         18.660     10.284          3
2009  .      10.040     13.727         69         10.222     14.010         41         10.284     14.102          3
---------    ------     ------        ---         ------     ------        ---         ------     ------        ---

                       with EGMDB                            with GOP                          Acct Value DB
          ------------------------------------ ------------------------------------ ------------------------------------
            Accumulation unit                    Accumulation unit                    Accumulation unit
                  value                                value                                value
          ----------------------   Number of   ----------------------   Number of   ----------------------   Number of
           Beginning    End of    accumulation  Beginning    End of    accumulation  Beginning    End of    accumulation
           of period    period       units      of period    period       units      of period    period       units
          ----------- ---------- ------------- ----------- ---------- ------------- ----------- ---------- -------------
                        (Accumulation unit value in dollars and Number of accumulation units in thousands)
American Funds Growth-Income Fund
2005  .      13.001     13.198          1         12.819     13.338          9          N/A         N/A         N/A
2006  .      13.198     14.911         20         13.338     15.106         51          N/A         N/A         N/A
2007  .      14.911     15.360         61         15.106     15.601         69         16.852     15.672          1*
2008  .      15.360      9.362         66         15.601      9.532         65         15.672      9.581          1*
2009  .       9.362     12.049         73          9.532     12.300         56          9.581     12.368          1*
---------    ------     ------         --         ------     ------         --         ------     ------        ---
American Funds International Fund
2005  .      15.436     16.666          1*        14.089     16.830          7          N/A         N/A         N/A
2006  .      16.666     19.446          2         16.830     19.687          8         19.100     19.771          1
2007  .      19.446     22.889         14         19.687     23.231         17         19.771     23.342          1
2008  .      22.889     12.991         17         23.231     13.218         21         23.342     13.288          1
2009  .      12.991     18.228         17         13.218     18.593         16         13.288     18.700          1
---------    ------     ------         --         ------     ------         --         ------     ------        ---
Blackrock Global Allocation VI
2009  .       N/A         N/A         N/A         11.329     11.566          2          N/A         N/A         N/A
---------    ------     ------        ---         ------     ------         --         ------     ------        ---
Delaware VIP Diversified Income Series
2005  .       N/A         N/A         N/A         10.868     10.622          9          N/A         N/A         N/A
2006  .      10.645     11.160          9         10.622     11.233         10          N/A         N/A         N/A
2007  .      11.160     11.756          9         11.233     11.863         17          N/A         N/A         N/A
2008  .      11.756     10.964          8         11.863     11.092         30          N/A         N/A         N/A
2009  .      10.964     13.619         12         11.092     13.812         42          N/A         N/A         N/A
---------    ------     ------        ---         ------     ------         --         ------     ------        ---
Delaware VIP Emerging Markets Series
2005  .       N/A         N/A         N/A         11.736     12.030          1*         N/A         N/A         N/A
2006  .      12.660     14.939          1*        12.030     14.998          1*         N/A         N/A         N/A
2007  .      14.939     20.292          7         14.998     20.424          5          N/A         N/A         N/A
2008  .      20.292      9.615          6         20.424      9.701          7          N/A         N/A         N/A
2009  .       9.615     16.753          8          9.701     16.946          8         13.442     16.984          1*
---------    ------     ------        ---         ------     ------         --         ------     ------        ---
Delaware VIP High Yield Series
2005  .      14.813     14.672          1*        14.590     14.824          1          N/A         N/A         N/A
2006  .      14.672     16.143          9         14.824     16.351          5          N/A         N/A         N/A
2007  .      16.143     16.234          9         16.351     16.485          8          N/A         N/A         N/A
2008  .      16.234     12.031         10         16.485     12.248          8          N/A         N/A         N/A
2009  .      12.031     17.540         10         12.248     17.900          8         10.539     14.698          1*
---------    ------     ------        ---         ------     ------         --         ------     ------        ---
Delaware VIP Limited-Term Diversified Income
2005  .       N/A         N/A         N/A          N/A         N/A         N/A          N/A         N/A         N/A
2006  .       9.963     10.134          2          9.940     10.174          1*         N/A         N/A         N/A
2007  .      10.134     10.359          2         10.174     10.425          1*         N/A         N/A         N/A
2008  .      10.359     10.093          2         10.425     10.183          1          N/A         N/A         N/A
2009  .      10.093     11.143          2         10.183     11.272          6          N/A         N/A         N/A
---------    ------     ------        ---         ------     ------        ---         ------     ------        ---
Delaware VIP REIT Series
2005  .       N/A         N/A         N/A         18.614     19.555          1          N/A         N/A         N/A
2006  .      19.993     25.108          1         19.555     25.440          2          N/A         N/A         N/A
2007  .      25.108     21.131          3         25.440     21.465          2          N/A         N/A         N/A
2008  .      21.131     13.410          4         21.465     13.656          2          N/A         N/A         N/A
2009  .      13.410     16.207          4         13.656     16.546          2          N/A         N/A         N/A
---------    ------     ------        ---         ------     ------        ---         ------     ------        ---
Delaware VIP Small Cap Value Series
2005  .       N/A         N/A         N/A         18.097     19.419          1          N/A         N/A         N/A
2006  .      21.457     21.833          2         19.419     22.125          1         23.977     24.529          1
2007  .      21.833     19.947          4         22.125     20.264          5         24.529     22.478          1*
2008  .      19.947     13.680          5         20.264     13.932          8         22.478     15.462          1*
2009  .      13.680     17.650          5         13.932     18.020          8         15.462     20.009          1*
---------    ------     ------        ---         ------     ------        ---         ------     ------        ---
Delaware VIP Trend Series
2005  .       N/A         N/A         N/A         14.651     15.213          1          N/A         N/A         N/A
2006  .       N/A         N/A         N/A          N/A         N/A         N/A          N/A         N/A         N/A
2007  .      16.866     17.141          1*        17.781     17.433          1*         N/A         N/A         N/A
2008  .      17.141      8.933          1*        17.433      9.108          1*         N/A         N/A         N/A
2009  .       8.933     13.523          1          9.108     13.823          1*         N/A         N/A         N/A
---------    ------     ------        ---         ------     ------        ---         ------     ------        ---

                       with EGMDB                            with GOP                          Acct Value DB
          ------------------------------------ ------------------------------------ ------------------------------------
            Accumulation unit                    Accumulation unit                    Accumulation unit
                  value                                value                                value
          ----------------------   Number of   ----------------------   Number of   ----------------------   Number of
           Beginning    End of    accumulation  Beginning    End of    accumulation  Beginning    End of    accumulation
           of period    period       units      of period    period       units      of period    period       units
          ----------- ---------- ------------- ----------- ---------- ------------- ----------- ---------- -------------
                        (Accumulation unit value in dollars and Number of accumulation units in thousands)
Delaware VIP US Growth Series
2006  .       N/A         N/A         N/A          N/A         N/A         N/A          N/A         N/A         N/A
2007  .       N/A         N/A         N/A          N/A         N/A         N/A          N/A         N/A         N/A
2008  .       N/A         N/A         N/A          N/A         N/A         N/A          N/A         N/A         N/A
2009  .       N/A         N/A         N/A          N/A         N/A         N/A          N/A         N/A         N/A
---------     --          --          ---          --          --          ---          --          --          --------
Delaware VIP Value Series
2005  .       N/A         N/A         N/A         12.550     13.053          1*         N/A         N/A         N/A
2006  .      13.115     15.683          3         13.053     15.886          1*         N/A         N/A         N/A
2007  .      15.683     14.919          3         15.886     15.151          5          N/A         N/A         N/A
2008  .      14.919      9.719          3         15.151      9.895          9          N/A         N/A         N/A
2009  .       9.719     11.214          3          9.895     11.445          9          N/A         N/A         N/A
---------    ------     ------        ---         ------     ------        ---          --          --          --------
DWS VIP Alternative Asset Allocation Plus
2009  .       N/A         N/A         N/A          N/A         N/A         N/A          N/A         N/A         N/A
---------    ------     ------        ---         ------     ------        ---          --          --          --------
DWS VIP Equity 500 Index
2005  .       N/A         N/A         N/A         13.043     13.389          1*         N/A         N/A         N/A
2006  .       N/A         N/A         N/A         13.389     15.170          2          N/A         N/A         N/A
2007  .      15.819     15.485          1         15.170     15.665          2          N/A         N/A         N/A
2008  .      15.485      9.515          1         15.665      9.650          2          N/A         N/A         N/A
2009  .       9.515     11.761          1*         9.650     11.957          1          N/A         N/A         N/A
---------    ------     ------        ---         ------     ------        ---          --          --          --------
DWS VIP Small Cap Index
2005  .      15.940     15.864          1         15.618     15.968          1*         N/A         N/A         N/A
2006  .      15.864     18.232          1         15.968     18.397          5          N/A         N/A         N/A
2007  .      18.232     17.493          7         18.397     17.697          5          N/A         N/A         N/A
2008  .      17.493     11.266          5         17.697     11.426          2          N/A         N/A         N/A
2009  .      11.266     13.951          5         11.426     14.184          2          N/A         N/A         N/A
---------    ------     ------        ---         ------     ------        ---          --          --          --------
Fidelity VIP Contrafund Portfolio
2005  .       N/A         N/A         N/A         13.855     15.891          3          N/A         N/A         N/A
2006  .      16.763     17.175          8         15.891     17.409          8          N/A         N/A         N/A
2007  .      17.175     19.758         16         17.409     20.077         25        20.613      20.141          1*
2008  .      19.758     11.104         18         20.077     11.312         27        20.141      11.354          1*
2009  .      11.104     14.752         19         11.312     15.065         27        11.354      15.129          1*
---------    ------     ------        ---         ------     ------        ---        ------      ------        ---
Fidelity VIP Growth Portfolio
2005  .       N/A         N/A         N/A         10.627     11.023          1*         N/A         N/A         N/A
2006  .       N/A         N/A         N/A         11.023     11.550          6          N/A         N/A         N/A
2007  .      12.113     14.178          1         11.550     14.382          8          N/A         N/A         N/A
2008  .      14.178      7.326          1         14.382      7.450          7          N/A         N/A         N/A
2009  .       7.326      9.194          2          7.450      9.373          7          N/A         N/A         N/A
---------    ------     ------        ---         ------     ------        ---        ------      ------        ---
Fidelity VIP Mid Cap
2005  .       N/A         N/A         N/A         10.096     11.561          1*         N/A         N/A         N/A
2006  .      12.021     12.726          1*        11.561     12.776         11          N/A         N/A         N/A
2007  .      12.726     14.395         11         12.776     14.487         21          N/A         N/A         N/A
2008  .      14.395      8.526         13         14.487      8.601         18         7.907       8.617          1*
2009  .       8.526     11.685         12          8.601     11.818         19         8.617      11.845          1*
---------    ------     ------        ---         ------     ------        ---        ------      ------        ---
Fidelity VIP Overseas Portfolio
2005  .       N/A         N/A         N/A          N/A         N/A         N/A          N/A         N/A         N/A
2006  .       N/A         N/A         N/A         16.923     17.993          1          N/A         N/A         N/A
2007  .      18.047     20.435          1         17.993     20.706          4          N/A         N/A         N/A
2008  .      20.435     11.231          1         20.706     11.408          4          N/A         N/A         N/A
2009  .      11.231     13.902          3         11.408     14.156          3          N/A         N/A         N/A
---------    ------     ------        ---         ------     ------        ---        ------      ------        ---
FTVIPT Franklin Income Securities
2006  .      10.483     11.201         22         10.580     11.219          2          N/A         N/A         N/A
2007  .      11.201     11.398         21         11.219     11.444         16          N/A         N/A         N/A
2008  .      11.398      7.863         17         11.444      7.914         32          N/A         N/A         N/A
2009  .       7.863     10.456         21          7.914     10.550         24         8.830      10.570          1*
---------    ------     ------        ---         ------     ------        ---        ------      ------        ---
FTVIPT Franklin Small-Mid Cap Growth Securities Fund
2005  .       N/A         N/A         N/A         12.780     13.166          1*         N/A         N/A         N/A
2006  .       N/A         N/A         N/A         13.166     14.070          1          N/A         N/A         N/A
2007  .      15.176     15.083          2         14.070     15.387          3          N/A         N/A         N/A
2008  .      15.083      8.505          3         15.387      8.699          3          N/A         N/A         N/A
2009  .       8.505     11.976          3          8.699     12.279          5          N/A         N/A         N/A
---------    ------     ------        ---         ------     ------        ---        ------      ------        ---

                       with EGMDB                            with GOP                          Acct Value DB
          ------------------------------------ ------------------------------------ ------------------------------------
            Accumulation unit                    Accumulation unit                    Accumulation unit
                  value                                value                                value
          ----------------------   Number of   ----------------------   Number of   ----------------------   Number of
           Beginning    End of    accumulation  Beginning    End of    accumulation  Beginning    End of    accumulation
           of period    period       units      of period    period       units      of period    period       units
          ----------- ---------- ------------- ----------- ---------- ------------- ----------- ---------- -------------
                        (Accumulation unit value in dollars and Number of accumulation units in thousands)
FTVIPT Mutual Shares Securities
2006  .       9.987     11.246         23          N/A         N/A         N/A          N/A         N/A         N/A
2007  .      11.246     11.414         32         11.725     11.460         10          N/A         N/A         N/A
2008  .      11.414      7.040         23         11.460      7.086         14          N/A         N/A         N/A
2009  .       7.040      8.702         29          7.086      8.781         14          N/A         N/A         N/A
---------    ------     ------         --         ------     ------        ---          --          --          --------
FTVIPT Templeton Global Bond Securities
2005  .       N/A         N/A         N/A          9.821      9.870          1*         N/A         N/A         N/A
2006  .      10.479     10.900         12          9.870     10.943          1          N/A         N/A         N/A
2007  .      10.900     11.866         12         10.943     11.942          5         11.923     11.958          1*
2008  .      11.866     12.359         13         11.942     12.470         18         11.958     12.493          1
2009  .      12.359     14.385         16         12.470     14.550          4          N/A         N/A         N/A
---------    ------     ------        ---         ------     ------        ---         ------     ------        ---
FTVIPT Templeton Growth Securities Fund
2005  .       N/A         N/A         N/A         13.247     14.178          1          N/A         N/A         N/A
2006  .      14.383     16.749          9         14.178     16.979          3          N/A         N/A         N/A
2007  .      16.749     16.811         11         16.979     17.085          3          N/A         N/A         N/A
2008  .      16.811      9.509          5         17.085      9.688          3          N/A         N/A         N/A
2009  .       9.509     12.225          5          9.688     12.487          2          N/A         N/A         N/A
---------    ------     ------        ---         ------     ------        ---         ------     ------        ---
Lincoln VIP Baron Growth Opportunities(4)
2006  .       9.293     10.597          1          N/A         N/A         N/A         10.139     10.614          1
2007  .      10.597     10.748          8         10.936     10.791          2         10.614     10.797          1
2008  .      10.748      6.415          8         10.791      6.457          7         10.797      6.464          1
2009  .       6.415      8.702          9          6.457      8.781          7          6.464      8.795          1
---------    ------     ------        ---         ------     ------        ---         ------     ------        ---
Lincoln VIP Capital Growth
2007  .       N/A         N/A         N/A          N/A         N/A         N/A          N/A         N/A         N/A
2008  .       N/A         N/A         N/A         10.088      6.128          1          N/A         N/A         N/A
2009  .       N/A         N/A         N/A          6.128      8.105          2          N/A         N/A         N/A
---------    ------     ------        ---         ------     ------        ---         ------     ------        ---
Lincoln VIP Cohen & Steers Global Real Estate
2007  .       8.573      8.203          2          9.280      8.216          1          N/A         N/A         N/A
2008  .       8.203      4.652          4          8.216      4.670          7          N/A         N/A         N/A
2009  .       4.652      6.272          1          4.670      6.313          6          N/A         N/A         N/A
---------    ------     ------        ---         ------     ------        ---         ------     ------        ---
Lincoln VIP Columbia Value Opportunities
2007  .       N/A         N/A         N/A          N/A         N/A         N/A          N/A         N/A         N/A
2008  .       N/A         N/A         N/A          N/A         N/A         N/A          N/A         N/A         N/A
2009  .       5.542      7.356          1          N/A         N/A         N/A          N/A         N/A         N/A
---------    ------     ------        ---         ------     ------        ---         ------     ------        ---
Lincoln VIP Delaware Bond
2005  .      10.449     10.339          1         10.339     10.407         10          N/A         N/A         N/A
2006  .      10.339     10.591          1         10.407     10.687         17          N/A         N/A         N/A
2007  .      10.591     10.923         30         10.687     11.050         21         10.861     11.076          1*
2008  .      10.923     10.363         31         11.050     10.509         21         11.076     10.539          1*
2009  .      10.363     12.041         34         10.509     12.242         34         10.539     12.283          1*
---------    ------     ------        ---         ------     ------        ---         ------     ------        ---
Lincoln VIP Delaware Foundation Aggressive Allocation(5)
2005  .       N/A         N/A         N/A         12.942     13.225          1          N/A         N/A         N/A
2006  .       N/A         N/A         N/A         13.225     14.851          1*         N/A         N/A         N/A
2007  .      15.852     15.316          4         14.851     15.493         10          N/A         N/A         N/A
2008  .      15.316     10.004          4         15.493     10.146          8          N/A         N/A         N/A
2009  .      10.004     12.917          8         10.146     13.133          8          N/A         N/A         N/A
---------    ------     ------        ---         ------     ------        ---         ------     ------        ---
Lincoln VIP Delaware Growth and Income
2005  .       N/A         N/A         N/A         10.360     10.361          1*         N/A         N/A         N/A
2006  .       N/A         N/A         N/A         10.361     11.416          1          N/A         N/A         N/A
2007  .       N/A         N/A         N/A         11.416     11.880          1          N/A         N/A         N/A
2008  .       N/A         N/A         N/A         11.880      7.476          2          N/A         N/A         N/A
2009  .       N/A         N/A         N/A          7.476      9.131          2          N/A         N/A         N/A
---------    ------     ------        ---         ------     ------        ---         ------     ------        ---
Lincoln VIP Delaware Social Awareness
2005  .       N/A         N/A         N/A          N/A         N/A         N/A          N/A         N/A         N/A
2006  .       N/A         N/A         N/A          N/A         N/A         N/A          N/A         N/A         N/A
2007  .       N/A         N/A         N/A          N/A         N/A         N/A          N/A         N/A         N/A
2008  .       N/A         N/A         N/A         15.857     10.635          1*         N/A         N/A         N/A
2009  .       N/A         N/A         N/A         10.635     13.545          1*         N/A         N/A         N/A
---------    ------     ------        ---         ------     ------        ---         ------     ------        ---

                       with EGMDB                            with GOP                          Acct Value DB
          ------------------------------------ ------------------------------------ ------------------------------------
            Accumulation unit                    Accumulation unit                    Accumulation unit
                  value                                value                                value
          ----------------------   Number of   ----------------------   Number of   ----------------------   Number of
           Beginning    End of    accumulation  Beginning    End of    accumulation  Beginning    End of    accumulation
           of period    period       units      of period    period       units      of period    period       units
          ----------- ---------- ------------- ----------- ---------- ------------- ----------- ---------- -------------
                        (Accumulation unit value in dollars and Number of accumulation units in thousands)
Lincoln VIP Delaware Special Opportunities
2007  .       N/A         N/A         N/A          N/A         N/A         N/A          N/A         N/A         N/A
2008  .       N/A         N/A         N/A          N/A         N/A         N/A          N/A         N/A         N/A
2009  .       6.949      7.201          1*         5.843      7.249          2          N/A         N/A         N/A
---------     -----      -----        ---          -----      -----        ---          --          --          --------
Lincoln VIP Global Income
2009  .       N/A         N/A         N/A         10.667     10.668          4          N/A         N/A         N/A
---------     -----      -----        ---         ------     ------        ---          --          --          --------
Lincoln VIP Growth Fund(2)
2005  .       N/A         N/A         N/A          N/A         N/A         N/A          N/A         N/A         N/A
2006  .       N/A         N/A         N/A          N/A         N/A         N/A          N/A         N/A         N/A
---------     -----      -----        ---         ------     ------        ---          --          --          --------
Lincoln VIP Growth Opportunities(3)
2005  .       N/A         N/A         N/A          N/A         N/A         N/A          N/A         N/A         N/A
2006  .       N/A         N/A         N/A          N/A         N/A         N/A          N/A         N/A         N/A
---------     -----      -----        ---         ------     ------        ---          --          --          --------
Lincoln VIP Janus Capital Appreciation
2005  .       N/A         N/A         N/A          N/A         N/A         N/A          N/A         N/A         N/A
2006  .       N/A         N/A         N/A          N/A         N/A         N/A          N/A         N/A         N/A
2007  .       N/A         N/A         N/A          N/A         N/A         N/A          N/A         N/A         N/A
2008  .       N/A         N/A         N/A         15.530      9.476          1*         N/A         N/A         N/A
2009  .       N/A         N/A         N/A          9.476     12.873          1*         N/A         N/A         N/A
---------     -----      -----        ---         ------     ------        ---          --          --          --------
Lincoln VIP Marsico International Growth
2007  .       N/A         N/A         N/A         11.681     11.142          5          N/A         N/A         N/A
2008  .       N/A         N/A         N/A         11.142      5.579          5          N/A         N/A         N/A
2009  .       5.413      7.384          3          5.579      7.433          4          N/A         N/A         N/A
---------     -----      -----        ---         ------     ------        ---          --          --          --------
Lincoln VIP MFS Value
2007  .       9.503      9.689          1          9.773      9.704          1          N/A         N/A         N/A
2008  .       9.689      6.417          1          9.704      6.443          1          5.866      6.449          1
2009  .       6.417      7.594          4          6.443      7.644          2          6.449      7.654          1
---------     -----      -----        ---         ------     ------        ---          -----      -----        ---
Lincoln VIP Mid-Cap Value
2007  .       8.496      8.619          1          9.886      8.633          3          N/A         N/A         N/A
2008  .       8.619      5.000          4          8.633      5.020          7          4.341      5.024          1
2009  .       5.000      6.966          6          5.020      7.013          5          5.024      7.021          1
---------     -----      -----        ---         ------     ------        ---          -----      -----        ---
Lincoln VIP Mondrian International Value
2005  .       N/A         N/A         N/A         15.567     17.181          1*         N/A         N/A         N/A
2006  .      20.845     21.708          1         17.181     21.906          2          N/A         N/A         N/A
2007  .      21.708     23.675          1         21.906     23.951          3          N/A         N/A         N/A
2008  .      23.675     14.671          1         23.951     14.878          1          N/A         N/A         N/A
2009  .      14.671     17.398          1         14.878     17.688          1          N/A         N/A         N/A
---------    ------     ------        ---         ------     ------        ---          -----      -----        ---
Lincoln VIP Money Market Fund
2005  .       N/A         N/A         N/A          9.810      9.889          1*         N/A         N/A         N/A
2006  .       N/A         N/A         N/A          9.889     10.152          1          N/A         N/A         N/A
2007  .      10.167     10.330         14         10.152     10.450         45         10.406     10.474          1
2008  .      10.330     10.342         19         10.450     10.489        102         10.474     10.518          1*
2009  .      10.342     10.151          2         10.489     10.321         53         10.518     10.355          1*
---------    ------     ------        ---         ------     ------        ---         ------     ------        ---
Lincoln VIPT SSGA Bond Index
2008  .       N/A         N/A         N/A         10.119     10.454          2          9.955     10.457          1*
2009  .      10.378     10.675          1         10.454     10.716          7         10.457     10.724          1*
---------    ------     ------        ---         ------     ------        ---         ------     ------        ---
Lincoln VIPT SSGA Developed International 150
2008  .       N/A         N/A         N/A          5.980      6.257         18          N/A         N/A         N/A
2009  .       5.713      8.844          1          6.257      8.878          1*         N/A         N/A         N/A
---------    ------     ------        ---         ------     ------        ---         ------     ------        ---
Lincoln VIPT SSGA Emerging Markets 100
2008  .       N/A         N/A         N/A          N/A         N/A         N/A          N/A         N/A         N/A
2009  .       5.779     11.224          1          5.259     11.267          3          N/A         N/A         N/A
---------    ------     ------        ---         ------     ------        ---         ------     ------        ---
Lincoln VIPT SSGA International Index
2008  .       N/A         N/A         N/A          N/A         N/A         N/A          N/A         N/A         N/A
2009  .       5.861      7.985          1          5.279      8.016          2          N/A         N/A         N/A
---------    ------     ------        ---         ------     ------        ---         ------     ------        ---
Lincoln VIPT SSGA Large Cap 100
2008  .       N/A         N/A         N/A          N/A         N/A         N/A          N/A         N/A         N/A
2009  .       6.713      9.211          1          5.739      9.246          1          N/A         N/A         N/A
---------    ------     ------        ---         ------     ------        ---         ------     ------        ---

                       with EGMDB                            with GOP                         Acct Value DB
          ------------------------------------ ------------------------------------ ----------------------------------
            Accumulation unit                    Accumulation unit                   Accumulation unit
                  value                                value                               value
          ----------------------   Number of   ----------------------   Number of   --------------------   Number of
           Beginning    End of    accumulation  Beginning    End of    accumulation  Beginning   End of   accumulation
           of period    period       units      of period    period       units      of period   period      units
          ----------- ---------- ------------- ----------- ---------- ------------- ----------- -------- -------------
                       (Accumulation unit value in dollars and Number of accumulation units in thousands)
Lincoln VIP SSgA S&P 500 Index(1)
2005  .       N/A         N/A         N/A         10.345     10.242          1*        N/A        N/A         N/A
2006  .       N/A         N/A         N/A         10.242     11.446          1*        N/A        N/A         N/A
2007  .       N/A         N/A         N/A         11.432     11.305          5         N/A        N/A         N/A
2008  .       N/A         N/A         N/A         11.305      6.963         68         N/A        N/A         N/A
2009  .       6.679      8.514          1          6.963      8.611          6         N/A        N/A         N/A
---------     -----      -----        ---         ------     ------         --      ----------- -------- -------------
Lincoln VIP SSgA Small Cap Index
2007  .       N/A         N/A         N/A         10.178      9.142          1         N/A        N/A         N/A
2008  .       7.930      5.896          2          9.142      5.919          1         N/A        N/A         N/A
2009  .       5.896      7.268          2          5.919      7.315          2         N/A        N/A         N/A
---------     -----      -----        ---         ------     ------         --      ----------- -------- -------------
Lincoln VIPT SSGA Small/Mid Cap 200
2008  .       N/A         N/A         N/A          N/A         N/A         N/A         N/A        N/A         N/A
2009  .       6.784     10.698          1*         5.773     10.739          1*        N/A        N/A         N/A
---------     -----     ------        ---         ------     ------        ---      ----------- -------- -------------
Lincoln VIP T. Rowe Price Growth Stock
2007  .       N/A         N/A         N/A          N/A         N/A         N/A         N/A        N/A         N/A
2008  .       N/A         N/A         N/A          N/A         N/A         N/A         N/A        N/A         N/A
2009  .       6.694      7.885          1          N/A         N/A         N/A         N/A        N/A         N/A
---------     -----     ------        ---         ------     ------        ---      ----------- -------- -------------
Lincoln VIP T. Rowe Price Structured Mid-Cap Growth
2005  .       N/A         N/A         N/A          N/A         N/A         N/A         N/A        N/A         N/A
2006  .       N/A         N/A         N/A          N/A         N/A         N/A         N/A        N/A         N/A
2007  .       N/A         N/A         N/A         17.377     17.646          2         N/A        N/A         N/A
2008  .       N/A         N/A         N/A         17.646      9.903          1         N/A        N/A         N/A
2009  .       N/A         N/A         N/A          9.903     14.211          1         N/A        N/A         N/A
---------     -----     ------        ---         ------     ------        ---      ----------- -------- -------------
Lincoln VIP Templeton Growth
2007  .       N/A         N/A         N/A         10.124      9.789          7         N/A        N/A         N/A
2008  .       N/A         N/A         N/A          9.789      5.976          7         N/A        N/A         N/A
2009  .       N/A         N/A         N/A          5.976      7.509          8         N/A        N/A         N/A
---------     -----     ------        ---         ------     ------        ---      ----------- -------- -------------
Lincoln VIP Turner Mid-Cap Growth
2007  .      11.122     10.925          1         10.768     10.942          1*        N/A        N/A         N/A
2008  .      10.925      5.418          2         10.942      5.440          2         N/A        N/A         N/A
2009  .       5.418      7.866          2          5.440      7.918          1         N/A        N/A         N/A
---------    ------     ------        ---         ------     ------        ---      ----------- -------- -------------
Lincoln VIP Wells Fargo Intrinsic Value Fund
2005  .       N/A         N/A         N/A          N/A         N/A         N/A         N/A        N/A         N/A
2006  .      10.718     11.379          1*        11.074     11.424          4         N/A        N/A         N/A
2007  .      11.379     11.616          1*        11.424     11.691          4         N/A        N/A         N/A
2008  .      11.616      7.007          1*        11.691      7.071          4         N/A        N/A         N/A
2009  .       7.007      8.452          1*         7.071      8.550          4         N/A        N/A         N/A
---------    ------     ------        ---         ------     ------        ---      ----------- -------- -------------
Lincoln VIP Wilshire 2010 Profile
2007  .       N/A         N/A         N/A          N/A         N/A         N/A         N/A        N/A         N/A
2008  .       N/A         N/A         N/A          N/A         N/A         N/A         N/A        N/A         N/A
2009  .       N/A         N/A         N/A          N/A         N/A         N/A         N/A        N/A         N/A
---------    ------     ------        ---         ------     ------        ---      ----------- -------- -------------
Lincoln VIP Wilshire 2020 Profile
2007  .       N/A         N/A         N/A          N/A         N/A         N/A         N/A        N/A         N/A
2008  .       N/A         N/A         N/A          N/A         N/A         N/A         N/A        N/A         N/A
2009  .       N/A         N/A         N/A          N/A         N/A         N/A         N/A        N/A         N/A
---------    ------     ------        ---         ------     ------        ---      ----------- -------- -------------
Lincoln VIP Wilshire 2030 Profile
2007  .       N/A         N/A         N/A          N/A         N/A         N/A         N/A        N/A         N/A
2008  .       N/A         N/A         N/A          N/A         N/A         N/A         N/A        N/A         N/A
2009  .       N/A         N/A         N/A          N/A         N/A         N/A         N/A        N/A         N/A
---------    ------     ------        ---         ------     ------        ---      ----------- -------- -------------
Lincoln VIP Wilshire 2040 Profile
2007  .       N/A         N/A         N/A          N/A         N/A         N/A         N/A        N/A         N/A
2008  .       N/A         N/A         N/A          N/A         N/A         N/A         N/A        N/A         N/A
2009  .       N/A         N/A         N/A          N/A         N/A         N/A         N/A        N/A         N/A
---------    ------     ------        ---         ------     ------        ---      ----------- -------- -------------
Lincoln VIP Wilshire Aggressive Profile
2005  .       N/A         N/A         N/A          N/A         N/A         N/A         N/A        N/A         N/A
2006  .       N/A         N/A         N/A          N/A         N/A         N/A         N/A        N/A         N/A
2007  .      13.043     13.451          4          N/A         N/A         N/A         N/A        N/A         N/A
2008  .      13.451      7.833          4          N/A         N/A         N/A         N/A        N/A         N/A
2009  .       7.833     10.022          4          N/A         N/A         N/A         N/A        N/A         N/A
---------    ------     ------        ---         ------     ------        ---      ----------- -------- -------------

                       with EGMDB                            with GOP                          Acct Value DB
          ------------------------------------ ------------------------------------ ------------------------------------
            Accumulation unit                    Accumulation unit                    Accumulation unit
                  value                                value                                value
          ----------------------   Number of   ----------------------   Number of   ----------------------   Number of
           Beginning    End of    accumulation  Beginning    End of    accumulation  Beginning    End of    accumulation
           of period    period       units      of period    period       units      of period    period       units
          ----------- ---------- ------------- ----------- ---------- ------------- ----------- ---------- -------------
                        (Accumulation unit value in dollars and Number of accumulation units in thousands)
Lincoln VIP Wilshire Conservative Profile
2005  .       N/A         N/A         N/A         10.262     10.249         14         N/A          N/A         N/A
2006  .       N/A         N/A         N/A         10.249     10.989         15         N/A          N/A         N/A
2007  .       N/A         N/A         N/A         10.989     11.615          4         N/A          N/A         N/A
2008  .       N/A         N/A         N/A         11.615      9.290         45         N/A          N/A         N/A
2009  .       N/A         N/A         N/A          9.290     11.375         37         N/A          N/A         N/A
---------     --          --          ---         ------     ------         --        ------        --          --------
Lincoln VIP Wilshire Moderate Profile
2005  .       N/A         N/A         N/A         10.259     10.466         14         N/A          N/A         N/A
2006  .       N/A         N/A         N/A         10.466     11.501         24         N/A          N/A         N/A
2007  .      12.007     12.245          5         11.501     12.324         63        11.551      12.340          1
2008  .      12.245      8.789          8         12.324      8.868         59        12.340       8.884          1
2009  .       8.789     11.010          1          8.868     11.136         56         N/A          N/A         N/A
---------    ------     ------        ---         ------     ------         --        ------      ------        ---
Lincoln VIP Wilshire Moderately Aggressive Profile
2005  .       N/A         N/A         N/A          N/A         N/A         N/A         N/A          N/A         N/A
2006  .       N/A         N/A         N/A          N/A         N/A         N/A         N/A          N/A         N/A
2007  .      12.562     12.748         11          N/A         N/A         N/A         N/A          N/A         N/A
2008  .      12.748      8.303         10          N/A         N/A         N/A         N/A          N/A         N/A
2009  .       8.303     10.481          2          N/A         N/A         N/A         N/A          N/A         N/A
---------    ------     ------        ---         ------     ------        ---        ------      ------        ---
MFS VIT Growth Series
2008  .       N/A         N/A         N/A          N/A         N/A         N/A         N/A          N/A         N/A
2009  .       N/A         N/A         N/A          N/A         N/A         N/A         N/A          N/A         N/A
---------    ------     ------        ---         ------     ------        ---        ------      ------        ---
MFS VIT Total Return Series
2005  .       N/A         N/A         N/A         12.311     12.418          1         N/A          N/A         N/A
2006  .      12.524     13.444          5         12.418     13.627          8         N/A          N/A         N/A
2007  .      13.444     13.703          4         13.627     13.925         15         N/A          N/A         N/A
2008  .      13.703     10.439          2         13.925     10.634         15         N/A          N/A         N/A
2009  .      10.439     12.051          2         10.634     12.308         11         N/A          N/A         N/A
---------    ------     ------        ---         ------     ------        ---        ------      ------        ---
MFS VIT Utilities Series
2005  .       N/A         N/A         N/A         12.689     14.543          1         N/A          N/A         N/A
2006  .      17.349     18.478          6         14.543     18.724          2         N/A          N/A         N/A
2007  .      18.478     23.115          8         18.724     23.482          6         N/A          N/A         N/A
2008  .      23.115     14.098          9         23.482     14.357          6         N/A          N/A         N/A
2009  .      14.098     18.370          8         14.357     18.755          5         N/A          N/A         N/A
---------    ------     ------        ---         ------     ------        ---        ------      ------        ---
Neuberger Berman AMT Mid-Cap Growth Portfolio
2005  .      12.711     13.260          1*        11.959     13.373          1*        N/A          N/A         N/A
2006  .      13.260     14.915          4         13.373     15.080          1*        N/A          N/A         N/A
2007  .      14.915     17.922          6         15.080     18.166          1         N/A          N/A         N/A
2008  .      17.922      9.953          2         18.166     10.114          1         N/A          N/A         N/A
2009  .       9.953     12.845          2         10.114     13.085          1         N/A          N/A         N/A
---------    ------     ------        ---         ------     ------        ---        ------      ------        ---
Neuberger Berman AMT Regency Portfolio
2005  .       N/A         N/A         N/A          N/A         N/A         N/A         N/A          N/A         N/A
2006  .       N/A         N/A         N/A         17.572     18.947          1         N/A          N/A         N/A
2007  .      18.274     18.932          2         18.947     19.243          1         N/A          N/A         N/A
2008  .      18.932     10.059          1*        19.243     10.250          1         N/A          N/A         N/A
2009  .      10.059     14.458          1*        10.250     14.769          1         N/A          N/A         N/A
---------    ------     ------        ---         ------     ------        ---        ------      ------        ---
PIMCO VIT Commodity Real Return
2009  .       N/A         N/A         N/A          N/A         N/A         N/A         N/A          N/A         N/A
---------    ------     ------        ---         ------     ------        ---        ------      ------        ---

* All numbers less than 500 were rounded up to one.

(1)Effective April 30, 2007, the Lincoln Core Fund was reorganized into the LVIP SSgA S&P 500 Index Fund, a series of Lincoln Variable Insurance Products Trust. The values in the table for periods prior to the date of the reorganization reflect investments in the Lincoln Core Fund.

(2) Effective April 30, 2007, the Lincoln Growth Fund, was reorganized into the LVIP Janus Capital Appreciation Fund, a series of Lincoln Variable Insurance Products Trust.

(3) Effective June 11, 2007, the Lincoln Growth Opportunities Fund was reorganized into the LVIP Baron Growth Opportunities Fund, a series of Lincoln Variable Insurance Products Trust.

(4)Effective June 5, 2007, the Baron Capital Asset Fund, a series of Baron Capital Funds Trust, was reorganized into the LVIP Baron Growth Opportunities Fund, a series of Lincoln Variable Insurance Products Trust. The values in the table for periods prior to the date of the reorganization reflect investments in the Baron Capital Asset Fund.

(5) Effective June 15, 2009, the LVIP UBS Global Asset Allocation Fund was reorganized into the LVIP Delaware Foundation Aggressive Allocation Fund. The values in the table for periods prior to the date of the reorganization reflect investments in the LVIP UBS Global Asset Allocation Fund.

OVERVIEW OF LIVING BENEFIT RIDERS

We offer a number of optional living benefit riders that, for an additional fee, offer certain guarantees, if certain conditions are met. These living benefit riders are described briefly below. Please see the more detailed description in the prospectus discussion for each rider, as well as the Charges and Other Deductions section of the prospectus, for important information on the costs, restrictions, and availability of each rider. Please consult your registered representative as to whether any living benefit rider is appropriate for you based on factors such as your investment objectives, risk tolerance, liquidity needs, and time horizon. Not all riders or features are available in all states or with your contract. Prior versions of these riders may have different features. Please consult your registered representative for the availability of any particular rider.

                                                                                                                   1) 4LATER(R)
                                                                                                                    ADVANTAGE
                                                                                                                   GUARANTEED
                                                                                                                  INCOME BENEFIT
                                                                                                                   2) i4LIFE(R)
                                                                                                                    ADVANTAGE
                                                                                                                   GUARANTEED
                                                                                                                 INCOME BENEFIT
                                                                                                                   (VERSION 3)
                                                                                                                     (PRIOR
                                                                                                                  VERSIONS MAY
                                                                                                                      VARY)
                                                          LINCOLN LIFETIME                                        3) GUARANTEED
                                         LINCOLN             INCOME(SM)                                           INCOME BENEFIT
                                     SMARTSECURITY(R)      ADVANTAGE (WITH                                        FOR PURCHASERS
                      LINCOLN         ADVANTAGE 1-YR.        OR WITHOUT                                             OF LINCOLN
                  SMARTSECURITY(R)   AUTOMATIC STEP-UP    LINCOLN LIFETIME                                           LIFETIME
                  ADVANTAGE 5-YR.     (PRIOR VERSIONS        INCOME(SM)          i4LIFE(R)         4LATER(R)        INCOME(SM)
                  ELECTIVE STEP-UP       MAY VARY)         ADVANTAGE PLUS)       ADVANTAGE         ADVANTAGE        ADVANTAGE
----------------------------------------------------------------------------------------------------------------------------------
1. Overview      Designed to        Designed to          Designed to         Designed to        Designed to      Designed to
                 guarantee that     guarantee that       guarantee that      provide an         guarantee today  use the Income
                 at least the       if you make your     if you make your    income program     a future         Base
                 entire amount      first withdrawal     first withdrawal    that combines      minimum payout   established
                 of your            on or after the      on or after the     variable           floor for        under 4LATER(R)
                 purchase           date you reach       date you reach      lifetime income    i4LIFE(R)        Advantage (if
                 payments will      age 65, you are      age 59 1/2 (age 65  payments and a     Advantage        4LATER(R)
                 be returned to     guaranteed           under Joint         death benefit      regular income   Advantage
                 you through        income for your      Life), you are      with the           payments,        Guaranteed
                 periodic           life (and your       guaranteed          ability to make    regardless of    Income Benefit
                 withdrawals,       spouse's, under      income for your     withdrawals        investment       is elected) or
                 regardless of      Joint Life           life (and your      during a           performance, by  the Account
                 the investment     version),            spouse's, under     defined period.    providing an     Value*
                 performance of     even after the       Joint Life                             Income Base      established
                 the contract.      entire amount of     version).                              during the       under i4LIFE(R)
                 (no longer         purchase                                                    accumulation     Advantage (if
                 available for      payments has         LINCOLN LIFETIME                       period that can  i4LIFE(R)
                 purchase on or     been returned to     INCOME(SM)                             be used to       Advantage
                 after January      you through          Advantage Plus                         establish in     Guaranteed
                 16, 2009)          periodic             is designed to                         the future a     Income Benefit
                                    withdrawals. If      guarantee that                         Guaranteed       is elected) or
                                    lifetime             contract value                         Income Benefit   the Guaranteed
                                    withdrawals are      will not be less                       with i4LIFE(R)   Amount under
                                    not in effect,       than the initial                       Advantage.       LINCOLN
                                    you may make         purchase payment                                        LIFETIME
                                    periodic             (or contract                                            INCOME(SM)
                                    withdrawals of       value on rider                                          Advantage (for
                                    the Guaranteed       date) at the end                                        prior
                                    Amount.              of a 7-year                                             purchasers of
                                                         period IF you                                           LINCOLN
                                                         make no                                                 LIFETIME
                                                         withdrawals and                                         INCOME(SM)
                                                         cancel the                                              Advantage) to
                                                         LINCOLN LIFETIME                                        provide a
                                                         INCOME(SM)                                              minimum payout
                                                         Advantage at                                            floor for
                                                         that time.                                              i4LIFE(R)
                                                                                                                 Advantage
                                                                                                                 regular income
                                                                                                                 payments,
                                                                                                                 regardless of
                                                                                                                 investment
                                                                                                                 performance.

                                                                                                                 * Can instead
                                                                                                                 use the
                                                                                                                 remaining
                                                                                                                 Guaranteed
                                                                                                                 Amount under
                                                                                                                 LINCOLN
                                                                                                                 SMARTSECURITY(R)
                                                                                                                 Advantage

2. Current Fee   0.65% of           0.65% (Single        0.90% of            Varies based on    0.65% of Income  1) 0.65% added
                 Guaranteed         Life) or 0.80%       Guaranteed          product and        Base             to the i4LIFE(R)
                 Amount             (Joint Life) of      Amount (1.05%       death benefit                       Advantage
                                    Guaranteed Amount    with LINCOLN        option                              charge
                                                         LIFETIME            (assessed as a                      (4LATER(R)
                                                         INCOME(SM)          % of account                        Advantage
                                                         Advantage Plus)     value, and only                     Guaranteed
                                                                             during annuity                      Income Benefit)
                                                                             payout phase)
                                                                                                                 2) 0.50% added
                                                                                                                 to the i4LIFE(R)
                                                                                                                 Advantage
                                                                                                                 charge(i4LIFE(R)
                                                                                                                 Advantage
                                                                                                                 Guaranteed Income
                                                                                                                 Benefit)
                                                                                                                 (assessed as a %
                                                                                                                 of account value,
                                                                                                                 and only during
                                                                                                                 annuity payout
                                                                                                                 phase)

3. Guaranteed    0.95% of           1.50% of             1.50% of            Same as current    1.50% of Income  1.50% added to
   Maximum Fee   Guaranteed         Guaranteed Amount    Guaranteed          fee                Base             the i4LIFE(R)
                 Amount                                  Amount                                                  Advantage
                                                                                                                 charge
                                                                                                                 (assessed as a
                                                                                                                 % of account
                                                                                                                 value, and
                                                                                                                 only during
                                                                                                                 annuity payout
                                                                                                                 phase)

4. Withdrawals   Yes - 7%           Yes - 5% annually    Yes - 5%            Yes, during        Yes, only after  No
   Permitted     annually                                annually            Access Period      you elect
                                                         Withdrawals                            i4LIFE(R)
                                                         negate LINCOLN                         Advantage
                                                         LIFETIME
                                                         INCOME(SM)
                                                         Advantage Plus

5. Payments for  No                 Yes (if              Yes (if             Yes (if            If elect         Yes (if
   Life                             conditions are       conditions are      conditions are     i4LIFE(R)        conditions are
                                    met)                 met)                met)               Advantage        met)

6. Potential     Purchase           Purchase             Purchase            N/A                Purchase         Automatic
   Increases to  Payments           Payments             Payments 5%                            Payments 15%     Annual
   Guaranteed    Optional 5-Year    Automatic Annual     Enhancements                           Enhancements     Step-Ups Prior
   Amount,       Step-Ups (if       Step-Ups (if         Automatic Annual                       (every 3 years)  versions will
   Income Base,  conditions are     conditions are       Step-Ups *200%                         Resets to        have different
   or Guaranteed met)               met)                 Step-Up (if                            contract value   Step-Up
   Income                                                conditions are                         (if conditions   provisions
   Benefit (as                                           met) *feature is                       are met)         (if conditions
   applicable)                                           not available on                                        are met)
                                                         or after October 5,
                                                         2009

7. Investment    Option 3           Option 3             Option 3            None               Option 3         Option 3
   Requirements  (different         (different           (different                             (different       (different
                 Investment         Investment           Investment                             Investment       Investment
                 Requirements       Requirements may     Requirements may                       Requirements     Requirements
                 may apply          apply depending      apply depending                        may apply        may apply
                 depending upon     upon date of         upon date of                           depending upon   depending upon
                 date of            purchase. See        purchase. See                          date of          date of
                 purchase. See      Investment           Investment                             purchase. See    purchase. See
                 Investment         Requirements         Requirements                           Investment       Investment
                 Requirements       section of           section of                             Requirements     Requirements
                 section of         prospectus for       prospectus for                         section of       section of
                 prospectus for     more details)        more details)                          prospectus for   prospectus for
                 more details)                                                                  more details)    more details)

8. Ability to    Yes                Yes, after the       Yes--may impact      No                 Yes              No
   Make                             first rider          the charge          (non-qualified
   Additional                       anniversary, if                          contracts) Yes,
   Purchase                         cumulative                               during Access
   Payments if                      payments are                             Period, unless
   Contract                         over $100,000                            4LATER(R)
   Value is                         and prior Home                           Advantage
   greater                          Office approval                          Guaranteed
   than zero                        is provided                              Income Benefit
                                                                             or i4LIFE(R)
                                                                             Advantage
                                                                             Guaranteed
                                                                             Income Benefit
                                                                             has been
                                                                             elected
                                                                             (qualified
                                                                             contracts)

9. Spousal       Yes                Yes                  No                  No                 Yes (prior to    No
   Continuation                                                                                 Periodic Income
                                                                                                Commencement
                                                                                                Date)

10. Ability to   Yes, after 5       Yes, after 5         Yes, after 7        No                 Yes, after 3     Yes, after 3
    Cancel Rider years following    years following      Years               (non-qualified     years following  years
                 the later of       the later of                             contracts)         the later of     following the
                 rider effective    rider effective                          Yes, at any        rider effective  later of rider
                 date or            date or                                  time               date or most     effective date
                 contractowner-     contractowner-                           (qualified         recent Reset     or most recent
                 elected step-up    elected step-up                          contracts)                          Reset (if
                                                                                                                 4LATER(R)
                                                                                                                 Advantage
                                                                                                                 Guaranteed
                                                                                                                 Income Benefit
                                                                                                                 is elected or
                                                                                                                 purchasers of
                                                                                                                 LINCOLN
                                                                                                                 LIFETIME
                                                                                                                 INCOME(SM)
                                                                                                                 Advantage
                                                                                                                 elect the
                                                                                                                 Guaranteed
                                                                                                                 Income
                                                                                                                 Benefit) Yes,
                                                                                                                 at any time
                                                                                                                 (if i4LIFE(R)
                                                                                                                 Advantage
                                                                                                                 Guaranteed
                                                                                                                 Income Benefit
                                                                                                                 is elected)

11. Nursing      No                 No                   Yes (Not            No                 No               No
    Home Benefit                                         available in New
                                                         York)

12. May Elect    No                 No                   No                  Limited to         No (prior to     Limited to
    Other Living                                                             Guaranteed         Periodic Income  i4LIFE(R)
    Benefit                                                                  Income Benefit     Commencement     Advantage
    Riders                                                                                      Date)

                                SAI 3

Lincoln ChoicePlus AssuranceSM (C Share)
Lincoln New York Account N for Variable Annuities    (Registrant)


Lincoln Life & Annuity Company of New York   (Depositor)



Statement of Additional Information (SAI)
This SAI should be read in conjunction with the Lincoln ChoicePlus AssuranceSM (C Share) prospectus of Lincoln New York Account N for Variable Annuities dated May 1, 2010. You may obtain a copy of the Lincoln ChoicePlus AssuranceSM (C Share) prospectus on request and without charge. Please write Lincoln Life & Annuity Company of New York, PO Box 2348, Fort Wayne, IN 46801-2348, or call 1-888-868-2583.



Table of Contents




Item                                             Page
Special Terms                                   B-2
Services                                        B-2
Principal Underwriter                           B-2
Purchase of Securities Being Offered            B-2
Interest Adjustment Example                     B-2
Annuity Payouts                                 B-4
Examples of Regular Income Payment
Calculations                                    B-5


Item                                             Page
Determination of Accumulation and Annuity Unit
Value                                           B-5
Capital Markets                                 B-5
Advertising & Ratings                           B-6
More About the S&P 500 Index                    B-6
Additional Services                             B-6
Other Information                               B-7
Financial Statements                            B-7

This SAI is not a prospectus.
The date of this SAI is May 1, 2010.

Special Terms
The special terms used in this SAI are the ones defined in the Prospectus.


Services

Independent Registered Public Accounting Firm
The financial statements of the VAA and the financial statements of Lincoln New York appearing in this SAI and Registration Statement have been audited by Ernst & Young LLP, independent registered public accounting firm, Two Commerce Square, 2001 Market Street, Suite 4000, Philadelphia, Pennsylvania 19103, as set forth in their reports, also appearing in this SAI and in the Registration Statement. The financial statements audited by Ernst & Young LLP have been included herein in reliance on their reports given on their authority as experts in accounting and auditing.


Keeper of Records

All accounts, books, records and other documents which are required to be maintained for the VAA are maintained by us or by third parties responsible to Lincoln New York. We have entered into an agreement with The Bank of New York Mellon, One Mellon Bank Center, 500 Grant Street, Pittsburgh, Pennsylvania, 15258, to provide accounting services to the VAA. No separate charge against the assets of the VAA is made by us for this service. Administrative services necessary for the operations of the VAA and the contracts are currently provided by Lincoln Life. However, neither the assets of Lincoln Life nor the assets of LNC support the obligation of Lincoln New York under the contracts.



Principal Underwriter
Lincoln Financial Distributors, Inc., ("LFD"), an affiliate of Lincoln New York, serves as principal underwriter (the "Principal Underwriter") for the contracts, as described in the prospectus. The Principal Underwriter offers the contracts to the public on a continuous basis and anticipates continuing to offer the contracts, but reserves the right to discontinue the offering. The Principal Underwriter offers the contracts through sales representatives who are also associated with Lincoln Financial Advisors Corporation ("LFA"), our affiliate and the principal underwriter for certain other contracts issued by the Principal Underwriter. The Principal Underwriter also may enter into selling agreements with other broker-dealers ("Selling Firms") for the sale of the contracts. Sales representatives of Selling Firms are appointed as our insurance agents. LFA (prior to May 1, 2007) and LFD (on and after May 1,
2007), acting as the Principal Underwriter paid $11,095,671, $9,599,993, and $5,410,039 to LFA and Selling Firms in 2007, 2008, and 2009 respectively, as sales compensation with respect to the contracts. The Principal Underwriter retained no underwriting commissions for the sale of the contracts.



Purchase of Securities Being Offered
The variable annuity contracts are offered to the public through licensed insurance agents who specialize in selling our products; through independent insurance brokers; and through certain securities brokers/dealers selected by us whose personnel are legally authorized to sell annuity products. There are no special purchase plans for any class of prospective buyers. However, under certain limited circumstances described in the prospectus under the section Charges and Other Deductions, any applicable account fee and/or surrender charge may be reduced or waived.

Both before and after the annuity commencement date, there are exchange privileges between subaccounts, and from the VAA to the general account (if available) subject to restrictions set out in the prospectus. See The Contracts, in the prospectus. No exchanges are permitted between the VAA and other separate accounts.

The offering of the contracts is continuous.



Interest Adjustment Example
Note: This example is intended to show how the interest adjustment calculation impacts the surrender value of a representative contract. The surrender charges, annual account fee, adjustment factor, and guaranteed minimum interest rate values shown here are generally different from those that apply to specific contracts, particularly those contracts that deduct an initial sales load or pay a bonus on deposits. Calculations of the interest adjustment in your contract, if applicable, will be based on the factors applicable to your contract. The interest adjustment may be referred to as a market value adjustment in your contract.

                     SAMPLE CALCULATIONS FOR MALE 35 ISSUE

                             CASH SURRENDER VALUES



         Single Premium..................    $50,000
         Premium taxes...................    None
         Withdrawals.....................    None
         Guaranteed Period...............    5 years
         Guaranteed Interest Rate........    3.50%
         Annuity Date....................    Age 70
         Index Rate A....................    3.50%
         Index Rate B....................    4.00% End of contract year 1
                                             3.50% End of contract year 2
                                             3.00% End of contract year 3
                                             2.00% End of contract year 4
         Percentage adjustment to B......    0.50%



         Interest Adjustment Formula                  (1 + Index A)n
                                              ------------------------------
                                                                             -1
         n = Remaining Guaranteed Period      (1 + Index B + % Adjustment)n

                          SURRENDER VALUE CALCULATION



                                               (3)
                (1)       (2)                  Adjusted   (4)       (5)          (6)         (7)
                Annuity   1 + Interest         Annuity    Minimum   Greater of   Surrender   Surrender
Contract Year   Value     Adjustment Formula   Value      Value     (3) & (4)    Charge      Value
--------------- --------- -------------------- ---------- --------- ------------ ----------- ----------
  1............ $51,710        0.962268        $49,759    $50,710   $50,710      $4,250      $46,460
  2............ $53,480        0.985646        $52,712    $51,431   $52,712      $4,250      $48,462
  3............ $55,312        1.000000        $55,312    $52,162   $55,312      $4,000      $51,312
  4............ $57,208        1.009756        $57,766    $52,905   $57,766      $3,500      $54,266
  5............ $59,170           N/A          $59,170    $53,658   $59,170      $3,000      $56,170

                           ANNUITY VALUE CALCULATION



                   BOY*                              Annual        EOY**
                   Annuity       Guaranteed          Account       Annuity
Contract Year      Value         Interest Rate       Fee           Value
------------------ ---------     ---------------     ---------     ----------
   1...............$50,000   x       1.035       -   $40       =   $51,710
   2...............$51,710   x       1.035       -   $40       =   $53,480
   3...............$53,480   x       1.035       -   $40       =   $55,312
   4...............$55,312   x       1.035       -   $40       =   $57,208
   5...............$57,208   x       1.035       -   $40       =   $59,170

                         SURRENDER CHARGE CALCULATION



                   Surrender
                   Charge                       Surrender
Contract Year      Factor         Deposit       Charge
------------------ ----------     ---------     ----------
   1...............     8.5%  x   $50,000   =   $4,250
   2...............     8.5%  x   $50,000   =   $4,250
   3...............     8.0%  x   $50,000   =   $4,000
   4...............     7.0%  x   $50,000   =   $3,500
   5...............     6.0%  x   $50,000   =   $3,000

                       1 + INTEREST ADJUSTMENT FORMULA CALCULATION



Contract Year       Index A      Index B      Adj Index B      N        Result
----------------    ---------    ---------    -------------    -----    ---------
  1.............     3.50%        4.00%          4.50%          4       0.962268
  2.............     3.50%        3.50%          4.00%          3       0.985646
  3.............     3.50%        3.00%          3.50%          2       1.000000
  4.............     3.50%        2.00%          2.50%          1       1.009756
  5.............     3.50%         N/A            N/A          N/A         N/A

                           MINIMUM VALUE CALCULATION



                                  Minimum             Annual
                                  Guaranteed          Account       Minimum
Contract Year                     Interest Rate       Fee           Value
------------------                ---------------     ---------     ----------
   1...............$50,000    x       1.015       -   $40       =   $50,710
   2...............$50,710    x       1.015       -   $40       =   $51,431
   3...............$51,431    x       1.015       -   $40       =   $52,162
   4...............$52,162    x       1.015       -   $40       =   $52,905
   5...............$52,905    x       1.015       -   $40       =   $53,658

                               * BOY = beginning of year

                                        ** EOY = end of year



Annuity Payouts

Variable Annuity Payouts
Variable annuity payouts will be determined on the basis of:
 o the dollar value of the contract on the annuity commencement date less any applicable premium tax;
 o the annuity tables contained in the contract;
 o the type of annuity option selected; and
 o the investment results of the fund(s) selected.

In order to determine the amount of variable annuity payouts, we make the following calculation:
 o first, we determine the dollar amount of the first payout;
 o second, we credit the contract with a fixed number of annuity units based on the amount of the first payout; and
 o third, we calculate the value of the annuity units each period thereafter.

These steps are explained below.

The dollar amount of the first periodic variable annuity payout is determined by applying the total value of the accumulation units credited under the contract valued as of the annuity commencement date (less any premium taxes) to the annuity tables contained in the contract. The first variable annuity payout will be paid 14 days after the annuity commencement date. This day of the month will become the day on which all future annuity payouts will be paid. Amounts shown in the tables are based on the 1983 Table "a" Individual Annuity Mortality Tables modified, with an assumed investment return at the rate of 3%, 4% or 5% per annum, depending on the terms of your contract. The first annuity payout is determined by multiplying the benefit per $1,000 of value shown in the contract tables by the number of thousands of dollars of value accumulated under the contract. These annuity tables vary according to the form of annuity selected and the age of the annuitant at the annuity commencement date. The assumed interest rate is the measuring point for subsequent annuity payouts. If the actual net investment rate (annualized) exceeds the assumed interest rate, the payout will increase at a rate equal to the amount of such excess.

Conversely, if the actual rate is less than the assumed interest rate, annuity payouts will decrease. If the assumed rate of interest were to be increased, annuity payouts would start at a higher level but would decrease more rapidly or increase more slowly.

We may use sex-distinct annuity tables in contracts that are not associated with employer sponsored plans and where not prohibited by law.

At an annuity commencement date, the contract is credited with annuity units for each subaccount on which variable annuity payouts are based. The number of annuity units to be credited is determined by dividing the amount of the first periodic payout by the value of an annuity unit in each subaccount selected. Although the number of annuity units is fixed by this process, the value of such units will vary with the value of the underlying fund. The amount of the second and subsequent periodic payouts is determined by multiplying the contractowner's fixed number of annuity units in each subaccount by the appropriate annuity unit value for the valuation date ending 14 days prior to the date that payout is due.

The value of each subaccount's annuity unit will be set initially at $1.00. The annuity unit value for each subaccount at the end of any valuation date is determined by multiplying the subaccount annuity unit value for the immediately preceding valuation date by the product of:
 o The net investment factor of the subaccount for the valuation period for which the annuity unit value is being determined, and
 o A factor to neutralize the assumed investment return in the annuity table.

The value of the annuity units is determined as of a valuation date 14 days prior to the payment date in order to permit calculation of amounts of annuity payouts and mailing of checks in advance of their due dates. Such checks will normally be issued and mailed at least three days before the due date.


Proof of Age, Sex and Survival

We may require proof of age, sex, or survival of any payee upon whose age, sex, or survival payments depend.



Examples of Regular Income Payment Calculations
These examples will illustrate the impact of the length of the access period and the impact of a withdrawal on the regular income payments. These examples assume that the investment return is the same as the assumed investment return
(AIR) to make the regular income payment calculations simpler to understand. The regular income payments will vary based on the investment performance of the underlying funds.


         Annuitant............................ Male, Age 65
         Secondary Life....................... Female, Age 63
         Purchase Payment..................... $200,000.00
         Regular Income Payment Frequency..... Annual
         AIR.................................. 4.0%
         Hypothetical Investment Return....... 4.0%

                                               15-year Access Period    30-Year Access Period
         Regular Income Payment............... $ 10,795.64              $9,974.48

A 10% withdrawal from the account value will reduce the regular income payments by 10% to $9,716.07 with the 15-year access period and $8,977.03 with the 30-year access period.

At the end of the 15-year access period, the remaining account value of $135,374.66 (assuming no withdrawals) will be used to continue the $10,795.64 regular income payment during the lifetime income period for the lives of the annuitant and secondary life. At the end of the 30-year access period, the remaining account value of $66,884.77 (assuming no withdrawals) will be used to continue the $9,974.48 regular income payment during the lifetime income period for the lives of the annuitant and secondary life. (Note: the regular income payments during the lifetime income period will vary with the investment performance of the underlying funds).



Determination of Accumulation and Annuity Unit Value
A description of the days on which accumulation and annuity units will be valued is given in the prospectus. The New York Stock Exchange's (NYSE) most recent announcement (which is subject to change) states that it will be closed on weekends and on these holidays: New Year's Day, Martin Luther King Day, President's Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day, and Christmas Day. If any of these holidays occurs on a weekend day, the Exchange may also be closed on the business day occurring just before or just after the holiday. It may also be closed on other days.

Since the portfolios of some of the fund and series will consist of securities primarily listed on foreign exchanges or otherwise traded outside the United States, those securities may be traded (and the net asset value of those fund and series and of the variable account could therefore be significantly affected) on days when the investor has no access to those funds and series.


Capital Markets

The capital and credit markets have been experiencing extreme volatility and disruption for more than twelve months. In some cases, the markets have exerted downward pressure on availability of liquidity and credit capacity for certain companies. As a result, the market for fixed income securities has experienced illiquidity, increased price volatility, credit downgrade events and increased expected probability of default. Securities that are less liquid are more difficult to value and may be hard to sell, if desired. During this time period, domestic and international equity markets have also been experiencing heightened volatility and turmoil, with issuers (such as our company) that have exposure to the real estate, mortgage and credit markets particularly affected.

In any particular year, our capital may increase or decrease depending on a variety of factors - the amount of our statutory income or losses (which itself is sensitive to equity market and credit market conditions), the amount of additional capital we must hold to support business growth, changes in reserving requirements, our inability to secure capital market solutions to provide reserve relief, such as issuing letters of credit to support captive reinsurance structures, changes in equity market levels, the value of certain fixed-income and equity securities in our investment portfolio and changes in interest rates.


Advertising & Ratings

We may include in certain advertisements, endorsements in the form of a list of organizations, individuals or other parties which recommend Lincoln New York or the policies. Furthermore, we may occasionally include in advertisements comparisons of currently taxable and tax deferred investment programs, based on selected tax brackets, or discussions of alternative investment vehicles and general economic conditions.

Nationally recognized rating agencies rate the financial strength of our Company. The ratings do not imply approval of the product and do not refer to the performance of the product, or to the VAA, including underlying investment options. Ratings are not recommendations to buy our products. Each of the rating agencies reviews its ratings periodically. Accordingly, all ratings are subject to revision or withdrawal at any time by the rating agencies, and therefore, no assurance can be given that these ratings will be maintained. In late September and early October of 2008, A.M. Best Company, Fitch, Moody's and Standard & Poor's each revised their outlook for the U.S. life insurance sector from stable to negative. Our financial strength ratings, which are intended to measure our ability to meet contract holder obligations, are an important factor affecting public confidence in most of our products and, as a result, our competitiveness. A downgrade of our financial strength rating could affect our competitive position in the insurance industry by making it more difficult for us to market our products as potential customers may select companies with higher financial strength ratings and by leading to increased withdrawals by current customers seeking companies with higher financial strength ratings.


More About the S&P 500 Index

Investors look to indexes as a standard of market performance. Indexes are groups of stocks or bonds selected to represent an entire market. The S&P 500 Index is a widely used measure of large US company stock performance. It consists of the common stocks of 500 major corporations selected according to size, frequency and ease by which their stocks trade, and range and diversity of the American economy.

The LVIP SSgA S&P 500 Index Fund is not sponsored, endorsed, sold or promoted by Standard & Poor's, a division of The McGraw-Hill Companies, Inc. ("S&P"). S&P makes no representation or warranty, express or implied, to the owners of the fund or any member of the public regarding the advisability of investing in securities generally or in the fund particularly or the ability of the S&P 500 Index to track general stock market performance. S&P's only relationship to the fund is the licensing of certain trademarks and trade names of S&P and of the S&P 500 Index which is determined, composed and calculated by S&P without regard to the fund. S&P has no obligation to take the needs of the fund or its shareholders into consideration in determining, composing or calculating the S&P 500 Index. S&P is not responsible for and has not participated in the determination of the prices and amount of the fund or the timing of the issuance or sale of the fund or in the determination or calculation of the equation by which the fund is to be converted into cash. S&P has no obligation or liability in connection with the administration, marketing or trading of the fund.

S&P DOES NOT GUARANTEE THE ACCURACY AND/OR THE COMPLETENESS OF THE S&P 500 INDEX OR ANY DATA INCLUDED THEREIN AND S&P SHALL HAVE NO LIABILITY FOR ANY ERRORS, OMISSIONS, OR INTERRUPTIONS THEREIN. S&P MAKES NO WARRANTY, EXPRESS OR IMPLIED, AS TO RESULTS TO BE OBTAINED BY THE FUND OR ITS SHAREHOLDERS, OR ANY OTHER PERSON OR ENTITY FROM THE USE OF THE S&P 500 INDEX OR ANY DATA INCLUDED THEREIN. S&P MAKES NO EXPRESS OR IMPLIED WARRANTIES, AND EXPRESSLY DISCLAIMS ALL WARRANTIES OF MERCHANTABILITY OR FITNESS FOR A PARTICULAR PURPOSE OR USE WITH RESPECT TO THE S&P 500 INDEX OR ANY DATA INCLUDED THEREIN. WITHOUT LIMITING ANY OF THE FOREGOING, IN NO EVENT SHALL S&P HAVE ANY LIABILITY FOR ANY SPECIAL, PUNITIVE, INDIRECT, OR CONSEQUENTIAL DAMAGES (INCLUDING LOST PROFITS), EVEN IF NOTIFIED OF THE POSSIBILITY OF SUCH DAMAGES.



Additional Services
Dollar Cost Averaging (DCA) - You may systematically transfer, on a monthly basis or in accordance with other terms we make available, amounts from certain subaccounts, or the fixed side (if available) of the contract into the subaccounts or in accordance with other terms we make available. You may elect to participate in the DCA program at the time of application or at anytime before the annuity commencement date by completing an election form available from us. The minimum amount to be dollar cost averaged is $2,000 over any period between six and 60 months. Once elected, the program will remain in effect until the earlier of:
 o the annuity commencement date;
 o the value of the amount being DCA'd is depleted; or

 o you cancel the program by written request or by telephone if we have your telephone authorization on file.

We reserve the right to restrict access to this program at any time.

A transfer made as part of this program is not considered a transfer for purposes of limiting the number of transfers that may be made, or assessing any charges or interest adjustment which may apply to transfers. Upon receipt of an additional purchase payment allocated to the DCA fixed account, the existing program duration will be extended to reflect the end date of the new DCA program. However, the existing interest crediting rate will not be extended. The existing interest crediting rate will expire at its originally scheduled expiration date and the value remaining in the DCA account from the original amount as well as any additional purchase payments will be credited with interest at the standard DCA rate at the time. We reserve the right to discontinue this program at any time. DCA does not assure a profit or protect against loss.

Automatic Withdrawal Service (AWS) - AWS provides an automatic, periodic withdrawal of contract value to you. AWS may take place on either a monthly, quarterly, semi-annual or annual basis, as selected by the contractowner. You may elect to participate in AWS at the time of application or at any time before the annuity commencement date by sending a written request to us. The minimum contract value required to establish AWS is $10,000. You may cancel or make changes to your AWS program at any time by sending a written request to us. If telephone authorization has been elected, certain changes may be made by telephone. Notwithstanding the requirements of the program, any withdrawal must be permitted under Section 401(a)(9) of the IRC for qualified plans or permitted under Section 72 of the IRC for non-qualified contracts.

Cross Reinvestment Program/Earnings Sweep Program - Under this option, account value in a designated variable subaccount of the contract that exceeds a certain baseline amount is automatically transferred to another specific variable subaccount(s) of the contract at specific intervals. You may elect to participate in the cross reinvestment program at the time of application or at any time before the annuity commencement date by sending a written request to us or by telephone if we have your telephone authorization on file. You designate the holding account, the receiving account(s), and the baseline amount. Cross reinvestment will continue until we receive authorization to terminate the program.

The minimum holding account value required to establish cross-reinvestment is $10,000. A transfer under this program is not considered a transfer for purposes of limiting the number of transfers that may be made. We reserve the right to discontinue this service at any time.


Portfolio Rebalancing - Portfolio rebalancing is an option, which, if elected by the contractowner, restores to a pre-determined level the percentage of the contract value, allocated to each variable subaccount. This pre-determined level will be the allocation initially selected when the contract was purchased, unless subsequently changed. The portfolio rebalancing allocation may be changed at any time by submitting a written request to us. If portfolio rebalancing is elected, all purchase payments allocated to the variable subaccounts must be subject to portfolio rebalancing. Portfolio rebalancing may take place on either a monthly, quarterly, semi-annual or annual basis, as selected by the contractowner. The contractowner may terminate the portfolio rebalancing program or re-enroll at any time by sending a written request to us. If telephone authorization has been elected, the contractowner may make these elections by phone. The portfolio rebalancing program is not available following the annuity commencement date.



Other Information
Due to differences in redemption rates, tax treatment or other considerations, the interests of contractowners under the variable life accounts could conflict with those of contractowners under the VAA. In those cases, where assets from variable life and variable annuity separate accounts are invested in the same fund(s) (i.e., where mixed funding occurs), the Boards of Directors of the fund involved will monitor for any material conflicts and determine what action, if any, should be taken. If it becomes necessary for any separate account to replace shares of any fund with another investment, that fund may have to liquidate securities on a disadvantageous basis. Refer to the prospectus for each fund for more information about mixed funding.



Financial Statements
The December 31, 2009 financial statements of the VAA and the December 31, 2009 financial statements of Lincoln New York appear on the following pages.

LINCOLN LIFE & ANNUITY COMPANY OF NEW YORK

                   LINCOLN LIFE & ANNUITY COMPANY OF NEW YORK
                              FINANCIAL STATEMENTS
                           DECEMBER 31, 2009 AND 2008

REPORT OF INDEPENDENT REGISTERED
PUBLIC ACCOUNTING FIRM

The Board of Directors and Shareholder of
Lincoln Life & Annuity Company of New York

We have audited the accompanying balance sheets of Lincoln Life & Annuity Company of New York (the Company) as of December 31, 2009 and 2008, and the related statements of income, stockholder's equity, and cash flows for each of the three years in the period ended December 31, 2009. These financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. We were not engaged to perform an audit of the Company's internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Company's internal control over financial reporting. Accordingly we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of Lincoln Life & Annuity Company of New York at December 31, 2009 and 2008, and the results of its operations and its cash flows for each of the three years in the period ended December 31, 2009, in conformity with U.S. generally accepted accounting principles.

As discussed in Note 2 to the financial statements, in 2009 the Company changed its method of accounting for the recognition and presentation of other-than-temporary impairments.


/s/ Ernst & Young LLP

Philadelphia, Pennsylvania
April 1, 2010

LINCOLN LIFE & ANNUITY COMPANY OF NEW YORK
BALANCE SHEETS
(IN MILLIONS, EXCEPT SHARE DATA)

                                                                       AS OF DECEMBER 31,
                                                                       ------------------
                                                                         2009      2008
                                                                       --------   -------
ASSETS
Investments:
   Available-for-sale securities, at fair value:
      Fixed maturity (amortized cost: 2009 -- $6,229; 2008 -- $5,778)   $ 6,180   $5,159
      Equity (cost: 2009 -- $2; 2008 -- $3)                                   2        2
   Mortgage loans on real estate                                            228      294
   Policy loans                                                             442      430
   Other investments                                                          2        2
                                                                        -------   ------
         Total investments                                                6,854    5,887
Cash and invested cash                                                       65       55
Deferred acquisition costs and value of business acquired                   856    1,115
Premiums and fees receivable                                                  5        3
Accrued investment income                                                    92       86
Reinsurance recoverables                                                    502      595
Goodwill                                                                    162      162
Other assets                                                                105       88
Separate account assets                                                   2,263    1,690
                                                                        -------   ------
         Total assets                                                   $10,904   $9,681
                                                                        =======   ======
LIABILITIES AND STOCKHOLDER'S EQUITY
LIABILITIES
Future contract benefits                                                $ 1,486   $1,568
Other contract holder funds                                               5,135    4,866
Other liabilities                                                           264       70
Separate account liabilities                                              2,263    1,690
                                                                        -------   ------
         Total liabilities                                                9,148    8,194
                                                                        -------   ------
CONTINGENCIES AND COMMITMENTS (SEE NOTE 12)
STOCKHOLDER'S EQUITY
Common stock -- 132,000 shares, authorized, issued and outstanding          940      940
Retained earnings                                                           846      757
Accumulated other comprehensive loss                                        (30)    (210)
                                                                        -------   ------
         Total stockholder's equity                                       1,756    1,487
                                                                        -------   ------
            Total liabilities and stockholder's equity                  $10,904   $9,681
                                                                        =======   ======

                 See accompanying Notes to Financial Statements

STATEMENTS OF INCOME
(IN MILLIONS)

                                                                                             FOR THE YEARS ENDED
                                                                                                 DECEMBER 31,
                                                                                             -------------------
                                                                                             2009    2008   2007
                                                                                             ----   -----   ----
REVENUES
Insurance premiums                                                                           $104   $  98   $ 98
Insurance fees                                                                                255     248    234
Net investment income                                                                         408     395    361
Realized loss:
   Total other-than-temporary impairment losses on securities                                 (90)   (106)   (26)
   Portion of loss recognized in other comprehensive income                                    31      --     --
                                                                                             ----   -----   ----
      Net other-than-temporary impairment losses on securities recognized in earnings         (59)   (106)   (26)
      Realized gain (loss), excluding other-than-temporary impairment losses on securities     (6)      8      1
                                                                                             ----   -----   ----
         Total realized loss                                                                  (65)    (98)   (25)
Other revenues and fees                                                                        (1)     --     --
                                                                                             ----   -----   ----
      Total revenues                                                                          701     643    668
                                                                                             ----   -----   ----
BENEFITS AND EXPENSES
Interest credited                                                                             209     209    194
Benefits                                                                                      225     228    192
Underwriting, acquisition, insurance and other expenses                                       159     156    128
                                                                                             ----   -----   ----
   Total benefits and expenses                                                                593     593    514
                                                                                             ----   -----   ----
      Income before taxes                                                                     108      50    154
      Federal income tax expense                                                               35      14     52
                                                                                             ----   -----   ----
         Net income                                                                          $ 73   $  36   $102
                                                                                             ====   =====   ====

                 See accompanying Notes to Financial Statements

STATEMENTS OF STOCKHOLDER'S EQUITY
(IN MILLIONS)

                                                                 FOR THE YEARS ENDED
                                                                    DECEMBER 31,
                                                              ------------------------
                                                               2009     2008      2007
                                                              ------   ------   ------
COMMON STOCK
Balance as of beginning-of-year                               $  940   $  940   $  235
Lincoln National Corporation purchase price                       --       --       (1)
Capital contribution                                              --       --      706
                                                              ------   ------   ------
   Balance as of end-of-year                                     940      940      940
                                                              ------   ------   ------
RETAINED EARNINGS
Balance as of beginning-of-year                                  757      724      623
Cumulative effect from adoption of new accounting standards       16       --       (1)
Comprehensive income (loss)                                      269     (167)      81
Other comprehensive income (loss), net of tax                   (196)     203       21
                                                              ------   ------   ------
   Net income                                                     73       36      102
Dividends declared                                                --       (3)      --
                                                              ------   ------   ------
   Balance as of end-of-year                                     846      757      724
                                                              ------   ------   ------
ACCUMULATED OTHER COMPREHENSIVE LOSS
Balance as of beginning-of-year                                 (210)      (7)      14
Cumulative effect from adoption of new accounting standards      (16)      --       --
Other comprehensive income (loss), net of tax                    196     (203)     (21)
                                                              ------   ------   ------
   Balance as of end-of-year                                     (30)    (210)      (7)
                                                              ------   ------   ------
      Total stockholder's equity as of end-of-year            $1,756   $1,487   $1,657
                                                              ======   ======   ======

                 See accompanying Notes to Financial Statements

STATEMENTS OF CASH FLOWS
(IN MILLIONS)

                                                                                 FOR THE YEARS ENDED
                                                                                    DECEMBER 31,
                                                                               -----------------------
                                                                                2009      2008    2007
                                                                               -------   -----   -----
CASH FLOWS FROM OPERATING ACTIVITIES
Net income                                                                     $    73   $  36   $ 102
Adjustments to reconcile net income to net cash provided by operating activities:
   Deferred acquisition costs, value of business acquired,
      deferred sales inducements and deferred front
      end loads deferrals and interest, net of amortization                         27       7     (41)
   Change in premiums and fees receivable                                           (2)      1       9
   Change in accrued investment income                                              (6)     (3)    (23)
   Change in future contract benefits                                              (82)    120      51
   Change in other contract holder funds                                           (58)    (70)    (51)
   Change in reinsurance related assets and liabilities                             92    (116)    (35)
   Change in federal income tax accruals                                            44     (26)     59
   Realized loss                                                                    65      98      25
   Other                                                                            (5)    (15)    (21)
                                                                               -------   -----   -----
      Net cash provided by operating activities                                    148      32      75
                                                                               -------   -----   -----
CASH FLOWS FROM INVESTING ACTIVITIES
Purchases of available-for-sale securities                                      (1,150)   (833)   (734)
Sales of available-for-sale securities                                             271     162     143
Maturities of available-for-sale securities                                        384     548     550
Purchases of other investments                                                     (18)    (76)    (82)
Sales or maturities of other investments                                            70      37      79
                                                                               -------   -----   -----
      Net cash used in investing activities                                       (443)   (162)    (44)
                                                                               -------   -----   -----
CASH FLOWS FROM FINANCING ACTIVITIES
Deposits of fixed account values, including the fixed portion of variable          663     538     541
Withdrawals of fixed account values, including the fixed portion of variable      (308)   (406)   (412)
Transfers to and from separate accounts, net                                       (50)    (72)    (74)
Common stock issued for benefit plans and excess tax benefits                       --      (4)     --
                                                                               -------   -----   -----
      Net cash provided by financing activities                                    305      56      55
                                                                               -------   -----   -----
Net increase (decrease) in cash and invested cash                                   10     (74)     86
Cash and invested cash as of beginning-of-year                                      55     129      43
                                                                               -------   -----   -----
      Cash and invested cash as of end-of-year                                 $    65   $  55   $ 129
                                                                               =======   =====   =====

                 See accompanying Notes to Financial Statements

NOTES TO FINANCIAL STATEMENTS

1. NATURE OF OPERATIONS, BASIS OF PRESENTATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

NATURE OF OPERATIONS

Lincoln Life & Annuity Company of New York ("LLANY" or the "Company," which also may be referred to as "we," "our" or "us"), a wholly-owned subsidiary of The Lincoln National Life Insurance Company ("LNL"), a wholly-owned subsidiary of Lincoln National Corporation ("LNC" or the "Ultimate Parent"), and formerly referred to as Jefferson-Pilot LifeAmerica Insurance Company ("JPLA"), is domiciled in the state of New York. LLANY is principally engaged in the sale of individual life insurance products, individual annuity products and worksite and group non-medical products (primarily term life and disability). These products are marketed primarily through personal producing general agents and brokers throughout the U.S. LLANY is licensed and sells its products throughout the United States of America ("U.S.") and several U.S. territories. See Note 21 for additional information.

BASIS OF PRESENTATION

The accompanying financial statements are prepared in accordance with U.S. generally accepted accounting principles ("GAAP"). Certain GAAP policies, which significantly affect the determination of financial position, results of operations and cash flows, are summarized below.

LLANY also submits financial statements to insurance industry regulatory authorities. Those financial statements are prepared on the basis of statutory accounting practices ("SAP") and are significantly different from financial statements prepared in accordance with GAAP. See Note 19 for additional discussion on SAP.

Certain amounts reported in prior years' financial statements have been reclassified to conform to the presentation adopted in the current year. These reclassifications had no effect on net income or stockholder's equity of the prior years.

SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

ACCOUNTING ESTIMATES AND ASSUMPTIONS

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions affecting the reported amounts of assets and liabilities and the disclosures of contingent assets and liabilities as of the date of the financial statements and the reported amounts of revenues and expenses for the reporting period. Those estimates are inherently subject to change and actual results could differ from those estimates. Included among the material (or potentially material) reported amounts and disclosures that require extensive use of estimates are: fair value of certain invested assets, asset valuation allowances, deferred acquisition costs ("DAC"), value of business acquired ("VOBA"), deferred sales inducements ("DSI"), goodwill, future contract benefits, other contract holder funds which includes deferred front-end loads ("DFEL"), pension plans, income taxes and the potential effects of resolving litigated matters.

BUSINESS COMBINATIONS

For all business combination transactions occurring after Janu-ary 1, 2009, we use the acquisition method of accounting. For more detail on the acquisition method, see Note 2 - "Adoption of New Accounting Standards - Business Combinations Topic." For all business combination transactions initiated after June 30, 2001, but before January 1, 2009, the purchase method of accounting has been used, and accordingly, the assets and liabilities of the acquired company have been recorded at their estimated fair values as of the merger date. The allocation of fair values may be subject to adjustment after the initial allocation for up to a one-year period as more information relative to the fair values as of the acquisition date becomes available. The financial statements include the results of operations of any acquired company since the acquisition date.

FAIR VALUE HIERARCHY

Our measurement of fair value is based on assumptions used by market participants in pricing the asset or liability, which may include inherent risk, restrictions on the sale or use of an asset or non-performance risk, which would include our own credit risk. Our estimate of an exchange price is the price in an orderly transaction between market participants to sell the asset or transfer the liability ("exit price") in the principal market, or the most advantageous market in the absence of a principal market, for that asset or liability, as opposed to the price that would be paid to acquire the asset or receive a liability ("entry price"). Pursuant to the Fair Value Measurements and Disclosures Topic of the Financial Accounting Standards Board ("FASB") ACCOUNTING STANDARDS CODIFICATION(TM) ("ASC"), we categorize our financial instruments carried at fair value into a three-level fair value hierarchy, based on the priority of inputs to the respective valuation technique. The three-level hierarchy for fair value measurement is defined as follows:

     - Level 1 - inputs to the valuation methodology are quoted prices available in active markets for identical investments as of the reporting date as "blockage discounts" for large holdings of unrestricted financial instruments where quoted prices are readily and regularly available for an identical asset or liability in an active market are prohibited;

     - Level 2 - inputs to the valuation methodology are other than quoted prices in active markets, which are either directly or indirectly observable as of the reporting date, and fair value can be determined through the use of models or other valuation methodologies; and

     - Level 3 - inputs to the valuation methodology are unobservable inputs in situations where there is little or no market activity for the asset or liability, we make estimates and assumptions related to the pricing of the asset or liability, including assumptions regarding risk.

In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment's level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. Our assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment and considers factors specific to the investment.

When a determination is made to classify an asset or liability within Level 3 of the fair value hierarchy, the determination is based upon the significance of the unobservable inputs to the overall fair value measurement. Because certain securities trade in less liquid or illiquid markets with limited or no pricing information, the determination of fair value for these securities is inherently more difficult. However, Level 3 fair value investments may include, in addition to the unobservable or Level 3 inputs, observable components, which are components that are actively quoted or can be validated to market-based sources.

AVAILABLE-FOR-SALE SECURITIES -- FAIR VALUATION METHODOLOGIES AND ASSOCIATED INPUTS

Securities classified as available-for-sale ("AFS") consist of fixed maturity and equity securities and are stated at fair value with unrealized gains and losses included within accumulated other comprehensive income (loss) ("OCI"), net of associated DAC, VOBA, DSI, other contract holder funds and deferred income taxes. See Notes 4 and 13 for additional details.

We measure the fair value of our securities classified as AFS based on assumptions used by market participants in pricing the security. The most appropriate valuation methodology is selected based on the specific characteristics of the fixed maturity or equity security, and we consistently apply the valuation methodology to measure the security's fair value. Our fair value measurement is based on a market approach, which utilizes prices and other relevant information generated by market transactions involving identical or comparable securities. Sources of inputs to the market approach include third-party pricing services, independent broker quotations or pricing matrices. We use observable and unobservable inputs to our valuation methodologies. Observable inputs include benchmark yields, reported trades, broker-dealer quotes, issuer spreads, two-sided markets, benchmark securities, bids, offers and reference data. In addition, market indicators, industry and economic events are monitored and further market data is acquired if certain triggers are met. For certain security types, additional inputs may be used, or some of the inputs described above may not be applicable. For broker-quoted only securities, quotes from market makers or broker-dealers are obtained from sources recognized to be market participants. In order to validate the pricing information and broker-dealer quotes, we employ, where possible, procedures that include comparisons with similar observable positions, comparisons with subsequent sales, discussions with senior business leaders and brokers and observations of general market movements for those security classes. For those securities trading in less liquid or illiquid markets with limited or no pricing information, we use unobservable inputs in order to measure the fair value of these securities. In cases where this information is not available, such as for privately placed securities, fair value is estimated using an internal pricing matrix. This matrix relies on management's judgment concerning the discount rate used in calculating expected future cash flows, credit quality, industry sector performance and expected maturity.

We do not adjust prices received from third parties; however, we do analyze the third-party pricing services' valuation methodologies and related inputs and perform additional evaluation to determine the appropriate level within the fair value hierarchy.

The observable and unobservable inputs to our valuation methodologies are based on a set of standard inputs that we generally use to evaluate all of our AFS securities. Depending on the type of security or the daily market activity, standard inputs may be prioritized differently or may not be available for all AFS securities on any given day. In addition to the defined standard inputs to our valuation methodologies, we also use Trade Reporting and Compliance Engine(TM) reported tables for our corporate bonds and vendor trading platform data for our U.S. Government bonds. Mortgage-backed securities ("MBS") and asset-backed securities ("ABS") utilize additional inputs which include new issues data, monthly payment information and monthly collateral performance, including prepayments, severity, delinquencies, step down features and over collateralization features. The valuation methodologies for our state and municipal bonds use additional inputs which include information from the Municipal Securities Rule Making Board, as well as material event notices, new issue data, issuer financial statements and Municipal Market Data benchmark yields. Our hybrid and redeemable preferred stocks and equity AFS securities utilize additional inputs of exchange prices (underlying and common stock of the same issuer).

AFS SECURITIES -- EVALUATION FOR RECOVERY OF AMORTIZED COST

We regularly review our AFS securities for declines in fair value that we determine to be other-than-temporary. For an equity security, if we do not have the ability and intent to hold the security for a sufficient period of time to allow for a recovery in value, we conclude that an other-than-temporary impairment ("OTTI") has occurred and the amortized cost of the equity security is written down to the current fair value, with a corresponding charge to realized gain (loss) on our Statements of Income. When assessing our ability and intent to hold the equity security to recovery, we consider, among other things, the severity and duration of the decline in fair value of the equity security as well as the cause of the decline, a fundamental analysis of the liquidity, business prospects and overall financial condition of the issuer.

For our fixed maturity AFS securities, we generally consider the following to determine that our unrealized losses are not OTTI:

     -    The estimated range and average period until recovery;

     -    The estimated range and average holding period to maturity;

     -    Remaining payment terms of the security;

     - Current delinquencies and nonperforming assets of underlying collateral;

     -    Expected future default rates;

     - Collateral value by vintage, geographic region, industry concentration or property type;

     - Subordination levels or other credit enhancements as of the balance sheet date as compared to origination; and

     -    Contractual and regulatory cash obligations.

For a debt security, if we intend to sell a security or it is more likely than not we will be required to sell a debt security before recovery of its amortized cost basis and the fair value of the debt security is below amortized cost, we conclude that an OTTI has occurred and the amortized cost is written down to current fair value, with a corresponding charge to realized gain (loss) on our Statements of Income. If we do not intend to sell a debt security or it is not more likely than not we will be required to sell a debt security before recovery of its amortized cost basis but the present value of the cash flows expected to be collected is less than the amortized cost of the debt security (referred to as the credit loss), we conclude that an OTTI has occurred and the amortized cost is written down to the estimated recovery value with a corresponding charge to realized gain (loss) on our Statements of Income, as this amount is deemed the credit portion of the OTTI. The remainder of the decline to fair value is recorded in OCI to unrealized OTTI on AFS securities on our Statements of Stockholder's Equity, as this amount is considered a noncredit (i.e., recoverable) impairment.

When assessing our intent to sell a debt security or if it is more likely than not we will be required to sell a debt security before recovery of its cost basis, we evaluate facts and circumstances such as, but not limited to, decisions to reposition our security portfolio, sale of securities to meet cash flow needs and sales of securities to capitalize on favorable pricing. In order to determine the amount of the credit loss for a debt security, we calculate the recovery value by performing a discounted cash flow analysis based on the current cash flows and future cash flows we expect to recover. The discount rate is the effective interest rate implicit in the underlying debt security. The effective interest rate is the original yield or the coupon if the debt security was previously impaired. See the discussion below for additional information on the methodology and significant inputs, by security type, which we use to determine the amount of a credit loss.

Our conclusion that it is not more likely than not that we will be required to sell the fixed maturity AFS securities before recovery of their amortized cost basis, the estimated future cash flows are equal to or greater than the amortized cost basis of the debt securities, or we have the ability to hold the equity AFS securities for a period of time sufficient for recovery is based upon our asset-liability management process. Management considers the following as part of the evaluation:

     -    The current economic environment and market conditions;

     -    Our business strategy and current business plans;

     - The nature and type of security, including expected maturities and exposure to general credit, liquidity, market and interest rate risk;

     - Our analysis of data from financial models and other internal and industry sources to evaluate the current effectiveness of our hedging and overall risk management strategies;

     - The current and expected timing of contractual maturities of our assets and liabilities, expectations of prepayments on investments and expectations for surrenders and withdrawals of life insurance policies and annuity contracts;

     -    The capital risk limits approved by management; and

     -    Our current financial condition and liquidity demands.

To determine the recovery period of a debt security, we consider the facts and circumstances surrounding the underlying issuer including, but not limited to, the following:

     -    Historic and implied volatility of the security;

     - Length of time and extent to which the fair value has been less than amortized cost;

     - Adverse conditions specifically related to the security or to specific conditions in an industry or geographic area;

     - Failure, if any, of the issuer of the security to make scheduled payments; and

     - Recoveries or additional declines in fair value subsequent to the balance sheet date.

In periods subsequent to the recognition of an OTTI, the AFS security is accounted for as if it had been purchased on the measurement date of the OTTI. Therefore, for the fixed maturity AFS security, the original discount or reduced premium is reflected in net investment income over the contractual term of the investment in a manner that produces a constant effective yield.

To determine recovery value of a corporate bond or ABS collateralized debt obligations ("CDOs"), we perform additional analysis related to the underlying issuer including, but not limited to, the following:

     - Fundamentals of the issuer to determine what we would recover if they were to file bankruptcy versus the price at which the market is trading;

     -    Fundamentals of the industry in which the issuer operates;

     - Earnings multiples for the given industry or sector of an industry that the underlying issuer operates within, divided by the outstanding debt to determine an expected recovery value of the security in the case of a liquidation;

     - Expected cash flows of the issuer (e.g., whether the issuer has cash flows in excess of what is required to fund its operations);

     -    Expectations regarding defaults and recovery rates;

     -    Changes to the rating of the security by a rating agency; and

     - Additional market information (e.g., if there has been a replacement of the corporate debt security).

Each quarter we review the cash flows for the MBS to determine whether or not they are sufficient to provide for the recovery of our amortized cost. We revise our cash flow projections only for those securities that are at most risk for impairment based on current credit enhancement and trends in the underlying collateral performance. To determine recovery value of a MBS, we perform additional analysis related to the underlying issuer including, but not limited to, the following:

     - Discounted cash flow analysis based on the current cash flows and future cash flows we expect to recover;

     - Level of creditworthiness of the home equity loans that back a collateralized mortgage obligations ("CMO"), residential mortgages that back a mortgage pass-through securities ("MPTS") or commercial mortgages that back a commercial MBS ("CMBS");


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     -    Susceptibility to fair value fluctuations for changes in the interest rate environment;

     - Susceptibility to reinvestment risks, in cases where market yields are lower than the securities' book yield earned;

     - Susceptibility to reinvestment risks, in cases where market yields are higher than the book yields earned on a security;

     - Our expectations of sale of such a security where market yields are higher than the book yields earned on a security; and

     -    Susceptibility to variability of prepayments.

When evaluating MBS and mortgage-related ABS, we consider a number of pool-specific factors as well as market level factors when determining whether or not the impairment on the security is temporary or other-than-temporary. The most important factor is the performance of the underlying collateral in the security and the trends of that performance in the prior periods. We use this information about the collateral to forecast the timing and rate of mortgage loan defaults, including making projections for loans that are already delinquent and for those loans that are currently performing but may become delinquent in the future. Other factors used in this analysis include type of underlying collateral (e.g., prime, Alt-A or subprime), geographic distribution of underlying loans and timing of liquidations by state. Once default rates and timing assumptions are determined, we then make assumptions regarding the severity of a default if it were to occur. Factors that impact the severity assumption include expectations for future home price appreciation or depreciation, loan size, first lien versus second lien, existence of loan level private mortgage insurance, type of occupancy and geographic distribution of loans. Once default and severity assumptions are determined for the security in question, cash flows for the underlying collateral are projected including expected defaults and prepayments. These cash flows on the collateral are then translated to cash flows on our tranche based on the cash flow waterfall of the entire capital security structure. If this analysis indicates the entire principal on a particular security will not be returned, the security is reviewed for OTTI by comparing the expected cash flows to amortized cost. To the extent that the security has already been impaired or was purchased at a discount, such that the amortized cost of the security is less than or equal to the present value of cash flows expected to be collected, no impairment is required.

Otherwise, if the amortized cost of the security is greater than the present value of the cash flows expected to be collected, and the security was not purchased at a discount greater than the expected principal loss, then impairment is recognized.

We further monitor the cash flows of all of our AFS securities backed by pools on an ongoing basis. We also perform detailed analysis on all of our subprime, Alt-A, non-agency residential MBS and on a significant percentage of our AFS securities backed by pools of commercial mortgages. The detailed analysis includes revising projected cash flows by updating the cash flows for actual cash received and applying assumptions with respect to expected defaults, foreclosures and recoveries in the future. These revised projected cash flows are then compared to the amount of credit enhancement (subordination) in the structure to determine whether the amortized cost of the security is recoverable. If it is not recoverable, we record an impairment of the security.

MORTGAGE LOANS ON REAL ESTATE

Mortgage loans on real estate are carried at unpaid principal balances adjusted for amortization of premiums and accretion of discounts and are net of valuation allowances. Interest income is accrued on the principal balance of the loan based on the loan's contractual interest rate. Premiums and discounts are amortized using the effective yield method over the life of the loan. Interest income and amortization of premiums and discounts are reported in net investment income on our Statements of Income along with mortgage loan fees, which are recorded as they are incurred. Loans are considered impaired when it is probable that, based upon current information and events, we will be unable to collect all amounts due under the contractual terms of the loan agreement. When we determine that a loan is impaired, a valuation allowance is established for the excess carrying value of the loan over its estimated value. The loan's estimated value is based on: the present value of expected future cash flows discounted at the loan's effective interest rate, the loan's observable market price, or the fair value of the loan's collateral. Valuation allowances are maintained at a level we believe is adequate to absorb estimated probable credit losses. Our periodic evaluation of the adequacy of the allowance for losses is based on our past loan loss experience, known and inherent risks in the portfolio, adverse situations that may affect the borrower's ability to repay (including the timing of future payments), the estimated value of the underlying collateral, composition of the loan portfolio, current economic conditions and other relevant factors. We do not accrue interest on impaired loans and loans 90 days past due, and any interest received on these loans is either applied to the principal or recorded in net investment income on our Statements of Income when received, depending on the assessment of the collectibility of the loan. Mortgage loans deemed to be uncollectible are charged against the allowance for losses and subsequent recoveries, if any, are credited to the allowance for losses. All mortgage loans that are impaired have an established allowance for credit losses. Changes in valuation allowances are reported in realized loss on our Statements of Income.

POLICY LOANS

Policy loans represent loans we issue to contract holders that use the cash surrender value of their life insurance policy as collateral. Policy loans are carried at unpaid principal balances.

DERIVATIVE INSTRUMENTS

We have certain variable annuity products with guaranteed withdrawal benefits ("GWB") and guaranteed income benefits ("GIB") features that are embedded derivatives. These derivative instruments are recognized as either assets or liabilities on our Balance Sheets at estimated fair value. The change in fair value of the embedded derivatives flows through net income as realized loss on our Statements of Income.


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CASH AND CASH EQUIVALENTS

Cash and invested cash is carried at cost and includes all highly liquid debt instruments purchased with a maturity of three months or less.

DAC, VOBA, DSI AND DFEL

Commissions and other costs of acquiring universal life ("UL") insurance, variable universal life ("VUL") insurance, traditional life insurance, annuities and other investment contracts, which vary with and are related primarily to the production of new business, have been deferred (i.e., DAC) to the extent recoverable. VOBA is an intangible asset that reflects the estimated fair value of in-force contracts in a life insurance company acquisition and represents the portion of the purchase price that is allocated to the value of the right to receive future cash flows from the business in force at the acquisition date. Bonus credits and excess interest for dollar cost averaging contracts are considered DSI, and the unamortized balance is reported in other assets on our Balance Sheets. Contract sales charges that are collected in the early years of an insurance contract are deferred (referred to as "DFEL"), and the unamortized balance is reported in other contract holder funds on our Balance Sheets.

The methodology for determining the amortization of DAC, VOBA, DSI and DFEL varies by product type. For all insurance contracts, amortization is based on assumptions consistent with those used in the development of the underlying contract adjusted for emerging experience and expected trends. Both DAC and VOBA amortization is reported within underwriting, acquisition, insurance and other expenses on our Statements of Income. DSI is expensed in interest credited on our Statements of Income. The amortization of DFEL is reported within insurance fees on our Statements of Income.

Acquisition costs for UL and VUL insurance and investment-type products, which include fixed and variable deferred annuities, are generally amortized over the lives of the policies in relation to the incidence of estimated gross profits ("EGPs") from surrender charges, investment, mortality net of reinsurance ceded and expense margins and actual realized gain (loss) on investments. Contract lives for UL and VUL policies are estimated to be 30 years, based on the expected lives of the contracts. Contract lives for fixed and variable deferred annuities are 14 to 20 years for the traditional, long surrender charge period products and 8 to 10 years for the more recent short-term or no surrender charge variable products. The front-end load annuity product has an assumed life of 25 years. Longer lives are assigned to those blocks that have demonstrated favorable lapse experience.

All traditional contracts, including traditional life insurance, which include individual whole life, group business and term life insurance contracts, are amortized over periods of 10 to 30 years on either a straight-line basis or as a level percent of premium of the related policies depending on the block of business. There is currently no DAC, VOBA, DSI or DFEL balance or related amortization for fixed and variable payout annuities.

The carrying amounts of DAC, VOBA, DSI and DFEL are adjusted for the effects of realized and unrealized gains and losses on debt securities classified as AFS and certain derivatives and embedded derivatives. Amortization expense of DAC, VOBA, DSI and DFEL reflects an assumption for an expected level of credit-related investment losses. When actual credit-related investment losses are realized, we recognize a true-up to our DAC, VOBA, DSI and DFEL amortization within realized loss on our Statements of Income reflecting the incremental impact of actual versus expected credit-related investment losses. These actual to expected amortization adjustments can create volatility from period to period in realized loss.

On a quarterly basis, we may record an adjustment to the amounts included within our Balance Sheets for DAC, VOBA, DSI and DFEL with an offsetting benefit or charge to revenue or expense for the impact of the difference between future EGPs used in the prior quarter and the emergence of actual and updated future EGPs in the current quarter ("retrospective unlocking"). In addition, in the third quarter of each year, we conduct our annual comprehensive review of the assumptions and the projection models used for our estimates of future gross profits underlying the amortization of DAC, VOBA, DSI and DFEL and the calculations of the embedded derivatives and reserves for annuity and life insurance products with living benefit and death benefit guarantees. These assumptions include investment margins, mortality, retention, rider utilization and maintenance expenses (costs associated with maintaining records relating to insurance and individual and group annuity contracts and with the processing of premium collections, deposits, withdrawals and commissions). Based on our review, the cumulative balances of DAC, VOBA, DSI and DFEL, included on our Balance Sheets, are adjusted with an offsetting benefit or charge to revenue or amortization expense to reflect such change ("prospective unlocking - assumption changes"). We may also identify and implement actuarial modeling refinements ("prospective unlocking - model refinements") that result in increases or decreases to the carrying values of DAC, VOBA, DSI, DFEL, embedded derivatives and reserves for annuity and life insurance products with living benefit and death benefit guarantees. The primary distinction between retrospective and prospective unlocking is that retrospective unlocking is driven by the difference between actual gross profits compared to EGPs each period, while prospective unlocking is driven by changes in assumptions or projection models related to our projections of future EGPs.

DAC, VOBA, DSI and DFEL are reviewed periodically to ensure that the unamortized portion does not exceed the expected recoverable amounts.

REINSURANCE

We enter into reinsurance agreements with other companies in the normal course of business. Assets and liabilities and premiums and benefits from certain reinsurance contracts that grant statutory surplus relief to other insurance companies are netted on our Balance Sheets and Statements of Income, respectively, because there is a right of offset explicit in the reinsurance agreements. All other reinsurance agreements are reported on


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a gross basis on our Balance Sheets as an asset for amounts recoverable from reinsurers or as a component of other liabilities for amounts, such as premiums, owed to the reinsurers, with the exception of modified coinsurance ("Modco") agreements for which the right of offset also exists. Reinsurance premiums and benefits paid or provided are accounted for on bases consistent with those used in accounting for the original policies issued and the terms of the reinsurance contracts. Premiums, benefits and DAC are reported net of insurance ceded.

GOODWILL

We recognize the excess of the purchase price, plus the fair value of any noncontrolling interest in the acquiree, over the fair value of identifiable net assets acquired as goodwill. Goodwill is not amortized, but is reviewed at least annually for indications of value impairment, with consideration given to financial performance and other relevant factors. In addition, certain events, including a significant adverse change in legal factors or the business climate, an adverse action or assessment by a regulator or unanticipated competition, would cause us to review the carrying amounts of goodwill for impairment. We are required to perform a two-step test in our evaluation of the carrying value of goodwill for impairment. In Step 1 of the evaluation, the fair value of each reporting unit is determined and compared to the carrying value of the reporting unit. If the fair value is greater than the carrying value, then the carrying value is deemed to be sufficient and Step 2 is not required. If the fair value estimate is less than the carrying value, it is an indicator that impairment may exist and Step 2 is required to be performed. In Step 2, the implied fair value of the reporting unit's goodwill is determined by assigning the reporting unit's fair value as determined in Step 1 to all of its net assets (recognized and unrecognized) as if the reporting unit had been acquired in a business combination at the date of the impairment test. If the implied fair value of the reporting unit's goodwill is lower than its carrying amount, goodwill is impaired and written down to its fair value, and a charge is reported in impairment of intangibles on our Statements of Income.

SPECIFICALLY IDENTIFIABLE INTANGIBLE ASSETS

Specifically identifiable intangible assets, net of accumulated amortization, are reported in other assets on our Balance Sheets. The carrying values of specifically identifiable intangible assets are reviewed periodically for indicators of impairment in value, including unexpected or adverse changes in the following: the economic or competitive environments in which the Company operates; profitability analyses; cash flow analyses; and the fair value of the relevant business operation. If there was an indication of impairment, then the cash flow method would be used to measure the impairment, and the carrying value would be adjusted as necessary and reported in impairment of intangibles on our Statements of Income.

Sales force intangibles are attributable to the value of the distribution system acquired in the Insurance Solutions - Life Insurance segment. These assets are amortized on a straight-line basis over their useful life of 25 years.

OTHER LONG-LIVED ASSETS

Property and equipment owned for company use is included in other assets on our Balance Sheets and is carried at cost less allowances for depreciation. Provisions for depreciation of investment real estate and property and equipment owned for company use are computed principally on the straight-line method over the estimated useful lives of the assets, which include buildings, computer hardware and software and other property and equipment.

We periodically review the carrying value of our long-lived assets, including property and equipment, for impairment whenever events or circumstances indicate that the carrying amount of such assets may not be fully recoverable. For long-lived assets to be held and used, impairments are recognized when the carrying amount of a long-lived asset is not recoverable and exceeds its fair value. The carrying amount of a long-lived asset is not recoverable if it exceeds the sum of the undiscounted cash flows expected to result from the use and eventual disposition of the asset. An impairment loss is measured as the amount by which the carrying amount of a long-lived asset exceeds its fair value.

Long-lived assets to be disposed of by abandonment or in an exchange for a similar productive long-lived asset are classified as held-for-use until they are disposed.

Long-lived assets to be sold are classified as held-for-sale and are no longer depreciated. Certain criteria have to be met in order for the long-lived asset to be classified as held-for-sale, including that a sale is probable and expected to occur within one year. Long-lived assets classified as held-for-sale are recorded at the lower of their carrying amount or fair value less cost to sell.

SEPARATE ACCOUNT ASSETS AND LIABILITIES

We maintain separate account assets, which are reported at fair value. The related liabilities are reported at an amount equivalent to the separate account assets. Investment risks associated with market value changes are borne by the contract holders, except to the extent of minimum guarantees made by the Company with respect to certain accounts. See Note 10 for additional information regarding arrangements with contractual guarantees.

We issue variable annuity contracts through our separate accounts for which investment income and investment gains and losses accrue directly to, and investment risk is borne by, the contract holder (traditional variable annuities). We also issue variable annuity and life contracts through separate accounts that include various types of guaranteed death benefit ("GDB"), GWB and GIB. The GDB features include those where we contractually guarantee to the contract holder either: return of no less than total deposits made to the contract less any partial withdrawals ("return of net deposits"); total deposits made to the contract less any partial withdrawals plus a minimum return ("minimum return"); or the highest contract value on any contract anniversary date through age 80 minus any payments or withdrawals following the contract anniversary ("anniversary contract value").

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As discussed in Note 5, certain features of these guarantees are accounted for as embedded derivative reserves, whereas other guarantees are accounted for as benefit reserves. Other guarantees contain characteristics of both and are accounted for under an approach that calculates the value of the embedded derivative reserve and the benefit reserve based on the specific characteristics of each guaranteed living benefit ("GLB") feature. The net impact of these changes is reported as a component of realized gain (loss) on our Statements of Income in a category referred to as GLBs.

The "market consistent scenarios" used in the determination of the fair value of the GWB liability are similar to those used by an investment bank to value derivatives for which the pricing is not transparent and the aftermarket is nonexistent or illiquid. In our calculation, risk-neutral Monte-Carlo simulations resulting in over 10 million scenarios are utilized to value the entire block of guarantees. The market consistent scenario assumptions, as of each valuation date, are those we view to be appropriate for a hypothetical market participant. The market consistent inputs include assumptions for the capital markets (e.g., implied volatilities, correlation among indices, risk-free swap curve, etc.), policyholder behavior (e.g., policy lapse, benefit utilization, mortality, etc.), risk margins, administrative expenses and a margin for profit. We believe these assumptions are consistent with those that would be used by a market participant; however, as the related markets develop we will continue to reassess our assumptions. It is possible that different valuation techniques and assumptions could produce a materially different estimate of fair value.

FUTURE CONTRACT BENEFITS AND OTHER CONTRACT HOLDER FUNDS

The liabilities for future contract benefits and claim reserves for UL and VUL insurance policies consist of contract account balances that accrue to the benefit of the contract holders, excluding surrender charges. The liabilities for future insurance contract benefits and claim reserves for traditional life policies are computed using assumptions for investment yields, mortality and withdrawals based principally on generally accepted actuarial methods and assumptions at the time of contract issue. Investment yield assumptions for traditional direct individual life reserves for all contracts range from 2.25% to 7.75% depending on the time of contract issue. The investment yield assumptions for immediate and deferred paid-up annuities range from 1.50% to 10.00%. These investment yield assumptions are intended to represent an estimation of the interest rate experience for the period that these contract benefits are payable.

The liabilities for future claim reserves for variable annuity products containing GDB features are calculated by estimating the present value of total expected benefit payments over the life of the contract divided by the present value of total expected assessments over the life of the contract ("benefit ratio") multiplied by the cumulative assessments recorded from the contract inception through the balance sheet date less the cumulative GDB payments plus interest. The change in the reserve for a period is the benefit ratio multiplied by the assessments recorded for the period less GDB claims paid in the period plus interest. If experience or assumption changes result in a new benefit ratio, the reserves are adjusted to reflect the changes in a manner similar to the unlocking of DAC, VOBA, DFEL and DSI.

With respect to our future contract benefits and other contract holder funds, we continually review: overall reserve position, reserving techniques and reinsurance arrangements. As experience develops and new information becomes known, liabilities are adjusted as deemed necessary. The effects of changes in estimates are included in the operating results for the period in which such changes occur.

The business written or assumed by us includes participating life insurance contracts, under which the contract holder is entitled to share in the earnings of such contracts via receipt of dividends. The dividend scale for participating policies is reviewed annually and may be adjusted to reflect recent experience and future expectations.

UL and VUL products with secondary guarantees represented approximately 16% of permanent life insurance in force as of December 31, 2009, and approximately 82% of sales for these products in 2009. Liabilities for the secondary guarantees on UL-type products are calculated by multiplying the benefit ratio by the cumulative assessments recorded from contract inception through the balance sheet date less the cumulative secondary guarantee benefit payments plus interest. If experience or assumption changes result in a new benefit ratio, the reserves are adjusted to reflect the changes in a manner similar to the unlocking of DAC, VOBA, DFEL and DSI. The accounting for secondary guarantee benefits impacts, and is impacted by, EGPs used to calculate amortization of DAC, VOBA, DFEL and DSI.

Future contract benefits on our Balance Sheets include GLB features and remaining guaranteed interest and similar contracts that are carried at fair value, which represents approximate surrender value including an estimate for our nonperformance risk. Our LINCOLN SMARTSECURITY(R) Advantage GWB feature, GIB and 4LATER(R) features have elements of both insurance benefits and embedded derivatives. We weight these features and their associated reserves accordingly based on their hybrid nature. We classify these items in Level 3 within the hierarchy levels described above in "Fair Value Hierarchy."

The fair value of our indexed annuity contexts is based on their approximate surrender values.

COMMITMENTS AND CONTINGENCIES

Contingencies arising from environmental remediation costs, regulatory judgments, claims, assessments, guarantees, litigation, recourse reserves, fines, penalties and other sources are recorded when deemed probable and reasonably estimable.

INSURANCE FEES

Insurance fees for investment and interest-sensitive life insurance contracts consist of asset-based fees, cost of insurance charges, percent of premium charges, contract administration charges and surrender charges that are assessed against contract

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holder account balances. Investment products consist primarily of individual and group variable and fixed deferred annuities. Interest-sensitive life insurance products include UL insurance, VUL insurance and other interest-sensitive life insurance policies. These products include life insurance sold to individuals, corporate-owned life insurance and bank-owned life insurance.

In bifurcating the embedded derivative of our GLB features on our variable annuity products, we attribute to the embedded derivative the portion of total fees collected from the contract holder that relate to the GLB riders (the "attributed fees"), which are not reported within insurance fees on our Statements of Income. These attributed fees represent the present value of future claims expected to be paid for the GLB at the inception of the contract plus a margin that a theoretical market participant would include for risk/profit and are reported within realized loss on our Statements of Income.

The timing of revenue recognition as it relates to fees assessed on investment contracts is determined based on the nature of such fees. Asset-based fees, cost of insurance and contract administration charges are assessed on a daily or monthly basis and recognized as revenue when assessed and earned. Percent of premium charges are assessed at the time of premium payment and recognized as revenue when assessed and earned. Certain amounts assessed that represent compensation for services to be provided in future periods are reported as unearned revenue and recognized in income over the periods benefited. Surrender charges are recognized upon surrender of a contract by the contract holder in accordance with contractual terms.

For investment and interest-sensitive life insurance contracts, the amounts collected from contract holders are considered deposits and are not included in revenue.

INSURANCE PREMIUMS

Our insurance premiums for traditional life insurance and group insurance products are recognized as revenue when due from the contract holder. Our traditional life insurance products include those products with fixed and guaranteed premiums and benefits and consist primarily of whole life insurance, limited-payment life insurance, term life insurance and certain annuities with life contingencies. Our group non-medical insurance products consist primarily of term life, disability and dental.

NET INVESTMENT INCOME

Dividends and interest income, recorded in net investment income, are recognized when earned. Amortization of premiums and accretion of discounts on investments in debt securities are reflected in net investment income over the contractual terms of the investments in a manner that produces a constant effective yield.

For ABS and MBS, included in the AFS fixed maturity securities portfolios, we recognize income using a constant effective yield based on anticipated prepayments and the estimated economic life of the securities. When actual prepayments differ significantly from originally anticipated prepayments, the retrospective effective yield is recalculated to reflect actual payments to date and a catch up adjustment is recorded in the current period. In addition, the new effective yield, which reflects anticipated future payments, is used prospectively. Any adjustments resulting from changes in effective yield are reflected in net investment income on our Statements of Income.

REALIZED LOSS

Realized loss on our Statements of Income includes realized gains and losses from the sale of investments, write-downs for other-than-temporary impairments of investments, embedded derivative gains and losses, gains and losses on the sale of subsidiaries and businesses and net gains and losses on reinsurance embedded derivatives. Realized gains and losses on the sale of investments are determined using the specific identification method. Realized gain (loss) is recognized in net income, net of associated amortization of DAC, VOBA, DSI and DFEL. Realized gain (loss) is also net of allocations of investment gains and losses to certain contract holders and certain funds withheld on reinsurance arrangements for which we have a contractual obligation.

INTEREST CREDITED

Interest credited includes interest credited to contract holder account balances. Interest crediting rates associated with funds invested in our general account during 2007 through 2009 ranged from 3.00% to 9.00%.

BENEFITS

Benefits for UL and other interest-sensitive life insurance products include benefit claims incurred during the period in excess of contract account balances. Benefits also include the change in reserves for life insurance products with secondary guarantee benefits and annuity products with guaranteed death benefits. For traditional life, group health and disability income products, benefits are recognized when incurred in a manner consistent with the related premium recognition policies.

PENSION AND OTHER POSTRETIREMENT BENEFIT PLANS

Our employees participate in the pension and postretirement benefit plans which are sponsored by LNC and LNL. Pursuant to the accounting rules for our obligations to employees under our various pension and other postretirement benefit plans, we are required to make a number of assumptions to estimate related liabilities and expenses. We use assumptions for the weighted-average discount rate and expected return on plan assets to estimate pension expense. The discount rate assumptions are determined using an analysis of current market information and the projected benefit flows associated with these plans. The expected long-term rate of return on plan assets is initially established at the beginning of the plan year based on historical and projected future rates of return and is the average rate of earnings expected on the funds invested or to be invested in the plan. The calculation of our accumulated postretirement benefit obligation also uses an assumption of weighted-average annual rate of increase in the per capita cost of covered benefits, which reflects a health care cost trend rate. See Note 16 for additional information.


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STOCK-BASED COMPENSATION

In general, we expense the fair value of stock awards included in our incentive compensation plans. As of the date LNC's Board of Directors approves stock awards, the fair value of stock options is determined using a Black-Scholes options valuation methodology, and the fair value of other stock awards is based upon the market value of the stock. The fair value of the awards is expensed over the service period, which generally corresponds to the vesting period, and is recognized as an increase to common stock in stockholder's equity. We classify certain stock awards as liabilities. For these awards, the settlement value is classified as a liability on our Balance Sheets and the liability is marked-to-market through net income at the end of each reporting period. Stock-based compensation expense is reflected in underwriting, acquisition, insurance and other expenses on our Statements of Income. See Note 18 for additional information.

INCOME TAXES

We have elected to file consolidated federal income tax returns with LNC and its subsidiaries. Pursuant to an intercompany tax sharing agreement with LNC, we provide for income taxes on a separate return filing basis. The tax sharing agreement also provides that we will receive benefit for net operating losses, capital losses and tax credits which are not usable on a separate return basis to the extent such items may be utilized in the consolidated income tax returns of LNC. Deferred income taxes are recognized, based on enacted rates, when assets and liabilities have different values for financial statement and tax reporting purposes. A valuation allowance is recorded to the extent required to reduce the deferred tax asset to an amount that we expect, more likely than not, will be realized. See Note 6 for additional information.

2. NEW ACCOUNTING STANDARDS

ADOPTION OF NEW ACCOUNTING STANDARDS

In June 2009, the FASB amended the current hierarchy of GAAP, and identified the FASB ASC as the single source of authoritative GAAP recognized by the FASB. Although the FASB ASC did not change current GAAP, it superseded all existing non-Securities and Exchange Commission ("SEC") accounting and reporting standards as of the effective date. The accounting guidance in the FASB ASC is organized by topical reference, with all the contents having the same level of authority. We adopted the FASB ASC as of September 30, 2009, and have revised all of the referencing of GAAP accounting standards in this filing to reflect the appropriate references in the new FASB ASC.

BUSINESS COMBINATIONS TOPIC

In December 2007, the FASB revised the accounting guidance related to the Business Combinations Topic of the FASB ASC. This revised accounting guidance retained the fundamental requirements for recognizing a business combination, but established revised principles and requirements for the acquirer in a business combination to measure and recognize the acquisition-date fair values of identifiable assets acquired, liabilities assumed and any noncontrolling interests in the acquiree. In addition, goodwill is measured as the excess of the consideration transferred, plus the fair value of any noncontrolling interest in the acquiree, in excess of the fair values of the identifiable net assets acquired. Any contingent consideration is recognized at the acquisition-date fair value, acquisition costs must be expensed in the period the costs are incurred and financial statement disclosures were enhanced to provide users with information to evaluate the nature and financial effects of the business combination. We adopted these revisions for acquisitions occurring after January 1, 2009. The adoption did not have a material impact on our financial condition or results of operations.

In April 2009, the FASB further amended the guidance in the Business Combinations Topic related to the recognition and measurement of contingencies acquired in a business combination. Contingent assets acquired and liabilities assumed (jointly referred to as "pre-acquisition contingencies") in a business combination are measured as of the acquisition-date fair value only if fair value can be determined during the measurement period. If the fair value cannot be determined during the measurement period, but information is available as of the end of the measurement period indicating the pre-acquisition contingency is both probable and can be reasonably estimated, then the pre-acquisition contingency is recognized as of the acquisition date based on the estimated amount. Subsequent to the acquisition date, the measurement of pre-acquisition contingencies is dependent on the nature of the contingency. We adopted these amendments for acquisitions occurring after January 1, 2009. The adoption did not have a material impact on our financial condition or results of operations.

DERIVATIVES AND HEDGING TOPIC

In March 2008, the FASB amended the Derivatives and Hedging Topic of the FASB ASC to expand the qualitative and quantitative disclosure requirements for derivative instruments and hedging activities to include how and why an entity uses derivative instruments; how derivative instruments and related hedged items are accounted for in accordance with the FASB ASC guidance; and how derivative instruments and related hedged items affect an entity's financial position, financial performance and cash flows. Quantitative disclosure requirements include a tabular format by primary underlying risk and accounting designation for the fair value amount, cross-referencing the location of derivative instruments in the financial statements, the amount and location of gains and losses in the financial statements for derivative instruments and related hedged items and disclosures regarding credit-risk-related contingent features in derivative instruments. These expanded disclosure requirements apply to all derivative instruments within the scope of the Derivatives and Hedging Topic of the FASB ASC, nonderivative hedging instruments and all hedged items designated and qualifying as hedges. We adopted these amendments effective January 1, 2009, and have prospectively included the enhanced disclosures related to our embedded derivatives in Note 5.

FAIR VALUE MEASUREMENTS AND DISCLOSURES TOPIC

In September 2006, the FASB updated the Fair Value Measurements and Disclosure Topic of the FASB ASC in order to establish a framework for measuring fair value under current accounting guidance that requires or permits fair value measurement, as well as to enhance disclosures about fair value measurements used by an entity. In the updated accounting guidance, the FASB retained the notion of an exchange price, but clarified that exchange price is the price in an orderly transaction between market participants to sell the asset or transfer the liability (exit price) in the principal market, or the most advantageous market in the absence of a principal market, for that asset or liability, rather than the price that would be paid to acquire the asset or receive a liability (entry price). Fair value measurement is based on assumptions used by market participants in pricing the asset or liability, which may include inherent risk, restrictions on the sale or use of an asset or non-performance risk, which would include the reporting entity's own credit risk. Inputs to the valuation techniques used to measure fair value were prioritized through a three-level fair value hierarchy defined as follows:

     - Level 1 - inputs to the valuation methodology are quoted prices available in active markets for identical investments as of the reporting date. "Blockage discounts" for large holdings of unrestricted financial instruments where quoted prices are readily and regularly available for an identical asset or liability in an active market are prohibited;

     - Level 2 - inputs to the valuation methodology are other than quoted prices in active markets, which are either directly or indirectly observable as of the reporting date, and fair value can be determined through the use of models or other valuation methodologies; and

     - Level 3 - inputs to the valuation methodology are unobservable inputs in situations where there is little or no market activity for the asset or liability, we make estimates and assumptions related to the pricing of the asset or liability, including assumptions regarding risk.

In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment's level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. Our assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment.

We have certain guaranteed benefit features within our annuity products that, prior to January 1, 2008, were recorded using fair value pricing, and we continue to measure these benefits using fair value pricing after the adoption of these updates to the Fair Value Measurements and Disclosures Topic, utilizing Level 3 inputs and some Level 2 inputs, which are reflective of the hypothetical market participant perspective for fair value measurement, including liquidity assumptions and assumptions regarding the Company's own credit or non-performance risk. In addition, disclosure requirements for annual and interim reporting were enhanced to focus on the inputs used to measure fair value, including those measurements using significant unobservable inputs and the effects of the measurements on earnings. See Notes 1 and 20 for additional information about our fair value disclosures for financial instruments.

We adopted the updates to the Fair Value Measurements and Disclosures Topic of the FASB ASC effective January 1, 2008, and it did not have a material effect on our financial condition or results of operations.

See Note 1 for discussion of the methodologies and assumptions used to determine the fair value of our financial instruments carried at fair value.

In February 2007, the FASB amended the Fair Value Measurements and Disclosures Topic of the FASB ASC to allow an entity to make an irrevocable election, on specific election dates, to measure eligible items at fair value. If an entity elected the fair value option, unrealized gains and losses are recognized in earnings at each subsequent reporting date, and any upfront costs and fees related to the item are recognized in earnings as incurred. Effective January 1, 2008, we elected not to adopt the fair value option for any financial assets or liabilities that existed as of that date.

In April 2009, the FASB amended the Fair Value Measurements and Disclosures Topic to provide additional guidance and key considerations for estimating fair value when the volume and level of activity for an asset or liability has significantly decreased in relation to normal market activity, as well as additional guidance on circumstances that may indicate a transaction is not orderly. A change in a valuation technique resulting from the adoption of this amended guidance is accounted for as a change in accounting estimate in accordance with the FASB ASC. As permitted under the transition guidance, we elected to early adopt these amendments to the Fair Value Measurements and Disclosures Topic effective January 1, 2009. The adoption did not have a material impact on our financial condition or results of operations.

In August 2009, the FASB issued Accounting Standards Update ("ASU") No.
2009-05, "Measuring Liabilities at Fair Value" ("ASU 2009-05") to provide further guidance on the application of fair value measurement to liabilities. These amendments provide valuation techniques to be used when measuring the fair value of a liability when a quoted price in an active market is not available. In addition, these amendments indicate that an entity is not required to include a separate input or adjustment to other inputs related to a restriction that prevents the transfer of the liability and clarify when a quoted price for a liability would be considered a Level 1 input. We adopted the accounting guidance in ASU 2009-05 for the reporting period ending December 31, 2009. The adoption did not have a material impact on our financial condition and results of operations.

In September 2009, the FASB issued ASU No. 2009-12, "Investments in Certain Entities That Calculate Net Asset Value per Share (or Its Equivalent)" ("ASU 2009-12"), to permit the use of net asset value per share, without further adjustment, to estimate the fair value of investments in investment companies that do not have readily determinable fair values. The net asset value per share must be calculated in a manner consistent with the measurement principles of the Financial Services - Investment Companies Topic of the FASB ASC and can be used by investors in investments such as hedge funds, private equity funds, venture capital funds and real estate funds. If it is probable the investment will be sold for an amount other than net asset value, the investor is required to estimate the fair value of the investment. In addition, enhanced disclosures are required for all investments within the scope of this accounting update. We adopted the guidance in ASU 2009-12 as of and for the year ended December 31, 2009. The adoption did not have a material impact on our financial condition or results of operations.

FINANCIAL SERVICES -- INSURANCE INDUSTRY TOPIC

In September 2005, the American Institute of Certified Public Accountants issued accounting guidance which amended the Financial Services - Insurance Industry Topic of the FASB ASC related to the accounting by insurance enterprises for DAC in connection with modifications or exchanges of insurance contracts. Contract modifications that result in a substantially unchanged contract are accounted for as a continuation of the replaced contract. Contract modifications that result in a substantially changed contract are accounted for as an extinguishment of the replaced contract. We adopted these amendments to the Financial Services - Insurance Industry Topic effective January 1, 2007. The adoption did not have a material impact on our financial condition or results of operations.

In May 2008, the FASB updated the Financial Services - Insurance Industry Topic of the FASB ASC with accounting guidance applicable to financial guarantee insurance and reinsurance contracts not accounted for as derivative instruments. This accounting guidance changed current accounting practice related to the recognition and measurement of premium revenue and claim liabilities such that premium revenue recognition is linked to the amount of insurance protection and the period in which it is provided, and a claim liability is recognized when it is expected that a claim loss will exceed the unearned premium revenue. We do not hold any significant financial guarantee insurance and reinsurance contracts, and as such, the adoption of this amended accounting guidance on January 1, 2009, did not have a material impact on our financial condition and results of operations.

INCOME TAXES TOPIC

In June 2006, the FASB amended the Income Taxes Topic of the FASB ASC in order to provide a comprehensive model for how companies should recognize, measure, present and disclose in their financial statements uncertain tax positions taken or expected to be taken on a tax return. Companies are required to determine whether it is "more likely than not" that an individual tax position will be sustained upon examination by the appropriate taxing authority prior to any part of the benefit being recognized in the financial statements. We adopted the amendments to the Income Taxes Topic effective January 1, 2007, by recording an increase in the liability for unrecognized tax benefits of less than $1 million on our Balance Sheets, offset by a reduction to the beginning balance of retained earnings.

INTANGIBLES -- GOODWILL AND OTHER TOPIC

In April 2008, the FASB amended the Intangibles - Goodwill and Other Topic of the FASB ASC related to the determination of the useful life of intangible assets. When developing renewal or extension assumptions in determining the useful life of recognized intangible assets, an entity must consider its own historical experience in renewing or extending similar arrangements. Absent the historical experience, an entity should use market participant assumptions consistent with the highest and best use of the asset. The amendments also require enhance financial statement disclosure regarding the extent to which expected future cash flows associated with the asset are affected by an entity's intent and/or ability to renew or extend an arrangement. We adopted these amendments effective January 1, 2009, and applied the guidance prospectively to recognized intangible assets acquired after the effective date and applied the disclosure requirements to all intangible assets recognized as of, and subsequent to, the effective date. The adoption did not have a material impact on our financial condition and results of operations.

INVESTMENTS -- DEBT AND EQUITY SECURITIES TOPIC

In April 2009, the FASB replaced the guidance in the Investments - Debt and Equity Securities Topic of the FASB ASC related to OTTI. Under this new accounting guidance, management's assertion that it has the intent and ability to hold an impaired debt security until recovery was replaced by the requirement for management to assert if it either has the intent to sell the debt security or if it is more likely than not the entity will be required to sell the debt security before recovery of its amortized cost basis. If management intends to sell the debt security or it is more likely than not the entity will be required to sell the debt security before recovery of its amortized cost basis, an OTTI shall be recognized in earnings equal to the entire difference between the debt security's amortized cost basis and its fair value as of the balance sheet date. After the recognition of an OTTI, the debt security is accounted for as if it had been purchased on the measurement date of the OTTI, with an amortized cost basis equal to the previous amortized cost basis less the OTTI recognized in earnings.

If management does not intend to sell the debt security and it is not more likely than not the entity will be required to sell the debt security before recovery of its amortized cost basis, but the present value of the cash flows expected to be collected is less than the amortized cost basis of the debt security (referred to as the credit loss), an OTTI is considered to have occurred. In this instance, the total OTTI must be bifurcated into the amount related to the credit loss, which is recognized in earnings, with the remaining amount of the total OTTI attributed to other factors (referred to as the noncredit portion) recognized as a separate component in OCI. After the recognition of an OTTI, the debt security is accounted for as if it had been purchased on the measurement date of the OTTI, with an amortized cost basis equal to the previous amortized cost basis less the OTTI recognized in earnings. In addition, the amendments to this topic expand and increase the frequency of existing disclosures about OTTI for debt and equity securities regarding expected cash flows, credit losses and the aging of securities with unrealized losses.

As permitted by the transition guidance, we early adopted these amendments to the Investments - Debt and Equity Securities Topic effective January 1, 2009, by recording an increase of $16 million to the opening balance of retained earnings with a corresponding decrease to accumulated OCI on our Statements of Stockholder's Equity to reclassify the noncredit portion of previously other-than-temporarily impaired debt securities held as of January 1, 2009. The following summarizes the components (in millions) for this cumulative effect adjustment:

                                                        NET
                                       UNREALIZED   UNREALIZED
                                          OTTI         LOSS
                                         ON AFS       ON AFS
                                       SECURITIES   SECURITIES   TOTAL
                                       ----------   ----------   -----
Increase in amortized cost of
   fixed maturity AFS securities          $11          $ 29      $ 40
Change in DAC, VOBA,
   DSI, and DFEL                           (4)          (11)      (15)
   Income tax                              (2)           (7)       (9)
                                          ---          ----      ----
       Net cumulative effect adjustment   $ 5          $ 11      $ 16
                                          ===          ====      ====

The cumulative effect adjustment was calculated for all debt securities held as of January 1, 2009, for which an OTTI was previously recognized, and for which we did not intend to sell the security and it was not more likely than not that we would be required to sell the security before recovery of its amortized cost, by comparing the present value of cash flows expected to be received as of January 1, 2009, to the amortized cost basis of the debt securities. The discount rate used to calculate the present value of the cash flows expected to be collected was the rate for each respective debt security in effect before recognizing any OTTI. In addition, because the carrying amounts of DAC, VOBA, DSI and DFEL are adjusted for the effects of realized and unrealized gains and losses on fixed maturity AFS securities, we recognized a true-up to our DAC, VOBA, DSI and DFEL balances for this cumulative effect adjustment.

The following summarizes the increase to the amortized cost of our fixed maturity AFS securities (in millions) as of January 1, 2009, resulting from the recognition of the cumulative effect adjustment:

Corporate bonds                          $25
CMOs                                      15
                                         ---
   Total fixed maturity AFS securities   $40
                                         ===

In addition, we include on the face of our Statements of Income the total OTTI recognized in realized gain (loss), with an offset for the amount of noncredit impairments recognized in accumulated OCI. We disclose the amount of OTTI recognized in accumulated OCI in Note 13, and the enhanced disclosures related to OTTI are included in Note 4.

INVESTMENTS -- EQUITY METHOD AND JOINT VENTURES TOPIC

In November 2008, the FASB amended the Investments - Equity Method and Joint Ventures Topic of the FASB ASC to address the impact to the accounting for equity method investments resulting from recent amendments to the Business Combinations and Consolidations Topics. The amendments require the subsequent issuances of shares by the equity method investee, which may reduce the investor's ownership percentage, be accounted for as if the investor sold a proportionate share of the investment, with gain or loss recognized through earnings. We adopted the amendments on January 1, 2009, prospectively for all investments accounted for under the equity method. The adoption did not have a material impact on our financial condition and results of operations.

INVESTMENTS -- OTHER TOPIC

In January 2009, the FASB revised the Investments - Other Topic of the FASB ASC in order to eliminate the requirement for holders of beneficial interests to estimate cash flow using a market participant's assumptions regarding current information and events in determining the current fair value of the security. The revised accounting guidance requires the use of all available information relevant to the security, including information about past events, current conditions and reasonable and supportable forecasts. We adopted the revisions to the Investments - Other Topic as of December 31, 2008. The adoption did not have a material impact on our financial condition or results of operations.

SUBSEQUENT EVENTS TOPIC

In May 2009, the FASB updated the Subsequent Events Topic of the FASB ASC in order to establish standards of accounting for the disclosure of events that take place after the balance sheet date, but before the financial statements are issued. The effect of all subsequent events that existed as of the balance sheet date must be recognized in the financial statements. For those events that did not exist as of the balance sheet date, but arose after the balance sheet date and before the financial statements are issued, recognition is not required, but depending on the nature of the event, disclosure may be required in order to keep the financial statements from being misleading. On Feb-ruary 24, 2010, the FASB amended its guidance on subsequent events to remove the requirements to disclose the date through which an entity has evaluated subsequent events. This change alleviated potential conflicts with current SEC guidance.

TRANSFERS AND SERVICING TOPIC

In February 2008, the FASB updated the Transfers and Servicing Topic of the FASB ASC regarding transfers of financial assets and the guidance for when a repurchase financing should be considered a linked transaction. Under a repurchase financing transaction, the transferor and the transferee are not permitted to separately account for the transfer of a financial asset and a related repurchase financing unless the two transactions have a valid and distinct business or economic purpose for being entered into separately and the repurchase financing does not result in the initial transferor regaining control over the financial asset. In addition, an initial transfer of a financial asset and a repurchase financing entered into contemporaneously with, or in contemplation of, one another, must meet specific criteria in order to receive separate accounting treatment. We adopted this update effective January 1, 2009, and the adoption did not have a material impact on our financial condition and results of operations.

FUTURE ADOPTION OF NEW ACCOUNTING STANDARDS

FAIR VALUE MEASUREMENTS AND DISCLOSURES TOPIC

In January 2010, the FASB issued ASU No. 2010-06, "Improving Disclosures about Fair Value Measurements" ("ASU 2010-06"), which primarily requires new disclosures related to the levels within the fair value hierarchy. An entity will be required to disclose significant transfers in and out of Levels 1 and 2 of the fair value hierarchy, and separately present information related to purchases, sales, issuances and settlements in the reconciliation of fair value measurements classified as Level 3. In addition, ASU 2010-06 will amend the fair value disclosure requirement for pension and postretirement benefit plan assets to require this disclosure at the investment class level. ASU 2010-06 will be effective for interim and annual reporting periods beginning after December 15, 2009, except for the disclosures related to purchases, sales, issuances and settlements for Level 3 fair value measurements, which are effective for reporting periods beginning after December 15, 2010. We will include the disclosures as required by ASU 2010-06 in the notes to our financial statements effective Janu-ary 1, 2010, except for the disclosures related to Level 3 fair value measurements, which we will include in the notes to our financial statements effective January 1, 2011.

TRANSFERS AND SERVICING TOPIC

In June 2009, the FASB issued ASU No. 2009-16, "Accounting for Transfers of Financial Assets" ("ASU 2009-16"), which will eliminate the concept of a qualifying special-purpose entity ("SPE") and will remove the scope exception for a qualifying SPE from the Consolidations Topic of the FASB ASC. As a result, previously unconsolidated qualifying SPEs must be reevaluated for consolidation by the sponsor or transferor. In addition, this accounting update amends the accounting guidance related to transfers of financial assets in order to address practice issues that have been highlighted by the events of the recent economic decline. ASU 2009-16 is effective as of the beginning of the annual reporting period that begins after No-vember 15, 2009. The recognition and measurement provisions will be applied to transfers that occur on or after the effective date and all qualifying SPEs that exist on and after the effective date must be evaluated for consolidation. We will adopt the provisions of ASU 2009-16 effective January 1, 2010, and do not expect the adoption will have a material impact on our financial condition and results of operations.

3. ACQUISITIONS AND DISPOSITIONS

REINSURANCE ASSUMPTION FROM LNL

Effective March 1, 2007, LNL ceded to LLANY, through an assignment and assumption agreement, certain blocks of individual and group life business. This assumption was a non-cash transaction. The following table summarizes the amounts (in millions) assumed from LNL:

                                          ACQUIRED
                                            VALUE
                                          --------
Investments                                $ 2,510
Policy loans                                   209
Deferred acquisition costs and value of
   business acquired                           366
Accrued investment income                       11
Reinsurance recoverables                       370
Other assets                                    22
Future contract benefits and other
   contract holder funds                    (2,701)
Other liabilities                              (83)
                                           -------
      Total capital contribution           $   704
                                           =======

The caption capital contribution in the accompanying Statements of Stockholder's Equity includes the $704 million presented above as well as a $2 million capital contribution for an unrelated matter for the year ended December 31, 2007.

4. INVESTMENTS

AFS SECURITIES

Pursuant to the Fair Value Measurements and Disclosures Topic of the FASB ASC, we have categorized AFS securities into a three-level hierarchy, based on the priority of the inputs to the respective valuation technique. The fair value hierarchy gives the highest priority to quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3), as described in Note 1, which also includes additional disclosures regarding our fair value measurements.

The amortized cost, gross unrealized gains, losses and OTTI and fair value of AFS securities (in millions) were as follows:

                                                        AS OF DECEMBER 31, 2009
                                             ---------------------------------------------
                                                             GROSS UNREALIZED
                                             AMORTIZED   ------------------------    FAIR
                                               COST      GAINS   LOSSES   OTTI(1)   VALUE
                                             ---------   -----   ------   -------   ------
FIXED MATURITY SECURITIES
Corporate bonds                                $4,723     $219    $183      $15     $4,744
U.S. Government bonds                              29        3      --       --         32
Foreign government bonds                           23        1      --       --         24
MBS:
   CMOs                                           674       31      40       16        649
   MPTS                                           245        4       2       --        247
   CMBS                                           255        6      43       --        218
ABS:
   CDOs                                             4       --       1       --          3
State and municipal bonds                         176        1       7       --        170
Hybrid and redeemable preferred securities        100        8      15       --         93
                                               ------     ----    ----      ---     ------
      Total fixed maturity securities           6,229      273     291       31      6,180
                                               ------     ----    ----      ---     ------
EQUITY SECURITIES
Other securities                                    2       --      --       --          2
                                               ------     ----    ----      ---     ------
      Total equity securities                       2       --      --       --          2
                                               ------     ----    ----      ---     ------
         Total AFS securities                  $6,231     $273    $291      $31     $6,182
                                               ======     ====    ====      ===     ======

----------
(1) This amount is comprised of the gross unrealized OTTI cumulative effect adjustment as discussed in Note 2 and the amount reflected on our Statements of Income during the year ended December 31, 2009, adjusted for other changes, including but not limited to, sales of fixed maturity AFS securities.

                                                        AS OF DECEMBER 31, 2008
                                             ---------------------------------------------
                                                             GROSS UNREALIZED
                                             AMORTIZED   ------------------------    FAIR
                                               COST      GAINS   LOSSES    OTTI      VALUE
                                             ---------   -----   ------   -------   ------
FIXED MATURITY SECURITIES
Corporate bonds                                $4,400     $ 76    $523      $--     $3,953
U.S. Government bonds                              30        7      --       --         37
Foreign government bonds                           28        5       1       --         32
MBS:
   CMOs                                           727       23     103       --        647
   MPTS                                           168        5       4       --        169
   CMBS                                           281        1      75       --        207
ABS:
   CDOs                                             7       --       3       --          4
State and municipal bonds                          36        1      --       --         37
Hybrid and redeemable preferred securities        101       --      28       --         73
                                               ------     ----    ----      ---     ------
      Total fixed maturity securities           5,778      118     737       --      5,159
                                               ------     ----    ----      ---     ------
EQUITY SECURITIES
Other securities                                    3       --       1       --          2
                                               ------     ----    ----      ---     ------
      Total equity securities                       3       --       1       --          2
                                               ------     ----    ----      ---     ------
         Total AFS securities                  $5,781     $118    $738      $--     $5,161
                                               ======     ====    ====      ===     ======

The amortized cost and fair value of fixed maturity AFS securities by contractual maturities (in millions) were as follows:

                                                   AS OF
                                              DECEMBER 31, 2009
                                             ------------------
                                             AMORTIZED    FAIR
                                                COST     VALUE
                                             ---------   ------
Due in one year or less                        $  196    $  200
Due after one year through five years           1,182     1,222
Due after five years through ten years          1,851     1,931
Due after ten years                             1,822     1,710
                                               ------    ------
   Subtotal                                     5,051     5,063
MBS                                             1,174     1,114
CDOs                                                4         3
                                               ------    ------
      Total fixed maturity AFS securities      $6,229    $6,180
                                               ======    ======

Actual maturities may differ from contractual maturities because issuers may have the right to call or pre-pay obligations.

The fair value and gross unrealized losses, including the portion of OTTI recognized in OCI, of AFS securities (in millions), aggregated by investment category and length of time that individual securities have been in a continuous unrealized loss position, were as follows:

                                                                                       AS OF DECEMBER 31, 2009
                                                                --------------------------------------------------------------
                                                                LESS THAN OR EQUAL      GREATER THAN
                                                                 TO TWELVE MONTHS       TWELVE MONTHS             TOTAL
                                                                ------------------   -------------------   -------------------
                                                                           GROSS                 GROSS                 GROSS
                                                                        UNREALIZED            UNREALIZED            UNREALIZED
                                                                 FAIR   LOSSES AND    FAIR    LOSSES AND     FAIR   LOSSES AND
                                                                VALUE      OTTI       VALUE      OTTI       VALUE      OTTI
                                                                -----   ----------   ------   ----------   ------   ----------
FIXED MATURITY SECURITIES
Corporate bonds                                                  $479       $42      $  850      $156      $1,329      $198
U.S. Government bonds                                              --        --           1        --           1        --
MBS:
  CMOs                                                             34        16         117        40         151        56
  MPTS                                                            122         1           4         1         126         2
  CMBS                                                             24         2          61        41          85        43
ABS:
  CDOs                                                             --        --           3         1           3         1
State and municipal bonds                                         116         5          17         2         133         7
Hybrid and redeemable preferred securities                          3        --          70        15          73        15
                                                                 ----       ---      ------      ----      ------      ----
      Total fixed maturity AFS securities                        $778       $66      $1,123      $256      $1,901      $322
                                                                 ====       ===      ======      ====      ======      ====
Total number of AFS securities in an unrealized loss position                                                           580
                                                                                                                       ====

                                                                                    AS OF DECEMBER 31, 2008
                                                                --------------------------------------------------------------
                                                                 LESS THAN OR EQUAL      GREATER THAN
                                                                  TO TWELVE MONTHS       TWELVE MONTHS            TOTAL
                                                                -------------------   ------------------   -------------------
                                                                            GROSS               GROSS                 GROSS
                                                                  FAIR   UNREALIZED    FAIR   UNREALIZED    FAIR    UNREALIZED
                                                                 VALUE     LOSSES      VALUE    LOSSES      VALUE     LOSSES
                                                                ------   ----------   ------  ----------   ------   ----------
FIXED MATURITY SECURITIES
Corporate bonds                                                 $1,808      $228      $  822     $295      $2,630     $  523
U.S. Government bonds                                                2        --          --       --           2         --
Foreign government bonds                                             4         1           2       --           6          1
MBS:
   CMOs                                                             84        35          93       68         177        103
   MPTS                                                             10         3           2        1          12          4
   CMBS                                                            126        20          47       55         173         75
ABS:
   CDOs                                                              1         1           3        2           4          3
State and municipal bonds                                            5        --           2       --           7         --
Hybrid and redeemable preferred securities                          35         7          36       21          71         28
                                                                ------      ----      ------     ----      ------     ------
      Total fixed maturity securities                            2,075       295       1,007      442       3,082        737
                                                                ------      ----      ------     ----      ------     ------
EQUITY SECURITIES
Other securities                                                     2         1          --       --           2          1
                                                                ------      ----      ------     ----      ------     ------
      Total equity securities                                        2         1          --       --           2          1
                                                                ------      ----      ------     ----      ------     ------
         Total AFS securities                                   $2,077      $296      $1,007     $442      $3,084     $  738
                                                                ======      ====      ======     ====      ======     ======
Total number of AFS securities in an unrealized loss position                                                          1,131
                                                                                                                      ======

The fair value, gross unrealized losses, the portion of OTTI recognized in OCI (in millions) and number of AFS securities where the fair value had declined and remained below amortized cost by greater than 20% were as follows:

                                                                AS OF DECEMBER 31, 2009
                                                      ----------------------------------------
                                                              GROSS UNREALIZED
                                                       FAIR   ----------------     NUMBER OF
                                                      VALUE     LOSSES   OTTI    SECURITIES(1)
                                                      -----     ------   ----    -------------
Less than six months                                   $ 47      $ 14     $ 1         23
Six months or greater, but less than nine months         39        26      --         13
Nine months or greater, but less than twelve months      55        23      17         35
Twelve months or greater                                191       135      12        104
                                                       ----      ----     ---        ---
   Total AFS securities                                $332      $198     $30        175
                                                       ====      ====     ===        ===

                                                               AS OF DECEMBER 31, 2008
                                                      ----------------------------------------
                                                              GROSS UNREALIZED
                                                      FAIR    ----------------     NUMBER OF
                                                      VALUE     LOSSES   OTTI    SECURITIES(1)
                                                      -----     ------   ----    -------------
Less than six months                                   $ 91      $ 36     $--         37
Six months or greater, but less than nine months        126        54      --         53
Nine months or greater, but less than twelve months     153        78      --         83
Twelve months or greater                                539       379      --        253
                                                       ----      ----     ---        ---
   Total AFS securities                                $909      $547     $--        426
                                                       ====      ====     ===        ===

----------
(1) We may reflect a security in more than one aging category based on various purchase dates.

We regularly review our investment holdings for OTTI. Based upon this review, the cause of the $416 million decrease in our gross AFS securities unrealized losses for the year ended December 31, 2009, was attributable primarily to increased liquidity in several market segments and improved credit fundamentals (i.e., market improvement and narrowing credit spreads), partially offset by the cumulative adjustment resulting from the adoption of new accounting guidance related to the recognition of OTTI, which resulted in the $29 million increase in amortized cost in AFS securities as discussed in Note 2. As discussed further below, we believe the unrealized loss position as of December 31, 2009, does not represent OTTI as we did not intend to sell these fixed maturity AFS securities, it is not more likely than not that we will be required to sell the fixed maturity AFS securities before recovery of their amortized cost basis, the estimated future cash flows were equal to or greater than the amortized cost basis of the debt securities or we had the ability and intent to hold the equity AFS securities for a period of time sufficient for recovery.

Based upon this evaluation as of December 31, 2009, management believed we had the ability to generate adequate amounts of cash from our normal operations (e.g., insurance premiums and fees and investment income) to meet cash requirements with a prudent margin of safety without requiring the sale of our temporarily-impaired securities.

As of December 31, 2009, the unrealized losses associated with our corporate bond securities were attributable primarily to loans backed by commercial loans and individual issuer companies. For our corporate bond securities with commercial loans as the underlying collateral, we evaluated the projected credit losses in the security and concluded that we had sufficient subordination or other credit enhancement when compared with our estimate of credit losses for the individual security and we expected to recover the entire amortized cost for each security. For individual issuers, we performed detailed analysis of the financial performance of the issuer and determined that we expected to recover the entire amortized cost for each security.

As of December 31, 2009, the unrealized losses associated with our MBS and ABS CDOs were attributable primarily to collateral losses and credit spreads. We assessed for credit impairment using a cash flow model as discussed above. The key assumptions included default rates, severities and prepayment rates. We estimated losses for a security by forecasting the underlying loans in each transaction. The forecasted loan performance was used to project cash flows to the various tranches in the structure, as applicable. Cash flow forecasts also considered, as applicable, independent industry analyst reports and forecasts, sector credit ratings and other independent market data. Based upon our assessment of the expected credit losses of the security given the performance of the underlying collateral compared to our subordination or other credit enhancement, we expected to recover the entire amortized cost basis of each security.

As of December 31, 2009, the unrealized losses associated with our hybrid and redeemable preferred securities were attributable primarily to wider credit spreads caused by illiquidity in the market and subordination within the capital structure as well as credit risk of specific issuers. For our hybrid and redeemable preferred securities, we evaluated the financial performance of the issuer based upon credit performance and investment ratings and determined we expected to recover the entire amortized cost of each security.

Changes in the amount of credit loss of OTTI recognized in net income where the portion related to other factors was recognized in OCI (in millions) on fixed maturity AFS securities were as follows:

                                                   FOR THE
                                                  YEAR ENDED
                                                 DECEMBER 31,
                                                     2009
                                                 ------------
Balance as of beginning-of-year                      $--
   Cumulative effect from adoption of new
      accounting standard                              5
   Increases attributable to:
      Credit losses on securities for which an
         OTTI was not previously recognized           46
   Decreases attributable to:
      Securities sold                                 (5)
                                                     ---
            Balance as of end-of-year                $46
                                                     ===

During the year ended December 31, 2009, we recorded credit losses on securities for which an OTTI was not previously recognized as we determined the cash flows expected to be collected would not be sufficient to recover the entire amortized cost basis of the security. The credit losses we recorded on securities for which an OTTI was not previously recognized were attributable primarily to one or a combination of the following reasons:

     -    Failure of the issuer of the security to make scheduled payments;

     -    Deterioration of creditworthiness of the issuer;

     -    Deterioration of conditions specifically related to the security;

     - Deterioration of fundamentals of the industry in which the issuer operates;

     - Deterioration of fundamentals in the economy including, but not limited to, higher unemployment and lower housing prices; and

     -    Deterioration of the rating of the security by a rating agency.

We recognize the OTTI attributed to the noncredit portion as a separate component in OCI referred to as unrealized OTTI on AFS securities.

MORTGAGE LOANS ON REAL ESTATE

Mortgage loans on real estate principally involve commercial real estate. The commercial loans are geographically diversified throughout the U.S. with the largest concentrations in New York, Illinois and Texas, which accounted for approximately 36% and 42% of mortgage loans as of December 31, 2009 and 2008, respectively. The number of impaired mortgage loans and the carrying value of impaired mortgage loans (in millions) were as follows:

                                      AS OF DECEMBER 31,
                                      ------------------
                                          2009   2008
                                          ----   ----
Number of impaired mortgage loans           1      --
                                          ===     ===
Impaired mortgage loans                   $ 3     $--
Valuation allowance associated with
   impaired mortgage loans                 (1)     --
                                          ---     ---
      Carrying value of impaired
         mortgage loans                   $ 2     $--
                                          ===     ===

The average carrying value of the impaired mortgage loans for the year ended December 31, 2009, was $1 million and there was no interest income recognized or collected on this loan in 2009. We did not have any impaired mortgage loans for the years ended December 31, 2008 and 2007; therefore, we did not have any associated interest income recognized or collected for these years.

NET INVESTMENT INCOME

The major categories of net investment income (in millions) on our Statements of Income were as follows:

                                FOR THE YEARS ENDED
                                   DECEMBER 31,
                                -------------------
                                2009    2008   2007
                                -----   ----   ----
NET INVESTMENT INCOME
Fixed maturity AFS securities   $372    $355   $319
Mortgage loans on real estate     15      17     16
Policy loans                      25      24     21
Invested cash                     --       3      4
Consent fees                      --      --      1
                                ----    ----   ----
   Investment income             412     399    361
Investment expense                (4)     (4)    --
                                ----    ----   ----
      Net investment income     $408    $395   $361
                                ====    ====   ====

REALIZED LOSS RELATED TO INVESTMENTS

The detail of the realized loss related to investments (in millions) was as follows:

                                      FOR THE YEARS ENDED
                                          DECEMBER 31,
                                     ---------------------
                                      2009    2008    2007
                                     -----   -----   -----
Fixed maturity AFS securities:
   Gross gains                       $  13   $   4   $  6
   Gross losses                       (103)   (151)   (29)
Loss on other investments               (1)     --     --
Associated amortization expense
   of DAC, VOBA, DSI and DFEL
   and changes in other contract
   holder funds and funds withheld
   reinsurance liabilities              25      51      4
                                     -----   -----   ----
      Total realized loss on
         investments                 $ (66)  $ (96)  $(19)
                                     =====   =====   ====

Details underlying write-downs taken as a result of OTTI (in millions) that was recognized in net income and included in realized loss on AFS securities above, and the portion of OTTI recognized in OCI (in millions) were as follows:

                                            FOR THE YEARS ENDED
                                                DECEMBER 31,
                                            --------------------
                                             2009   2008   2007
                                             ----   ----   ----
OTTI RECOGNIZED IN
   NET INCOME
Fixed maturity securities:
   Corporate bonds                           $ 37   $ 65   $23
   MBS:
      CMOs
                                               49     68     3
                                             ----   ----   ---
         Total fixed maturity securities       86    133    26
                                             ----   ----   ---
Equity securities:
   Other securities                             1     --    --
                                             ----   ----   ---
      Total equity securities                   1     --    --
                                             ----   ----   ---
         Gross OTTI recognized in
            net income                         87    133    26
         Associated amortization
            expense of DAC,
            VOBA, DSI and
            DFEL                              (28)   (27)   --
                                             ----   ----   ---
               Net OTTI recognized
                  in net income,
                  pre-tax                    $ 59   $106   $26
                                             ====   ====   ===
PORTION OF OTTI
   RECOGNIZED IN OCI
Gross OTTI recognized in OCI                 $ 46   $ --   $--
Associated amortization
   expense of DAC, VOBA,
   DSI and DFEL                               (15)    --    --
                                             ----   ----   ---
      Net portion of OTTI
         recognized in OCI, pre-tax          $ 31   $ --   $--
                                             ====   ====   ===

DETERMINATION OF CREDIT LOSSES ON CORPORATE BONDS

As of December 31, 2009, we reviewed our corporate bond portfolios for potential shortfall in contractual principal and interest based on numerous subjective and objective inputs. The factors used to determine the amount of credit loss for each individual security, include, but are not limited to, near term risk, substantial discrepancy between book and market value, sector or company-specific volatility, negative operating trends and trading levels wider than peers.

DETERMINATION OF CREDIT LOSSES ON MBS

As of December 31, 2009, default rates were projected by considering underlying MBS loan performance and collateral type. Projected default rates on existing delinquencies vary between 25% to 100% depending on loan type and severity of delinquency status. In addition, we estimate the potential contributions of currently performing loans that may become delinquent in the future based on the change in delinquencies and loan liquidations experienced in the recent history.

Finally, we develop a default rate timing curve by aggregating the defaults for all loans (delinquent loans, foreclosure and real estate owned and new delinquencies from currently performing loans) in the pool to project the future expected cash flows.

We use certain available loan characteristics such as lien status, loan sizes and occupancy to estimate the loss severity of loans. Second lien loans are assigned 100% severity, if defaulted. For first lien loans, we assume a minimum of 30% loan severity with higher severity assumed for investor properties and further housing price depreciation.

INVESTMENT COMMITMENTS

As of December 31, 2009, our investment commitments for fixed maturity AFS securities were $17 million, all of which were private placements. We did not have any investment commitments as of December 31, 2008.

CONCENTRATIONS OF FINANCIAL INSTRUMENTS

As of December 31, 2009 and 2008, our most significant investment in one issuer was our investment securities issued by the Federal Home Loan Mortgage Corporation with a fair value of $472 million and $340 million, or 7% and 6% of our invested assets portfolio totaling $6.9 billion and $5.9 billion, respectively. As of December 31, 2009 and 2008, our most significant investment in one industry was our investment securities in the CMO industry with a fair value of $676 million and $653 million, or 10% and 11% of the invested assets portfolio, respectively. We utilized the industry classifications to obtain the concentration of financial instruments amount, as such, this amount will not agree to the AFS securities table above.

ASSETS ON DEPOSIT

The Company had investment assets on deposit with regulatory agencies with a fair market value of $13 million and $14 million as of December 31, 2009 and 2008, respectively.

5. DERIVATIVE INSTRUMENTS

TYPES OF DERIVATIVE INSTRUMENTS AND DERIVATIVE STRATEGIES

We use a hedging strategy designed to mitigate the risk and income statement volatility caused by changes in the equity markets, interest rates and volatility associated with living benefit guarantees offered in our variable annuity products, including the LINCOLN SMARTSECURITY(R) Advantage GWB feature, the 4LATER(R) Advantage GIB feature and the I4LIFE(R) Advantage GIB feature. See "Guaranteed Living Benefit Embedded Derivative Reserves" below for further details.

See Note 20 for disclosures required by the Fair Value Measurements and Disclosures Topic of the FASB ASC.

We have embedded derivatives with off-balance-sheet risks whose contract amounts exceed the credit exposure. Outstanding embedded derivatives not designated and not qualifying as hedging instruments, with off-balance-sheet risks (in millions) were as follows:

                                                          AS OF DECEMBER 31, 2009
                                         --------------------------------------------------------------
                                                                  ASSET CARRYING   (LIABILITY) CARRYING
                                            NUMBER                 OR FAIR VALUE      OR FAIR VALUE
                                              OF       NOTIONAL   --------------   --------------------
                                         INSTRUMENTS    AMOUNTS     GAIN   LOSS         GAIN   LOSS
                                         -----------   --------     ----   ----         ----   ----
Embedded derivatives:
   GLB embedded derivative reserves(1)      9,748         $--        $--    $--          $11   $(41)
                                            =====         ===        ===    ===          ===   ====

                                                          AS OF DECEMBER 31, 2008
                                         --------------------------------------------------------------
                                                                  ASSET CARRYING   (LIABILITY) CARRYING
                                            NUMBER                 OR FAIR VALUE       OR FAIR VALUE
                                              OF       NOTIONAL   --------------   --------------------
                                         INSTRUMENTS    AMOUNTS     GAIN   LOSS        GAIN   LOSS
                                         -----------   --------     ----   ----        ----   -----
Embedded derivatives:
   GLB embedded derivative reserves(1)      9,006         $--        $--    $--         $27   $(151)
                                            =====         ===        ===    ===         ===   =====

----------
(1)  Reported in future contract benefits on our Balance Sheets.

The settlement payments and mark-to-market adjustments on embedded derivatives not designated and not qualifying as hedging instruments (in millions), recorded on our Statements of Income were as follows:

                                         FOR THE YEARS ENDED
                                             DECEMBER 31,
                                         -------------------
                                         2009   2008   2007
                                         ----   ----   ----
Embedded derivatives:
   GLB embedded derivative reserves(1)    $--    $--   $(2)
                                          ===    ===   ===

----------
(1)  Reported in realized loss on our Statements of Income.

We have certain GLB variable annuity products with GWB and GIB features that are embedded derivatives. Certain features of these guarantees, notably our GIB, 4LATER(R) and LINCOLN LIFETIME INCOME(SM) ADVANTAGE features, have elements of both insurance benefits accounted for under the Financial Services - Insurance - Claim Costs and Liabilities for Future Policy Benefits Subtopic of the FASB ASC ("benefit reserves") and embedded derivatives accounted for under the Derivatives and Hedging and the Fair Value Measurements and Disclosures Topics of the FASB ASC ("embedded derivative reserves"). We calculate the value of the embedded derivative reserve and the benefit reserve based on the specific characteristics of each GLB feature. The change in embedded derivative reserves flows through our Statements of Income as specified in the table above. As of December 31, 2009, we had $1.1 billion of account values that were attributable to variable annuities with a GWB feature and $238 million of account values that were attributable to variable annuities with a GIB feature.

We transfer the liability for our GWB and GIB features to LNL, who along with an affiliate, use a hedging strategy designed to mitigate the risk and income statement volatility caused by changes in the equity markets, interest rates and volatility associated with these features. The hedging strategy is designed such that changes in the value of the hedge contracts due to changes in equity markets, interest rates and implied volatilities move in the opposite direction of changes in embedded derivative reserves of the GWB and GIB caused by those same factors. As part of the current hedging program, equity markets, interest rates and volatility in market conditions are monitored on a daily basis. The hedge positions are re-balanced based upon changes in these factors as needed. While the hedge positions are actively managed, these hedge positions may not be totally effective in offsetting changes in the embedded derivative reserve due to, among other things, differences in timing between when a market exposure changes and corresponding changes to the hedge positions, extreme swings in the equity markets and interest rates, market volatility, contract holder behavior, divergence between the performance of the underlying funds and the hedging indices, divergence between the actual and expected performance of the hedge instruments and the ability to purchase hedging instruments at prices consistent with the desired risk and return trade off.

6. FEDERAL INCOME TAXES

The federal income tax expense (in millions) was as follows:

                                         FOR THE YEARS ENDED
                                             DECEMBER 31,
                                         -------------------
                                         2009   2008   2007
                                         ----   ----   ----
Current                                  $(9)    $13    $27
Deferred                                  44       1     25
                                         ---     ---    ---
   Total federal income tax expense      $35     $14    $52
                                         ===     ===    ===

A reconciliation of the effective tax rate differences (in millions) was as follows:

                                         FOR THE YEARS ENDED
                                            DECEMBER 31,
                                         -------------------
                                         2009   2008   2007
                                         ----   ----   ----
Tax rate of 35% times pre-tax income      $38    $18    $54
Effect of:
   Separate account dividend
      received deduction                   (2)    (3)    (2)
   Other items
                                           (1)    (1)    --
                                          ---    ---    ---
         Provision for income taxes       $35    $14    $52
                                          ===    ===    ===
Effective tax rate                         32%    28%    34%
                                          ===    ===    ===

The separate account dividend received deduction included in the table above is exclusive of any prior years' tax return resolution.

The federal income tax liability (in millions), which is included in other liabilities on our Balance Sheets, was as follows:

                                         AS OF DECEMBER 31,
                                         ------------------
                                             2009   2008
                                             ----   ----
Current                                      $  6   $ 6
Deferred                                      178    17
                                             ----   ---
   Total federal income tax liability        $184   $23
                                             ====   ===

Significant components of our deferred tax assets and liabilities (in millions) were as follows:

                                        AS OF DECEMBER 31,
                                        ------------------
                                           2009   2008
                                           ----   ----
DEFERRED TAX ASSETS
Future contract benefits and other
   contract holder funds                   $101   $120
Investments                                  14     49
Compensation and benefit plans                1      1
Net unrealized loss on AFS securities        15    216
Net capital loss carryforward                11     --
Other                                         5      2
                                           ----   ----
      Total deferred tax assets             147    388
                                           ----   ----
DEFERRED TAX LIABILITIES
DAC                                         150    154
VOBA                                        146    229
Other                                        29     22
                                           ----   ----
      Total deferred tax liabilities        325    405
                                           ----   ----
         Net deferred tax liability        $178   $ 17
                                           ====   ====

We are required to establish a valuation allowance for any gross deferred tax assets that are unlikely to reduce taxes payable in future years' tax returns. As of December 31, 2009 and 2008, we concluded that it was more likely than not that all gross deferred tax assets will reduce taxes payable in future years. Accordingly, no valuation allowance was necessary as of December 31, 2009 and 2008.

As of December 31, 2009, LLANY had net capital loss carryfor-wards of $31 million which will expire in 2014. We believe that it is more likely than not that the capital losses will be fully utilized within the allowable carryforward period.

The application of GAAP requires us to evaluate the recoverability of our deferred tax assets and establish a valuation allowance if necessary, to reduce our deferred tax asset to an amount that is more likely than not to be realizable. Considerable judgment and the use of estimates are required in determining whether a valuation allowance is necessary, and if so, the amount of such valuation allowance. In evaluating the need for a valuation allowance, we consider many factors, including: the nature and character of the deferred tax assets and liabilities; taxable income in prior carryback years; future reversals of temporary differences; the length of time carryovers can be utilized; and any tax planning strategies we would employ to avoid a tax benefit from expiring unused. Although realization is not assured, management believes it is more likely than not that the deferred tax assets, including our capital loss deferred tax asset, will be realized.

As discussed in Note 2, we adopted new guidance in the Income Taxes Topic of the FASB ASC on January 1, 2007. As of Decem-ber 31, 2009 and 2008, $5 million and $4 million, respectively, of our unrecognized tax benefits presented below, if recognized, would have impacted our income tax expense and our effective tax rate. We anticipate a change to our unrecognized tax benefits during 2010 in the range of none to $1 million.

A reconciliation of the unrecognized tax benefits (in millions) was as follows:

                                            FOR THE YEARS ENDED
                                                DECEMBER 31,
                                            -------------------
                                                2009   2008
                                                ----   ----
Balance as of beginning-of-year                 $23     $22
   Increases for prior year tax positions         1       1
                                                ---     ---
      Balance as of end-of-year                 $24     $23
                                                ===     ===

We recognize interest and penalties accrued, if any, related to unrecognized tax benefits as a component of tax expense. During the years ended December 31, 2009, 2008, and 2007, we recognized interest and penalty expense related to uncertain tax positions of $1 million, in each year. We had accrued interest and penalty expense related to the unrecognized tax benefits of $3 million and $2 million as of December 31, 2009 and 2008, respectively.

We are subject to annual tax examinations from the Internal Revenue Service ("IRS"). During the third quarter of 2008, the IRS completed its examination for tax years 2003 and 2004 resulting in a proposed assessment. We believe a portion of the assessment is inconsistent with the existing law and are protesting it through the established IRS appeals process. We do not anticipate that any adjustments that might result from such audits would be material to our results of operations or financial condition. We are currently under audit by the IRS for years 2005 and 2006. The Jefferson-Pilot Corporation ("Jefferson-Pilot") subsidiaries acquired in the April 2006 merger are subject to a separate IRS examination cycle. For the former Jefferson-Pilot and its subsidiaries, the IRS is examining the tax year ended April 2, 2006.

7. DAC, VOBA, DSI AND DFEL

During the fourth quarter of 2008, we recorded a decrease to income totaling $7 million, for a reversion to the mean prospective unlocking of DAC, VOBA, DSI and DFEL as a result of significant and sustained declines in the equity markets during 2008. During 2009, we did not have a reversion to the mean prospective unlocking of DAC, VOBA, DSI and DFEL. The pre-tax impact for these items is included within the prospective unlocking line items in the changes in DAC, VOBA, DSI and DFEL tables below.

Changes in DAC (in millions) were as follows:

                                               FOR THE YEARS
                                            ENDED DECEMBER 31,
                                            ------------------
                                            2009   2008   2007
                                            ----   ----   ----
Balance as of beginning-of-year             $460   $306   $197
   Cumulative effect of the adoption of
      new accounting standards                --     --     (1)
   Amounts transferred from LNL               --     --     14
   Deferrals                                  76     95    109
   Amortization, net of interest:
      Prospective unlocking -- assumption
         changes                              --    (12)    --
      Prospective unlocking -- model
         refinements                          --      9     (8)
      Retrospective unlocking                  3    (10)     9
      Other amortization, net of interest    (40)   (36)   (35)
   Adjustment related to realized gains       20     36      3
   Adjustment related to unrealized
      gains (losses)                         (80)    72     18
                                            ----   ----   ----
            Balance as of end-of-year       $439   $460   $306
                                            ====   ====   ====

Changes in VOBA (in millions) were as follows:

                                               FOR THE YEARS
                                             ENDED DECEMBER 31,
                                            ------------------
                                             2009   2008   2007
                                            -----   ----   ----
Balance as of beginning-of-year             $ 655   $493   $169
   Amounts transferred from LNL                --     --    352
   Deferrals                                    2      3      4
   Amortization:
      Prospective unlocking -- assumption
         changes                                3      4      4
      Retrospective unlocking                  (2)     3      9
      Other amortization                      (73)   (72)   (70)
   Accretion of interest(1)                    24     26     24
   Adjustment related to realized gains         6      7      1
   Adjustment related to unrealized
      gains (losses)                         (198)   191     --
                                            -----   ----   ----
            Balance as of end-of-year       $ 417   $655   $493
                                            =====   ====   ====

(1) The interest accrual rates utilized to calculate the accretion of interest ranged from 4.00% to 7.25%.

Estimated future amortization of VOBA, net of interest (in millions), as of December 31, 2009, was as follows:

2010         $ 48
2011           34
2012           31
2013           29
2014           24
Thereafter    260
             ----
   Total     $426
             ====

Changes in DSI (in millions) were as follows:

                                              FOR THE YEARS
                                            ENDED DECEMBER 31,
                                            ------------------
                                            2009   2008   2007
                                            ----   ----   ----
Balance as of beginning-of-year             $14    $14    $11
   Deferrals                                  3      4      4
   Amortization, net of interest:
      Prospective unlocking -- assumption
         changes                             --     (2)    --
      Other amortization, net of interest    (1)    (2)    (1)
                                            ---    ---    ---
            Balance as of end-of-year       $16    $14    $14
                                            ===    ===    ===

Changes in DFEL (in millions) were as follows:

                                              FOR THE YEARS
                                            ENDED DECEMBER 31,
                                            ------------------
                                            2009   2008   2007
                                            ----   ----   ----
Balance as of beginning-of-year             $ 65   $ 48   $ 32
   Amounts transferred from LNL               --     --      8
   Deferrals                                  34     27     25
   Amortization, net of interest:
      Prospective unlocking -- assumption
         changes                              (1)    --     --
      Prospective unlocking -- model
         refinements                          --      4     (6)
      Retrospective unlocking                 (1)    (4)     1
      Other amortization, net of interest    (10)   (10)   (12)
                                            ----   ----   ----
            Balance as of end-of-year       $ 87   $ 65   $ 48
                                            ====   ====   ====

8. REINSURANCE

The following summarizes reinsurance amounts (in millions) recorded on our Statements of Income:


                                     FOR THE YEARS
                                   ENDED DECEMBER 31,
                                ----------------------
                                  2009    2008    2007
                                 -----   -----   -----
Direct insurance premiums
   and fees                      $ 502   $ 480   $ 445
Reinsurance ceded                 (143)   (134)   (113)
                                 -----   -----   -----
      Total insurance premiums
         and fees, net           $ 359   $ 346   $ 332
                                 =====   =====   =====
Direct insurance benefits        $ 365   $ 395   $ 354
Reinsurance recoveries netted
   against benefits               (140)   (167)   (162)
                                 -----   -----   -----
      Total benefits, net        $ 225   $ 228   $ 192
                                 =====   =====   =====

We cede the portion of risks exceeding our retention limits to other insurers. We seek reinsurance coverage within the businesses that sell life insurance in order to limit our exposure to mortality losses and enhance our capital management. As discussed in Note 23, a portion of this reinsurance activity is with affiliated companies.

Under our reinsurance program, we reinsure approximately 45% to 50% of the mortality risk on newly issued non-term life insurance contracts and approximately 30% to 35% of total mortality risk including term insurance contracts. Our policy for this program is to retain no more than $10 million on a single insured life issued on fixed and VUL insurance contracts. Additionally, the retention per single insured life for term life insurance and for corporate-owned life insurance is $2 million for each type of insurance. Portions of our deferred annuity business have been reinsured on a Modco basis with other companies to limit our exposure to interest rate risks. As of December 31, 2009, the reserves associated with these reinsurance arrangements totaled $5 million. To cover products other than life insurance, we acquire other insurance coverages with retentions and limits.

For details on the reinsurance assumption from LNL, which was effective March 1, 2007, see Note 3.

Reinsurance contracts do not relieve an insurer from its primary obligation to policyholders. Therefore, the failure of a reinsurer to discharge its reinsurance obligations could result in a loss to us. We regularly evaluate the financial condition of our reinsurers and monitor concentrations of credit risk related to reinsurance activities.

9. GOODWILL AND SPECIFICALLY IDENTIFIABLE INTANGIBLE ASSETS

The carrying amount of our goodwill (in millions) for the years ended December 31, 2009 and 2008, was as follows:


                          GROSS
                        CARRYING
                         AMOUNT
                        --------
Retirement Solutions:
   Annuities              $ 26
Insurance Solutions:
   Life Insurance          136
                          ----
      Total goodwill      $162
                          ====

There were no changes in the carrying amount of goodwill during the years ended December 31, 2009 or December 31, 2008.

We perform a Step 1 goodwill impairment analysis on all of our reporting units at least annually on October 1. The Step 1 analysis for the reporting units within our Insurance Solutions and Retirement Solutions segments utilizes primarily a discounted cash flow valuation technique. In determining the estimated fair value of these reporting units, we incorporate consideration of discounted cash flow calculations, LNC's share price and assumptions that market participants would make in valuing these reporting units. Our fair value estimations are based primarily on an in-depth analysis of projected future cash flows and relevant discount rates, which considered market participant inputs ("income approach"). The discounted cash flow analysis required us to make judgments about revenues, earnings projections, capital market assumptions and discount rates.

As of October 1, 2009 and 2008, we performed a Step 1 goodwill impairment analysis on all of our reporting units. All of our reporting units passed the Step 1 analysis.

The gross carrying amount and accumulated amortization (in millions) for the major specifically identifiable intangible asset class by reportable segment was as follows:

                                                           AS OF DECEMBER 31,
                                         -------------------------------------------------
                                                   2009                      2008
                                         -----------------------   -----------------------
                                           GROSS                     GROSS
                                         CARRYING    ACCUMULATED   CARRYING    ACCUMULATED
                                          AMOUNT    AMORTIZATION    AMOUNT    AMORTIZATION
                                         --------   ------------   --------   ------------
Insurance Solutions -- Life Insurance:
   Sales force                              $7           $1           $7            $1

Future estimated amortization of the specifically identifiable intangible asset was immaterial as of December 31, 2009.

10. GUARANTEED BENEFIT FEATURES

Information on the GDB features outstanding (dollars in millions) was as follows (our variable contracts with guarantees may offer more than one type of guarantee in each contract; therefore, the amounts listed are not mutually exclusive):

                                    AS OF DECEMBER 31,
                                   -------------------
                                     2009       2008
                                   --------   --------
RETURN OF NET DEPOSITS
Total account value                $  1,558   $  1,265
Net amount at risk(1)                    63        222
Average attained age of contract
   holders                         53 YEARS   52 years
MINIMUM RETURN
Average attained age of contract
   holders                         78 YEARS   77 years
Guaranteed minimum return                 5%         5%
ANNIVERSARY CONTRACT VALUE
Total account value                $    915   $    731
Net amount at risk(1)                   162        355
Average attained age of contract
   holders                         65 YEARS   64 years

----------
(1) Represents the amount of death benefit in excess of the account balance. The decrease in net amount at risk when comparing December 31, 2009, to December 31, 2008, was attributable primarily to the rise in equity markets and associated increase in the account values.

The determination of GDB liabilities is based on models that involve a range of scenarios and assumptions, including those regarding expected market rates of return and volatility, contract surrender rates and mortality experience. The following summarizes the balances of and changes in the liabilities for GDB (in millions), which were recorded in future contract benefits on our Balance
Sheets:

                               FOR THE YEARS ENDED
                                   DECEMBER 31,
                               -------------------
                               2009   2008   2007
                               ----   ----   ----
Balance at beginning-of-year    $ 8    $ 1   $ 1
   Changes in reserves           --      9    --
   Benefits paid                 (6)    (2)   --
                                ---    ---   ---
      Balance at end-of-year    $ 2    $ 8   $ 1
                                ===    ===   ===

Account balances of variable annuity contracts with guarantees (in millions) were invested in separate account investment options as follows:

                                    AS OF DECEMBER 31,
                                    ------------------
                                      2009     2008
                                     ------   ------
ASSET TYPE
Domestic equity                      $  890   $  670
International equity                    392      276
Bonds                                   300      219
Money market                            231      213
                                     ------   ------
   Total                             $1,813   $1,378
                                     ======   ======
Percent of total variable annuity
   separate account values               89%      89%

Future contract benefits also include reserves for our products with secondary guarantees for our products sold through our Insurance Solutions - Life Insurance segment. These UL and VUL products with secondary guarantees represented approximately 16% of permanent life insurance in force as of Decem-ber 31, 2009, and approximately 82% of sales for these products in 2009.

11. OTHER CONTRACT HOLDER FUNDS

Details of other contract holder funds (in millions) were as follows:

                                          AS OF DECEMBER 31,
                                          ------------------
                                             2009     2008
                                            ------   ------
Account values and other contract
   holder funds                             $4,859   $4,628
DFEL                                            87       65
Contract holder dividends payable              164      164
Premium deposit funds                           10       12
Undistributed earnings on participating
   business                                     15       (3)
                                            ------   ------
      Total other contract holder funds     $5,135   $4,866
                                            ======   ======

As of December 31, 2009 and 2008, participating policies comprised approximately 4% of the face amount of insurance in force, and dividend expenses were $29 million, $29 million and $25 million for the years ended December 31, 2009, 2008 and 2007, respectively.

12. CONTINGENCIES AND COMMITMENTS

CONTINGENCIES

REGULATORY AND LITIGATION MATTERS

Regulatory bodies, such as state insurance departments, the SEC, Financial Industry Regulatory Authority and other regulatory bodies regularly make inquiries and conduct examinations or investigations concerning our compliance with, among other things, insurance laws, securities laws and laws governing the activities of broker-dealers.

In the ordinary course of our business, we are involved in various pending or threatened legal proceedings, including purported class actions, arising from the conduct of business. In some instances, these proceedings include claims for unspecified or substantial punitive damages and similar types of relief in addition to amounts for alleged contractual liability or requests for equitable relief. After consultation with legal counsel and a review of available facts, it is management's opinion that these proceedings, after consideration of any reserves and rights to indemnification, ultimately will be resolved without materially affecting our financial position. However, given the large and indeterminate amounts sought in certain of these proceedings and the inherent difficulty in predicting the outcome of such legal proceedings, it is possible that an adverse outcome in certain matters could be material to our operating results for any particular reporting period.

VULNERABILITY FROM CONCENTRATIONS

As of December 31, 2009, we did not have a concentration of business transactions with a particular customer or lender or sources of supply of labor or services used in the business.However, we do have a concentration in market and geographic area in which business is conducted. For the year ended December 31, 2009, approximately 80% of the premiums, on the basis of SAP, were generated in New York.

OTHER CONTINGENCY MATTERS

State guaranty funds assess insurance companies to cover losses to contract holders of insolvent or rehabilitated companies. Mandatory assessments may be partially recovered through a reduction in future premium taxes in some states. The accrual for expected assessments was immaterial as of December 31, 2009 and 2008.

13. SHARES AND STOCKHOLDER'S EQUITY

All authorized and issued shares of LLANY are owned by LNL.

ACCUMULATED OCI

The following summarizes the components and changes in accumulated OCI (in millions):

                                         FOR THE YEARS ENDED
                                             DECEMBER 31,
                                        --------------------
                                         2009    2008   2007
                                        -----   -----   ----
UNREALIZED LOSS ON
   AFS SECURITIES
Balance as of beginning-of-year         $(211)  $  (8)  $ 14
   Cumulative effect of the adoption
      of new accounting standards         (11)     --     --
   Unrealized holding gains (losses)
      arising during the year             540    (758)   (67)
   Change in DAC, VOBA, DSI and
      other contract holder funds        (281)    337     18
   Income tax benefit (expense)           (98)    156     15
   Less:
      Reclassification adjustment for
         losses included in net
         income                           (91)   (147)   (23)
      Associated amortization of
         DAC, VOBA, DSI and DFEL           26      51      4
      Income tax benefit                   23      34      7
                                        -----   -----   ----
            Balance as of end-of-year   $ (19)  $(211)  $ (8)
                                        =====   =====   ====

                                        FOR THE YEARS ENDED
                                            DECEMBER 31,
                                        -------------------
                                         2009   2008   2007
                                         ----   ----   ----
UNREALIZED OTTI ON
   AFS SECURITIES
Balance as of beginning-of-year          $ --    $--   $--
(Increases) attributable to:
   Cumulative effect of the adoption
      of new accounting standards          (5)    --    --
   Portion of OTTI recognized in OCI
      during the year                     (46)    --    --
   Change in DAC, VOBA, DSI and
      DFEL                                 15     --    --
   Income tax benefit                      11     --    --
Decreases attributable to:
   Sales, maturities or other
      settlements of AFS securities        26     --    --
   Change in DAC, VOBA, DSI and
      DFEL                                 (6)    --    --
   Income tax expense                      (7)    --    --
                                         ----    ---   ---
         Balance as of end-of-year       $(12)   $--   $--
                                         ====    ===   ===
UNREALIZED GAIN ON
   DERIVATIVE INSTRUMENTS
Balance as of beginning-of-year          $  1    $ 1   $--
   Unrealized holding gains arising
      during the year                      --     --     5
   Change in DAC, VOBA, DSI and
      DFEL                                 --     --    (3)
   Income tax expense                      --     --    (1)
                                         ----    ---   ---
         Balance as of end-of-year       $  1    $ 1   $ 1
                                         ====    ===   ===

14. REALIZED LOSS

Details underlying realized loss (in millions) reported on our Statements of Income were as follows:

                                        FOR THE YEARS ENDED
                                            DECEMBER 31,
                                        -------------------
                                        2009   2008   2007
                                        ----   ----   ----
Total realized loss on investments(1)   $(66)  $(96)  $(19)
Loss on certain reinsurance
   derivatives(2)                         --     (1)    --
Guaranteed living benefits(3):
   Gross gain (loss)                       1     --    (11)
   Associated amortization benefit
      (expense) of DAC, VOBA,
      DSI and DFEL                        --     (1)     5
                                        ----   ----   ----
         Total realized loss            $(65)  $(98)  $(25)
                                        ====   ====   ====

----------
(1)  See "Realized Loss Related to Investments" section in Note 4.

(2) Represents changes in the fair value of total return swaps (embedded derivatives) related to various modified coinsurance and coinsurance with funds withheld reinsurance arrangements that have contractual returns related to various assets and liabilities associated with these arrangements.

(3)  Represents the change in embedded derivative reserves of our GLB products.

15. UNDERWRITING, ACQUISITION, INSURANCE AND OTHER EXPENSES

Details underlying underwriting, acquisition, insurance and other expenses (in millions) were as follows:

                                       FOR THE YEARS ENDED
                                           DECEMBER 31,
                                       -------------------
                                       2009   2008   2007
                                       ----   ----   ----
Commissions                            $ 71   $ 84   $100
General and administrative expenses      65     66     64
DAC and VOBA deferrals and interest,
   net of amortization                    7    (10)   (46)
Taxes, licenses and fees                 16     16     10
                                       ----   ----   ----
      Total                            $159   $156   $128
                                       ====   ====   ====

16. PENSION, POSTRETIREMENT HEALTH CARE AND LIFE INSURANCE BENEFIT PLANS

LNC and LNL maintain qualified funded defined benefit pension plans for our employees and agents, including those of LLANY, respectively. LNC and LNL also maintain non-qualified, unfunded defined benefit pension plans for certain employees, including certain former employees of acquired companies, and agents, respectively. In addition, for certain former employees, LNC has supplemental retirement plans that provide defined benefit pension benefits in excess of limits imposed by federal tax law. All of LNC's and LNL's defined benefit pension plans were "frozen" as of December 31, 2007, or earlier. For their frozen plans, there are no new participants and no future accruals of benefits from the date of the freeze.

The eligibility requirements for each plan are described in each plan document and vary for each plan based on completion of a specified period of continuous service or date of hire, subject to age limitations. The frozen pension plan benefits are calculated either on a traditional or cash balance formula. Those formulas are based upon years of credited service and eligible earnings as defined in each plan document. The traditional formula provides benefits stated in terms of a single life annuity payable at age 65. Under the cash balance formula benefits are stated as a lump sum hypothetical account balance. That account balance equals the sum of the employee's accumulated annual benefit credits plus interest credits. Benefit credits, which are based on years of service and base salary plus bonus, ceased as of the date the plan was frozen. Interest credits continue until the employee's benefit is paid.

LNC and LNL also sponsor a voluntary employees' beneficiary association ("VEBA") trust that provides postretirement medical, dental and life insurance benefits to retired full-time employees and agents who, depending on the plan, have worked for us for 10 years and attained age 55 (age 60 for agents). VEBAs are a special type of tax-exempt trust used to provide employee benefits that are subject to preferential tax treatment under the Internal Revenue Code. Medical and dental benefits are available to spouses and other eligible dependents of retired employees and agents. Retirees may be required to contribute toward the cost of these benefits. Eligibility and the amount of required contribution for these benefits varies based upon a variety of factors including years of service and year of retirement. Effective January 1, 2008, the postretirement plan providing benefits to former employees of Jeffer-son-Pilot was amended such that only employees who had attained age 55 with a minimum of 10 years of service by December 31, 2007, and who later retire on or after age 60 with 15 years of service will be eligible to receive life insurance benefits when they retire.

17. DEFINED CONTRIBUTION AND DEFERRED COMPENSATION PLANS

DEFINED CONTRIBUTION PLANS

LNC sponsors contributory defined contribution plans for eligible employees and agents, including those of LLANY, which includes money purchase plans ("MPP"). LNC makes contributions and matching contributions to each of the active plans in accordance with the plan document and various limitations under Section 401(a) of the Internal Revenue Code of 1986, as amended. The expenses related to these plans was $2 million, $2 million and $1 million for the years ended December 31, 2009, 2008 and 2007, respectively, which are recorded in the underwriting, acquisition, insurance and other expenses on our Statements of Income.

DEFERRED COMPENSATION PLANS

LNC sponsors six separate non-qualified unfunded, deferred compensation plans for various groups: employees, agents, non-employee directors, and certain agents. LLANY participants in five of these deferred compensation plans. The liability for these five plans was $2 million and $1 million as of December 31, 2009 and 2008, respectively, which is recorded in other liabilities in our Balance Sheets.

The terms of the plans provide that participants who select LNC stock as the measure for their investment return will receive shares of LNC stock in settlement of this portion of their accounts at the time of distribution. In addition, participants are precluded from diversifying any portion of their deferred compensation plan account that has been credited to the stock unit fund. Consequently, changes in value of LNC stock do not affect the expenses associated with this portion of the deferred compensation plan.

THE DEFERRED COMPENSATION PLAN FOR EMPLOYEES

Eligible participants in this plan may elect to defer payment of a portion of their compensation as defined by the plan. Plan participants may select from a menu of "phantom" investment options (identical to those offered under our qualified savings plans) used as investment measures for calculating the investment return notionally credited to their deferrals. Under the terms of the plan, LNC agrees to pay out amounts based upon the aggregate performance of the investment measures selected by the participant. LNC makes matching contributions to these plans based upon amounts placed into the deferred compensation plans by individuals after participants have exceeded applicable limits of the Internal Revenue Code. The amount of LNC contribution is calculated in accordance with the plan document, which is similar to other LNC and LNL 401(k) plans. Our expense for this plan was not significant for the years December 31, 2009, 2008 and 2007.

DEFERRED COMPENSATION PLAN FOR AGENTS

LNC sponsors three deferred compensation plans for certain eligible agents. Eligible participants in these plans may elect to defer payment of a portion of their compensation as defined by the various plans. The plans' participants may select from a menu of "phantom" investment options (identical to those offered under our qualified savings plans) used as investment measures for calculating the investment return notionally credited to their deferrals. Under the terms of this plan, we agree to pay out amounts based upon the aggregate performance of the investment measures selected by the participant. LNC makes matching contributions to these plans based upon amounts placed into the deferred compensation plans by individuals after participants have exceeded applicable limits of the Internal Revenue Code. The amount of our contribution is calculated in accordance with the plan document, which is similar to other LNC and LNL 401(k) plans. Our expenses for these plans were not significant for the years December 31, 2009, 2008 and 2007.

18. STOCK-BASED INCENTIVE COMPENSATION PLANS

Our employees are included in LNC's various incentive plans that provide for the issuance of stock options, stock appreciation rights ("SARs"), restricted stock awards, performance shares (performance-vested shares as opposed to time-vested shares) and deferred stock units - also referred to as "restricted stock units." LNC has a policy of issuing new shares to satisfy option exercises. Total compensation expense for stock-based awards to our employees was not material for the years ended December 31, 2009, 2008 and 2007.

19. STATUTORY INFORMATION AND RESTRICTIONS

We prepare financial statements in accordance with SAP prescribed or permitted by the New York Department of Insurance, which may vary materially from GAAP. Prescribed SAP includes the Accounting Practices and Procedures Manual of the National Association of Insurance Commissioners ("NAIC") as well as state laws, regulations and administrative rules. Permitted SAP encompasses all accounting practices not so prescribed. The principal differences between statutory financial statements and financial statements prepared in accordance with GAAP are that statutory financial statements do not reflect DAC, some bond portfolios may be carried at amortized cost, assets and liabilities are presented net of reinsurance, contract holder liabilities are generally valued using more conservative assumptions and certain assets are non-admitted.

Specified statutory information (in millions) was as follows:

                                   AS OF DECEMBER 31,
                                   ------------------
                                       2009   2008
                                       ----   ----
Capital and surplus                    $819   $795

                                   FOR THE YEARS ENDED
                                       DECEMBER 31,
                                   -------------------
                                   2009   2008    2007
                                   ----   ----   -----
Net gain (loss) from operations,
   after-tax                       $107   $ 13   $(162)
Net income (loss)                    13    (95)   (188)

The increase in statutory net income for the year ended December 31, 2009, from that of 2008 was primarily due to the improved market conditions in 2009. The new statutory reserving standard (commonly called "VACARVM") that was developed by the NAIC replaced current statutory reserve practices for variable annuities with guaranteed benefits, such as GWBs, and was effective December 31, 2009. The actual effect of adoption was relatively neutral to our RBC ratios and future dividend capacity with a slight decrease in statutory reserves offset by a higher capital requirement. LNC utilizes captive reinsurance structures, as well as third-party reinsurance arrangements, to lessen the negative impact on statutory capital and dividend capacity in its life insurance subsidiaries.

Our state of domicile, New York, has adopted a certain prescribed accounting practice that differs from those found in NAIC SAP. This prescribed practice is the use of continuous Commissioners Annuity Reserve Valuation Method ("CARVM") in the calculation of reserves as prescribed by the state of New York. We also have an accounting practice permitted by our state of domicile that differs from that found in NAIC SAP. Specifically, the use of a more conservative valuation interest rate on certain annuities as of December 31, 2009 and 2008, but this did not have a material impact on our consolidated financial condition or results of operations.

The effect on statutory surplus compared to NAIC statutory surplus from the use of the prescribed practice (in millions) was a decrease of:

                                   AS OF DECEMBER 31,
                                   ------------------
                                       2009   2008
                                       ----   ----
Calculation of reserves using
   continuous CARVM                    $(6)   $(10)

We are subject to certain insurance department regulatory restrictions as to the transfer of funds and the payment of dividends to LNL. Dividends cannot be declared by state of New York life insurance companies without 30-day notice to the Superintendent, who may disapprove. Dividends are paid as declared by its Board of Directors. Within these limitations, there are no restrictions placed on the portion of company profits that may be paid as ordinary dividends to stockholders. No dividends were declared in 2009 or 2008. We expect we could pay dividends of approximately $82 million in 2010 after approval from the Superintendent.

20. FAIR VALUE OF FINANCIAL INSTRUMENTS

The carrying values and estimated fair values of our financial instruments (in millions) were as follows:

                                                                    AS OF DECEMBER 31,
                                                         ---------------------------------------
                                                                2009                2008
                                                         ------------------   ------------------
                                                         CARRYING     FAIR    CARRYING     FAIR
                                                           VALUE     VALUE      VALUE     VALUE
                                                         --------   -------   --------   -------
ASSETS
AFS securities:
   Fixed maturity                                        $ 6,180    $ 6,180   $ 5,159    $ 5,159
   Equity                                                      2          2         2          2
Mortgage loans on real estate                                228        234       294        285
Other investments                                              2          2         2          2
Cash and invested cash                                        65         65        55         55
Separate account assets                                    2,263      2,263     1,690      1,690
LIABILITIES
Future contract benefits:
   GLB embedded derivative reserves                          (30)       (30)     (124)      (124)
Other contract holder funds:
   Remaining guaranteed interest and similar contracts       (81)       (81)      (71)       (71)
   Account value of certain investment contracts          (1,356)    (1,364)   (1,171)    (1,287)

VALUATION METHODOLOGIES AND ASSOCIATED INPUTS FOR FINANCIAL INSTRUMENTS NOT CARRIED AT FAIR VALUE

The following discussion outlines the methodologies and assumptions used to determine the fair value of our financial instruments not carried at fair value. Considerable judgment is required to develop these assumptions used to measure fair value. Accordingly, the estimates shown are not necessarily indicative of the amounts that would be realized in a one-time, current market exchange of all of our financial instruments.

MORTGAGE LOANS ON REAL ESTATE

The fair value of mortgage loans on real estate is established using a discounted cash flow method based on credit rating, maturity and future income. The ratings for mortgages in good standing are based on property type, location, market conditions, occupancy, debt service coverage, loan to value, quality of tenancy, borrower and payment record. The fair value for impaired mortgage loans is based on the present value of expected future cash flows discounted at the loan's effective interest rate, the loan's market price or the fair value of the collateral if the loan is collateral dependent.

OTHER INVESTMENTS

The carrying value of our assets classified as other investments on our Balance Sheets approximates their fair value. Other investments include privately held investments that are accounted for using the equity method of accounting.

OTHER CONTRACT HOLDER FUNDS

Other contract holder funds on our Balance Sheets includes remaining guaranteed interest and similar contracts and account values of certain investment contracts. The fair value for the remaining guaranteed interest and similar contracts is estimated using discounted cash flow calculations as of the balance sheet date. These calculations are based on interest rates currently offered on similar contracts with maturities that are consistent with those remaining for the contracts being valued. As of December 31, 2009, and December 31, 2008, the remaining guaranteed interest and similar contracts carrying value approximated fair value. The fair value of the account values of certain investment contracts is based on their approximate surrender value as of the balance sheet date.

FINANCIAL INSTRUMENTS CARRIED AT FAIR VALUE

We did not have any assets or liabilities measured at fair value on a nonrecurring basis as of December 31, 2009, or December 31, 2008, and we noted no changes in our valuation methodologies between these periods.

The following summarizes our financial instruments carried at fair value (in millions) on a recurring basis by the fair value hierarchy levels described above:

                                                               AS OF DECEMBER 31, 2009
                                                   -------------------------------------------------
                                                      QUOTED
                                                      PRICES
                                                    IN ACTIVE
                                                   MARKETS FOR   SIGNIFICANT   SIGNIFICANT
                                                    IDENTICAL     OBSERVABLE   UNOBSERVABLE    TOTAL
                                                      ASSETS        INPUTS        INPUTS       FAIR
                                                    (LEVEL 1)     (LEVEL 2)     (LEVEL 3)      VALUE
                                                   -----------   -----------   ------------   ------
ASSETS
Investments:
   Fixed maturity AFS securities:
      Corporate bonds                                  $ 5          $4,579         $160       $4,744
      U.S. Government bonds                             31               1           --           32
      Foreign government bonds                          --              24           --           24
      MBS:
         CMOs                                           --             646            3          649
         MPTS                                           --             247           --          247
         CMBS                                           --             167           51          218
      ABS:
         CDOs                                           --              --            3            3
      State and municipal bonds                         --             170           --          170
      Hybrid and redeemable preferred securities        --              79           14           93
   Equity AFS securities:
      Other securities                                   2              --           --            2
Cash and invested cash                                  --              65           --           65
Separate account assets                                 --           2,263           --        2,263
                                                       ---          ------         ----       ------
            Total assets                               $38          $8,241         $231       $8,510
                                                       ===          ======         ====       ======
LIABILITIES
Future contract benefits:
   GLB embedded derivative reserves                    $--          $   --         $(30)      $  (30)
                                                       ===          ======         ====       ======

                                                                 AS OF DECEMBER 31, 2008
                                                   -------------------------------------------------
                                                      QUOTED
                                                      PRICES
                                                    IN ACTIVE
                                                   MARKETS FOR   SIGNIFICANT   SIGNIFICANT
                                                    IDENTICAL     OBSERVABLE   UNOBSERVABLE    TOTAL
                                                      ASSETS        INPUTS        INPUTS       FAIR
                                                    (LEVEL 1)     (LEVEL 2)     (LEVEL 3)      VALUE
                                                   -----------   -----------   ------------   ------
ASSETS
Investments:
   Fixed maturity AFS securities:
      Corporate bonds                                  $ 5          $3,772         $ 176      $3,953
      U.S. Government bonds                             35               2            --          37
      Foreign government bonds                          --              32            --          32
      MBS:
         CMOs                                           --             625            22         647
         MPTS                                           --             169            --         169
         CMBS                                           --             165            42         207
      ABS:
         CDOs                                           --              --             4           4
      State and municipal bonds                         --              --            37          37
      Hybrid and redeemable preferred securities        --              67             6          73
   Equity AFS securities:
      Other securities                                   2              --            --           2
Cash and invested cash                                  --              55            --          55
Separate account assets                                 --           1,690            --       1,690
                                                       ---          ------         -----      ------
            Total assets                               $42          $6,577         $ 287      $6,906
                                                       ===          ======         =====      ======
LIABILITIES
Future contract benefits:
   GLB embedded derivative reserves
                                                       $--          $   --         $(124)     $ (124)
                                                       ===          ======         =====      ======

The following summarizes changes to our financial instruments carried at fair value (in millions) and classified within Level 3 of the fair value hierarchy. This summary excludes any impact of amortization of DAC, VOBA, DSI and DFEL. The gains and losses below may include changes in fair value due in part to observable inputs that are a component of the valuation methodology.

                                                                     FOR THE YEAR ENDED DECEMBER 31, 2009
                                                   --------------------------------------------------------------------
                                                                                        SALES,
                                                                ITEMS                 ISSUANCES,    TRANSFERS
                                                               INCLUDED    GAINS     MATURITIES,      IN OR
                                                   BEGINNING      IN      (LOSSES)   SETTLEMENTS,     OUT OF     ENDING
                                                     FAIR        NET         IN         CALLS,       LEVEL 3,     FAIR
                                                     VALUE      INCOME      OCI          NET          NET(1)     VALUE
                                                   ---------   --------   --------   ------------   ---------   -------
Investments:
   Fixed maturity AFS securities:
      Corporate bonds                                $ 176       $ (2)       $ 3        $  6          $(23)      $160
      MBS:
         CMOs                                           22         --         --          (1)          (18)         3
         CMBS                                           42         --         12          (3)           --         51
      ABS:
         CDOs                                            4         --          2          (3)           --          3
      State and municipal bonds                         37         --         --          (5)          (32)        --
      Hybrid and redeemable preferred securities         6         --          8          --            --         14
Future contract benefits:
   GLB embedded derivative reserves                   (124)       102         --          (8)           --        (30)
                                                     -----       ----        ---        ----          ----       ----
         Total, net                                  $ 163       $100        $25        $(14)         $(73)      $201
                                                     =====       ====        ===        ====          ====       ====

                                                                     FOR THE YEAR ENDED DECEMBER 31, 2008
                                                   --------------------------------------------------------------------
                                                                                        SALES,
                                                                ITEMS                 ISSUANCES,    TRANSFERS
                                                               INCLUDED     GAINS     MATURITIES,     IN OR
                                                   BEGINNING      IN      (LOSSES)   SETTLEMENTS,     OUT OF     ENDING
                                                      FAIR        NET        IN         CALLS,       LEVEL 3,     FAIR
                                                     VALUE      INCOME       OCI          NET         NET(1)     VALUE
                                                   ---------   --------   --------   ------------   ---------   -------
Investments:
   Fixed maturity AFS securities:
      Corporate bonds                                $220       $ (16)      $(18)        $(17)        $  7       $ 176
      Foreign government bonds                          5          --         --           (5)          --          --
      MBS:
         CMOs                                          42          (4)         1           (3)         (14)         22
         CMBS                                          60          --        (30)           7            5          42
      ABS:
         CDOs                                           7          --         (3)          --           --           4
      State and municipal bonds                        38          --         (1)          --           --          37
      Hybrid and redeemable preferred securities       --          --         --            6           --           6
Future contract benefits:
   GLB embedded derivative reserves                   (17)       (100)        --           (7)          --        (124)
                                                     ----       -----       ----         ----         ----       -----
          Total, net                                 $355       $(120)      $(51)        $(19)        $ (2)      $ 163
                                                     ====       =====       ====         ====         ====       =====

----------
(1) Transfers in or out of Level 3 for AFS are displayed at amortized cost as of the beginning-of-period. For AFS, the difference between beginning-of-period amortized cost and beginning-of-period fair value was included in OCI and earnings, respectively, in prior periods.

The following provides the components of the items included in net income, excluding any impact of amortization on DAC, VOBA, DSI and DFEL and changes in future contract benefits, (in millions) as reported above:

                                                              FOR THE YEAR ENDED DECEMBER 31, 2009
                                                   ----------------------------------------------------------
                                                                              GAINS
                                                                             (LOSSES)
                                                                           FROM SALES,    UNREALIZED
                                                   (AMORTIZATION)          MATURITIES,     HOLDING
                                                     ACCRETION,            SETTLEMENTS,     GAINS
                                                         NET        OTTI      CALLS       (LOSSES)(1)   TOTAL
                                                   --------------   ----   ------------   -----------   -----
Investments:
   Fixed maturity AFS securities:
      Corporate bonds                                   $ 3         $(5)       $--            $ --      $ (2)
Future contract benefits:
   GLB embedded derivative reserves                      --          --          1             101       102
                                                        ---         ---        ---            ----      ----
         Total, net                                     $ 3         $(5)       $ 1            $101      $100
                                                        ===         ===        ===            ====      ====

                                                              FOR THE YEAR ENDED DECEMBER 31, 2008
                                                   ----------------------------------------------------------
                                                                              GAINS
                                                                             (LOSSES)
                                                                           FROM SALES,    UNREALIZED
                                                   (AMORTIZATION)          MATURITIES,     HOLDING
                                                     ACCRETION,            SETTLEMENTS,     GAINS
                                                         NET        OTTI      CALLS       (LOSSES)(1)   TOTAL
                                                   --------------   ----   ------------   -----------   -----
Investments:
   Fixed maturity AFS securities:
      Corporate bonds                                    $ 2        $(18)      $--           $  --      $ (16)
      MBS:
         CMOs                                             --          (4)       --              --         (4)
Future contract benefits:
   GLB embedded derivative reserves                       --          --        --            (100)      (100)
                                                         ---        ----       ---           -----      -----
         Total, net                                      $ 2        $(22)      $--           $(100)     $(120)
                                                         ===        ====       ===           =====      =====

----------
(1) This change in unrealized gains or losses relates to assets and liabilities that we still held as of December 31, 2009 or 2008, as applicable.

21. SEGMENT INFORMATION

We provide products and services in two operating businesses and report results through four business segments as follows:

BUSINESS               CORRESPONDING SEGMENTS
--------------------   -------------------------------
Retirement Solutions   Annuities Defined Contribution
Insurance Solutions    Life Insurance Group Protection

We also have Other Operations, which includes the financial data for operations that are not directly related to the business segments. Our reporting segments reflect the manner by which our chief operating decision makers view and manage the business. The following is a brief description of these segments and Other Operations.

RETIREMENT SOLUTIONS

The Retirement Solutions business provides its products through two segments:
Annuities and Defined Contribution. The Retirement Solutions - Annuities segment provides tax-deferred investment growth and lifetime income opportunities for its clients by offering individual fixed annuities, including indexed annuities and variable annuities. The Retirement Solutions - Defined Contribution segment provides employer-sponsored variable and fixed annuities and mutual-fund based programs in the 401(k), 403(b) and 457 marketplaces.

INSURANCE SOLUTIONS

The Insurance Solutions business provides its products through two segments:
Life Insurance and Group Protection. The Insurance Solutions - Life Insurance segment offers wealth protection and transfer opportunities through term insurance, a linked-benefit product (which is a UL policy linked with riders that provide for long-term care costs) and both single and sur-vivorship versions of UL and VUL, including corporate-owned UL and VUL insurance and bank-owned UL and VUL insurance products. The Insurance Solutions - Group Protection segment offers group life, disability and dental insurance to employers, and its products are marketed primarily through a national distribution system of regional group offices. These offices develop business through employee benefit brokers, third-party administrators and other employee benefit firms.

OTHER OPERATIONS

Other Operations includes investments related to excess capital, other corporate investments and benefit plan net liability.

Segment operating revenues and income from operations are internal measures used by our management and Board of Directors to evaluate and assess the results of our segments. Income from operations is GAAP net income excluding the after-tax effects of the following items, as applicable:

- Realized gains and losses associated with the following ("excluded realized loss"):

     -    Sale or disposal of securities;

     -    Impairments of securities;

     - Change in the fair value of embedded derivatives within certain reinsurance arrangements; and

     -    Change in the GLB embedded derivative reserves.

- Change in reserves accounted for under the Financial Services - Insurance - Claim Costs and Liabilities for Future Policy Benefits Subtopic of the FASB ASC resulting from benefit ratio unlocking on our GDB and GLB riders ("benefit ratio unlocking");

-    Income from the initial adoption of new accounting standards;

- Income from reserve changes (net of related amortization) on business sold through reinsurance;

-    Gain (loss) on early extinguishment of debt;

-    Losses from the impairment of intangible assets; and

-    Income from discontinued operations.

Operating revenues represent GAAP revenues excluding the pre-tax effects of the following items, as applicable:

-    Excluded realized loss;

- Amortization of DFEL arising from changes in GDB and GLB benefit ratio unlocking;

- Amortization of deferred gains arising from the reserve changes on business sold through reinsurance; and

-    Revenue adjustments from the initial adoption of new accounting standards.

We use our prevailing corporate federal income tax rate of 35% while taking into account any permanent differences for events recognized differently in our financial statements and federal income tax returns when reconciling our non-GAAP measures to the most comparable GAAP measure. Operating revenues and income from operations do not replace revenues and net income as the GAAP measures of our results of operations.

Segment information (in millions) was as follows:

                                      FOR THE YEARS ENDED
                                          DECEMBER 31,
                                      -------------------
                                      2009    2008   2007
                                      ----   -----   ----
REVENUES
Operating revenues:
   Retirement Solutions:
      Annuities                       $ 99   $  96   $110
      Defined Contribution              52      52     54
                                      ----   -----   ----
         Total Retirement Solutions    151     148    164
                                      ----   -----   ----
   Insurance Solutions:
      Life Insurance                   550     531    481
      Group Protection                  48      39     29
                                      ----   -----   ----
         Total Insurance Solutions     598     570    510
                                      ----   -----   ----
   Other Operations                     20      25     19
Excluded realized loss, pre-tax        (68)   (100)   (25)
                                      ----   -----   ----
            Total revenues            $701   $ 643   $668
                                      ====   =====   ====

                                      FOR THE YEARS ENDED
                                          DECEMBER 31,
                                      -------------------
                                      2009   2008   2007
                                      ----   ----   ----
NET INCOME
Income from operations:
   Retirement Solutions:
      Annuities                       $ 22   $  3   $ 19
      Defined Contribution               3      4      3
                                      ----   ----   ----
         Total Retirement Solutions     25      7     22
                                      ----   ----   ----
   Insurance Solutions:
      Life Insurance                    80     75     82
      Group Protection                  --      2      1
                                      ----   ----   ----
         Total Insurance Solutions      80     77     83
                                      ----   ----   ----
   Other Operations                     12     17     13
Excluded realized loss, after-tax      (44)   (65)   (16)
                                      ----   ----   ----
            Net income                $ 73   $ 36   $102
                                      ====   ====   ====

                                      FOR THE YEARS ENDED
                                         DECEMBER 31,
                                      -------------------
                                      2009   2008   2007
                                      ----   ----   ----
NET INVESTMENT INCOME
Retirement Solutions:
   Annuities                          $ 62   $ 57   $ 58
   Defined Contribution                 48     48     49
                                      ----   ----   ----
      Total Retirement Solutions       110    105    107
                                      ----   ----   ----
Insurance Solutions:
   Life Insurance                      274    262    233
   Group Protection                      4      3      2
                                      ----   ----   ----
      Total Insurance Solutions        278    265    235
                                      ----   ----   ----
Other Operations                        20     25     19
                                      ----   ----   ----
         Total net investment income  $408   $395   $361
                                      ====   ====   ====

                                      FOR THE YEARS ENDED
                                          DECEMBER 31,
                                      -------------------
                                      2009   2008   2007
                                      ----   ----   ----
AMORTIZATION OF DAC AND
   VOBA, NET OF INTEREST
Retirement Solutions:
   Annuities                           $10    $31    $12
   Defined Contribution                  7      5      5
                                       ---    ---    ---
      Total Retirement Solutions        17     36     17
                                       ---    ---    ---
Insurance Solutions:
   Life Insurance                       66     51     49
   Group Protection                      2      1      1
                                       ---    ---    ---
      Total Insurance Solutions         68     52     50
                                       ---    ---    ---
         Total amortization of
            DAC and VOBA,
            net of interest            $85    $88    $67
                                       ===    ===    ===

                                      FOR THE YEARS ENDED
                                          DECEMBER 31,
                                      -------------------
                                      2009   2008   2007
                                      ----   ----   ----
FEDERAL INCOME TAX EXPENSE
Retirement Solutions:
   Annuities                          $  8   $ (3)  $ 7
   Defined Contribution                  2      2     1
                                      ----   ----   ---
      Total Retirement Solutions        10     (1)    8
                                      ----   ----   ---
Insurance Solutions:
   Life Insurance                       43     40    45
   Group Protection                     --      1     1
                                      ----   ----   ---
      Total Insurance Solutions         43     41    46
                                      ----   ----   ---
Other Operations                         6      9     7
Excluded realized loss                 (24)   (35)   (9)
                                      ----   ----   ---
         Total federal income
            tax expense               $ 35   $ 14   $52
                                      ====   ====   ===

                                      AS OF DECEMBER 31,
                                      ------------------
                                         2009     2008
                                       -------   ------
ASSETS
Retirement Solutions:
   Annuities                           $ 3,187   $2,632
   Defined Contribution                  1,253    1,055
                                       -------   ------
      Total Retirement Solutions         4,440    3,687
                                       -------   ------
Insurance Solutions:
   Life Insurance                        6,076    5,671
   Group Protection                         77       57
                                       -------   ------
      Total Insurance Solutions          6,153    5,728
                                       -------   ------
Other Operations                           311      266
                                       -------   ------
         Total                         $10,904   $9,681
                                       =======   ======

22. SUPPLEMENTAL DISCLOSURES OF CASH FLOW DATA

The following summarizes our supplemental cash flow data (in millions):

                                       FOR THE YEARS ENDED
                                          DECEMBER 31,
                                      ---------------------
                                      2009   2008     2007
                                      ----   ----   -------
Income taxes paid (received)          $(9)    $40   $    (7)
                                      ===     ===   =======
Significant non-cash investing
   and financing transactions:
   Business combinations:
      Fair value of assets acquired
         (includes cash and
         invested cash)               $--     $--   $    (1)
      Fair value of liabilities
         assumed                       --      --        --
                                      ---     ---   -------
            Total purchase price      $--     $--   $    (1)
                                      ===     ===   =======
   Reinsurance assumption
      from LNL:
      Assets contributed              $--     $--   $ 3,488
      Liabilities contributed          --      --    (2,784)
                                      ---     ---   -------
         Total capital contribution   $--     $--   $   704
                                      ===     ===   =======

23. TRANSACTIONS WITH AFFILIATES

Transactions with affiliates (in millions) recorded on our financial statements were as follows:


                                      AS OF DECEMBER 31,
                                      ------------------
                                          2009   2008
                                          ----   ----
Assets with affiliates:
   Service agreement receivable(1)         $16   $  1
Liabilities with affiliates:
   Reinsurance future contract
      benefits on ceded reinsurance
      contracts(2)                          57    149

                                      FOR THE YEARS ENDED
                                           DECEMBER 31,
                                      -------------------
                                      2009   2008   2007
                                      ----   ----   ----
Revenues with affiliates:
   Premiums paid on ceded
      reinsurance contracts(3)        $(17)  $(15)  $(12)
   Fees for management of
      general account(4)                (4)    (4)    (4)
Benefits and expenses
   with affiliates:
   Service agreement payments(5)        59     59     54

----------
(1)  Reported in other assets on our Balance Sheets.

(2)  Reported in future contract benefits on our Balance Sheets.

(3)  Reported in insurance premiums on our Statements of Income.

(4)  Reported in net investment income on our Statements of Income.

(5) Reported in underwriting, acquisition, insurance and other expenses on our Statements of Income.

SERVICE AGREEMENT

In accordance with service agreements with LNL and certain of its affiliates for personnel and facilities usage, general management services and investment management services, we receive services from and provide services to affiliated companies and also receive an allocation of corporate overhead from LNC. Corporate overhead expenses are assigned based on specific methodologies for each function. The majority of the expenses are assigned based on the following methodologies: assets by product, assets under management, weighted number of policy applications, weighted policies in force and sales.

FEES FOR MANAGEMENT OF GENERAL ACCOUNT

Delaware Management Holdings ("Delaware") is responsible for the management of our general account investments. On January 4, 2010, LNC closed on a purchase and sale agreement pursuant to which all of the outstanding capital stock of Delaware was sold. In addition, we entered into investment advisory agreements with Delaware, pursuant to which Delaware will continue to manage the majority of our general account insurance assets.

CEDED REINSURANCE CONTRACTS

We cede business to two affiliated companies, LNL and Lincoln National Reinsurance Company (Barbados) Ltd.

               LINCOLN NEW YORK ACCOUNT N FOR VARIABLE ANNUITIES

STATEMENTS OF ASSETS AND LIABILITIES
DECEMBER 31, 2009

                                                                                                        MORTALITY &
                                                                                                         EXPENSE
                                                            CONTRACT                     CONTRACT        GUARANTEE
                                                           PURCHASES                    REDEMPTIONS      CHARGES
                                                           DUE FROM                        DUE TO      PAYABLE TO
                                                         LINCOLN LIFE &                LINCOLN LIFE &  LINCOLN LIFE &
                                                            ANNUITY                       ANNUITY         ANNUITY
                                                            COMPANY                       COMPANY         COMPANY
SUBACCOUNT                                  INVESTMENTS   OF NEW YORK    TOTAL ASSETS   OF NEW YORK     OF NEW YORK    NET ASSETS
----------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Capital Appreciation               $   179,694     $    --       $   179,694      $    --         $    8      $   179,686
AIM V.I. Capital Appreciation Class II           86,258          --            86,258           --              4           86,254
AIM V.I. Core Equity                            533,478          --           533,478           --             22          533,456
AIM V.I. Core Equity Class II                    16,484          --            16,484           --              1           16,483
AIM V.I. International Growth                   114,510          --           114,510           --              4          114,506
AIM V.I. International Growth Class II          205,636          --           205,636           --              9          205,627
ABVPSF Global Thematic Growth Class B         1,767,878          --         1,767,878       32,889             79        1,734,910
ABVPSF Growth and Income Class B              6,786,946          --         6,786,946           37            303        6,786,606
ABVPSF International Value Class B            8,023,887          --         8,023,887           81            365        8,023,441
ABVPSF Large Cap Growth Class B                 870,338          --           870,338           --             37          870,301
ABVPSF Small/Mid Cap Value Class B            6,441,714          --         6,441,714           16            296        6,441,402
American Century VP Inflation Protection
   Class 2                                   22,523,584      70,957        22,594,541           --          1,006       22,593,535
American Funds Global Growth Class 2         15,848,985          --        15,848,985          508            742       15,847,735
American Funds Global Small
   Capitalization Class 2                    14,050,683          --        14,050,683       13,776            639       14,036,268
American Funds Growth Class 2                84,581,230          --        84,581,230        5,971          3,880       84,571,379
American Funds Growth-Income Class 2         76,914,059          --        76,914,059          661          3,523       76,909,875
American Funds International Class 2         43,090,088          --        43,090,088          369          1,943       43,087,776
BlackRock Global Allocation V.I. Class III    1,848,825      80,139         1,928,964           --             89        1,928,875
Delaware VIP Diversified Income Service
   Class                                     30,284,347      87,670        30,372,017           --          1,356       30,370,661
Delaware VIP Emerging Markets Service
   Class                                     14,713,789         246        14,714,035           --            660       14,713,375
Delaware VIP High Yield                         659,266          --           659,266           --             25          659,241
Delaware VIP High Yield Service Class        14,029,759          --        14,029,759           58            619       14,029,082
Delaware VIP Limited-Term Diversified
   Income Service Class                       5,931,790      27,108         5,958,898           --            253        5,958,645
Delaware VIP REIT                               799,018          --           799,018          190             31          798,797
Delaware VIP REIT Service Class               8,788,565          --         8,788,565            2            404        8,788,159
Delaware VIP Small Cap Value                    936,488          --           936,488        1,823             37          934,628
Delaware VIP Small Cap Value Service Class   14,569,904          --        14,569,904       41,746            690       14,527,468
Delaware VIP Trend                              492,887          --           492,887           --             19          492,868
Delaware VIP Trend Service Class              3,989,416          --         3,989,416            1            182        3,989,233
Delaware VIP U.S. Growth Service Class        1,955,604          --         1,955,604           14             82        1,955,508
Delaware VIP Value                              263,729          --           263,729           --             10          263,719
Delaware VIP Value Service Class              6,955,994          --         6,955,994           --            318        6,955,676
DWS VIP Alternative Asset Allocation Plus
   Class B                                       49,772          --            49,772           --              2           49,770
DWS VIP Equity 500 Index Class A              2,932,683          --         2,932,683       32,871            126        2,899,686
DWS VIP Equity 500 Index Class B              3,362,254          --         3,362,254           --            150        3,362,104
DWS VIP Small Cap Index Class A                 699,376          --           699,376       35,508             30          663,838
DWS VIP Small Cap Index Class B               1,868,757          --         1,868,757           --             88        1,868,669
Fidelity VIP Contrafund Service Class 2      34,238,747          --        34,238,747          560          1,586       34,236,601
Fidelity VIP Equity-Income                      661,424          --           661,424           --             26          661,398
Fidelity VIP Equity-Income Service Class 2    2,192,607          --         2,192,607            6             95        2,192,506
Fidelity VIP Growth                             223,548          --           223,548           --              9          223,539
Fidelity VIP Growth Service Class 2           2,491,149          --         2,491,149       28,748            110        2,462,291
Fidelity VIP Mid Cap Service Class 2         17,638,060          --        17,638,060       16,662            811       17,620,587
Fidelity VIP Overseas                            99,123          --            99,123           --              4           99,119
Fidelity VIP Overseas Service Class 2         4,391,235          --         4,391,235       40,645            191        4,350,399
FTVIPT Franklin Income Securities Class 2    22,358,561          --        22,358,561          241          1,030       22,357,290

See accompanying notes.

                                                                                                          MORTALITY &
                                                                                                           EXPENSE
                                                              CONTRACT                      CONTRACT      GUARANTEE
                                                             PURCHASES                     REDEMPTIONS     CHARGES
                                                             DUE FROM                        DUE TO       PAYABLE TO
                                                           LINCOLN LIFE &                LINCOLN LIFE &  LINCOLN LIFE &
                                                              ANNUITY                        ANNUITY       ANNUITY
                                                              COMPANY                        COMPANY       COMPANY
SUBACCOUNT                                    INVESTMENTS   OF NEW YORK    TOTAL ASSETS    OF NEW YORK    OF NEW YORK    NET ASSETS
------------------------------------------------------------------------------------------------------------------------------------
FTVIPT Franklin Small-Mid Cap Growth
   Securities Class 2                         $ 7,975,707     $      --     $ 7,975,707     $     90         $  375      $ 7,975,242
FTVIPT Mutual Shares Securities Class 2        14,670,258            --      14,670,258        6,100            663       14,663,495
FTVIPT Templeton Global Bond Securities
   Class 2                                     16,700,482            38      16,700,520           --            758       16,699,762
FTVIPT Templeton Growth Securities
   Class 2                                      5,558,991            --       5,558,991       35,933            252        5,522,806
Goldman Sachs VIT Growth & Income
   Service Class                                  119,038            --         119,038           --              3          119,035
Janus Aspen Series Balanced Service Shares        742,800            --         742,800           --             32          742,768
Janus Aspen Series Enterprise Service Shares      765,326            --         765,326           --             33          765,293
Janus Aspen Series Worldwide Service Shares        17,208            --          17,208           --              1           17,207
LVIP Baron Growth Opportunities
   Service Class                                5,229,440            --       5,229,440          133            248        5,229,059
LVIP Capital Growth Service Class                 886,668            --         886,668           --             34          886,634
LVIP Cohen & Steers Global Real Estate
   Service Class                                4,093,210            --       4,093,210            5            185        4,093,020
LVIP Columbia Value Opportunities Service
   Class                                          436,302            --         436,302        4,796             21          431,485
LVIP Delaware Bond                             14,195,236            --      14,195,236       54,277            600       14,140,359
LVIP Delaware Bond Service Class               43,860,595        21,708      43,882,303           --          1,956       43,880,347
LVIP Delaware Foundation Aggressive
   Allocation                                     438,604            --         438,604           --             18          438,586
LVIP Delaware Foundation Aggressive
   Allocation Service Class                     3,426,073            --       3,426,073           --            158        3,425,915
LVIP Delaware Growth and Income Service
   Class                                        1,178,140            --       1,178,140           --             52        1,178,088
LVIP Delaware Social Awareness                    887,736            --         887,736           --             38          887,698
LVIP Delaware Social Awareness
   Service Class                                2,474,366            --       2,474,366           21            105        2,474,240
LVIP Delaware Special Opportunities
   Service Class                                1,208,253            --       1,208,253           --             57        1,208,196
LVIP Global Income Service Class                1,348,536        11,000       1,359,536           --             67        1,359,469
LVIP Janus Capital Appreciation                   160,897            --         160,897       35,306              7          125,584
LVIP Janus Capital Appreciation Service Class   1,450,225            --       1,450,225            3             69        1,450,153
LVIP Marsico International Growth
   Service Class                                2,021,294            --       2,021,294           17             91        2,021,186
LVIP MFS Value Service Class                    4,580,903            --       4,580,903           --            203        4,580,700
LVIP Mid-Cap Value Service Class                1,882,363            --       1,882,363            5             88        1,882,270
LVIP Mondrian International Value               2,267,823            --       2,267,823           --             97        2,267,726
LVIP Mondrian International Value Service
   Class                                        8,335,521           296       8,335,817           --            376        8,335,441
LVIP Money Market                               6,051,469       348,006       6,399,475           --            250        6,399,225
LVIP Money Market Service Class                17,476,028            --      17,476,028      295,108            779       17,180,141
LVIP SSgA Bond Index Service Class             14,399,178        14,235      14,413,413           --            661       14,412,752
LVIP SSgA Developed International 150
   Service Class                                2,235,694           754       2,236,448           --            104        2,236,344
LVIP SSgA Emerging Markets 100
   Service Class                                3,860,675            --       3,860,675        1,073            177        3,859,425
LVIP SSgA International Index Service Class     3,009,953           226       3,010,179           --            139        3,010,040
LVIP SSgA Large Cap 100 Service Class           4,732,647            --       4,732,647        1,789            220        4,730,638
LVIP SSgA S&P 500 Index                           161,402            --         161,402           --              8          161,394
LVIP SSgA S&P 500 Index Service Class           9,791,894            --       9,791,894        1,377            440        9,790,077

See accompanying notes.

                                                                                                        MORTALITY &
                                                                                                         EXPENSE
                                                            CONTRACT                      CONTRACT      GUARANTEE
                                                           PURCHASES                     REDEMPTIONS     CHARGES
                                                           DUE FROM                        DUE TO       PAYABLE TO
                                                         LINCOLN LIFE &                LINCOLN LIFE &  LINCOLN LIFE &
                                                            ANNUITY                        ANNUITY       ANNUITY
                                                            COMPANY                        COMPANY       COMPANY
SUBACCOUNT                                  INVESTMENTS   OF NEW YORK    TOTAL ASSETS    OF NEW YORK    OF NEW YORK    NET ASSETS
----------------------------------------------------------------------------------------------------------------------------------
LVIP SSgA Small-Cap Index Service Class     $3,409,335        $ --        $ 3,409,335      $    90         $  155      $ 3,409,090
LVIP SSgA Small-Mid Cap 200
   Service Class                             1,440,985          --          1,440,985          301             68        1,440,616
LVIP T. Rowe Price Growth Stock
   Service Class                             1,367,030          --          1,367,030           --             67        1,366,963
LVIP T. Rowe Price Structured
   Mid-Cap Growth                              118,985          --            118,985        4,827              5          114,153
LVIP T. Rowe Price Structured Mid-Cap
   Growth Service Class                      1,929,676          --          1,929,676        3,986             92        1,925,598
LVIP Templeton Growth Service Class          3,688,754          --          3,688,754           21            170        3,688,563
LVIP Turner Mid-Cap Growth Service Class     1,065,869          --          1,065,869           --             51        1,065,818
LVIP Wells Fargo Intrinsic Value
   Service Class                             1,307,243          --          1,307,243           --             63        1,307,180
LVIP Wilshire 2010 Profile Service Class       822,822          --            822,822           --             38          822,784
LVIP Wilshire 2020 Profile Service Class       466,962          --            466,962           --             22          466,940
LVIP Wilshire 2030 Profile Service Class       477,985          --            477,985           --             21          477,964
LVIP Wilshire 2040 Profile Service Class       128,593          --            128,593           --              6          128,587
LVIP Wilshire Aggressive Profile Service
   Class                                     3,278,946          --          3,278,946           --            146        3,278,800
LVIP Wilshire Conservative Profile Service
   Class                                     9,465,968          --          9,465,968           --            451        9,465,517
LVIP Wilshire Moderate Profile Service
   Class                                    32,191,832          --         32,191,832       12,530          1,434       32,177,868
LVIP Wilshire Moderately Aggressive
   Profile Service Class                    14,125,341          --         14,125,341           90            643       14,124,608
MFS VIT Core Equity Service Class               91,491          --             91,491           --              4           91,487
MFS VIT Growth                                 163,108          --            163,108           --              6          163,102
MFS VIT Growth Service Class                   310,712          --            310,712           --             14          310,698
MFS VIT Total Return                         1,087,786          --          1,087,786           --             42        1,087,744
MFS VIT Total Return Service Class          15,293,116          --         15,293,116           68            691       15,292,357
MFS VIT Utilities                              621,967          --            621,967           --             24          621,943
MFS VIT Utilities Service Class             10,674,426          --         10,674,426       61,213            484       10,612,729
NB AMT Mid-Cap Growth                        4,114,172          --          4,114,172           10            186        4,113,976
NB AMT Regency                               5,108,849         612          5,109,461           --            231        5,109,230
PIMCO VIT Commodity Real Return
   Advisor Class                               304,163          --            304,163           --             13          304,150
Putnam VT Global Health Care Class IB          160,290          --            160,290       36,748              6          123,536
Putnam VT Growth & Income Class IB              51,859          --             51,859           --              2           51,857

See accompanying notes.

                      [THIS PAGE INTENTIONALLY LEFT BLANK]

STATEMENTS OF OPERATIONS
YEAR ENDED DECEMBER 31, 2009

                                                             DIVIDENDS
                                                               FROM       MORTALITY AND         NET
                                                            INVESTMENT       EXPENSE         INVESTMENT
SUBACCOUNT                                                    INCOME    GUARANTEE CHARGES  INCOME (LOSS)
--------------------------------------------------------------------------------------------------------
AIM V.I. Capital Appreciation                               $    1,032     $    (2,508)     $   (1,476)
AIM V.I. Capital Appreciation Class II                             215          (1,183)           (968)
AIM V.I. Core Equity                                             8,720          (7,434)          1,286
AIM V.I. Core Equity Class II                                      232            (354)           (122)
AIM V.I. International Growth                                    1,510          (1,755)           (245)
AIM V.I. International Growth Class II                           2,480          (2,705)           (225)
ABVPSF Global Thematic Growth Class B                               --         (24,888)        (24,888)
ABVPSF Growth and Income Class B                               225,111        (101,235)        123,876
ABVPSF International Value Class B                              77,272        (114,819)        (37,547)
ABVPSF Large Cap Growth Class B                                     --         (12,213)        (12,213)
ABVPSF Small/Mid Cap Value Class B                              35,871         (77,136)        (41,265)
American Century VP Inflation Protection Class 2               313,471        (292,185)         21,286
American Funds Global Growth Class 2                           189,184        (219,343)        (30,159)
American Funds Global Small Capitalization Class 2              31,509        (172,901)       (141,392)
American Funds Growth Class 2                                  480,358      (1,232,008)       (751,650)
American Funds Growth-Income Class 2                         1,083,397      (1,146,894)        (63,497)
American Funds International Class 2                           562,749        (599,710)        (36,961)
BlackRock Global Allocation V.I. Class III                      20,912          (6,497)         14,415
Delaware VIP Diversified Income Service Class                1,277,146        (376,238)        900,908
Delaware VIP Emerging Markets Service Class                    103,151        (190,139)        (86,988)
Delaware VIP High Yield                                         52,364          (9,401)         42,963
Delaware VIP High Yield Service Class                          835,518        (185,641)        649,877
Delaware VIP Limited-Term Diversified Income Service Class     125,326         (58,701)         66,625
Delaware VIP REIT                                               32,107          (9,382)         22,725
Delaware VIP REIT Service Class                                318,732        (120,254)        198,478
Delaware VIP Small Cap Value                                     8,524         (12,011)         (3,487)
Delaware VIP Small Cap Value Service Class                      81,905        (208,378)       (126,473)
Delaware VIP Trend                                                  --          (5,964)         (5,964)
Delaware VIP Trend Service Class                                    --         (54,094)        (54,094)
Delaware VIP U.S. Growth Service Class                              --         (25,035)        (25,035)
Delaware VIP Value                                               6,866          (3,400)          3,466
Delaware VIP Value Service Class                               179,677        (100,134)         79,543
DWS VIP Alternative Asset Allocation Plus Class B                   --            (158)           (158)
DWS VIP Equity 500 Index Class A                                80,240         (42,822)         37,418
DWS VIP Equity 500 Index Class B                                85,817         (51,422)         34,395
DWS VIP Small Cap Index Class A                                 11,900          (9,777)          2,123
DWS VIP Small Cap Index Class B                                 28,603         (30,015)         (1,412)
Fidelity VIP Contrafund Service Class 2                        344,212        (479,201)       (134,989)
Fidelity VIP Equity-Income                                      13,670          (8,654)          5,016
Fidelity VIP Equity-Income Service Class 2                      40,034         (31,532)          8,502
Fidelity VIP Growth                                                885          (2,808)         (1,923)
Fidelity VIP Growth Service Class 2                              4,390         (34,973)        (30,583)
Fidelity VIP Mid Cap Service Class 2                            68,873        (235,530)       (166,657)
Fidelity VIP Overseas                                            1,877          (1,374)            503
Fidelity VIP Overseas Service Class 2                           74,754         (61,756)         12,998
FTVIPT Franklin Income Securities Class 2                    1,542,544        (318,640)      1,223,904
FTVIPT Franklin Small-Mid Cap Growth Securities Class 2             --        (108,611)       (108,611)
FTVIPT Mutual Shares Securities Class 2                        236,489        (198,004)         38,485
FTVIPT Templeton Global Bond Securities Class 2              2,191,652        (250,694)      1,940,958
FTVIPT Templeton Growth Securities Class 2                     159,767         (82,450)         77,317
Goldman Sachs VIT Growth & Income Service Class                  1,461            (190)          1,271
Janus Aspen Series Balanced Service Shares                      18,275         (11,264)          7,011
Janus Aspen Series Enterprise Service Shares                        --         (10,270)        (10,270)
Janus Aspen Series Worldwide Service Shares                        185            (230)            (45)
LVIP Baron Growth Opportunities Service Class                       --         (71,178)        (71,178)
LVIP Capital Growth Service Class                                  471         (10,014)         (9,543)
LVIP Cohen & Steers Global Real Estate Service Class                --         (46,809)        (46,809)

See accompanying notes.

                                                                     DIVIDENDS                      NET CHANGE      NET INCREASE
                                                                        FROM          TOTAL        IN UNREALIZED     (DECREASE)
                                                     NET REALIZED   NET REALIZED   NET REALIZED   APPRECIATION OR   IN NET ASSETS
                                                      GAIN (LOSS)     GAIN ON      GAIN (LOSS)     DEPRECIATION       RESULTING
SUBACCOUNT                                          ON INVESTMENTS  INVESTMENTS   ON INVESTMENTS  ON INVESTMENTS   FROM OPERATIONS
----------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Capital Appreciation                        $   (21,763)     $     --     $   (21,763)     $    51,247      $    28,008
AIM V.I. Capital Appreciation Class II                    (5,090)           --          (5,090)          19,542           13,484
AIM V.I. Core Equity                                     (40,330)           --         (40,330)         151,404          112,360
AIM V.I. Core Equity Class II                             (5,129)           --          (5,129)          10,266            5,015
AIM V.I. International Growth                             12,104            --          12,104           15,010           26,869
AIM V.I. International Growth Class II                    (5,084)           --          (5,084)          53,481           48,172
ABVPSF Global Thematic Growth Class B                   (229,465)           --        (229,465)         859,430          605,077
ABVPSF Growth and Income Class B                        (954,027)           --        (954,027)       1,885,399        1,055,248
ABVPSF International Value Class B                    (1,352,368)           --      (1,352,368)       3,421,677        2,031,762
ABVPSF Large Cap Growth Class B                          (41,953)           --         (41,953)         289,042          234,876
ABVPSF Small/Mid Cap Value Class B                      (292,488)      189,211        (103,277)       1,843,799        1,699,257
American Century VP Inflation Protection Class 2         (94,955)           --         (94,955)       1,393,615        1,319,946
American Funds Global Growth Class 2                    (750,046)           --        (750,046)       5,184,204        4,403,999
American Funds Global Small Capitalization Class 2    (1,182,554)           --      (1,182,554)       6,067,568        4,743,622
American Funds Growth Class 2                         (5,334,396)           --      (5,334,396)      30,149,481       24,063,435
American Funds Growth-Income Class 2                  (4,687,592)           --      (4,687,592)      23,033,418       18,282,329
American Funds International Class 2                  (2,052,379)      191,643      (1,860,736)      14,528,917       12,631,220
BlackRock Global Allocation V.I. Class III                 4,166            --           4,166           29,862           48,443
Delaware VIP Diversified Income Service Class            126,053            --         126,053        4,063,317        5,090,278
Delaware VIP Emerging Markets Service Class             (987,903)      437,421        (550,482)       7,122,221        6,484,751
Delaware VIP High Yield                                  (20,731)           --         (20,731)         231,460          253,692
Delaware VIP High Yield Service Class                   (363,546)           --        (363,546)       4,080,994        4,367,325
Delaware VIP Limited-Term Diversified Income
   Service Class                                          40,414            --          40,414          241,039          348,078
Delaware VIP REIT                                       (144,682)           --        (144,682)         261,418          139,461
Delaware VIP REIT Service Class                       (2,450,016)           --      (2,450,016)       3,837,716        1,586,178
Delaware VIP Small Cap Value                             (42,546)           --         (42,546)         275,519          229,486
Delaware VIP Small Cap Value Service Class              (941,150)           --        (941,150)       4,419,825        3,352,202
Delaware VIP Trend                                       (46,771)           --         (46,771)         232,740          180,005
Delaware VIP Trend Service Class                        (332,900)           --        (332,900)       1,800,688        1,413,694
Delaware VIP U.S. Growth Service Class                   (66,588)           --         (66,588)         650,994          559,371
Delaware VIP Value                                       (66,986)           --         (66,986)          98,081           34,561
Delaware VIP Value Service Class                        (827,397)           --        (827,397)       1,653,162          905,308
DWS VIP Alternative Asset Allocation Plus Class B             22            --              22            1,416            1,280
DWS VIP Equity 500 Index Class A                        (113,485)           --        (113,485)         685,839          609,772
DWS VIP Equity 500 Index Class B                        (165,350)           --        (165,350)         852,327          721,372
DWS VIP Small Cap Index Class A                          (69,267)       44,631         (24,636)         164,575          142,062
DWS VIP Small Cap Index Class B                         (258,964)      123,186        (135,778)         544,162          406,972
Fidelity VIP Contrafund Service Class 2               (2,959,808)        8,368      (2,951,440)      11,546,033        8,459,604
Fidelity VIP Equity-Income                              (112,701)           --        (112,701)         258,402          150,717
Fidelity VIP Equity-Income Service Class 2              (355,397)           --        (355,397)         844,827          497,932
Fidelity VIP Growth                                       (8,492)          174          (8,318)          58,692           48,451
Fidelity VIP Growth Service Class 2                     (235,015)        1,951        (233,064)         774,626          510,979
Fidelity VIP Mid Cap Service Class 2                  (1,299,434)       80,197      (1,219,237)       5,868,582        4,482,688
Fidelity VIP Overseas                                    (11,492)          306         (11,186)          29,669           18,986
Fidelity VIP Overseas Service Class 2                   (321,747)       12,670        (309,077)       1,180,039          883,960
FTVIPT Franklin Income Securities Class 2             (1,129,841)           --      (1,129,841)       5,534,470        5,628,533
FTVIPT Franklin Small-Mid Cap Growth
   Securities Class 2                                   (425,443)           --        (425,443)       2,796,528        2,262,474
FTVIPT Mutual Shares Securities Class 2                 (769,281)           --        (769,281)       3,455,495        2,724,699
FTVIPT Templeton Global Bond Securities Class 2          117,257            --         117,257          312,385        2,370,600
FTVIPT Templeton Growth Securities Class 2              (585,864)           --        (585,864)       1,804,892        1,296,345
Goldman Sachs VIT Growth & Income Service Class              393            --             393            2,947            4,611
Janus Aspen Series Balanced Service Shares               (26,599)       23,945          (2,654)         126,016          130,373
Janus Aspen Series Enterprise Service Shares              (5,364)           --          (5,364)         251,936          236,302
Janus Aspen Series Worldwide Service Shares               (1,284)           --          (1,284)           5,861            4,532
LVIP Baron Growth Opportunities Service Class           (379,336)           --        (379,336)       1,758,334        1,307,820
LVIP Capital Growth Service Class                        (71,567)           --         (71,567)         266,740          185,630
LVIP Cohen & Steers Global Real Estate
   Service Class                                        (288,885)           --        (288,885)       1,333,093          997,399

                                                      DIVIDENDS
                                                        FROM       MORTALITY AND         NET
                                                     INVESTMENT       EXPENSE         INVESTMENT
SUBACCOUNT                                             INCOME    GUARANTEE CHARGES  INCOME (LOSS)
-------------------------------------------------------------------------------------------------
LVIP Columbia Value Opportunities Service Class      $    1,262      $  (5,958)      $   (4,696)
LVIP Delaware Bond                                      587,871       (226,057)         361,814
LVIP Delaware Bond Service Class                      1,596,311       (562,860)       1,033,451
LVIP Delaware Foundation Aggressive Allocation            6,738         (6,150)             588
LVIP Delaware Foundation Aggressive Allocation
   Service Class                                         43,709        (49,421)          (5,712)
LVIP Delaware Growth and Income Service Class             7,963        (13,206)          (5,243)
LVIP Delaware Social Awareness                            5,440        (11,832)          (6,392)
LVIP Delaware Social Awareness Service Class              7,801        (33,595)         (25,794)
LVIP Delaware Special Opportunities Service Class         6,547        (12,006)          (5,459)
LVIP Global Income Service Class                         15,395         (4,909)          10,486
LVIP Janus Capital Appreciation                           1,184         (2,290)          (1,106)
LVIP Janus Capital Appreciation Service Class            10,372        (19,720)          (9,348)
LVIP Marsico International Growth Service Class          11,540        (26,758)         (15,218)
LVIP MFS Value Service Class                             46,298        (51,594)          (5,296)
LVIP Mid-Cap Value Service Class                          4,395        (23,694)         (19,299)
LVIP Mondrian International Value                        66,894        (31,425)          35,469
LVIP Mondrian International Value Service Class         227,257       (119,183)         108,074
LVIP Money Market                                        23,602       (110,838)         (87,236)
LVIP Money Market Service Class                          19,133       (364,053)        (344,920)
LVIP SSgA Bond Index Service Class                      186,094       (140,946)          45,148
LVIP SSgA Developed International 150 Service Class      21,529        (20,566)             963
LVIP SSgA Emerging Markets 100 Service Class             30,276        (32,566)          (2,290)
LVIP SSgA International Index Service Class              32,054        (29,128)           2,926
LVIP SSgA Large Cap 100 Service Class                    40,486        (44,988)          (4,502)
LVIP SSgA S&P 500 Index                                   1,580         (4,084)          (2,504)
LVIP SSgA S&P 500 Index Service Class                    93,453       (111,830)         (18,377)
LVIP SSgA Small-Cap Index Service Class                  14,169        (40,565)         (26,396)
LVIP SSgA Small-Mid Cap 200 Service Class                15,356        (12,672)           2,684
LVIP T. Rowe Price Growth Stock Service Class                --        (16,451)         (16,451)
LVIP T. Rowe Price Structured Mid-Cap Growth                 99         (1,419)          (1,320)
LVIP T. Rowe Price Structured Mid-Cap Growth
   Service Class                                             --        (22,803)         (22,803)
LVIP Templeton Growth Service Class                      52,311        (47,935)           4,376
LVIP Turner Mid-Cap Growth Service Class                     --        (14,317)         (14,317)
LVIP Wells Fargo Intrinsic Value Service Class           10,851        (19,381)          (8,530)
LVIP Wilshire 2010 Profile Service Class                 10,537        (10,400)             137
LVIP Wilshire 2020 Profile Service Class                  6,364         (6,400)             (36)
LVIP Wilshire 2030 Profile Service Class                  6,366         (6,716)            (350)
LVIP Wilshire 2040 Profile Service Class                  1,459         (1,961)            (502)
LVIP Wilshire Aggressive Profile Service Class          182,437        (45,730)         136,707
LVIP Wilshire Conservative Profile Service Class        305,233       (113,504)         191,729
LVIP Wilshire Moderate Profile Service Class          1,137,179       (451,950)         685,229
LVIP Wilshire Moderately Aggressive Profile
   Service Class                                        515,617       (202,215)         313,402
MFS VIT Core Equity Service Class                         1,046         (1,312)            (266)
MFS VIT Growth                                              413         (1,997)          (1,584)
MFS VIT Growth Service Class                                 71         (3,983)          (3,912)
MFS VIT Total Return                                     48,140        (17,046)          31,094
MFS VIT Total Return Service Class                      423,417       (218,071)         205,346
MFS VIT Utilities                                        32,731         (8,481)          24,250
MFS VIT Utilities Service Class                         419,989       (151,398)         268,591
NB AMT Mid-Cap Growth                                        --        (63,184)         (63,184)
NB AMT Regency                                           79,332        (72,696)           6,636
PIMCO VIT Commodity Real Return Advisor Class             9,234         (1,180)           8,054
Putnam VT Global Health Care Class IB                        --         (1,603)          (1,603)
Putnam VT Growth & Income Class IB                        1,593           (859)             734

See accompanying notes.

                                                                      DIVIDENDS                      NET CHANGE      NET INCREASE
                                                                         FROM          TOTAL        IN UNREALIZED     (DECREASE)
                                                      NET REALIZED   NET REALIZED   NET REALIZED   APPRECIATION OR   IN NET ASSETS
                                                       GAIN (LOSS)     GAIN ON      GAIN (LOSS)     DEPRECIATION       RESULTING
SUBACCOUNT                                           ON INVESTMENTS  INVESTMENTS   ON INVESTMENTS  ON INVESTMENTS   FROM OPERATIONS
-----------------------------------------------------------------------------------------------------------------------------------
LVIP Columbia Value Opportunities Service Class       $  (107,441)     $     --      $(107,441)       $  186,475       $   74,338
LVIP Delaware Bond                                        (31,331)           --        (31,331)        1,991,585        2,322,068
LVIP Delaware Bond Service Class                          (17,384)           --        (17,384)        4,160,429        5,176,496
LVIP Delaware Foundation Aggressive Allocation            (33,625)           --        (33,625)          139,500          106,463
LVIP Delaware Foundation Aggressive Allocation
   Service Class                                         (242,231)           --       (242,231)        1,034,430          786,487
LVIP Delaware Growth and Income Service Class             (23,544)           --        (23,544)          215,064          186,277
LVIP Delaware Social Awareness                            (13,557)       40,750         27,193           179,593          200,394
LVIP Delaware Social Awareness Service Class             (101,078)      113,488         12,410           563,113          549,729
LVIP Delaware Special Opportunities Service Class         (57,506)       29,133        (28,373)          232,051          198,219
LVIP Global Income Service Class                            2,063            --          2,063           (12,984)            (435)
LVIP Janus Capital Appreciation                             6,873            --          6,873            48,106           53,873
LVIP Janus Capital Appreciation Service Class             (74,462)           --        (74,462)          453,976          370,166
LVIP Marsico International Growth Service Class          (207,547)           --       (207,547)          684,952          462,187
LVIP MFS Value Service Class                             (185,204)           --       (185,204)          868,411          677,911
LVIP Mid-Cap Value Service Class                         (101,217)           --       (101,217)          616,196          495,680
LVIP Mondrian International Value                        (128,266)       15,103       (113,163)          441,513          363,819
LVIP Mondrian International Value Service Class          (417,545)       55,398       (362,147)        1,612,524        1,358,451
LVIP Money Market                                              --            71             71                --          (87,165)
LVIP Money Market Service Class                                 3           248            251                (3)        (344,672)
LVIP SSgA Bond Index Service Class                         84,573            --         84,573           109,593          239,314
LVIP SSgA Developed International 150 Service Class        77,584            --         77,584           416,378          494,925
LVIP SSgA Emerging Markets 100 Service Class              151,242            --        151,242         1,023,300        1,172,252
LVIP SSgA International Index Service Class                77,799            --         77,799           488,378          569,103
LVIP SSgA Large Cap 100 Service Class                      62,766            --         62,766         1,010,626        1,068,890
LVIP SSgA S&P 500 Index                                   (51,437)           --        (51,437)          104,640           50,699
LVIP SSgA S&P 500 Index Service Class                    (429,932)           --       (429,932)        2,232,948        1,784,639
LVIP SSgA Small-Cap Index Service Class                  (150,653)        5,750       (144,903)          856,991          685,692
LVIP SSgA Small-Mid Cap 200 Service Class                  59,225            --         59,225           345,395          407,304
LVIP T. Rowe Price Growth Stock Service Class             (67,550)           --        (67,550)          412,148          328,147
LVIP T. Rowe Price Structured Mid-Cap Growth               (1,790)           --         (1,790)           35,471           32,361
LVIP T. Rowe Price Structured Mid-Cap Growth
   Service Class                                          (65,468)           --        (65,468)          565,235          476,964
LVIP Templeton Growth Service Class                      (152,137)        1,221       (150,916)          863,341          716,801
LVIP Turner Mid-Cap Growth Service Class                 (178,891)           --       (178,891)          509,185          315,977
LVIP Wells Fargo Intrinsic Value Service Class           (147,976)           --       (147,976)          404,060          247,554
LVIP Wilshire 2010 Profile Service Class                   (4,603)        6,803          2,200           118,524          120,861
LVIP Wilshire 2020 Profile Service Class                      179         5,432          5,611            72,127           77,702
LVIP Wilshire 2030 Profile Service Class                  (11,217)        4,905         (6,312)          122,413          115,751
LVIP Wilshire 2040 Profile Service Class                   (3,668)        1,406         (2,262)           32,125           29,361
LVIP Wilshire Aggressive Profile Service Class           (114,704)      149,653         34,949           565,059          736,715
LVIP Wilshire Conservative Profile Service Class          (18,741)       61,669         42,928         1,221,092        1,455,749
LVIP Wilshire Moderate Profile Service Class           (1,322,783)      516,615       (806,168)        6,597,665        6,476,726
LVIP Wilshire Moderately Aggressive Profile
   Service Class                                         (931,245)      313,829       (617,416)        3,169,641        2,865,627
MFS VIT Core Equity Service Class                            (896)           --           (896)           22,934           21,772
MFS VIT Growth                                             (1,096)           --         (1,096)           44,059           41,379
MFS VIT Growth Service Class                                  557            --            557            84,989           81,634
MFS VIT Total Return                                      (85,804)           --        (85,804)          231,495          176,785
MFS VIT Total Return Service Class                       (665,355)           --       (665,355)        2,535,643        2,075,634
MFS VIT Utilities                                         (39,711)           --        (39,711)          175,726          160,265
MFS VIT Utilities Service Class                          (916,196)           --       (916,196)        3,086,839        2,439,234
NB AMT Mid-Cap Growth                                     (90,108)           --        (90,108)        1,156,351        1,003,059
NB AMT Regency                                           (378,851)       66,922       (311,929)        2,014,658        1,709,365
PIMCO VIT Commodity Real Return Advisor Class                 399        23,747         24,146            (5,670)          26,530
Putnam VT Global Health Care Class IB                      (1,963)       11,095          9,132            15,832           23,361
Putnam VT Growth & Income Class IB                        (29,306)           --        (29,306)           41,312           12,740

STATEMENTS OF CHANGES IN NET ASSETS
YEARS ENDED DECEMBER 31, 2008 AND 2009

                                                                 AIM V.I.
                                                   AIM V.I.       CAPITAL                  AIM V.I.
                                                   CAPITAL     APPRECIATION    AIM V.I.   CORE EQUITY
                                                 APPRECIATION    CLASS II    CORE EQUITY   CLASS II
                                                  SUBACCOUNT    SUBACCOUNT    SUBACCOUNT  SUBACCOUNT
-----------------------------------------------------------------------------------------------------
NET ASSETS AT JANUARY 1, 2008                     $ 405,234      $153,703    $1,079,752    $ 52,247
Changes From Operations:
   - Net investment income (loss)                    (4,259)       (1,801)        3,729         239
   - Net realized gain (loss) on investments         (4,446)       (1,373)       12,573         219
   - Net change in unrealized appreciation or
     depreciation on investments                   (143,092)      (60,989)     (297,408)    (16,773)
                                                  ---------      --------    ----------    --------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING
   FROM OPERATIONS                                 (151,797)      (64,163)     (281,106)    (16,315)
Changes From Unit Transactions:
   Accumulation Units:
   - Contract purchases                                 467            --           249       1,266
   - Contract withdrawals and transfers to
     annuity reserves                               (35,242)       (9,342)     (212,605)     (1,724)
   - Contract transfers                             (37,486)           --       (25,012)        905
                                                  ---------      --------    ----------    --------
                                                    (72,261)       (9,342)     (237,368)        447
   Annuity Reserves:
   - Annuity Payments                                    --            --          (537)         --
   - Receipt (reimbursement) of mortality
     guarantee adjustment                                --            --           (12)         --
                                                  ---------      --------    ----------    --------
                                                         --            --          (549)         --
NET INCREASE (DECREASE) IN NET ASSETS RESULTING
   FROM UNIT TRANSACTIONS                           (72,261)       (9,342)     (237,917)        447
                                                  ---------      --------    ----------    --------
TOTAL INCREASE (DECREASE) IN NET ASSETS            (224,058)      (73,505)     (519,023)    (15,868)
                                                  ---------      --------    ----------    --------
NET ASSETS AT DECEMBER 31, 2008                     181,176        80,198       560,729      36,379
Changes From Operations:
   - Net investment income (loss)                    (1,476)         (968)        1,286        (122)
   - Net realized gain (loss) on investments        (21,763)       (5,090)      (40,330)     (5,129)
   - Net change in unrealized appreciation or
     depreciation on investments                     51,247        19,542       151,404      10,266
                                                  ---------      --------    ----------    --------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING
   FROM OPERATIONS                                   28,008        13,484       112,360       5,015
Changes From Unit Transactions:
   Accumulation Units:
   - Contract purchases                               5,951             7        14,714       1,500
   - Contract withdrawals and transfers to
     annuity reserves                                (4,042)       (7,435)      (99,581)     (8,959)
   - Contract transfers                             (31,407)           --       (54,321)    (17,452)
                                                  ---------      --------    ----------    --------
                                                    (29,498)       (7,428)     (139,188)    (24,911)
   Annuity Reserves:
   - Annuity Payments                                    --            --          (437)         --
   - Receipt (reimbursement) of mortality
     guarantee adjustments                               --            --            (8)         --
                                                  ---------      --------    ----------    --------
                                                         --            --          (445)         --
NET INCREASE (DECREASE) IN NET ASSETS RESULTING
   FROM UNIT TRANSACTIONS                           (29,498)       (7,428)     (139,633)    (24,911)
                                                  ---------      --------    ----------    --------
TOTAL INCREASE (DECREASE) IN NET ASSETS              (1,490)        6,056       (27,273)    (19,896)
                                                  ---------      --------    ----------    --------
NET ASSETS AT DECEMBER 31, 2009                   $ 179,686      $ 86,254    $  533,456    $ 16,483
                                                  =========      ========    ==========    ========

See accompanying notes.

                                                                                 ABVPSF
                                                                  AIM V.I.       GLOBAL        ABVPSF        ABVPSF
                                                    AIM V.I.   INTERNATIONAL    THEMATIC       GROWTH    INTERNATIONAL
                                                 INTERNATIONAL     GROWTH        GROWTH      AND INCOME      VALUE
                                                     GROWTH       CLASS II       CLASS B       CLASS B      CLASS B
                                                   SUBACCOUNT    SUBACCOUNT    SUBACCOUNT    SUBACCOUNT   SUBACCOUNT
----------------------------------------------------------------------------------------------------------------------
NET ASSETS AT JANUARY 1, 2008                     $ 511,337      $ 396,637    $ 2,573,685   $11,609,683   $ 9,175,572
Changes From Operations:
   - Net investment income (loss)                    (3,737)        (3,159)       (32,992)       12,336       (69,755)
   - Net realized gain (loss) on investments         71,407         26,370        (89,451)    1,218,416       109,005
   - Net change in unrealized appreciation or
     depreciation on investments                   (256,769)      (156,029)    (1,178,476)   (5,896,098)   (6,678,925)
                                                  ---------      ---------    -----------   -----------   -----------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING
   FROM OPERATIONS                                 (189,099)      (132,818)    (1,300,919)   (4,665,346)   (6,639,675)
Changes From Unit Transactions:
   Accumulation Units:
   - Contract purchases                                 178            110        103,757       518,166     3,022,127
   - Contract withdrawals and transfers to
     annuity reserves                              (140,045)       (33,706)      (207,499)   (1,063,163)     (230,307)
   - Contract transfers                              (3,880)       (59,041)       253,102       146,766       970,611
                                                  ---------      ---------    -----------   -----------   -----------
                                                   (143,747)       (92,637)       149,360      (398,231)    3,762,431
   Annuity Reserves:
   - Annuity Payments                                    --             --             --          (531)           --
   - Receipt (reimbursement) of mortality
     guarantee adjustment                                --             --             --            18            --
                                                  ---------      ---------    -----------   -----------   -----------
                                                         --             --             --          (513)           --
NET INCREASE (DECREASE) IN NET ASSETS RESULTING
   FROM UNIT TRANSACTIONS                          (143,747)       (92,637)       149,360      (398,744)    3,762,431
                                                  ---------      ---------    -----------   -----------   -----------
TOTAL INCREASE (DECREASE) IN NET ASSETS            (332,846)      (225,455)    (1,151,559)   (5,064,090)   (2,877,244)
                                                  ---------      ---------    -----------   -----------   -----------
NET ASSETS AT DECEMBER 31, 2008                     178,491        171,182      1,422,126     6,545,593     6,298,328
Changes From Operations:
   - Net investment income (loss)                      (245)          (225)       (24,888)      123,876       (37,547)
   - Net realized gain (loss) on investments         12,104         (5,084)      (229,465)     (954,027)   (1,352,368)
   - Net change in unrealized appreciation or
     depreciation on investments                     15,010         53,481        859,430     1,885,399     3,421,677
                                                  ---------      ---------    -----------   -----------   -----------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING
   FROM OPERATIONS                                   26,869         48,172        605,077     1,055,248     2,031,762
Changes From Unit Transactions:
   Accumulation Units:
   - Contract purchases                                  --             --        110,644       134,891       458,915
   - Contract withdrawals and transfers to
     annuity reserves                               (27,033)          (853)      (246,590)     (521,918)     (321,295)
   - Contract transfers                             (63,821)       (12,874)      (156,347)     (426,929)     (444,269)
                                                  ---------      ---------    -----------   -----------   -----------
                                                    (90,854)       (13,727)      (292,293)     (813,956)     (306,649)
   Annuity Reserves:
   - Annuity Payments                                    --             --             --          (300)           --
   - Receipt (reimbursement) of mortality
     guarantee adjustments                               --             --             --            21            --
                                                  ---------      ---------    -----------   -----------   -----------
                                                         --             --             --          (279)           --
NET INCREASE (DECREASE) IN NET ASSETS RESULTING
   FROM UNIT TRANSACTIONS                           (90,854)       (13,727)      (292,293)     (814,235)     (306,649)
                                                  ---------      ---------    -----------   -----------   -----------
TOTAL INCREASE (DECREASE) IN NET ASSETS             (63,985)        34,445        312,784       241,013     1,725,113
                                                  ---------      ---------    -----------   -----------   -----------
NET ASSETS AT DECEMBER 31, 2009                   $ 114,506      $ 205,627    $ 1,734,910   $ 6,786,606   $ 8,023,441
                                                  =========      =========    ===========   ===========   ===========

                                                                                AMERICAN
                                                    ABVPSF         ABVPSF      CENTURY VP
                                                   LARGE CAP   SMALL/MID CAP   INFLATION   AMERICAN FUNDS
                                                    GROWTH         VALUE       PROTECTION  GLOBAL GROWTH
                                                    CLASS B       CLASS B       CLASS 2       CLASS 2
                                                  SUBACCOUNT    SUBACCOUNT     SUBACCOUNT    SUBACCOUNT
---------------------------------------------------------------------------------------------------------
NET ASSETS AT JANUARY 1, 2008                    $ 2,177,105    $ 4,218,747   $15,006,630   $15,312,533
Changes From Operations:
   - Net investment income (loss)                    (21,907)       (51,024)      579,747        42,224
   - Net realized gain (loss) on investments         (32,226)       286,648      (187,316)      996,083
   - Net change in unrealized appreciation or
     depreciation on investments                    (678,991)    (2,108,518)   (1,171,687)   (8,002,619)
                                                 -----------    -----------   -----------   -----------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING
   FROM OPERATIONS                                  (733,124)    (1,872,894)     (779,256)   (6,964,312)
Changes From Unit Transactions:
   Accumulation Units:
   - Contract purchases                               12,567        990,636     2,108,852     2,887,487
   - Contract withdrawals and transfers to
     annuity reserves                               (446,982)      (235,682)   (1,709,738)     (758,604)
   - Contract transfers                             (206,957)       463,984     1,999,124       859,136
                                                 -----------    -----------   -----------   -----------
                                                    (641,372)     1,218,938     2,398,238     2,988,019
   Annuity Reserves:
   - Annuity Payments                                     --             --        (3,710)           --
   - Receipt (reimbursement) of mortality
     guarantee adjustment                                 --             --           175            --
                                                 -----------    -----------   -----------   -----------
                                                          --             --        (3,535)           --
NET INCREASE (DECREASE) IN NET ASSETS RESULTING
   FROM UNIT TRANSACTIONS                           (641,372)     1,218,938     2,394,703     2,988,019
                                                 -----------    -----------   -----------   -----------
TOTAL INCREASE (DECREASE) IN NET ASSETS           (1,374,496)      (653,956)    1,615,447    (3,976,293)
                                                 -----------    -----------   -----------   -----------
NET ASSETS AT DECEMBER 31, 2008                      802,609      3,564,791    16,622,077    11,336,240
Changes From Operations:
   - Net investment income (loss)                    (12,213)       (41,265)       21,286       (30,159)
   - Net realized gain (loss) on investments         (41,953)      (103,277)      (94,955)     (750,046)
   - Net change in unrealized appreciation or
     depreciation on investments                     289,042      1,843,799     1,393,615     5,184,204
                                                 -----------    -----------   -----------   -----------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING
   FROM OPERATIONS                                   234,876      1,699,257     1,319,946     4,403,999
Changes From Unit Transactions:
   Accumulation Units:
   - Contract purchases                                9,582        431,182     1,408,406       531,550
   - Contract withdrawals and transfers to
     annuity reserves                               (158,161)      (219,767)   (2,104,242)     (540,030)
   - Contract transfers                              (18,605)       965,939     5,350,772       115,976
                                                 -----------    -----------   -----------   -----------
                                                    (167,184)     1,177,354     4,654,936       107,496
   Annuity Reserves:
   - Annuity Payments                                     --             --        (3,612)           --
   - Receipt (reimbursement) of mortality
     guarantee adjustments                                --             --           188            --
                                                 -----------    -----------   -----------   -----------
                                                          --             --        (3,424)           --
NET INCREASE (DECREASE) IN NET ASSETS RESULTING
   FROM UNIT TRANSACTIONS                           (167,184)     1,177,354     4,651,512       107,496
                                                 -----------    -----------   -----------   -----------
TOTAL INCREASE (DECREASE) IN NET ASSETS               67,692      2,876,611     5,971,458     4,511,495
                                                 -----------    -----------   -----------   -----------
NET ASSETS AT DECEMBER 31, 2009                  $   870,301    $ 6,441,402   $22,593,535   $15,847,735
                                                 ===========    ===========   ===========   ===========

                                                    AMERICAN                      AMERICAN
                                                      FUNDS        AMERICAN         FUNDS       AMERICAN
                                                  GLOBAL SMALL       FUNDS         GROWTH-       FUNDS
                                                 CAPITALIZATION     GROWTH         INCOME    INTERNATIONAL
                                                     CLASS 2        CLASS 2        CLASS 2      CLASS 2
                                                   SUBACCOUNT     SUBACCOUNT     SUBACCOUNT    SUBACCOUNT
----------------------------------------------------------------------------------------------------------
NET ASSETS AT JANUARY 1, 2008                     $ 15,255,455   $106,899,235  $ 98,075,890  $ 51,430,195
Changes From Operations:
   - Net investment income (loss)                     (208,204)      (745,353)      121,672       181,395
   - Net realized gain (loss) on investments         1,225,410      9,289,266     4,238,893     5,552,973
   - Net change in unrealized appreciation or
     depreciation on investments                   (10,080,505)   (60,445,882)  (45,503,237)  (29,915,912)
                                                  ------------   ------------  ------------  ------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING
   FROM OPERATIONS                                  (9,063,299)   (51,901,969)  (41,142,672)  (24,181,544)
Changes From Unit Transactions:
   Accumulation Units:
   - Contract purchases                              1,857,928     15,222,325    12,029,932     7,108,717
   - Contract withdrawals and transfers to
     annuity reserves                                 (783,577)    (7,099,075)   (5,273,351)   (2,713,540)
   - Contract transfers                                547,096      2,391,973     1,393,600       965,202
                                                  ------------   ------------  ------------  ------------
                                                     1,621,447     10,515,223     8,150,181     5,360,379
   Annuity Reserves:
   - Annuity Payments                                       --         (2,129)       (1,821)       (1,854)
   - Receipt (reimbursement) of mortality
     guarantee adjustment                                   --             36            28            60
                                                  ------------   ------------  ------------  ------------
                                                            --         (2,093)       (1,793)       (1,794)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING
   FROM UNIT TRANSACTIONS                            1,621,447     10,513,130     8,148,388     5,358,585
                                                  ------------   ------------  ------------  ------------
TOTAL INCREASE (DECREASE) IN NET ASSETS             (7,441,852)   (41,388,839)  (32,994,284)  (18,822,959)
                                                  ------------   ------------  ------------  ------------
NET ASSETS AT DECEMBER 31, 2008                      7,813,603     65,510,396    65,081,606    32,607,236
Changes From Operations:
   - Net investment income (loss)                     (141,392)      (751,650)      (63,497)      (36,961)
   - Net realized gain (loss) on investments        (1,182,554)    (5,334,396)   (4,687,592)   (1,860,736)
   - Net change in unrealized appreciation or
     depreciation on investments                     6,067,568     30,149,481    23,033,418    14,528,917
                                                  ------------   ------------  ------------  ------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING
   FROM OPERATIONS                                   4,743,622     24,063,435    18,282,329    12,631,220
Changes From Unit Transactions:
   Accumulation Units:
   - Contract purchases                                617,453      2,999,426     2,505,985     1,219,558
   - Contract withdrawals and transfers to
     annuity reserves                                 (649,569)    (4,791,257)   (4,758,236)   (2,395,777)
   - Contract transfers                              1,511,159     (3,209,210)   (4,200,427)     (973,200)
                                                  ------------   ------------  ------------  ------------
                                                     1,479,043     (5,001,041)   (6,452,678)   (2,149,419)
   Annuity Reserves:
   - Annuity Payments                                       --         (1,468)       (1,426)       (1,352)
   - Receipt (reimbursement) of mortality
     guarantee adjustments                                  --             57            44            91
                                                  ------------   ------------  ------------  ------------
                                                            --         (1,411)       (1,382)       (1,261)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING
   FROM UNIT TRANSACTIONS                            1,479,043     (5,002,452)   (6,454,060)   (2,150,680)
                                                  ------------   ------------  ------------  ------------
TOTAL INCREASE (DECREASE) IN NET ASSETS              6,222,665     19,060,983    11,828,269    10,480,540
                                                  ------------   ------------  ------------  ------------
NET ASSETS AT DECEMBER 31, 2009                   $ 14,036,268   $ 84,571,379  $ 76,909,875  $ 43,087,776
                                                  ============   ============  ============  ============

See accompanying notes.

                                                                    DELAWARE      DELAWARE
                                                    BLACKROCK         VIP            VIP                      DELAWARE
                                                      GLOBAL      DIVERSIFIED     EMERGING      DELAWARE        VIP
                                                 ALLOCATION V.I.     INCOME        MARKETS         VIP       HIGH YIELD
                                                    CLASS III    SERVICE CLASS  SERVICE CLASS  HIGH YIELD  SERVICE CLASS
                                                    SUBACCOUNT     SUBACCOUNT    SUBACCOUNT    SUBACCOUNT    SUBACCOUNT
------------------------------------------------------------------------------------------------------------------------
NET ASSETS AT JANUARY 1, 2008                      $       --     $18,806,780   $ 16,791,906   $1,606,000   $12,037,208
Changes From Operations:
   - Net investment income (loss)                          --         407,832        (46,642)     105,827       750,758
   - Net realized gain (loss) on investments               --         270,004      2,181,805      (67,483)     (392,793)
   - Net change in unrealized appreciation or
     depreciation on investments                           --      (2,072,893)   (11,654,378)    (327,334)   (3,400,174)
                                                   ----------     -----------   ------------   ----------   -----------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING
   FROM OPERATIONS                                         --      (1,395,057)    (9,519,215)    (288,990)   (3,042,209)
Changes From Unit Transactions:
   Accumulation Units:
   - Contract purchases                                    --       2,598,507      2,711,994          993       878,874
   - Contract withdrawals and transfers to
     annuity reserves                                      --      (1,533,963)    (1,038,570)    (144,281)     (921,899)
   - Contract transfers                                    --         936,718         40,447     (544,662)     (281,406)
                                                   ----------     -----------   ------------   ----------   -----------
                                                           --       2,001,262      1,713,871     (687,950)     (324,431)
   Annuity Reserves:
   - Annuity Payments                                      --          (2,870)        (1,022)        (369)           --
   - Receipt (reimbursement) of mortality
     guarantee adjustment                                  --             133             28           17            --
                                                   ----------     -----------   ------------   ----------   -----------
                                                           --          (2,737)          (994)        (352)           --
NET INCREASE (DECREASE) IN NET ASSETS RESULTING
   FROM UNIT TRANSACTIONS                                  --       1,998,525      1,712,877     (688,302)     (324,431)
                                                   ----------     -----------   ------------   ----------   -----------
TOTAL INCREASE (DECREASE) IN NET ASSETS                    --         603,468     (7,806,338)    (977,292)   (3,366,640)
                                                   ----------     -----------   ------------   ----------   -----------
NET ASSETS AT DECEMBER 31, 2008                            --      19,410,248      8,985,568      628,708     8,670,568
Changes From Operations:
   - Net investment income (loss)                      14,415         900,908        (86,988)      42,963       649,877
   - Net realized gain (loss) on investments            4,166         126,053       (550,482)     (20,731)     (363,546)
   - Net change in unrealized appreciation or
     depreciation on investments                       29,862       4,063,317      7,122,221      231,460     4,080,994
                                                   ----------     -----------   ------------   ----------   -----------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING
   FROM OPERATIONS                                     48,443       5,090,278      6,484,751      253,692     4,367,325
Changes From Unit Transactions:
   Accumulation Units:
   - Contract purchases                               804,323       2,235,974        516,601        9,422       752,253
   - Contract withdrawals and transfers to
     annuity reserves                                  (5,817)     (1,557,786)      (788,435)    (216,721)   (1,022,770)
   - Contract transfers                             1,081,926       5,194,740       (484,354)     (15,601)    1,261,706
                                                   ----------     -----------   ------------   ----------   -----------
                                                    1,880,432       5,872,928       (756,188)    (222,900)      991,189
   Annuity Reserves:
   - Annuity Payments                                      --          (2,957)          (808)        (281)           --
   - Receipt (reimbursement) of mortality
     guarantee adjustments                                 --             164             52           22            --
                                                   ----------     -----------   ------------   ----------   -----------
                                                           --          (2,793)          (756)        (259)           --
NET INCREASE (DECREASE) IN NET ASSETS RESULTING
   FROM UNIT TRANSACTIONS                           1,880,432       5,870,135       (756,944)    (223,159)      991,189
                                                   ----------     -----------   ------------   ----------   -----------
TOTAL INCREASE (DECREASE) IN NET ASSETS             1,928,875      10,960,413      5,727,807       30,533     5,358,514
                                                   ----------     -----------   ------------   ----------   -----------
NET ASSETS AT DECEMBER 31, 2009                    $1,928,875     $30,370,661   $ 14,713,375   $  659,241   $14,029,082
                                                   ==========     ===========   ============   ==========   ===========

                                                  DELAWARE VIP
                                                  LIMITED-TERM
                                                  DIVERSIFIED                  DELAWARE    DELAWARE VIP
                                                     INCOME      DELAWARE      VIP REIT     SMALL CAP
                                                 SERVICE CLASS   VIP REIT   SERVICE CLASS     VALUE
                                                   SUBACCOUNT   SUBACCOUNT    SUBACCOUNT    SUBACCOUNT
-------------------------------------------------------------------------------------------------------
NET ASSETS AT JANUARY 1, 2008                     $  531,398    $1,685,829   $14,473,638   $ 2,092,893
Changes From Operations:
   - Net investment income (loss)                     43,953        13,919        59,181        (8,283)
   - Net realized gain (loss) on investments         (40,904)      382,808     3,276,770       123,614
   - Net change in unrealized appreciation or
     depreciation on investments                     (54,539)     (855,179)   (7,853,398)     (597,715)
                                                  ----------    ----------   -----------   -----------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING
   FROM OPERATIONS                                   (51,490)     (458,452)   (4,517,447)     (482,384)
Changes From Unit Transactions:
   Accumulation Units:
   - Contract purchases                              353,577         5,384       135,965         1,282
   - Contract withdrawals and transfers to
     annuity reserves                               (306,534)     (263,776)     (911,999)     (546,935)
   - Contract transfers                            1,328,025      (212,665)   (1,124,664)     (182,652)
                                                  ----------    ----------   -----------   -----------
                                                   1,375,068      (471,057)   (1,900,698)     (728,305)
   Annuity Reserves:
   - Annuity Payments                                     --            --            --        (1,946)
   - Receipt (reimbursement) of mortality
     guarantee adjustment                                 --            --            --            16
                                                  ----------    ----------   -----------   -----------
                                                          --            --            --        (1,930)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING
   FROM UNIT TRANSACTIONS                          1,375,068      (471,057)   (1,900,698)     (730,235)
                                                  ----------    ----------   -----------   -----------
TOTAL INCREASE (DECREASE) IN NET ASSETS            1,323,578      (929,509)   (6,418,145)   (1,212,619)
                                                  ----------    ----------   -----------   -----------
NET ASSETS AT DECEMBER 31, 2008                    1,854,976       756,320     8,055,493       880,274
Changes From Operations:
   - Net investment income (loss)                     66,625        22,725       198,478        (3,487)
   - Net realized gain (loss) on investments          40,414      (144,682)   (2,450,016)      (42,546)
   - Net change in unrealized appreciation or
     depreciation on investments                     241,039       261,418     3,837,716       275,519
                                                  ----------    ----------   -----------   -----------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING
   FROM OPERATIONS                                   348,078       139,461     1,586,178       229,486
Changes From Unit Transactions:
   Accumulation Units:
   - Contract purchases                            1,686,446         4,010       169,833           312
   - Contract withdrawals and transfers to
     annuity reserves                               (350,495)      (43,029)     (667,755)      (98,746)
   - Contract transfers                            2,419,640       (57,965)     (355,590)      (75,246)
                                                  ----------    ----------   -----------   -----------
                                                   3,755,591       (96,984)     (853,512)     (173,680)
   Annuity Reserves:
   - Annuity Payments                                     --            --            --        (1,471)
   - Receipt (reimbursement) of mortality
     guarantee adjustments                                --            --            --            19
                                                  ----------    ----------   -----------   -----------
                                                          --            --            --        (1,452)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING
   FROM UNIT TRANSACTIONS                          3,755,591       (96,984)     (853,512)     (175,132)
                                                  ----------    ----------   -----------   -----------
TOTAL INCREASE (DECREASE) IN NET ASSETS            4,103,669        42,477       732,666        54,354
                                                  ----------    ----------   -----------   -----------
NET ASSETS AT DECEMBER 31, 2009                   $5,958,645    $  798,797   $ 8,788,159   $   934,628
                                                  ==========    ==========   ===========   ===========

                                                 DELAWARE VIP
                                                   SMALL CAP                   DELAWARE     DELAWARE VIP
                                                     VALUE       DELAWARE     VIP TREND     U.S. GROWTH
                                                 SERVICE CLASS  VIP TREND   SERVICE CLASS  SERVICE CLASS
                                                  SUBACCOUNT    SUBACCOUNT    SUBACCOUNT     SUBACCOUNT
--------------------------------------------------------------------------------------------------------
NET ASSETS AT JANUARY 1, 2008                     $16,093,929   $1,314,699   $ 5,679,592    $ 2,262,095
Changes From Operations:
   - Net investment income (loss)                    (184,388)     (11,080)      (72,406)       (29,101)
   - Net realized gain (loss) on investments          481,908      195,252       758,833         52,303
   - Net change in unrealized appreciation or
     depreciation on investments                   (5,610,150)    (652,435)   (3,320,509)    (1,107,382)
                                                  -----------   ----------   -----------    -----------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING
   FROM OPERATIONS                                 (5,312,630)    (468,263)   (2,634,082)    (1,084,180)
Changes From Unit Transactions:
   Accumulation Units:
   - Contract purchases                             1,884,948        1,964       258,321         91,662
   - Contract withdrawals and transfers to
     annuity reserves                                (960,708)    (318,348)     (395,783)      (144,910)
   - Contract transfers                               133,164     (127,791)      (12,866)       312,777
                                                  -----------   ----------   -----------    -----------
                                                    1,057,404     (444,175)     (150,328)       259,529
   Annuity Reserves:
   - Annuity Payments                                      --         (356)           --             --
   - Receipt (reimbursement) of mortality
     guarantee adjustment                                  --           12            --             --
                                                  -----------   ----------   -----------    -----------
                                                           --         (344)           --             --
NET INCREASE (DECREASE) IN NET ASSETS RESULTING
   FROM UNIT TRANSACTIONS                           1,057,404     (444,519)     (150,328)       259,529
                                                  -----------   ----------   -----------    -----------
TOTAL INCREASE (DECREASE) IN NET ASSETS            (4,255,226)    (912,782)   (2,784,410       (824,651)
                                                  -----------   ----------   -----------    -----------
NET ASSETS AT DECEMBER 31, 2008                    11,838,703      401,917     2,895,182      1,437,444
Changes From Operations:
   - Net investment income (loss)                    (126,473)      (5,964)      (54,094)       (25,035)
   - Net realized gain (loss) on investments         (941,150)     (46,771)     (332,900)       (66,588)
   - Net change in unrealized appreciation or
     depreciation on investments                    4,419,825      232,740     1,800,688        650,994
                                                  -----------   ----------   -----------    -----------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING
   FROM OPERATIONS                                  3,352,202      180,005     1,413,694        559,371
Changes From Unit Transactions:
   Accumulation Units:
   - Contract purchases                               263,216           --        28,888        147,075
   - Contract withdrawals and transfers to
     annuity reserves                                (637,065)     (64,024)     (271,485)       (83,764)
   - Contract transfers                              (289,588)     (24,858)      (77,046)      (104,618)
                                                  -----------   ----------   -----------    -----------
                                                     (663,437)     (88,882)     (319,643)       (41,307)
   Annuity Reserves:
   - Annuity Payments                                      --         (189)           --             --
   - Receipt (reimbursement) of mortality
     guarantee adjustments                                 --           17            --             --
                                                  -----------   ----------   -----------    -----------
                                                           --         (172)           --             --
NET INCREASE (DECREASE) IN NET ASSETS RESULTING
   FROM UNIT TRANSACTIONS                            (663,437)     (89,054)     (319,643)       (41,307)
                                                  -----------   ----------   -----------    -----------
TOTAL INCREASE (DECREASE) IN NET ASSETS             2,688,765       90,951     1,094,051        518,064
                                                  -----------   ----------   -----------    -----------
NET ASSETS AT DECEMBER 31, 2009                   $14,527,468   $  492,868   $ 3,989,233    $ 1,955,508
                                                  ===========   ==========   ===========    ===========

See accompanying notes.

                                                                                DWS VIP        DWS VIP      DWS VIP
                                                                DELAWARE      ALTERNATIVE     EQUITY 500   EQUITY 500
                                                  DELAWARE     VIP VALUE    ASSET ALLOCATION    INDEX        INDEX
                                                  VIP VALUE  SERVICE CLASS    PLUS CLASS B     CLASS A      CLASS B
                                                 SUBACCOUNT    SUBACCOUNT      SUBACCOUNT     SUBACCOUNT   SUBACCOUNT
----------------------------------------------------------------------------------------------------------------------
NET ASSETS AT JANUARY 1, 2008                    $ 607,986    $10,287,813       $     --      $ 5,665,995  $ 6,007,428
Changes From Operations:
   - Net investment income (loss)                    8,254         93,639             --           42,366       28,760
   - Net realized gain (loss) on investments        23,629        308,048             --          100,540        1,918
   - Net change in unrealized appreciation or
     depreciation on investments                  (226,930)    (3,994,040)            --       (2,085,031)  (2,071,905)
                                                 ---------    -----------       --------      -----------  -----------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING
   FROM OPERATIONS                                (195,047)    (3,592,353)            --       (1,942,125)  (2,041,227)
Changes From Unit Transactions:
   Accumulation Units:
   - Contract purchases                              1,501        840,492             --           12,860      155,610
   - Contract withdrawals and transfers to
     annuity reserves                              (70,606)      (507,993)            --         (466,622)    (359,474)
   - Contract transfers                            (27,803)      (546,436)            --         (300,373)    (562,540)
                                                 ---------    -----------       --------      -----------  -----------
                                                   (96,908)      (213,937)            --         (754,135)    (766,404)
   Annuity Reserves:
   - Annuity Payments                                   --             --             --          (96,922)        (767)
   - Receipt (reimbursement) of mortality
     guarantee adjustment                               --             --             --               27           27
                                                 ---------    -----------       --------      -----------  -----------
                                                        --             --             --          (96,895)        (740)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING
   FROM UNIT TRANSACTIONS                          (96,908)      (213,937)            --         (851,030)    (767,144)
                                                 ---------    -----------       --------      -----------  -----------
TOTAL INCREASE (DECREASE) IN NET ASSETS           (291,955)    (3,806,290)            --       (2,793,155)  (2,808,371)
                                                 ---------    -----------       --------      -----------  -----------
NET ASSETS AT DECEMBER 31, 2008                    316,031      6,481,523             --        2,872,840    3,199,057
Changes From Operations:
   - Net investment income (loss)                    3,466         79,543           (158)          37,418       34,395
   - Net realized gain (loss) on investments       (66,986)      (827,397)            22         (113,485)    (165,350)
   - Net change in unrealized appreciation or
     depreciation on investments                    98,081      1,653,162          1,416          685,839      852,327
                                                 ---------    -----------       --------      -----------  -----------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING
   FROM OPERATIONS                                  34,561        905,308          1,280          609,772      721,372
Changes From Unit Transactions:
   Accumulation Units:
   - Contract purchases                                 --        257,803         25,055            6,699       54,898
   - Contract withdrawals and transfers to
     annuity reserves                              (61,618)      (482,509)       (10,302)        (395,491)    (270,842)
   - Contract transfers                            (25,255)      (206,449)        33,737         (120,567)    (341,827)
                                                 ---------    -----------       --------      -----------  -----------
                                                   (86,873)      (431,155)        48,490         (509,359)    (557,771)
   Annuity Reserves:
   - Annuity Payments                                   --             --             --          (73,538)        (588)
   - Receipt (reimbursement) of mortality
     guarantee adjustments                              --             --             --              (29)          34
                                                 ---------    -----------       --------      -----------  -----------
                                                        --             --             --          (73,567)        (554)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING
   FROM UNIT TRANSACTIONS                          (86,873)      (431,155)        48,490         (582,926)    (558,325)
                                                 ---------    -----------       --------      -----------  -----------
TOTAL INCREASE (DECREASE) IN NET ASSETS            (52,312)       474,153         49,770           26,846      163,047
                                                 ---------    -----------       --------      -----------  -----------
NET ASSETS AT DECEMBER 31, 2009                  $ 263,719    $ 6,955,676       $ 49,770      $ 2,899,686  $ 3,362,104
                                                 =========    ===========       ========      ===========  ===========


                                                   DWS VIP     DWS VIP    FIDELITY VIP
                                                  SMALL CAP   SMALL CAP    CONTRAFUND
                                                    INDEX       INDEX        SERVICE     FIDELITY VIP
                                                   CLASS A     CLASS B       CLASS 2    EQUITY-INCOME
                                                 SUBACCOUNT   SUBACCOUNT   SUBACCOUNT     SUBACCOUNT
-----------------------------------------------------------------------------------------------------
NET ASSETS AT JANUARY 1, 2008                    $1,331,470  $ 3,271,806  $ 36,955,326   $ 1,744,766
Changes From Operations:
   - Net investment income (loss)                     1,243       (8,067)     (263,722)        8,050
   - Net realized gain (loss) on investments         73,904      126,261      (522,244)      (81,499)
   - Net change in unrealized appreciation or
     depreciation on investments                   (486,616)  (1,186,633)  (18,186,328)     (547,117)
                                                 ----------  -----------  ------------   -----------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING
   FROM OPERATIONS                                 (411,469)  (1,068,439)  (18,972,294)     (620,566)
Changes From Unit Transactions:
   Accumulation Units:
   - Contract purchases                               1,542       20,342     6,749,548         1,168
   - Contract withdrawals and transfers to
     annuity reserves                              (101,834)    (142,914)   (1,830,595)     (332,749)
   - Contract transfers                            (145,245)    (247,314)    3,287,534      (124,936)
                                                 ----------  -----------  ------------   -----------
                                                   (245,537)    (369,886)    8,206,487      (456,517)
   Annuity Reserves:
   - Annuity Payments                                    --           --            --            --
   - Receipt (reimbursement) of mortality
     guarantee adjustment                                --           --            --            --
                                                 ----------  -----------  ------------   -----------
                                                         --           --            --            --
NET INCREASE (DECREASE) IN NET ASSETS RESULTING
   FROM UNIT TRANSACTIONS                          (245,537)    (369,886)    8,206,487      (456,517)
                                                 ----------  -----------  ------------   -----------
TOTAL INCREASE (DECREASE) IN NET ASSETS            (657,006)  (1,438,325)  (10,765,807    (1,077,083)
                                                 ----------  -----------  ------------   -----------
NET ASSETS AT DECEMBER 31, 2008                     674,464    1,833,481    26,189,519       667,683
Changes From Operations:
   - Net investment income (loss)                     2,123       (1,412)     (134,989)        5,016
   - Net realized gain (loss) on investments        (24,636)    (135,778)   (2,951,440)     (112,701)
   - Net change in unrealized appreciation or
     depreciation on investments                    164,575      544,162    11,546,033       258,402
                                                 ----------  -----------  ------------   -----------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING
   FROM OPERATIONS                                  142,062      406,972     8,459,604       150,717
Changes From Unit Transactions:
   Accumulation Units:
   - Contract purchases                                   8        6,282     1,179,672         9,799
   - Contract withdrawals and transfers to
     annuity reserves                               (96,367)     (80,183)   (1,450,055)     (133,469)
   - Contract transfers                             (56,329)    (297,883)     (142,139)      (33,332)
                                                 ----------  -----------  ------------   -----------
                                                   (152,688)    (371,784)     (412,522)     (157,002)
   Annuity Reserves:
   - Annuity Payments                                    --           --            --            --
   - Receipt (reimbursement) of mortality
     guarantee adjustments                               --           --            --            --
                                                 ----------  -----------  ------------   -----------
                                                         --           --            --            --
NET INCREASE (DECREASE) IN NET ASSETS RESULTING
   FROM UNIT TRANSACTIONS                          (152,688)    (371,784)     (412,522)     (157,002)
                                                 ----------  -----------  ------------   -----------
TOTAL INCREASE (DECREASE) IN NET ASSETS             (10,626)      35,188     8,047,082        (6,285)
                                                 ----------  -----------  ------------   -----------
NET ASSETS AT DECEMBER 31, 2009                  $  663,838  $ 1,868,669  $ 34,236,601   $   661,398
                                                 ==========  ===========  ============   ===========

                                                  FIDELITY VIP                FIDELITY VIP  FIDELITY VIP
                                                 EQUITY-INCOME                   GROWTH        MID CAP
                                                    SERVICE     FIDELITY VIP     SERVICE      SERVICE
                                                     CLASS 2      GROWTH         CLASS 2       CLASS 2
                                                   SUBACCOUNT    SUBACCOUNT    SUBACCOUNT    SUBACCOUNT
--------------------------------------------------------------------------------------------------------
NET ASSETS AT JANUARY 1, 2008                     $ 3,808,352    $ 677,742    $ 4,348,313   $13,951,114
Changes From Operations:
   - Net investment income (loss)                      22,361       (3,622)       (34,921)     (205,563)
   - Net realized gain (loss) on investments         (122,720)      22,476        (26,819)    1,606,036
   - Net change in unrealized appreciation or
     depreciation on investments                   (1,537,428)    (250,535)    (2,077,696)   (8,802,575)
                                                  -----------    ---------    -----------   -----------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING
   FROM OPERATIONS                                 (1,637,787)    (231,681)    (2,139,436)   (7,402,102)
Changes From Unit Transactions:
   Accumulation Units:
   - Contract purchases                                30,110          230        399,137     3,888,025
   - Contract withdrawals and transfers to
     annuity reserves                                (180,054)    (252,324)      (246,112)     (596,130)
   - Contract transfers                                46,660           --       (124,026)    2,116,669
                                                  -----------    ---------    -----------   -----------
                                                     (103,284)    (252,094)        28,999     5,408,564
   Annuity Reserves:
   - Annuity Payments                                      --           --             --            --
   - Receipt (reimbursement) of mortality
     guarantee adjustment                                  --           --             --            --
                                                  -----------    ---------    -----------   -----------
                                                           --           --             --            --
NET INCREASE (DECREASE) IN NET ASSETS RESULTING
   FROM UNIT TRANSACTIONS                            (103,284)    (252,094)        28,999     5,408,564
                                                  -----------    ---------    -----------   -----------
TOTAL INCREASE (DECREASE) IN NET ASSETS            (1,741,071)    (483,775)    (2,110,437    (1,993,538)
                                                  -----------    ---------    -----------   -----------
NET ASSETS AT DECEMBER 31, 2008                     2,067,281      193,967      2,237,876    11,957,576
Changes From Operations:
   - Net investment income (loss)                       8,502       (1,923)       (30,583)     (166,657)
   - Net realized gain (loss) on investments         (355,397)      (8,318)      (233,064)   (1,219,237)
   - Net change in unrealized appreciation or
     depreciation on investments                      844,827       58,692        774,626     5,868,582
                                                  -----------    ---------    -----------   -----------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING
   FROM OPERATIONS                                    497,932       48,451        510,979     4,482,688
Changes From Unit Transactions:
   Accumulation Units:
   - Contract purchases                                33,175        3,000         18,468       827,531
   - Contract withdrawals and transfers to
     annuity reserves                                (202,744)     (21,879)      (174,140)     (788,041)
   - Contract transfers                              (203,138)          --       (130,892)    1,140,833
                                                  -----------    ---------    -----------   -----------
                                                     (372,707)     (18,879)      (286,564)    1,180,323
   Annuity Reserves:
   - Annuity Payments                                      --           --             --            --
   - Receipt (reimbursement) of mortality
     guarantee adjustments                                 --           --             --            --
                                                  -----------    ---------    -----------   -----------
                                                           --           --             --            --
NET INCREASE (DECREASE) IN NET ASSETS RESULTING
   FROM UNIT TRANSACTIONS                            (372,707)     (18,879)      (286,564)    1,180,323
                                                  -----------    ---------    -----------   -----------
TOTAL INCREASE (DECREASE) IN NET ASSETS               125,225       29,572        224,415     5,663,011
                                                  -----------    ---------    -----------   -----------
NET ASSETS AT DECEMBER 31, 2009                   $ 2,192,506    $ 223,539    $ 2,462,291   $17,620,587
                                                  ===========    =========    ===========   ===========

See accompanying notes.

                                                                                              FTVIPT
                                                                               FTVIPT        FRANKLIN      FTVIPT
                                                               FIDELITY VIP   FRANKLIN    SMALL-MID CAP    MUTUAL
                                                                 OVERSEAS      INCOME         GROWTH       SHARES
                                                 FIDELITY VIP    SERVICE     SECURITIES     SECURITIES   SECURITIES
                                                   OVERSEAS      CLASS 2      CLASS 2        CLASS 2      CLASS 2
                                                  SUBACCOUNT    SUBACCOUNT   SUBACCOUNT     SUBACCOUNT   SUBACCOUNT
--------------------------------------------------------------------------------------------------------------------
NET ASSETS AT JANUARY 1, 2008                     $ 311,796    $ 6,909,696   $17,518,324   $ 7,876,469   $12,853,330
Changes From Operations:
   - Net investment income (loss)                     1,879         49,445       725,281      (121,437)      208,578
   - Net realized gain (loss) on investments         59,130        551,257      (395,302)      731,036       115,985
   - Net change in unrealized appreciation or
     depreciation on investments                   (169,640)    (3,716,619)   (7,404,700)   (4,474,383)   (6,487,460)
                                                  ---------    -----------   -----------   -----------   -----------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING
   FROM OPERATIONS                                 (108,631)    (3,115,917)   (7,074,721)   (3,864,784)   (6,162,897)
Changes From Unit Transactions:
   Accumulation Units:
   - Contract purchases                                  19        214,123     5,098,342     1,114,591     2,922,436
   - Contract withdrawals and transfers to
     annuity reserves                               (13,061)      (273,853)     (793,087)     (490,396)     (368,493)
   - Contract transfers                             (71,483)        82,159     1,450,866       781,293     1,563,488
                                                  ---------    -----------   -----------   -----------   -----------
                                                    (84,525)        22,429     5,756,121     1,405,488     4,117,431
   Annuity Reserves:
   - Annuity Payments                                    --             --            --        (1,369)           --
   - Receipt (reimbursement) of mortality
     guarantee adjustment                                --             --            --            --            --
                                                  ---------    -----------   -----------   -----------   -----------
                                                         --             --            --        (1,369)           --
NET INCREASE (DECREASE) IN NET ASSETS RESULTING
   FROM UNIT TRANSACTIONS                           (84,525)        22,429     5,756,121     1,404,119     4,117,431
                                                  ---------    -----------   -----------   -----------   -----------
TOTAL INCREASE (DECREASE) IN NET ASSETS            (193,156)    (3,093,488)   (1,318,600)   (2,460,665)   (2,045,466)
                                                  ---------    -----------   -----------   -----------   -----------
NET ASSETS AT DECEMBER 31, 2008                     118,640      3,816,208    16,199,724     5,415,804    10,807,864
Changes From Operations:
   - Net investment income (loss)                       503         12,998     1,223,904      (108,611)       38,485
   - Net realized gain (loss) on investments        (11,186)      (309,077)   (1,129,841)     (425,443)     (769,281)
   - Net change in unrealized appreciation or
     depreciation on investments                     29,669      1,180,039     5,534,470     2,796,528     3,455,495
                                                  ---------    -----------   -----------   -----------   -----------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING
   FROM OPERATIONS                                   18,986        883,960     5,628,533     2,262,474     2,724,699
Changes From Unit Transactions:
   Accumulation Units:
   - Contract purchases                                  --         84,310     1,897,630       260,514       868,735
   - Contract withdrawals and transfers to
     annuity reserves                                (9,411)      (228,819)     (995,756)     (386,674)     (488,927)
   - Contract transfers                             (29,096)      (205,260)     (372,841)      424,185       751,124
                                                  ---------    -----------   -----------   -----------   -----------
                                                    (38,507)      (349,769)      529,033       298,025     1,130,932
   Annuity Reserves:
   - Annuity Payments                                    --             --            --        (1,061)           --
   - Receipt (reimbursement) of mortality
     guarantee adjustments                               --             --            --            --            --
                                                  ---------    -----------   -----------   -----------   -----------
                                                         --             --            --        (1,061)           --
NET INCREASE (DECREASE) IN NET ASSETS RESULTING
   FROM UNIT TRANSACTIONS                           (38,507)      (349,769)      529,033       296,964     1,130,932
                                                  ---------    -----------   -----------   -----------   -----------
TOTAL INCREASE (DECREASE) IN NET ASSETS             (19,521)       534,191     6,157,566     2,559,438     3,855,631
                                                  ---------    -----------   -----------   -----------   -----------
NET ASSETS AT DECEMBER 31, 2009                   $  99,119    $ 4,350,399   $22,357,290   $ 7,975,242   $14,663,495
                                                  =========    ===========   ===========   ===========   ===========


                                                                            GOLDMAN
                                                    FTVIPT      FTVIPT     SACHS VIT
                                                  TEMPLETON   TEMPLETON     GROWTH &       JANUS
                                                 GLOBAL BOND    GROWTH       INCOME      ASPEN SERIES
                                                  SECURITIES  SECURITIES    SERVICE    BALANCED SERVICE
                                                   CLASS 2     CLASS 2       CLASS          SHARES
                                                  SUBACCOUNT  SUBACCOUNT   SUBACCOUNT     SUBACCOUNT
-------------------------------------------------------------------------------------------------------
NET ASSETS AT JANUARY 1, 2008                    $ 7,076,938  $10,005,432   $     --      $1,030,575
Changes From Operations:
   - Net investment income (loss)                    228,344       12,983         --           8,656
   - Net realized gain (loss) on investments          33,524      250,269         --          82,022
   - Net change in unrealized appreciation or
     depreciation on investments                     138,712   (4,350,358)        --        (260,874)
                                                 -----------  -----------   --------      ----------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING
   FROM OPERATIONS                                   400,580   (4,087,106)        --        (170,196)
Changes From Unit Transactions:
   Accumulation Units:
   - Contract purchases                            3,407,550      133,376         --           3,540
   - Contract withdrawals and transfers to
     annuity reserves                               (610,007)    (440,061)        --        (157,377)
   - Contract transfers                            2,745,367     (569,725)        --         217,723
                                                 -----------  -----------   --------      ----------
                                                   5,542,910     (876,410)        --          63,886
   Annuity Reserves:
   - Annuity Payments                                     --       (1,462)        --              --
   - Receipt (reimbursement) of mortality
     guarantee adjustment                                 --           --         --              --
                                                 -----------  -----------   --------      ----------
                                                          --       (1,462)        --              --
NET INCREASE (DECREASE) IN NET ASSETS RESULTING
   FROM UNIT TRANSACTIONS                          5,542,910     (877,872)        --          63,886
                                                 -----------  -----------   --------      ----------
TOTAL INCREASE (DECREASE) IN NET ASSETS            5,943,490   (4,964,978)        --        (106,310)
                                                 -----------  -----------   --------      ----------
NET ASSETS AT DECEMBER 31, 2008                   13,020,428    5,040,454         --         924,265
Changes From Operations:
   - Net investment income (loss)                  1,940,958       77,317      1,271           7,011
   - Net realized gain (loss) on investments         117,257     (585,864)       393          (2,654)
   - Net change in unrealized appreciation or
     depreciation on investments                     312,385    1,804,892      2,947         126,016
                                                 -----------  -----------   --------      ----------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING
   FROM OPERATIONS                                 2,370,600    1,296,345      4,611         130,373
Changes From Unit Transactions:
   Accumulation Units:
   - Contract purchases                            1,144,870       32,205     90,349           4,576
   - Contract withdrawals and transfers to
     annuity reserves                               (684,837)    (268,634)      (260)       (161,581)
   - Contract transfers                              848,701     (576,488)    24,335        (154,865)
                                                 -----------  -----------   --------      ----------
                                                   1,308,734     (812,917)   114,424        (311,870)
   Annuity Reserves:
   - Annuity Payments                                     --       (1,076)        --              --
   - Receipt (reimbursement) of mortality
     guarantee adjustments                                --           --         --              --
                                                 -----------  -----------   --------      ----------
                                                          --       (1,076)        --              --
NET INCREASE (DECREASE) IN NET ASSETS RESULTING
   FROM UNIT TRANSACTIONS                          1,308,734     (813,993)   114,424        (311,870)
                                                 -----------  -----------   --------      ----------
TOTAL INCREASE (DECREASE) IN NET ASSETS            3,679,334      482,352    119,035        (181,497)
                                                 -----------  -----------   --------      ----------
NET ASSETS AT DECEMBER 31, 2009                  $16,699,762  $ 5,522,806   $119,035      $  742,768
                                                 ===========  ===========   ========      ==========

                                                      JANUS           JANUS        LVIP BARON
                                                  ASPEN SERIES    ASPEN SERIES       GROWTH           LVIP
                                                   ENTERPRISE       WORLDWIDE     OPPORTUNITIES  CAPITAL GROWTH
                                                 SERVICE SHARES  SERVICE SHARES   SERVICE CLASS   SERVICE CLASS
                                                   SUBACCOUNT      SUBACCOUNT      SUBACCOUNT      SUBACCOUNT
---------------------------------------------------------------------------------------------------------------
NET ASSETS AT JANUARY 1, 2008                      $1,261,161       $ 41,084      $ 3,521,020      $ 660,009
Changes From Operations:
   - Net investment income (loss)                     (14,719)          (156)         (73,023)       (11,109)
   - Net realized gain (loss) on investments          113,625            578          152,391        (10,779)
   - Net change in unrealized appreciation or
     depreciation on investments                     (598,444)       (16,866)      (2,201,597)      (344,588)
                                                   ----------       --------      -----------      ---------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING
   FROM OPERATIONS                                   (499,538)       (16,444)      (2,122,229)      (366,476)
Changes From Unit Transactions:
   Accumulation Units:
   - Contract purchases                                 1,244             --        1,754,121        252,651
   - Contract withdrawals and transfers to
     annuity reserves                                (155,084)       (24,910)        (101,382)       (21,257)
   - Contract transfers                               (14,986)        16,758          620,766         33,229
                                                   ----------       --------      -----------      ---------
                                                     (168,826)        (8,152)       2,273,505        264,623
   Annuity Reserves:
   - Annuity Payments                                      --             --               --             --
   - Receipt (reimbursement) of mortality
     guarantee adjustment                                  --             --               --             --
                                                   ----------       --------      -----------      ---------
                                                           --             --               --             --
NET INCREASE (DECREASE) IN NET ASSETS RESULTING
   FROM UNIT TRANSACTIONS                            (168,826)        (8,152)       2,273,505        264,623
                                                   ----------       --------      -----------      ---------
TOTAL INCREASE (DECREASE) IN NET ASSETS              (668,364)       (24,596)         151,276       (101,853)
                                                   ----------       --------      -----------      ---------
NET ASSETS AT DECEMBER 31, 2008                       592,797         16,488        3,672,296        558,156
Changes From Operations:
   - Net investment income (loss)                     (10,270)           (45)         (71,178)        (9,543)
   - Net realized gain (loss) on investments           (5,364)        (1,284)        (379,336)       (71,567)
   - Net change in unrealized appreciation or
     depreciation on investments                      251,936          5,861        1,758,334        266,740
                                                   ----------       --------      -----------      ---------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING
   FROM OPERATIONS                                    236,302          4,532        1,307,820        185,630
Changes From Unit Transactions:
   Accumulation Units:
   - Contract purchases                                     5             --          312,832        217,229
   - Contract withdrawals and transfers to
     annuity reserves                                 (35,483)        (3,827)        (237,010)       (52,570)
   - Contract transfers                               (28,328)            14          173,121        (21,811)
                                                   ----------       --------      -----------      ---------
                                                      (63,806)        (3,813)         248,943        142,848
   Annuity Reserves:
   - Annuity Payments                                      --             --               --             --
   - Receipt (reimbursement) of mortality
     guarantee adjustments                                 --             --               --             --
                                                   ----------       --------      -----------      ---------
                                                           --             --               --             --
NET INCREASE (DECREASE) IN NET ASSETS RESULTING
   FROM UNIT TRANSACTIONS                             (63,806)        (3,813)         248,943        142,848
                                                   ----------       --------      -----------      ---------
TOTAL INCREASE (DECREASE) IN NET ASSETS               172,496            719        1,556,763        328,478
                                                   ----------       --------      -----------      ---------
NET ASSETS AT DECEMBER 31, 2009                    $  765,293       $ 17,207      $ 5,229,059      $ 886,634
                                                   ==========       ========      ===========      =========

See accompanying notes.


                                                      LVIP          LVIP                                      LVIP
                                                    COHEN &       COLUMBIA                       LVIP       DELAWARE
                                                 STEERS GLOBAL      VALUE         LVIP         DELAWARE    FOUNDATION
                                                  REAL ESTATE   OPPORTUNITIES   DELAWARE         BOND      AGGRESSIVE
                                                 SERVICE CLASS  SERVICE CLASS     BOND      SERVICE CLASS  ALLOCATION
                                                   SUBACCOUNT    SUBACCOUNT    SUBACCOUNT     SUBACCOUNT   SUBACCOUNT
-----------------------------------------------------------------------------------------------------------------------
NET ASSETS AT JANUARY 1, 2008                     $ 1,591,943     $ 139,493    $22,254,222   $29,591,599   $ 681,725
Changes From Operations:
   - Net investment income (loss)                      (6,898)       (3,396)       481,427       952,492      26,620
   - Net realized gain (loss) on investments          (93,476)      122,815       (334,626)     (237,538)     43,811
   - Net change in unrealized appreciation or
     depreciation on investments                   (1,293,730)     (289,056)    (1,038,063)   (2,347,934)   (284,619)
                                                  -----------     ---------    -----------   -----------   ---------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING
   FROM OPERATIONS                                 (1,394,104)     (169,637)      (891,262)   (1,632,980)   (214,188)
Changes From Unit Transactions:
   Accumulation Units:
   - Contract purchases                               969,391        89,406         67,775     5,704,997           1
   - Contract withdrawals and transfers to
     annuity reserves                                 (72,279)      (66,680)    (4,340,551)   (2,287,469)    (48,691)
   - Contract transfers                             1,194,938       347,811     (2,101,789)      (77,062)    (23,185)
                                                  -----------     ---------    -----------   -----------   ---------
                                                    2,092,050       370,537     (6,374,565)    3,340,466     (71,875)
   Annuity Reserves:
   - Annuity Payments                                      --            --           (805)       (1,475)         --
   - Receipt (reimbursement) of mortality
     guarantee adjustment                                  --            --             46            70          --
                                                  -----------     ---------    -----------   -----------   ---------
                                                           --            --           (759)       (1,405)         --
NET INCREASE (DECREASE) IN NET ASSETS RESULTING
   FROM UNIT TRANSACTIONS                           2,092,050       370,537     (6,375,324)    3,339,061     (71,875)
                                                  -----------     ---------    -----------   -----------   ---------
TOTAL INCREASE (DECREASE) IN NET ASSETS               697,946       200,900     (7,266,586)    1,706,081    (286,063)
                                                  -----------     ---------    -----------   -----------   ---------
NET ASSETS AT DECEMBER 31, 2008                     2,289,889       340,393     14,987,636    31,297,680     395,662
Changes From Operations:
   - Net investment income (loss)                     (46,809)       (4,696)       361,814     1,033,451         588
   - Net realized gain (loss) on investments         (288,885)     (107,441)       (31,331)      (17,384)    (33,625)
   - Net change in unrealized appreciation or
     depreciation on investments                    1,333,093       186,475      1,991,585     4,160,429     139,500
                                                  -----------     ---------    -----------   -----------   ---------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING
   FROM OPERATIONS                                    997,399        74,338      2,322,068     5,176,496     106,463
Changes From Unit Transactions:
   Accumulation Units:
   - Contract purchases                               262,333        81,535        144,184     2,874,720          --
   - Contract withdrawals and transfers to
     annuity reserves                                (121,840)      (13,813)    (2,607,477)   (2,231,854)    (51,462)
   - Contract transfers                               665,239       (50,968)      (705,363)    6,764,726     (12,077)
                                                  -----------     ---------    -----------   -----------   ---------
                                                      805,732        16,754     (3,168,656)    7,407,592     (63,539)
   Annuity Reserves:
   - Annuity Payments                                      --            --           (738)       (1,502)         --
   - Receipt (reimbursement) of mortality
     guarantee adjustments                                 --            --             49            81          --
                                                  -----------     ---------    -----------   -----------   ---------
                                                           --            --           (689)       (1,421)         --
NET INCREASE (DECREASE) IN NET ASSETS RESULTING
   FROM UNIT TRANSACTIONS                             805,732        16,754     (3,169,345)    7,406,171     (63,539)
                                                  -----------     ---------    -----------   -----------   ---------
TOTAL INCREASE (DECREASE) IN NET ASSETS             1,803,131        91,092       (847,277)   12,582,667      42,924
                                                  -----------     ---------    -----------   -----------   ---------
NET ASSETS AT DECEMBER 31, 2009                   $ 4,093,020     $ 431,485    $14,140,359   $43,880,347   $ 438,586
                                                  ===========     =========    ===========   ===========   =========

                                                      LVIP
                                                    DELAWARE         LVIP                      LVIP
                                                   FOUNDATION      DELAWARE       LVIP       DELAWARE
                                                   AGGRESSIVE       GROWTH      DELAWARE      SOCIAL
                                                   ALLOCATION     AND INCOME     SOCIAL      AWARENESS
                                                 SERVICE CLASS  SERVICE CLASS   AWARENESS  SERVICE CLASS
                                                   SUBACCOUNT     SUBACCOUNT   SUBACCOUNT   SUBACCOUNT
--------------------------------------------------------------------------------------------------------
NET ASSETS AT JANUARY 1, 2008                     $ 2,741,873    $  776,638    $1,366,209   $ 3,349,982
Changes From Operations:
   - Net investment income (loss)                     177,382        (4,123)       (7,585)      (28,782)
   - Net realized gain (loss) on investments          255,131        81,543        90,709       197,345
   - Net change in unrealized appreciation or
     depreciation on investments                   (1,627,469)     (450,047)     (521,102)   (1,405,684)
                                                  -----------    ----------    ----------   -----------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING
   FROM OPERATIONS                                 (1,194,956)     (372,627)     (437,978)   (1,237,121)
Changes From Unit Transactions:
   Accumulation Units:
   - Contract purchases                               884,525       164,030         1,666       261,666
   - Contract withdrawals and transfers to
     annuity reserves                                (108,097)      (20,280)     (137,657)     (145,036)
   - Contract transfers                               454,590       151,856       (54,099)      (42,425)
                                                  -----------    ----------    ----------   -----------
                                                    1,231,018       295,606      (190,090)       74,205
   Annuity Reserves:
   - Annuity Payments                                      --            --          (946)           --
   - Receipt (reimbursement) of mortality
     guarantee adjustment                                  --            --           (20)           --
                                                  -----------    ----------    ----------   -----------
                                                           --            --          (966)           --
NET INCREASE (DECREASE) IN NET ASSETS RESULTING
   FROM UNIT TRANSACTIONS                           1,231,018       295,606      (191,056)       74,205
                                                  -----------    ----------    ----------   -----------
TOTAL INCREASE (DECREASE) IN NET ASSETS                36,062       (77,021)     (629,034)   (1,162,916)
                                                  -----------    ----------    ----------   -----------
NET ASSETS AT DECEMBER 31, 2008                     2,777,935       699,617       737,175     2,187,066
Changes From Operations:
   - Net investment income (loss)                      (5,712)       (5,243)       (6,392)      (25,794)
   - Net realized gain (loss) on investments         (242,231)      (23,544)       27,193        12,410
   - Net change in unrealized appreciation or
     depreciation on investments                    1,034,430       215,064       179,593       563,113
                                                  -----------    ----------    ----------   -----------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING
   FROM OPERATIONS                                    786,487       186,277       200,394       549,729
Changes From Unit Transactions:
   Accumulation Units:
   - Contract purchases                                65,912        64,287         6,053        46,050
   - Contract withdrawals and transfers to
     annuity reserves                                (112,172)      (57,885)      (63,568)     (185,695)
   - Contract transfers                               (92,247)      285,792         8,397      (122,910)
                                                  -----------    ----------    ----------   -----------
                                                     (138,507)      292,194       (49,118)     (262,555)
   Annuity Reserves:
   - Annuity Payments                                      --            --          (740)           --
   - Receipt (reimbursement) of mortality
     guarantee adjustments                                 --            --           (13)           --
                                                  -----------    ----------    ----------   -----------
                                                           --            --          (753)           --
NET INCREASE (DECREASE) IN NET ASSETS RESULTING
   FROM UNIT TRANSACTIONS                            (138,507)      292,194       (49,871)     (262,555)
                                                  -----------    ----------    ----------   -----------
TOTAL INCREASE (DECREASE) IN NET ASSETS               647,980       478,471       150,523       287,174
                                                  -----------    ----------    ----------   -----------
NET ASSETS AT DECEMBER 31, 2009                   $ 3,425,915    $1,178,088    $  887,698   $ 2,474,240
                                                  ===========    ==========    ==========   ===========

                                                      LVIP                                        LVIP
                                                    DELAWARE                       LVIP          JANUS
                                                    SPECIAL         LVIP          JANUS         CAPITAL
                                                 OPPORTUNITIES  GLOBAL INCOME    CAPITAL      APPRECIATION
                                                 SERVICE CLASS  SERVICE CLASS  APPRECIATION  SERVICE CLASS
                                                   SUBACCOUNT    SUBACCOUNT     SUBACCOUNT     SUBACCOUNT
-----------------------------------------------------------------------------------------------------------
NET ASSETS AT JANUARY 1, 2008                     $  263,794     $       --     $ 228,839     $1,023,651
Changes From Operations:
   - Net investment income (loss)                     (2,322)            --        (1,421)       (11,640)
   - Net realized gain (loss) on investments          15,074             --         7,678         (5,218)
   - Net change in unrealized appreciation or
     depreciation on investments                    (182,769)            --       (94,917)      (590,412)
                                                  ----------     ----------     ---------     ----------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING
   FROM OPERATIONS                                  (170,017)            --       (88,660)      (607,270)
Changes From Unit Transactions:
   Accumulation Units:
   - Contract purchases                              179,802             --            --        434,315
   - Contract withdrawals and transfers to
     annuity reserves                                 (4,055)            --       (18,585)       (44,345)
   - Contract transfers                               88,570             --          (325)       146,660
                                                  ----------     ----------     ---------     ----------
                                                     264,317             --       (18,910)       536,630
   Annuity Reserves:
   - Annuity Payments                                     --             --            --             --
   - Receipt (reimbursement) of mortality
     guarantee adjustment                                 --             --            --             --
                                                  ----------     ----------     ---------     ----------
                                                          --             --            --             --
NET INCREASE (DECREASE) IN NET ASSETS RESULTING
   FROM UNIT TRANSACTIONS                            264,317             --       (18,910)       536,630
                                                  ----------     ----------     ---------     ----------
TOTAL INCREASE (DECREASE) IN NET ASSETS               94,300             --      (107,570)       (70,640)
                                                  ----------     ----------     ---------     ----------
NET ASSETS AT DECEMBER 31, 2008                      358,094             --       121,269        953,011
Changes From Operations:
   - Net investment income (loss)                     (5,459)        10,486        (1,106)        (9,348)
   - Net realized gain (loss) on investments         (28,373)         2,063         6,873        (74,462)
   - Net change in unrealized appreciation or
     depreciation on investments                     232,051        (12,984)       48,106        453,976
                                                  ----------     ----------     ---------     ----------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING
   FROM OPERATIONS                                   198,219           (435)       53,873        370,166
Changes From Unit Transactions:
   Accumulation Units:
   - Contract purchases                               31,260        874,489            16         83,639
   - Contract withdrawals and transfers to
     annuity reserves                                (50,497)       (54,904)      (26,043)       (82,371)
   - Contract transfers                              671,120        540,319       (23,531)       125,708
                                                  ----------     ----------     ---------     ----------
                                                     651,883      1,359,904       (49,558)       126,976
   Annuity Reserves:
   - Annuity Payments                                     --             --            --             --
   - Receipt (reimbursement) of mortality
     guarantee adjustments                                --             --            --             --
                                                  ----------     ----------     ---------     ----------
                                                          --             --            --             --
NET INCREASE (DECREASE) IN NET ASSETS RESULTING
   FROM UNIT TRANSACTIONS                            651,883      1,359,904       (49,558)       126,976
                                                  ----------     ----------     ---------     ----------
TOTAL INCREASE (DECREASE) IN NET ASSETS              850,102      1,359,469         4,315        497,142
                                                  ----------     ----------     ---------     ----------
NET ASSETS AT DECEMBER 31, 2009                   $1,208,196     $1,359,469     $ 125,584     $1,450,153
                                                  ==========     ==========     =========     ==========

See accompanying notes.

                                                      LVIP                                                       LVIP
                                                    MARSICO                         LVIP           LVIP        MONDRIAN
                                                 INTERNATIONAL      LVIP          MID-CAP        MONDRIAN    INTERNATIONAL
                                                     GROWTH       MFS VALUE        VALUE      INTERNATIONAL  VALUE SERVICE
                                                 SERVICE CLASS  SERVICE CLASS  SERVICE CLASS      VALUE          CLASS
                                                   SUBACCOUNT    SUBACCOUNT      SUBACCOUNT     SUBACCOUNT    SUBACCOUNT
--------------------------------------------------------------------------------------------------------------------------
NET ASSETS AT JANUARY 1, 2008                     $   913,932    $ 1,000,521    $   934,705    $ 4,042,481    $11,895,716
Changes From Operations:
   - Net investment income (loss)                      (9,248)        (6,845)       (17,421)       100,628        300,706
   - Net realized gain (loss) on investments           14,931        (18,684)       (50,838)       195,156        643,012
   - Net change in unrealized appreciation or
     depreciation on investments                   (1,129,900)      (810,054)      (593,526)    (1,762,275)    (5,455,432)
                                                  -----------    -----------    -----------    -----------    -----------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING
   FROM OPERATIONS                                 (1,124,217)      (835,583)      (661,785)    (1,466,491)    (4,511,714)
Changes From Unit Transactions:
   Accumulation Units:
   - Contract purchases                               884,930      1,647,502        439,258          8,567        690,268
   - Contract withdrawals and transfers to
     annuity reserves                                 (47,775)       (37,157)       (49,217)      (311,135)      (592,007)
   - Contract transfers                               655,992        617,923        440,719       (119,187)      (154,970)
                                                  -----------    -----------    -----------    -----------    -----------
                                                    1,493,147      2,228,268        830,760       (421,755)       (56,709)
   Annuity Reserves:
   - Annuity Payments                                      --             --             --             --           (931)
   - Receipt (reimbursement) of mortality
     guarantee adjustment                                  --             --             --             --             33
                                                  -----------    -----------    -----------    -----------    -----------
                                                           --             --             --             --           (898)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING
   FROM UNIT TRANSACTIONS                           1,493,147      2,228,268        830,760       (421,755)       (57,607)
                                                  -----------    -----------    -----------    -----------    -----------
TOTAL INCREASE (DECREASE) IN NET ASSETS               368,930      1,392,685        168,975     (1,888,246)    (4,569,321)
                                                  -----------    -----------    -----------    -----------    -----------
NET ASSETS AT DECEMBER 31, 2008                     1,282,862      2,393,206      1,103,680      2,154,235      7,326,395
Changes From Operations:
   - Net investment income (loss)                     (15,218)        (5,296)       (19,299)        35,469        108,074
   - Net realized gain (loss) on investments         (207,547)      (185,204)      (101,217)      (113,163)      (362,147)
   - Net change in unrealized appreciation or
     depreciation on investments                      684,952        868,411        616,196        441,513      1,612,524
                                                  -----------    -----------    -----------    -----------    -----------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING
   FROM OPERATIONS                                    462,187        677,911        495,680        363,819      1,358,451
Changes From Unit Transactions:
   Accumulation Units:
   - Contract purchases                               145,757        635,165        124,210         11,041        187,635
   - Contract withdrawals and transfers to
     annuity reserves                                 (60,046)       (76,890)       (40,403)      (171,987)      (472,670)
   - Contract transfers                               190,426        951,308        199,103        (89,382)       (63,707)
                                                  -----------    -----------    -----------    -----------    -----------
                                                      276,137      1,509,583        282,910       (250,328)      (348,742)
   Annuity Reserves:
   - Annuity Payments                                      --             --             --             --           (705)
   - Receipt (reimbursement) of mortality
     guarantee adjustments                                 --             --             --             --             42
                                                  -----------    -----------    -----------    -----------    -----------
                                                           --             --             --             --           (663)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING
   FROM UNIT TRANSACTIONS                             276,137      1,509,583        282,910       (250,328)      (349,405)
                                                  -----------    -----------    -----------    -----------    -----------
TOTAL INCREASE (DECREASE) IN NET ASSETS               738,324      2,187,494        778,590        113,491      1,009,046
                                                  -----------    -----------    -----------    -----------    -----------
NET ASSETS AT DECEMBER 31, 2009                   $ 2,021,186    $ 4,580,700    $ 1,882,270    $ 2,267,726    $ 8,335,441
                                                  ===========    ===========    ===========    ===========    ===========

                                                                                                   LVIP
                                                                                  LVIP             SSGA
                                                                    LVIP        SSGA BOND        DEVELOPED
                                                     LVIP       MONEY MARKET      INDEX      INTERNATIONAL 150
                                                 MONEY MARKET  SERVICE CLASS  SERVICE CLASS    SERVICE CLASS
                                                  SUBACCOUNT     SUBACCOUNT    SUBACCOUNT       SUBACCOUNT
--------------------------------------------------------------------------------------------------------------
NET ASSETS AT JANUARY 1, 2008                    $ 6,288,607    $16,222,762    $        --      $       --
Changes From Operations:
   - Net investment income (loss)                     54,114         72,604            303           2,346
   - Net realized gain (loss) on investments              28             78          2,446          (7,568)
   - Net change in unrealized appreciation or
     depreciation on investments                          --              5        152,573         (18,229)
                                                 -----------    -----------    -----------      ----------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING
   FROM OPERATIONS                                    54,142         72,687        155,322         (23,451)
Changes From Unit Transactions:
   Accumulation Units:
   - Contract purchases                               19,906      7,476,603      2,562,142         400,078
   - Contract withdrawals and transfers to
     annuity reserves                             (4,608,249)    (3,108,873)       (38,540)         (3,748)
   - Contract transfers                            8,330,957      3,827,627      1,433,390         196,423
                                                 -----------    -----------    -----------      ----------
                                                   3,742,614      8,195,357      3,956,992         592,753
   Annuity Reserves:
   - Annuity Payments                                     --             --             --              --
   - Receipt (reimbursement) of mortality
     guarantee adjustment                                 --             --             --              --
                                                 -----------    -----------    -----------      ----------
                                                          --             --             --              --
NET INCREASE (DECREASE) IN NET ASSETS RESULTING
   FROM UNIT TRANSACTIONS                          3,742,614      8,195,357      3,956,992         592,753
                                                 -----------    -----------    -----------      ----------
TOTAL INCREASE (DECREASE) IN NET ASSETS            3,796,756      8,268,044      4,112,314         569,302
                                                 -----------    -----------    -----------      ----------
NET ASSETS AT DECEMBER 31, 2008                   10,085,363     24,490,806      4,112,314         569,302
Changes From Operations:
   - Net investment income (loss)                    (87,236)      (344,920)        45,148             963
   - Net realized gain (loss) on investments              71            251         84,573          77,584
   - Net change in unrealized appreciation or
     depreciation on investments                          --             (3)       109,593         416,378
                                                 -----------    -----------    -----------      ----------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING
   FROM OPERATIONS                                   (87,165)      (344,672)       239,314         494,925
Changes From Unit Transactions:
   Accumulation Units:
   - Contract purchases                               16,810      3,874,049      3,846,854         550,069
   - Contract withdrawals and transfers to
     annuity reserves                             (5,405,709)    (3,745,917)      (458,803)        (32,361)
   - Contract transfers                            1,789,926     (7,094,125)     6,673,073         654,409
                                                 -----------    -----------    -----------      ----------
                                                  (3,598,973)    (6,965,993)    10,061,124       1,172,117
   Annuity Reserves:
   - Annuity Payments                                     --             --             --              --
   - Receipt (reimbursement) of mortality
     guarantee adjustments                                --             --             --              --
                                                 -----------    -----------    -----------      ----------
                                                          --             --             --              --
NET INCREASE (DECREASE) IN NET ASSETS RESULTING
   FROM UNIT TRANSACTIONS                         (3,598,973)    (6,965,993)    10,061,124       1,172,117
                                                 -----------    -----------    -----------      ----------
TOTAL INCREASE (DECREASE) IN NET ASSETS           (3,686,138)    (7,310,665)    10,300,438       1,667,042
                                                 -----------    -----------    -----------      ----------
NET ASSETS AT DECEMBER 31, 2009                  $ 6,399,225    $17,180,141    $14,412,752      $2,236,344
                                                 ===========    ===========    ===========      ==========

                                                   LVIP SSGA      LVIP SSGA
                                                    EMERGING    INTERNATIONAL    LVIP SSGA
                                                  MARKETS 100   INDEX SERVICE  LARGE CAP 100    LVIP SSGA
                                                 SERVICE CLASS      CLASS      SERVICE CLASS  S&P 500 INDEX
                                                   SUBACCOUNT    SUBACCOUNT      SUBACCOUNT     SUBACCOUNT
-----------------------------------------------------------------------------------------------------------
NET ASSETS AT JANUARY 1, 2008                     $        --    $        --    $        --     $ 136,420
Changes From Operations:
   - Net investment income (loss)                         888          2,062         (1,039)        6,041
   - Net realized gain (loss) on investments           (6,727)        (8,572)       (17,475)      (62,704)
   - Net change in unrealized appreciation or
     depreciation on investments                      (29,278)       (76,270)      (160,239)     (100,248)
                                                  -----------    -----------    -----------     ---------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING
   FROM OPERATIONS                                    (35,117)       (82,780)      (178,753)     (156,911)
Changes From Unit Transactions:
   Accumulation Units:
   - Contract purchases                               280,623        459,612        570,638            --
   - Contract withdrawals and transfers to
     annuity reserves                                  (4,239)        (5,775)       (35,386)     (115,719)
   - Contract transfers                               207,012        315,214        794,491       367,139
                                                  -----------    -----------    -----------     ---------
                                                      483,396        769,051      1,329,743       251,420
   Annuity Reserves:
   - Annuity Payments                                      --             --             --            --
   - Receipt (reimbursement) of mortality
     guarantee adjustment                                  --             --             --            --
                                                  -----------    -----------    -----------     ---------
                                                           --             --             --            --
NET INCREASE (DECREASE) IN NET ASSETS RESULTING
   FROM UNIT TRANSACTIONS                             483,396        769,051      1,329,743       251,420
                                                  -----------    -----------    -----------     ---------
TOTAL INCREASE (DECREASE) IN NET ASSETS               448,279        686,271      1,150,990        94,509
                                                  -----------    -----------    -----------     ---------
NET ASSETS AT DECEMBER 31, 2008                       448,279        686,271      1,150,990       230,929
Changes From Operations:
   - Net investment income (loss)                      (2,290)         2,926         (4,502)       (2,504)
   - Net realized gain (loss) on investments          151,242         77,799         62,766       (51,437)
   - Net change in unrealized appreciation or
     depreciation on investments                    1,023,300        488,378      1,010,626       104,640
                                                  -----------    -----------    -----------     ---------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING
   FROM OPERATIONS                                  1,172,252        569,103      1,068,890        50,699
Changes From Unit Transactions:
   Accumulation Units:
   - Contract purchases                               528,188        988,837      1,106,082        43,220
   - Contract withdrawals and transfers to
     annuity reserves                                (100,738)       (70,241)       (80,290)      (56,343)
   - Contract transfers                             1,811,444        836,070      1,484,966      (107,111)
                                                  -----------    -----------    -----------     ---------
                                                    2,238,894      1,754,666      2,510,758      (120,234)
   Annuity Reserves:
   - Annuity Payments                                      --             --             --            --
   - Receipt (reimbursement) of mortality
     guarantee adjustments                                 --             --             --            --
                                                  -----------    -----------    -----------     ---------
                                                           --             --             --            --
NET INCREASE (DECREASE) IN NET ASSETS RESULTING
   FROM UNIT TRANSACTIONS                           2,238,894      1,754,666      2,510,758      (120,234)
                                                  -----------    -----------    -----------     ---------
TOTAL INCREASE (DECREASE) IN NET ASSETS             3,411,146      2,323,769      3,579,648       (69,535)
                                                  -----------    -----------    -----------     ---------
NET ASSETS AT DECEMBER 31, 2009                   $ 3,859,425    $ 3,010,040    $ 4,730,638     $ 161,394
                                                  ===========    ===========    ===========     =========

See accompanying notes.


                                                                                                                 LVIP
                                                                  LVIP SSGA      LVIP SSGA         LVIP      T. ROWE PRICE
                                                   LVIP SSGA      SMALL-CAP      SMALL-MID    T. ROWE PRICE   STRUCTURED
                                                 S&P 500 INDEX      INDEX         CAP 200      GROWTH STOCK     MID-CAP
                                                 SERVICE CLASS  SERVICE CLASS  SERVICE CLASS  SERVICE CLASS     GROWTH
                                                   SUBACCOUNT    SUBACCOUNT     SUBACCOUNT      SUBACCOUNT     SUBACCOUNT
--------------------------------------------------------------------------------------------------------------------------
NET ASSETS AT JANUARY 1, 2008                     $ 1,798,089    $  524,655     $       --     $   86,268       $137,685
Changes From Operations:
   - Net investment income (loss)                     107,544        (3,947)            45        (10,714)        (1,674)
   - Net realized gain (loss) on investments         (109,155)       27,334        (48,791)       (61,706)         1,244
   - Net change in unrealized appreciation or
     depreciation on investments                   (1,740,919)     (719,841)        (7,203)      (288,072)       (53,596)
                                                  -----------    ----------     ----------     ----------       --------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING
   FROM OPERATIONS                                 (1,742,530)     (696,454)       (55,949)      (360,492)       (54,026)
Changes From Unit Transactions:
   Accumulation Units:
   - Contract purchases                             2,242,807       686,366        181,650        717,933             --
   - Contract withdrawals and transfers to
     annuity reserves                                (148,986)     (102,664)        (2,108)       (21,350)          (232)
   - Contract transfers                             3,177,818     1,456,977        149,515        249,701        (15,130)
                                                  -----------    ----------     ----------     ----------       --------
                                                    5,271,639     2,040,679        329,057        946,284        (15,362)
   Annuity Reserves:
   - Annuity Payments                                      --            --             --             --             --
   - Receipt (reimbursement) of mortality
     guarantee adjustment                                  --            --             --             --             --
                                                  -----------    ----------     ----------     ----------       --------
                                                           --            --             --             --             --
NET INCREASE (DECREASE) IN NET ASSETS RESULTING
   FROM UNIT TRANSACTIONS                           5,271,639     2,040,679        329,057        946,284        (15,362)
                                                  -----------    ----------     ----------     ----------       --------
TOTAL INCREASE (DECREASE) IN NET ASSETS             3,529,109     1,344,225        273,108        585,792        (69,388)
                                                  -----------    ----------     ----------     ----------       --------
NET ASSETS AT DECEMBER 31, 2008                     5,327,198     1,868,880        273,108        672,060         68,297
Changes From Operations:
   - Net investment income (loss)                     (18,377)      (26,396)         2,684        (16,451)        (1,320)
   - Net realized gain (loss) on investments         (429,932)     (144,903)        59,225        (67,550)        (1,790)
   - Net change in unrealized appreciation or
     depreciation on investments                    2,232,948       856,991        345,395        412,148         35,471
                                                  -----------    ----------     ----------     ----------       --------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING
   FROM OPERATIONS                                  1,784,639       685,692        407,304        328,147         32,361
Changes From Unit Transactions:
   Accumulation Units:
   - Contract purchases                             1,724,872       564,479        368,024         55,484          2,501
   - Contract withdrawals and transfers to
     annuity reserves                                (330,294)      (75,463)       (20,047)       (25,603)       (10,304)
   - Contract transfers                             1,283,662       365,502        412,227        336,875         21,298
                                                  -----------    ----------     ----------     ----------       --------
                                                    2,678,240       854,518        760,204        366,756         13,495
   Annuity Reserves:
   - Annuity Payments                                      --            --             --             --             --
   - Receipt (reimbursement) of mortality
     guarantee adjustments                                 --            --             --             --             --
                                                  -----------    ----------     ----------     ----------       --------
                                                           --            --             --             --             --
NET INCREASE (DECREASE) IN NET ASSETS RESULTING
   FROM UNIT TRANSACTIONS                           2,678,240       854,518        760,204        366,756         13,495
                                                  -----------    ----------     ----------     ----------       --------
TOTAL INCREASE (DECREASE) IN NET ASSETS             4,462,879     1,540,210      1,167,508        694,903         45,856
                                                  -----------    ----------     ----------     ----------       --------
NET ASSETS AT DECEMBER 31, 2009                   $ 9,790,077    $3,409,090     $1,440,616     $1,366,963       $114,153
                                                  ===========    ==========     ==========     ==========       ========

                                                     LVIP
                                                 T. ROWE PRICE                     LVIP
                                                  STRUCTURED         LVIP         TURNER            LVIP
                                                    MID-CAP       TEMPLETON       MID-CAP       WELLS FARGO
                                                    GROWTH          GROWTH        GROWTH      INTRINSIC VALUE
                                                 SERVICE CLASS  SERVICE CLASS  SERVICE CLASS   SERVICE CLASS
                                                   SUBACCOUNT     SUBACCOUNT    SUBACCOUNT       SUBACCOUNT
-------------------------------------------------------------------------------------------------------------
NET ASSETS AT JANUARY 1, 2008                     $1,248,970     $ 2,210,571    $  815,779      $1,163,327
Changes From Operations:
   - Net investment income (loss)                    (20,965)         13,258       (15,206)           (918)
   - Net realized gain (loss) on investments         (84,418)        (28,739)      129,375          90,213
   - Net change in unrealized appreciation or
     depreciation on investments                    (617,424)     (1,311,958)     (691,638)       (683,119)
                                                  ----------     -----------    ----------      ----------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING
   FROM OPERATIONS                                  (722,807)     (1,327,439)     (577,469)       (593,824)
Changes From Unit Transactions:
   Accumulation Units:
   - Contract purchases                              308,876       1,209,872       418,873         354,277
   - Contract withdrawals and transfers to
     annuity reserves                               (178,632)       (110,692)      (81,213)        (33,585)
   - Contract transfers                              274,301         496,138       121,086         226,939
                                                  ----------     -----------    ----------      ----------
                                                     404,545       1,595,318       458,746         547,631
   Annuity Reserves:
   - Annuity Payments                                     --              --            --              --
   - Receipt (reimbursement) of mortality
     guarantee adjustment                                 --              --            --              --
                                                  ----------     -----------    ----------      ----------
                                                          --              --            --              --
NET INCREASE (DECREASE) IN NET ASSETS RESULTING
   FROM UNIT TRANSACTIONS                            404,545       1,595,318       458,746         547,631
                                                  ----------     -----------    ----------      ----------
TOTAL INCREASE (DECREASE) IN NET ASSETS             (318,262)        267,879      (118,723)        (46,193)
                                                  ----------     -----------    ----------      ----------
NET ASSETS AT DECEMBER 31, 2008                      930,708       2,478,450       697,056       1,117,134
Changes From Operations:
   - Net investment income (loss)                    (22,803)          4,376       (14,317)         (8,530)
   - Net realized gain (loss) on investments         (65,468)       (150,916)     (178,891)       (147,976)
   - Net change in unrealized appreciation or
     depreciation on investments                     565,235         863,341       509,185         404,060
                                                  ----------     -----------    ----------      ----------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING
   FROM OPERATIONS                                   476,964         716,801       315,977         247,554
Changes From Unit Transactions:
   Accumulation Units:
   - Contract purchases                              130,376         341,996        93,511          34,825
   - Contract withdrawals and transfers to
     annuity reserves                                (55,683)        (77,545)      (41,520)        (45,009)
   - Contract transfers                              443,233         228,861           794         (47,324)
                                                  ----------     -----------    ----------      ----------
                                                     517,926         493,312        52,785         (57,508)
   Annuity Reserves:
   - Annuity Payments                                     --              --            --              --
   - Receipt (reimbursement) of mortality
     guarantee adjustments                                --              --            --              --
                                                  ----------     -----------    ----------      ----------
                                                          --              --            --              --
NET INCREASE (DECREASE) IN NET ASSETS RESULTING
   FROM UNIT TRANSACTIONS                            517,926         493,312        52,785         (57,508)
                                                  ----------     -----------    ----------      ----------
TOTAL INCREASE (DECREASE) IN NET ASSETS              994,890       1,210,113       368,762         190,046
                                                  ----------     -----------    ----------      ----------
NET ASSETS AT DECEMBER 31, 2009                   $1,925,598     $ 3,688,563    $1,065,818      $1,307,180
                                                  ==========     ===========    ==========      ==========

                                                     LVIP           LVIP           LVIP           LVIP
                                                 WILSHIRE 2010  WILSHIRE 2020  WILSHIRE 2030  WILSHIRE 2040
                                                    PROFILE        PROFILE        PROFILE        PROFILE
                                                 SERVICE CLASS  SERVICE CLASS  SERVICE CLASS  SERVICE CLASS
                                                  SUBACCOUNT     SUBACCOUNT     SUBACCOUNT     SUBACCOUNT
-----------------------------------------------------------------------------------------------------------
NET ASSETS AT JANUARY 1, 2008                      $ 299,939      $  8,896       $   7,671      $  4,951
Changes From Operations:
   - Net investment income (loss)                     (1,073)         (413)         (2,309)       (3,162)
   - Net realized gain (loss) on investments          (2,466)        1,631         (66,819)      (43,721)
   - Net change in unrealized appreciation or
     depreciation on investments                    (123,672)      (59,308)       (121,460)      (43,654)
                                                   ---------      --------       ---------      --------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING
   FROM OPERATIONS                                  (127,211)      (58,090)       (190,588)      (90,537)
Changes From Unit Transactions:
   Accumulation Units:
   - Contract purchases                              331,976       227,729         487,565        47,039
   - Contract withdrawals and transfers to
     annuity reserves                               (131,711)      (55,449)         (1,978)      (14,632)
   - Contract transfers                              126,519       114,067          53,338       163,121
                                                   ---------      --------       ---------      --------
                                                     326,784       286,347         538,925       195,528
   Annuity Reserves:
   - Annuity Payments                                     --            --              --            --
   - Receipt (reimbursement) of mortality
     guarantee adjustment                                 --            --              --            --
                                                   ---------      --------       ---------      --------
                                                          --            --              --            --
NET INCREASE (DECREASE) IN NET ASSETS RESULTING
   FROM UNIT TRANSACTIONS                            326,784       286,347         538,925       195,528
                                                   ---------      --------       ---------      --------
TOTAL INCREASE (DECREASE) IN NET ASSETS              199,573       228,257         348,337       104,991
                                                   ---------      --------       ---------      --------
NET ASSETS AT DECEMBER 31, 2008                      499,512       237,153         356,008       109,942
Changes From Operations:
   - Net investment income (loss)                        137           (36)           (350)         (502)
   - Net realized gain (loss) on investments           2,200         5,611          (6,312)       (2,262)
   - Net change in unrealized appreciation or
     depreciation on investments                     118,524        72,127         122,413        32,125
                                                   ---------      --------       ---------      --------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING
   FROM OPERATIONS                                   120,861        77,702         115,751        29,361
Changes From Unit Transactions:
   Accumulation Units:
   - Contract purchases                                  122         1,122          73,000            --
   - Contract withdrawals and transfers to
     annuity reserves                                (17,067)       (4,511)        (66,996)      (10,716)
   - Contract transfers                              219,356       155,474             201            --
                                                   ---------      --------       ---------      --------
                                                     202,411       152,085           6,205       (10,716)
   Annuity Reserves:
   - Annuity Payments                                     --            --              --            --
   - Receipt (reimbursement) of mortality
     guarantee adjustments                                --            --              --            --
                                                   ---------      --------       ---------      --------
                                                          --            --              --            --
NET INCREASE (DECREASE) IN NET ASSETS RESULTING
   FROM UNIT TRANSACTIONS                            202,411       152,085           6,205       (10,716)
                                                   ---------      --------       ---------      --------
TOTAL INCREASE (DECREASE) IN NET ASSETS              323,272       229,787         121,956        18,645
                                                   ---------      --------       ---------      --------
NET ASSETS AT DECEMBER 31, 2009                    $ 822,784      $466,940       $ 477,964      $128,587
                                                   =========      ========       =========      ========

See accompanying notes.

                                                                                                   LVIP
                                                     LVIP            LVIP           LVIP         WILSHIRE
                                                   WILSHIRE        WILSHIRE       WILSHIRE      MODERATELY
                                                  AGGRESSIVE     CONSERVATIVE     MODERATE      AGGRESSIVE      MFS VIT
                                                    PROFILE        PROFILE        PROFILE        PROFILE      CORE EQUITY
                                                 SERVICE CLASS  SERVICE CLASS  SERVICE CLASS  SERVICE CLASS  SERVICE CLASS
                                                  SUBACCOUNT      SUBACCOUNT     SUBACCOUNT     SUBACCOUNT    SUBACCOUNT
--------------------------------------------------------------------------------------------------------------------------
NET ASSETS AT JANUARY 1, 2008                     $ 2,503,334    $ 4,342,379   $ 30,859,220    $14,836,003      $155,994
Changes From Operations:
   - Net investment income (loss)                     (37,840)        19,215         50,286       (116,774)       (1,450)
   - Net realized gain (loss) on investments           29,145         18,033        277,575        (45,770)        2,902
   - Net change in unrealized appreciation or
     depreciation on investments                   (1,530,446)    (1,090,460)   (10,659,040)    (5,600,219)      (58,886)
                                                  -----------    -----------   ------------    -----------      --------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING
   FROM OPERATIONS                                 (1,539,141)    (1,053,212)   (10,331,179)    (5,762,763)      (57,434)
Changes From Unit Transactions:
   Accumulation Units:
   - Contract purchases                             1,034,614      1,677,191      5,361,585      2,142,853            59
   - Contract withdrawals and transfers to
     annuity reserves                                (110,236)      (583,738)    (1,989,825)      (848,797)      (11,029)
   - Contract transfers                               687,588        741,116      2,919,419      1,135,964       (11,534)
                                                  -----------    -----------   ------------    -----------      --------
                                                    1,611,966      1,834,569      6,291,179      2,430,020       (22,504)
   Annuity Reserves:
   - Annuity Payments                                      --             --             --             --            --
   - Receipt (reimbursement) of mortality
     guarantee adjustment                                  --             --             --             --            --
                                                  -----------    -----------   ------------    -----------      --------
                                                           --             --             --             --            --
NET INCREASE (DECREASE) IN NET ASSETS RESULTING
   FROM UNIT TRANSACTIONS                           1,611,966      1,834,569      6,291,179      2,430,020       (22,504)
                                                  -----------    -----------   ------------    -----------      --------
TOTAL INCREASE (DECREASE) IN NET ASSETS                72,825        781,357     (4,040,000)    (3,332,743)      (79,938)
                                                  -----------    -----------   ------------    -----------      --------
NET ASSETS AT DECEMBER 31, 2008                     2,576,159      5,123,736     26,819,220     11,503,260        76,056
Changes From Operations:
   - Net investment income (loss)                     136,707        191,729        685,229        313,402          (266)
   - Net realized gain (loss) on investments           34,949         42,928       (806,168)      (617,416)         (896)
   - Net change in unrealized appreciation or
     depreciation on investments                      565,059      1,221,092      6,597,665      3,169,641        22,934
                                                  -----------    -----------   ------------    -----------      --------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING
   FROM OPERATIONS                                    736,715      1,455,749      6,476,726      2,865,627        21,772
Changes From Unit Transactions:
   Accumulation Units:
   - Contract purchases                                73,800        290,781      1,281,421      1,049,795            --
   - Contract withdrawals and transfers to
     annuity reserves                                (112,762)      (463,652)    (1,630,710)      (615,632)       (4,125)
   - Contract transfers                                 4,888      3,058,903       (768,789)      (678,442)       (2,216)
                                                  -----------    -----------   ------------    -----------      --------
                                                      (34,074)     2,886,032     (1,118,078)      (244,279)       (6,341)
   Annuity Reserves:
   - Annuity Payments                                      --             --             --             --            --
   - Receipt (reimbursement) of mortality
     guarantee adjustments                                 --             --             --             --            --
                                                           --             --             --             --            --
NET INCREASE (DECREASE) IN NET ASSETS RESULTING
   FROM UNIT TRANSACTIONS                             (34,074)     2,886,032     (1,118,078)      (244,279)       (6,341)
                                                  -----------    -----------   ------------    -----------      --------
TOTAL INCREASE (DECREASE) IN NET ASSETS               702,641      4,341,781      5,358,648      2,621,348        15,431
                                                  -----------    -----------   ------------    -----------      --------
NET ASSETS AT DECEMBER 31, 2009                   $ 3,278,800    $ 9,465,517   $ 32,177,868    $14,124,608      $ 91,487
                                                  ===========    ===========   ============    ===========      ========

                                                                MFS VIT                      MFS VIT
                                                   MFS VIT      GROWTH        MFS VIT      TOTAL RETURN
                                                   GROWTH    SERVICE CLASS  TOTAL RETURN  SERVICE CLASS
                                                 SUBACCOUNT   SUBACCOUNT     SUBACCOUNT     SUBACCOUNT
-------------------------------------------------------------------------------------------------------
NET ASSETS AT JANUARY 1, 2008                     $ 331,875    $ 375,989     $ 2,475,169   $17,178,371
Changes From Operations:
   - Net investment income (loss)                    (2,806)      (4,434)         34,696       183,892
   - Net realized gain (loss) on investments         25,326       14,576         123,572       604,860
   - Net change in unrealized appreciation or
     depreciation on investments                   (123,769)    (140,066)       (640,064)   (4,762,705)
                                                  ---------    ---------     -----------   -----------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING
   FROM OPERATIONS                                 (101,249)    (129,924)       (481,796)   (3,973,953)
Changes From Unit Transactions:
   Accumulation Units:
   - Contract purchases                                 120        4,804             412       623,770
   - Contract withdrawals and transfers to
     annuity reserves                               (71,094)     (25,398)       (419,059)     (879,123)
   - Contract transfers                             (17,074)     (25,503)       (191,001)     (728,350)
                                                  ---------    ---------     -----------   -----------
                                                    (88,048)     (46,097)       (609,648)     (983,703)
   Annuity Reserves:
   - Annuity Payments                                    --           --          (2,446)       (1,993)
   - Receipt (reimbursement) of mortality
     guarantee adjustment                                --           --               1           (49)
                                                  ---------    ---------     -----------   -----------
                                                         --           --          (2,445)       (2,042)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING
   FROM UNIT TRANSACTIONS                           (88,048)     (46,097)       (612,093)     (985,745)
                                                  ---------    ---------     -----------   -----------
TOTAL INCREASE (DECREASE) IN NET ASSETS            (189,297)    (176,021)     (1,093,889)   (4,959,698)
                                                  ---------    ---------     -----------   -----------
NET ASSETS AT DECEMBER 31, 2008                     142,578      199,968       1,381,280    12,218,673
Changes From Operations:
   - Net investment income (loss)                    (1,584)      (3,912)         31,094       205,346
   - Net realized gain (loss) on investments         (1,096)         557         (85,804)     (665,355)
   - Net change in unrealized appreciation or
     depreciation on investments                     44,059       84,989         231,495     2,535,643
                                                  ---------    ---------     -----------   -----------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING
   FROM OPERATIONS                                   41,379       81,634         176,785     2,075,634
Changes From Unit Transactions:
   Accumulation Units:
   - Contract purchases                               7,925       21,591          13,250     1,407,920
   - Contract withdrawals and transfers to
     annuity reserves                               (27,072)     (14,910)       (380,926)     (841,276)
   - Contract transfers                              (1,708)      22,415        (100,555)      433,166
                                                  ---------    ---------     -----------   -----------
                                                    (20,855)      29,096        (468,231)      999,810
   Annuity Reserves:
   - Annuity Payments                                    --           --          (2,090)       (1,731)
   - Receipt (reimbursement) of mortality
     guarantee adjustments                               --           --              --           (29)
                                                         --           --          (2,090)       (1,760)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING
   FROM UNIT TRANSACTIONS                           (20,855)      29,096        (470,321)      998,050
                                                  ---------    ---------     -----------   -----------
TOTAL INCREASE (DECREASE) IN NET ASSETS              20,524      110,730        (293,536)    3,073,684
                                                  ---------    ---------     -----------   -----------
NET ASSETS AT DECEMBER 31, 2009                   $ 163,102    $ 310,698     $ 1,087,744   $15,292,357
                                                  =========    =========     ===========   ===========

                                                                MFS VIT        NB AMT
                                                   MFS VIT     UTILITIES       MID-CAP      NB AMT
                                                  UTILITIES  SERVICE CLASS     GROWTH      REGENCY
                                                 SUBACCOUNT   SUBACCOUNT     SUBACCOUNT   SUBACCOUNT
----------------------------------------------------------------------------------------------------
NET ASSETS AT JANUARY 1, 2008                    $1,436,071   $12,897,539   $ 7,875,625  $ 8,453,793
Changes From Operations:
   - Net investment income (loss)                     2,412       (43,140)      (97,684)     (28,758)
   - Net realized gain (loss) on investments        235,610     1,667,328       172,988     (114,736)
   - Net change in unrealized appreciation or
     depreciation on investments                   (768,023)   (7,137,579)   (3,402,422)  (3,508,832)
                                                 ----------   -----------   -----------  -----------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING
   FROM OPERATIONS                                 (530,001)   (5,513,391)   (3,327,118)  (3,652,326)
Changes From Unit Transactions:
   Accumulation Units:
   - Contract purchases                                 173     1,763,537        84,345       80,766
   - Contract withdrawals and transfers to
     annuity reserves                              (304,310)     (883,382)     (449,210)    (425,190)
   - Contract transfers                              54,088       496,252      (222,016)    (359,988)
                                                 ----------   -----------   -----------  -----------
                                                   (250,049)    1,376,407      (586,881)    (704,412)
   Annuity Reserves:
   - Annuity Payments                                    --        (2,394)           --           --
   - Receipt (reimbursement) of mortality
     guarantee adjustment                                --           (50)           --           --
                                                 ----------   -----------   -----------  -----------
                                                         --        (2,444)           --           --
NET INCREASE (DECREASE) IN NET ASSETS RESULTING
   FROM UNIT TRANSACTIONS                          (250,049)    1,373,963      (586,881)    (704,412)
                                                 ----------   -----------   -----------  -----------
TOTAL INCREASE (DECREASE) IN NET ASSETS            (780,050)   (4,139,428)   (3,913,999)  (4,356,738)
                                                 ----------   -----------   -----------  -----------
NET ASSETS AT DECEMBER 31, 2008                     656,021     8,758,111     3,961,626    4,097,055
Changes From Operations:
   - Net investment income (loss)                    24,250       268,591       (63,184)       6,636
   - Net realized gain (loss) on investments        (39,711)     (916,196)      (90,108)    (311,929)
   - Net change in unrealized appreciation or
     depreciation on investments                    175,726     3,086,839     1,156,351    2,014,658
                                                 ----------   -----------   -----------  -----------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING
   FROM OPERATIONS                                  160,265     2,439,234     1,003,059    1,709,365
Changes From Unit Transactions:
   Accumulation Units:
   - Contract purchases                              42,502       359,802        65,061       20,803
   - Contract withdrawals and transfers to
     annuity reserves                              (115,906)     (539,476)     (378,494)    (376,454)
   - Contract transfers                            (120,939)     (403,054)     (537,276)    (341,539)
                                                 ----------   -----------   -----------  -----------
                                                   (194,343)     (582,728)     (850,709)    (697,190)
   Annuity Reserves:
   - Annuity Payments                                    --        (1,856)           --           --
   - Receipt (reimbursement) of mortality
     guarantee adjustments                               --           (32)           --           --
                                                 ----------   -----------   -----------  -----------
                                                         --        (1,888)           --           --
NET INCREASE (DECREASE) IN NET ASSETS RESULTING
   FROM UNIT TRANSACTIONS                          (194,343)     (584,616)     (850,709)    (697,190)
                                                 ----------   -----------   -----------  -----------
TOTAL INCREASE (DECREASE) IN NET ASSETS             (34,078)    1,854,618       152,350    1,012,175
                                                 ----------   -----------   -----------  -----------
NET ASSETS AT DECEMBER 31, 2009                  $  621,943   $10,612,729   $ 4,113,976  $ 5,109,230
                                                 ==========   ===========   ===========  ===========

See accompanying notes.

                                                   PIMCO VIT     PUTNAM VT   PUTNAM VT
                                                   COMMODITY      GLOBAL      GROWTH &
                                                  REAL RETURN   HEALTH CARE    INCOME
                                                 ADVISOR CLASS   CLASS IB     CLASS IB
                                                   SUBACCOUNT   SUBACCOUNT   SUBACCOUNT
---------------------------------------------------------------------------------------
NET ASSETS AT JANUARY 1, 2008                      $     --      $159,491     $130,029
Changes From Operations:
   - Net investment income (loss)                        --        (1,973)         545
   - Net realized gain (loss) on investments             --         4,810       13,899
   - Net change in unrealized appreciation or
     depreciation on investments                         --       (26,063)     (63,829)
                                                   --------      --------     --------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING
   FROM OPERATIONS                                       --       (23,226)     (49,385)
Changes From Unit Transactions:
   Accumulation Units:
   - Contract purchases                                  --           301          156
   - Contract withdrawals and transfers to
     annuity reserves                                    --       (55,550)      (6,224)
   - Contract transfers                                  --        24,385       (2,690)
                                                   --------      --------     --------
                                                         --       (30,864)      (8,758)
   Annuity Reserves:
   - Annuity Payments                                    --            --           --
   - Receipt (reimbursement) of mortality
     guarantee adjustment                                --            --           --
                                                   --------      --------     --------
                                                         --            --           --
NET INCREASE (DECREASE) IN NET ASSETS RESULTING
   FROM UNIT TRANSACTIONS                                --       (30,864)      (8,758)
                                                   --------      --------     --------
TOTAL INCREASE (DECREASE) IN NET ASSETS                  --       (54,090)     (58,143)
                                                   --------      --------     --------
NET ASSETS AT DECEMBER 31, 2008                          --       105,401       71,886
Changes From Operations:
   - Net investment income (loss)                     8,054        (1,603)         734
   - Net realized gain (loss) on investments         24,146         9,132      (29,306)
   - Net change in unrealized appreciation or
     depreciation on investments                     (5,670)       15,832       41,312
                                                   --------      --------     --------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING
   FROM OPERATIONS                                   26,530        23,361       12,740
Changes From Unit Transactions:
   Accumulation Units:
   - Contract purchases                              52,020            11           --
   - Contract withdrawals and transfers to
     annuity reserves                                  (438)       (1,274)      (5,219)
   - Contract transfers                             226,038        (3,963)     (27,550)
                                                   --------      --------     --------
                                                    277,620        (5,226)     (32,769)
   Annuity Reserves:
   - Annuity Payments                                    --            --           --
   - Receipt (reimbursement) of mortality
     guarantee adjustments                               --            --           --
                                                   --------      --------     --------
                                                         --            --           --
NET INCREASE (DECREASE) IN NET ASSETS RESULTING
   FROM UNIT TRANSACTIONS                           277,620        (5,226)     (32,769)
                                                   --------      --------     --------
TOTAL INCREASE (DECREASE) IN NET ASSETS             304,150        18,135      (20,029)
                                                   --------      --------     --------
NET ASSETS AT DECEMBER 31, 2009                    $304,150      $123,536     $ 51,857
                                                   ========      ========     ========

NOTES TO FINANCIAL STATEMENTS

DECEMBER 31, 2009

1. ACCOUNTING POLICIES AND VARIABLE ACCOUNT INFORMATION

THE VARIABLE ACCOUNT: Lincoln New York Separate Account N for Variable Annuities (Variable Account) is a segregated investment account of Lincoln Life & Annuity Company of New York (the Company) and is registered with the Securities and Exchange Commission under the Investment Company Act of 1940, as amended, as a unit investment trust. The Variable Account consists of fourteen products. The available contracts are as follows:

     -    Lincoln ChoicePlus

     -    Lincoln ChoicePlus Access

     -    Lincoln ChoicePlus II

     -    Lincoln ChoicePlus II Access

     -    Lincoln ChoicePlus II Advance

     -    Lincoln ChoicePlus II Bonus

     -    Lincoln ChoicePlus Assurance A Share

     -    Lincoln ChoicePlus Assurance B Share

     -    Lincoln ChoicePlus Assurance Bonus

     -    Lincoln ChoicePlus Assurance C Share

     -    Lincoln ChoicePlus Assurance L Share

     -    Lincoln ChoicePlus Design

     -    Lincoln ChoicePlus Assurance A Class

     -    Lincoln ChoicePlus Assurance B Class

The assets of the Variable Account are owned by the Company. The Variable Account's assets support the annuity contracts and may not be used to satisfy liabilities arising from any other business of the Company.

BASIS OF PRESENTATION: The accompanying financial statements have been prepared in accordance with United States generally accepted accounting principles for unit investment trusts.

FACCOUNTING ESTIMATES: The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions affecting the reported amounts as of the date of the financial statements. Those estimates are inherently subject to change and actual results could differ from those estimates. Included among the material (or potentially material) reported amounts that require use of estimates is the fair value of certain assets.

INVESTMENTS: The assets of the Variable Account are divided into variable subaccounts, each of which may be invested in shares of one hundred sixty-one available mutual funds (the Funds) of nineteen diversified open-end management investment companies, each Fund with its own investment objective. The Funds are:

AIM Variable Insurance Funds (AIM V.I.):
   AIM V.I. Capital Appreciation Fund
   AIM V.I. Capital Appreciation Class II Fund
   AIM V.I. Core Equity Fund
   AIM V.I. Core Equity Class II Fund
   AIM V.I. International Growth Fund
   AIM V.I. International Growth Class II Fund

AllianceBernstein Variable Products Series Fund, Inc. (ABVPSF):
   ABVPSF Global Thematic Growth Class A Fund**
   ABVPSF Global Thematic Growth Class B Fund
   ABVPSF Growth and Income Class A Fund**
   ABVPSF Growth and Income Class B Fund
   ABVPSF International Value Class A Fund**
   ABVPSF International Value Class B Fund
   ABVPSF Large Cap Growth Class B Fund
   ABVPSF Small/Mid Cap Value Class A Fund**
   ABVPSF Small/Mid Cap Value Class B Fund

American Century Variable Portfolios, Inc. (American Century VP):
   American Century VP Inflation Protection**
   American Century VP Inflation Protection (Class 2)

American Funds Insurance Series (American Funds):
   American Funds Global Growth Fund**
   American Funds Global Growth Class 2 Fund
   American Funds Global Small Capitalization Fund**
   American Funds Global Small Capitalization Class 2 Fund
   American Funds Growth Fund**
   American Funds Growth Class 2 Fund
   American Funds Growth-Income Fund**
   American Funds Growth-Income Class 2 Fund
   American Funds International Fund**
   American Funds International Class 2 Fund

BlackRock Variable Series Funds, Inc. (BlackRock):
   BlackRock Global Allocation V.I. Fund**
   BlackRock Global Allocation V.I. Class III Fund

Delaware VIP Trust (Delaware VIP)*:
   Delaware VIP Diversified Income Series**
   Delaware VIP Diversified Income Service Class Series
   Delaware VIP Emerging Markets Series**
   Delaware VIP Emerging Markets Service Class Series
   Delaware VIP High Yield Series
   Delaware VIP High Yield Service Class Series
   Delaware VIP Limited-Term Diversified Income Series**
   Delaware VIP Limited-Term Diversified Income Service Class Series Delaware VIP REIT Series
   Delaware VIP REIT Service Class Series
   Delaware VIP Small Cap Value Series
   Delaware VIP Small Cap Value Service Class Series
   Delaware VIP Trend Series

   Delaware VIP Trend Service Class Series
   Delaware VIP U.S. Growth Series**
   Delaware VIP U.S. Growth Service Class Series
   Delaware VIP Value Series
   Delaware VIP Value Service Class Series

DWS Scudder VIP Funds (DWS VIP):
   DWS VIP Alternative Asset Allocation Plus Class A Fund**
   DWS VIP Alternative Asset Allocation Plus Class B Fund
   DWS VIP Equity 500 Index Class A Fund
   DWS VIP Equity 500 Index Class B Fund
   DWS VIP Small Cap Index Class A Fund
   DWS VIP Small Cap Index Class B Fund

Fidelity Variable Insurance Products Fund (Fidelity VIP):
   Fidelity VIP Contrafund Portfolio**
   Fidelity VIP Contrafund Service Class 2 Portfolio
   Fidelity VIP Equity-Income Portfolio
   Fidelity VIP Equity-Income Service Class 2 Portfolio
   Fidelity VIP Growth Portfolio
   Fidelity VIP Growth Service Class 2 Portfolio
   Fidelity VIP Mid Cap Portfolio**
   Fidelity VIP Mid Cap Service Class 2 Portfolio
   Fidelity VIP Overseas Portfolio
   Fidelity VIP Overseas Service Class 2 Portfolio

Franklin Templeton Variable Insurance Products Trust (FTVIPT):
   FTVIPT Franklin Income Securities Fund**
   FTVIPT Franklin Income Securities Class 2 Fund
   FTVIPT Franklin Small-Mid Cap Growth Securities Fund**
   FTVIPT Franklin Small-Mid Cap Growth Securities Class 2 Fund
   FTVIPT Mutual Shares Securities Fund**
   FTVIPT Mutual Shares Securities Class 2 Fund
   FTVIPT Templeton Global Bond Securities Class 2 Fund
   FTVIPT Templeton Growth Securities Class 2 Fund

Goldman Sachs Variable Insurance Trust (Goldman Sachs VIT):
   Goldman Sachs VIT Growth & Income Service Class Fund

Janus Aspen Series:
   Janus Aspen Series  Balanced  Service  Shares  Portfolio
   Janus Aspen Series  Enterprise  Service  Shares Portfolio
   Janus Aspen Series Worldwide Service Shares Portfolio

Lincoln Variable Insurance Products Trust (LVIP)*:
   LVIP Baron Growth Opportunities Fund**
   LVIP Baron Growth Opportunities Service Class Fund
   LVIP Capital Growth Fund**
   LVIP Capital Growth Service Class Fund
   LVIP Cohen & Steers Global Real Estate Fund**
   LVIP Cohen & Steers Global Real Estate Service Class Fund
   LVIP Columbia Value Opportunities Fund**
   LVIP Columbia Value Opportunities Service Class Fund
   LVIP Delaware Bond Fund
   LVIP Delaware Bond Service Class Fund
   LVIP Delaware Foundation Aggressive Allocation Fund
   LVIP Delaware Foundation Aggressive Allocation Service Class Fund LVIP Delaware Growth and Income Fund**
   LVIP Delaware Growth and Income Service Class Fund
   LVIP Delaware Social Awareness Fund
   LVIP Delaware Social Awareness Service Class Fund
   LVIP Delaware Special Opportunities Fund**
   LVIP Delaware Special Opportunities Service Class Fund
   LVIP Global Income Fund**
   LVIP Global Income Service Class Fund
   LVIP Janus Capital Appreciation Fund
   LVIP Janus Capital Appreciation Service Class Fund
   LVIP Marsico International Growth Fund**
   LVIP Marsico International Growth Service Class Fund
   LVIP MFS Value Fund**
   LVIP MFS Value Service Class Fund
   LVIP Mid-Cap Value Fund**
   LVIP Mid-Cap Value Service Class Fund
   LVIP Mondrian International Value Fund
   LVIP Mondrian International Value Service Class Fund
   LVIP Money Market Fund
   LVIP Money Market Service Class Fund
   LVIP SSgA Bond Index Fund**
   LVIP SSgA Bond Index Service Class Fund
   LVIP SSgA Developed International 150 Fund**
   LVIP SSgA Developed International 150 Service Class Fund
   LVIP SSgA Emerging Markets 100 Fund**
   LVIP SSgA Emerging Markets 100 Service Class Fund
   LVIP SSgA International Index Fund**
   LVIP SSgA International Index Service Class Fund
   LVIP SSgA Large Cap 100 Fund**
   LVIP SSgA Large Cap 100 Service Class Fund
   LVIP SSgA S&P 500 Index Fund
   LVIP SSgA S&P 500 Index Service Class Fund
   LVIP SSgA Small-Cap Index Fund**
   LVIP SSgA Small-Cap Index Service Class Fund
   LVIP SSgA Small-Mid Cap 200 Fund**
   LVIP SSgA Small-Mid Cap 200 Service Class Fund
   LVIP T. Rowe Price Growth Stock Fund**
   LVIP T. Rowe Price Growth Stock Service Class Fund
   LVIP T. Rowe Price Structured Mid-Cap Growth Fund
   LVIP T. Rowe Price Structured Mid-Cap Growth Service Class Fund LVIP Templeton Growth Fund**
   LVIP Templeton Growth Service Class Fund

   LVIP Turner Mid-Cap Growth Fund**
   LVIP Turner Mid-Cap Growth Service Class Fund
   LVIP Wells Fargo Intrinsic Value Fund**
   LVIP Wells Fargo Intrinsic Value Service Class Fund
   LVIP Wilshire 2010 Profile Service Class Fund
   LVIP Wilshire 2020 Profile  Service Class Fund
   LVIP Wilshire 2030 Profile Service Class Fund
   LVIP Wilshire 2040 Profile Service Class Fund
   LVIP Wilshire Aggressive Profile Fund**
   LVIP Wilshire Aggressive Profile Service Class Fund
   LVIP Wilshire Conservative Profile Fund**
   LVIP Wilshire Conservative Profile Service Class Fund
   LVIP Wilshire Moderate Profile Fund**
   LVIP Wilshire Moderate Profile Service Class Fund
   LVIP Wilshire Moderately Aggressive Profile Fund**
   LVIP Wilshire Moderately Aggressive Profile Service Class Fund

Lord Abbett Securities Trust (Lord Abbett):
   Lord Abbett All Value Class VC Fund**

MFS Variable Insurance Trust (MFS VIT):
   MFS VIT Core Equity Service Class Series
   MFS VIT Growth Series
   MFS VIT Growth Service Class Series
   MFS VIT Total Return Series
   MFS VIT Total Return Service Class Series
   MFS VIT Utilities Series
   MFS VIT Utilities Service Class Series

Neuberger Berman Advisers Management Trust (NB AMT):
   NB AMT Mid-Cap Growth Portfolio
   NB AMT Regency Portfolio

Oppenheimer Variable Account Funds (Oppenheimer):
   Oppenheimer Global Securities Service Class Fund**

PIMCO Variable Insurance Trust (PIMCO VIT):
   PIMCO VIT Commodity Real Return Administrative Class Fund**
   PIMCO VIT Commodity Real Return Advisor Class Fund

Putnam Variable Trust (Putnam VT):
   Putnam VT Global Health Care Class IB Fund
   Putnam VT Growth & Income Class IB Fund

Van Kampen Universal Institutional Funds (Van Kampen):
   Van Kampen Capital Growth Class II Portfolio**

*    Denotes an affiliate of Lincoln Life & Annuity Company of New York.

**   Available fund with no money invested at December 31, 2009.

As of December 31, 2009, Delaware VIP Trust was an affiliate of the Company. On January 4, 2010, Lincoln National Corporation (the parent of the Company) sold Delaware Management Holdings Inc. and its subsidiaries, including Delaware Management Company, which is the investment advisor for the Delaware VIP Trust funds.

Investments in the Funds are stated at fair value as determined by the closing net asset value per share on December 31, 2009. The difference between cost and net asset value is reflected as unrealized appreciation or depreciation of investments.

The Variable Account's investments in the Funds are valued in accordance with the Fair Value Measurements and Disclosure Topic of the FASB ASC (Topic). The Topic defines fair value as the price that the Variable Account would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The Topic also establishes a framework for measuring fair value and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity's own assessment regarding the assumptions market participants would use in pricing the asset or liability and are developed based on the best information available in the circumstances. The Variable Account's investments in the Funds are assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

Level 1 - inputs to the valuation methodology are quoted prices in active markets

Level 2 - inputs to the valuation methodology are observable, directly or indirectly

Level 3 - inputs to the valuation methodology are unobservable and reflect assumptions on the part of the reporting entity

The Variable Account's investments in the Funds are valued within the fair value hierarchy as Level 2. Net asset value is quoted by the Funds as derived by the fair value of the Funds' underlying investments. The Funds are not considered Level 1 as they are not traded in the open market; rather the Company sells and redeems shares at net asset value with the Funds.

Investment transactions are accounted for on a trade-date basis. The cost of investments sold is determined by the average cost method.

DIVIDENDS: Dividends paid to the Variable Account are automatically reinvested in shares of the Funds on the payable date. Dividend income is recorded on the ex-dividend date.

FEDERAL INCOME TAXES: Operations of the Variable Account form a part of and are taxed with operations of the Company, which is taxed as a "life insurance company" under the Internal Revenue Code. The Variable Account will not be taxed as a regulated investment company under Subchapter M of the Internal Revenue Code, as amended. Under current federal income tax law, no federal income taxes are payable or receivable with respect to the Variable Account's net investment income and the net realized gain (loss) on investments.

ANNUITY RESERVES: Reserves on contracts not involving life contingencies are calculated using an assumed investment rate of 3%, 4%, or 5%. Reserves on contracts involving life contingencies are calculated using a modification of the 1983a Individual Annuitant Mortality Table and an assumed investment rate of 3%, 4%, or 5%.

NEW INVESTMENT FUNDS AND FUND NAME CHANGES: During 2008, the Goldman Sachs VIT Growth & Income Service Class Fund, the LVIP SSgA Bond Index Service Class Fund, the LVIP SSgA Developed International 150 Service Class Fund, the LVIP SSgA Emerging Markets 100 Service Class Fund, the LVIP SSgA International Index Service Class Fund, the LVIP SSgA Large Cap 100 Service Class Fund, the LVIP SSgA Small-Mid Cap 200 Service Class Fund, the Lord Abbett All Value Class VC Fund, the Oppenheimer Global Securities Service Class Fund and the Van Kampen Capital Growth Class II Portfolio became available as investment options for account contract owners. Accordingly, the 2008 statements of changes in net assets and total return and investment income ratios in note 3 for these subaccounts are for the period from the commencement of operations to December 31, 2008.

During 2008, the LVIP Value Opportunities Service Class Fund changed its name to the LVIP Columbia Value Opportunities Service Class Fund, the LVIP S&P 500 Index Fund changed its name to the LVIP SSgA S&P 500 Index Fund, the LVIP S&P 500 Index Service Class Fund changed its name to the LVIP SSgA S&P 500 Index Service Class Fund, the LVIP Small-Cap Index Service Class Fund changed its name to the LVIP SSgA Small-Cap Index Service Class Fund, the LVIP Mid-Cap Growth Service Class Fund changed its name to the LVIP Turner Mid-Cap Growth Service Class Fund, the MFS VIT Emerging Growth Series changed its name to the MFS VIT Growth Series and the MFS VIT Emerging Growth Service Class Series changed its name to the MFS VIT Growth Service Class Series.

During 2009, the following funds became available as investment options for account contract owners. Accordingly, the 2009 statements of operations and changes in net assets and total return and investment income ratios in note 3 for these subaccounts are for the period from the commencement of operations to December 31, 2009:

ABVPSF Global Thematic Growth Class A Fund
ABVPSF Growth and Income Class A Fund
ABVPSF International Value Class A Fund
ABVPSF Small/Mid Cap Value Class A Fund
American Century VP Inflation Protection Fund
American Funds Global Growth Fund
American Funds Global Small Capitalization Fund
American Funds Growth Fund
American Funds Growth-Income Fund
American Funds International Fund
BlackRock Global Allocation V.I. Fund
BlackRock Global Allocation V.I. Class III Fund
Delaware VIP Diversified Income Series
Delaware VIP Emerging Markets Series
Delaware VIP Limited-Term Diversified Income Series
Delaware VIP U.S. Growth Series
DWS VIP Alternative Asset Allocation Plus Class A Fund
DWS VIP Alternative Asset Allocation Plus Class B Fund
Fidelity VIP Contrafund Portfolio
Fidelity VIP Mid Cap Portfolio
FTVIPT Franklin Income Securities Fund
FTVIPT Franklin Small-Mid Cap Growth Securities Fund
FTVIPT Mutual Shares Securities Fund
LVIP Baron Growth Opportunities Fund
LVIP Capital Growth Fund
LVIP Cohen & Steers Global Real Estate Fund
LVIP Columbia Value Opportunities Fund
LVIP Delaware Growth and Income Fund
LVIP Delaware Special Opportunities Fund
LVIP Global Income Fund
LVIP Global Income Service Class Fund
LVIP Marsico International Growth Fund
LVIP MFS Value Fund
LVIP Mid-Cap Value Fund
LVIP SSgA Bond Index Fund
LVIP SSgA Developed International 150 Fund
LVIP SSgA Emerging Markets 100 Fund
LVIP SSgA International Index Fund
LVIP SSgA Large Cap 100 Fund
LVIP SSgA Small-Cap Index Fund
LVIP SSgA Small-Mid Cap 200 Fund
LVIP T. Rowe Price Growth Stock Fund
LVIP Templeton Growth Fund
LVIP Turner Mid-Cap Growth Fund
LVIP Wells Fargo Intrinsic Value Fund
LVIP Wilshire Aggressive Profile Fund
LVIP Wilshire Conservative Profile Fund
LVIP Wilshire Moderate Profile Fund
LVIP Wilshire Moderately Aggressive Profile Fund
PIMCO VIT Commodity Real Return Administrative Class Fund
PIMCO VIT Commodity Real Return Advisor Class Fund

Also during 2009, the following funds changed their names:

PREVIOUS FUND NAME                                            NEW FUND NAME
-------------------------------------------------------------------------------------------------------------------------------
ABVPSF Global Technology Class A Fund                         ABVPSF Global Thematic Growth Class A Fund
ABVPSF Global Technology Class B Fund                         ABVPSF Global Thematic Growth Class B Fund
Delaware VIP Capital Reserves Service Class Series            Delaware VIP Limited-Term Diversified Income Service Class Series
FTVIPT Templeton Global Income Securities Class 2 Fund        FTVIPT Templeton Global Bond Securities Class 2 Fund
Janus Aspen Series Mid Cap Growth Service Shares Portfolio    Janus Aspen Series Enterprise Service Shares Portfolio
Janus Aspen Series Worldwide Growth Service Shares Portfolio  Janus Aspen Series Worldwide Service Shares Portfolio
LVIP FI Equity-Income Fund                                    LVIP Wells Fargo Intrinsic Value Fund
LVIP FI Equity-Income Service Class Fund                      LVIP Wells Fargo Intrinsic Value Service Class Fund
Putnam VT Health Sciences Class IB Fund                       Putnam VT Global Health Care Class IB Fund

During 2009, the LVIP UBS Global Asset Allocation Fund merged into the LVIP Delaware Foundation Aggressive Allocation Fund and the LVIP UBS Global Asset Allocation Service Class Fund merged into the LVIP Delaware Foundation Aggressive Allocation Service Class Fund.

2. MORTALITY AND EXPENSE GUARANTEES AND OTHER TRANSACTIONS WITH AFFILIATES

Amounts are paid to the Company for mortality and expense guarantees at a percentage of each Fund's average daily net assets within the Variable Account. The rates are as follows for the fourteen contract types:

- Lincoln ChoicePlus at a daily rate of .0038356% to .0067123% (1.40% to 2.45% on an annual basis)

- Lincoln ChoicePlus Access at a daily rate of .0038356% to .0071233% (1.40% to 2.60% on an annual basis)

- Lincoln ChoicePlus II at a daily rate of .0034247% to .0064384% (1.25% to 2.35% on an annual basis)

- Lincoln ChoicePlus II Access at a daily rate of .0038356% to .0073973% (1.40% to 2.70% on an annual basis)

- Lincoln ChoicePlus II Advance at a daily rate of .0038356% to .0075342% (1.40% to 2.75% on an annual basis)

- Lincoln ChoicePlus II Bonus at a daily rate of .0038356% to .0069863% (1.40% to 2.55% on an annual basis)

- Lincoln ChoicePlus Assurance A Share at a daily rate of .0016438% to .0049315% (.60% to 1.80% on an annual basis)

- Lincoln ChoicePlus Assurance B Share at a daily rate of .0034247% to .0067123% (1.25% to 2.45% on an annual basis)

- Lincoln ChoicePlus Assurance Bonus at a daily rate of .0038356% to .0078082% (1.40% to 2.85% on an annual basis)

- Lincoln ChoicePlus Assurance C Share at a daily rate of .0038356% to .0078082% (1.40% to 2.85% on an annual basis)

- Lincoln ChoicePlus Assurance L Share at a daily rate of .0038356% to .0076712% (1.40% to 2.80% on an annual basis)

- Lincoln ChoicePlus Design at a daily rate of .0030137% to .0075342% (1.10% to 2.75% on an annual basis)

- Lincoln ChoicePlus Assurance A Class at a daily rate of .0016438% to .0049315% (.60% to 1.80% on an annual basis)

- Lincoln ChoicePlus Assurance B Class at a daily rate of .0034247% to .0067123% (1.25% to 2.45% on an annual basis)

Contract charges and surrender charges for the years ended December 31, 2009 and 2008, were $678,809 and $712,635, respectively.

For the Assurance A Share and Assurance A Class products, a front-end load or sales charge is applied as a percentage (5.75% maximum) to all gross purchase payments. The sales charge percentage decreases as the value accumulated under certain of the owner's investment increases. For the years ending December 31, 2009 and 2008, sales charges amounted to $119,310 and $58,901, respectively.

The Company is responsible for all sales, general and administrative expenses applicable to the Variable Account.

3. FINANCIAL HIGHLIGHTS

A summary of the fee rates, unit values, units outstanding, net assets and total return and investment income ratios for variable annuity contracts as of and for each year or period in the five years ended December 31, 2009, follows:

                                MINIMUM  MAXIMUM  MINIMUM   MAXIMUM                                MINIMUM    MAXIMUM   INVESTMENT
                  COMMENCEMENT    FEE      FEE      UNIT      UNIT       UNITS                      TOTAL      TOTAL      INCOME
SUBACCOUNT  YEAR     DATE(1)    RATE(2)  RATE(2)  VALUE(3)  VALUE(3)  OUTSTANDING   NET ASSETS    RETURN(4)  RETURN(4)   RATIO(5)
----------------------------------------------------------------------------------------------------------------------------------
AIM V.I. CAPITAL APPRECIATION
            2009                 1.40%    1.65%    $ 3.69    $ 4.27      44,985    $    179,686     19.10%     19.40%      0.62%
            2008                 1.40%    1.65%      3.10      3.57      53,514         181,176    -43.44%    -43.29%      0.00%
            2007                 1.40%    1.65%      5.47      6.30      67,058         405,234     10.18%     10.46%      0.00%
            2006       4/28/06   1.40%    1.65%      4.97      5.71     116,072         647,668     -1.38%     -1.22%      0.06%
AIM V.I. CAPITAL APPRECIATION CLASS II
            2009                 1.25%    1.70%      8.36     11.56       9,168          86,254     18.69%     19.22%      0.28%
            2008                 1.25%    1.70%      7.04      9.73      10,047          80,198    -43.60%    -43.34%      0.00%
            2007                 1.25%    1.70%     12.48     17.23      10,820         153,703      9.85%     10.35%      0.00%
            2006       4/28/06   1.25%    1.70%     11.36     15.67      17,186         229,910     -1.59%     -1.29%      0.00%
AIM V.I. CORE EQUITY
            2009                 1.40%    2.15%      6.96     10.76      72,234         533,456     25.57%     26.51%      1.73%
            2008                 1.40%    2.15%      5.52      8.57      95,576         560,729    -31.63%    -31.11%      1.90%
            2007                 1.40%    2.15%      8.03      8.64     126,614       1,079,752      6.35%      6.61%      0.97%
            2006       4/28/06   1.40%    1.65%      7.55      8.10     177,097       1,414,490      7.96%      8.14%      0.52%
AIM V.I. CORE EQUITY CLASS II
            2009                 1.40%    1.60%     10.79     14.23       1,430          16,483     25.96%     26.21%      0.94%
            2008                 1.40%    1.60%      8.55     11.29       4,155          36,379    -31.44%    -31.30%      1.93%
            2007                 1.40%    1.60%     12.45     16.47       4,100          52,247      6.16%      6.38%      1.02%
            2006       4/28/06   1.40%    1.60%     11.70     15.52       3,781          45,400      7.83%      7.97%      0.54%
AIM V.I. INTERNATIONAL GROWTH
            2009                 1.40%    1.40%     11.43     11.43      10,020         114,506     33.36%     33.36%      1.21%
            2008                 1.40%    1.65%      7.52      8.57      21,030         178,491    -41.36%    -41.21%      0.41%
            2007                 1.40%    1.65%     12.83     14.58      35,278         511,337     12.84%     13.12%      0.35%
            2006                 1.40%    1.65%     12.88     12.88      47,940         615,202     26.45%     26.45%      0.98%
            2005                 1.40%    1.40%     10.19     10.19      54,004         550,266     16.29%     16.29%      0.72%
AIM V.I. INTERNATIONAL GROWTH CLASS II
            2009                 1.40%    1.70%     17.11     20.70      10,720         205,627     32.63%     33.04%      1.41%
            2008                 1.40%    1.70%     12.90     15.59      11,997         171,182    -41.55%    -41.37%      0.40%
            2007                 1.35%    1.70%     22.07     26.65      16,233         396,637     12.52%     12.91%      0.37%
            2006                 1.35%    1.70%     19.62     23.66      17,638         382,627     25.72%     26.10%      1.02%
            2005                 1.40%    1.70%     15.60     18.80      15,551         268,354     15.72%     16.07%      0.65%
ABVPSF GLOBAL THEMATIC GROWTH CLASS B
            2009                 1.25%    2.80%      4.07     16.11     207,358       1,734,910     48.91%     51.24%      0.00%
            2008                 1.25%    2.80%      2.70     10.69     255,641       1,422,126    -48.92%    -48.11%      0.00%
            2007                 1.25%    2.80%      5.23     20.68     266,476       2,573,685     17.64%     18.35%      0.00%
            2006                 1.30%    1.90%      4.43     17.52     247,607       1,725,587      6.34%      6.98%      0.00%
            2005                 1.30%    1.90%      4.16     16.42     261,454       1,584,256      1.90%      2.21%      0.00%
ABVPSF GROWTH AND INCOME CLASS B
            2009                 0.75%    2.80%      8.01     12.89     644,282       6,786,606     17.32%     18.97%      3.58%
            2008                 1.15%    2.55%      6.73     10.89     725,854       6,545,593    -42.19%    -41.37%      1.74%
            2007                 1.15%    2.55%     12.00     18.65     750,307      11,609,683      2.32%      3.56%      1.18%
            2006                 1.25%    2.45%     11.73     18.08     712,281      10,766,591     14.15%     15.53%      1.17%
            2005                 1.25%    2.45%     11.55     15.70     673,438       8,857,692      2.83%      3.30%      1.27%
ABVPSF INTERNATIONAL VALUE CLASS B
            2009                 0.65%    2.80%      6.91      7.58   1,078,067       8,023,441     30.97%     33.49%      1.12%
            2008                 0.65%    2.55%      5.48      5.71   1,116,025       6,298,328    -54.46%    -53.82%      0.90%
            2007                 1.15%    2.55%     12.24     12.38     746,451       9,175,572      3.52%      4.27%      0.87%
            2006       7/20/06   1.25%    1.95%     11.82     11.87     110,355       1,306,888      4.12%     22.59%      0.00%
ABVPSF LARGE CAP GROWTH CLASS B
            2009                 1.40%    1.70%      5.44     12.66     110,946         870,301     34.79%     35.20%      0.00%
            2008                 1.40%    1.70%      4.04      9.38     137,530         802,609    -40.84%    -40.66%      0.00%
            2007                 1.25%    1.70%      6.82     15.84     241,648       2,177,105     11.70%     12.20%      0.00%
            2006                 1.25%    1.70%      6.10     14.17     284,267       2,256,152     -2.32%     -1.88%      0.00%
            2005                 1.25%    1.70%      6.24     14.49     354,911       2,886,857     12.91%     13.42%      0.00%

                                MINIMUM  MAXIMUM  MINIMUM   MAXIMUM                                MINIMUM    MAXIMUM   INVESTMENT
                  COMMENCEMENT    FEE      FEE      UNIT      UNIT       UNITS                      TOTAL      TOTAL      INCOME
SUBACCOUNT  YEAR     DATE(1)    RATE(2)  RATE(2)  VALUE(3)  VALUE(3)  OUTSTANDING   NET ASSETS    RETURN(4)  RETURN(4)   RATIO(5)
----------------------------------------------------------------------------------------------------------------------------------
ABVPSF SMALL/MID CAP VALUE CLASS B
            2009                 0.65%    2.55%    $ 9.13    $19.67     452,129    $  6,441,402     39.06%     41.75%      0.77%
            2008                 0.65%    2.65%      7.01     14.01     354,669       3,564,791    -37.37%    -36.48%      0.43%
            2007                 1.15%    2.55%     11.85     22.15     254,035       4,218,747     -0.43%      0.27%      0.69%
            2006                 1.25%    2.35%     11.90     22.17     167,934       3,056,392     12.05%     12.78%      0.23%
            2005                 1.25%    1.90%     16.18     19.73     123,990       2,181,882      4.84%      5.20%      0.53%
AMERICAN CENTURY VP INFLATION PROTECTION CLASS 2
            2009                 0.75%    2.80%     10.66     12.01   1,943,884      22,593,535      7.36%      9.41%      1.73%
            2008                 0.75%    2.65%      9.93     11.03   1,548,195      16,622,077     -4.17%     -2.72%      4.85%
            2007                 1.15%    2.65%     10.36     11.35   1,348,687      15,006,630      6.64%      8.15%      4.56%
            2006                 1.25%    2.65%      9.75     10.49   1,333,328      13,804,770     -0.83%      0.32%      3.34%
            2005                 1.25%    2.40%     10.39     10.44   1,185,739      12,312,453     -0.15%      0.20%      4.63%
AMERICAN FUNDS GLOBAL GROWTH CLASS 2
            2009                 0.65%    2.80%     10.12     14.67   1,134,636      15,847,735     38.38%     41.24%      1.46%
            2008                 0.75%    2.80%      7.60     10.44   1,129,386      11,336,240    -40.00%    -39.09%      2.01%
            2007                 1.15%    2.65%     14.95     17.16     918,991      15,312,533     12.07%     13.42%      2.96%
            2006                 1.25%    2.45%     13.48     15.13     622,543       9,204,327     18.16%     18.93%      0.87%
            2005                 1.25%    1.90%     12.63     12.70     304,358       3,834,879     12.15%     12.55%      0.56%
AMERICAN FUNDS GLOBAL SMALL CAPITALIZATION CLASS 2
            2009                 0.65%    2.80%      9.21     24.84     736,037      14,036,268     56.84%     60.24%      0.30%
            2008                 0.65%    2.80%      6.29     15.65     637,442       7,813,603    -54.81%    -54.03%      0.00%
            2007                 1.10%    2.80%     17.12     34.21     563,595      15,255,455     18.43%     19.92%      3.04%
            2006                 1.25%    2.50%     14.49     28.62     437,693       9,674,755     21.17%     22.51%      0.47%
            2005                 1.25%    2.35%     12.45     23.45     370,544       6,477,424     23.24%     23.79%      0.95%
AMERICAN FUNDS GROWTH CLASS 2
            2009                 0.75%    2.80%      8.27     16.44   6,474,620      84,571,379     35.56%     38.37%      0.65%
            2008                 0.75%    2.80%      6.03     11.98   6,816,758      65,510,396    -45.52%    -44.61%      0.86%
            2007                 1.15%    2.80%     10.95     21.73   6,154,509     106,899,235      9.41%     10.95%      0.84%
            2006                 1.25%    2.65%      9.90     19.65   5,195,894      80,438,587      7.55%      8.85%      0.91%
            2005                 1.25%    2.45%      9.14     18.12   3,741,990      52,203,956     14.23%     14.75%      0.78%
AMERICAN FUNDS GROWTH-INCOME CLASS 2
            2009                 0.65%    2.85%      8.38     14.85   6,408,583      76,909,875     27.55%     30.39%      1.56%
            2008                 0.65%    2.85%      6.95     11.50   6,931,147      65,081,606    -39.48%    -38.56%      1.79%
            2007                 1.15%    2.65%     12.05     18.79   6,307,570      98,075,890      2.30%      3.74%      1.63%
            2006                 1.25%    2.65%     11.82     18.18   5,223,829      79,559,863     12.41%     13.77%      1.77%
            2005                 1.25%    2.45%     12.45     16.04   3,761,285      51,322,429      4.05%      4.52%      1.52%
AMERICAN FUNDS INTERNATIONAL CLASS 2
            2009                 0.90%    2.80%     10.11     22.51   2,522,984      43,087,776     39.12%     41.80%      1.54%
            2008                 0.90%    2.80%      7.28     15.99   2,656,473      32,607,236    -43.72%    -42.76%      2.05%
            2007                 1.10%    2.80%     13.28     28.07   2,417,904      51,430,195     16.88%     18.53%      1.65%
            2006                 1.25%    2.65%     11.25     23.76   2,039,633      36,443,544     16.10%     17.50%      1.86%
            2005                 1.25%    2.45%      9.62     20.29   1,542,457      22,930,653     19.46%     19.99%      1.81%
BLACKROCK GLOBAL ALLOCATION V.I. CLASS III
            2009       7/14/09   0.90%    2.55%     11.50     11.62     166,801       1,928,875      0.14%     14.29%      2.55%
DELAWARE VIP DIVERSIFIED INCOME SERVICE CLASS
            2009                 0.75%    2.85%     12.11     14.16   2,234,856      30,370,661     23.10%     25.71%      5.50%
            2008                 0.75%    2.85%      9.96     11.32   1,774,133      19,410,248     -7.25%     -5.99%      3.65%
            2007                 1.15%    2.50%     10.74     12.06   1,602,126      18,806,780      4.76%      6.08%      2.62%
            2006                 1.25%    2.50%     10.27     11.37   1,077,327      12,025,261      5.02%      6.23%      1.25%
            2005                 1.25%    2.40%     10.62     10.70     780,127       8,262,946     -2.27%     -1.82%      0.57%
DELAWARE VIP EMERGING MARKETS SERVICE CLASS
            2009                 0.75%    2.80%     10.10     34.15     796,327      14,713,375     72.77%     76.34%      0.89%
            2008                 0.75%    2.80%      5.75     19.54     841,109       8,985,568    -53.02%    -52.24%      1.32%
            2007                 1.15%    2.80%     20.03     41.11     715,425      16,791,906     35.16%     36.79%      1.33%
            2006                 1.25%    2.45%     14.89     30.18     523,453       9,627,921     24.12%     25.24%      0.91%
            2005                 1.25%    2.15%     16.95     24.19     323,279       5,186,074     24.97%     25.41%      0.07%

                                MINIMUM  MAXIMUM  MINIMUM   MAXIMUM                                MINIMUM    MAXIMUM   INVESTMENT
                  COMMENCEMENT    FEE      FEE      UNIT      UNIT       UNITS                      TOTAL      TOTAL      INCOME
SUBACCOUNT  YEAR     DATE(1)    RATE(2)  RATE(2)  VALUE(3)  VALUE(3)  OUTSTANDING   NET ASSETS    RETURN(4)  RETURN(4)   RATIO(5)
----------------------------------------------------------------------------------------------------------------------------------
DELAWARE VIP HIGH YIELD
            2009                 1.40%    2.15%    $12.23    $15.51      42,659    $    659,241     45.81%     46.90%      7.84%
            2008                 1.40%    2.15%      8.39     10.56      59,710         628,708    -25.79%    -25.23%      9.89%
            2007                 1.40%    2.15%     11.30     14.12     113,806       1,606,000      0.61%      1.37%      6.74%
            2006                 1.40%    2.15%     11.23     13.93     122,300       1,702,644     10.05%     10.88%      6.66%
            2005                 1.40%    2.15%     12.56     12.56     130,131       1,633,842      2.15%      2.15%      7.37%
DELAWARE VIP HIGH YIELD SERVICE CLASS
            2009                 0.75%    2.80%     11.46     19.45     892,462      14,029,082     44.98%     47.54%      7.20%
            2008                 0.75%    2.50%      8.01     13.29     799,471       8,670,568    -26.29%    -25.29%      8.38%
            2007                 1.15%    2.50%     11.15     17.87     804,971      12,037,208      0.01%      1.27%      6.14%
            2006                 1.25%    2.50%     11.16     17.71     706,679      10,723,799      9.48%     10.80%      6.16%
            2005                 1.25%    2.45%     12.15     16.04     598,754       8,313,823      1.60%      2.06%      5.87%
DELAWARE VIP LIMITED-TERM DIVERSIFIED INCOME SERVICE CLASS
            2009                 0.65%    2.80%     11.14     11.49     526,246       5,958,645     10.40%     11.88%      3.37%
            2008                 0.65%    1.95%     10.09     10.33     181,814       1,854,976     -2.57%     -1.93%      4.40%
            2007                 1.30%    1.95%     10.36     10.53      50,939         531,398      2.22%      2.89%      4.56%
            2006                 1.25%    1.95%     10.16     10.24      55,920         571,124      2.47%      2.98%      4.33%
            2005       6/24/05   1.30%    1.80%      9.91      9.94      26,441         262,401     -0.89%      0.32%      2.00%
DELAWARE VIP REIT
            2009                 1.40%    2.15%      8.72     20.21      39,856         798,797     20.68%     21.60%      4.80%
            2008                 1.40%    2.15%      7.22     16.62      45,860         756,320    -36.45%    -35.97%      2.50%
            2007                 1.40%    2.15%     11.36     25.95      65,083       1,685,829    -15.77%    -15.14%      1.55%
            2006                 1.40%    2.15%     13.49     30.58     105,365       3,218,141     29.81%     30.79%      1.87%
            2005                 1.40%    2.15%     23.38     23.38     116,422       2,718,946      5.68%      5.68%      1.96%
DELAWARE VIP REIT SERVICE CLASS
            2009                 1.25%    2.65%      8.33     17.76     609,191       8,788,159     20.01%     21.71%      4.37%
            2008                 1.25%    2.65%      7.02     14.65     669,511       8,055,493    -36.98%    -36.09%      2.13%
            2007                 1.25%    2.65%     11.20     23.02     759,282      14,473,638    -16.26%    -15.24%      1.10%
            2006                 1.25%    2.45%     13.38     27.27     755,788      17,301,594     29.12%     30.68%      1.54%
            2005                 1.25%    2.45%     16.56     20.95     619,033      11,245,488      5.06%      5.53%      1.54%
DELAWARE VIP SMALL CAP VALUE
            2009                 1.40%    2.15%      9.90     20.41      46,578         934,628     29.02%     30.00%      1.00%
            2008                 1.40%    2.15%      7.67     15.70      56,909         880,274    -31.37%    -30.85%      0.87%
            2007                 1.40%    2.15%     11.18     22.70      92,807       2,092,893     -8.61%     -7.92%      0.57%
            2006                 1.40%    2.15%     12.23     24.66     133,429       3,285,327     13.71%     14.57%      0.25%
            2005                 1.40%    2.15%     21.52     21.52     155,797       3,348,556      7.90%      7.90%      0.38%
DELAWARE VIP SMALL CAP VALUE SERVICE CLASS
            2009                 0.75%    2.80%      8.93     20.01     931,387      14,527,468     27.93%     30.58%      0.67%
            2008                 0.75%    2.80%      7.43     15.46     974,434      11,838,703    -32.00%    -30.94%      0.47%
            2007                 1.25%    2.80%     10.96     22.48     877,484      16,093,929     -9.28%     -8.00%      0.25%
            2006                 1.25%    2.65%     12.13     24.53     707,392      14,272,750     13.13%     14.45%      0.02%
            2005                 1.25%    2.40%     16.88     21.52     451,485       8,245,105      7.31%      7.79%      0.13%
DELAWARE VIP TREND
            2009                 1.40%    2.15%      8.75     10.11      56,266         492,868     51.43%     52.58%      0.00%
            2008                 1.40%    2.15%      5.73      6.68      70,014         401,917    -47.87%    -47.48%      0.00%
            2007                 1.40%    2.15%     10.92     10.92     120,331       1,314,699      9.21%      9.21%      0.00%
            2006                 1.40%    1.40%     10.00     10.00     172,576       1,725,117      6.10%      6.10%      0.00%
            2005                 1.40%    1.40%      9.42      9.42     209,203       1,971,080      4.39%      4.39%      0.00%
DELAWARE VIP TREND SERVICE CLASS
            2009                 1.15%    2.80%      7.00     15.33     344,720       3,989,233     50.56%     52.63%      0.00%
            2008                 1.15%    2.50%      4.61     10.09     377,620       2,895,182    -48.18%    -47.46%      0.00%
            2007                 1.15%    2.50%      8.81     19.29     383,460       5,679,592      7.78%      9.09%      0.00%
            2006                 1.25%    2.45%      8.11     17.75     393,256       5,587,281      4.73%      6.00%      0.00%
            2005                 1.25%    2.45%      7.68     16.80     356,027       4,858,095      3.83%      4.30%      0.00%
DELAWARE VIP U.S. GROWTH SERVICE CLASS
            2009                 0.65%    2.45%      8.97     12.39     176,677       1,955,508     39.48%     41.86%      0.00%
            2008                 0.75%    2.45%      6.49      8.81     181,397       1,437,444    -44.24%    -43.57%      0.00%
            2007                 1.25%    2.45%     11.65     15.66     156,638       2,262,095      9.66%     10.98%      0.00%
            2006                 1.25%    2.45%     11.14     14.16     161,058       2,125,204     -0.41%      0.79%      0.00%
            2005                 1.25%    2.45%     11.17     14.10     168,441       2,233,571     12.48%     12.99%      0.38%

                                MINIMUM  MAXIMUM  MINIMUM   MAXIMUM                                MINIMUM    MAXIMUM   INVESTMENT
                  COMMENCEMENT    FEE      FEE      UNIT      UNIT       UNITS                      TOTAL      TOTAL      INCOME
SUBACCOUNT  YEAR     DATE(1)    RATE(2)  RATE(2)  VALUE(3)  VALUE(3)  OUTSTANDING   NET ASSETS    RETURN(4)  RETURN(4)   RATIO(5)
----------------------------------------------------------------------------------------------------------------------------------
DELAWARE VIP VALUE
            2009                 1.40%    2.15%    $ 9.00    $11.52      23,001    $    263,719     15.45%     16.32%      2.86%
            2008                 1.40%    2.15%      7.79      9.90      32,025         316,031    -34.84%    -34.35%      3.24%
            2007                 1.40%    2.35%     15.09     15.09      41,279         607,986     -4.08%     -4.08%      1.81%
            2006                 1.40%    1.40%     15.73     15.73      53,950         848,542     22.38%     22.38%      1.49%
            2005                 1.40%    1.40%     12.85     12.85      52,465         674,297      4.55%      4.55%      1.76%
DELAWARE VIP VALUE SERVICE CLASS
            2009                 1.15%    2.80%      8.18     13.92     609,144       6,955,676     14.91%     16.31%      2.93%
            2008                 1.15%    2.35%      7.03     12.02     644,275       6,481,523    -35.12%    -34.33%      2.70%
            2007                 1.15%    2.40%     11.82     18.39     662,680      10,287,813     -5.25%     -4.20%      1.27%
            2006                 1.25%    2.35%     12.47     19.26     505,269       8,327,048     20.92%     22.26%      1.23%
            2005                 1.25%    2.35%     12.88     15.81     326,204       4,559,725      4.01%      4.37%      1.05%
DWS VIP ALTERNATIVE ASSET ALLOCATION PLUS CLASS B
            2009       9/2/09    1.25%    1.65%     11.48     11.51       4,328          49,770      1.77%      7.04%      0.00%
DWS VIP EAFE EQUITY INDEX CLASS A
            2005                 0.00%    0.00%        --        --          --              --      0.00%      0.00%      2.14%
DWS VIP EAFE EQUITY INDEX CLASS B
            2005                 0.00%    0.00%        --        --          --              --      0.00%      0.00%      2.05%
DWS VIP EQUITY 500 INDEX CLASS A
            2009                 1.25%    2.35%      7.57     13.39     296,615       2,899,686     23.39%     24.76%      2.91%
            2008                 1.25%    2.35%      6.09     10.77     366,999       2,872,840    -38.61%    -37.93%      2.52%
            2007                 1.25%    2.35%      9.86     17.42     461,475       5,665,995      3.06%      3.99%      1.55%
            2006                 1.25%    2.15%      9.52     16.81     537,865       6,258,091     13.06%     14.09%      1.17%
            2005                 1.25%    2.15%      8.38     14.79     608,855       6,139,908      2.91%      3.38%      1.55%
DWS VIP EQUITY 500 INDEX CLASS B
            2009                 1.25%    2.50%      8.90     12.24     293,217       3,362,104     22.92%     24.46%      2.68%
            2008                 1.25%    2.50%      7.29      9.84     343,991       3,199,057    -38.89%    -38.12%      2.22%
            2007                 1.25%    2.50%     11.96     15.92     401,406       6,007,428      2.54%      3.73%      1.23%
            2006                 1.25%    2.40%     11.66     15.36     385,552       5,699,773     12.51%     13.75%      0.85%
            2005                 1.30%    2.40%     13.39     13.51     313,713       4,166,348      2.66%      3.02%      1.15%
DWS VIP SMALL CAP INDEX CLASS A
            2009                 1.25%    2.35%      9.39     17.11      43,175         663,838     23.64%     25.00%      1.87%
            2008                 1.25%    2.35%      7.60     13.73      54,740         674,464    -35.66%    -34.94%      1.65%
            2007                 1.25%    2.35%     17.94     21.18      70,714       1,331,470     -3.55%     -3.12%      0.89%
            2006                 1.25%    1.70%     18.60     21.94      88,917       1,723,028     15.51%     16.03%      0.65%
            2005                 1.25%    1.70%     16.10     18.98      90,665       1,515,442      2.50%      2.96%      0.61%
DWS VIP SMALL CAP INDEX CLASS B
            2009                 1.25%    2.15%      9.52     14.52     145,827       1,868,669     23.58%     24.70%      1.63%
            2008                 1.25%    2.80%      7.41     11.65     174,996       1,833,481    -36.14%    -35.14%      1.40%
            2007                 1.25%    2.80%     11.90     17.98     198,271       3,271,806     -4.05%     -3.38%      0.59%
            2006                 1.25%    1.95%     12.38     18.63     159,270       2,736,835     14.93%     15.73%      0.32%
            2005                 1.25%    1.95%     15.97     16.11      97,600       1,493,906      2.24%      2.60%      0.36%
FIDELITY VIP CONTRAFUND SERVICE CLASS 2
            2009                 0.65%    2.85%      8.91     15.59   2,662,898      34,236,601     31.66%     34.60%      1.20%
            2008                 0.65%    2.85%      7.04     11.69   2,681,682      26,189,519    -44.28%    -43.32%      0.89%
            2007                 1.10%    2.80%     13.90     20.73   2,079,333      36,955,326     14.41%     15.85%      0.90%
            2006                 1.25%    2.50%     12.26     17.96   1,439,907      22,724,482      9.33%     10.05%      1.10%
            2005                 1.25%    1.90%     15.89     16.38     670,616      10,498,823     14.69%     15.21%      0.09%
FIDELITY VIP EQUITY-INCOME
            2009                 1.40%    2.35%      8.80     10.54      62,920         661,398     27.18%     28.40%      2.23%
            2008                 1.40%    2.35%      8.21      8.21      81,512         667,683    -43.45%    -43.45%      2.09%
            2007                 1.40%    1.40%     14.51     14.51     120,210       1,744,766      0.12%      0.12%      1.65%
            2006                 1.40%    1.40%     14.50     14.50     140,772       2,040,786     18.52%     18.52%      3.28%
            2005                 1.40%    1.40%     12.23     12.23     153,833       1,881,609      4.39%      4.39%      1.75%
FIDELITY VIP EQUITY-INCOME SERVICE CLASS 2
            2009                 1.25%    2.50%      8.66     13.27     179,710       2,192,506     26.74%     28.27%      2.00%
            2008                 1.25%    2.45%      6.83     10.38     216,604       2,067,281    -44.20%    -43.52%      2.32%
            2007                 1.25%    2.45%     12.25     18.44     224,248       3,808,352     -1.18%      0.01%      1.50%
            2006                 1.25%    2.45%     12.39     18.51     253,442       4,277,123     17.03%     18.44%      2.95%
            2005                 1.25%    2.45%     11.99     15.68     258,542       3,676,713      3.79%      4.26%      1.20%

                                MINIMUM  MAXIMUM  MINIMUM   MAXIMUM                                MINIMUM    MAXIMUM   INVESTMENT
                  COMMENCEMENT    FEE      FEE      UNIT      UNIT       UNITS                      TOTAL      TOTAL      INCOME
SUBACCOUNT  YEAR     DATE(1)    RATE(2)  RATE(2)  VALUE(3)  VALUE(3)  OUTSTANDING   NET ASSETS    RETURN(4)  RETURN(4)   RATIO(5)
----------------------------------------------------------------------------------------------------------------------------------
FIDELITY VIP GROWTH
            2009                 1.40%    2.15%    $ 6.36    $ 8.95      35,005    $    223,539     25.56%     26.50%      0.44%
            2008                 1.40%    2.15%      5.03      7.13      38,421         193,967    -48.29%    -47.90%      0.57%
            2007                 1.40%    2.15%      9.65      9.65      70,056         677,742     25.20%     25.20%      0.83%
            2006                 1.40%    1.40%      7.71      7.71      82,129         632,974      5.36%      5.36%      0.42%
            2005                 1.40%    1.40%      7.31      7.31     101,264         740,718      4.33%      4.33%      0.50%
FIDELITY VIP GROWTH SERVICE CLASS 2
            2009                 0.75%    2.45%      5.40     12.07     263,703       2,462,291     25.12%     26.51%      0.20%
            2008                 1.15%    2.25%      4.29      9.59     302,246       2,237,876    -48.33%    -47.91%      0.60%
            2007                 1.15%    1.95%      8.28     18.49     301,473       4,348,313     24.28%     25.09%      0.36%
            2006                 1.25%    1.90%      6.65     14.83     244,783       2,894,690      4.78%      5.25%      0.15%
            2005                 1.25%    1.70%      6.34     14.14     192,859       2,306,059      3.72%      4.19%      0.22%
FIDELITY VIP MID CAP SERVICE CLASS 2
            2009                 0.75%    2.80%      9.59     12.06   1,489,715      17,620,587     35.89%     38.70%      0.49%
            2008                 0.75%    2.80%      7.18      8.74   1,388,995      11,957,576    -41.28%    -40.30%      0.24%
            2007                 1.15%    2.80%     14.39     14.64     962,202      13,951,114     13.11%     13.85%      0.51%
            2006                 1.30%    1.95%     12.74     12.86     553,398       7,076,892     10.29%     10.95%      0.09%
            2005       6/20/05   1.30%    1.90%     11.55     11.59     159,943       1,849,992      2.31%     14.51%      0.00%
FIDELITY VIP OVERSEAS
            2009                 1.40%    1.40%      9.85      9.85      10,064          99,119     24.77%     24.77%      1.91%
            2008                 1.40%    1.40%      7.89      7.89      15,030         118,640    -44.59%    -44.59%      2.36%
            2007                 1.40%    1.40%     14.24     14.24      21,890         311,796     15.68%     15.68%      3.80%
            2006                 1.40%    1.40%     12.31     12.31      31,920         393,029     16.44%     16.44%      0.91%
            2005                 1.40%    1.40%     10.57     10.57      36,787         389,012     17.39%     17.39%      0.67%
FIDELITY VIP OVERSEAS SERVICE CLASS 2
            2009                 1.15%    2.50%      8.71     17.43     294,153       4,350,399     23.16%     24.78%      1.92%
            2008                 1.15%    2.45%      7.01     14.03     324,270       3,816,208    -45.32%    -44.60%      2.48%
            2007                 1.15%    2.45%     12.73     25.45     324,398       6,909,696     14.22%     15.60%      2.99%
            2006                 1.25%    2.45%     11.06     22.09     282,744       5,470,236     14.92%     16.31%      0.68%
            2005                 1.25%    2.45%      9.55     19.06     248,577       4,296,145     16.78%     17.31%      0.38%
FTVIPT FRANKLIN INCOME SECURITIES CLASS 2
            2009                 0.65%    2.85%      9.82     10.72   2,120,385      22,357,290     31.79%     34.58%      8.12%
            2008                 0.75%    2.85%      7.65      8.01   2,047,115      16,199,724    -31.50%    -30.43%      5.54%
            2007                 1.10%    2.65%     11.40     11.52   1,530,443      17,518,324      1.75%      2.42%      3.05%
            2006       6/12/06   1.30%    1.95%     11.20     11.25     361,772       4,058,043      2.94%     12.62%      0.30%
FTVIPT FRANKLIN SMALL-MID CAP GROWTH SECURITIES CLASS 2
            2009                 0.65%    2.80%      6.70     16.51     680,642       7,975,242     39.61%     42.66%      0.00%
            2008                 0.65%    2.80%      4.75     11.68     653,596       5,415,804    -43.89%    -43.21%      0.00%
            2007                 1.25%    2.50%      8.39     20.65     543,045       7,876,469      8.55%      9.86%      0.00%
            2006                 1.25%    2.45%      7.67     18.86     401,966       5,063,038      6.06%      7.34%      0.00%
            2005                 1.25%    2.45%      7.17     17.63     368,110       3,967,452      3.02%      3.38%      0.00%
FTVIPT MUTUAL SHARES SECURITIES CLASS 2
            2009                 0.65%    2.80%      8.19      8.93   1,674,952      14,663,495     22.57%     25.23%      1.97%
            2008                 0.65%    2.80%      6.95      7.17   1,526,955      10,807,864    -38.63%    -37.83%      3.26%
            2007                 1.15%    2.45%     11.41     11.54   1,121,020      12,853,330      1.50%      2.21%      1.34%
            2006       6/7/06    1.25%    1.95%     11.25     11.29     298,033       3,357,415      3.32%     14.10%      0.00%
FTVIPT TEMPLETON GLOBAL BOND SECURITIES CLASS 2
            2009                 0.65%    2.80%     13.84     14.85   1,148,034      16,699,762     15.41%     17.90%     14.48%
            2008                 0.65%    2.80%     11.99     12.67   1,043,672      13,020,428      3.27%      4.99%      3.68%
            2007                 1.15%    2.80%     11.65     12.08     591,791       7,076,938      8.10%      9.62%      2.53%
            2006                 1.25%    2.65%     10.91     11.01     252,285       2,762,547     10.65%     11.31%      2.89%
            2005       6/30/05   1.30%    1.90%      9.86      9.89      62,092         613,397     -1.37%      0.65%      0.00%
FTVIPT TEMPLETON GROWTH SECURITIES CLASS 2
            2009                 1.25%    2.55%      9.16     14.90     445,634       5,522,806     27.80%     29.47%      3.19%
            2008                 1.25%    2.55%      7.17     11.55     522,721       5,040,454    -43.78%    -43.04%      1.82%
            2007                 1.25%    2.55%     12.80     20.35     588,977      10,005,432     -0.08%      1.08%      1.38%
            2006                 1.25%    2.40%     12.81     20.20     522,713       8,917,851     18.92%     20.30%      1.31%
            2005                 1.25%    2.40%     12.62     16.85     361,619       5,298,701      7.03%      7.51%      1.11%

                                MINIMUM  MAXIMUM  MINIMUM   MAXIMUM                                MINIMUM    MAXIMUM   INVESTMENT
                  COMMENCEMENT    FEE      FEE      UNIT      UNIT       UNITS                      TOTAL      TOTAL      INCOME
SUBACCOUNT  YEAR     DATE(1)    RATE(2)  RATE(2)  VALUE(3)  VALUE(3)  OUTSTANDING   NET ASSETS    RETURN(4)  RETURN(4)   RATIO(5)
----------------------------------------------------------------------------------------------------------------------------------
GOLDMAN SACHS VIT GROWTH & INCOME SERVICE CLASS
            2009       5/19/09   0.75%    1.65%    $12.04    $12.16       9,804    $    119,035      0.99%     21.16%      4.21%
JANUS ASPEN SERIES BALANCED SERVICE SHARES
            2009                 1.35%    1.70%     14.77     15.42      49,333         742,768     23.47%     23.90%      2.53%
            2008                 1.25%    1.70%     11.96     12.47      75,551         924,265    -17.48%    -17.10%      2.48%
            2007                 1.25%    1.70%     14.47     15.10      70,061       1,030,575      8.43%      8.92%      2.15%
            2006                 1.25%    1.70%     13.33     13.91      82,347       1,116,877      8.55%      9.04%      1.90%
            2005                 1.25%    1.70%     12.28     12.80      89,225       1,113,578      5.85%      6.32%      2.04%
JANUS ASPEN SERIES ENTERPRISE SERVICE SHARES
            2009                 1.25%    1.70%     14.52     18.61      46,217         765,293     42.01%     42.65%      0.00%
            2008                 1.25%    1.70%     10.22     13.09      51,127         592,797    -44.80%    -44.56%      0.06%
            2007                 1.25%    1.70%     18.52     23.69      60,422       1,261,161     19.69%     20.23%      0.07%
            2006                 1.25%    1.70%     15.48     19.77      62,813       1,093,216     11.40%     11.90%      0.00%
            2005                 1.25%    1.70%     13.89     17.73      76,467       1,180,952     10.14%     10.64%      0.00%
JANUS ASPEN SERIES WORLDWIDE SERVICE SHARES
            2009                 1.45%    1.60%     12.05     12.31       1,419          17,207     35.23%     35.43%      1.21%
            2008                 1.45%    1.60%      8.90      9.11       1,834          16,488    -45.69%    -45.60%      0.96%
            2007                 1.45%    1.60%     16.37     16.77       2,474          41,084      7.63%      7.79%      0.57%
            2006                 1.45%    1.60%     15.20     15.58       2,473          38,141     16.07%     16.23%      1.64%
            2005                 1.45%    1.60%     13.08     13.42       2,496          33,141      3.90%      4.00%      1.27%
LVIP BARON GROWTH OPPORTUNITIES SERVICE CLASS
            2009                 0.75%    2.80%      8.50      8.92     595,873       5,229,059     34.84%     37.28%      0.00%
            2008                 0.75%    2.55%      6.32      6.53     568,879       3,672,296    -40.67%    -39.89%      0.00%
            2007                 1.25%    2.55%     10.75     10.86     326,226       3,521,020      1.42%      2.08%      0.00%
            2006       6/22/06   1.30%    1.95%     10.60     10.64      15,481         164,253      0.79%     14.03%      0.00%
LVIP CAPITAL GROWTH SERVICE CLASS
            2009                 0.65%    2.70%      7.95      8.31     108,531         886,634     31.27%     33.52%      0.07%
            2008                 0.75%    2.45%      6.05      6.17      90,952         558,156    -43.14%    -42.46%      0.00%
            2007       7/11/07   1.25%    2.45%     10.65     10.73      61,679         660,009     -0.91%      9.07%      0.00%
LVIP COHEN & STEERS GLOBAL REAL ESTATE SERVICE CLASS
            2009                 0.90%    2.80%      6.17      6.40     647,497       4,093,020     33.96%     35.92%      0.00%
            2008                 1.15%    2.60%      4.65      4.71     489,716       2,289,889    -43.30%    -42.84%      1.35%
            2007       6/6/07    1.15%    1.95%      8.20      8.24     193,702       1,591,943    -16.26%     -4.06%      0.58%
LVIP COLUMBIA VALUE OPPORTUNITIES SERVICE CLASS
            2009                 1.30%    2.40%      7.37      7.46      58,275         431,485     22.01%     22.63%      0.36%
            2008                 1.40%    1.90%      6.06      6.09      56,185         340,393    -35.21%    -35.05%      0.26%
            2007       7/11/07   1.30%    1.65%      9.36      9.38      14,899         139,493     -7.59%     -2.38%      0.83%
LVIP CORE SERVICE CLASS
            2006                 1.30%    1.90%     11.45     11.52      21,327         244,225     11.75%     12.19%      0.74%
            2005       8/8/05    1.30%    1.70%     10.24     10.27       4,013          41,169     -1.62%      1.72%      0.11%
LVIP DELAWARE BOND
            2009                 1.25%    2.65%     11.28     17.23     939,493      14,140,359     15.79%     17.42%      4.00%
            2008                 1.25%    2.65%      9.74     14.70   1,155,221      14,987,636     -5.46%     -4.13%      4.02%
            2007                 1.25%    2.65%     10.38     15.35   1,662,099      22,254,222      3.00%      4.14%      4.82%
            2006                 1.25%    2.35%     10.08     14.76   1,812,483      23,405,615      2.28%      3.41%      4.43%
            2005                 1.25%    2.35%     10.51     14.30   1,849,427      23,305,870      0.91%      1.36%      4.16%
LVIP DELAWARE BOND SERVICE CLASS
            2009                 0.65%    2.80%     11.18     12.53   3,621,392      43,880,347     15.50%     17.71%      4.59%
            2008                 0.65%    2.55%      9.68     10.72   3,005,756      31,297,680     -5.70%     -4.46%      4.60%
            2007                 1.25%    2.55%     10.29     11.23   2,689,617      29,591,599      2.63%      3.86%      4.88%
            2006                 1.25%    2.45%     10.02     10.82   2,432,417      25,953,247      1.92%      3.10%      4.52%
            2005                 1.30%    2.45%     10.41     10.50   1,924,993      20,057,304      0.66%      1.01%      4.43%
LVIP DELAWARE FOUNDATION AGGRESSIVE ALLOCATION
            2009                 1.25%    2.45%     10.26     14.53      32,353         438,586     28.79%     30.35%      1.67%
            2008                 1.25%    2.45%      7.97     11.19      37,992         395,662    -34.84%    -34.05%      6.34%
            2007                 1.25%    2.45%     15.49     17.02      43,064         681,725      4.58%      5.05%      1.68%
            2006                 1.25%    1.70%     14.82     16.26      45,161         684,302     12.58%     13.09%      1.46%
            2005                 1.25%    1.70%     13.16     14.43      34,226         461,997      5.00%      5.48%      1.74%

                                MINIMUM  MAXIMUM  MINIMUM   MAXIMUM                                MINIMUM    MAXIMUM   INVESTMENT
                  COMMENCEMENT    FEE      FEE      UNIT      UNIT       UNITS                      TOTAL      TOTAL      INCOME
SUBACCOUNT  YEAR     DATE(1)    RATE(2)  RATE(2)  VALUE(3)  VALUE(3)  OUTSTANDING   NET ASSETS    RETURN(4)  RETURN(4)   RATIO(5)
----------------------------------------------------------------------------------------------------------------------------------
LVIP DELAWARE FOUNDATION AGGRESSIVE ALLOCATION SERVICE CLASS
            2009                 1.25%    2.85%    $ 9.96    $13.44     283,186    $  3,425,915     27.96%     29.96%      1.47%
            2008                 1.30%    2.85%      7.87     10.35     294,315       2,777,935    -35.07%    -34.25%      7.85%
            2007                 1.30%    2.55%     12.36     15.74     182,399       2,741,873      4.12%      4.74%      1.57%
            2006                 1.30%    1.90%     11.86     15.04     122,353       1,794,675     12.19%     12.75%      2.11%
            2005                 1.30%    1.80%     13.26     13.33      24,563         316,778      4.84%      5.05%      1.26%
LVIP DELAWARE GROWTH AND INCOME SERVICE CLASS
            2009                 0.75%    2.55%      8.75      9.30     128,534       1,178,088     21.36%     22.63%      0.96%
            2008                 1.30%    2.35%      7.31      7.58      93,226         699,617    -37.49%    -36.82%      1.09%
            2007                 1.30%    2.35%     11.82     12.00      65,174         776,638      3.86%      4.49%      1.11%
            2006                 1.30%    1.90%     11.42     11.49      42,082         480,883     10.18%     10.64%      1.24%
            2005       7/7/05    1.30%    1.70%     10.36     10.38      27,749         287,571      0.00%      3.53%      1.52%
LVIP DELAWARE SOCIAL AWARENESS
            2009                 1.25%    1.70%     12.83     15.41      62,558         887,698     27.81%     28.39%      0.70%
            2008                 1.25%    1.70%     10.04     12.05      66,181         737,175    -35.52%    -35.23%      0.84%
            2007                 1.25%    1.70%     15.57     18.67      79,036       1,366,209      1.23%      1.69%      0.84%
            2006                 1.25%    2.45%     15.38     18.42      86,556       1,467,851     10.42%     10.91%      0.88%
            2005                 1.25%    1.70%     13.93     16.67      89,242       1,383,159     10.14%     10.64%      0.91%
LVIP DELAWARE SOCIAL AWARENESS SERVICE CLASS
            2009                 0.75%    2.45%      8.58     13.86     193,793       2,474,240     26.41%     28.57%      0.36%
            2008                 0.75%    2.45%      7.49     10.85     217,703       2,187,066    -36.23%    -35.45%      0.58%
            2007                 1.25%    2.45%     11.74     16.82     206,066       3,349,982      0.22%      1.38%      0.64%
            2006                 1.30%    2.45%     11.72     16.60     212,422       3,435,147      9.32%     10.58%      0.67%
            2005                 1.30%    2.45%     14.88     15.02     205,711       3,059,732      9.87%     10.25%      0.70%
LVIP DELAWARE SPECIAL OPPORTUNITIES SERVICE CLASS
            2009                 1.25%    2.50%      7.21      7.33     166,672       1,208,196     27.54%     28.37%      0.93%
            2008                 1.25%    1.90%      5.65      5.71      63,135         358,094    -38.05%    -37.64%      1.06%
            2007       7/16/07   1.25%    1.90%      9.13      9.16      28,868         263,794     -9.30%      0.42%      0.69%
LVIP GLOBAL INCOME SERVICE CLASS
            2009       7/10/09   0.75%    2.80%     10.60     10.73     127,526       1,359,469     -2.16%      5.43%      2.66%
LVIP GROWTH SERVICE CLASS
            2006       1/6/06    1.30%    1.90%     11.23     11.33       4,050          45,555      0.27%     12.75%      0.00%
LVIP GROWTH OPPORTUNITIES SERVICE CLASS
            2006                 1.30%    1.90%     12.38     12.43      39,513         488,316      8.15%      8.47%      0.00%
            2005       7/14/05   1.30%    1.60%     11.44     11.46       5,117          58,631     -1.60%      7.74%      0.00%
LVIP JANUS CAPITAL APPRECIATION
            2009                 1.25%    1.70%     11.64     14.29      10,258         125,584     36.19%     36.80%      0.77%
            2008                 1.25%    1.70%      8.55     10.48      13,433         121,269    -41.82%    -41.56%      0.67%
            2007                 1.25%    1.70%     14.69     18.00      14,679         228,839     18.39%     18.92%      0.26%
            2006                 1.25%    1.70%     12.41     15.19      18,044         239,491      7.82%      8.31%      0.19%
            2005                 1.25%    1.70%     11.51     14.07      17,179         212,459      2.45%      2.91%      0.16%
LVIP JANUS CAPITAL APPRECIATION SERVICE CLASS
            2009                 1.15%    2.80%     10.37     13.17     117,578       1,450,153     35.57%     36.59%      0.89%
            2008                 1.15%    1.90%      7.59      9.66     103,965         953,011    -42.08%    -41.64%      0.56%
            2007                 1.15%    1.90%     13.42     16.59      64,821       1,023,651     17.85%     18.56%      0.08%
            2006                 1.30%    1.90%     13.83     14.00      27,853         380,140      7.56%      7.94%      0.00%
            2005                 1.35%    1.70%     12.86     12.96      23,226         299,582      2.19%      2.50%      0.05%
LVIP MARSICO INTERNATIONAL GROWTH SERVICE CLASS
            2009                 0.75%    2.70%      7.33      7.62     271,562       2,021,186     32.50%     34.50%      0.72%
            2008                 0.75%    2.25%      5.56      5.63     229,810       1,282,862    -50.03%    -49.63%      1.08%
            2007       6/8/07    1.10%    1.90%     11.13     11.18      81,977         913,932     -5.48%     22.98%      0.80%
LVIP MFS VALUE SERVICE CLASS
            2009                 0.65%    2.80%      7.50      7.86     597,763       4,580,700     17.75%     19.89%      1.44%
            2008                 0.65%    2.45%      6.42      6.51     370,870       2,393,206    -33.76%    -33.20%      1.26%
            2007       6/26/07   1.10%    1.95%      9.69      9.74     103,062       1,000,521     -3.80%      5.03%      0.91%
LVIP MID-CAP VALUE SERVICE CLASS
            2009                 0.90%    2.80%      6.97      7.11     268,417       1,882,270     39.34%     40.46%      0.31%
            2008                 1.15%    1.95%      5.00      5.06     219,819       1,103,680    -42.00%    -41.53%      0.11%
            2007       6/6/07    1.15%    1.95%      8.62      8.66     108,268         934,705    -13.49%      1.46%      0.28%

                                MINIMUM  MAXIMUM  MINIMUM   MAXIMUM                                MINIMUM    MAXIMUM   INVESTMENT
                  COMMENCEMENT    FEE      FEE      UNIT      UNIT       UNITS                      TOTAL      TOTAL      INCOME
SUBACCOUNT  YEAR     DATE(1)    RATE(2)  RATE(2)  VALUE(3)  VALUE(3)  OUTSTANDING   NET ASSETS    RETURN(4)  RETURN(4)   RATIO(5)
----------------------------------------------------------------------------------------------------------------------------------
LVIP MONDRIAN INTERNATIONAL VALUE
            2009                 1.25%    2.45%    $11.16    $20.18     117,151    $  2,267,726     18.29%     19.73%      3.31%
            2008                 1.25%    2.45%      9.44     16.92     133,119       2,154,235    -38.19%    -37.44%      4.74%
            2007                 1.25%    2.45%     24.39     27.14     156,638       4,042,481      9.61%     10.10%      2.00%
            2006                 1.25%    1.70%     22.22     24.73     158,474       3,753,593     27.82%     28.39%      2.96%
            2005                 1.25%    1.70%     17.36     19.33     162,047       2,983,478     10.65%     11.15%      2.54%
LVIP MONDRIAN INTERNATIONAL VALUE SERVICE CLASS
            2009                 1.25%    2.80%     10.55     18.10     525,340       8,335,441     17.58%     19.42%      3.13%
            2008                 1.25%    2.80%      9.34     15.17     541,088       7,326,395    -38.37%    -37.60%      4.75%
            2007                 1.25%    2.50%     15.15     24.34     535,964      11,895,716      8.46%      9.83%      1.86%
            2006                 1.25%    2.50%     13.98     22.18     465,653       9,644,132     26.55%     28.01%      2.83%
            2005                 1.30%    2.45%     17.18     17.34     397,354       6,673,564     10.37%     10.75%      2.15%
LVIP MONEY MARKET
            2009                 1.25%    2.45%     10.27     11.28     586,054       6,399,225     -2.13%     -0.94%      0.32%
            2008                 1.25%    2.45%     10.49     11.40     920,631      10,085,363     -0.13%      1.07%      2.22%
            2007                 1.25%    2.45%     10.51     11.30     567,676       6,288,607      2.41%      3.66%      4.85%
            2006                 1.25%    2.45%     10.20     10.92     635,790       6,753,083      2.44%      3.38%      4.57%
            2005                 1.25%    2.15%      9.91     10.58     715,510       7,330,561      1.06%      1.51%      2.77%
LVIP MONEY MARKET SERVICE CLASS
            2009                 0.75%    2.80%      9.99     10.73   1,649,506      17,180,141     -2.68%     -0.67%      0.09%
            2008                 0.75%    2.80%     10.34     10.85   2,317,934      24,490,806     -0.38%      0.82%      1.98%
            2007                 1.25%    2.45%     10.33     10.75   1,538,687      16,222,762      2.17%      3.35%      4.58%
            2006                 1.30%    2.45%     10.08     10.40   1,041,596      10,633,856      1.89%      3.07%      4.42%
            2005                 1.30%    2.45%      9.89      9.98     497,665       4,935,919      0.80%      1.16%      2.58%
LVIP SSgA BOND INDEX SERVICE CLASS
            2009                 0.90%    2.80%     10.58     10.79   1,344,495      14,412,752      1.64%      2.97%      2.16%
            2008       7/7/08    1.25%    2.55%     10.41     10.48     393,102       4,112,314      2.70%      6.05%      0.76%
LVIP SSgA DEVELOPED INTERNATIONAL 150 SERVICE CLASS
            2009                 1.25%    2.80%      8.76      8.94     251,863       2,236,344     40.69%     42.53%      1.71%
            2008       7/16/08   1.25%    2.55%      6.23      6.27      90,944         569,302    -33.94%     20.38%      1.96%
LVIP SSgA EMERGING MARKETS 100 SERVICE CLASS
            2009                 0.90%    2.80%     11.12     11.34     342,441       3,859,425     84.71%     87.12%      1.53%
            2008       7/16/08   1.25%    2.55%      6.02      6.06      74,056         448,279    -39.37%     21.11%      1.23%
LVIP SSgA INTERNATIONAL INDEX SERVICE CLASS
            2009                 0.90%    2.80%      7.91      8.07     375,412       3,010,040     24.32%     25.95%      1.82%
            2008       7/7/08    1.25%    2.55%      6.36      6.41     107,278         686,271    -33.64%     18.08%      1.41%
LVIP SSgA LARGE CAP 100 SERVICE CLASS
            2009                 1.25%    2.80%      9.13      9.31     511,442       4,730,638     31.56%     33.28%      1.48%
            2008       7/16/08   1.25%    2.55%      6.94      6.99     165,085       1,150,990    -30.68%     11.67%      0.58%
LVIP SSgA S&P 500 INDEX
            2009                 1.40%    2.35%      8.53      8.83      18,571         161,394     23.43%     24.36%      0.61%
            2008                 1.40%    2.15%      7.10      7.10      32,633         230,929    -38.07%    -38.07%      4.78%
            2007       8/29/07   1.40%    1.40%     11.47     11.47      11,896         136,420      0.43%      0.43%      1.08%
LVIP SSgA S&P 500 INDEX SERVICE CLASS
            2009                 0.90%    2.80%      8.28      8.79   1,133,198       9,790,077     22.61%     24.34%      1.33%
            2008                 1.15%    2.55%      6.91      7.06     761,531       5,327,198    -38.53%    -38.16%      5.05%
            2007       4/27/07   1.30%    1.90%     11.25     11.42     158,805       1,798,089     -2.95%      1.07%      1.52%
LVIP SSgA SMALL-CAP INDEX SERVICE CLASS
            2009                 0.90%    2.80%      7.15      7.42     465,259       3,409,090     22.48%     24.27%      0.56%
            2008                 1.15%    2.60%      5.90      5.97     315,131       1,868,880    -35.38%    -34.89%      1.26%
            2007       6/6/07    1.15%    1.90%      9.13      9.17      57,359         524,655    -10.18%      1.20%      0.62%
LVIP SSgA SMALL-MID CAP 200 SERVICE CLASS
            2009                 1.25%    2.80%     10.60     10.81     134,130       1,440,616     47.48%     49.42%      1.98%
            2008       7/16/08   1.25%    2.55%      7.19      7.24      37,800         273,108    -32.73%     25.69%      0.76%
LVIP T. ROWE PRICE GROWTH STOCK SERVICE CLASS
            2009                 0.75%    2.80%      7.90      8.14     172,515       1,366,963     40.04%     41.66%      0.00%
            2008                 0.75%    1.90%      5.64      5.69     118,843         672,060    -43.08%    -42.74%      0.00%
            2007       8/7/07    1.30%    1.90%      9.91      9.94       8,694          86,268     -4.44%      1.29%      0.19%

                                MINIMUM  MAXIMUM  MINIMUM   MAXIMUM                                MINIMUM    MAXIMUM   INVESTMENT
                  COMMENCEMENT    FEE      FEE      UNIT      UNIT       UNITS                      TOTAL      TOTAL      INCOME
SUBACCOUNT  YEAR     DATE(1)    RATE(2)  RATE(2)  VALUE(3)  VALUE(3)  OUTSTANDING   NET ASSETS    RETURN(4)  RETURN(4)   RATIO(5)
----------------------------------------------------------------------------------------------------------------------------------
LVIP T. ROWE PRICE STRUCTURED MID-CAP GROWTH
            2009                 1.40%    2.35%    $10.36    $15.96       7,809    $    114,153     42.94%     44.31%      0.11%
            2008                 1.40%    2.35%      7.25     11.08       6,888          68,297    -44.11%    -43.57%      0.00%
            2007                 1.40%    2.35%     16.04     19.68       7,894         137,685     11.67%     12.01%      0.00%
            2006                 1.40%    1.70%     14.36     17.60       5,539          86,560      7.43%      7.76%      0.00%
            2005                 1.40%    1.70%     13.37     16.37       4,833          70,947      7.96%      8.17%      0.00%
LVIP T. ROWE PRICE STRUCTURED MID-CAP GROWTH SERVICE CLASS
            2009                 0.90%    2.80%      9.97     14.55     144,139       1,925,598     43.22%     44.37%      0.00%
            2008                 1.10%    1.90%      6.90     10.10      98,002         930,708    -44.00%    -43.54%      0.00%
            2007                 1.10%    1.90%     13.24     17.94      74,170       1,248,970     11.17%     11.84%      0.00%
            2006                 1.30%    1.90%     15.84     16.04      32,798         486,207      7.16%      7.52%      0.00%
            2005                 1.35%    1.70%     14.83     14.92       8,012         119,067      7.81%      8.10%      0.00%
LVIP TEMPLETON GROWTH SERVICE CLASS
            2009                 0.75%    2.80%      7.35      7.70     490,915       3,688,563     24.60%     26.85%      1.82%
            2008                 0.75%    2.50%      5.96      6.02     414,443       2,478,450    -39.07%    -38.70%      2.15%
            2007       6/5/07    1.30%    1.90%      9.78      9.81     225,785       2,210,571     -3.38%      3.58%      2.46%
LVIP TURNER MID-CAP GROWTH SERVICE CLASS
            2009                 1.15%    2.80%      7.80      8.03     135,348       1,065,818     45.19%     46.36%      0.00%
            2008                 1.15%    1.95%      5.37      5.49     128,783         697,056    -50.41%    -50.01%      0.00%
            2007       6/8/07    1.15%    1.95%     10.82     10.98      74,933         815,779     -1.77%     10.12%      0.00%
LVIP WELLS FARGO INTRINSIC VALUE SERVICE CLASS
            2009                 1.15%    2.80%      8.14      8.73     153,112       1,307,180     20.01%     21.58%      0.96%
            2008                 1.15%    2.45%      6.88      7.19     157,959       1,117,134    -39.97%    -39.25%      1.64%
            2007                 1.25%    2.45%     11.54     11.83      99,520       1,163,327      1.83%      2.79%      1.28%
            2006                 1.25%    2.20%     11.39     11.51      50,474         576,465      8.90%      9.61%      1.41%
            2005       6/13/05   1.25%    1.90%     10.46     10.50      14,964         156,741     -1.41%      5.71%      1.35%
LVIP WILSHIRE 2010 PROFILE SERVICE CLASS
            2009                 1.30%    2.55%      9.36      9.60      86,639         822,784     21.34%     22.49%      1.73%
            2008                 1.30%    2.25%      7.71      7.71      64,209         499,512    -25.79%    -25.79%      1.70%
            2007       10/17/07  2.25%    2.25%     10.40     10.40      28,852         299,939      0.06%      0.06%      0.32%
LVIP WILSHIRE 2020 PROFILE SERVICE CLASS
            2009                 1.25%    2.55%      9.03      9.18      51,484         466,940     22.99%     23.73%      1.78%
            2008                 1.30%    1.90%      7.39      7.39      32,242         237,153    -28.19%    -28.19%      1.55%
            2007       6/26/07   1.55%    1.55%     10.29     10.29         865           8,896      1.76%      1.76%      0.33%
LVIP WILSHIRE 2030 PROFILE SERVICE CLASS
            2009                 1.30%    1.90%      8.80      8.94      53,848         477,964     25.25%     26.00%      1.46%
            2008                 1.30%    1.90%      7.09      7.09      50,346         356,008    -31.85%    -31.85%      0.81%
            2007       12/14/07  1.30%    1.30%     10.41     10.41         737           7,671      0.86%      0.86%      0.00%
LVIP WILSHIRE 2040 PROFILE SERVICE CLASS
            2009                 1.60%    1.90%      8.24      8.31      15,520         128,587     28.17%     28.56%      1.27%
            2008                 1.60%    1.90%      6.46      6.46      17,041         109,942    -36.77%    -36.77%      0.11%
            2007       12/11/07  1.65%    1.65%     10.21     10.21         484           4,951     -0.69%     -0.69%      0.00%
LVIP WILSHIRE AGGRESSIVE PROFILE SERVICE CLASS
            2009                 1.30%    1.95%     10.02     10.32     322,166       3,278,800     27.95%     28.78%      6.47%
            2008                 1.30%    1.95%      7.83      8.02     325,144       2,576,159    -41.77%    -41.38%      0.33%
            2007                 1.25%    1.95%     13.47     13.69     184,558       2,503,334      8.66%      9.37%      0.72%
            2006                 1.25%    1.90%     12.39     12.52     114,279       1,423,209     14.07%     14.81%      0.59%
            2005       8/3/05    1.25%    1.90%     10.87     10.91      26,484         288,325      0.27%      6.74%      0.00%
LVIP WILSHIRE CONSERVATIVE PROFILE SERVICE CLASS
            2009                 1.25%    2.85%     10.79     11.61     833,593       9,465,517     21.05%     23.00%      4.42%
            2008                 1.25%    2.85%      8.93      9.44     550,326       5,123,736    -20.90%    -19.66%      2.06%
            2007                 1.25%    2.80%     11.56     11.74     373,405       4,342,379      5.48%      6.12%      1.90%
            2006                 1.30%    1.90%     10.97     11.06     229,373       2,522,673      7.12%      7.66%      1.67%
            2005       6/17/05   1.30%    1.80%     10.24     10.27      82,124         842,274     -0.13%      2.90%      0.00%
LVIP WILSHIRE MODERATE PROFILE SERVICE CLASS
            2009                 0.90%    2.85%     10.57     11.37   2,881,089      32,177,868     24.14%     26.27%      4.05%
            2008                 1.15%    2.85%      8.39      9.01   3,014,242      26,819,220    -28.87%    -27.65%      1.74%
            2007                 1.15%    2.85%     12.07     12.47   2,497,429      30,859,220      6.31%      7.65%      1.31%
            2006                 1.25%    2.50%     11.46     11.57   1,656,668      19,091,944      9.66%     10.32%      0.84%
            2005       6/15/05   1.30%    1.90%     10.45     10.49     813,776       8,526,260     -0.01%      4.40%      0.00%

                                MINIMUM  MAXIMUM  MINIMUM   MAXIMUM                                MINIMUM    MAXIMUM   INVESTMENT
                  COMMENCEMENT    FEE      FEE      UNIT      UNIT       UNITS                      TOTAL      TOTAL      INCOME
SUBACCOUNT  YEAR     DATE(1)    RATE(2)  RATE(2)  VALUE(3)  VALUE(3)  OUTSTANDING   NET ASSETS    RETURN(4)  RETURN(4)   RATIO(5)
----------------------------------------------------------------------------------------------------------------------------------
LVIP WILSHIRE MODERATELY AGGRESSIVE PROFILE SERVICE CLASS
            2009                 0.90%    2.80%    $10.08    $10.80   1,332,778    $ 14,124,608     25.16%     27.05%      4.24%
            2008                 1.30%    2.80%      8.05      8.50   1,371,009      11,503,260    -35.42%    -34.44%      0.79%
            2007                 1.25%    2.80%     12.57     12.98   1,154,194      14,836,003      6.84%      8.18%      1.52%
            2006                 1.25%    2.50%     11.88     11.99     701,596       8,377,196     11.71%     12.38%      0.99%
            2005       6/6/05    1.30%    1.90%     10.63     10.67     220,517       2,348,676     -0.06%      6.56%      0.00%
MFS VIT CORE EQUITY SERVICE CLASS
            2009                 1.40%    2.35%      9.39     13.90       7,687          91,487     29.17%     30.40%      1.31%
            2008                 1.40%    2.35%      7.27     10.68       8,254          76,056    -40.74%    -40.17%      0.42%
            2007                 1.25%    2.35%     12.27     17.89       9,937         155,994      8.30%      9.49%      0.10%
            2006                 1.25%    2.35%     12.56     16.40      12,844         181,962     11.59%     12.09%      0.17%
            2005                 1.25%    1.70%     11.25     14.68      13,595         176,689     -0.25%      0.21%      0.54%
MFS VIT GROWTH
            2009                 1.40%    2.15%      6.41     11.45      24,920         163,102     34.75%     35.76%      0.30%
            2008                 1.40%    2.15%      4.72      8.50      29,618         142,578    -38.75%    -38.29%      0.23%
            2007                 1.40%    2.15%      7.65      7.65      42,747         331,875     19.49%     19.49%      0.00%
            2006                 1.40%    1.40%      6.40      6.40      61,149         391,285      6.39%      6.39%      0.00%
            2005                 1.40%    1.40%      6.01      6.01      72,474         435,889      7.67%      7.67%      0.00%
MFS VIT GROWTH SERVICE CLASS
            2009                 1.30%    2.55%     12.26     16.23      22,342         310,698     34.75%     35.48%      0.03%
            2008                 1.25%    1.90%      9.22     12.01      17,947         199,968    -38.60%    -38.32%      0.00%
            2007                 1.25%    1.70%      6.61     19.54      21,690         375,989     18.84%     19.38%      0.00%
            2006                 1.25%    1.70%      5.56     16.42      36,408         546,371      5.80%      6.17%      0.00%
            2005                 1.35%    1.70%      5.25     15.51      42,570         598,976      7.09%      7.46%      0.00%
MFS VIT TOTAL RETURN
            2009                 1.40%    2.15%      9.94     13.41      81,281       1,087,744     15.52%     16.39%      3.96%
            2008                 1.40%    2.15%      8.60     11.52     120,074       1,381,280    -23.79%    -23.22%      3.22%
            2007                 1.40%    2.35%     15.00     15.00     165,761       2,475,169      2.77%      2.77%      2.64%
            2006                 1.40%    1.40%     14.60     14.60     203,443       2,969,465     10.34%     10.34%      2.46%
            2005                 1.40%    1.40%     13.23     13.23     241,998       3,201,232      1.39%      1.39%      2.12%
MFS VIT TOTAL RETURN SERVICE CLASS
            2009                 0.75%    2.85%      9.39     13.04   1,267,316      15,292,357     14.42%     16.84%      3.18%
            2008                 0.75%    2.85%      8.33     11.25   1,166,594      12,218,673    -24.47%    -23.29%      2.86%
            2007                 1.25%    2.80%     11.13     14.72   1,244,701      17,178,371      1.42%      2.64%      2.24%
            2006                 1.25%    2.45%     10.98     14.39   1,024,207      13,943,010      8.92%     10.24%      1.99%
            2005                 1.25%    2.45%     12.26     13.10     715,636       8,990,562      0.87%      1.32%      1.73%
MFS VIT UTILITIES
            2009                 1.40%    1.40%     16.11     16.11      38,609         621,943     31.37%     31.37%      5.40%
            2008                 1.40%    1.40%     12.26     12.26      53,498         656,021    -38.54%    -38.54%      1.61%
            2007                 1.40%    1.40%     19.95     19.95      71,980       1,436,071     26.12%     26.12%      0.96%
            2006                 1.40%    1.40%     15.82     15.82     114,177       1,806,179     29.44%     29.44%      2.01%
            2005                 1.40%    1.40%     12.22     12.22     125,403       1,532,577     15.21%     15.21%      0.62%
MFS VIT UTILITIES SERVICE CLASS
            2009                 0.75%    2.70%     11.66     28.82     593,173      10,612,729     29.46%     31.35%      4.56%
            2008                 1.15%    2.60%      8.88     22.04     634,382       8,758,111    -39.38%    -38.52%      1.30%
            2007                 1.15%    2.55%     17.60     36.01     540,313      12,897,539     24.85%     25.97%      0.73%
            2006                 1.25%    2.15%     14.03     28.69     405,976       7,935,472     28.50%     29.33%      1.78%
            2005                 1.25%    1.90%     10.89     22.26     279,641       4,534,706     14.61%     15.12%      0.40%
NB AMT MID-CAP GROWTH
            2009                 1.25%    2.55%     10.16     15.78     312,161       4,113,976     28.29%     29.96%      0.00%
            2008                 1.25%    2.55%      8.21     12.19     388,501       3,961,626    -44.80%    -44.07%      0.00%
            2007                 1.25%    2.55%     14.91     21.87     426,933       7,875,625     19.56%     21.01%      0.00%
            2006                 1.25%    2.45%     12.49     18.14     437,587       6,801,153     12.03%     13.27%      0.00%
            2005                 1.25%    2.35%     13.37     16.07     314,248       4,547,495     11.82%     12.33%      0.00%
NB AMT REGENCY
            2009                 1.25%    2.55%      8.61     15.87     384,586       5,109,230     42.87%     44.74%      1.78%
            2008                 1.25%    2.65%      6.31     11.00     443,184       4,097,055    -47.19%    -46.49%      1.19%
            2007                 1.25%    2.55%     11.97     20.64     484,103       8,453,793      0.75%      2.02%      0.43%
            2006                 1.25%    2.50%     11.89     20.30     500,622       8,887,907      8.47%      9.79%      0.42%
            2005                 1.25%    2.45%     17.02     18.56     428,821       7,283,705     10.11%     10.61%      0.10%

                                MINIMUM  MAXIMUM  MINIMUM   MAXIMUM                                MINIMUM    MAXIMUM   INVESTMENT
                  COMMENCEMENT    FEE      FEE      UNIT      UNIT       UNITS                      TOTAL      TOTAL      INCOME
SUBACCOUNT  YEAR     DATE(1)    RATE(2)  RATE(2)  VALUE(3)  VALUE(3)  OUTSTANDING   NET ASSETS    RETURN(4)  RETURN(4)   RATIO(5)
----------------------------------------------------------------------------------------------------------------------------------
PIMCO VIT COMMODITY REAL RETURN ADVISOR CLASS
            2009       7/1/09    0.90%    1.90%    $12.48    $12.56      24,322    $    304,150     12.38%     22.53%      6.29%
PUTNAM VT GLOBAL HEALTH CARE CLASS IB
            2009                 1.35%    1.70%     11.25     13.33      10,108         123,536     23.88%     24.25%      0.00%
            2008                 1.40%    1.70%      9.08     10.75      11,152         105,401    -18.47%    -18.23%      0.00%
            2007                 1.40%    1.70%     11.14     13.17      13,837         159,491     -2.28%     -1.98%      0.89%
            2006                 1.40%    1.70%     11.40     13.46      15,830         189,090      1.06%      1.36%      0.35%
            2005                 1.40%    1.70%     11.28     13.31      23,498         280,413     11.29%     11.62%      0.05%
PUTNAM VT GROWTH & INCOME CLASS IB
            2009                 1.40%    1.70%      9.90     12.47       4,506          51,857     27.62%     28.00%      2.98%
            2008                 1.40%    1.70%      7.76      9.76       8,118          71,886    -39.74%    -39.55%      2.16%
            2007                 1.40%    1.70%     12.88     16.18       8,889         130,029     -7.62%     -7.34%      1.32%
            2006                 1.40%    1.70%     13.94     17.49       7,028         114,877     13.96%     14.30%      1.50%
            2005                 1.40%    1.70%     12.23     15.33       7,055         101,125      3.46%      3.77%      1.52%

(1) Reflects less than a full year of activity. Funds were first received in this option on the commencement date noted or the option was inactive at the date funds were received.

(2) These amounts represent the annualized minimum and maximum contract expenses of the separate account, consisting primarily of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying funds have been excluded.

(3) As the unit value is presented as a range of minimum to maximum values, for only those subaccounts which existed for the entire year, some individual contract unit values may not be within the ranges presented as a result of partial year activity.

(4) These amounts represent the total return, including changes in value of mutual funds, and reflect deductions for all items included in the fee rate. The total return does not include contract charges deducted directly from policy account values. The total return is not annualized. As the total return is presented as a range of minimum to maximum values, for only those subaccounts which existed for the entire year, some individual contract total returns may not be within the ranges presented as a result of partial year activity.

(5) These amounts represent the dividends, excluding distributions of capital gains, received by the subaccount from the underlying mutual fund, net of management fees assessed by the fund manager, divided by the average net assets. These ratios exclude those expenses, such as mortality and expense guarantee charges, that result in direct reductions in the unit values. The recognition of investment income by the subaccount is affected by the timing of the declaration of dividends by the underlying fund in which the subaccounts invest. Investment income ratios are not annualized.

Note: Fee rate, unit value and total return minimum and maximum are the same where there is only one active contract level charge for the subaccount.

4. PURCHASES AND SALES OF INVESTMENTS

The aggregate cost of investments purchased and the aggregate proceeds from investments sold were as follows for 2009:

                                                                AGGREGATE    AGGREGATE
                                                                 COST OF      PROCEEDS
SUBACCOUNT                                                      PURCHASES    FROM SALES
----------------------------------------------------------------------------------------
AIM V.I. Capital Appreciation                                 $      7,011  $     37,984
AIM V.I. Capital Appreciation Class II                                 194         8,589
AIM V.I. Core Equity                                                23,761       162,108
AIM V.I. Core Equity Class II                                        1,623        26,656
AIM V.I. International Growth                                        1,604        92,706
AIM V.I. International Growth Class II                               5,247        19,197
ABVPSF Global Thematic Growth Class B                              382,867       667,143
ABVPSF Growth and Income Class B                                   527,772     1,218,118
ABVPSF International Value Class B                               1,021,589     1,365,714

                                                               AGGREGATE    AGGREGATE
                                                                COST OF      PROCEEDS
SUBACCOUNT                                                     PURCHASES    FROM SALES
--------------------------------------------------------------------------------------
ABVPSF Large Cap Growth Class B                               $    16,291  $   195,685
ABVPSF Small/Mid Cap Value Class B                              1,904,732      579,291
American Century VP Inflation Protection Class 2               11,313,507    6,641,892
American Funds Global Growth Class 2                            1,480,321    1,398,689
American Funds Global Small Capitalization Class 2              2,810,800    1,459,800
American Funds Growth Class 2                                   4,818,337   10,585,084
American Funds Growth-Income Class 2                            4,176,282   10,726,378
American Funds International Class 2                            2,748,171    4,741,140
BlackRock Global Allocation V.I. Class III                      1,819,659        4,862
Delaware VIP Diversified Income Service Class                   9,231,370    2,547,731
Delaware VIP Emerging Markets Service Class                     2,149,246    2,556,452
Delaware VIP High Yield                                            90,054      270,249
Delaware VIP High Yield Service Class                           4,171,046    2,529,726
Delaware VIP Limited-Term Diversified Income Service Class      5,204,553    1,409,273
Delaware VIP REIT                                                  55,802      129,868
Delaware VIP REIT Service Class                                   977,020    1,631,999
Delaware VIP Small Cap Value                                       26,056      202,848
Delaware VIP Small Cap Value Service Class                        851,810    1,599,973
Delaware VIP Trend                                                 17,749      112,763
Delaware VIP Trend Service Class                                  238,831      622,593
Delaware VIP U.S. Growth Service Class                            245,979      312,300
Delaware VIP Value                                                 87,556      170,965
Delaware VIP Value Service Class                                  903,828    1,255,418
DWS VIP Alternative Asset Allocation Plus Class B                  73,212       24,878
DWS VIP Equity 500 Index Class A                                  104,234      616,866
DWS VIP Equity 500 Index Class B                                  212,574      736,464
DWS VIP Small Cap Index Class A                                    65,391      135,832
DWS VIP Small Cap Index Class B                                   219,871      469,877
Fidelity VIP Contrafund Service Class 2                         2,620,050    3,151,721
Fidelity VIP Equity-Income                                         15,369      167,354
Fidelity VIP Equity-Income Service Class 2                        164,289      528,486
Fidelity VIP Growth                                                 3,833       24,459
Fidelity VIP Growth Service Class 2                               307,276      595,212
Fidelity VIP Mid Cap Service Class 2                            3,066,255    1,950,791
Fidelity VIP Overseas                                               2,592       40,290
Fidelity VIP Overseas Service Class 2                             350,992      634,423
FTVIPT Franklin Income Securities Class 2                       4,646,779    2,893,583
FTVIPT Franklin Small-Mid Cap Growth Securities Class 2           884,225      695,711
FTVIPT Mutual Shares Securities Class 2                         2,085,771      910,212
FTVIPT Templeton Global Bond Securities Class 2                 6,493,125    3,243,350
FTVIPT Templeton Growth Securities Class 2                        287,497      988,249
Goldman Sachs VIT Growth & Income Service Class                   116,800        1,102
Janus Aspen Series Balanced Service Shares                         92,589      373,501
Janus Aspen Series Enterprise Service Shares                        6,427       80,495
Janus Aspen Series Worldwide Service Shares                           501        4,359
LVIP Baron Growth Opportunities Service Class                     743,145      565,309
LVIP Capital Growth Service Class                                 311,717      178,402
LVIP Cohen & Steers Global Real Estate Service Class            1,146,304      387,295
LVIP Columbia Value Opportunities Service Class                   102,414       85,554
LVIP Delaware Bond                                              1,087,035    3,840,440
LVIP Delaware Bond Service Class                               13,027,808    4,603,956
LVIP Delaware Foundation Aggressive Allocation                      7,972       70,921
LVIP Delaware Foundation Aggressive Allocation Service Class      183,523      327,707
LVIP Delaware Growth and Income Service Class                     372,383       85,410
LVIP Delaware Social Awareness                                     62,763       78,268
LVIP Delaware Social Awareness Service Class                      229,885      404,734
LVIP Delaware Special Opportunities Service Class                 852,111      176,513
LVIP Global Income Service Class                                1,453,114       93,657
LVIP Janus Capital Appreciation                                    49,222       64,578
LVIP Janus Capital Appreciation Service Class                     347,265      229,611
LVIP Marsico International Growth Service Class                   540,717      280,478

                                                               AGGREGATE    AGGREGATE
                                                                COST OF      PROCEEDS
SUBACCOUNT                                                     PURCHASES    FROM SALES
--------------------------------------------------------------------------------------
LVIP MFS Value Service Class                                  $ 1,803,124  $   292,301
LVIP Mid-Cap Value Service Class                                  459,374      191,730
LVIP Mondrian International Value                                 173,285      387,436
LVIP Mondrian International Value Service Class                   830,698    1,016,893
LVIP Money Market                                               2,652,577    6,609,507
LVIP Money Market Service Class                                 9,642,349   16,737,326
LVIP SSgA Bond Index Service Class                             10,940,591      842,706
LVIP SSgA Developed International 150 Service Class             1,478,288      305,883
LVIP SSgA Emerging Markets 100 Service Class                    2,545,293      307,458
LVIP SSgA International Index Service Class                     2,064,123      306,647
LVIP SSgA Large Cap 100 Service Class                           2,827,697      319,482
LVIP SSgA S&P 500 Index                                           160,656      283,395
LVIP SSgA S&P 500 Index Service Class                           4,273,695    1,612,241
LVIP SSgA Small-Cap Index Service Class                         1,401,918      567,888
LVIP SSgA Small-Mid Cap 200 Service Class                         882,139      118,893
LVIP T. Rowe Price Growth Stock Service Class                     524,805      174,464
LVIP T. Rowe Price Structured Mid-Cap Growth                       43,880       26,876
LVIP T. Rowe Price Structured Mid-Cap Growth Service Class        673,176      174,022
LVIP Templeton Growth Service Class                               760,603      261,636
LVIP Turner Mid-Cap Growth Service Class                          283,315      245,547
LVIP Wells Fargo Intrinsic Value Service Class                    267,355      333,381
LVIP Wilshire 2010 Profile Service Class                          302,350       92,985
LVIP Wilshire 2020 Profile Service Class                          247,440       89,949
LVIP Wilshire 2030 Profile Service Class                           84,227       73,461
LVIP Wilshire 2040 Profile Service Class                            2,865       12,676
LVIP Wilshire Aggressive Profile Service Class                    634,888      382,569
LVIP Wilshire Conservative Profile Service Class                3,798,877      659,225
LVIP Wilshire Moderate Profile Service Class                    4,753,137    4,657,740
LVIP Wilshire Moderately Aggressive Profile Service Class       2,884,879    2,501,769
MFS VIT Core Equity Service Class                                   1,557        8,163
MFS VIT Growth                                                      8,228       30,667
MFS VIT Growth Service Class                                       55,136       29,946
MFS VIT Total Return                                               60,508      499,746
MFS VIT Total Return Service Class                              3,183,527    1,979,987
MFS VIT Utilities                                                  74,686      244,780
MFS VIT Utilities Service Class                                 1,709,998    1,966,417
NB AMT Mid-Cap Growth                                             106,050    1,019,939
NB AMT Regency                                                    244,999      869,199
PIMCO VIT Commodity Real Return Advisor Class                     317,014        7,580
Putnam VT Global Health Care Class IB                              60,269       19,253
Putnam VT Growth & Income Class IB                                  1,593       33,629

5. INVESTMENTS

The following is a summary of investments owned at December 31, 2009:

                                                                           NET
                                                                SHARES    ASSET    FAIR VALUE
SUBACCOUNT                                                       OWNED    VALUE    OF SHARES   COST OF SHARES
-------------------------------------------------------------------------------------------------------------
AIM V.I. Capital Appreciation                                      8,839  $20.33  $   179,694   $   229,936
AIM V.I. Capital Appreciation Class II                             4,313   20.00       86,258       112,200
AIM V.I. Core Equity                                              21,408   24.92      533,478       536,013
AIM V.I. Core Equity Class II                                        666   24.75       16,484        16,641
AIM V.I. International Growth                                      4,403   26.01      114,510        74,195
AIM V.I. International Growth Class II                             8,023   25.63      205,636       160,158
ABVPSF Global Thematic Growth Class B                            108,193   16.34    1,767,878     1,737,822
ABVPSF Growth and Income Class B                                 450,063   15.08    6,786,946     9,472,511
ABVPSF International Value Class B                               551,849   14.54    8,023,887    11,377,574
ABVPSF Large Cap Growth Class B                                   35,208   24.72      870,338       817,120
ABVPSF Small/Mid Cap Value Class B                               482,164   13.36    6,441,714     6,683,545

                                                                           NET
                                                                SHARES    ASSET    FAIR VALUE
SUBACCOUNT                                                       OWNED    VALUE    OF SHARES   COST OF SHARES
-------------------------------------------------------------------------------------------------------------
American Century VP Inflation Protection Class 2               2,099,122  $10.73  $22,523,584   $ 21,933,024
American Funds Global Growth Class 2                             812,768   19.50   15,848,985     16,660,069
American Funds Global Small Capitalization Class 2               791,588   17.75   14,050,683     15,434,611
American Funds Growth Class 2                                  1,834,734   46.10   84,581,230     98,726,015
American Funds Growth-Income Class 2                           2,466,775   31.18   76,914,059     89,284,534
American Funds International Class 2                           2,518,415   17.11   43,090,088     45,709,259
BlackRock Global Allocation V.I. Class III                       137,766   13.42    1,848,825      1,818,963
Delaware VIP Diversified Income Service Class                  2,773,292   10.92   30,284,347     27,086,502
Delaware VIP Emerging Markets Service Class                      781,401   18.83   14,713,789     14,386,136
Delaware VIP High Yield                                          116,273    5.67      659,266        599,669
Delaware VIP High Yield Service Class                          2,478,756    5.66   14,029,759     13,067,648
Delaware VIP Limited-Term Diversified Income Service Class       596,759    9.94    5,931,790      5,746,197
Delaware VIP REIT                                                103,099    7.75      799,018      1,312,230
Delaware VIP REIT Service Class                                1,132,547    7.76    8,788,565     14,803,871
Delaware VIP Small Cap Value                                      38,523   24.31      936,488        924,564
Delaware VIP Small Cap Value Service Class                       600,078   24.28   14,569,904     16,543,143
Delaware VIP Trend                                                19,178   25.70      492,887        498,667
Delaware VIP Trend Service Class                                 159,131   25.07    3,989,416      4,319,923
Delaware VIP U.S. Growth Service Class                           275,826    7.09    1,955,604      1,849,926
Delaware VIP Value                                                18,064   14.60      263,729        284,794
Delaware VIP Value Service Class                                 476,765   14.59    6,955,994      8,784,724
DWS VIP Alternative Asset Allocation Plus Class B                  3,947   12.61       49,772         48,356
DWS VIP Equity 500 Index Class A                                 250,871   11.69    2,932,683      2,955,979
DWS VIP Equity 500 Index Class B                                 287,864   11.68    3,362,254      3,642,778
DWS VIP Small Cap Index Class A                                   70,644    9.90      699,376        883,584
DWS VIP Small Cap Index Class B                                  188,954    9.89    1,868,757      2,509,853
Fidelity VIP Contrafund Service Class 2                        1,687,469   20.29   34,238,747     44,469,468
Fidelity VIP Equity-Income                                        39,347   16.81      661,424        872,231
Fidelity VIP Equity-Income Service Class 2                       132,324   16.57    2,192,607      2,871,883
Fidelity VIP Growth                                                7,442   30.04      223,548        252,225
Fidelity VIP Growth Service Class 2                               83,736   29.75    2,491,149      2,760,118
Fidelity VIP Mid Cap Service Class 2                             702,712   25.10   17,638,060     19,879,370
Fidelity VIP Overseas                                              6,586   15.05       99,123        101,467
Fidelity VIP Overseas Service Class 2                            294,319   14.92    4,391,235      5,273,375
FTVIPT Franklin Income Securities Class 2                      1,583,467   14.12   22,358,561     24,381,224
FTVIPT Franklin Small-Mid Cap Growth Securities Class 2          472,775   16.87    7,975,707      8,931,193
FTVIPT Mutual Shares Securities Class 2                        1,006,190   14.58   14,670,258     17,919,248
FTVIPT Templeton Global Bond Securities Class 2                  963,675   17.33   16,700,482     15,815,617
FTVIPT Templeton Growth Securities Class 2                       534,518   10.40    5,558,991      7,078,825
Goldman Sachs VIT Growth & Income Service Class                   12,827    9.28      119,038        116,091
Janus Aspen Series Balanced Service Shares                        26,595   27.93      742,800        670,297
Janus Aspen Series Enterprise Service Shares                      25,596   29.90      765,326        637,430
Janus Aspen Series Worldwide Service Shares                          664   25.93       17,208         17,115
LVIP Baron Growth Opportunities Service Class                    218,339   23.95    5,229,440      5,823,950
LVIP Capital Growth Service Class                                 41,166   21.54      886,668        964,129
LVIP Cohen & Steers Global Real Estate Service Class             647,762    6.32    4,093,210      4,210,395
LVIP Columbia Value Opportunities Service Class                   51,584    8.46      436,302        545,633
LVIP Delaware Bond                                             1,065,548   13.32   14,195,236     13,641,737
LVIP Delaware Bond Service Class                               3,291,849   13.32   43,860,595     42,461,380
LVIP Delaware Foundation Aggressive Allocation                    38,804   11.30      438,604        532,602
LVIP Delaware Foundation Aggressive Allocation Service Class     303,192   11.30    3,426,073      3,938,769
LVIP Delaware Growth and Income Service Class                     45,560   25.86    1,178,140      1,360,130
LVIP Delaware Social Awareness                                    32,208   27.56      887,736        883,838
LVIP Delaware Social Awareness Service Class                      89,895   27.53    2,474,366      2,614,472
LVIP Delaware Special Opportunities Service Class                 39,891   30.29    1,208,253      1,167,430
LVIP Global Income Service Class                                 124,484   10.83    1,348,536      1,361,520
LVIP Janus Capital Appreciation                                    8,273   19.45      160,897        132,546
LVIP Janus Capital Appreciation Service Class                     75,091   19.31    1,450,225      1,438,819
LVIP Marsico International Growth Service Class                  181,250   11.15    2,021,294      2,442,773
LVIP MFS Value Service Class                                     221,471   20.68    4,580,903      4,525,601
LVIP Mid-Cap Value Service Class                                 164,040   11.48    1,882,363      1,950,760

                                                                           NET
                                                                SHARES    ASSET    FAIR VALUE
SUBACCOUNT                                                       OWNED    VALUE    OF SHARES   COST OF SHARES
-------------------------------------------------------------------------------------------------------------
LVIP Mondrian International Value                               145,439   $15.59  $ 2,267,823   $  2,480,103
LVIP Mondrian International Value Service Class                 534,740    15.59    8,335,521      9,336,966
LVIP Money Market                                               605,147    10.00    6,051,469      6,051,469
LVIP Money Market Service Class                               1,747,603    10.00   17,476,028     17,476,026
LVIP SSgA Bond Index Service Class                            1,363,688    10.56   14,399,178     14,137,012
LVIP SSgA Developed International 150 Service Class             277,038     8.07    2,235,694      1,837,545
LVIP SSgA Emerging Markets 100 Service Class                    349,572    11.04    3,860,675      2,866,653
LVIP SSgA International Index Service Class                     400,579     7.51    3,009,953      2,597,845
LVIP SSgA Large Cap 100 Service Class                           539,333     8.78    4,732,647      3,882,260
LVIP SSgA S&P 500 Index                                          20,778     7.77      161,402        156,714
LVIP SSgA S&P 500 Index Service Class                         1,259,732     7.77    9,791,894      9,333,905
LVIP SSgA Small-Cap Index Service Class                         239,000    14.27    3,409,335      3,298,763
LVIP SSgA Small-Mid Cap 200 Service Class                       140,886    10.23    1,440,985      1,102,793
LVIP T. Rowe Price Growth Stock Service Class                    90,162    15.16    1,367,030      1,245,657
LVIP T. Rowe Price Structured Mid-Cap Growth                     10,585    11.24      118,985        106,811
LVIP T. Rowe Price Structured Mid-Cap Growth Service Class      174,379    11.07    1,929,676      1,887,874
LVIP Templeton Growth Service Class                             151,290    24.38    3,688,754      4,182,239
LVIP Turner Mid-Cap Growth Service Class                        121,039     8.81    1,065,869      1,220,751
LVIP Wells Fargo Intrinsic Value Service Class                  114,380    11.43    1,307,243      1,651,959
LVIP Wilshire 2010 Profile Service Class                         85,952     9.57      822,822        828,040
LVIP Wilshire 2020 Profile Service Class                         50,729     9.21      466,962        453,902
LVIP Wilshire 2030 Profile Service Class                         52,526     9.10      477,985        476,860
LVIP Wilshire 2040 Profile Service Class                         14,968     8.59      128,593        140,197
LVIP Wilshire Aggressive Profile Service Class                  342,163     9.58    3,278,946      3,996,747
LVIP Wilshire Conservative Profile Service Class                838,661    11.29    9,465,968      9,077,132
LVIP Wilshire Moderate Profile Service Class                  2,935,871    10.97   32,191,832     33,324,566
LVIP Wilshire Moderately Aggressive Profile Service Class     1,355,729    10.42   14,125,341     15,362,801
MFS VIT Core Equity Service Class                                 6,802    13.45       91,491         81,981
MFS VIT Growth                                                    7,611    21.43      163,108        123,221
MFS VIT Growth Service Class                                     14,726    21.10      310,712        250,199
MFS VIT Total Return                                             62,230    17.48    1,087,786      1,150,180
MFS VIT Total Return Service Class                              885,018    17.28   15,293,116     16,647,908
MFS VIT Utilities                                                27,136    22.92      621,967        588,663
MFS VIT Utilities Service Class                                 471,277    22.65   10,674,426     11,583,573
NB AMT Mid-Cap Growth                                           193,699    21.24    4,114,172      3,784,513
NB AMT Regency                                                  416,709    12.26    5,108,849      5,916,863
PIMCO VIT Commodity Real Return Advisor Class                    35,204     8.64      304,163        309,833
Putnam VT Global Health Care Class IB                            13,182    12.16      160,290        156,708
Putnam VT Growth & Income Class IB                                3,601    14.40       51,859         74,663

6. CHANGES IN UNITS OUTSTANDING

The change in units outstanding for the year ended December 31, 2009, is as follows:

                                                              UNITS        UNITS     NET INCREASE
SUBACCOUNT                                                    ISSUED     REDEEMED     (DECREASE)
-------------------------------------------------------------------------------------------------
AIM V.I. Capital Appreciation                                     1,680     (10,209)     (8,529)
AIM V.I. Capital Appreciation Class II                               --        (879)       (879)
AIM V.I. Core Equity                                              3,246     (26,588)    (23,342)
AIM V.I. Core Equity Class II                                       167      (2,892)     (2,725)
AIM V.I. International Growth                                        32     (11,042)    (11,010)
AIM V.I. International Growth Class II                              206      (1,483)     (1,277)
ABVPSF Global Thematic Growth Class B                            58,472    (106,755)    (48,283)
ABVPSF Growth and Income Class B                                 70,570    (152,142)    (81,572)
ABVPSF International Value Class B                              249,802    (287,760)    (37,958)
ABVPSF Large Cap Growth Class B                                   3,449     (30,033)    (26,584)
ABVPSF Small/Mid Cap Value Class B                              167,670     (70,210)     97,460
American Century VP Inflation Protection Class 2              1,226,751    (831,062)    395,689
American Funds Global Growth Class 2                            194,094    (188,844)      5,250
American Funds Global Small Capitalization Class 2              250,788    (152,193)     98,595

                                                              UNITS        UNITS     NET INCREASE
SUBACCOUNT                                                    ISSUED     REDEEMED     (DECREASE)
-------------------------------------------------------------------------------------------------
American Funds Growth Class 2                                   967,377  (1,309,515)   (342,138)
American Funds Growth-Income Class 2                            763,798  (1,286,362)   (522,564)
American Funds International Class 2                            339,180    (472,669)   (133,489)
BlackRock Global Allocation V.I. Class III                      188,927     (22,126)     166,801
Delaware VIP Diversified Income Service Class                   872,611    (411,888)    460,723
Delaware VIP Emerging Markets Service Class                     196,909    (241,691)    (44,782)
Delaware VIP High Yield                                           3,293     (20,344)    (17,051)
Delaware VIP High Yield Service Class                           365,552    (272,561)     92,991
Delaware VIP Limited-Term Diversified Income Service Class      552,504    (208,072)    344,432
Delaware VIP REIT                                                 1,690      (7,694)     (6,004)
Delaware VIP REIT Service Class                                 109,827    (170,147)    (60,320)
Delaware VIP Small Cap Value                                      1,238     (11,569)    (10,331)
Delaware VIP Small Cap Value Service Class                      126,071    (169,118)    (43,047)
Delaware VIP Trend                                                3,321     (17,069)    (13,748)
Delaware VIP Trend Service Class                                 40,960     (73,860)    (32,900)
Delaware VIP U.S. Growth Service Class                           34,830     (39,550)     (4,720)
Delaware VIP Value                                                8,670     (17,694)     (9,024)
Delaware VIP Value Service Class                                115,194    (150,325)    (35,131)
DWS VIP Alternative Asset Allocation Plus Class B                 6,562      (2,234)      4,328
DWS VIP Equity 500 Index Class A                                  6,158     (76,542)    (70,384)
DWS VIP Equity 500 Index Class B                                 21,616     (72,390)    (50,774)
DWS VIP Small Cap Index Class A                                     826     (12,391)    (11,565)
DWS VIP Small Cap Index Class B                                   9,907     (39,076)    (29,169)
Fidelity VIP Contrafund Service Class 2                         403,711    (422,495)    (18,784)
Fidelity VIP Equity-Income                                        1,927     (20,519)    (18,592)
Fidelity VIP Equity-Income Service Class 2                       18,387     (55,281)    (36,894)
Fidelity VIP Growth                                                 660      (4,076)     (3,416)
Fidelity VIP Growth Service Class 2                              44,917     (83,460)    (38,543)
Fidelity VIP Mid Cap Service Class 2                            405,925    (305,205)    100,720
Fidelity VIP Overseas                                                62      (5,028)     (4,966)
Fidelity VIP Overseas Service Class 2                            34,722     (64,839)    (30,117)
FTVIPT Franklin Income Securities Class 2                       560,608    (487,338)     73,270
FTVIPT Franklin Small-Mid Cap Growth Securities Class 2         123,715     (96,669)     27,046
FTVIPT Mutual Shares Securities Class 2                         367,319    (219,322)    147,997
FTVIPT Templeton Global Bond Securities Class 2                 453,209    (348,847)    104,362
FTVIPT Templeton Growth Securities Class 2                       22,657     (99,744)    (77,087)
Goldman Sachs VIT Growth & Income Service Class                  10,750        (946)      9,804
Janus Aspen Series Balanced Service Shares                        3,886     (30,104)    (26,218)
Janus Aspen Series Enterprise Service Shares                        800      (5,710)     (4,910)
Janus Aspen Series Worldwide Service Shares                          35        (450)       (415)
LVIP Baron Growth Opportunities Service Class                   147,490    (120,496)     26,994
LVIP Capital Growth Service Class                                48,931     (31,352)     17,579
LVIP Cohen & Steers Global Real Estate Service Class            299,656    (141,875)    157,781
LVIP Columbia Value Opportunities Service Class                  23,125     (21,035)      2,090
LVIP Delaware Bond                                               64,866    (280,594)   (215,728)
LVIP Delaware Bond Service Class                              1,280,799    (665,163)    615,636
LVIP Delaware Foundation Aggressive Allocation                      347      (5,986)     (5,639)
LVIP Delaware Foundation Aggressive Allocation Service Class     33,711     (44,840)    (11,129)
LVIP Delaware Growth and Income Service Class                    48,343     (13,035)     35,308
LVIP Delaware Social Awareness                                    1,863      (5,486)     (3,623)
LVIP Delaware Social Awareness Service Class                     13,528     (37,438)    (23,910)
LVIP Delaware Special Opportunities Service Class               133,423     (29,886)    103,537
LVIP Global Income Service Class                                163,631     (36,105)    127,526
LVIP Janus Capital Appreciation                                   5,136      (8,311)     (3,175)
LVIP Janus Capital Appreciation Service Class                    41,167     (27,554)     13,613
LVIP Marsico International Growth Service Class                  98,027     (56,275)     41,752
LVIP MFS Value Service Class                                    337,013    (110,120)    226,893
LVIP Mid-Cap Value Service Class                                 94,044     (45,446)     48,598
LVIP Mondrian International Value                                 7,518     (23,486)    (15,968)
LVIP Mondrian International Value Service Class                  84,062     (99,810)    (15,748)
LVIP Money Market                                               324,348    (658,925)   (334,577)
LVIP Money Market Service Class                               1,225,237  (1,893,665)   (668,428)

                                                              UNITS        UNITS     NET INCREASE
SUBACCOUNT                                                    ISSUED     REDEEMED     (DECREASE)
-------------------------------------------------------------------------------------------------
LVIP SSgA Bond Index Service Class                            1,260,544    (309,151)    951,393
LVIP SSgA Developed International 150 Service Class             257,968     (97,049)    160,919
LVIP SSgA Emerging Markets 100 Service Class                    358,083     (89,698)    268,385
LVIP SSgA International Index Service Class                     372,558    (104,424)    268,134
LVIP SSgA Large Cap 100 Service Class                           483,727    (137,370)    346,357
LVIP SSgA S&P 500 Index                                          25,882     (39,944)    (14,062)
LVIP SSgA S&P 500 Index Service Class                           736,690    (365,023)    371,667
LVIP SSgA Small-Cap Index Service Class                         298,782    (148,654)    150,128
LVIP SSgA Small-Mid Cap 200 Service Class                       138,566     (42,236)     96,330
LVIP T. Rowe Price Growth Stock Service Class                    89,912     (36,240)     53,672
LVIP T. Rowe Price Structured Mid-Cap Growth                      3,265      (2,344)        921
LVIP T. Rowe Price Structured Mid-Cap Growth Service Class       70,286     (24,149)     46,137
LVIP Templeton Growth Service Class                             140,383     (63,911)     76,472
LVIP Turner Mid-Cap Growth Service Class                         50,482     (43,917)      6,565
LVIP Wells Fargo Intrinsic Value Service Class                   44,130     (48,977)     (4,847)
LVIP Wilshire 2010 Profile Service Class                         32,176      (9,746)     22,430
LVIP Wilshire 2020 Profile Service Class                         30,916     (11,674)     19,242
LVIP Wilshire 2030 Profile Service Class                         11,450      (7,948)      3,502
LVIP Wilshire 2040 Profile Service Class                             --      (1,521)     (1,521)
LVIP Wilshire Aggressive Profile Service Class                   36,473     (39,451)     (2,978)
LVIP Wilshire Conservative Profile Service Class                427,899    (144,632)    283,267
LVIP Wilshire Moderate Profile Service Class                    528,710    (661,863)   (133,153)
LVIP Wilshire Moderately Aggressive Profile Service Class       271,101    (309,332)    (38,231)
MFS VIT Core Equity Service Class                                    71        (638)       (567)
MFS VIT Growth                                                    1,442      (6,140)     (4,698)
MFS VIT Growth Service Class                                      7,792      (3,397)      4,395
MFS VIT Total Return                                              1,131     (39,924)    (38,793)
MFS VIT Total Return Service Class                              328,354    (227,632)    100,722
MFS VIT Utilities                                                 3,115     (18,004)    (14,889)
MFS VIT Utilities Service Class                                 134,205    (175,414)    (41,209)
NB AMT Mid-Cap Growth                                            17,079     (93,419)    (76,340)
NB AMT Regency                                                   26,050     (84,648)    (58,598)
PIMCO VIT Commodity Real Return Advisor Class                    25,019        (697)     24,322
Putnam VT Global Health Care Class IB                             3,929      (4,973)     (1,044)
Putnam VT Growth & Income Class IB                                   --      (3,612)     (3,612)

The change in units outstanding for the year ended December 31, 2008, is as follows:

                                                              UNITS        UNITS     NET INCREASE
SUBACCOUNT                                                    ISSUED     REDEEMED     (DECREASE)
-------------------------------------------------------------------------------------------------
AIM V.I. Capital Appreciation                                       189     (13,733)    (13,544)
AIM V.I. Capital Appreciation Class II                               --        (773)       (773)
AIM V.I. Core Equity                                              2,199     (33,237)    (31,038)
AIM V.I. Core Equity Class II                                       193        (138)         55
AIM V.I. International Growth                                     3,820     (18,068)    (14,248)
AIM V.I. International Growth Class II                               99      (4,335)     (4,236)
ABVPSF Global Thematic Growth Class B                            73,975     (84,810)    (10,835)
ABVPSF Growth and Income Class B                                136,849    (161,302)    (24,453)
ABVPSF International Value Class B                              535,450    (165,876)    369,574
ABVPSF Large Cap Growth Class B                                   7,655    (111,773)   (104,118)
ABVPSF Small/Mid Cap Value Class B                              157,635     (57,001)    100,634
American Century VP Inflation Protection Class 2                936,222    (736,714)    199,508
American Funds Global Growth Class 2                            417,969    (207,574)    210,395
American Funds Global Small Capitalization Class 2              242,354    (168,507)     73,847
American Funds Growth Class 2                                 1,826,516  (1,164,267)    662,249
American Funds Growth-Income Class 2                          1,698,978  (1,075,401)    623,577
American Funds International Class 2                            757,634    (519,065)    238,569
Delaware VIP Limited-Term Diversified Income Service Class      312,978    (182,103)    130,875
Delaware VIP Diversified Income Service Class                   731,721    (559,714)    172,007
Delaware VIP Emerging Markets Service Class                     338,383    (212,699)    125,684
Delaware VIP High Yield                                           6,472     (60,568)    (54,096)

                                                              UNITS        UNITS     NET INCREASE
SUBACCOUNT                                                    ISSUED     REDEEMED     (DECREASE)
-------------------------------------------------------------------------------------------------
Delaware VIP High Yield Service Class                           229,445    (234,945)     (5,500)
Delaware VIP REIT                                                 2,789     (22,012)    (19,223)
Delaware VIP REIT Service Class                                  98,843    (188,614)    (89,771)
Delaware VIP Small Cap Value                                      2,933     (38,831)    (35,898)
Delaware VIP Small Cap Value Service Class                      300,864    (203,914)      96,950
Delaware VIP Trend                                                3,596     (53,913)    (50,317)
Delaware VIP Trend Service Class                                 84,844     (90,684)     (5,840)
Delaware VIP U.S. Growth Service Class                           50,548     (25,789)     24,759
Delaware VIP Value                                                6,616     (15,870)     (9,254)
Delaware VIP Value Service Class                                142,574    (160,979)    (18,405)
DWS VIP Equity 500 Index Class A                                  7,921    (102,397)    (94,476)
DWS VIP Equity 500 Index Class B                                 83,283    (140,698)    (57,415)
DWS VIP Small Cap Index Class A                                   2,391     (18,365)    (15,974)
DWS VIP Small Cap Index Class B                                  29,537     (52,812)    (23,275)
Fidelity VIP Contrafund Service Class 2                         953,492    (351,143)    602,349
Fidelity VIP Equity-Income                                        2,904     (41,602)    (38,698)
Fidelity VIP Equity-Income Service Class 2                       31,410     (39,054)     (7,644)
Fidelity VIP Growth                                                  --     (31,635)    (31,635)
Fidelity VIP Growth Service Class 2                              87,233     (86,460)        773
Fidelity VIP Mid Cap Service Class 2                            600,977    (174,184)    426,793
Fidelity VIP Overseas                                             2,471      (9,331)     (6,860)
Fidelity VIP Overseas Service Class 2                            63,259     (63,387)       (128)
FTVIPT Franklin Income Securities Class 2                       941,144    (424,472)    516,672
FTVIPT Franklin Small-Mid Cap Growth Securities Class 2         231,280    (120,729)    110,551
FTVIPT Mutual Shares Securities Class 2                         629,423    (223,488)    405,935
FTVIPT Templeton Global Bond Securities Class 2                 793,561    (341,680)    451,881
FTVIPT Templeton Growth Securities Class 2                       71,711    (137,967)    (66,256)
Janus Aspen Series Balanced Service Shares                       20,373     (14,883)      5,490
Janus Aspen Series Enterprise Service Shares                      3,528     (12,823)     (9,295)
Janus Aspen Series Worldwide Service Shares                       1,513      (2,153)       (640)
LVIP Baron Growth Opportunities Service Class                   295,782     (53,129)    242,653
LVIP Capital Growth Service Class                                33,638      (4,365)     29,273
LVIP Cohen & Steers Global Real Estate Service Class            361,650     (65,636)    296,014
LVIP Columbia Value Opportunities Service Class                  54,526     (13,240)     41,286
LVIP Delaware Bond                                              119,826    (626,704)   (506,878)
LVIP Delaware Bond Service Class                              1,048,569    (732,430)    316,139
LVIP Delaware Growth and Income Service Class                    34,880      (6,828)     28,052
LVIP Delaware Social Awareness                                    2,110     (14,965)    (12,855)
LVIP Delaware Social Awareness Service Class                     41,465     (29,828)     11,637
LVIP Delaware Special Opportunities Service Class                55,338     (21,071)     34,267
LVIP Wells Fargo Intrinsic Value Service Class                   67,228      (8,789)     58,439
LVIP Janus Capital Appreciation                                   1,540      (2,786)     (1,246)
LVIP Janus Capital Appreciation Service Class                    48,048      (8,904)     39,144
LVIP Marsico International Growth Service Class                 203,000     (55,167)    147,833
LVIP MFS Value Service Class                                    316,316     (48,508)    267,808
LVIP Mid-Cap Value Service Class                                170,353     (58,802)    111,551
LVIP Mondrian International Value                                 5,047     (28,566)    (23,519)
LVIP Mondrian International Value Service Class                 116,638    (111,514)      5,124
LVIP Money Market                                               990,715    (637,760)    352,955
LVIP Money Market Service Class                               2,030,143  (1,250,896)    779,247
LVIP SSgA Bond Index Service Class                              469,933     (76,831)    393,102
LVIP SSgA Developed International 150 Service Class              98,548      (7,604)     90,944
LVIP SSgA Emerging Markets 100 Service Class                     80,412      (6,356)     74,056
LVIP SSgA International Index Service Class                     115,746      (8,468)    107,278
LVIP SSgA Large Cap 100 Service Class                           184,967     (19,882)    165,085
LVIP SSgA S&P 500 Index                                          45,772     (25,035)     20,737
LVIP SSgA S&P 500 Index Service Class                           704,492    (101,766)    602,726
LVIP SSgA Small-Cap Index Service Class                         304,192     (46,420)    257,772
LVIP SSgA Small-Mid Cap 200 Service Class                        63,521     (25,721)     37,800
LVIP T. Rowe Price Growth Stock Service Class                   129,628     (19,479)    110,149
LVIP T. Rowe Price Structured Mid-Cap Growth                         35      (1,041)     (1,006)
LVIP T. Rowe Price Structured Mid-Cap Growth Service Class       43,211     (19,379)     23,832

                                                              UNITS        UNITS     NET INCREASE
SUBACCOUNT                                                    ISSUED     REDEEMED     (DECREASE)
-------------------------------------------------------------------------------------------------
LVIP Templeton Growth Service Class                             256,493     (67,835)    188,658
LVIP Turner Mid-Cap Growth Service Class                         76,452     (22,602)     53,850
LVIP Delaware Foundation Aggressive Allocation                      394      (5,466)     (5,072)
LVIP Delaware Foundation Aggressive Allocation Service Class    130,503     (18,587)    111,916
LVIP Wilshire 2010 Profile Service Class                         56,641     (21,284)     35,357
LVIP Wilshire 2020 Profile Service Class                         36,891      (5,514)     31,377
LVIP Wilshire 2030 Profile Service Class                         70,936     (21,327)     49,609
LVIP Wilshire 2040 Profile Service Class                         36,429     (19,872)     16,557
LVIP Wilshire Aggressive Profile Service Class                  157,036     (16,450)    140,586
LVIP Wilshire Conservative Profile Service Class                276,593     (99,672)    176,921
LVIP Wilshire Moderate Profile Service Class                    878,966    (362,153)    516,813
LVIP Wilshire Moderately Aggressive Profile Service Class       469,324    (252,509)    216,815
MFS VIT Core Equity Service Class                                   408      (2,091)     (1,683)
MFS VIT Growth                                                      530     (13,659)    (13,129)
MFS VIT Growth Service Class                                      3,476      (7,219)     (3,743)
MFS VIT Total Return                                              2,277     (47,964)    (45,687)
MFS VIT Total Return Service Class                              140,939    (219,046)    (78,107)
MFS VIT Utilities                                                 9,418     (27,900)    (18,482)
MFS VIT Utilities Service Class                                 260,611    (166,542)     94,069
NB AMT Mid-Cap Growth                                            37,317     (75,749)    (38,432)
NB AMT Regency                                                   46,362     (87,281)    (40,919)
Putnam VT Growth & Income Class IB                                   11        (782)       (771)
Putnam VT Global Health Care Class IB                             2,434      (5,119)     (2,685)

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

Board of Directors of Lincoln Life & Annuity Company of New York

and

Contract Owners of Lincoln New York Account N for Variable Annuities

We have audited the accompanying statements of assets and liabilities of Lincoln New York Account N for Variable Annuities ("Variable Account"), comprised of the subaccounts described in Note 1, as of December 31, 2009, and the related statements of operations for the year then ended and changes in net assets for each of the two years in the period then ended, or for those sub-accounts operating for portions of such periods as disclosed in the financial statements. These financial statements are the responsibility of the Variable Account's management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. We were not engaged to perform an audit of the Variable Account's internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Variable Account's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of investments owned as of December 31, 2009, by correspondence with the fund companies, or their transfer agents, as applicable. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of each of the respective subaccounts constituting Lincoln New York Account N for Variable Annuities at December 31, 2009, and the results of their operations and the changes in their net assets for the periods described above, in conformity with U.S. generally accepted accounting principles.

/S/ ERNST & YOUNG, LLP

Philadelphia, Pennsylvania
April 7, 2010